UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-366-0066

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Balanced Income Portfolio Class ADV - IIFAX

Voya Balanced Income Portfolio Class I - IIFIX

Voya Balanced Income Portfolio Class S - IIFSX

Voya Balanced Income Portfolio Class S2 - IIFTX

Voya Global Perspectives® Portfolio Class ADV - IPARX

Voya Global Perspectives® Portfolio Class I - IPIRX

Voya Global Perspectives® Portfolio Class S - IPSRX

Voya Government Liquid Assets Portfolio Class I - IPLXX

Voya Government Liquid Assets Portfolio Class S - ISPXX

Voya Government Liquid Assets Portfolio Class S2 - ITLXX

Voya High Yield Portfolio Class ADV - IPYAX

Voya High Yield Portfolio Class I - IPIMX

Voya High Yield Portfolio Class S - IPHYX

Voya High Yield Portfolio Class S2 - IPYSX

Voya Inflation Protected Bond Plus Portfolio Class ADV - IBRAX

Voya Inflation Protected Bond Plus Portfolio Class I - IBRIX

Voya Inflation Protected Bond Plus Portfolio Class S - IBRSX

Voya Large Cap Growth Portfolio Class ADV - IEOPX

Voya Large Cap Growth Portfolio Class I - IEOHX

Voya Large Cap Growth Portfolio Class R6 - VRLCX

Voya Large Cap Growth Portfolio Class S - IEOSX

Voya Large Cap Growth Portfolio Class S2 - IEOTX

Voya Large Cap Value Portfolio Class ADV - IPEAX

Voya Large Cap Value Portfolio Class I - IPEIX

Voya Large Cap Value Portfolio Class R6 - VLCRX

Voya Large Cap Value Portfolio Class S - IPESX

Voya Large Cap Value Portfolio Class S2 - IPETX

Voya Limited Maturity Bond Portfolio Class ADV - IMBAX

Voya Limited Maturity Bond Portfolio Class I - ILBPX

Voya Limited Maturity Bond Portfolio Class S - ILMBX

Voya Retirement Conservative Portfolio Class ADV - IRCAX

Voya Retirement Conservative Portfolio Class I - IRCPX

Voya Retirement Growth Portfolio Class ADV - IRGPX

Voya Retirement Growth Portfolio Class I - IIRGX

Voya Retirement Moderate Growth Portfolio Class ADV - IRMGX

Voya Retirement Moderate Growth Portfolio Class I - IRGMX

Voya Retirement Moderate Portfolio Class ADV - IRMPX

Voya Retirement Moderate Portfolio Class I - IRMIX

Voya U.S. Stock Index Portfolio Class ADV - ISIVX

Voya U.S. Stock Index Portfolio Class I - INGIX

Voya U.S. Stock Index Portfolio Class S - ISJBX

Voya U.S. Stock Index Portfolio Class S2 - ISIPX

Voya VACS Index Series S Portfolio Portfolio - VVIPX

VY® CBRE Global Real Estate Portfolio Class ADV - ICRNX

VY® CBRE Global Real Estate Portfolio Class I - IRGIX

VY® CBRE Global Real Estate Portfolio Class S - IRGTX

VY® CBRE Global Real Estate Portfolio Class S2 - IRGSX

VY® CBRE Real Estate Portfolio Class ADV - ICRPX

VY® CBRE Real Estate Portfolio Class I - IVRIX

VY® CBRE Real Estate Portfolio Class S - IVRSX

VY® CBRE Real Estate Portfolio Class S2 - IVRTX

VY® Invesco Growth and Income Portfolio Class ADV - IVGAX

VY® Invesco Growth and Income Portfolio Class I - IVGIX

VY® Invesco Growth and Income Portfolio Class S - IVGSX

VY® Invesco Growth and Income Portfolio Class S2 - IVITX

VY® JPMorgan Emerging Markets Equity Portfolio Class ADV - IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio Class I - IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio Class S - IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio Class S2 - IJPTX

VY® JPMorgan Small Cap Core Equity Portfolio Class ADV - IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio Class I - IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio Class R6 - VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio Class S - IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio Class S2 - IJSTX

VY® Morgan Stanley Global Franchise Portfolio Class ADV - IGFAX

VY® Morgan Stanley Global Franchise Portfolio Class R6 - VPRDX

VY® Morgan Stanley Global Franchise Portfolio Class S - IVGTX

VY® Morgan Stanley Global Franchise Portfolio Class S2 - IGFSX

VY® T. Rowe Price Capital Appreciation Portfolio Class ADV - ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio Class I - ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio Class R6 - VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio Class S - ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio Class S2 - ITCTX

VY® T. Rowe Price Equity Income Portfolio Class ADV - ITEAX

VY® T. Rowe Price Equity Income Portfolio Class I - ITEIX

VY® T. Rowe Price Equity Income Portfolio Class S - IRPSX

VY® T. Rowe Price Equity Income Portfolio Class S2 - ITETX

Class ADV: IIFAX

Voya Balanced Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$128	1.20%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000® Index/10% MSCI EAFE® Index.

↑ Top contributors to performance: An overweight to U.S. large cap equities was a contributor. Voya Balanced Strategic Income Opportunities sleeve was the main manager selection contributor, as it outperformed the Bloomberg US Aggregate Index. Voya US High Dividend Low Volatility sleeve was also additive.

↓ Top detractors from performance: An overweight to U.S. core bonds and derivatives were detractors to performance.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,328	$9,764	$10,055	$10,077	$9,919	$10,092
2016	$10,751	$10,531	$10,321	$10,622	$10,018	$11,308
2017	$11,829	$13,056	$10,687	$11,770	$12,526	$13,761
2018	$11,192	$11,827	$10,688	$11,463	$10,798	$13,103
2019	$13,199	$14,973	$11,620	$13,380	$13,175	$17,221
2020	$13,568	$17,407	$12,493	$15,024	$14,205	$20,831
2021	$14,742	$20,634	$12,300	$16,172	$15,805	$26,341
2022	$12,634	$16,845	$10,700	$13,792	$13,521	$21,302
2023	$14,026	$20,585	$11,291	$15,565	$15,987	$26,953
2024	$15,773	$24,185	$11,433	$16,831	$16,598	$33,559

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	12.46%	3.63%	4.66%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	8.14%	4.70%	5.34%
MSCI EAFE® Index	3.82%	4.73%	5.20%
Russell 1000® Index	24.51%	14.28%	12.87%

Effective with this report, the Adviser changed the primary benchmark from the 60% Bloomberg U.S. Aggregate Bond Index/30% Russell 1000®Index/10% MSCI EAFE® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the 60% Bloomberg U.S. Aggregate Bond Index/30% Russell 100®Index/10% MSCI EAFE® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$524,870,443
  # of Portfolio Holdings1,039
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$1,884,991

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series SC Fund	6.0%
Voya VACS Series HYB Fund	5.6%
NVIDIA Corp.	2.2%
Voya VACS Series EMHCD Fund	2.0%
Apple, Inc.	1.8%
Microsoft Corp.	1.8%
Amazon.com, Inc.	1.6%
Vanguard FTSE Emerging Markets ETF	1.5%
Meta Platforms, Inc. - Class A	1.0%
Broadcom, Inc.	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.5%
Sovereign Bonds	1.3%
Exchange-Traded Funds	1.7%
Corporate Bonds/Notes	6.1%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	11.9%
Mutual Funds	13.6%
Collateralized Mortgage Obligations	15.2%
Common Stock	39.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IIFAX

Voya Balanced Income Portfolio

92914E705-AR

Class I: IIFIX

Voya Balanced Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$64	0.60%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000® Index/10% MSCI EAFE® Index.

↑ Top contributors to performance: An overweight to U.S. large cap equities was a contributor. Voya Balanced Strategic Income Opportunities sleeve was the main manager selection contributor, as it outperformed the Bloomberg US Aggregate Index. Voya US High Dividend Low Volatility sleeve was also additive.

↓ Top detractors from performance: An overweight to U.S. core bonds and derivatives were detractors to performance.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,366	$9,764	$10,055	$10,077	$9,919	$10,092
2016	$10,866	$10,531	$10,321	$10,622	$10,018	$11,308
2017	$12,013	$13,056	$10,687	$11,770	$12,526	$13,761
2018	$11,438	$11,827	$10,688	$11,463	$10,798	$13,103
2019	$13,580	$14,973	$11,620	$13,380	$13,175	$17,221
2020	$14,032	$17,407	$12,493	$15,024	$14,205	$20,831
2021	$15,354	$20,634	$12,300	$16,172	$15,805	$26,341
2022	$13,238	$16,845	$10,700	$13,792	$13,521	$21,302
2023	$14,784	$20,585	$11,291	$15,565	$15,987	$26,953
2024	$16,706	$24,185	$11,433	$16,831	$16,598	$33,559

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	13.00%	4.23%	5.27%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	8.14%	4.70%	5.34%
MSCI EAFE® Index	3.82%	4.73%	5.20%
Russell 1000® Index	24.51%	14.28%	12.87%

Effective with this report, the Adviser changed the primary benchmark from the 60% Bloomberg U.S. Aggregate Bond Index/30% Russell 1000®Index/10% MSCI EAFE® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the 60% Bloomberg U.S. Aggregate Bond Index/30% Russell 100®Index/10% MSCI EAFE® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$524,870,443
  # of Portfolio Holdings1,039
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$1,884,991

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series SC Fund	6.0%
Voya VACS Series HYB Fund	5.6%
NVIDIA Corp.	2.2%
Voya VACS Series EMHCD Fund	2.0%
Apple, Inc.	1.8%
Microsoft Corp.	1.8%
Amazon.com, Inc.	1.6%
Vanguard FTSE Emerging Markets ETF	1.5%
Meta Platforms, Inc. - Class A	1.0%
Broadcom, Inc.	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.5%
Sovereign Bonds	1.3%
Exchange-Traded Funds	1.7%
Corporate Bonds/Notes	6.1%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	11.9%
Mutual Funds	13.6%
Collateralized Mortgage Obligations	15.2%
Common Stock	39.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIFIX

Voya Balanced Income Portfolio

92914E606-AR

Class S: IIFSX

Voya Balanced Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$91	0.85%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000® Index/10% MSCI EAFE® Index.

↑ Top contributors to performance: An overweight to U.S. large cap equities was a contributor. Voya Balanced Strategic Income Opportunities sleeve was the main manager selection contributor, as it outperformed the Bloomberg US Aggregate Index. Voya US High Dividend Low Volatility sleeve was also additive.

↓ Top detractors from performance: An overweight to U.S. core bonds and derivatives were detractors to performance.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,369	$9,764	$10,055	$10,077	$9,919	$10,092
2016	$10,838	$10,531	$10,321	$10,622	$10,018	$11,308
2017	$11,958	$13,056	$10,687	$11,770	$12,526	$13,761
2018	$11,358	$11,827	$10,688	$11,463	$10,798	$13,103
2019	$13,448	$14,973	$11,620	$13,380	$13,175	$17,221
2020	$13,856	$17,407	$12,493	$15,024	$14,205	$20,831
2021	$15,116	$20,634	$12,300	$16,172	$15,805	$26,341
2022	$13,004	$16,845	$10,700	$13,792	$13,521	$21,302
2023	$14,489	$20,585	$11,291	$15,565	$15,987	$26,953
2024	$16,342	$24,185	$11,433	$16,831	$16,598	$33,559

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	12.79%	3.97%	5.03%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	8.14%	4.70%	5.34%
MSCI EAFE® Index	3.82%	4.73%	5.20%
Russell 1000® Index	24.51%	14.28%	12.87%

Effective with this report, the Adviser changed the primary benchmark from the 60% Bloomberg U.S. Aggregate Bond Index/30% Russell 1000®Index/10% MSCI EAFE® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the 60% Bloomberg U.S. Aggregate Bond Index/30% Russell 100®Index/10% MSCI EAFE® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$524,870,443
  # of Portfolio Holdings1,039
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$1,884,991

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series SC Fund	6.0%
Voya VACS Series HYB Fund	5.6%
NVIDIA Corp.	2.2%
Voya VACS Series EMHCD Fund	2.0%
Apple, Inc.	1.8%
Microsoft Corp.	1.8%
Amazon.com, Inc.	1.6%
Vanguard FTSE Emerging Markets ETF	1.5%
Meta Platforms, Inc. - Class A	1.0%
Broadcom, Inc.	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.5%
Sovereign Bonds	1.3%
Exchange-Traded Funds	1.7%
Corporate Bonds/Notes	6.1%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	11.9%
Mutual Funds	13.6%
Collateralized Mortgage Obligations	15.2%
Common Stock	39.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IIFSX

Voya Balanced Income Portfolio

92914E507-AR

Class S2: IIFTX

Voya Balanced Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$107	1.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000® Index/10% MSCI EAFE® Index.

↑ Top contributors to performance: An overweight to U.S. large cap equities was a contributor. Voya Balanced Strategic Income Opportunities sleeve was the main manager selection contributor, as it outperformed the Bloomberg US Aggregate Index. Voya US High Dividend Low Volatility sleeve was also additive.

↓ Top detractors from performance: An overweight to U.S. core bonds and derivatives were detractors to performance.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,349	$9,764	$10,055	$10,077	$9,919	$10,092
2016	$10,800	$10,531	$10,321	$10,622	$10,018	$11,308
2017	$11,897	$13,056	$10,687	$11,770	$12,526	$13,761
2018	$11,284	$11,827	$10,688	$11,463	$10,798	$13,103
2019	$13,332	$14,973	$11,620	$13,380	$13,175	$17,221
2020	$13,734	$17,407	$12,493	$15,024	$14,205	$20,831
2021	$14,955	$20,634	$12,300	$16,172	$15,805	$26,341
2022	$12,840	$16,845	$10,700	$13,792	$13,521	$21,302
2023	$14,278	$20,585	$11,291	$15,565	$15,987	$26,953
2024	$16,086	$24,185	$11,433	$16,831	$16,598	$33,559

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	12.66%	3.83%	4.87%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	8.14%	4.70%	5.34%
MSCI EAFE® Index	3.82%	4.73%	5.20%
Russell 1000® Index	24.51%	14.28%	12.87%

Effective with this report, the Adviser changed the primary benchmark from the 60% Bloomberg U.S. Aggregate Bond Index/30% Russell 1000®Index/10% MSCI EAFE® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the 60% Bloomberg U.S. Aggregate Bond Index/30% Russell 100®Index/10% MSCI EAFE® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$524,870,443
  # of Portfolio Holdings1,039
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$1,884,991

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series SC Fund	6.0%
Voya VACS Series HYB Fund	5.6%
NVIDIA Corp.	2.2%
Voya VACS Series EMHCD Fund	2.0%
Apple, Inc.	1.8%
Microsoft Corp.	1.8%
Amazon.com, Inc.	1.6%
Vanguard FTSE Emerging Markets ETF	1.5%
Meta Platforms, Inc. - Class A	1.0%
Broadcom, Inc.	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.5%
Sovereign Bonds	1.3%
Exchange-Traded Funds	1.7%
Corporate Bonds/Notes	6.1%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	11.9%
Mutual Funds	13.6%
Collateralized Mortgage Obligations	15.2%
Common Stock	39.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IIFTX

Voya Balanced Income Portfolio

92914E408-AR

Class ADV: IPARX

Voya Global Perspectives® Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$52	0.50%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Global Bond Fund, Voya MidCap Opportunities Portfolio & Voya GNMA Income Fund were key contributors. The Fund’s underweight to core fixed income was a contributor.

↓ Top detractors from performance: The Fund’s underweight to U.S. large cap was the biggest detractor. On an individual holdings level, Voya High Yield, VY® CBRE Global Real Estate & Voya Small Company Portfolios were key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,632	$9,764	$10,055	$9,906
2016	$10,258	$10,531	$10,321	$10,577
2017	$11,756	$13,056	$10,687	$12,261
2018	$10,874	$11,827	$10,688	$11,564
2019	$12,828	$14,973	$11,620	$13,784
2020	$14,854	$17,407	$12,493	$15,415
2021	$15,707	$20,634	$12,300	$17,167
2022	$12,928	$16,845	$10,700	$14,546
2023	$14,245	$20,585	$11,291	$16,783
2024	$15,229	$24,185	$11,433	$18,584

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	6.90%	3.49%	4.30%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Growth Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target RiskGrowth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$59,607,959
  # of Portfolio Holdings10
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$61,446

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya MidCap Opportunities Portfolio - Class R6	11.0%
Voya Index Plus LargeCap Portfolio - Class I	10.6%
Voya Small Company Portfolio - Class R6	10.5%
Voya High Yield Portfolio - Class I	10.2%
Voya GNMA Income Fund - Class R6	10.0%
Voya U.S. Bond Index Portfolio - Class I	10.0%
Voya Global Bond Fund - Class R6	9.8%
Voya International Index Portfolio - Class I	9.4%
VY® CBRE Global Real Estate Portfolio - Class I	9.4%
Voya Emerging Markets Index Portfolio - Class I	9.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	40.0%
Equity	60.0%

Target Asset Allocations

Value	Value
US Large Cap Equities	10.0%
US Mid Cap Equities	10.0%
US Small Cap Equities	10.0%
Global Real Estate	10.0%
International Equities	10.0%
Emerging Market Equities	10.0%
US Investment Grade Bonds	10.0%
US Government Bonds	10.0%
Global Bonds	10.0%
US High Yield Bonds	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IPARX

Voya Global Perspectives® Portfolio

92914C303-AR

Class I: IPIRX

Voya Global Perspectives® Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$21	0.20%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Global Bond Fund, Voya MidCap Opportunities Portfolio & Voya GNMA Income Fund were key contributors. The Fund’s underweight to core fixed income was a contributor.

↓ Top detractors from performance: The Fund’s underweight to U.S. large cap was the biggest detractor. On an individual holdings level, Voya High Yield, VY® CBRE Global Real Estate & Voya Small Company Portfolios were key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,665	$9,764	$10,055	$9,906
2016	$10,323	$10,531	$10,321	$10,577
2017	$11,870	$13,056	$10,687	$12,261
2018	$11,014	$11,827	$10,688	$11,564
2019	$13,033	$14,973	$11,620	$13,784
2020	$15,136	$17,407	$12,493	$15,415
2021	$16,058	$20,634	$12,300	$17,167
2022	$13,247	$16,845	$10,700	$14,546
2023	$14,638	$20,585	$11,291	$16,783
2024	$15,708	$24,185	$11,433	$18,584

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	7.31%	3.80%	4.62%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Growth Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target RiskGrowth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$59,607,959
  # of Portfolio Holdings10
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$61,446

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya MidCap Opportunities Portfolio - Class R6	11.0%
Voya Index Plus LargeCap Portfolio - Class I	10.6%
Voya Small Company Portfolio - Class R6	10.5%
Voya High Yield Portfolio - Class I	10.2%
Voya GNMA Income Fund - Class R6	10.0%
Voya U.S. Bond Index Portfolio - Class I	10.0%
Voya Global Bond Fund - Class R6	9.8%
Voya International Index Portfolio - Class I	9.4%
VY® CBRE Global Real Estate Portfolio - Class I	9.4%
Voya Emerging Markets Index Portfolio - Class I	9.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	40.0%
Equity	60.0%

Target Asset Allocations

Value	Value
US Large Cap Equities	10.0%
US Mid Cap Equities	10.0%
US Small Cap Equities	10.0%
Global Real Estate	10.0%
International Equities	10.0%
Emerging Market Equities	10.0%
US Investment Grade Bonds	10.0%
US Government Bonds	10.0%
Global Bonds	10.0%
US High Yield Bonds	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPIRX

Voya Global Perspectives® Portfolio

92914C204-AR

Class S: IPSRX

Voya Global Perspectives® Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$47	0.45%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Global Bond Fund, Voya MidCap Opportunities Portfolio & Voya GNMA Income Fund were key contributors. The Fund’s underweight to core fixed income was a contributor.

↓ Top detractors from performance: The Fund’s underweight to U.S. large cap was the biggest detractor. On an individual holdings level, Voya High Yield, VY® CBRE Global Real Estate & Voya Small Company Portfolios were key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,630	$9,764	$10,055	$9,906
2016	$10,261	$10,531	$10,321	$10,577
2017	$11,770	$13,056	$10,687	$12,261
2018	$10,891	$11,827	$10,688	$11,564
2019	$12,860	$14,973	$11,620	$13,784
2020	$14,891	$17,407	$12,493	$15,415
2021	$15,760	$20,634	$12,300	$17,167
2022	$12,977	$16,845	$10,700	$14,546
2023	$14,310	$20,585	$11,291	$16,783
2024	$15,294	$24,185	$11,433	$18,584

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	6.88%	3.53%	4.34%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Growth Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target RiskGrowth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$59,607,959
  # of Portfolio Holdings10
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$61,446

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya MidCap Opportunities Portfolio - Class R6	11.0%
Voya Index Plus LargeCap Portfolio - Class I	10.6%
Voya Small Company Portfolio - Class R6	10.5%
Voya High Yield Portfolio - Class I	10.2%
Voya GNMA Income Fund - Class R6	10.0%
Voya U.S. Bond Index Portfolio - Class I	10.0%
Voya Global Bond Fund - Class R6	9.8%
Voya International Index Portfolio - Class I	9.4%
VY® CBRE Global Real Estate Portfolio - Class I	9.4%
Voya Emerging Markets Index Portfolio - Class I	9.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	40.0%
Equity	60.0%

Target Asset Allocations

Value	Value
US Large Cap Equities	10.0%
US Mid Cap Equities	10.0%
US Small Cap Equities	10.0%
Global Real Estate	10.0%
International Equities	10.0%
Emerging Market Equities	10.0%
US Investment Grade Bonds	10.0%
US Government Bonds	10.0%
Global Bonds	10.0%
US High Yield Bonds	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPSRX

Voya Global Perspectives® Portfolio

92914C105-AR

Class I: IPLXX

Voya Government Liquid Assets Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.28%

Fund Statistics

  Total Net Assets$1,109,521,864
  # of Portfolio Holdings23
  Investment Advisory Fees Paid$2,963,103

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.4)%
Mutual Funds	9.2%
U.S. Treasury Repurchase Agreements	14.2%
U.S. Treasury Debt	35.2%
U.S. Government Agency Debt	43.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPLXX

Voya Government Liquid Assets Portfolio

92914F835-AR

Class S: ISPXX

Voya Government Liquid Assets Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	0.53%

Fund Statistics

  Total Net Assets$1,109,521,864
  # of Portfolio Holdings23
  Investment Advisory Fees Paid$2,963,103

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.4)%
Mutual Funds	9.2%
U.S. Treasury Repurchase Agreements	14.2%
U.S. Treasury Debt	35.2%
U.S. Government Agency Debt	43.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISPXX

Voya Government Liquid Assets Portfolio

92914F843-AR

Class S2: ITLXX

Voya Government Liquid Assets Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$70	0.68%

Fund Statistics

  Total Net Assets$1,109,521,864
  # of Portfolio Holdings23
  Investment Advisory Fees Paid$2,963,103

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.4)%
Mutual Funds	9.2%
U.S. Treasury Repurchase Agreements	14.2%
U.S. Treasury Debt	35.2%
U.S. Government Agency Debt	43.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITLXX

Voya Government Liquid Assets Portfolio

92914F827-AR

Class ADV: IPYAX

Voya High Yield Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$112	1.08%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. High Yield Bond - 2% Issuer Constrained Composite Index primarily due to security selection.

↑ Top contributors to performance: Security selection in financials, where the Fund's overweight to wealth management firms & insurance brokers positively impacted performance. Additionally, security selection in chemicals, primarily due to a Trinseo Materials Operating SCA & Iris Holdings Inc.

↓ Top detractors from performance: Security selection in healthcare & pharma, due to the avoidance of select issuers that rallied on company-specific news, detracted from performance. Also, security selection in Cable & Satellite, primarily from owning a few underperforming names, such as CSC Holdings LLC, Connect Finco SARL & Altice Financing SA.

Total Return Based on $10,000 Investment

	Class ADV	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2014	$10,000	$10,000	$10,000
2015	$9,765	$10,055	$9,557
2016	$11,152	$10,321	$11,194
2017	$11,803	$10,687	$12,034
2018	$11,386	$10,688	$11,783
2019	$13,073	$11,620	$13,471
2020	$13,761	$12,493	$14,420
2021	$14,401	$12,300	$15,179
2022	$12,553	$10,700	$13,482
2023	$14,013	$11,291	$15,294
2024	$14,980	$11,433	$16,539

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	6.90%	2.76%	4.12%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.19%	4.20%	5.16%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies. Prior to February 4, 2014, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$318,365,183
  # of Portfolio Holdings372
  Portfolio Turnover Rate88%
  Investment Advisory Fees Paid$1,851,620

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Cloud Software Group, Inc., 6.500%, 03/31/29	0.9%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
HUB International Ltd, 8.255%, 06/20/30	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.9%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	4.7%
Corporate Bonds/Notes	91.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IPYAX

Voya High Yield Portfolio

92914E101-AR

Class I: IPIMX

Voya High Yield Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$50	0.48%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. High Yield Bond - 2% Issuer Constrained Composite Index primarily due to security selection.

↑ Top contributors to performance: Security selection in financials, where the Fund's overweight to wealth management firms & insurance brokers positively impacted performance. Additionally, security selection in chemicals, primarily due to a Trinseo Materials Operating SCA & Iris Holdings Inc.

↓ Top detractors from performance: Security selection in healthcare & pharma, due to the avoidance of select issuers that rallied on company-specific news, detracted from performance. Also, security selection in Cable & Satellite, primarily from owning a few underperforming names, such as CSC Holdings LLC, Connect Finco SARL & Altice Financing SA.

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2014	$10,000	$10,000	$10,000
2015	$9,814	$10,055	$9,557
2016	$11,275	$10,321	$11,194
2017	$12,016	$10,687	$12,034
2018	$11,661	$10,688	$11,783
2019	$13,453	$11,620	$13,471
2020	$14,261	$12,493	$14,420
2021	$15,013	$12,300	$15,179
2022	$13,169	$10,700	$13,482
2023	$14,787	$11,291	$15,294
2024	$15,884	$11,433	$16,539

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	7.42%	3.38%	4.74%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.19%	4.20%	5.16%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies. Prior to February 4, 2014, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$318,365,183
  # of Portfolio Holdings372
  Portfolio Turnover Rate88%
  Investment Advisory Fees Paid$1,851,620

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Cloud Software Group, Inc., 6.500%, 03/31/29	0.9%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
HUB International Ltd, 8.255%, 06/20/30	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.9%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	4.7%
Corporate Bonds/Notes	91.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPIMX

Voya High Yield Portfolio

92914E309-AR

Class S: IPHYX

Voya High Yield Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$76	0.73%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. High Yield Bond - 2% Issuer Constrained Composite Index primarily due to security selection.

↑ Top contributors to performance: Security selection in financials, where the Fund's overweight to wealth management firms & insurance brokers positively impacted performance. Additionally, security selection in chemicals, primarily due to a Trinseo Materials Operating SCA & Iris Holdings Inc.

↓ Top detractors from performance: Security selection in healthcare & pharma, due to the avoidance of select issuers that rallied on company-specific news, detracted from performance. Also, security selection in Cable & Satellite, primarily from owning a few underperforming names, such as CSC Holdings LLC, Connect Finco SARL & Altice Financing SA.

Total Return Based on $10,000 Investment

	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2014	$10,000	$10,000	$10,000
2015	$9,799	$10,055	$9,557
2016	$11,230	$10,321	$11,194
2017	$11,927	$10,687	$12,034
2018	$11,545	$10,688	$11,783
2019	$13,301	$11,620	$13,471
2020	$14,050	$12,493	$14,420
2021	$14,755	$12,300	$15,179
2022	$12,908	$10,700	$13,482
2023	$14,457	$11,291	$15,294
2024	$15,509	$11,433	$16,539

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	7.28%	3.12%	4.49%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.19%	4.20%	5.16%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies. Prior to February 4, 2014, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$318,365,183
  # of Portfolio Holdings372
  Portfolio Turnover Rate88%
  Investment Advisory Fees Paid$1,851,620

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Cloud Software Group, Inc., 6.500%, 03/31/29	0.9%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
HUB International Ltd, 8.255%, 06/20/30	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.9%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	4.7%
Corporate Bonds/Notes	91.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPHYX

Voya High Yield Portfolio

92914G759-AR

Class S2: IPYSX

Voya High Yield Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$91	0.88%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. High Yield Bond - 2% Issuer Constrained Composite Index primarily due to security selection.

↑ Top contributors to performance: Security selection in financials, where the Fund's overweight to wealth management firms & insurance brokers positively impacted performance. Additionally, security selection in chemicals, primarily due to a Trinseo Materials Operating SCA & Iris Holdings Inc.

↓ Top detractors from performance: Security selection in healthcare & pharma, due to the avoidance of select issuers that rallied on company-specific news, detracted from performance. Also, security selection in Cable & Satellite, primarily from owning a few underperforming names, such as CSC Holdings LLC, Connect Finco SARL & Altice Financing SA.

Total Return Based on $10,000 Investment

	Class S2	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2014	$10,000	$10,000	$10,000
2015	$9,785	$10,055	$9,557
2016	$11,197	$10,321	$11,194
2017	$11,874	$10,687	$12,034
2018	$11,490	$10,688	$11,783
2019	$13,203	$11,620	$13,471
2020	$13,926	$12,493	$14,420
2021	$14,602	$12,300	$15,179
2022	$12,757	$10,700	$13,482
2023	$14,267	$11,291	$15,294
2024	$15,282	$11,433	$16,539

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	7.12%	2.97%	4.33%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.19%	4.20%	5.16%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies. Prior to February 4, 2014, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$318,365,183
  # of Portfolio Holdings372
  Portfolio Turnover Rate88%
  Investment Advisory Fees Paid$1,851,620

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Cloud Software Group, Inc., 6.500%, 03/31/29	0.9%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
HUB International Ltd, 8.255%, 06/20/30	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.9%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	4.7%
Corporate Bonds/Notes	91.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IPYSX

Voya High Yield Portfolio

92914G742-AR

Class ADV: IBRAX

Voya Inflation Protected Bond Plus Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$124	1.23%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg U.S. TIPS Index (before fees and expenses).

↑ Top contributors to performance: The Fund benefited from both sector allocations and security selection.  An underweight to US Treasury securities contributed as that sector underperformed spread sectors.  Overweights to investment grade corporate bonds & commercial mortgage-backed securities (CMBS) also contributed to results.

↓ Top detractors from performance: The Fund’s modest allocations to Agency mortgages detracted modestly..  The Fund’s duration and curve positioning were also modest detractors to performance, as the Fund shifted its duration posture from shorter to longer throughout the year as interest rates were highly volatile.

Total Return Based on $10,000 Investment

	Class ADV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
2014	$10,000	$10,000	$10,000
2015	$9,711	$10,055	$9,856
2016	$10,028	$10,321	$10,317
2017	$10,245	$10,687	$10,628
2018	$10,000	$10,688	$10,494
2019	$10,752	$11,620	$11,379
2020	$11,898	$12,493	$12,629
2021	$12,438	$12,300	$13,382
2022	$10,778	$10,700	$11,796
2023	$11,190	$11,291	$12,255
2024	$11,354	$11,433	$12,481

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	1.46%	1.09%	1.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. TIPS  Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. TIPS  Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies. Prior to December 6, 2024, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$203,906,576
  # of Portfolio Holdings437
  Portfolio Turnover Rate279%
  Investment Advisory Fees Paid1,018,989

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 1.875%, 07/15/34	4.9%
Freddie Mac REMIC Trust - Class DF, 6.019%, 05/25/54	3.8%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	3.2%
Fannie Mae REMIC Trust - Class FH, 5.874%, 01/25/55	3.1%
Fannie Mae REMIC Trust - Class FD, 5.919%, 04/25/54	2.8%
United States Treasury Inflation Indexed Bonds, 2.375%, 10/15/28	2.6%
United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	2.4%
Voya VACS Series SC Fund	2.3%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	2.3%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	2.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.7%
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	3.2%
Mutual Funds	4.3%
Collateralized Mortgage Obligations	11.5%
Corporate Bonds/Notes	23.2%
U.S. Treasury Obligations	45.6%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on December 6, 2024 at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective December 6, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other bonds and debt obligations of any kind. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Collateralized Loan Obligations and Other Collateralized Obligations, Covenant-Lite Loans, Environmental, Social, and Governance (Fixed Income), and Option Writing.  The portfolio management team at Voya Investment Management Co. LLC is comprised of Sean Banai, CFA, Brian Timberlake, Ph.D., CFA and Anuranjan Sharma.  In connection with these changes, a 0.05% management fee waiver was eliminated and expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.19%, 0.59%, and 0.84% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IBRAX

Voya Inflation Protected Bond Plus Portfolio

92914C667-AR

Class I: IBRIX

Voya Inflation Protected Bond Plus Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$64	0.63%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg U.S. TIPS Index (before fees and expenses).

↑ Top contributors to performance: The Fund benefited from both sector allocations and security selection.  An underweight to US Treasury securities contributed as that sector underperformed spread sectors.  Overweights to investment grade corporate bonds & commercial mortgage-backed securities (CMBS) also contributed to results.

↓ Top detractors from performance: The Fund’s modest allocations to Agency mortgages detracted modestly..  The Fund’s duration and curve positioning were also modest detractors to performance, as the Fund shifted its duration posture from shorter to longer throughout the year as interest rates were highly volatile.

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
2014	$10,000	$10,000	$10,000
2015	$9,765	$10,055	$9,856
2016	$10,148	$10,321	$10,317
2017	$10,423	$10,687	$10,628
2018	$10,241	$10,688	$10,494
2019	$11,081	$11,620	$11,379
2020	$12,317	$12,493	$12,629
2021	$12,964	$12,300	$13,382
2022	$11,313	$10,700	$11,796
2023	$11,799	$11,291	$12,255
2024	$12,046	$11,433	$12,481

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	2.09%	1.68%	1.88%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. TIPS  Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. TIPS  Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies. Prior to December 6, 2024, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$203,906,576
  # of Portfolio Holdings437
  Portfolio Turnover Rate279%
  Investment Advisory Fees Paid1,018,989

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 1.875%, 07/15/34	4.9%
Freddie Mac REMIC Trust - Class DF, 6.019%, 05/25/54	3.8%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	3.2%
Fannie Mae REMIC Trust - Class FH, 5.874%, 01/25/55	3.1%
Fannie Mae REMIC Trust - Class FD, 5.919%, 04/25/54	2.8%
United States Treasury Inflation Indexed Bonds, 2.375%, 10/15/28	2.6%
United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	2.4%
Voya VACS Series SC Fund	2.3%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	2.3%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	2.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.7%
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	3.2%
Mutual Funds	4.3%
Collateralized Mortgage Obligations	11.5%
Corporate Bonds/Notes	23.2%
U.S. Treasury Obligations	45.6%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on December 6, 2024 at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective December 6, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other bonds and debt obligations of any kind. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Collateralized Loan Obligations and Other Collateralized Obligations, Covenant-Lite Loans, Environmental, Social, and Governance (Fixed Income), and Option Writing.  The portfolio management team at Voya Investment Management Co. LLC is comprised of Sean Banai, CFA, Brian Timberlake, Ph.D., CFA and Anuranjan Sharma.  In connection with these changes, a 0.05% management fee waiver was eliminated and expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.19%, 0.59%, and 0.84% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IBRIX

Voya Inflation Protected Bond Plus Portfolio

92914C675-AR

Class S: IBRSX

Voya Inflation Protected Bond Plus Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$89	0.88%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg U.S. TIPS Index (before fees and expenses).

↑ Top contributors to performance: The Fund benefited from both sector allocations and security selection.  An underweight to US Treasury securities contributed as that sector underperformed spread sectors.  Overweights to investment grade corporate bonds & commercial mortgage-backed securities (CMBS) also contributed to results.

↓ Top detractors from performance: The Fund’s modest allocations to Agency mortgages detracted modestly..  The Fund’s duration and curve positioning were also modest detractors to performance, as the Fund shifted its duration posture from shorter to longer throughout the year as interest rates were highly volatile.

Total Return Based on $10,000 Investment

	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
2014	$10,000	$10,000	$10,000
2015	$9,739	$10,055	$9,856
2016	$10,091	$10,321	$10,317
2017	$10,341	$10,687	$10,628
2018	$10,130	$10,688	$10,494
2019	$10,941	$11,620	$11,379
2020	$12,139	$12,493	$12,629
2021	$12,738	$12,300	$13,382
2022	$11,078	$10,700	$11,796
2023	$11,541	$11,291	$12,255
2024	$11,755	$11,433	$12,481

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	1.86%	1.45%	1.63%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. TIPS  Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. TIPS  Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies. Prior to December 6, 2024, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$203,906,576
  # of Portfolio Holdings437
  Portfolio Turnover Rate279%
  Investment Advisory Fees Paid1,018,989

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 1.875%, 07/15/34	4.9%
Freddie Mac REMIC Trust - Class DF, 6.019%, 05/25/54	3.8%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	3.2%
Fannie Mae REMIC Trust - Class FH, 5.874%, 01/25/55	3.1%
Fannie Mae REMIC Trust - Class FD, 5.919%, 04/25/54	2.8%
United States Treasury Inflation Indexed Bonds, 2.375%, 10/15/28	2.6%
United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	2.4%
Voya VACS Series SC Fund	2.3%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	2.3%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	2.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.7%
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	3.2%
Mutual Funds	4.3%
Collateralized Mortgage Obligations	11.5%
Corporate Bonds/Notes	23.2%
U.S. Treasury Obligations	45.6%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on December 6, 2024 at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective December 6, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other bonds and debt obligations of any kind. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Collateralized Loan Obligations and Other Collateralized Obligations, Covenant-Lite Loans, Environmental, Social, and Governance (Fixed Income), and Option Writing.  The portfolio management team at Voya Investment Management Co. LLC is comprised of Sean Banai, CFA, Brian Timberlake, Ph.D., CFA and Anuranjan Sharma.  In connection with these changes, a 0.05% management fee waiver was eliminated and expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.19%, 0.59%, and 0.84% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IBRSX

Voya Inflation Protected Bond Plus Portfolio

92914C683-AR

Class ADV: IEOPX

Voya Large Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$149	1.27%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000®Growth Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection in information technology, health care & communication services contributed the most to performance. On an individual stock basis, overweight positions in NVIDIA Corp & Meta Platforms Inc., as well as not owning UnitedHealth Group Inc. added the most value.

↓ Top detractors from performance: Stock selection within the consumer staples, consumer discretionary & financials sectors detracted the most from performance. On an individual stock basis, an overweight position in lululemon athletica inc., Elevance Health, Inc. & owning a non-benchmark position in Micron Technology, Inc. had the greatest negative impact.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000
2015	$10,572	$10,048	$10,567
2016	$10,924	$11,328	$11,315
2017	$14,094	$13,722	$14,733
2018	$13,802	$13,003	$14,511
2019	$18,205	$17,036	$19,792
2020	$23,686	$20,595	$27,409
2021	$28,162	$25,880	$34,974
2022	$19,439	$20,908	$24,783
2023	$26,643	$26,335	$35,360
2024	$35,718	$32,605	$47,154

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	34.06%	14.43%	13.58%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$2,329,305,090
  # of Portfolio Holdings54
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$23,062,657

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	11.6%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Amazon.com, Inc.	8.6%
Meta Platforms, Inc. - Class A	5.1%
Broadcom, Inc.	4.7%
Alphabet, Inc. - Class A	3.5%
Tesla, Inc.	3.1%
Visa, Inc. - Class A	2.9%
Eli Lilly & Co.	2.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.4%
Common Stock	99.8%

Sector Allocation

Value	Value
Information Technology	50.8%
Consumer Discretionary	14.8%
Communication Services	14.6%
Health Care	7.5%
Industrials	4.8%
Financials	3.9%
Consumer Staples	1.9%
Materials	1.0%
Energy	0.5%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IEOPX

Voya Large Cap Growth Portfolio

92914G783-AR

Class I: IEOHX

Voya Large Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$79	0.67%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000®Growth Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection in information technology, health care & communication services contributed the most to performance. On an individual stock basis, overweight positions in NVIDIA Corp & Meta Platforms Inc., as well as not owning UnitedHealth Group Inc. added the most value.

↓ Top detractors from performance: Stock selection within the consumer staples, consumer discretionary & financials sectors detracted the most from performance. On an individual stock basis, an overweight position in lululemon athletica inc., Elevance Health, Inc. & owning a non-benchmark position in Micron Technology, Inc. had the greatest negative impact.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000
2015	$10,638	$10,048	$10,567
2016	$11,060	$11,328	$11,315
2017	$14,349	$13,722	$14,733
2018	$14,137	$13,003	$14,511
2019	$18,769	$17,036	$19,792
2020	$24,565	$20,595	$27,409
2021	$29,367	$25,880	$34,974
2022	$20,410	$20,908	$24,783
2023	$28,136	$26,335	$35,360
2024	$37,928	$32,605	$47,154

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	34.80%	15.11%	14.26%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$2,329,305,090
  # of Portfolio Holdings54
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$23,062,657

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	11.6%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Amazon.com, Inc.	8.6%
Meta Platforms, Inc. - Class A	5.1%
Broadcom, Inc.	4.7%
Alphabet, Inc. - Class A	3.5%
Tesla, Inc.	3.1%
Visa, Inc. - Class A	2.9%
Eli Lilly & Co.	2.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.4%
Common Stock	99.8%

Sector Allocation

Value	Value
Information Technology	50.8%
Consumer Discretionary	14.8%
Communication Services	14.6%
Health Care	7.5%
Industrials	4.8%
Financials	3.9%
Consumer Staples	1.9%
Materials	1.0%
Energy	0.5%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IEOHX

Voya Large Cap Growth Portfolio

92914G775-AR

Class R6: VRLCX

Voya Large Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$79	0.67%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000®Growth Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection in information technology, health care & communication services contributed the most to performance. On an individual stock basis, overweight positions in NVIDIA Corp & Meta Platforms Inc., as well as not owning UnitedHealth Group Inc. added the most value.

↓ Top detractors from performance: Stock selection within the consumer staples, consumer discretionary & financials sectors detracted the most from performance. On an individual stock basis, an overweight position in lululemon athletica inc., Elevance Health, Inc. & owning a non-benchmark position in Micron Technology, Inc. had the greatest negative impact.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Growth Index
11/24/2015	$10,000	$10,000	$10,000
2015	$9,866	$9,771	$9,815
2016	$10,257	$11,016	$10,510
2017	$13,113	$13,343	$13,685
2018	$13,109	$12,644	$13,478
2019	$17,412	$16,567	$18,383
2020	$22,785	$20,027	$25,459
2021	$27,246	$25,166	$32,485
2022	$18,944	$20,332	$23,019
2023	$26,100	$25,609	$32,843
2024	$35,190	$31,706	$43,798

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (11/24/2015)
Class R6	34.82%	15.11%	14.83%
Russell 3000® Index	23.81%	13.86%	13.52%
Russell 1000® Growth Index	33.36%	18.96%	17.62%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$2,329,305,090
  # of Portfolio Holdings54
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$23,062,657

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	11.6%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Amazon.com, Inc.	8.6%
Meta Platforms, Inc. - Class A	5.1%
Broadcom, Inc.	4.7%
Alphabet, Inc. - Class A	3.5%
Tesla, Inc.	3.1%
Visa, Inc. - Class A	2.9%
Eli Lilly & Co.	2.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.4%
Common Stock	99.8%

Sector Allocation

Value	Value
Information Technology	50.8%
Consumer Discretionary	14.8%
Communication Services	14.6%
Health Care	7.5%
Industrials	4.8%
Financials	3.9%
Consumer Staples	1.9%
Materials	1.0%
Energy	0.5%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VRLCX

Voya Large Cap Growth Portfolio

92914G460-AR

Class S: IEOSX

Voya Large Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$108	0.92%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000®Growth Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection in information technology, health care & communication services contributed the most to performance. On an individual stock basis, overweight positions in NVIDIA Corp & Meta Platforms Inc., as well as not owning UnitedHealth Group Inc. added the most value.

↓ Top detractors from performance: Stock selection within the consumer staples, consumer discretionary & financials sectors detracted the most from performance. On an individual stock basis, an overweight position in lululemon athletica inc., Elevance Health, Inc. & owning a non-benchmark position in Micron Technology, Inc. had the greatest negative impact.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000
2015	$10,611	$10,048	$10,567
2016	$11,003	$11,328	$11,315
2017	$14,239	$13,722	$14,733
2018	$13,992	$13,003	$14,511
2019	$18,528	$17,036	$19,792
2020	$24,195	$20,595	$27,409
2021	$28,859	$25,880	$34,974
2022	$20,011	$20,908	$24,783
2023	$27,490	$26,335	$35,360
2024	$36,981	$32,605	$47,154

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	34.53%	14.82%	13.97%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$2,329,305,090
  # of Portfolio Holdings54
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$23,062,657

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	11.6%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Amazon.com, Inc.	8.6%
Meta Platforms, Inc. - Class A	5.1%
Broadcom, Inc.	4.7%
Alphabet, Inc. - Class A	3.5%
Tesla, Inc.	3.1%
Visa, Inc. - Class A	2.9%
Eli Lilly & Co.	2.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.4%
Common Stock	99.8%

Sector Allocation

Value	Value
Information Technology	50.8%
Consumer Discretionary	14.8%
Communication Services	14.6%
Health Care	7.5%
Industrials	4.8%
Financials	3.9%
Consumer Staples	1.9%
Materials	1.0%
Energy	0.5%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IEOSX

Voya Large Cap Growth Portfolio

92914G817-AR

Class S2: IEOTX

Voya Large Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$126	1.07%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000®Growth Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection in information technology, health care & communication services contributed the most to performance. On an individual stock basis, overweight positions in NVIDIA Corp & Meta Platforms Inc., as well as not owning UnitedHealth Group Inc. added the most value.

↓ Top detractors from performance: Stock selection within the consumer staples, consumer discretionary & financials sectors detracted the most from performance. On an individual stock basis, an overweight position in lululemon athletica inc., Elevance Health, Inc. & owning a non-benchmark position in Micron Technology, Inc. had the greatest negative impact.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000
2015	$10,591	$10,048	$10,567
2016	$10,969	$11,328	$11,315
2017	$14,174	$13,722	$14,733
2018	$13,910	$13,003	$14,511
2019	$18,383	$17,036	$19,792
2020	$23,976	$20,595	$27,409
2021	$28,555	$25,880	$34,974
2022	$19,761	$20,908	$24,783
2023	$27,124	$26,335	$35,360
2024	$36,438	$32,605	$47,154

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	34.34%	14.66%	13.80%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$2,329,305,090
  # of Portfolio Holdings54
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$23,062,657

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	11.6%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Amazon.com, Inc.	8.6%
Meta Platforms, Inc. - Class A	5.1%
Broadcom, Inc.	4.7%
Alphabet, Inc. - Class A	3.5%
Tesla, Inc.	3.1%
Visa, Inc. - Class A	2.9%
Eli Lilly & Co.	2.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.4%
Common Stock	99.8%

Sector Allocation

Value	Value
Information Technology	50.8%
Consumer Discretionary	14.8%
Communication Services	14.6%
Health Care	7.5%
Industrials	4.8%
Financials	3.9%
Consumer Staples	1.9%
Materials	1.0%
Energy	0.5%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IEOTX

Voya Large Cap Growth Portfolio

92914G767-AR

Class ADV: IPEAX

Voya Large Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$138	1.28%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level, information technology, communication services & real estate sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in AT&T Inc. and Bank of New York Mellon Corp. and not owning Intel Corp.

↓ Top detractors from performance: On the sector, level consumer staples, industrials & energy sectors had negative impacts on performance. At the individual stock level, the biggest detractors included not owning JPMorgan Chase & Co., Walmart Inc. and an overweight position in Kraft Heinz Co.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,494	$10,048	$9,617
2016	$10,747	$11,328	$11,285
2017	$12,127	$13,722	$12,826
2018	$11,116	$13,003	$11,765
2019	$13,834	$17,036	$14,888
2020	$14,610	$20,595	$15,305
2021	$18,444	$25,880	$19,155
2022	$17,728	$20,908	$17,711
2023	$20,037	$26,335	$19,741
2024	$23,321	$32,605	$22,578

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	16.39%	11.01%	8.84%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$580,719,005
  # of Portfolio Holdings70
  Portfolio Turnover Rate101%
  Investment Advisory Fees Paid$3,324,833

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AT&T, Inc.	3.3%
Bank of America Corp.	3.3%
McCormick & Co., Inc.	2.9%
Kenvue, Inc.	2.9%
Parker-Hannifin Corp.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Boeing Co.	2.5%
PNC Financial Services Group, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.4%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	22.4%
Health Care	15.1%
Industrials	11.1%
Information Technology	9.4%
Consumer Staples	8.8%
Energy	8.1%
Utilities	6.9%
Consumer Discretionary	5.4%
Communication Services	4.9%
Real Estate	3.9%
Materials	3.3%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IPEAX

Voya Large Cap Value Portfolio

92914C626-AR

Class I: IPEIX

Voya Large Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$73	0.68%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level, information technology, communication services & real estate sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in AT&T Inc. and Bank of New York Mellon Corp. and not owning Intel Corp.

↓ Top detractors from performance: On the sector, level consumer staples, industrials & energy sectors had negative impacts on performance. At the individual stock level, the biggest detractors included not owning JPMorgan Chase & Co., Walmart Inc. and an overweight position in Kraft Heinz Co.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,554	$10,048	$9,617
2016	$10,881	$11,328	$11,285
2017	$12,355	$13,722	$12,826
2018	$11,390	$13,003	$11,765
2019	$14,251	$17,036	$14,888
2020	$15,146	$20,595	$15,305
2021	$19,234	$25,880	$19,155
2022	$18,617	$20,908	$17,711
2023	$21,173	$26,335	$19,741
2024	$24,786	$32,605	$22,578

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	17.06%	11.70%	9.50%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$580,719,005
  # of Portfolio Holdings70
  Portfolio Turnover Rate101%
  Investment Advisory Fees Paid$3,324,833

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AT&T, Inc.	3.3%
Bank of America Corp.	3.3%
McCormick & Co., Inc.	2.9%
Kenvue, Inc.	2.9%
Parker-Hannifin Corp.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Boeing Co.	2.5%
PNC Financial Services Group, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.4%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	22.4%
Health Care	15.1%
Industrials	11.1%
Information Technology	9.4%
Consumer Staples	8.8%
Energy	8.1%
Utilities	6.9%
Consumer Discretionary	5.4%
Communication Services	4.9%
Real Estate	3.9%
Materials	3.3%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPEIX

Voya Large Cap Value Portfolio

92914C634-AR

Class R6: VLCRX

Voya Large Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$74	0.68%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level, information technology, communication services & real estate sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in AT&T Inc. and Bank of New York Mellon Corp. and not owning Intel Corp.

↓ Top detractors from performance: On the sector, level consumer staples, industrials & energy sectors had negative impacts on performance. At the individual stock level, the biggest detractors included not owning JPMorgan Chase & Co., Walmart Inc. and an overweight position in Kraft Heinz Co.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Value Index
11/24/2015	$10,000	$10,000	$10,000
2015	$9,762	$9,771	$9,758
2016	$11,110	$11,016	$11,450
2017	$12,607	$13,343	$13,014
2018	$11,632	$12,644	$11,938
2019	$14,555	$16,567	$15,106
2020	$15,468	$20,027	$15,529
2021	$19,648	$25,166	$19,436
2022	$19,007	$20,332	$17,971
2023	$21,630	$25,609	$20,031
2024	$25,305	$31,706	$22,909

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (11/24/2015)
Class R6	16.99%	11.70%	10.74%
Russell 3000® Index	23.81%	13.86%	13.52%
Russell 1000® Value Index	14.37%	8.68%	9.54%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$580,719,005
  # of Portfolio Holdings70
  Portfolio Turnover Rate101%
  Investment Advisory Fees Paid$3,324,833

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AT&T, Inc.	3.3%
Bank of America Corp.	3.3%
McCormick & Co., Inc.	2.9%
Kenvue, Inc.	2.9%
Parker-Hannifin Corp.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Boeing Co.	2.5%
PNC Financial Services Group, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.4%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	22.4%
Health Care	15.1%
Industrials	11.1%
Information Technology	9.4%
Consumer Staples	8.8%
Energy	8.1%
Utilities	6.9%
Consumer Discretionary	5.4%
Communication Services	4.9%
Real Estate	3.9%
Materials	3.3%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VLCRX

Voya Large Cap Value Portfolio

92914C618-AR

Class S: IPESX

Voya Large Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$101	0.93%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level, information technology, communication services & real estate sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in AT&T Inc. and Bank of New York Mellon Corp. and not owning Intel Corp.

↓ Top detractors from performance: On the sector, level consumer staples, industrials & energy sectors had negative impacts on performance. At the individual stock level, the biggest detractors included not owning JPMorgan Chase & Co., Walmart Inc. and an overweight position in Kraft Heinz Co.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,534	$10,048	$9,617
2016	$10,829	$11,328	$11,285
2017	$12,262	$13,722	$12,826
2018	$11,280	$13,003	$11,765
2019	$14,075	$17,036	$14,888
2020	$14,916	$20,595	$15,305
2021	$18,894	$25,880	$19,155
2022	$18,238	$20,908	$17,711
2023	$20,660	$26,335	$19,741
2024	$24,149	$32,605	$22,578

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	16.89%	11.40%	9.22%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$580,719,005
  # of Portfolio Holdings70
  Portfolio Turnover Rate101%
  Investment Advisory Fees Paid$3,324,833

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AT&T, Inc.	3.3%
Bank of America Corp.	3.3%
McCormick & Co., Inc.	2.9%
Kenvue, Inc.	2.9%
Parker-Hannifin Corp.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Boeing Co.	2.5%
PNC Financial Services Group, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.4%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	22.4%
Health Care	15.1%
Industrials	11.1%
Information Technology	9.4%
Consumer Staples	8.8%
Energy	8.1%
Utilities	6.9%
Consumer Discretionary	5.4%
Communication Services	4.9%
Real Estate	3.9%
Materials	3.3%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPESX

Voya Large Cap Value Portfolio

92914C642-AR

Class S2: IPETX

Voya Large Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$117	1.08%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level, information technology, communication services & real estate sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in AT&T Inc. and Bank of New York Mellon Corp. and not owning Intel Corp.

↓ Top detractors from performance: On the sector, level consumer staples, industrials & energy sectors had negative impacts on performance. At the individual stock level, the biggest detractors included not owning JPMorgan Chase & Co., Walmart Inc. and an overweight position in Kraft Heinz Co.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,518	$10,048	$9,617
2016	$10,794	$11,328	$11,285
2017	$12,207	$13,722	$12,826
2018	$11,216	$13,003	$11,765
2019	$13,979	$17,036	$14,888
2020	$14,798	$20,595	$15,305
2021	$18,709	$25,880	$19,155
2022	$18,019	$20,908	$17,711
2023	$20,405	$26,335	$19,741
2024	$23,818	$32,605	$22,578

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	16.73%	11.25%	9.07%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$580,719,005
  # of Portfolio Holdings70
  Portfolio Turnover Rate101%
  Investment Advisory Fees Paid$3,324,833

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AT&T, Inc.	3.3%
Bank of America Corp.	3.3%
McCormick & Co., Inc.	2.9%
Kenvue, Inc.	2.9%
Parker-Hannifin Corp.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Boeing Co.	2.5%
PNC Financial Services Group, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.4%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	22.4%
Health Care	15.1%
Industrials	11.1%
Information Technology	9.4%
Consumer Staples	8.8%
Energy	8.1%
Utilities	6.9%
Consumer Discretionary	5.4%
Communication Services	4.9%
Real Estate	3.9%
Materials	3.3%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IPETX

Voya Large Cap Value Portfolio

92914C659-AR

Class ADV: IMBAX

Voya Limited Maturity Bond Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$90	0.88%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg U.S 1-3 Year Government/Credit Bond Index. Sector allocation contributed the most to performance, while duration & curve positions added modestly to performance over the period.

↑ Top contributors to performance: Sector allocation contributed the most to performance over the period. Contributions came primarily from asset-backed securities, specifically collateralized loan obligations, & commercial mortgage-backed securities. Securitized credit sectors contributed broadly. Allocation in investment grade corporates contributed modestly.

↓ Top detractors from performance: Security selection detracted. Allocation in emerging markets corporate and emerging markets sovereign also detracted slightly from performance.

Total Return Based on $10,000 Investment

	Class ADV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,015	$10,055	$10,065
2016	$10,105	$10,321	$10,194
2017	$10,200	$10,687	$10,279
2018	$10,272	$10,688	$10,444
2019	$10,648	$11,620	$10,865
2020	$10,953	$12,493	$11,227
2021	$10,893	$12,300	$11,174
2022	$10,320	$10,700	$10,762
2023	$10,751	$11,291	$11,258
2024	$11,236	$11,433	$11,748

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	4.52%	1.08%	1.17%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.36%	1.58%	1.63%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. 1-3 Year Government/Credit Bond Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. 1-3 Year Government/Credit Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$297,295,623
  # of Portfolio Holdings534
  Portfolio Turnover Rate298%
  Investment Advisory Fees Paid874,099

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	12.6%
United States Treasury Notes, 2.625%, 01/31/26	3.2%
Freddie Mac REMIC Trust - Class DF, 6.019%, 05/25/54	2.1%
Fannie Mae REMIC Trust - Class FH, 5.874%, 01/25/55	1.8%
Fannie Mae REMIC Trust - Class FD, 5.919%, 04/25/54	1.5%
Nutrien Ltd., 5.200%, 06/21/27	0.9%
Ginnie Mae - Class FC, 5.216%, 07/20/70	0.8%
ILPT Commercial Mortgage Trust - Class A, 6.642%, 10/15/39	0.8%
HGI CRE CLO Ltd. - Class D, 6.862%, 06/16/36	0.7%
BHMS - Class D, 6.944%, 07/15/35	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	11.9%
Commercial Mortgage-Backed Securities	12.8%
U.S. Treasury Obligations	17.6%
Asset-Backed Securities	18.1%
Corporate Bonds/Notes	38.5%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus, as supplemented on October 4, 2024 at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective October 4, 2024, the Fund's principal investment strategy was changed.  In particular, under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of bonds that are limited maturity debt instruments. For purposes of this 80% policy, bonds includes bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IMBAX

Voya Limited Maturity Bond Portfolio

92914E200-AR

Class I: ILBPX

Voya Limited Maturity Bond Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.28%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg U.S 1-3 Year Government/Credit Bond Index. Sector allocation contributed the most to performance, while duration & curve positions added modestly to performance over the period.

↑ Top contributors to performance: Sector allocation contributed the most to performance over the period. Contributions came primarily from asset-backed securities, specifically collateralized loan obligations, & commercial mortgage-backed securities. Securitized credit sectors contributed broadly. Allocation in investment grade corporates contributed modestly.

↓ Top detractors from performance: Security selection detracted. Allocation in emerging markets corporate and emerging markets sovereign also detracted slightly from performance.

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,082	$10,055	$10,065
2016	$10,236	$10,321	$10,194
2017	$10,385	$10,687	$10,279
2018	$10,522	$10,688	$10,444
2019	$10,978	$11,620	$10,865
2020	$11,358	$12,493	$11,227
2021	$11,367	$12,300	$11,174
2022	$10,838	$10,700	$10,762
2023	$11,357	$11,291	$11,258
2024	$11,940	$11,433	$11,748

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	5.14%	1.69%	1.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.36%	1.58%	1.63%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. 1-3 Year Government/Credit Bond Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. 1-3 Year Government/Credit Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$297,295,623
  # of Portfolio Holdings534
  Portfolio Turnover Rate298%
  Investment Advisory Fees Paid874,099

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	12.6%
United States Treasury Notes, 2.625%, 01/31/26	3.2%
Freddie Mac REMIC Trust - Class DF, 6.019%, 05/25/54	2.1%
Fannie Mae REMIC Trust - Class FH, 5.874%, 01/25/55	1.8%
Fannie Mae REMIC Trust - Class FD, 5.919%, 04/25/54	1.5%
Nutrien Ltd., 5.200%, 06/21/27	0.9%
Ginnie Mae - Class FC, 5.216%, 07/20/70	0.8%
ILPT Commercial Mortgage Trust - Class A, 6.642%, 10/15/39	0.8%
HGI CRE CLO Ltd. - Class D, 6.862%, 06/16/36	0.7%
BHMS - Class D, 6.944%, 07/15/35	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	11.9%
Commercial Mortgage-Backed Securities	12.8%
U.S. Treasury Obligations	17.6%
Asset-Backed Securities	18.1%
Corporate Bonds/Notes	38.5%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus, as supplemented on October 4, 2024 at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective October 4, 2024, the Fund's principal investment strategy was changed.  In particular, under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of bonds that are limited maturity debt instruments. For purposes of this 80% policy, bonds includes bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ILBPX

Voya Limited Maturity Bond Portfolio

92914F793-AR

Class S: ILMBX

Voya Limited Maturity Bond Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	0.53%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg U.S 1-3 Year Government/Credit Bond Index. Sector allocation contributed the most to performance, while duration & curve positions added modestly to performance over the period.

↑ Top contributors to performance: Sector allocation contributed the most to performance over the period. Contributions came primarily from asset-backed securities, specifically collateralized loan obligations, & commercial mortgage-backed securities. Securitized credit sectors contributed broadly. Allocation in investment grade corporates contributed modestly.

↓ Top detractors from performance: Security selection detracted. Allocation in emerging markets corporate and emerging markets sovereign also detracted slightly from performance.

Total Return Based on $10,000 Investment

	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,055	$10,055	$10,065
2016	$10,184	$10,321	$10,194
2017	$10,307	$10,687	$10,279
2018	$10,417	$10,688	$10,444
2019	$10,840	$11,620	$10,865
2020	$11,186	$12,493	$11,227
2021	$11,168	$12,300	$11,174
2022	$10,616	$10,700	$10,762
2023	$11,096	$11,291	$11,258
2024	$11,637	$11,433	$11,748

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	4.88%	1.43%	1.53%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.36%	1.58%	1.63%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. 1-3 Year Government/Credit Bond Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. 1-3 Year Government/Credit Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$297,295,623
  # of Portfolio Holdings534
  Portfolio Turnover Rate298%
  Investment Advisory Fees Paid874,099

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	12.6%
United States Treasury Notes, 2.625%, 01/31/26	3.2%
Freddie Mac REMIC Trust - Class DF, 6.019%, 05/25/54	2.1%
Fannie Mae REMIC Trust - Class FH, 5.874%, 01/25/55	1.8%
Fannie Mae REMIC Trust - Class FD, 5.919%, 04/25/54	1.5%
Nutrien Ltd., 5.200%, 06/21/27	0.9%
Ginnie Mae - Class FC, 5.216%, 07/20/70	0.8%
ILPT Commercial Mortgage Trust - Class A, 6.642%, 10/15/39	0.8%
HGI CRE CLO Ltd. - Class D, 6.862%, 06/16/36	0.7%
BHMS - Class D, 6.944%, 07/15/35	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	11.9%
Commercial Mortgage-Backed Securities	12.8%
U.S. Treasury Obligations	17.6%
Asset-Backed Securities	18.1%
Corporate Bonds/Notes	38.5%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus, as supplemented on October 4, 2024 at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective October 4, 2024, the Fund's principal investment strategy was changed.  In particular, under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of bonds that are limited maturity debt instruments. For purposes of this 80% policy, bonds includes bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ILMBX

Voya Limited Maturity Bond Portfolio

92914F819-AR

Class ADV: IRCAX

Voya Retirement Conservative Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$56	0.54%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Portfolio underperformed the S&P Target Risk® Conservative Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,920	$9,764	$10,055	$9,894
2016	$10,384	$10,531	$10,321	$10,414
2017	$11,190	$13,056	$10,687	$11,425
2018	$10,883	$11,827	$10,688	$11,113
2019	$12,364	$14,973	$11,620	$12,667
2020	$13,641	$17,407	$12,493	$13,892
2021	$14,280	$20,634	$12,300	$14,586
2022	$12,283	$16,845	$10,700	$12,545
2023	$13,363	$20,585	$11,291	$13,917
2024	$14,121	$24,185	$11,433	$14,834

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	5.67%	2.69%	3.51%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.02%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk®Conservative Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk®ConservativeIndex as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$257,082,457
  # of Portfolio Holdings8
  Portfolio Turnover Rate21%
  Investment Advisory Fees Paid$687,717

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	49.1%
Voya U.S. Stock Index Portfolio - Class I	19.6%
Voya Short Duration Bond Fund - Class R6	14.2%
Vanguard Short-Term Bond ETF	5.1%
Voya High Yield Bond Fund - Class R6	4.0%
Schwab U.S. TIPS ETF	3.0%
Voya International Index Portfolio - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	24.6%
Fixed Income	75.4%

Target Asset Allocations

Value	Value
US Large Blend	20.0%
US Mid Cap Blend	2.0%
International	3.0%
Core Fixed Income	49.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRCAX

Voya Retirement Conservative Portfolio

92914C840-AR

Class I: IRCPX

Voya Retirement Conservative Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$30	0.29%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Portfolio underperformed the S&P Target Risk® Conservative Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,950	$9,764	$10,055	$9,894
2016	$10,420	$10,531	$10,321	$10,414
2017	$11,234	$13,056	$10,687	$11,425
2018	$10,949	$11,827	$10,688	$11,113
2019	$12,461	$14,973	$11,620	$12,667
2020	$13,803	$17,407	$12,493	$13,892
2021	$14,476	$20,634	$12,300	$14,586
2022	$12,496	$16,845	$10,700	$12,545
2023	$13,628	$20,585	$11,291	$13,917
2024	$14,426	$24,185	$11,433	$14,834

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	5.85%	2.97%	3.73%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.02%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk®Conservative Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk®ConservativeIndex as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$257,082,457
  # of Portfolio Holdings8
  Portfolio Turnover Rate21%
  Investment Advisory Fees Paid$687,717

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	49.1%
Voya U.S. Stock Index Portfolio - Class I	19.6%
Voya Short Duration Bond Fund - Class R6	14.2%
Vanguard Short-Term Bond ETF	5.1%
Voya High Yield Bond Fund - Class R6	4.0%
Schwab U.S. TIPS ETF	3.0%
Voya International Index Portfolio - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	24.6%
Fixed Income	75.4%

Target Asset Allocations

Value	Value
US Large Blend	20.0%
US Mid Cap Blend	2.0%
International	3.0%
Core Fixed Income	49.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRCPX

Voya Retirement Conservative Portfolio

92914C857-AR

Class ADV: IRGPX

Voya Retirement Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Retirement Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$74	0.69%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance: On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,797	$9,764	$10,055	$9,921	$10,048	$9,919
2016	$10,514	$10,531	$10,321	$10,686	$11,328	$10,018
2017	$12,265	$13,056	$10,687	$12,830	$13,722	$12,526
2018	$11,348	$11,827	$10,688	$11,848	$13,003	$10,798
2019	$13,794	$14,973	$11,620	$14,548	$17,036	$13,175
2020	$15,676	$17,407	$12,493	$16,453	$20,595	$14,205
2021	$18,109	$20,634	$12,300	$19,022	$25,880	$15,805
2022	$15,083	$16,845	$10,700	$15,954	$20,908	$13,521
2023	$17,770	$20,585	$11,291	$18,890	$26,335	$15,987
2024	$20,357	$24,185	$11,433	$21,439	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.55%	8.09%	7.37%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target RiskAggressive® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,767,781,812
  # of Portfolio Holdings9
  Portfolio Turnover Rate18%
  Investment Advisory Fees Paid$4,402,781

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	49.8%
Voya U.S. Bond Index Portfolio - Class I	14.3%
Voya International Index Portfolio - Class I	11.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	9.9%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya Emerging Markets Index Portfolio - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	21.4%
Equity	78.7%

Target Asset Allocations

Value	Value
US Large Blend	50.0%
US Large Growth	3.0%
US Mid Cap Blend	10.0%
US Small Cap	2.0%
International	11.0%
Emerging Markets	3.0%
Core Fixed Income	14.0%
High Yield	2.0%
Short Duration	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRGPX

Voya Retirement Growth Portfolio

92914C709-AR

Class I: IIRGX

Voya Retirement Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Retirement Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance: On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,838	$9,764	$10,055	$9,921	$10,048	$9,919
2016	$10,605	$10,531	$10,321	$10,686	$11,328	$10,018
2017	$12,420	$13,056	$10,687	$12,830	$13,722	$12,526
2018	$11,544	$11,827	$10,688	$11,848	$13,003	$10,798
2019	$14,094	$14,973	$11,620	$14,548	$17,036	$13,175
2020	$16,082	$17,407	$12,493	$16,453	$20,595	$14,205
2021	$18,650	$20,634	$12,300	$19,022	$25,880	$15,805
2022	$15,606	$16,845	$10,700	$15,954	$20,908	$13,521
2023	$18,474	$20,585	$11,291	$18,890	$26,335	$15,987
2024	$21,238	$24,185	$11,433	$21,439	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.96%	8.55%	7.82%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target RiskAggressive® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,767,781,812
  # of Portfolio Holdings9
  Portfolio Turnover Rate18%
  Investment Advisory Fees Paid$4,402,781

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	49.8%
Voya U.S. Bond Index Portfolio - Class I	14.3%
Voya International Index Portfolio - Class I	11.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	9.9%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya Emerging Markets Index Portfolio - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	21.4%
Equity	78.7%

Target Asset Allocations

Value	Value
US Large Blend	50.0%
US Large Growth	3.0%
US Mid Cap Blend	10.0%
US Small Cap	2.0%
International	11.0%
Emerging Markets	3.0%
Core Fixed Income	14.0%
High Yield	2.0%
Short Duration	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRGX

Voya Retirement Growth Portfolio

92914C600-AR

Class ADV: IRMGX

Voya Retirement Moderate Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Retirement Moderate Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$69	0.65%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance:Underlying fund selection & tactical asset allocation had a negative impact. On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,841	$9,764	$10,055	$9,906	$10,048	$9,919
2016	$10,511	$10,531	$10,321	$10,577	$11,328	$10,018
2017	$12,041	$13,056	$10,687	$12,261	$13,722	$12,526
2018	$11,282	$11,827	$10,688	$11,564	$13,003	$10,798
2019	$13,540	$14,973	$11,620	$13,784	$17,036	$13,175
2020	$15,321	$17,407	$12,493	$15,415	$20,595	$14,205
2021	$17,453	$20,634	$12,300	$17,167	$25,880	$15,805
2022	$14,608	$16,845	$10,700	$14,546	$20,908	$13,521
2023	$16,853	$20,585	$11,291	$16,783	$26,335	$15,987
2024	$18,931	$24,185	$11,433	$18,584	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	12.32%	6.93%	6.59%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Growth Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,204,456,716
  # of Portfolio Holdings8
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid$2,994,936

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	46.6%
Voya U.S. Bond Index Portfolio - Class I	27.4%
Voya Short Duration Bond Fund - Class R6	8.2%
Voya International Index Portfolio - Class I	7.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.9%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	37.6%
Equity	62.5%

Target Asset Allocations

Value	Value
US Large Blend	47.0%
US Large Growth	2.0%
US Mid Cap Blend	5.0%
International	7.0%
Emerging Markets	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
Short Duration	8.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRMGX

Voya Retirement Moderate Growth Portfolio

92914C881-AR

Class I: IRGMX

Voya Retirement Moderate Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Retirement Moderate Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance:Underlying fund selection & tactical asset allocation had a negative impact. On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,876	$9,764	$10,055	$9,906	$10,048	$9,919
2016	$10,592	$10,531	$10,321	$10,577	$11,328	$10,018
2017	$12,186	$13,056	$10,687	$12,261	$13,722	$12,526
2018	$11,467	$11,827	$10,688	$11,564	$13,003	$10,798
2019	$13,806	$14,973	$11,620	$13,784	$17,036	$13,175
2020	$15,682	$17,407	$12,493	$15,415	$20,595	$14,205
2021	$17,941	$20,634	$12,300	$17,167	$25,880	$15,805
2022	$15,068	$16,845	$10,700	$14,546	$20,908	$13,521
2023	$17,447	$20,585	$11,291	$16,783	$26,335	$15,987
2024	$19,695	$24,185	$11,433	$18,584	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.88%	7.36%	7.01%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Growth Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,204,456,716
  # of Portfolio Holdings8
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid$2,994,936

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	46.6%
Voya U.S. Bond Index Portfolio - Class I	27.4%
Voya Short Duration Bond Fund - Class R6	8.2%
Voya International Index Portfolio - Class I	7.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.9%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	37.6%
Equity	62.5%

Target Asset Allocations

Value	Value
US Large Blend	47.0%
US Large Growth	2.0%
US Mid Cap Blend	5.0%
International	7.0%
Emerging Markets	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
Short Duration	8.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRGMX

Voya Retirement Moderate Growth Portfolio

92914C808-AR

Class ADV: IRMPX

Voya Retirement Moderate Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	0.62%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Moderate Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Moderate Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,843	$9,764	$10,055	$9,894	$10,048	$9,919
2016	$10,412	$10,531	$10,321	$10,465	$11,328	$10,018
2017	$11,642	$13,056	$10,687	$11,698	$13,722	$12,526
2018	$11,052	$11,827	$10,688	$11,262	$13,003	$10,798
2019	$12,947	$14,973	$11,620	$13,032	$17,036	$13,175
2020	$14,522	$17,407	$12,493	$14,390	$20,595	$14,205
2021	$15,922	$20,634	$12,300	$15,414	$25,880	$15,805
2022	$13,507	$16,845	$10,700	$13,193	$20,908	$13,521
2023	$15,025	$20,585	$11,291	$14,830	$26,335	$15,987
2024	$16,199	$24,185	$11,433	$16,012	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	7.81%	4.58%	4.94%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Moderate Index	7.97%	4.20%	4.82%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk® Moderate Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk® Moderate Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$650,055,783
  # of Portfolio Holdings8
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid$1,652,524

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	42.3%
Voya U.S. Stock Index Portfolio - Class I	28.6%
Voya Short Duration Bond Fund - Class R6	12.2%
Voya International Index Portfolio - Class I	5.9%
Voya High Yield Bond Fund - Class R6	4.1%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.9%
Schwab U.S. TIPS ETF	2.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	39.4%
Fixed Income	60.6%

Target Asset Allocations

Value	Value
US Large Blend	29.0%
US Mid Cap Blend	3.0%
International	6.0%
Emerging Markets	2.0%
Core Fixed Income	42.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	12.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRMPX

Voya Retirement Moderate Portfolio

92914C865-AR

Class I: IRMIX

Voya Retirement Moderate Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.27%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Moderate Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Moderate Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,876	$9,764	$10,055	$9,894	$10,048	$9,919
2016	$10,481	$10,531	$10,321	$10,465	$11,328	$10,018
2017	$11,760	$13,056	$10,687	$11,698	$13,722	$12,526
2018	$11,204	$11,827	$10,688	$11,262	$13,003	$10,798
2019	$13,171	$14,973	$11,620	$13,032	$17,036	$13,175
2020	$14,818	$17,407	$12,493	$14,390	$20,595	$14,205
2021	$16,307	$20,634	$12,300	$15,414	$25,880	$15,805
2022	$13,881	$16,845	$10,700	$13,193	$20,908	$13,521
2023	$15,493	$20,585	$11,291	$14,830	$26,335	$15,987
2024	$16,761	$24,185	$11,433	$16,012	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.19%	4.94%	5.30%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Moderate Index	7.97%	4.20%	4.82%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk® Moderate Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk® Moderate Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$650,055,783
  # of Portfolio Holdings8
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid$1,652,524

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	42.3%
Voya U.S. Stock Index Portfolio - Class I	28.6%
Voya Short Duration Bond Fund - Class R6	12.2%
Voya International Index Portfolio - Class I	5.9%
Voya High Yield Bond Fund - Class R6	4.1%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.9%
Schwab U.S. TIPS ETF	2.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	39.4%
Fixed Income	60.6%

Target Asset Allocations

Value	Value
US Large Blend	29.0%
US Mid Cap Blend	3.0%
International	6.0%
Emerging Markets	2.0%
Core Fixed Income	42.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	12.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRMIX

Voya Retirement Moderate Portfolio

92914C873-AR

Class ADV: ISIVX

Voya U.S. Stock Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$89	0.80%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, financials & consumer discretionary.

↓ Top detractors from performance: Materials was the bottom absolute performing sector posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,054	$10,048	$10,138
2016	$11,171	$11,328	$11,351
2017	$13,497	$13,722	$13,828
2018	$12,808	$13,003	$13,223
2019	$16,706	$17,036	$17,386
2020	$19,626	$20,595	$20,586
2021	$25,056	$25,880	$26,496
2022	$20,349	$20,908	$21,697
2023	$25,487	$26,335	$27,401
2024	$31,619	$32,605	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	24.06%	13.61%	12.20%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$4,100,937,476
  # of Portfolio Holdings507
  Portfolio Turnover Rate2%
  Investment Advisory Fees Paid$11,312,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. - Class C	1.8%
Berkshire Hathaway, Inc. - Class B	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	34.4%
Consumer Discretionary	11.3%
Financials	11.3%
Health Care	10.0%
Communication Services	9.2%
Industrials	7.9%
Consumer Staples	5.3%
Energy	3.1%
Utilities	2.3%
Real Estate	2.0%
Materials	1.9%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISIVX

Voya U.S. Stock Index Portfolio

92914G718-AR

Class I: INGIX

Voya U.S. Stock Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$30	0.27%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, financials & consumer discretionary.

↓ Top detractors from performance: Materials was the bottom absolute performing sector posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,111	$10,048	$10,138
2016	$11,289	$11,328	$11,351
2017	$13,712	$13,722	$13,828
2018	$13,078	$13,003	$13,223
2019	$17,149	$17,036	$17,386
2020	$20,255	$20,595	$20,586
2021	$26,002	$25,880	$26,496
2022	$21,231	$20,908	$21,697
2023	$26,736	$26,335	$27,401
2024	$33,334	$32,605	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	24.68%	14.22%	12.79%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$4,100,937,476
  # of Portfolio Holdings507
  Portfolio Turnover Rate2%
  Investment Advisory Fees Paid$11,312,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. - Class C	1.8%
Berkshire Hathaway, Inc. - Class B	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	34.4%
Consumer Discretionary	11.3%
Financials	11.3%
Health Care	10.0%
Communication Services	9.2%
Industrials	7.9%
Consumer Staples	5.3%
Energy	3.1%
Utilities	2.3%
Real Estate	2.0%
Materials	1.9%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: INGIX

Voya U.S. Stock Index Portfolio

92914G734-AR

Class S: ISJBX

Voya U.S. Stock Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$57	0.51%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, financials & consumer discretionary.

↓ Top detractors from performance: Materials was the bottom absolute performing sector posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,089	$10,048	$10,138
2016	$11,235	$11,328	$11,351
2017	$13,619	$13,722	$13,828
2018	$12,960	$13,003	$13,223
2019	$16,949	$17,036	$17,386
2020	$19,977	$20,595	$20,586
2021	$25,575	$25,880	$26,496
2022	$20,843	$20,908	$21,697
2023	$26,170	$26,335	$27,401
2024	$32,563	$32,605	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	24.43%	13.95%	12.53%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$4,100,937,476
  # of Portfolio Holdings507
  Portfolio Turnover Rate2%
  Investment Advisory Fees Paid$11,312,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. - Class C	1.8%
Berkshire Hathaway, Inc. - Class B	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	34.4%
Consumer Discretionary	11.3%
Financials	11.3%
Health Care	10.0%
Communication Services	9.2%
Industrials	7.9%
Consumer Staples	5.3%
Energy	3.1%
Utilities	2.3%
Real Estate	2.0%
Materials	1.9%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISJBX

Voya U.S. Stock Index Portfolio

92914G726-AR

Class S2: ISIPX

Voya U.S. Stock Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$75	0.67%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, financials & consumer discretionary.

↓ Top detractors from performance: Materials was the bottom absolute performing sector posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,075	$10,048	$10,138
2016	$11,203	$11,328	$11,351
2017	$13,559	$13,722	$13,828
2018	$12,877	$13,003	$13,223
2019	$16,817	$17,036	$17,386
2020	$19,780	$20,595	$20,586
2021	$25,289	$25,880	$26,496
2022	$20,578	$20,908	$21,697
2023	$25,801	$26,335	$27,401
2024	$32,040	$32,605	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	24.18%	13.76%	12.35%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$4,100,937,476
  # of Portfolio Holdings507
  Portfolio Turnover Rate2%
  Investment Advisory Fees Paid$11,312,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. - Class C	1.8%
Berkshire Hathaway, Inc. - Class B	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	34.4%
Consumer Discretionary	11.3%
Financials	11.3%
Health Care	10.0%
Communication Services	9.2%
Industrials	7.9%
Consumer Staples	5.3%
Energy	3.1%
Utilities	2.3%
Real Estate	2.0%
Materials	1.9%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISIPX

Voya U.S. Stock Index Portfolio

92914C766-AR

Portfolio: VVIPX

Voya VACS Index Series S  Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya VACS Index Series S Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$18	0.16%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index. The Fund may not always hold all of the same securities as the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, financials & consumer discretionary.

↓ Top detractors from performance: Materials was the bottom absolute performing sector posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Voya VACS Index Series S Portfolio	Russell 3000® Index	S&P 500® Index
1/27/2023	$10,000	$10,000	$10,000
2023	$11,880	$11,814	$11,901
2024	$14,824	$14,627	$14,879

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (1/27/2023)
Voya VACS Index Series S Portfolio	24.78%	22.68%
Russell 3000® Index	23.81%	21.81%
S&P 500® Index	25.02%	22.89%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$3,734,289,718
  # of Portfolio Holdings505
  Portfolio Turnover Rate6%
  Investment Advisory Fees Paid$5,719,849

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. - Class C	1.8%
Berkshire Hathaway, Inc. - Class B	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.2%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	34.4%
Consumer Discretionary	11.3%
Financials	11.3%
Health Care	10.0%
Communication Services	9.3%
Industrials	7.9%
Consumer Staples	5.3%
Energy	3.1%
Utilities	2.3%
Real Estate	2.0%
Materials	1.9%
Short-Term Investments	1.2%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIPX

Voya VACS Index Series S  Portfolio

92914G296-AR

Class ADV: ICRNX

VY® CBRE Global Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$149	1.49%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the FTSE EPRA Nareit Developed Index due to sector allocation.

↑ Top contributors to performance: On a sector level, U.S. Malls, U.S. Hotels, U.S. Shopping Centers contributed. Positioning in the Asia-Pacific region added value, driven by positive stock selection in Australia & Japan. Europe benefited from strong positioning in the Continent. Key individual contributors included Hilton Worldwide Holdings, Goodman Group & HMC Capital.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	FTSE EPRA Nareit Developed Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,801	$9,764	$9,921	$10,138
2016	$9,823	$10,531	$10,324	$11,351
2017	$10,825	$13,056	$11,393	$13,828
2018	$9,840	$11,827	$10,752	$13,223
2019	$12,201	$14,973	$13,108	$17,386
2020	$11,545	$17,407	$11,923	$20,586
2021	$15,420	$20,634	$15,033	$26,496
2022	$11,506	$16,845	$11,261	$21,697
2023	$12,883	$20,585	$12,351	$27,401
2024	$12,852	$24,185	$12,467	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	-0.24%	1.04%	2.54%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Index	0.94%	-1.00%	2.23%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the FTSE EPRA Nareit Developed Index to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the FTSE EPRA Nareit Developed Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$168,577,206
  # of Portfolio Holdings99
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$1,284,976

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	9.5%
Simon Property Group, Inc.	7.2%
Realty Income Corp.	6.6%
Public Storage	3.4%
Welltower, Inc.	3.3%
Extra Space Storage, Inc.	2.9%
CubeSmart	2.3%
Goodman Group	2.2%
Brixmor Property Group, Inc.	1.9%
Rexford Industrial Realty, Inc.	1.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	0.5%
Belgium	0.3%
Sweden	0.7%
Canada	1.4%
Germany	2.3%
Singapore	3.6%
France	3.6%
Hong Kong	3.7%
United Kingdom	4.5%
Australia	5.4%
Japan	8.3%
United States	64.3%

REIT Diversification

Value	Value
Retail REITs	28.8%
Specialized REITs	13.3%
Industrial REITs	12.2%
Health Care REITs	6.2%
Self-Storage REITs	6.1%
Multi-Family Residential REITs	4.9%
Real Estate Operating Companies	4.9%
Hotel & Resort REITs	3.8%
Diversified REITs	3.7%
Office REITs	3.5%
Diversified Real Estate Activities	2.4%
REITs-Other	8.8%
Assets in Excess of Other Liabilities	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICRNX

VY® CBRE Global Real Estate Portfolio

92914E796-AR

Class I: IRGIX

VY® CBRE Global Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$89	0.89%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the FTSE EPRA Nareit Developed Index due to sector allocation.

↑ Top contributors to performance: On a sector level, U.S. Malls, U.S. Hotels, U.S. Shopping Centers contributed. Positioning in the Asia-Pacific region added value, driven by positive stock selection in Australia & Japan. Europe benefited from strong positioning in the Continent. Key individual contributors included Hilton Worldwide Holdings, Goodman Group & HMC Capital.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	FTSE EPRA Nareit Developed Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,858	$9,764	$9,921	$10,138
2016	$9,945	$10,531	$10,324	$11,351
2017	$11,017	$13,056	$11,393	$13,828
2018	$10,078	$11,827	$10,752	$13,223
2019	$12,571	$14,973	$13,108	$17,386
2020	$11,964	$17,407	$11,923	$20,586
2021	$16,088	$20,634	$15,033	$26,496
2022	$12,074	$16,845	$11,261	$21,697
2023	$13,595	$20,585	$12,351	$27,401
2024	$13,646	$24,185	$12,467	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	0.38%	1.65%	3.16%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Index	0.94%	-1.00%	2.23%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the FTSE EPRA Nareit Developed Index to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the FTSE EPRA Nareit Developed Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$168,577,206
  # of Portfolio Holdings99
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$1,284,976

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	9.5%
Simon Property Group, Inc.	7.2%
Realty Income Corp.	6.6%
Public Storage	3.4%
Welltower, Inc.	3.3%
Extra Space Storage, Inc.	2.9%
CubeSmart	2.3%
Goodman Group	2.2%
Brixmor Property Group, Inc.	1.9%
Rexford Industrial Realty, Inc.	1.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	0.5%
Belgium	0.3%
Sweden	0.7%
Canada	1.4%
Germany	2.3%
Singapore	3.6%
France	3.6%
Hong Kong	3.7%
United Kingdom	4.5%
Australia	5.4%
Japan	8.3%
United States	64.3%

REIT Diversification

Value	Value
Retail REITs	28.8%
Specialized REITs	13.3%
Industrial REITs	12.2%
Health Care REITs	6.2%
Self-Storage REITs	6.1%
Multi-Family Residential REITs	4.9%
Real Estate Operating Companies	4.9%
Hotel & Resort REITs	3.8%
Diversified REITs	3.7%
Office REITs	3.5%
Diversified Real Estate Activities	2.4%
REITs-Other	8.8%
Assets in Excess of Other Liabilities	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRGIX

VY® CBRE Global Real Estate Portfolio

92914E812-AR

Class S: IRGTX

VY® CBRE Global Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$114	1.14%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the FTSE EPRA Nareit Developed Index due to sector allocation.

↑ Top contributors to performance: On a sector level, U.S. Malls, U.S. Hotels, U.S. Shopping Centers contributed. Positioning in the Asia-Pacific region added value, driven by positive stock selection in Australia & Japan. Europe benefited from strong positioning in the Continent. Key individual contributors included Hilton Worldwide Holdings, Goodman Group & HMC Capital.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	FTSE EPRA Nareit Developed Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,831	$9,764	$9,921	$10,138
2016	$9,891	$10,531	$10,324	$11,351
2017	$10,930	$13,056	$11,393	$13,828
2018	$9,975	$11,827	$10,752	$13,223
2019	$12,403	$14,973	$13,108	$17,386
2020	$11,778	$17,407	$11,923	$20,586
2021	$15,799	$20,634	$15,033	$26,496
2022	$11,830	$16,845	$11,261	$21,697
2023	$13,288	$20,585	$12,351	$27,401
2024	$13,304	$24,185	$12,467	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	0.12%	1.41%	2.90%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Index	0.94%	-1.00%	2.23%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the FTSE EPRA Nareit Developed Index to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the FTSE EPRA Nareit Developed Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$168,577,206
  # of Portfolio Holdings99
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$1,284,976

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	9.5%
Simon Property Group, Inc.	7.2%
Realty Income Corp.	6.6%
Public Storage	3.4%
Welltower, Inc.	3.3%
Extra Space Storage, Inc.	2.9%
CubeSmart	2.3%
Goodman Group	2.2%
Brixmor Property Group, Inc.	1.9%
Rexford Industrial Realty, Inc.	1.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	0.5%
Belgium	0.3%
Sweden	0.7%
Canada	1.4%
Germany	2.3%
Singapore	3.6%
France	3.6%
Hong Kong	3.7%
United Kingdom	4.5%
Australia	5.4%
Japan	8.3%
United States	64.3%

REIT Diversification

Value	Value
Retail REITs	28.8%
Specialized REITs	13.3%
Industrial REITs	12.2%
Health Care REITs	6.2%
Self-Storage REITs	6.1%
Multi-Family Residential REITs	4.9%
Real Estate Operating Companies	4.9%
Hotel & Resort REITs	3.8%
Diversified REITs	3.7%
Office REITs	3.5%
Diversified Real Estate Activities	2.4%
REITs-Other	8.8%
Assets in Excess of Other Liabilities	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRGTX

VY® CBRE Global Real Estate Portfolio

92914E838-AR

Class S2: IRGSX

VY® CBRE Global Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$129	1.29%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the FTSE EPRA Nareit Developed Index due to sector allocation.

↑ Top contributors to performance: On a sector level, U.S. Malls, U.S. Hotels, U.S. Shopping Centers contributed. Positioning in the Asia-Pacific region added value, driven by positive stock selection in Australia & Japan. Europe benefited from strong positioning in the Continent. Key individual contributors included Hilton Worldwide Holdings, Goodman Group & HMC Capital.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	FTSE EPRA Nareit Developed Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,816	$9,764	$9,921	$10,138
2016	$9,859	$10,531	$10,324	$11,351
2017	$10,886	$13,056	$11,393	$13,828
2018	$9,924	$11,827	$10,752	$13,223
2019	$12,320	$14,973	$13,108	$17,386
2020	$11,681	$17,407	$11,923	$20,586
2021	$15,641	$20,634	$15,033	$26,496
2022	$11,691	$16,845	$11,261	$21,697
2023	$13,108	$20,585	$12,351	$27,401
2024	$13,105	$24,185	$12,467	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	-0.02%	1.24%	2.74%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Index	0.94%	-1.00%	2.23%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the FTSE EPRA Nareit Developed Index to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the FTSE EPRA Nareit Developed Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$168,577,206
  # of Portfolio Holdings99
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$1,284,976

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	9.5%
Simon Property Group, Inc.	7.2%
Realty Income Corp.	6.6%
Public Storage	3.4%
Welltower, Inc.	3.3%
Extra Space Storage, Inc.	2.9%
CubeSmart	2.3%
Goodman Group	2.2%
Brixmor Property Group, Inc.	1.9%
Rexford Industrial Realty, Inc.	1.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	0.5%
Belgium	0.3%
Sweden	0.7%
Canada	1.4%
Germany	2.3%
Singapore	3.6%
France	3.6%
Hong Kong	3.7%
United Kingdom	4.5%
Australia	5.4%
Japan	8.3%
United States	64.3%

REIT Diversification

Value	Value
Retail REITs	28.8%
Specialized REITs	13.3%
Industrial REITs	12.2%
Health Care REITs	6.2%
Self-Storage REITs	6.1%
Multi-Family Residential REITs	4.9%
Real Estate Operating Companies	4.9%
Hotel & Resort REITs	3.8%
Diversified REITs	3.7%
Office REITs	3.5%
Diversified Real Estate Activities	2.4%
REITs-Other	8.8%
Assets in Excess of Other Liabilities	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRGSX

VY® CBRE Global Real Estate Portfolio

92914E820-AR

Class ADV: ICRPX

VY® CBRE Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$136	1.33%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI U.S. REIT® Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: At a sector level, shopping centers, hotels & storage were all positives. Key contributing individual names included Highwoods Properties, Apartment income REIT & Extra Space Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance and was concentrated in the industrial, net lease and residential sectors. Sector allocation was hurt by positioning in the tower, hotel and office sector. Detracting individual names included Iron Mountain, Rexford Industrial Realty & Sun Communities.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	MSCI U.S. REIT® Index
2014	$10,000	$10,000	$10,000
2015	$10,258	$10,048	$10,252
2016	$10,654	$11,328	$11,134
2017	$11,168	$13,722	$11,698
2018	$10,278	$13,003	$11,164
2019	$13,126	$17,036	$14,048
2020	$12,222	$20,595	$12,985
2021	$18,512	$25,880	$18,576
2022	$13,440	$20,908	$14,023
2023	$15,270	$26,335	$15,950
2024	$15,873	$32,605	$17,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	3.95%	3.87%	4.73%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI U.S. REIT® Index	8.75%	4.31%	5.66%

Effective with this report, the Adviser changed the primary benchmark from the MSCI U.S REIT® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI U.S REIT® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$166,849,768
  # of Portfolio Holdings51
  Portfolio Turnover Rate82%
  Investment Advisory Fees Paid$1,010,644

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	10.6%
Realty Income Corp.	7.2%
Welltower, Inc.	5.0%
Simon Property Group, Inc.	4.9%
Prologis, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
CubeSmart	4.2%
Invitation Homes, Inc.	3.9%
Brixmor Property Group, Inc.	3.6%
Iron Mountain, Inc.	3.5%

REIT Diversification

Value	Value
Retail REITs	26.6%
Specialized REITs	19.5%
Health Care REITs	11.0%
Industrial REITs	9.9%
Residential REITs	7.5%
Multi-Family Residential REITs	6.5%
Self-Storage REITs	4.2%
Other Specialized REITs	4.1%
Office REITs	3.3%
Hotel & Resort REITs	3.1%
Single-Family Residential REITs	1.4%
REITs-Other	1.6%
Assets in Excess of Other Liabilities	1.3%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the management fee waiver expired.  The investment adviser was contractually obligated to waive 0.067% of the management fee through May 1, 2024.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICRPX

VY® CBRE Real Estate Portfolio

92914E804-AR

Class I: IVRIX

VY® CBRE Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$75	0.73%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI U.S. REIT® Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: At a sector level, shopping centers, hotels & storage were all positives. Key contributing individual names included Highwoods Properties, Apartment income REIT & Extra Space Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance and was concentrated in the industrial, net lease and residential sectors. Sector allocation was hurt by positioning in the tower, hotel and office sector. Detracting individual names included Iron Mountain, Rexford Industrial Realty & Sun Communities.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	MSCI U.S. REIT® Index
2014	$10,000	$10,000	$10,000
2015	$10,320	$10,048	$10,252
2016	$10,782	$11,328	$11,134
2017	$11,371	$13,722	$11,698
2018	$10,528	$13,003	$11,164
2019	$13,525	$17,036	$14,048
2020	$12,671	$20,595	$12,985
2021	$19,303	$25,880	$18,576
2022	$14,097	$20,908	$14,023
2023	$16,114	$26,335	$15,950
2024	$16,852	$32,605	$17,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	4.58%	4.50%	5.36%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI U.S. REIT® Index	8.75%	4.31%	5.66%

Effective with this report, the Adviser changed the primary benchmark from the MSCI U.S REIT® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI U.S REIT® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$166,849,768
  # of Portfolio Holdings51
  Portfolio Turnover Rate82%
  Investment Advisory Fees Paid$1,010,644

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	10.6%
Realty Income Corp.	7.2%
Welltower, Inc.	5.0%
Simon Property Group, Inc.	4.9%
Prologis, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
CubeSmart	4.2%
Invitation Homes, Inc.	3.9%
Brixmor Property Group, Inc.	3.6%
Iron Mountain, Inc.	3.5%

REIT Diversification

Value	Value
Retail REITs	26.6%
Specialized REITs	19.5%
Health Care REITs	11.0%
Industrial REITs	9.9%
Residential REITs	7.5%
Multi-Family Residential REITs	6.5%
Self-Storage REITs	4.2%
Other Specialized REITs	4.1%
Office REITs	3.3%
Hotel & Resort REITs	3.1%
Single-Family Residential REITs	1.4%
REITs-Other	1.6%
Assets in Excess of Other Liabilities	1.3%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the management fee waiver expired.  The investment adviser was contractually obligated to waive 0.067% of the management fee through May 1, 2024.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVRIX

VY® CBRE Real Estate Portfolio

92914G569-AR

Class S: IVRSX

VY® CBRE Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$100	0.98%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI U.S. REIT® Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: At a sector level, shopping centers, hotels & storage were all positives. Key contributing individual names included Highwoods Properties, Apartment income REIT & Extra Space Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance and was concentrated in the industrial, net lease and residential sectors. Sector allocation was hurt by positioning in the tower, hotel and office sector. Detracting individual names included Iron Mountain, Rexford Industrial Realty & Sun Communities.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	MSCI U.S. REIT® Index
2014	$10,000	$10,000	$10,000
2015	$10,294	$10,048	$10,252
2016	$10,731	$11,328	$11,134
2017	$11,287	$13,722	$11,698
2018	$10,424	$13,003	$11,164
2019	$13,358	$17,036	$14,048
2020	$12,485	$20,595	$12,985
2021	$18,972	$25,880	$18,576
2022	$13,822	$20,908	$14,023
2023	$15,763	$26,335	$15,950
2024	$16,442	$32,605	$17,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	4.30%	4.24%	5.10%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI U.S. REIT® Index	8.75%	4.31%	5.66%

Effective with this report, the Adviser changed the primary benchmark from the MSCI U.S REIT® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI U.S REIT® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$166,849,768
  # of Portfolio Holdings51
  Portfolio Turnover Rate82%
  Investment Advisory Fees Paid$1,010,644

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	10.6%
Realty Income Corp.	7.2%
Welltower, Inc.	5.0%
Simon Property Group, Inc.	4.9%
Prologis, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
CubeSmart	4.2%
Invitation Homes, Inc.	3.9%
Brixmor Property Group, Inc.	3.6%
Iron Mountain, Inc.	3.5%

REIT Diversification

Value	Value
Retail REITs	26.6%
Specialized REITs	19.5%
Health Care REITs	11.0%
Industrial REITs	9.9%
Residential REITs	7.5%
Multi-Family Residential REITs	6.5%
Self-Storage REITs	4.2%
Other Specialized REITs	4.1%
Office REITs	3.3%
Hotel & Resort REITs	3.1%
Single-Family Residential REITs	1.4%
REITs-Other	1.6%
Assets in Excess of Other Liabilities	1.3%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the management fee waiver expired.  The investment adviser was contractually obligated to waive 0.067% of the management fee through May 1, 2024.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVRSX

VY® CBRE Real Estate Portfolio

92914G577-AR

Class S2: IVRTX

VY® CBRE Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$115	1.13%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI U.S. REIT® Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: At a sector level, shopping centers, hotels & storage were all positives. Key contributing individual names included Highwoods Properties, Apartment income REIT & Extra Space Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance and was concentrated in the industrial, net lease and residential sectors. Sector allocation was hurt by positioning in the tower, hotel and office sector. Detracting individual names included Iron Mountain, Rexford Industrial Realty & Sun Communities.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	MSCI U.S. REIT® Index
2014	$10,000	$10,000	$10,000
2015	$10,279	$10,048	$10,252
2016	$10,697	$11,328	$11,134
2017	$11,234	$13,722	$11,698
2018	$10,360	$13,003	$11,164
2019	$13,257	$17,036	$14,048
2020	$12,370	$20,595	$12,985
2021	$18,770	$25,880	$18,576
2022	$13,656	$20,908	$14,023
2023	$15,548	$26,335	$15,950
2024	$16,192	$32,605	$17,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	4.14%	4.08%	4.94%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI U.S. REIT® Index	8.75%	4.31%	5.66%

Effective with this report, the Adviser changed the primary benchmark from the MSCI U.S REIT® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI U.S REIT® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$166,849,768
  # of Portfolio Holdings51
  Portfolio Turnover Rate82%
  Investment Advisory Fees Paid$1,010,644

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	10.6%
Realty Income Corp.	7.2%
Welltower, Inc.	5.0%
Simon Property Group, Inc.	4.9%
Prologis, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
CubeSmart	4.2%
Invitation Homes, Inc.	3.9%
Brixmor Property Group, Inc.	3.6%
Iron Mountain, Inc.	3.5%

REIT Diversification

Value	Value
Retail REITs	26.6%
Specialized REITs	19.5%
Health Care REITs	11.0%
Industrial REITs	9.9%
Residential REITs	7.5%
Multi-Family Residential REITs	6.5%
Self-Storage REITs	4.2%
Other Specialized REITs	4.1%
Office REITs	3.3%
Hotel & Resort REITs	3.1%
Single-Family Residential REITs	1.4%
REITs-Other	1.6%
Assets in Excess of Other Liabilities	1.3%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the management fee waiver expired.  The investment adviser was contractually obligated to waive 0.067% of the management fee through May 1, 2024.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IVRTX

VY® CBRE Real Estate Portfolio

92914G551-AR

Class ADV: IVGAX

VY® Invesco Growth and Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$131	1.21%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index primarily due to strong stock selection in the financials & consumer discretionary sectors.

↑ Top contributors to performance: Stock selection in financials drove outperformance, due to strong returns in Wells Fargo, Bank of America, KKR & Fiserv. Consumer discretionary also aided relative returns, with Amazon a key individual contributor. Stock selection & an underweight in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor.

↓ Top detractors from performance: Stock selection in health care was the largest detractor from relative return, due in part to weakness in CVS Health and Humana. Stock selection in industrials & energy also detracted from relative returns. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,674	$10,048	$9,617
2016	$11,562	$11,328	$11,285
2017	$13,118	$13,722	$12,826
2018	$11,297	$13,003	$11,765
2019	$14,041	$17,036	$14,888
2020	$14,400	$20,595	$15,305
2021	$18,503	$25,880	$19,155
2022	$17,364	$20,908	$17,711
2023	$19,436	$26,335	$19,741
2024	$22,496	$32,605	$22,578

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	15.74%	9.89%	8.44%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$154,519,088
  # of Portfolio Holdings72
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$1,905,464

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	4.0%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.5%
Johnson Controls International PLC	2.3%
Parker-Hannifin Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Exxon Mobil Corp.	2.0%
Willis Towers Watson PLC	1.9%
Johnson & Johnson	1.9%
CBRE Group, Inc. - Class A	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Common Stock	97.8%

Sector Allocation

Value	Value
Financials	22.9%
Industrials	15.1%
Information Technology	14.8%
Health Care	12.8%
Energy	8.0%
Communication Services	6.5%
Consumer Discretionary	5.6%
Consumer Staples	4.6%
Utilities	3.1%
Materials	2.5%
Real Estate	1.9%
Short-Term Investments	2.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IVGAX

VY® Invesco Growth and Income Portfolio

92914G668-AR

Class I: IVGIX

VY® Invesco Growth and Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$67	0.61%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index primarily due to strong stock selection in the financials & consumer discretionary sectors.

↑ Top contributors to performance: Stock selection in financials drove outperformance, due to strong returns in Wells Fargo, Bank of America, KKR & Fiserv. Consumer discretionary also aided relative returns, with Amazon a key individual contributor. Stock selection & an underweight in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor.

↓ Top detractors from performance: Stock selection in health care was the largest detractor from relative return, due in part to weakness in CVS Health and Humana. Stock selection in industrials & energy also detracted from relative returns. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,731	$10,048	$9,617
2016	$11,699	$11,328	$11,285
2017	$13,353	$13,722	$12,826
2018	$11,576	$13,003	$11,765
2019	$14,467	$17,036	$14,888
2020	$14,933	$20,595	$15,305
2021	$19,294	$25,880	$19,155
2022	$18,216	$20,908	$17,711
2023	$20,514	$26,335	$19,741
2024	$23,884	$32,605	$22,578

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	16.43%	10.55%	9.10%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$154,519,088
  # of Portfolio Holdings72
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$1,905,464

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	4.0%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.5%
Johnson Controls International PLC	2.3%
Parker-Hannifin Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Exxon Mobil Corp.	2.0%
Willis Towers Watson PLC	1.9%
Johnson & Johnson	1.9%
CBRE Group, Inc. - Class A	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Common Stock	97.8%

Sector Allocation

Value	Value
Financials	22.9%
Industrials	15.1%
Information Technology	14.8%
Health Care	12.8%
Energy	8.0%
Communication Services	6.5%
Consumer Discretionary	5.6%
Consumer Staples	4.6%
Utilities	3.1%
Materials	2.5%
Real Estate	1.9%
Short-Term Investments	2.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVGIX

VY® Invesco Growth and Income Portfolio

92914G536-AR

Class S: IVGSX

VY® Invesco Growth and Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$93	0.86%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index primarily due to strong stock selection in the financials & consumer discretionary sectors.

↑ Top contributors to performance: Stock selection in financials drove outperformance, due to strong returns in Wells Fargo, Bank of America, KKR & Fiserv. Consumer discretionary also aided relative returns, with Amazon a key individual contributor. Stock selection & an underweight in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor.

↓ Top detractors from performance: Stock selection in health care was the largest detractor from relative return, due in part to weakness in CVS Health and Humana. Stock selection in industrials & energy also detracted from relative returns. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,707	$10,048	$9,617
2016	$11,641	$11,328	$11,285
2017	$13,257	$13,722	$12,826
2018	$11,457	$13,003	$11,765
2019	$14,290	$17,036	$14,888
2020	$14,704	$20,595	$15,305
2021	$18,963	$25,880	$19,155
2022	$17,856	$20,908	$17,711
2023	$20,059	$26,335	$19,741
2024	$23,298	$32,605	$22,578

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	16.15%	10.27%	8.83%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$154,519,088
  # of Portfolio Holdings72
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$1,905,464

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	4.0%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.5%
Johnson Controls International PLC	2.3%
Parker-Hannifin Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Exxon Mobil Corp.	2.0%
Willis Towers Watson PLC	1.9%
Johnson & Johnson	1.9%
CBRE Group, Inc. - Class A	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Common Stock	97.8%

Sector Allocation

Value	Value
Financials	22.9%
Industrials	15.1%
Information Technology	14.8%
Health Care	12.8%
Energy	8.0%
Communication Services	6.5%
Consumer Discretionary	5.6%
Consumer Staples	4.6%
Utilities	3.1%
Materials	2.5%
Real Estate	1.9%
Short-Term Investments	2.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVGSX

VY® Invesco Growth and Income Portfolio

92914G544-AR

Class S2: IVITX

VY® Invesco Growth and Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$109	1.01%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index primarily due to strong stock selection in the financials & consumer discretionary sectors.

↑ Top contributors to performance: Stock selection in financials drove outperformance, due to strong returns in Wells Fargo, Bank of America, KKR & Fiserv. Consumer discretionary also aided relative returns, with Amazon a key individual contributor. Stock selection & an underweight in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor.

↓ Top detractors from performance: Stock selection in health care was the largest detractor from relative return, due in part to weakness in CVS Health and Humana. Stock selection in industrials & energy also detracted from relative returns. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,690	$10,048	$9,617
2016	$11,608	$11,328	$11,285
2017	$13,195	$13,722	$12,826
2018	$11,391	$13,003	$11,765
2019	$14,179	$17,036	$14,888
2020	$14,572	$20,595	$15,305
2021	$18,766	$25,880	$19,155
2022	$17,643	$20,908	$17,711
2023	$19,791	$26,335	$19,741
2024	$22,948	$32,605	$22,578

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	15.95%	10.11%	8.66%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$154,519,088
  # of Portfolio Holdings72
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$1,905,464

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	4.0%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.5%
Johnson Controls International PLC	2.3%
Parker-Hannifin Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Exxon Mobil Corp.	2.0%
Willis Towers Watson PLC	1.9%
Johnson & Johnson	1.9%
CBRE Group, Inc. - Class A	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Common Stock	97.8%

Sector Allocation

Value	Value
Financials	22.9%
Industrials	15.1%
Information Technology	14.8%
Health Care	12.8%
Energy	8.0%
Communication Services	6.5%
Consumer Discretionary	5.6%
Consumer Staples	4.6%
Utilities	3.1%
Materials	2.5%
Real Estate	1.9%
Short-Term Investments	2.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IVITX

VY® Invesco Growth and Income Portfolio

92914G510-AR

Class ADV: IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$180	1.79%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI Emerging Markets IndexSM, country allocation detracted while stock selection contributed.

↑ Top contributors to performance: Stock selection in materials, driven by lack of exposure to Vale, a Brazilian metals and mining company helped. Stock selection in Taiwan also boosted relative returns. On an individual level, exposure to Taiwan Semiconductor Manufacturing Company aided performance.

↓ Top detractors from performance: Stock selection in financials, specifically led by exposure to HDFC Bank, weighed on returns. At a regional level, an overweight to Mexico detracted from returns. On an individual level, exposure to Walmart de Mexico weighed on performance.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,393	$9,434	$8,508
2016	$9,452	$9,859	$9,460
2017	$13,475	$12,539	$12,987
2018	$11,168	$10,759	$11,095
2019	$14,682	$13,073	$13,138
2020	$19,485	$14,465	$15,544
2021	$17,479	$15,596	$15,149
2022	$12,873	$13,101	$12,106
2023	$13,648	$15,146	$13,295
2024	$13,879	$15,985	$14,293

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	1.69%	-1.12%	3.33%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI Emerging Markets Index℠	7.50%	1.70%	3.64%

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI ACW Ex-U.SSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$260,723,599
  # of Portfolio Holdings75
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$3,356,629

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.2%
Samsung Electronics Co. Ltd.	3.3%
MercadoLibre, Inc.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Yum China Holdings, Inc.	2.0%
Wiwynn Corp.	2.0%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
HDFC Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.2%
Countries-Other	7.0%
Hong Kong	2.3%
Indonesia	2.6%
South Africa	2.6%
Uruguay	3.5%
Turkey	4.0%
Mexico	5.1%
Brazil	6.8%
South Korea	7.8%
India	16.8%
Taiwan	17.8%
China	21.5%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	20.4%
Consumer Discretionary	15.3%
Industrials	12.4%
Communication Services	8.6%
Consumer Staples	7.9%
Energy	2.2%
Health Care	2.0%
Materials	1.5%
Utilities	1.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio

92914E861-AR

Class I: IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$120	1.19%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI Emerging Markets IndexSM, country allocation detracted while stock selection contributed.

↑ Top contributors to performance: Stock selection in materials, driven by lack of exposure to Vale, a Brazilian metals and mining company helped. Stock selection in Taiwan also boosted relative returns. On an individual level, exposure to Taiwan Semiconductor Manufacturing Company aided performance.

↓ Top detractors from performance: Stock selection in financials, specifically led by exposure to HDFC Bank, weighed on returns. At a regional level, an overweight to Mexico detracted from returns. On an individual level, exposure to Walmart de Mexico weighed on performance.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,443	$9,434	$8,508
2016	$9,563	$9,859	$9,460
2017	$13,718	$12,539	$12,987
2018	$11,443	$10,759	$11,095
2019	$15,132	$13,073	$13,138
2020	$20,205	$14,465	$15,544
2021	$18,229	$15,596	$15,149
2022	$13,509	$13,101	$12,106
2023	$14,406	$15,146	$13,295
2024	$14,738	$15,985	$14,293

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	2.30%	-0.53%	3.95%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI Emerging Markets Index℠	7.50%	1.70%	3.64%

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI ACW Ex-U.SSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$260,723,599
  # of Portfolio Holdings75
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$3,356,629

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.2%
Samsung Electronics Co. Ltd.	3.3%
MercadoLibre, Inc.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Yum China Holdings, Inc.	2.0%
Wiwynn Corp.	2.0%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
HDFC Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.2%
Countries-Other	7.0%
Hong Kong	2.3%
Indonesia	2.6%
South Africa	2.6%
Uruguay	3.5%
Turkey	4.0%
Mexico	5.1%
Brazil	6.8%
South Korea	7.8%
India	16.8%
Taiwan	17.8%
China	21.5%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	20.4%
Consumer Discretionary	15.3%
Industrials	12.4%
Communication Services	8.6%
Consumer Staples	7.9%
Energy	2.2%
Health Care	2.0%
Materials	1.5%
Utilities	1.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio

92914F660-AR

Class S: IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$146	1.44%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI Emerging Markets IndexSM, country allocation detracted while stock selection contributed.

↑ Top contributors to performance: Stock selection in materials, driven by lack of exposure to Vale, a Brazilian metals and mining company helped. Stock selection in Taiwan also boosted relative returns. On an individual level, exposure to Taiwan Semiconductor Manufacturing Company aided performance.

↓ Top detractors from performance: Stock selection in financials, specifically led by exposure to HDFC Bank, weighed on returns. At a regional level, an overweight to Mexico detracted from returns. On an individual level, exposure to Walmart de Mexico weighed on performance.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,425	$9,434	$8,508
2016	$9,515	$9,859	$9,460
2017	$13,618	$12,539	$12,987
2018	$11,328	$10,759	$11,095
2019	$14,943	$13,073	$13,138
2020	$19,908	$14,465	$15,544
2021	$17,917	$15,596	$15,149
2022	$13,239	$13,101	$12,106
2023	$14,083	$15,146	$13,295
2024	$14,377	$15,985	$14,293

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	2.08%	-0.77%	3.70%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI Emerging Markets Index℠	7.50%	1.70%	3.64%

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI ACW Ex-U.SSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$260,723,599
  # of Portfolio Holdings75
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$3,356,629

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.2%
Samsung Electronics Co. Ltd.	3.3%
MercadoLibre, Inc.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Yum China Holdings, Inc.	2.0%
Wiwynn Corp.	2.0%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
HDFC Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.2%
Countries-Other	7.0%
Hong Kong	2.3%
Indonesia	2.6%
South Africa	2.6%
Uruguay	3.5%
Turkey	4.0%
Mexico	5.1%
Brazil	6.8%
South Korea	7.8%
India	16.8%
Taiwan	17.8%
China	21.5%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	20.4%
Consumer Discretionary	15.3%
Industrials	12.4%
Communication Services	8.6%
Consumer Staples	7.9%
Energy	2.2%
Health Care	2.0%
Materials	1.5%
Utilities	1.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio

92914F678-AR

Class S2: IJPTX

VY® JPMorgan Emerging Markets Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$161	1.59%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI Emerging Markets IndexSM, country allocation detracted while stock selection contributed.

↑ Top contributors to performance: Stock selection in materials, driven by lack of exposure to Vale, a Brazilian metals and mining company helped. Stock selection in Taiwan also boosted relative returns. On an individual level, exposure to Taiwan Semiconductor Manufacturing Company aided performance.

↓ Top detractors from performance: Stock selection in financials, specifically led by exposure to HDFC Bank, weighed on returns. At a regional level, an overweight to Mexico detracted from returns. On an individual level, exposure to Walmart de Mexico weighed on performance.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,409	$9,434	$8,508
2016	$9,485	$9,859	$9,460
2017	$13,550	$12,539	$12,987
2018	$11,258	$10,759	$11,095
2019	$14,820	$13,073	$13,138
2020	$19,715	$14,465	$15,544
2021	$17,722	$15,596	$15,149
2022	$13,074	$13,101	$12,106
2023	$13,892	$15,146	$13,295
2024	$14,163	$15,985	$14,293

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	1.95%	-0.90%	3.54%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI Emerging Markets Index℠	7.50%	1.70%	3.64%

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI ACW Ex-U.SSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$260,723,599
  # of Portfolio Holdings75
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$3,356,629

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.2%
Samsung Electronics Co. Ltd.	3.3%
MercadoLibre, Inc.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Yum China Holdings, Inc.	2.0%
Wiwynn Corp.	2.0%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
HDFC Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.2%
Countries-Other	7.0%
Hong Kong	2.3%
Indonesia	2.6%
South Africa	2.6%
Uruguay	3.5%
Turkey	4.0%
Mexico	5.1%
Brazil	6.8%
South Korea	7.8%
India	16.8%
Taiwan	17.8%
China	21.5%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	20.4%
Consumer Discretionary	15.3%
Industrials	12.4%
Communication Services	8.6%
Consumer Staples	7.9%
Energy	2.2%
Health Care	2.0%
Materials	1.5%
Utilities	1.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJPTX

VY® JPMorgan Emerging Markets Equity Portfolio

92914F652-AR

Class ADV: IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$156	1.48%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in financials & consumer staples sectors contributed most to performance. Overweight allocations in Primo Brands (PRMB) & DT Mainstream (DTM) were top contributors.

↓ Top detractors from performance: Stock selection in industrials & health care sectors detracted. An overweight allocation in Willscot Holdings (WSC) & an underweight allocation to FTAI Aviation (FTAI) were top detractors.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,598	$10,048	$9,559
2016	$11,630	$11,328	$11,596
2017	$13,394	$13,722	$13,295
2018	$11,944	$13,003	$11,831
2019	$15,045	$17,036	$14,850
2020	$17,428	$20,595	$17,815
2021	$20,555	$25,880	$20,455
2022	$16,838	$20,908	$16,274
2023	$18,838	$26,335	$19,029
2024	$20,794	$32,605	$21,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	10.38%	6.69%	7.60%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$426,896,772
  # of Portfolio Holdings649
  Portfolio Turnover Rate55%
  Investment Advisory Fees Paid$3,815,758

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	1.1%
SM Energy Co.	0.9%
Cushman & Wakefield PLC	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MSA Safety, Inc.	0.9%
Performance Food Group Co.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Portland General Electric Co.	0.8%
Wintrust Financial Corp.	0.8%
Encompass Health Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.1)%
Short-Term Investments	5.1%
Common Stock	98.0%

Sector Allocation

Value	Value
Industrials	21.1%
Financials	18.2%
Information Technology	12.8%
Health Care	11.9%
Consumer Discretionary	10.3%
Real Estate	5.9%
Materials	5.2%
Consumer Staples	5.1%
Energy	4.2%
Utilities	1.8%
Communication Services	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(3.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio

92914G627-AR

Class I: IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$93	0.88%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in financials & consumer staples sectors contributed most to performance. Overweight allocations in Primo Brands (PRMB) & DT Mainstream (DTM) were top contributors.

↓ Top detractors from performance: Stock selection in industrials & health care sectors detracted. An overweight allocation in Willscot Holdings (WSC) & an underweight allocation to FTAI Aviation (FTAI) were top detractors.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,655	$10,048	$9,559
2016	$11,772	$11,328	$11,596
2017	$13,638	$13,722	$13,295
2018	$12,228	$13,003	$11,831
2019	$15,499	$17,036	$14,850
2020	$18,062	$20,595	$17,815
2021	$21,441	$25,880	$20,455
2022	$17,674	$20,908	$16,274
2023	$19,876	$26,335	$19,029
2024	$22,081	$32,605	$21,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	11.09%	7.33%	8.24%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$426,896,772
  # of Portfolio Holdings649
  Portfolio Turnover Rate55%
  Investment Advisory Fees Paid$3,815,758

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	1.1%
SM Energy Co.	0.9%
Cushman & Wakefield PLC	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MSA Safety, Inc.	0.9%
Performance Food Group Co.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Portland General Electric Co.	0.8%
Wintrust Financial Corp.	0.8%
Encompass Health Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.1)%
Short-Term Investments	5.1%
Common Stock	98.0%

Sector Allocation

Value	Value
Industrials	21.1%
Financials	18.2%
Information Technology	12.8%
Health Care	11.9%
Consumer Discretionary	10.3%
Real Estate	5.9%
Materials	5.2%
Consumer Staples	5.1%
Energy	4.2%
Utilities	1.8%
Communication Services	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(3.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio

92914F769-AR

Class R6: VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$93	0.88%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in financials & consumer staples sectors contributed most to performance. Overweight allocations in Primo Brands (PRMB) & DT Mainstream (DTM) were top contributors.

↓ Top detractors from performance: Stock selection in industrials & health care sectors detracted. An overweight allocation in Willscot Holdings (WSC) & an underweight allocation to FTAI Aviation (FTAI) were top detractors.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Index
5/3/2016	$10,000	$10,000	$10,000
2016	$12,104	$11,120	$12,225
2017	$14,024	$13,470	$14,016
2018	$12,574	$12,764	$12,473
2019	$15,941	$16,723	$15,656
2020	$18,568	$20,217	$18,781
2021	$22,035	$25,404	$21,564
2022	$18,168	$20,524	$17,156
2023	$20,436	$25,852	$20,061
2024	$22,706	$32,006	$22,375

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	11.11%	7.33%	9.93%
Russell 3000® Index	23.81%	13.86%	14.38%
Russell 2000® Index	11.54%	7.40%	9.75%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$426,896,772
  # of Portfolio Holdings649
  Portfolio Turnover Rate55%
  Investment Advisory Fees Paid$3,815,758

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	1.1%
SM Energy Co.	0.9%
Cushman & Wakefield PLC	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MSA Safety, Inc.	0.9%
Performance Food Group Co.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Portland General Electric Co.	0.8%
Wintrust Financial Corp.	0.8%
Encompass Health Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.1)%
Short-Term Investments	5.1%
Common Stock	98.0%

Sector Allocation

Value	Value
Industrials	21.1%
Financials	18.2%
Information Technology	12.8%
Health Care	11.9%
Consumer Discretionary	10.3%
Real Estate	5.9%
Materials	5.2%
Consumer Staples	5.1%
Energy	4.2%
Utilities	1.8%
Communication Services	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(3.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio

92914G387-AR

Class S: IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$119	1.13%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in financials & consumer staples sectors contributed most to performance. Overweight allocations in Primo Brands (PRMB) & DT Mainstream (DTM) were top contributors.

↓ Top detractors from performance: Stock selection in industrials & health care sectors detracted. An overweight allocation in Willscot Holdings (WSC) & an underweight allocation to FTAI Aviation (FTAI) were top detractors.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,632	$10,048	$9,559
2016	$11,712	$11,328	$11,596
2017	$13,534	$13,722	$13,295
2018	$12,109	$13,003	$11,831
2019	$15,305	$17,036	$14,850
2020	$17,800	$20,595	$17,815
2021	$21,060	$25,880	$20,455
2022	$17,319	$20,908	$16,274
2023	$19,443	$26,335	$19,029
2024	$21,531	$32,605	$21,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	10.74%	7.07%	7.97%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$426,896,772
  # of Portfolio Holdings649
  Portfolio Turnover Rate55%
  Investment Advisory Fees Paid$3,815,758

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	1.1%
SM Energy Co.	0.9%
Cushman & Wakefield PLC	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MSA Safety, Inc.	0.9%
Performance Food Group Co.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Portland General Electric Co.	0.8%
Wintrust Financial Corp.	0.8%
Encompass Health Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.1)%
Short-Term Investments	5.1%
Common Stock	98.0%

Sector Allocation

Value	Value
Industrials	21.1%
Financials	18.2%
Information Technology	12.8%
Health Care	11.9%
Consumer Discretionary	10.3%
Real Estate	5.9%
Materials	5.2%
Consumer Staples	5.1%
Energy	4.2%
Utilities	1.8%
Communication Services	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(3.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio

92914F777-AR

Class S2: IJSTX

VY® JPMorgan Small Cap Core Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$135	1.28%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in financials & consumer staples sectors contributed most to performance. Overweight allocations in Primo Brands (PRMB) & DT Mainstream (DTM) were top contributors.

↓ Top detractors from performance: Stock selection in industrials & health care sectors detracted. An overweight allocation in Willscot Holdings (WSC) & an underweight allocation to FTAI Aviation (FTAI) were top detractors.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,613	$10,048	$9,559
2016	$11,670	$11,328	$11,596
2017	$13,470	$13,722	$13,295
2018	$12,036	$13,003	$11,831
2019	$15,190	$17,036	$14,850
2020	$17,631	$20,595	$17,815
2021	$20,835	$25,880	$20,455
2022	$17,113	$20,908	$16,274
2023	$19,167	$26,335	$19,029
2024	$21,199	$32,605	$21,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	10.60%	6.89%	7.80%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$426,896,772
  # of Portfolio Holdings649
  Portfolio Turnover Rate55%
  Investment Advisory Fees Paid$3,815,758

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	1.1%
SM Energy Co.	0.9%
Cushman & Wakefield PLC	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MSA Safety, Inc.	0.9%
Performance Food Group Co.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Portland General Electric Co.	0.8%
Wintrust Financial Corp.	0.8%
Encompass Health Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.1)%
Short-Term Investments	5.1%
Common Stock	98.0%

Sector Allocation

Value	Value
Industrials	21.1%
Financials	18.2%
Information Technology	12.8%
Health Care	11.9%
Consumer Discretionary	10.3%
Real Estate	5.9%
Materials	5.2%
Consumer Staples	5.1%
Energy	4.2%
Utilities	1.8%
Communication Services	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(3.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJSTX

VY® JPMorgan Small Cap Core Equity Portfolio

92914F751-AR

Class ADV: IGFAX

VY® Morgan Stanley Global Franchise Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$163	1.56%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: The Fund benefited from the financials overweight & not owning the low quality, cyclical sectors, specifically materials, energy & real estate. The largest contributors to absolute performance were primarily IT & financials names: SAP, Visa, Microsoft, & Intercontinental Exchange. Consumer Discretionary name Booking Holdings also contributed.

↓ Top detractors from performance: Relative underperformance was largely due to stock selection in IT & consumer staples. Within IT, the Fund's return didn’t match the substantial IT index return, given the Fund’s skew toward software & services which make up ~90% of the Fund’s IT exposure. The ‘Magnificent Seven’ also had impact: the Fund owns Microsoft & Alphabet, but the strategy’s high-quality bar & strict valuation discipline preclude owning the other five, which cost the Fund over 500 basis points of relative performance (half attributable to Nvidia). Within Staples, weakness was primarily down to Pernod Ricard, L’Oréal, Constellation Brands & Reckitt Benckiser.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	MSCI World Index℠
2014	$10,000	$10,000	$10,000
2015	$10,595	$9,764	$9,913
2016	$11,119	$10,531	$10,657
2017	$13,950	$13,056	$13,045
2018	$13,661	$11,827	$11,909
2019	$17,608	$14,973	$15,204
2020	$19,875	$17,407	$17,621
2021	$24,100	$20,634	$21,466
2022	$19,785	$16,845	$17,572
2023	$22,855	$20,585	$21,752
2024	$24,753	$24,185	$25,813

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	8.31%	7.05%	9.49%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
MSCI World Index℠	18.67%	11.17%	9.95%

Effective with this report, the Adviser changed the primary benchmark from the MSCI World IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$285,654,877
  # of Portfolio Holdings39
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$2,933,664

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.7%
SAP SE	7.2%
Visa, Inc. - Class A	6.6%
L'Oreal SA	4.1%
Accenture PLC - Class A	4.1%
Aon PLC - Class A	4.0%
Procter & Gamble Co.	3.3%
Abbott Laboratories	3.2%
Becton Dickinson and Co.	3.1%
Coca-Cola Co.	3.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	5.1%
Ireland	5.5%
Germany	7.2%
France	7.9%
United States	72.5%

Sector Allocation

Value	Value
Information Technology	32.1%
Consumer Staples	17.8%
Health Care	15.3%
Financials	14.1%
Industrials	10.1%
Consumer Discretionary	5.9%
Communication Services	2.9%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGFAX

VY® Morgan Stanley Global Franchise Portfolio

92914E887-AR

Class R6: VPRDX

VY® Morgan Stanley Global Franchise Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$100	0.96%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: The Fund benefited from the financials overweight & not owning the low quality, cyclical sectors, specifically materials, energy & real estate. The largest contributors to absolute performance were primarily IT & financials names: SAP, Visa, Microsoft, & Intercontinental Exchange. Consumer Discretionary name Booking Holdings also contributed.

↓ Top detractors from performance: Relative underperformance was largely due to stock selection in IT & consumer staples. Within IT, the Fund's return didn’t match the substantial IT index return, given the Fund’s skew toward software & services which make up ~90% of the Fund’s IT exposure. The ‘Magnificent Seven’ also had impact: the Fund owns Microsoft & Alphabet, but the strategy’s high-quality bar & strict valuation discipline preclude owning the other five, which cost the Fund over 500 basis points of relative performance (half attributable to Nvidia). Within Staples, weakness was primarily down to Pernod Ricard, L’Oréal, Constellation Brands & Reckitt Benckiser.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	MSCI World Index℠
5/3/2016	$10,000	$10,000	$10,000
2016	$10,146	$10,505	$10,696
2017	$12,800	$13,023	$13,092
2018	$12,606	$11,798	$11,952
2019	$16,354	$14,936	$15,259
2020	$18,570	$17,363	$17,685
2021	$22,657	$20,582	$21,544
2022	$18,707	$16,803	$17,636
2023	$21,755	$20,534	$21,831
2024	$23,686	$24,125	$25,906

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	8.88%	7.69%	10.47%
MSCI All Country World Index℠	17.49%	10.06%	10.84%
MSCI World Index℠	18.67%	11.17%	11.62%

Effective with this report, the Adviser changed the primary benchmark from the MSCI World IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$285,654,877
  # of Portfolio Holdings39
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$2,933,664

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.7%
SAP SE	7.2%
Visa, Inc. - Class A	6.6%
L'Oreal SA	4.1%
Accenture PLC - Class A	4.1%
Aon PLC - Class A	4.0%
Procter & Gamble Co.	3.3%
Abbott Laboratories	3.2%
Becton Dickinson and Co.	3.1%
Coca-Cola Co.	3.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	5.1%
Ireland	5.5%
Germany	7.2%
France	7.9%
United States	72.5%

Sector Allocation

Value	Value
Information Technology	32.1%
Consumer Staples	17.8%
Health Care	15.3%
Financials	14.1%
Industrials	10.1%
Consumer Discretionary	5.9%
Communication Services	2.9%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VPRDX

VY® Morgan Stanley Global Franchise Portfolio

92914G379-AR

Class S: IVGTX

VY® Morgan Stanley Global Franchise Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$126	1.21%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: The Fund benefited from the financials overweight & not owning the low quality, cyclical sectors, specifically materials, energy & real estate. The largest contributors to absolute performance were primarily IT & financials names: SAP, Visa, Microsoft, & Intercontinental Exchange. Consumer Discretionary name Booking Holdings also contributed.

↓ Top detractors from performance: Relative underperformance was largely due to stock selection in IT & consumer staples. Within IT, the Fund's return didn’t match the substantial IT index return, given the Fund’s skew toward software & services which make up ~90% of the Fund’s IT exposure. The ‘Magnificent Seven’ also had impact: the Fund owns Microsoft & Alphabet, but the strategy’s high-quality bar & strict valuation discipline preclude owning the other five, which cost the Fund over 500 basis points of relative performance (half attributable to Nvidia). Within Staples, weakness was primarily down to Pernod Ricard, L’Oréal, Constellation Brands & Reckitt Benckiser.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	MSCI World Index℠
2014	$10,000	$10,000	$10,000
2015	$10,637	$9,764	$9,913
2016	$11,201	$10,531	$10,657
2017	$14,092	$13,056	$13,045
2018	$13,854	$11,827	$11,909
2019	$17,919	$14,973	$15,204
2020	$20,298	$17,407	$17,621
2021	$24,694	$20,634	$21,466
2022	$20,353	$16,845	$17,572
2023	$23,590	$20,585	$21,752
2024	$25,635	$24,185	$25,813

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	8.67%	7.43%	9.87%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
MSCI World Index℠	18.67%	11.17%	9.95%

Effective with this report, the Adviser changed the primary benchmark from the MSCI World IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$285,654,877
  # of Portfolio Holdings39
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$2,933,664

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.7%
SAP SE	7.2%
Visa, Inc. - Class A	6.6%
L'Oreal SA	4.1%
Accenture PLC - Class A	4.1%
Aon PLC - Class A	4.0%
Procter & Gamble Co.	3.3%
Abbott Laboratories	3.2%
Becton Dickinson and Co.	3.1%
Coca-Cola Co.	3.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	5.1%
Ireland	5.5%
Germany	7.2%
France	7.9%
United States	72.5%

Sector Allocation

Value	Value
Information Technology	32.1%
Consumer Staples	17.8%
Health Care	15.3%
Financials	14.1%
Industrials	10.1%
Consumer Discretionary	5.9%
Communication Services	2.9%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVGTX

VY® Morgan Stanley Global Franchise Portfolio

92914G494-AR

Class S2: IGFSX

VY® Morgan Stanley Global Franchise Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$142	1.36%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: The Fund benefited from the financials overweight & not owning the low quality, cyclical sectors, specifically materials, energy & real estate. The largest contributors to absolute performance were primarily IT & financials names: SAP, Visa, Microsoft, & Intercontinental Exchange. Consumer Discretionary name Booking Holdings also contributed.

↓ Top detractors from performance: Relative underperformance was largely due to stock selection in IT & consumer staples. Within IT, the Fund's return didn’t match the substantial IT index return, given the Fund’s skew toward software & services which make up ~90% of the Fund’s IT exposure. The ‘Magnificent Seven’ also had impact: the Fund owns Microsoft & Alphabet, but the strategy’s high-quality bar & strict valuation discipline preclude owning the other five, which cost the Fund over 500 basis points of relative performance (half attributable to Nvidia). Within Staples, weakness was primarily down to Pernod Ricard, L’Oréal, Constellation Brands & Reckitt Benckiser.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	MSCI World Index℠
2014	$10,000	$10,000	$10,000
2015	$10,617	$9,764	$9,913
2016	$11,165	$10,531	$10,657
2017	$14,033	$13,056	$13,045
2018	$13,769	$11,827	$11,909
2019	$17,782	$14,973	$15,204
2020	$20,105	$17,407	$17,621
2021	$24,433	$20,634	$21,466
2022	$20,104	$16,845	$17,572
2023	$23,281	$20,585	$21,752
2024	$25,244	$24,185	$25,813

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	8.43%	7.26%	9.70%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
MSCI World Index℠	18.67%	11.17%	9.95%

Effective with this report, the Adviser changed the primary benchmark from the MSCI World IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$285,654,877
  # of Portfolio Holdings39
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$2,933,664

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.7%
SAP SE	7.2%
Visa, Inc. - Class A	6.6%
L'Oreal SA	4.1%
Accenture PLC - Class A	4.1%
Aon PLC - Class A	4.0%
Procter & Gamble Co.	3.3%
Abbott Laboratories	3.2%
Becton Dickinson and Co.	3.1%
Coca-Cola Co.	3.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	5.1%
Ireland	5.5%
Germany	7.2%
France	7.9%
United States	72.5%

Sector Allocation

Value	Value
Information Technology	32.1%
Consumer Staples	17.8%
Health Care	15.3%
Financials	14.1%
Industrials	10.1%
Consumer Discretionary	5.9%
Communication Services	2.9%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IGFSX

VY® Morgan Stanley Global Franchise Portfolio

92914G486-AR

Class ADV: ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$132	1.24%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index.

↑ Top contributors to performance: The fixed income securities posted a positive return & outpaced its benchmark, the Bloomberg U.S. Aggregate Bond Index. The overall fixed income weight increased compared with the beginning of the year. The consumer staples sector contributed to relative performance due to an underweight position. The materials sector also aided relative results due to an underweight allocation & stock selection. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: Within equities, the health care sector detracted from relative returns due to an overweight allocation. The information technology sector also weighed on relative returns due to stock selection. An underweight allocation to NVIDIA detracted. An overweight allocation to the industrials & business services sector also hindered relative returns.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,486	$9,764	$10,055	$10,138	$10,015	$10,113
2016	$11,288	$10,531	$10,321	$11,351	$10,320	$10,971
2017	$12,949	$13,056	$10,687	$13,828	$10,733	$12,551
2018	$12,963	$11,827	$10,688	$13,223	$10,688	$12,235
2019	$16,072	$14,973	$11,620	$17,386	$11,726	$15,005
2020	$18,891	$17,407	$12,493	$20,586	$12,773	$17,301
2021	$22,287	$20,634	$12,300	$26,496	$12,550	$20,028
2022	$19,507	$16,845	$10,700	$21,697	$10,845	$16,823
2023	$23,050	$20,585	$11,291	$27,401	$11,466	$19,811
2024	$25,842	$24,185	$11,433	$34,257	$11,601	$22,785

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	12.11%	9.96%	9.96%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	15.01%	8.71%	8.58%

Effective with this report, the Adviser changed the primary benchmark from the  S&P 500®  Index and Bloomberg U.S. Government/Credit Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500®  Index and Bloomberg U.S. Government/Credit Index as additional benchmarks that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$6,597,330,862
  # of Portfolio Holdings244
  Portfolio Turnover Rate84%
  Investment Advisory Fees Paid$49,597,103

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.125%, 10/31/29	8.2%
Microsoft Corp.	5.2%
United States Treasury Notes, 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson and Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.6%
Asset-Backed Securities	0.1%
Preferred Stock	0.9%
Bank Loans	8.9%
Corporate Bonds/Notes	10.5%
U.S. Treasury Obligations	14.5%
Common Stock	60.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G619-AR

Class I: ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$68	0.64%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index.

↑ Top contributors to performance: The fixed income securities posted a positive return & outpaced its benchmark, the Bloomberg U.S. Aggregate Bond Index. The overall fixed income weight increased compared with the beginning of the year. The consumer staples sector contributed to relative performance due to an underweight position. The materials sector also aided relative results due to an underweight allocation & stock selection. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: Within equities, the health care sector detracted from relative returns due to an overweight allocation. The information technology sector also weighed on relative returns due to stock selection. An underweight allocation to NVIDIA detracted. An overweight allocation to the industrials & business services sector also hindered relative returns.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,547	$9,764	$10,055	$10,138	$10,015	$10,113
2016	$11,424	$10,531	$10,321	$11,351	$10,320	$10,971
2017	$13,181	$13,056	$10,687	$13,828	$10,733	$12,551
2018	$13,278	$11,827	$10,688	$13,223	$10,688	$12,235
2019	$16,559	$14,973	$11,620	$17,386	$11,726	$15,005
2020	$19,585	$17,407	$12,493	$20,586	$12,773	$17,301
2021	$23,242	$20,634	$12,300	$26,496	$12,550	$20,028
2022	$20,463	$16,845	$10,700	$21,697	$10,845	$16,823
2023	$24,334	$20,585	$11,291	$27,401	$11,466	$19,811
2024	$27,435	$24,185	$11,433	$34,257	$11,601	$22,785

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.75%	10.62%	10.62%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	15.01%	8.71%	8.58%

Effective with this report, the Adviser changed the primary benchmark from the  S&P 500®  Index and Bloomberg U.S. Government/Credit Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500®  Index and Bloomberg U.S. Government/Credit Index as additional benchmarks that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$6,597,330,862
  # of Portfolio Holdings244
  Portfolio Turnover Rate84%
  Investment Advisory Fees Paid$49,597,103

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.125%, 10/31/29	8.2%
Microsoft Corp.	5.2%
United States Treasury Notes, 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson and Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.6%
Asset-Backed Securities	0.1%
Preferred Stock	0.9%
Bank Loans	8.9%
Corporate Bonds/Notes	10.5%
U.S. Treasury Obligations	14.5%
Common Stock	60.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G791-AR

Class R6: VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$68	0.64%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index.

↑ Top contributors to performance: The fixed income securities posted a positive return & outpaced its benchmark, the Bloomberg U.S. Aggregate Bond Index. The overall fixed income weight increased compared with the beginning of the year. The consumer staples sector contributed to relative performance due to an underweight position. The materials sector also aided relative results due to an underweight allocation & stock selection. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: Within equities, the health care sector detracted from relative returns due to an overweight allocation. The information technology sector also weighed on relative returns due to stock selection. An underweight allocation to NVIDIA detracted. An overweight allocation to the industrials & business services sector also hindered relative returns.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500 Index / 40% Bloomberg U.S. Government/Credit Bond Index
5/3/2016	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,478	$10,505	$9,918	$11,014	$9,905	$10,565
2017	$12,098	$13,023	$10,269	$13,418	$10,301	$12,087
2018	$12,183	$11,798	$10,270	$12,831	$10,258	$11,783
2019	$15,197	$14,936	$11,166	$16,871	$11,254	$14,450
2020	$17,973	$17,363	$12,004	$19,975	$12,259	$16,661
2021	$21,326	$20,582	$11,819	$25,710	$12,044	$19,287
2022	$18,777	$16,803	$10,282	$21,054	$10,409	$16,201
2023	$22,327	$20,534	$10,850	$26,589	$11,004	$19,078
2024	$25,179	$24,125	$10,986	$33,241	$11,134	$21,942

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	12.78%	10.63%	11.25%
MSCI All Country World Index℠	17.49%	10.06%	10.84%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.09%
S&P 500® Index	25.02%	14.53%	14.88%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.25%
60% S&P 500 Index / 40% Bloomberg U.S. Government/Credit Bond Index	15.01%	8.71%	9.50%

Effective with this report, the Adviser changed the primary benchmark from the  S&P 500®  Index and Bloomberg U.S. Government/Credit Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500®  Index and Bloomberg U.S. Government/Credit Index as additional benchmarks that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$6,597,330,862
  # of Portfolio Holdings244
  Portfolio Turnover Rate84%
  Investment Advisory Fees Paid$49,597,103

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.125%, 10/31/29	8.2%
Microsoft Corp.	5.2%
United States Treasury Notes, 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson and Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.6%
Asset-Backed Securities	0.1%
Preferred Stock	0.9%
Bank Loans	8.9%
Corporate Bonds/Notes	10.5%
U.S. Treasury Obligations	14.5%
Common Stock	60.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G361-AR

Class S: ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$95	0.89%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index.

↑ Top contributors to performance: The fixed income securities posted a positive return & outpaced its benchmark, the Bloomberg U.S. Aggregate Bond Index. The overall fixed income weight increased compared with the beginning of the year. The consumer staples sector contributed to relative performance due to an underweight position. The materials sector also aided relative results due to an underweight allocation & stock selection. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: Within equities, the health care sector detracted from relative returns due to an overweight allocation. The information technology sector also weighed on relative returns due to stock selection. An underweight allocation to NVIDIA detracted. An overweight allocation to the industrials & business services sector also hindered relative returns.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,518	$9,764	$10,055	$10,138	$10,015	$10,113
2016	$11,365	$10,531	$10,321	$11,351	$10,320	$10,971
2017	$13,080	$13,056	$10,687	$13,828	$10,733	$12,551
2018	$13,148	$11,827	$10,688	$13,223	$10,688	$12,235
2019	$16,350	$14,973	$11,620	$17,386	$11,726	$15,005
2020	$19,289	$17,407	$12,493	$20,586	$12,773	$17,301
2021	$22,838	$20,634	$12,300	$26,496	$12,550	$20,028
2022	$20,056	$16,845	$10,700	$21,697	$10,845	$16,823
2023	$23,786	$20,585	$11,291	$27,401	$11,466	$19,811
2024	$26,757	$24,185	$11,433	$34,257	$11,601	$22,785

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	12.49%	10.35%	10.34%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	15.01%	8.71%	8.58%

Effective with this report, the Adviser changed the primary benchmark from the  S&P 500®  Index and Bloomberg U.S. Government/Credit Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500®  Index and Bloomberg U.S. Government/Credit Index as additional benchmarks that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$6,597,330,862
  # of Portfolio Holdings244
  Portfolio Turnover Rate84%
  Investment Advisory Fees Paid$49,597,103

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.125%, 10/31/29	8.2%
Microsoft Corp.	5.2%
United States Treasury Notes, 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson and Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.6%
Asset-Backed Securities	0.1%
Preferred Stock	0.9%
Bank Loans	8.9%
Corporate Bonds/Notes	10.5%
U.S. Treasury Obligations	14.5%
Common Stock	60.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G692-AR

Class S2: ITCTX

VY® T. Rowe Price Capital Appreciation Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$111	1.04%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index.

↑ Top contributors to performance: The fixed income securities posted a positive return & outpaced its benchmark, the Bloomberg U.S. Aggregate Bond Index. The overall fixed income weight increased compared with the beginning of the year. The consumer staples sector contributed to relative performance due to an underweight position. The materials sector also aided relative results due to an underweight allocation & stock selection. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: Within equities, the health care sector detracted from relative returns due to an overweight allocation. The information technology sector also weighed on relative returns due to stock selection. An underweight allocation to NVIDIA detracted. An overweight allocation to the industrials & business services sector also hindered relative returns.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,506	$9,764	$10,055	$10,138	$10,015	$10,113
2016	$11,331	$10,531	$10,321	$11,351	$10,320	$10,971
2017	$13,027	$13,056	$10,687	$13,828	$10,733	$12,551
2018	$13,069	$11,827	$10,688	$13,223	$10,688	$12,235
2019	$16,230	$14,973	$11,620	$17,386	$11,726	$15,005
2020	$19,122	$17,407	$12,493	$20,586	$12,773	$17,301
2021	$22,601	$20,634	$12,300	$26,496	$12,550	$20,028
2022	$19,822	$16,845	$10,700	$21,697	$10,845	$16,823
2023	$23,474	$20,585	$11,291	$27,401	$11,466	$19,811
2024	$26,357	$24,185	$11,433	$34,257	$11,601	$22,785

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	12.29%	10.18%	10.18%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	15.01%	8.71%	8.58%

Effective with this report, the Adviser changed the primary benchmark from the  S&P 500®  Index and Bloomberg U.S. Government/Credit Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500®  Index and Bloomberg U.S. Government/Credit Index as additional benchmarks that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$6,597,330,862
  # of Portfolio Holdings244
  Portfolio Turnover Rate84%
  Investment Advisory Fees Paid$49,597,103

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.125%, 10/31/29	8.2%
Microsoft Corp.	5.2%
United States Treasury Notes, 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson and Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.6%
Asset-Backed Securities	0.1%
Preferred Stock	0.9%
Bank Loans	8.9%
Corporate Bonds/Notes	10.5%
U.S. Treasury Obligations	14.5%
Common Stock	60.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITCTX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G858-AR

Class ADV: ITEAX

VY® T. Rowe Price Equity Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$128	1.21%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value.

↑ Top contributors to performance: The materials sector was a significant contributor, due to favorable stock selection. Favorable stock choices in the consumer staples sector also aided relative performance. Individual key contributors included International Paper Company & Philip Morris International.

↓ Top detractors from performance: Health care was the notable detractor from relative returns, owing to stock selection & individual detractor, Elevance Health. Unfavorable stock selection in the industrials and business services sector also detracted from relative performance. The information technology sector also hindered relative performance due to unfavorable stock choices, including Samsung Electronics.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,276	$10,048	$9,617	$10,138
2016	$10,973	$11,328	$11,285	$11,351
2017	$12,716	$13,722	$12,826	$13,828
2018	$11,484	$13,003	$11,765	$13,223
2019	$14,462	$17,036	$14,888	$17,386
2020	$14,555	$20,595	$15,305	$20,586
2021	$18,189	$25,880	$19,155	$26,496
2022	$17,489	$20,908	$17,711	$21,697
2023	$19,052	$26,335	$19,741	$27,401
2024	$21,174	$32,605	$22,578	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	11.13%	7.92%	7.79%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$338,303,000
  # of Portfolio Holdings127
  Portfolio Turnover Rate21%
  Investment Advisory Fees Paid$2,101,101

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
Southern Co.	2.0%
Qualcomm, Inc.	1.9%
Chubb Ltd.	1.8%
General Electric Co.	1.8%
TotalEnergies SE	1.8%
American International Group, Inc.	1.8%
Charles Schwab Corp.	1.8%
Elevance Health, Inc.	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.9%
Preferred Stock	1.1%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	23.3%
Health Care	14.9%
Industrials	13.4%
Energy	9.4%
Information Technology	8.9%
Consumer Staples	8.4%
Utilities	6.4%
Real Estate	3.9%
Communication Services	3.8%
Materials	3.5%
Consumer Discretionary	3.2%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ITEAX

VY® T. Rowe Price Equity Income Portfolio

92914G650-AR

Class I: ITEIX

VY® T. Rowe Price Equity Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$65	0.61%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value.

↑ Top contributors to performance: The materials sector was a significant contributor, due to favorable stock selection. Favorable stock choices in the consumer staples sector also aided relative performance. Individual key contributors included International Paper Company & Philip Morris International.

↓ Top detractors from performance: Health care was the notable detractor from relative returns, owing to stock selection & individual detractor, Elevance Health. Unfavorable stock selection in the industrials and business services sector also detracted from relative performance. The information technology sector also hindered relative performance due to unfavorable stock choices, including Samsung Electronics.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,335	$10,048	$9,617	$10,138
2016	$11,116	$11,328	$11,285	$11,351
2017	$12,947	$13,722	$12,826	$13,828
2018	$11,769	$13,003	$11,765	$13,223
2019	$14,907	$17,036	$14,888	$17,386
2020	$15,097	$20,595	$15,305	$20,586
2021	$18,971	$25,880	$19,155	$26,496
2022	$18,361	$20,908	$17,711	$21,697
2023	$20,118	$26,335	$19,741	$27,401
2024	$22,482	$32,605	$22,578	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	11.75%	8.56%	8.44%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$338,303,000
  # of Portfolio Holdings127
  Portfolio Turnover Rate21%
  Investment Advisory Fees Paid$2,101,101

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
Southern Co.	2.0%
Qualcomm, Inc.	1.9%
Chubb Ltd.	1.8%
General Electric Co.	1.8%
TotalEnergies SE	1.8%
American International Group, Inc.	1.8%
Charles Schwab Corp.	1.8%
Elevance Health, Inc.	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.9%
Preferred Stock	1.1%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	23.3%
Health Care	14.9%
Industrials	13.4%
Energy	9.4%
Information Technology	8.9%
Consumer Staples	8.4%
Utilities	6.4%
Real Estate	3.9%
Communication Services	3.8%
Materials	3.5%
Consumer Discretionary	3.2%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ITEIX

VY® T. Rowe Price Equity Income Portfolio

92914G528-AR

Class S: IRPSX

VY® T. Rowe Price Equity Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$91	0.86%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value.

↑ Top contributors to performance: The materials sector was a significant contributor, due to favorable stock selection. Favorable stock choices in the consumer staples sector also aided relative performance. Individual key contributors included International Paper Company & Philip Morris International.

↓ Top detractors from performance: Health care was the notable detractor from relative returns, owing to stock selection & individual detractor, Elevance Health. Unfavorable stock selection in the industrials and business services sector also detracted from relative performance. The information technology sector also hindered relative performance due to unfavorable stock choices, including Samsung Electronics.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,310	$10,048	$9,617	$10,138
2016	$11,058	$11,328	$11,285	$11,351
2017	$12,853	$13,722	$12,826	$13,828
2018	$11,655	$13,003	$11,765	$13,223
2019	$14,734	$17,036	$14,888	$17,386
2020	$14,874	$20,595	$15,305	$20,586
2021	$18,633	$25,880	$19,155	$26,496
2022	$17,997	$20,908	$17,711	$21,697
2023	$19,676	$26,335	$19,741	$27,401
2024	$21,929	$32,605	$22,578	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	11.45%	8.28%	8.17%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$338,303,000
  # of Portfolio Holdings127
  Portfolio Turnover Rate21%
  Investment Advisory Fees Paid$2,101,101

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
Southern Co.	2.0%
Qualcomm, Inc.	1.9%
Chubb Ltd.	1.8%
General Electric Co.	1.8%
TotalEnergies SE	1.8%
American International Group, Inc.	1.8%
Charles Schwab Corp.	1.8%
Elevance Health, Inc.	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.9%
Preferred Stock	1.1%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	23.3%
Health Care	14.9%
Industrials	13.4%
Energy	9.4%
Information Technology	8.9%
Consumer Staples	8.4%
Utilities	6.4%
Real Estate	3.9%
Communication Services	3.8%
Materials	3.5%
Consumer Discretionary	3.2%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRPSX

VY® T. Rowe Price Equity Income Portfolio

92914G478-AR

Class S2: ITETX

VY® T. Rowe Price Equity Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$107	1.01%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value.

↑ Top contributors to performance: The materials sector was a significant contributor, due to favorable stock selection. Favorable stock choices in the consumer staples sector also aided relative performance. Individual key contributors included International Paper Company & Philip Morris International.

↓ Top detractors from performance: Health care was the notable detractor from relative returns, owing to stock selection & individual detractor, Elevance Health. Unfavorable stock selection in the industrials and business services sector also detracted from relative performance. The information technology sector also hindered relative performance due to unfavorable stock choices, including Samsung Electronics.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,292	$10,048	$9,617	$10,138
2016	$11,019	$11,328	$11,285	$11,351
2017	$12,791	$13,722	$12,826	$13,828
2018	$11,582	$13,003	$11,765	$13,223
2019	$14,608	$17,036	$14,888	$17,386
2020	$14,732	$20,595	$15,305	$20,586
2021	$18,438	$25,880	$19,155	$26,496
2022	$17,780	$20,908	$17,711	$21,697
2023	$19,400	$26,335	$19,741	$27,401
2024	$21,601	$32,605	$22,578	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	11.34%	8.14%	8.01%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$338,303,000
  # of Portfolio Holdings127
  Portfolio Turnover Rate21%
  Investment Advisory Fees Paid$2,101,101

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
Southern Co.	2.0%
Qualcomm, Inc.	1.9%
Chubb Ltd.	1.8%
General Electric Co.	1.8%
TotalEnergies SE	1.8%
American International Group, Inc.	1.8%
Charles Schwab Corp.	1.8%
Elevance Health, Inc.	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.9%
Preferred Stock	1.1%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	23.3%
Health Care	14.9%
Industrials	13.4%
Energy	9.4%
Information Technology	8.9%
Consumer Staples	8.4%
Utilities	6.4%
Real Estate	3.9%
Communication Services	3.8%
Materials	3.5%
Consumer Discretionary	3.2%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITETX

VY® T. Rowe Price Equity Income Portfolio

92914G593-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Christopher P. Sullivan are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal year ended December 31, 2024 and December 31, 2023.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $581,150 for the year ended December 31, 2024 and $568,681 for the year ended December 31, 2023.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of each respective audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended December 31, 2024 and $0 for the year ended December 31, 2023.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $135,228 for the year ended December 31, 2024 and $106,316 for the year ended December 31, 2023. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended December 31, 2024 and $0 for the year ended December 31, 2023.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.            Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.            Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.            Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.            Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.            Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.            Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.       Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.            Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.            Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 16, 2023

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:            January 1, 2024 to December 31, 2024

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended December 31, 2024 and December 31, 2023; and (ii) the aggregate non-audit fees billed and paid to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2024	2023
Voya Investors Trust	$135,228	$106,316
Voya Investments, LLC (1)	$15,784,141	$17,183,452

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

December 31, 2024

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Government Liquid Assets Portfolio	■	VY® Morgan Stanley Global Franchise Portfolio
■	VY® CBRE Global Real Estate Portfolio	■	VY® T. Rowe Price Capital Appreciation Portfolio
■	VY® Invesco Growth and Income Portfolio	■	VY® T. Rowe Price Equity Income Portfolio
■	VY® JPMorgan Emerging Markets Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios ﬁle their complete schedule of portfolio holdings with the SEC for the ﬁrst and third quarters of each ﬁscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Liquid Assets Portfolio does not ﬁle on Form N-PORT.

The Voya Government Liquid Assets Portfolio ﬁles its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Government Liquid Assets Portfolio, VY® CBRE Global Real Estate Portfolio, VY® Invesco Growth and Income Portfolio, VY® JPMorgan Emerging Markets Equity Portfolio, VY® Morgan Stanley Global Franchise Portfolio, VY® T. Rowe Price Capital Appreciation Portfolio and VY® T. Rowe Price Equity Income Portfolio and the Board of Trustees of Voya Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Government Liquid Assets Portfolio, VY® CBRE Global Real Estate Portfolio, VY® Invesco Growth and Income Portfolio, VY® JPMorgan Emerging Markets Equity Portfolio, VY® Morgan Stanley Global Franchise Portfolio, VY® T. Rowe Price Capital Appreciation Portfolio and VY® T. Rowe Price Equity Income Portfolio (collectively referred to as the “Portfolios”) (seven of the portfolios constituting Voya Investors Trust (the “Trust”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the ﬁve years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (seven of the portfolios constituting Voya Investors Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the ﬁve years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

1

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$–	$166,091,924	$151,177,942	$254,788,186
Short-term investments at fair value†	–	6,316,635	3,172,236	1,167,325
Short-term investments at amortized cost	979,151,283	–	–	–
Repurchase agreements	157,204,000	–	–	–
Cash	14,560	–	–	–
Foreign currencies at value‡	–	–	56,414	645,320
Receivables:
Investment securities and currencies sold	78,148,493	336,455	–	2,066,177
Fund shares sold	275,193	1,476,241	25,314	2,732,267
Dividends	184,995	622,784	172,073	641,623
Interest	1,145,197	–	–	–
Foreign tax reclaims	–	207,738	27,979	73,963
Unrealized appreciation on forward foreign currency contracts	–	–	98,428	–
Prepaid expenses	–	1,073	–	–
Reimbursement due from Investment Adviser	–	23,403	–	13,546
Other assets	23,948	14,135	26,438	28,333
Total assets	1,216,147,669	175,090,388	154,756,824	262,156,740

LIABILITIES:
Payable for investment securities and currencies purchased	105,472,108	672,910	–	722,765
Payable for fund shares redeemed	540,844	8,683	85,661	49,702
Payable upon receipt of securities loaned	–	5,607,488	–	–
Unrealized depreciation on forward foreign currency contracts	–	140	22,400	–
Payable for uniﬁed fees	271,082	–	77,973	277,393
Payable for investment management fees	–	130,037	–	–
Payable for distribution and shareholder service fees	315,130	16,405	25,264	53,994
Payable to trustees under the deferred compensation plan (Note 6)	23,948	14,135	26,438	28,333
Payable for trustee fees	2,693	442	–	–
Payable for foreign capital gains tax	–	–	–	300,954
Other accrued expenses and liabilities	–	62,942	–	–
Total liabilities	106,625,805	6,513,182	237,736	1,433,141
NET ASSETS	$1,109,521,864	$168,577,206	$154,519,088	$260,723,599

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,109,511,474	$151,926,669	$94,035,578	$234,787,763
Total distributable earnings	10,390	16,650,537	60,483,510	25,935,836
NET ASSETS	$1,109,521,864	$168,577,206	$154,519,088	$260,723,599

+ Including securities loaned at value	$—	$5,385,282	$—	$—
* Cost of investments in securities	$—	$147,759,671	$122,062,933	$215,416,641
† Cost of short-term investments	$—	$6,316,635	$3,172,236	$1,167,325
‡ Cost of foreign currencies	$—	$—	$56,553	$646,480

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
Net assets	n/a	$9,269,667	$14,584,829	$33,343,908
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	955,828	670,066	2,942,320
Net asset value and redemption price per share	n/a	$9.70	$21.77	$11.33

Class I
Net assets	$82,795,145	$105,217,269	$51,796,928	$59,049,689
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	82,790,515	10,525,909	2,342,902	4,644,427
Net asset value and redemption price per share	$1.00	$10.00	$22.11	$12.71

Class S
Net assets	$251,573,045	$53,674,797	$85,921,681	$164,115,703
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	251,558,613	5,390,475	3,809,168	13,147,044
Net asset value and redemption price per share	$1.00	$9.96	$22.56	$12.48

Class S2
Net assets	$775,153,674	$415,473	$2,215,650	$4,214,299
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	775,110,070	41,272	99,809	346,106
Net asset value and redemption price per share	$1.00	$10.07	$22.20	$12.18

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
ASSETS:
Investments in securities at fair value+*	$280,613,770	$6,293,695,228	$335,396,573
Short-term investments at fair value†	2,730,377	336,954,144	3,023,552
Cash	–	16,676,062	2,279,196
Foreign currencies at value‡	1,352,443	2,944,395	15
Receivables:
Investment securities sold	–	23,117,806	–
Fund shares sold	813,025	1,184,273	326,859
Dividends	318,452	3,344,779	623,363
Interest	–	21,211,721	2,406
Foreign tax reclaims	157,467	524,536	297,232
Other assets	19,713	291,218	46,015
Total assets	286,005,247	6,699,944,162	341,995,211

LIABILITIES:
Payable for investment securities purchased	–	59,669,282	–
Payable for fund shares redeemed	–	1,466,671	456,931
Payable upon receipt of securities loaned	–	24,103,494	2,922,054
Payable for unified fees	237,063	3,603,903	179,348
Payable for distribution and shareholder service fees	93,594	1,458,071	87,863
Payable to trustees under the deferred compensation plan (Note 6)	19,713	291,218	46,015
Written options, at fair value^	–	12,020,661	–
Total liabilities	350,370	102,613,300	3,692,211
NET ASSETS	$285,654,877	$6,597,330,862	$338,303,000

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$174,213,220	$5,044,164,742	$235,862,795
Total distributable earnings	111,441,657	1,553,166,120	102,440,205
NET ASSETS	$285,654,877	$6,597,330,862	$338,303,000

+ Including securities loaned at value	$—	$23,358,169	$2,835,396
* Cost of investments in securities	$213,406,264	$5,689,454,887	$263,107,033
† Cost of short-term investments	$2,730,377	$336,954,144	$3,023,552
‡ Cost of foreign currencies	$1,372,898	$3,083,142	$55
^ Premiums received on written options	$—	$14,096,997	$—

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
Class ADV
Net assets	$93,354,491	$2,029,776,328	$59,423,769
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	6,815,619	76,894,815	5,884,573
Net asset value and redemption price per share	$13.70	$26.40	$10.10

Class I
Net assets	n/a	$1,896,043,652	$64,365,739
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	67,166,199	6,145,892
Net asset value and redemption price per share	n/a	$28.23	$10.47

Class R6
Net assets	$1,207,279	$693,686,789	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	77,796	24,549,732	n/a
Net asset value and redemption price per share	$15.52	$28.26	n/a

Class S
Net assets	$164,470,102	$1,962,100,081	$138,782,234
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	10,544,781	69,412,175	12,980,362
Net asset value and redemption price per share	$15.60	$28.27	$10.69

Class S2
Net assets	$26,623,005	$15,724,012	$75,731,258
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,734,426	568,498	7,374,545
Net asset value and redemption price per share	$15.35	$27.66	$10.27

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$590,927	$6,706,172	$6,828,111	$6,528,056
Interest	55,250,399	87	51	—
Securities lending income, net	—	12,296	3,115	11,541
Other	5,224	860	1,804	1,409
Total investment income	55,846,550	6,719,415	6,833,081	6,541,006
EXPENSES:
Investment management fees	—	1,589,946	—	—
Unified fees	2,963,103	—	1,999,908	3,541,773
Distribution and shareholder service fees:
Class ADV	—	58,832	89,583	214,937
Class S	662,348	142,483	587,389	453,614
Class S2	2,931,516	2,336	60,261	18,967
Transfer agent fees:
Class ADV	—	11,078	—	—
Class I	—	123,549	—	—
Class S	—	64,379	—	—
Class S2	—	658	—	—
Shareholder reporting expense	—	6,416	—	—
Professional fees	—	10,818	—	—
Custody and accounting expense	—	56,871	—	—
Trustee fees and expenses	47,411	4,419	22,662	16,780
Miscellaneous expense	—	12,924	—	—
Interest expense	—	905	4,669	1,668
Total expenses	6,604,378	2,085,614	2,764,472	4,247,739
Waived and reimbursed fees	—	(304,970)	(94,444)	(185,144)
Net expenses	6,604,378	1,780,644	2,670,028	4,062,595
Net investment income	49,242,172	4,938,771	4,163,053	2,478,411
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	593,775	4,601,448	72,535,439	15,453,960
Forward foreign currency contracts	—	11,605	124,613	—
Foreign currency related transactions	—	(60,012)	(5,210)	11,602
Net realized gain	593,775	4,553,041	72,654,842	15,465,562
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	—	(8,674,306)	(32,182,351)	(11,218,851)
Forward foreign currency contracts	—	(118)	165,639	—
Foreign currency related transactions	—	(8,544)	(4,408)	(6,564)
Net change in unrealized appreciation (depreciation)	—	(8,682,968)	(32,021,120)	(11,225,415)
Net realized and unrealized gain (loss)	593,775	(4,129,927)	40,633,722	4,240,147
Increase in net assets resulting from operations	$49,835,947	$808,844	$44,796,775	$6,718,558

* Foreign taxes withheld	$—	$260,177	$71,465	$774,904
^ Foreign capital gains taxes withheld	$—	$—	$—	$957,517
# Change in foreign capital gains taxes accrued	$—	$—	$—	$711,991

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,731,506	$72,143,156	$8,551,163
Interest, net of foreign taxes withheld*	9,115	156,563,016	101,061
Securities lending income, net	1,762	240,183	88,443
Other	1,527	39,867	1,668
Total investment income	4,743,910	228,986,222	8,742,335
EXPENSES:
Unified fees	3,013,501	49,597,103	2,205,020
Distribution and shareholder service fees:
Class ADV	606,024	11,693,830	360,715
Class S	442,236	8,291,602	357,345
Class S2	110,761	177,450	312,625
Trustee fees and expenses	18,963	467,194	20,381
Total expenses	4,191,485	70,227,179	3,256,086
Waived and reimbursed fees	(79,837)	—	(103,919)
Net expenses	4,111,648	70,227,179	3,152,167
Net investment income	632,262	158,759,043	5,590,168
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	44,609,617	994,001,379	31,020,655
Foreign currency related transactions	(17,760)	4,316	(4,651)
Written options	—	(93,498)	—
Net realized gain	44,591,857	993,912,197	31,016,004
Net change in unrealized appreciation (depreciation) on:
Investments	(19,542,731)	(242,935,205)	546,595
Foreign currency related transactions	(32,624)	(154,023)	(758)
Written options	—	(5,115,397)	—
Net change in unrealized appreciation (depreciation)	(19,575,355)	(248,204,625)	545,837
Net realized and unrealized gain	25,016,502	745,707,572	31,561,841
Increase in net assets resulting from operations	$25,648,764	$904,466,615	$37,152,009
* Foreign taxes withheld	$110,109	$802,975	$183,908

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Liquid Assets Portfolio		VY® CBRE Global Real Estate Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$49,242,172	$45,000,362	$4,938,771	$4,289,100
Net realized gain (loss)	593,775	53,236	4,553,041	(3,718,331)
Net change in unrealized appreciation (depreciation)	—	—	(8,682,968)	19,463,954
Increase in net assets resulting from operations	49,835,947	45,053,598	808,844	20,034,723

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(251,119)	(251,950)
Class I	(3,921,362)	(3,650,543)	(3,405,382)	(3,273,877)
Class S	(12,451,264)	(13,597,510)	(1,628,509)	(1,704,362)
Class S2	(33,275,574)	(27,752,309)	(18,458)	(18,087)
Total distributions	(49,648,200)	(45,000,362)	(5,303,468)	(5,248,276)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	248,477,126	247,135,641	16,209,791	32,343,004
Reinvestment of distributions	49,648,200	45,000,362	5,303,468	5,248,276
	298,125,326	292,136,003	21,513,259	37,591,280
Cost of shares redeemed	(243,287,123)	(246,963,743)	(30,261,508)	(36,127,562)
Net increase (decrease) in net assets resulting from capital share transactions	54,838,203	45,172,260	(8,748,249)	1,463,718
Net increase (decrease) in net assets	55,025,950	45,225,496	(13,242,873)	16,250,165

NET ASSETS:
Beginning of year or period	1,054,495,914	1,009,270,418	181,820,079	165,569,914
End of year or period	$1,109,521,864	$1,054,495,914	$168,577,206	$181,820,079

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Growth and Income Portfolio		VY® JPMorgan Emerging Markets Equity Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$4,163,053	$5,309,726	$2,478,411	$920,539
Net realized gain (loss)	72,654,842	40,311,386	15,465,562	(4,155,616)
Net change in unrealized appreciation (depreciation)	(32,021,120)	(1,914,817)	(11,225,415)	21,951,246
Increase in net assets resulting from operations	44,796,775	43,706,295	6,718,558	18,716,169

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,761,980)	(1,237,242)	(196,559)	(580,846)
Class I	(6,092,532)	(3,846,288)	(645,875)	(1,166,409)
Class S	(34,200,462)	(25,881,580)	(1,450,582)	(3,380,473)
Class S2	(2,493,192)	(1,705,679)	(30,232)	(87,595)
Total distributions	(44,548,166)	(32,670,789)	(2,323,248)	(5,215,323)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,937,761	11,702,617	13,931,217	18,016,753
Reinvestment of distributions	44,548,166	32,670,789	2,323,248	5,215,323
	53,485,927	44,373,406	16,254,465	23,232,076
Cost of shares redeemed	(281,316,719)	(71,879,691)	(55,481,571)	(50,100,439)
Net decrease in net assets resulting from capital share transactions	(227,830,792)	(27,506,285)	(39,227,106)	(26,868,363)
Net decrease in net assets	(227,582,183)	(16,470,779)	(34,831,796)	(13,367,517)

NET ASSETS:
Beginning of year or period	382,101,271	398,572,050	295,555,395	308,922,912
End of year or period	$154,519,088	$382,101,271	$260,723,599	$295,555,395

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Morgan Stanley Global Franchise Portfolio		VY® T. Rowe Price Capital Appreciation Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$632,262	$1,346,434	$158,759,043	$169,443,846
Net realized gain	44,591,857	28,793,480	993,912,197	61,587,734
Net change in unrealized appreciation (depreciation)	(19,575,355)	16,829,002	(248,204,625)	1,083,539,413
Increase in net assets resulting from operations	25,648,764	46,968,916	904,466,615	1,314,570,993
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(10,535,284)	(9,149,843)	(53,426,721)	(192,154,436)
Class I	—	—	(76,780,124)	(194,300,449)
Class R6	(149,091)	(127,232)	(28,410,634)	(69,715,154)
Class S	(16,796,477)	(15,257,667)	(105,205,665)	(453,336,682)
Class S2	(2,625,784)	(2,291,475)	(1,328,094)	(6,949,364)
Total distributions	(30,106,636)	(26,826,217)	(265,151,238)	(916,456,085)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,963,013	3,993,310	321,959,059	287,603,915
Reinvestment of distributions	30,106,636	26,826,217	265,151,238	916,456,085
	35,069,649	30,819,527	587,110,297	1,204,060,000
Cost of shares redeemed	(63,590,037)	(51,013,496)	(2,759,658,670)	(843,359,570)
Net increase (decrease) in net assets resulting from capital share transactions	(28,520,388)	(20,193,969)	(2,172,548,373)	360,700,430
Net increase (decrease) in net assets	(32,978,260)	(51,270)	(1,533,232,996)	758,815,338

NET ASSETS:
Beginning of year or period	318,633,137	318,684,407	8,130,563,858	7,371,748,520
End of year or period	$285,654,877	$318,633,137	$6,597,330,862	$8,130,563,858

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Equity Income Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$5,590,168	$6,354,086
Net realized gain	31,016,004	16,326,567
Net change in unrealized appreciation (depreciation)	545,837	5,868,723
Increase in net assets resulting from operations	37,152,009	28,549,376
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(3,867,250)	(4,559,298)
Class I	(4,369,681)	(4,910,460)
Class S	(9,011,238)	(10,576,103)
Class S2	(4,961,261)	(5,774,659)
Total distributions	(22,209,430)	(25,820,520)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,736,878	10,273,195
Reinvestment of distributions	22,209,430	25,820,520
	32,946,308	36,093,715
Cost of shares redeemed	(42,596,783)	(51,551,951)
Net decrease in net assets resulting from capital share transactions	(9,650,475)	(15,458,236)
Net increase (decrease) in net assets	5,292,104	(12,729,380)
NET ASSETS:
Beginning of year or period	333,010,896	345,740,276
End of year or period	$338,303,000	$333,010,896

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)

Voya Government Liquid Assets Portfolio
Class I
12-31-24	1.00	0.05	•	—	0.05	0.05		0.00	*	—	0.05		—	1.00	5.03	0.28	0.28	0.28	4.91		82,795	—
12-31-23	1.00	0.05	•	0.00 *	0.05	0.05		—		—	0.05		—	1.00	4.93	0.28	0.28	0.28	4.82		75,141	—
12-31-22	1.00	0.02	•	0.00 *	0.02	0.02		—		—	0.02		—	1.00	1.51	0.28	0.24	0.24	1.65		77,571	—
12-31-21	1.00	—	•	0.00 *	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.03	0.28	0.05	0.05	0.00	*	50,337	—
12-31-20	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.30	0.28	0.17	0.17	0.23		64,002	—
Class S
12-31-24	1.00	0.05	•	—	0.05	0.05		0.00	*	—	0.05		—	1.00	4.77	0.53	0.53	0.53	4.66		251,573	—
12-31-23	1.00	0.05	•	0.00 *	0.05	0.05		—		—	0.05		—	1.00	4.68	0.53	0.53	0.53	4.56		280,488	—
12-31-22	1.00	0.01	•	0.00 *	0.01	0.01		—		—	0.01		—	1.00	1.34	0.53	0.40	0.40	1.34		322,096	—
12-31-21	1.00	—	•	0.00 *	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.03	0.53	0.05	0.05	0.00	*	320,548	—
12-31-20	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.24	0.53	0.21	0.21	0.17		375,267	—
Class S2
12-31-24	1.00	0.05	•	—	0.05	0.05		0.00	*	—	0.05		—	1.00	4.61	0.68	0.68	0.68	4.50		775,154	—
12-31-23	1.00	0.04	•	0.00 *	0.04	0.04		—		—	0.04		—	1.00	4.52	0.68	0.68	0.68	4.44		698,867	—
12-31-22	1.00	0.01	•	0.00 *	0.01	0.01		—		—	0.01		—	1.00	1.24	0.68	0.52	0.52	1.37		609,604	—
12-31-21	1.00	—	•	0.00 *	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.03	0.68	0.05	0.05	0.00	*	437,744	—
12-31-20	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.21	0.68	0.23	0.23	0.13		527,457	—
VY® CBRE Global Real Estate Portfolio
Class ADV
12-31-24	9.98	0.23	•	(0.25)	(0.02)	0.26		—		—	0.26		—	9.70	(0.24)	1.66	1.49	1.49	2.30		9,270	80
12-31-23	9.13	0.19	•	0.89	1.08	0.13		0.10		—	0.23		—	9.98	11.97	1.69	1.47	1.47	2.01		10,511	95
12-31-22	13.38	0.17	•	(3.54)	(3.37)	0.29		0.59		—	0.88		—	9.13	(25.39)	1.68	1.47	1.47	1.55		10,401	91
12-31-21	10.26	0.17	•	3.24	3.41	0.29		—		—	0.29		—	13.38	33.56	1.66	1.47	1.47	1.48		16,348	74
12-31-20	12.77	0.15	•	(1.11)	(0.96)	0.60		0.95		—	1.55		—	10.26	(5.37)	1.68	1.47	1.47	1.47		14,367	97
Class I
12-31-24	10.28	0.30	•	(0.26)	0.04	0.32		—		—	0.32		—	10.00	0.38	1.06	0.89	0.89	2.91		105,217	80
12-31-23	9.41	0.25	•	0.92	1.17	0.20		0.10		—	0.30		—	10.28	12.59	1.09	0.87	0.87	2.65		109,276	95
12-31-22	13.79	0.24	•	(3.65)	(3.41)	0.38		0.59		—	0.97		—	9.41	(24.95)	1.08	0.87	0.87	2.19		92,596	91
12-31-21	10.55	0.25	•	3.35	3.60	0.36		—		—	0.36		—	13.79	34.47	1.06	0.87	0.87	2.09		122,954	74
12-31-20	13.11	0.28		(1.21)	(0.93)	0.68		0.95		—	1.63		—	10.55	(4.83)	1.08	0.87	0.87	2.09		96,799	97
Class S
12-31-24	10.24	0.27	•	(0.26)	0.01	0.29		—		—	0.29		—	9.96	0.12	1.31	1.14	1.14	2.65		53,675	80
12-31-23	9.37	0.22	•	0.92	1.14	0.17		0.10		—	0.27		—	10.24	12.33	1.34	1.12	1.12	2.36		61,362	95
12-31-22	13.72	0.21	•	(3.63)	(3.42)	0.34		0.59		—	0.93		—	9.37	(25.12)	1.33	1.12	1.12	1.90		61,861	91
12-31-21	10.50	0.22	•	3.33	3.55	0.33		—		—	0.33		—	13.72	34.14	1.31	1.12	1.12	1.83		94,359	74
12-31-20	13.04	0.22		(1.16)	(0.94)	0.65		0.95		—	1.60		—	10.50	(5.04)	1.33	1.12	1.12	1.85		81,568	97
Class S2
12-31-24	10.35	0.25	•	(0.25)	0.00 *	0.28		—		—	0.28		—	10.07	(0.02)	1.46	1.29	1.29	2.48		415	80
12-31-23	9.47	0.21	•	0.92	1.13	0.15		0.10		—	0.25		—	10.35	12.11	1.49	1.27	1.27	2.21		670	95
12-31-22	13.86	0.20	•	(3.67)	(3.47)	0.33		0.59		—	0.92		—	9.47	(25.25)	1.48	1.27	1.27	1.77		712	91
12-31-21	10.61	0.21	•	3.35	3.56	0.31		—		—	0.31		—	13.86	33.90	1.46	1.27	1.27	1.70		1,016	74
12-31-20	13.15	0.20		(1.17)	(0.97)	0.62		0.95		—	1.57		—	10.61	(5.19)	1.48	1.27	1.27	1.76		796	97
VY® Invesco Growth and Income Portfolio
Class ADV
12-31-24	21.32	0.20	•	3.02	3.22	0.24		2.53		—	2.77		—	21.77	15.74	1.24	1.21	1.21	0.90		14,585	22
12-31-23	20.75	0.21	•	2.16	2.37	0.31		1.49		—	1.80		—	21.32	11.93	1.24	1.21	1.21	1.04		14,598	28
12-31-22	26.21	0.23	•	(2.16)	(1.93)	0.25		3.28		—	3.53		—	20.75	(6.16)	1.24	1.21	1.21	1.00		16,239	18

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® Invesco Growth and Income Portfolio (continued)
Class ADV (continued)
12-31-21	20.62	0.18	•	5.67	5.85	0.26	—	—	0.26	—	26.21	28.50	1.24	1.21	1.21	0.75	18,354	30
12-31-20	22.73	0.32		(0.32)	0.00 *	0.35	1.76	—	2.11	—	20.62	2.55	1.24	1.24	1.24	1.45	15,543	32
Class I
12-31-24	21.62	0.34	•	3.06	3.40	0.38	2.53	—	2.91	—	22.11	16.43	0.64	0.61	0.61	1.51	51,797	22
12-31-23	21.04	0.34	•	2.19	2.53	0.46	1.49	—	1.95	—	21.62	12.62	0.64	0.61	0.61	1.64	46,049	28
12-31-22	26.54	0.37	•	(2.19)	(1.82)	0.40	3.28	—	3.68	—	21.04	(5.59)	0.64	0.61	0.61	1.62	42,132	18
12-31-21	20.86	0.33	•	5.73	6.06	0.38	—	—	0.38	—	26.54	29.21	0.64	0.61	0.61	1.35	41,488	30
12-31-20	23.01	0.39	•	(0.28)	0.11	0.50	1.76	—	2.26	—	20.86	3.22	0.64	0.64	0.64	2.05	30,672	32
Class S
12-31-24	22.00	0.30	•	3.11	3.41	0.32	2.53	—	2.85	—	22.56	16.15	0.89	0.86	0.86	1.32	85,922	22
12-31-23	21.37	0.29	•	2.23	2.52	0.40	1.49	—	1.89	—	22.00	12.34	0.89	0.86	0.86	1.39	301,058	28
12-31-22	26.88	0.32	•	(2.22)	(1.90)	0.33	3.28	—	3.61	—	21.37	(5.84)	0.89	0.86	0.86	1.36	319,719	18
12-31-21	21.12	0.27	•	5.82	6.09	0.33	—	—	0.33	—	26.88	28.97	0.89	0.86	0.86	1.10	367,120	30
12-31-20	23.25	0.39		(0.33)	0.06	0.43	1.76	—	2.19	—	21.12	2.90	0.89	0.89	0.89	1.81	317,890	32
Class S2
12-31-24	21.70	0.27	•	3.05	3.32	0.29	2.53	—	2.82	—	22.20	15.95	1.04	1.01	1.01	1.19	2,216	22
12-31-23	21.10	0.26	•	2.19	2.45	0.36	1.49	—	1.85	—	21.70	12.17	1.04	1.01	1.01	1.24	20,396	28
12-31-22	26.57	0.28	•	(2.19)	(1.91)	0.28	3.28	—	3.56	—	21.10	(5.99)	1.04	1.01	1.01	1.20	20,482	18
12-31-21	20.88	0.23	•	5.76	5.99	0.30	—	—	0.30	—	26.57	28.78	1.04	1.01	1.01	0.95	24,924	30
12-31-20	23.00	0.34		(0.30)	0.04	0.40	1.76	—	2.16	—	20.88	2.77	1.04	1.04	1.04	1.66	24,035	32
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
12-31-24	11.20	0.06	•	0.13	0.19	0.06	—	—	0.06	—	11.33	1.69	1.86	1.79	1.79	0.52	33,344	35
12-31-23	10.72	(0.01	)•	0.66	0.65	0.17	—	—	0.17	—	11.20	6.02	1.85	1.81	1.81	(0.06)	36,809	29
12-31-22	21.50	(0.03	)•	(5.71)	(5.74)	—	5.04	—	5.04	—	10.72	(26.35)	1.86	1.86	1.86	(0.25)	37,190	18
12-31-21	25.92	(0.25	)•	(2.19)	(2.44)	—	1.98	—	1.98	—	21.50	(10.30)	1.86	1.86	1.86	(1.01)	54,012	25
12-31-20	21.02	(0.17)		6.57	6.40	0.01	1.49	—	1.50	—	25.92	32.71	1.85	1.85	1.85	(0.80)	58,266	22
Class I
12-31-24	12.55	0.14	•	0.16	0.30	0.14	—	—	0.14	—	12.71	2.30	1.26	1.19	1.19	1.12	59,050	35
12-31-23	11.99	0.06	•	0.74	0.80	0.24	—	—	0.24	—	12.55	6.64	1.25	1.21	1.21	0.49	62,596	29
12-31-22	23.10	0.05	•	(6.12)	(6.07)	—	5.04	—	5.04	—	11.99	(25.89)	1.26	1.26	1.26	0.36	60,063	18
12-31-21	27.55	(0.11	)•	(2.36)	(2.47)	—	1.98	—	1.98	—	23.10	(9.78)	1.26	1.26	1.26	(0.40)	80,785	25
12-31-20	22.24	(0.04)		6.98	6.94	0.14	1.49	—	1.63	—	27.55	33.52	1.25	1.25	1.25	(0.20)	94,067	22
Class S
12-31-24	12.32	0.11	•	0.15	0.26	0.10	—	—	0.10	—	12.48	2.08	1.51	1.44	1.44	0.87	164,116	35
12-31-23	11.77	0.04	•	0.72	0.76	0.21	—	—	0.21	—	12.32	6.38	1.50	1.46	1.46	0.31	191,201	29
12-31-22	22.86	0.01	•	(6.06)	(6.05)	—	5.04	—	5.04	—	11.77	(26.11)	1.51	1.51	1.51	0.10	205,544	18
12-31-21	27.35	(0.17	)•	(2.34)	(2.51)	—	1.98	—	1.98	—	22.86	(10.00)	1.51	1.51	1.51	(0.64)	320,977	25
12-31-20	22.08	(0.10	)•	6.94	6.84	0.08	1.49	—	1.57	—	27.35	33.23	1.50	1.50	1.50	(0.45)	411,371	22
Class S2
12-31-24	12.02	0.09	•	0.15	0.24	0.08	—	—	0.08	—	12.18	1.95	1.66	1.59	1.59	0.72	4,214	35
12-31-23	11.48	0.03	•	0.69	0.72	0.18	—	—	0.18	—	12.02	6.25	1.65	1.61	1.61	0.23	4,950	29
12-31-22	22.50	(0.01	)•	(5.97)	(5.98)	—	5.04	—	5.04	—	11.48	(26.23)	1.66	1.66	1.66	(0.06)	6,126	18
12-31-21	26.98	(0.20	)•	(2.30)	(2.50)	—	1.98	—	1.98	—	22.50	(10.11)	1.66	1.66	1.66	(0.79)	10,071	25
12-31-20	21.80	(0.13	)•	6.85	6.72	0.05	1.49	—	1.54	—	26.98	33.03	1.65	1.65	1.65	(0.60)	13,424	22
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
12-31-24	14.14	(0.00	)*•	1.11	1.11	0.04	1.51	—	1.55	—	13.70	8.31	1.59	1.56	1.56	(0.02)	93,354	32

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® Morgan Stanley Global Franchise Portfolio (continued)
Class ADV (continued)
12-31-23	13.36	0.03	•	2.01	2.04	0.03	1.23	—	1.26	—	14.14	15.52	1.58	1.56	1.56	0.20	104,981	15
12-31-22	18.19	0.02	•	(3.31)	(3.29)	0.05	1.49	—	1.54	—	13.36	(17.90)	1.58	1.55	1.55	0.16	103,692	14
12-31-21	16.52	0.03	•	3.34	3.37	0.09	1.61	—	1.70	—	18.19	21.26	1.57	1.54	1.54	0.18	138,475	11
12-31-20	16.06	0.06		1.86	1.92	0.09	1.37	—	1.46	—	16.52	12.87	1.57	1.54	1.54	0.40	120,606	16
Class R6
12-31-24	15.83	0.09	•	1.24	1.33	0.13	1.51	—	1.64	—	15.52	8.88	0.99	0.96	0.96	0.59	1,207	32
12-31-23	14.81	0.12	•	2.26	2.38	0.13	1.23	—	1.36	—	15.83	16.30	0.98	0.96	0.96	0.80	1,773	15
12-31-22	19.98	0.12	•	(3.64)	(3.52)	0.16	1.49	—	1.65	—	14.81	(17.43)	0.98	0.95	0.95	0.77	1,673	14
12-31-21	17.97	0.15	•	3.65	3.80	0.18	1.61	—	1.79	—	19.98	22.01	0.97	0.94	0.94	0.79	1,828	11
12-31-20	17.33	0.17	•	2.01	2.18	0.17	1.37	—	1.54	—	17.97	13.55	0.97	0.94	0.94	0.98	1,301	16
Class S
12-31-24	15.89	0.05	•	1.26	1.31	0.09	1.51	—	1.60	—	15.60	8.67	1.24	1.21	1.21	0.33	164,470	32
12-31-23	14.87	0.08	•	2.25	2.33	0.08	1.23	—	1.31	—	15.89	15.91	1.23	1.21	1.21	0.55	183,705	15
12-31-22	20.02	0.08	•	(3.64)	(3.56)	0.10	1.49	—	1.59	—	14.87	(17.58)	1.23	1.20	1.20	0.51	185,295	14
12-31-21	18.01	0.10	•	3.65	3.75	0.13	1.61	—	1.74	—	20.02	21.66	1.22	1.19	1.19	0.52	260,008	11
12-31-20	17.36	0.14		2.01	2.15	0.13	1.37	—	1.50	—	18.01	13.28	1.22	1.19	1.19	0.74	260,901	16
Class S2
12-31-24	15.67	0.03	•	1.23	1.26	0.07	1.51	—	1.58	—	15.35	8.43	1.39	1.36	1.36	0.18	26,623	32
12-31-23	14.67	0.06	•	2.22	2.28	0.05	1.23	—	1.28	—	15.67	15.80	1.38	1.36	1.36	0.39	28,173	15
12-31-22	19.77	0.06	•	(3.60)	(3.54)	0.07	1.49	—	1.56	—	14.67	(17.72)	1.38	1.35	1.35	0.36	28,024	14
12-31-21	17.80	0.07	•	3.61	3.68	0.10	1.61	—	1.71	—	19.77	21.53	1.37	1.34	1.34	0.37	40,135	11
12-31-20	17.18	0.11		1.98	2.09	0.10	1.37	—	1.47	—	17.80	13.06	1.37	1.34	1.34	0.60	38,585	16
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
12-31-24	24.19	0.43	•	2.49	2.92	0.37	0.34	—	0.71	—	26.40	12.11	1.24	1.24	1.24	1.69	2,029,776	84
12-31-23	23.00	0.44	•	3.58	4.02	0.14	2.69	—	2.83	—	24.19	18.16	1.24	1.24	1.24	1.86	1,826,729	75
12-31-22	30.88	0.25	•	(4.19)	(3.94)	0.26	3.68	—	3.94	—	23.00	(12.47)	1.24	1.24	1.24	0.95	1,586,695	90
12-31-21	29.91	0.14	•	4.98	5.12	0.16	3.99	—	4.15	—	30.88	17.97	1.24	1.24	1.24	0.47	1,891,868	58
12-31-20	27.98	0.20	•	4.33	4.53	0.29	2.31	—	2.60	—	29.91	17.54	1.24	1.24	1.24	0.71	1,555,873	98
Class I
12-31-24	26.09	0.64	•	2.68	3.32	0.84	0.34	—	1.18	—	28.23	12.75	0.64	0.64	0.64	2.29	1,896,044	84
12-31-23	24.83	0.63	•	3.90	4.53	0.58	2.69	—	3.27	—	26.09	18.92	0.64	0.64	0.64	2.46	1,712,529	75
12-31-22	32.96	0.44	•	(4.48)	(4.04)	0.41	3.68	—	4.09	—	24.83	(11.96)	0.64	0.64	0.64	1.57	1,447,933	90
12-31-21	31.64	0.35	•	5.29	5.64	0.33	3.99	—	4.32	—	32.96	18.67	0.64	0.64	0.64	1.07	1,553,598	58
12-31-20	29.41	0.38	•	4.61	4.99	0.45	2.31	—	2.76	—	31.64	18.28	0.64	0.64	0.64	1.31	1,280,224	98
Class R6
12-31-24	26.11	0.64	•	2.69	3.33	0.84	0.34	—	1.18	—	28.26	12.78	0.64	0.64	0.64	2.29	693,687	84
12-31-23	24.85	0.63	•	3.90	4.53	0.58	2.69	—	3.27	—	26.11	18.90	0.64	0.64	0.64	2.46	621,535	75
12-31-22	32.98	0.44	•	(4.48)	(4.04)	0.41	3.68	—	4.09	—	24.85	(11.96)	0.64	0.64	0.64	1.55	525,750	90
12-31-21	31.66	0.35	•	5.29	5.64	0.33	3.99	—	4.32	—	32.98	18.66	0.64	0.64	0.64	1.07	620,373	58
12-31-20	29.43	0.38	•	4.61	4.99	0.45	2.31	—	2.76	—	31.66	18.27	0.64	0.64	0.64	1.30	542,043	98
Class S
12-31-24	26.08	0.57	•	2.68	3.25	0.72	0.34	—	1.06	—	28.27	12.49	0.89	0.89	0.89	2.05	1,962,100	84
12-31-23	24.83	0.57	•	3.89	4.46	0.52	2.69	—	3.21	—	26.08	18.60	0.89	0.89	0.89	2.20	3,912,825	75
12-31-22	32.96	0.36	•	(4.47)	(4.11)	0.34	3.68	—	4.02	—	24.83	(12.18)	0.89	0.89	0.89	1.30	3,757,937	90
12-31-21	31.64	0.27	•	5.29	5.56	0.25	3.99	—	4.24	—	32.96	18.40	0.89	0.89	0.89	0.82	4,700,019	58
12-31-20	29.42	0.32		4.59	4.91	0.38	2.31	—	2.69	—	31.64	17.79	0.89	0.89	0.89	1.06	4,426,278	98

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® T. Rowe Price Capital Appreciation Portfolio (continued)
Class S2
12-31-24	25.64	0.51	•	2.63	3.14	0.78	0.34	—	1.12	—	27.66	12.29	1.04	1.04	1.04	1.91	15,724	84
12-31-23	24.55	0.52	•	3.84	4.36	0.58	2.69	—	3.27	—	25.64	18.42	1.04	1.04	1.04	2.05	56,946	75
12-31-22	32.63	0.32	•	(4.43)	(4.11)	0.29	3.68	—	3.97	—	24.55	(12.30)	1.04	1.04	1.04	1.14	53,434	90
12-31-21	31.37	0.22	•	5.23	5.45	0.20	3.99	—	4.19	—	32.63	18.19	1.04	1.04	1.04	0.67	71,364	58
12-31-20	29.19	0.28		4.54	4.82	0.33	2.31	—	2.64	—	31.37	17.82	1.04	1.04	1.04	0.91	70,966	98
VY® T. Rowe Price Equity Income Portfolio
Class ADV
12-31-24	9.70	0.14	•	0.94	1.08	0.16	0.52	—	0.68	—	10.10	11.13	1.24	1.21	1.21	1.31	59,424	21
12-31-23	9.64	0.15	•	0.68	0.83	0.16	0.61	—	0.77	—	9.70	8.94	1.24	1.21	1.21	1.63	57,865	16
12-31-22	11.48	0.16	•	(0.67)	(0.51)	0.17	1.16	—	1.33	—	9.64	(3.85)	1.24	1.21	1.21	1.57	60,127	18
12-31-21	9.46	0.12	•	2.23	2.35	0.14	0.19	—	0.33	—	11.48	24.97	1.24	1.21	1.21	1.12	58,287	19
12-31-20	9.97	0.17		(0.19)	(0.02)	0.37	0.12	—	0.49	—	9.46	0.64	1.24	1.21	1.21	1.87	47,110	25
Class I
12-31-24	10.03	0.20	•	0.97	1.17	0.21	0.52	—	0.73	—	10.47	11.75	0.64	0.61	0.61	1.91	64,366	21
12-31-23	9.94	0.22	•	0.70	0.92	0.22	0.61	—	0.83	—	10.03	9.57	0.64	0.61	0.61	2.23	61,929	16
12-31-22	11.78	0.23	•	(0.69)	(0.46)	0.22	1.16	—	1.38	—	9.94	(3.22)	0.64	0.61	0.61	2.14	67,596	18
12-31-21	9.70	0.19	•	2.29	2.48	0.21	0.19	—	0.40	—	11.78	25.66	0.64	0.61	0.61	1.71	73,572	19
12-31-20	10.27	0.23		(0.20)	0.03	0.48	0.12	—	0.60	—	9.70	1.27	0.64	0.61	0.61	2.47	77,346	25
Class S
12-31-24	10.23	0.18	•	0.99	1.17	0.19	0.52	—	0.71	—	10.69	11.45	0.89	0.86	0.86	1.66	138,782	21
12-31-23	10.12	0.20	•	0.71	0.91	0.19	0.61	—	0.80	—	10.23	9.33	0.89	0.86	0.86	1.98	137,827	16
12-31-22	11.96	0.21	•	(0.69)	(0.48)	0.20	1.16	—	1.36	—	10.12	(3.41)	0.89	0.86	0.86	1.88	141,080	18
12-31-21	9.85	0.17	•	2.31	2.48	0.18	0.19	—	0.37	—	11.96	25.27	0.89	0.86	0.86	1.47	158,847	19
12-31-20	10.31	0.22		(0.20)	0.02	0.36	0.12	—	0.48	—	9.85	0.95	0.89	0.86	0.86	2.22	141,486	25
Class S2
12-31-24	9.84	0.16	•	0.95	1.11	0.16	0.52	—	0.68	—	10.27	11.34	1.04	1.01	1.01	1.51	75,731	21
12-31-23	9.76	0.18	•	0.68	0.86	0.17	0.61	—	0.78	—	9.84	9.12	1.04	1.01	1.01	1.83	75,390	16
12-31-22	11.59	0.18	•	(0.67)	(0.49)	0.18	1.16	—	1.34	—	9.76	(3.57)	1.04	1.01	1.01	1.73	76,937	18
12-31-21	9.55	0.14	•	2.26	2.40	0.17	0.19	—	0.36	—	11.59	25.15	1.04	1.01	1.01	1.32	88,637	19
12-31-20	10.07	0.20		(0.20)	0.00 *	0.40	0.12	—	0.52	—	9.55	0.85	1.04	1.01	1.01	2.07	80,591	25

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The seven series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® CBRE Global Real Estate Portfolio (“CBRE Global Real Estate”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), and VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’

16

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

17

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. CBRE Global Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Government Liquid Assets. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

18

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign

(non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

19

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of December 31, 2024, the maximum amount of loss that Invesco Growth and Income would incur if its counterparties failed to perform would be $98,428 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of December 31, 2024. There was no cash collateral pledged by any counterparty at December 31, 2024 to any Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

20

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of December 31, 2024, CBRE Global Real Estate, Invesco Growth and Income and T. Rowe Price Capital Appreciation had a liability position of $140, $22,400 and $12,020,661, respectively, on open forward foreign currency contracts and open OTC written options. If a contingent feature would have been triggered as of December 31, 2024, each Portfolio could have been required to pay these amounts in cash to its counterparties. There was no cash collateral pledged by any Portfolio as of December 31, 2024.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the year ended December 31, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for CBRE Global Real Estate and Invesco Growth and Income for open forward foreign currency contracts at December 31, 2024.

	Buy	Sell
CBRE Global Real Estate	$219,885	$—
Invesco Growth and Income	8,333,347	17,212,102

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Portfolios did not enter into any futures contracts for the year ended December 31, 2024.

I. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure.

21

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the year ended December 31, 2024, T. Rowe Price Capital Appreciation had written equity options with an average notional value of $474,225,231 to generate income. Please refer to the tables within the Portfolio of Investments for open written equity options at December 31, 2024. T. Rowe Price Capital Appreciation had pledged securities fair valued at $6,769,709 for open written call options and these are footnoted within the Portfolio of Investments.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (”MRA“) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at December 31, 2024.

K. Securities Lending. Each Portfolio may temporarily loan up to 33 1⁄3% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions

22

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
CBRE Global Real Estate	$139,766,961	$149,826,656
Invesco Growth and Income	68,297,116	332,075,041
JPMorgan Emerging Markets Equity	98,643,142	141,718,316
Morgan Stanley Global Franchise	96,572,754	154,648,841
T. Rowe Price Capital Appreciation	4,253,023,690	6,421,626,376
T. Rowe Price Equity Income	71,704,149	97,514,252

U.S. government securities not included above were as follows:

	Purchases	Sales
T. Rowe Price Capital Appreciation	$1,973,206,720	$1,907,385,291

NOTE 4 — INVESTMENT MANAGEMENT FEES

CBRE Global Real Estate has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the

Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
CBRE Global Real Estate	0.90% on the first $250 million; 0.875% on the next $250 million; 0.80% on the amount in excess of $500 million

Effective May 1, 2024, the Board approved the expiration of the management fee waiver for CBRE Global Real Estate. Prior to May 1, 2024, the Investment Adviser was contractually obligated to waive 0.033% of the management fee for CBRE Global Real Estate. Any fees waived or reimbursed were not eligible for recoupment.

With the exception of CBRE Global Real Estate, the Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets	0.35% on the first $200 million;
0.30% on the next $300 million;
0.25% on the amount in excess of $500 million
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise	1.00% on the first $250 million;
0.90% on the next $250 million;
0.75% on the amount in excess of $500 million
Invesco Growth and Income	0.75% first $750 million;
T. Rowe Price Capital	0.70% on the next $1.25 billion;
Appreciation, and	0.65% on the next $1.5 billion;
T. Rowe Price Equity Income	0.60% on the amount in excess of $3.5 billion

23

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolios, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser is contractually obligated to waive 0.030%, 0.026% and 0.030% of the Unified Fee for Invesco Growth and Income, Morgan Stanley Global Franchise, and T. Rowe Price Equity Income, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.

The assets of Invesco Growth and Income, T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income are aggregated with those of VY® CBRE Real Estate Portfolio, which is not included in this report, to determine the Unified Fee applicable to the respective Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC*
CBRE Global Real Estate	CBRE Investment Management Listed Real Assets LLC
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively.

Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares.

Each Portfolio that offers Class ADV shares has a shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and Unified Fee, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero through May 1, 2025. There is no guarantee that the Portfolio will maintain such a yield. Unified Fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the year ended December 31, 2024, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero.

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of December 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	December 31,
	2025	2026	2027	Total
Government Liquid Assets	$405,964	$—	$—	$405,964

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Invesco Growth and Income	13.99%
	T. Rowe Price Equity Income	7.07
Voya Institutional Trust Company	Government Liquid Assets	71.73

24

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

	CBRE Global Real Estate	9.32
	Invesco Growth and Income	12.99
	JPMorgan Emerging Markets Equity	13.62
	Morgan Stanley Global Franchise	35.64
	T. Rowe Price Capital Appreciation	47.22
	T. Rowe Price Equity Income	40.47
Voya Retirement Insurance and Annuity Company	CBRE Global Real Estate	34.30
	Invesco Growth and Income	63.46
	JPMorgan Emerging Markets Equity	18.79
	T. Rowe Price Capital Appreciation	41.76
	T. Rowe Price Equity Income	42.66

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

CBRE Global Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2024, the per account fees for affiliated recordkeeping services paid by the Portfolio were $199,482.

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the year ended December 31, 2024, Invesco Growth and Income engaged in such transactions amounting to $211,673,947 of in-kind sales, resulting in a net realized gain of $44,992,642.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the below Portfolio, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class		Class	Class
Portfolio	ADV	Class I	S	S2
CBRE Global Real Estate	1.50%	0.90%	1.15%	1.30%

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has lowered the expense limits to the levels listed below for JPMorgan Emerging Markets Equity. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

	Class	Class	Class	Class
Portfolio	ADV	I	S	S2
JPMorgan Emerging Markets Equity	1.79%	1.19%	1.44%	1.59%

With the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

25

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

As of December 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	December 31,
	2025	2026	2027	Total
CBRE Global Real Estate	$338,144	$112,579	$86,190	$536,913

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of December 31, 2024, are as follows:

	December 31,
	2025	2026	2027	Total
CBRE Global Real Estate
Class ADV	$—	$12,357	$11,077	$23,434
Class I	—	121,188	123,549	244,737
Class S	—	72,851	64,375	137,226
Class S2	—	823	658	1,481

The Expense Limitation Agreement is contractual through May 1, 2025, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the year ended December 31, 2024:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
CBRE Global Real Estate	5	$1,029,200	6.33%
Invesco Growth and Income	3	8,850,000	6.33
JPMorgan Emerging Markets Equity	13	749,077	6.17

						Net increase		Proceeds from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Government Liquid Assets
Class I
12/31/2024	30,035,323	—	3,921,362	(26,315,715)	—	7,640,970	30,035,323	—	3,921,362	(26,315,715)	—	7,640,970
12/31/2023	25,792,071	—	3,650,543	(31,878,200)	—	(2,435,586)	25,792,071	—	3,650,543	(31,878,200)	—	(2,435,586)
Class S
12/31/2024	71,007,378	—	12,451,264	(112,421,469)	—	(28,962,827)	71,007,378	—	12,451,264	(112,421,469)	—	(28,962,827)
12/31/2023	52,083,030	—	13,597,510	(107,311,404)	—	(41,630,864)	52,083,031	—	13,597,510	(107,311,404)	—	(41,630,863)
Class S2
12/31/2024	147,434,425	—	33,275,574	(104,549,939)	—	76,160,060	147,434,425	—	33,275,574	(104,549,939)	—	76,160,060
12/31/2023	169,260,541	—	27,752,307	(107,774,139)	—	89,238,709	169,260,539	—	27,752,309	(107,774,139)	—	89,238,709
CBRE Global Real Estate
Class ADV
12/31/2024	47,810	—	25,756	(171,262)	—	(97,696)	473,508	—	251,119	(1,691,808)	—	(967,181)
12/31/2023	48,223	—	26,605	(160,362)	—	(85,534)	438,184	—	251,950	(1,489,081)	—	(798,947)
Class I
12/31/2024	1,206,164	—	339,858	(1,652,964)	—	(106,942)	12,192,702	—	3,405,382	(16,862,091)	—	(1,264,007)
12/31/2023	3,089,808	—	336,819	(2,636,213)	—	790,414	29,541,883	—	3,273,877	(24,771,924)	—	8,043,836

26

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

CBRE Global Real Estate (continued)
Class S
12/31/2024	340,360	—	162,851	(1,107,087)	—	(603,876)	3,453,110	—	1,628,509	(11,335,192)	—	(6,253,573)
12/31/2023	248,065	—	175,707	(1,033,002)	—	(609,230)	2,336,340	—	1,704,362	(9,725,314)	—	(5,684,612)
Class S2
12/31/2024	9,069	—	1,824	(34,388)	—	(23,495)	90,471	—	18,458	(372,417)	—	(263,488)
12/31/2023	2,855	—	1,844	(15,144)	—	(10,445)	26,597	—	18,087	(141,243)	—	(96,559)
Invesco Growth and Income
Class ADV
12/31/2024	27,408	—	84,956	(126,933)	—	(14,569)	615,296	—	1,761,980	(2,801,642)	—	(424,366)
12/31/2023	37,635	—	61,402	(196,924)	—	(97,887)	803,840	—	1,237,242	(4,063,282)	—	(2,022,200)
Class I
12/31/2024	157,001	—	289,982	(233,762)	—	213,221	3,517,247	—	6,092,532	(5,217,938)	—	4,391,841
12/31/2023	208,877	—	188,729	(270,076)	—	127,530	4,389,335	—	3,846,288	(5,531,923)	—	2,703,700
Class S
12/31/2024	195,870	—	1,593,684	(11,663,071)	—	(9,873,517)	4,534,578	—	34,200,462	(252,786,253)	—	(214,051,213)
12/31/2023	270,062	—	1,246,704	(2,792,165)	—	(1,275,399)	5,658,591	—	25,881,580	(59,074,305)	—	(27,534,134)
Class S2
12/31/2024	11,815	—	117,937	(969,806)	—	(840,054)	270,640	—	2,493,192	(20,510,886)	—	(17,747,054)
12/31/2023	41,505	—	83,244	(155,442)	—	(30,693)	850,851	—	1,705,679	(3,210,181)	—	(653,651)
JPMorgan Emerging Markets Equity
Class ADV
12/31/2024	157,374	—	16,353	(518,912)	—	(345,185)	1,795,986	—	196,559	(5,973,176)	—	(3,980,631)
12/31/2023	312,573	—	50,552	(545,350)	—	(182,225)	3,553,522	—	580,846	(5,976,791)	—	(1,842,423)
Class I
12/31/2024	322,957	—	48,020	(715,185)	—	(344,208)	4,150,973	—	645,875	(9,148,251)	—	(4,351,403)
12/31/2023	687,068	—	90,842	(799,813)	—	(21,903)	8,373,983	—	1,166,409	(9,946,469)	—	(406,077)
Class S
12/31/2024	621,718	—	109,726	(3,102,906)	—	(2,371,462)	7,790,977	—	1,450,582	(39,318,234)	—	(30,076,675)
12/31/2023	482,589	—	267,654	(2,693,894)	—	(1,943,651)	5,905,195	—	3,380,473	(32,496,356)	—	(23,210,688)
Class S2
12/31/2024	15,816	—	2,342	(83,967)	—	(65,809)	193,281	—	30,232	(1,041,910)	—	(818,397)
12/31/2023	15,551	—	7,110	(144,387)	—	(121,726)	184,053	—	87,595	(1,680,823)	—	(1,409,175)
Morgan Stanley Global Franchise
Class ADV
12/31/2024	66,968	—	798,128	(1,471,568)	—	(606,472)	948,251	—	10,535,284	(20,815,688)	—	(9,332,153)
12/31/2023	77,931	—	663,513	(1,080,201)	—	(338,757)	1,086,359	—	9,149,843	(14,934,895)	—	(4,698,693)
Class R6
12/31/2024	7,421	—	9,993	(51,680)	—	(34,266)	119,584	—	149,091	(820,682)	—	(552,007)
12/31/2023	22,612	—	8,267	(31,757)	—	(878)	349,762	—	127,231	(499,376)	—	(22,383)
Class S
12/31/2024	188,170	—	1,119,019	(2,321,646)	—	(1,014,457)	3,004,967	—	16,796,477	(37,224,579)	—	(17,423,135)
12/31/2023	136,250	—	986,275	(2,026,552)	—	(904,027)	2,153,294	—	15,257,667	(31,217,972)	—	(13,807,011)
Class S2
12/31/2024	56,786	—	177,658	(298,504)	—	(64,060)	890,211	—	2,625,784	(4,729,088)	—	(1,213,093)
12/31/2023	26,386	—	150,162	(288,514)	—	(111,966)	403,895	—	2,291,476	(4,361,253)	—	(1,665,882)
T. Rowe Price Capital Appreciation
Class ADV
12/31/2024	2,332,424	—	2,046,258	(2,990,602)	—	1,388,080	59,974,218	—	53,426,721	(76,851,431)	—	36,549,508
12/31/2023	2,100,516	—	8,318,606	(3,894,678)	—	6,524,444	49,540,144	—	192,154,436	(92,397,968)	—	149,296,612
Class I
12/31/2024	4,096,185	—	2,709,785	(5,288,795)	—	1,517,175	113,052,541	—	76,780,124	(146,178,169)	—	43,654,496
12/31/2023	4,339,619	—	7,666,806	(4,662,273)	—	7,344,152	112,103,718	—	194,300,449	(120,040,206)	—	186,363,961
Class R6
12/31/2024	4,077,690	—	1,001,908	(4,333,965)	—	745,633	114,106,935	—	28,410,634	(120,686,555)	—	21,831,014
12/31/2023	3,245,753	—	2,748,321	(3,343,138)	—	2,650,936	83,375,893	—	69,715,154	(86,368,811)	—	66,722,236
Class S
12/31/2024	1,205,285	—	3,735,021	(85,559,599)	—	(80,619,293)	33,359,596	—	105,205,665	(2,368,226,518)	—	(2,229,661,257)
12/31/2023	1,499,141	—	17,926,225	(20,723,186)	—	(1,297,820)	38,769,239	—	453,336,682	(534,885,176)	—	(42,779,255)
Class S2
12/31/2024	53,871	—	48,201	(1,754,902)	—	(1,652,830)	1,465,769	—	1,328,094	(47,715,997)	—	(44,922,134)
12/31/2023	147,864	—	278,607	(381,786)	—	44,685	3,814,921	—	6,949,364	(9,667,409)	—	1,096,876

27

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

T. Rowe Price Equity Income
Class ADV
12/31/2024	349,248	—	381,680	(809,377)	—	(78,449)	3,612,641	—	3,867,250	(8,282,716)	—	(802,825)
12/31/2023	402,163	—	483,155	(1,158,144)	—	(272,826)	3,885,148	—	4,559,298	(10,944,720)	—	(2,500,274)
Class I
12/31/2024	365,262	—	414,868	(806,210)	—	(26,080)	3,913,635	—	4,369,681	(8,610,248)	—	(326,932)
12/31/2023	302,011	—	501,375	(1,431,971)	—	(628,585)	2,993,988	—	4,910,460	(14,068,748)	—	(6,164,300)
Class S
12/31/2024	237,256	—	839,391	(1,567,917)	—	(491,270)	2,603,912	—	9,011,238	(17,070,250)	—	(5,455,100)
12/31/2023	245,216	—	1,060,813	(1,774,857)	—	(468,828)	2,481,677	—	10,576,103	(17,644,001)	—	(4,586,221)
Class S2
12/31/2024	58,644	—	481,557	(824,335)	—	(284,134)	606,690	—	4,961,261	(8,633,569)	—	(3,065,618)
12/31/2023	95,282	—	603,251	(924,196)	—	(225,663)	912,382	—	5,774,659	(8,894,482)	—	(2,207,441)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2024:

CBRE Global Real Estate

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BNP Paribas Securities Corp.	$1,401,073	$(1,401,073)	$—
Citigroup Global Markets Limited	980,529	(980,529)	—
Goldman Sachs International	5,876	(5,876)	—
HSBC Bank PLC	87,150	(87,150)	—
J.P. Morgan Securities LLC	888,882	(888,882)	—
Jefferies LLC	348,601	(348,601)	—
Merrill Lynch International	248,760	(248,760)	—
State Street Bank and Trust Company	354,818	(354,818)	—
UBS Securities LLC	1,069,593	(1,069,593)	—
Total	$5,385,282	$(5,385,282)	$—

28

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 11 — SECURITIES LENDING (continued)

(1)	Cash collateral with a fair value of $5,607,488 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BNP Paribas	$719,899	$(719,899)	$—
BNP Paribas Prime Brokerage Intl Ltd	300,510	(300,510)	—
Citigroup Global Markets Inc.	356,641	(356,641)	—
Daiwa Capital Markets America Inc.	4,783,128	(4,783,128)	—
Goldman, Sachs & Co. LLC	3,243,368	(3,243,368)	—
J.P. Morgan Securities LLC	11,952,255	(11,952,255)	—
Morgan Stanley & Co. LLC	372,600	(372,600)	—
TD Securities Inc	1,581,297	(1,581,297)	—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Truist Securities INC	$48,471	$(48,471)	$—
Total	$23,358,169	$(23,358,169)	$—

(1)	Cash collateral with a fair value of $24,103,494 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Equity Income

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Morgan Stanley & Co. LLC	$1,553,951	$(1,553,951)	$—
Nomura Securities International, Inc.	721,792	(721,792)	—
UBS AG	559,653	(559,653)	—
Total	$2,835,396	$(2,835,396)	$—

(1)	Cash collateral with a fair value of $2,922,054 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs) and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2024:

	Paid-in	Distributable
	Capital	Earnings
Invesco Growth and Income(1)	$44,736,874	$(44,736,874)

(1)	Amount relates to in-kind sales.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Government Liquid Assets	$49,648,200	$—	$45,000,362	$—
CBRE Global Real Estate	5,303,468	—	3,380,594	1,867,682
Invesco Growth and Income	5,850,178	38,697,988	6,909,981	25,760,808
JPMorgan Emerging Markets Equity	2,323,248	—	5,215,323	—
Morgan Stanley Global Franchise	1,367,795	28,738,841	1,277,279	25,548,938
T. Rowe Price Capital Appreciation	172,204,349	92,946,889	139,288,132	777,167,953
T. Rowe Price Equity Income	7,233,577	14,975,853	6,888,676	18,931,844

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

29

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Government Liquid Assets	$10,390	$—	$—	$—	—	$—	$10,390
CBRE Global Real Estate	4,065,268	—	13,359,452	(774,183)	Short-term	—	16,650,537
Invesco Growth and Income	4,952,636	26,883,060	28,647,814	—	—	—	60,483,510
JPMorgan Emerging Markets Equity	2,079,068	—	37,088,951	(11,571,109)	Short-term	(300,954)	25,935,835
				(1,360,121)	Long-term
				$(12,931,230)
Morgan Stanley Global Franchise	2,270,816	42,426,091	66,744,750	—	—	—	111,441,657
T. Rowe Price Capital Appreciation	212,833,513	780,410,651	559,921,956	—	—	—	1,553,166,120
T. Rowe Price Equity Income	760,059	30,086,952	71,593,194	—	—	—	102,440,205

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of December 31, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and

30

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings related groups of issuers, securities markets, interest rates, credit ratings, infation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2024, the following Portfolio paid dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Government Liquid Assets
Class I	NII	$0.0035	February 3, 2025	Daily
Class S	NII	$0.0033	February 3, 2025	Daily
Class S2	NII	$0.0031	February 3, 2025	Daily
Class I	STCG	$0.0000*	February 3, 2025	January 30, 2025
Class S	STCG	$0.0000*	February 3, 2025	January 30, 2025
Class S2	STCG	$0.0000*	February 3, 2025	January 30, 2025

NII – Net investment income

STCG – Short-term capital

*Amount rounds to $0.0000.

Fee change: Effective May 1, 2025, the 0.03% management fee waiver will expire for Invesco Growth and Income.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

31

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 43.8%
170,000,000 (1)	Fannie Mae Discount Notes BB, 2.140%, 01/02/2025	$169,980,167	15.3
9,750,000 (2)	Federal Farm Credit Banks Funding Corp., 4.440%, (SOFRRATE + 0.070%), 11/20/2025	9,750,000	0.9
4,700,000 (2)	Federal Farm Credit Banks Funding Corp., 4.720%, (SOFRRATE + 0.350%), 11/25/2025	4,711,878	0.4
11,750,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 4.435%, (SOFRRATE + 0.065%), 09/05/2025	11,750,000	1.0
90,000,000 (1)	Federal Home Loan Bank Discount Notes, 2.880%, 01/03/2025	89,978,750	8.1
59,500,000 (2)	Federal Home Loan Banks, 4.390%, (SOFRRATE + 0.020%), 03/07/2025	59,500,000	5.4
23,500,000 (2)	Federal Home Loan Banks, 4.390%, (SOFRRATE + 0.020%), 03/10/2025	23,500,000	2.1
24,000,000 (2)	Federal Home Loan Banks, 4.395%, (SOFRRATE + 0.025%), 03/04/2025	24,000,000	2.2
4,500,000 (2)	Federal Home Loan Banks, 4.395%, (SOFRRATE + 0.025%), 03/20/2025	4,500,000	0.4
12,000,000 (2)	Federal Home Loan Banks, 4.400%, (SOFRRATE + 0.030%), 04/10/2025	12,000,000	1.1
11,400,000 (2)	Federal Home Loan Banks, 4.420%, (SOFRRATE + 0.050%), 08/21/2025	11,400,000	1.0
11,750,000 (2)	Federal Home Loan Banks, 4.435%, (SOFRRATE + 0.065%), 09/16/2025	11,750,000	1.0
19,000,000 (2)	Federal Home Loan Banks 0001, 4.530%, (SOFRRATE + 0.160%), 10/20/2025	19,013,071	1.7
11,000,000 (2)	Federal Home Loan Banks 0003, 4.380%, (SOFRRATE + 0.010%), 03/03/2025	11,000,000	1.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
24,000,000 (2)	Federal Home Loan Banks 0003, 4.395%, (SOFRRATE + 0.025%), 03/06/2025	$24,000,000	2.2
		486,833,866	43.8
	Total U.S. Government Agency Debt (Cost $486,833,866)	486,833,866	43.8
U.S. TREASURY DEBT: 35.2%
106,000,000 (1)	United States Treasury Bill, 4.160%, 02/13/2025	105,472,107	9.5
50,000,000 (1)	United States Treasury Bill, 4.270%, 01/30/2025	49,825,642	4.5
38,000,000 (1)	United States Treasury Bill, 4.300%, 03/20/2025	37,649,210	3.4
182,750,000 (1)	United States Treasury Bill, 4.300%, 04/22/2025	180,368,934	16.3
17,000,000 (2)	United States Treasury Floating Rate Notes, 4.476%, (USBMMY3M + 0.200%), 01/31/2025	17,001,524	1.5
		390,317,417	35.2
	Total U.S. Treasury Debt (Cost $390,317,417)	390,317,417	35.2
U.S. TREASURY REPURCHASE AGREEMENTS: 14.2%
157,204,000	Deutsche Bank, Repurchase Agreement dated 12/31/2024, 4.400%, due 01/02/2025 $157,242,428 to be received upon repurchase (Collateralized by $178,367,300, U.S. Treasury Bond, 3.875%, Market Value plus accrued interest $160,348,145 due 2/15/2043)	157,204,000	14.2

	Total U.S. Treasury Repurchase Agreements (Cost $157,204,000)	157,204,000	14.2

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 9.2%
	Mutual Funds: 9.2%
51,000,000	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.360%, 01/02/2024	51,000,000	4.6

See Accompanying Notes to Financial Statements

32

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Mutual Funds: (continued)
51,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.430%, 01/02/2024	$51,000,000	4.6
		102,000,000	9.2
	Total Mutual Funds (Cost $102,000,000)	102,000,000	9.2
	Total Investments in Securities (Cost $1,136,355,283)	$1,136,355,283	102.4
	Liabilities in Excess of Other Assets	(26,833,419)	(2.4)
	Net Assets	$1,109,521,864	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

33

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Mutual Funds	$102,000,000	$—	$—	$102,000,000
U.S. Government Agency Debt	—	486,833,866	—	486,833,866
U.S. Treasury Debt	—	390,317,417	—	390,317,417
U.S. Treasury Repurchase Agreements	—	157,204,000	—	157,204,000
Total Investments, at fair value	$102,000,000	$1,034,355,283	$—	$1,136,355,283

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of December 31, 2024:

	U.S. Treasury	Fair Value of
	Repurchase	Non-Cash Collateral
	Agreements,	Received Including
Counterparty	at fair value	Accrued Interest(1)	Net Amount
Deutsche Bank	$157,204,000	$(157,204,000)	$—
Totals	$157,204,000	$(157,204,000)	$—

(1)	Collateral with a fair value of $160,348,145 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At December 31, 2024, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

34

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.6%
	Australia: 5.4%
93,080	Charter Hall Group	$822,484	0.5
169,826	Goodman Group	3,733,107	2.2
196,342	HMC Capital Ltd.	1,192,303	0.7
1,229,571	Scentre Group	2,602,815	1.5
281,838	Stockland	835,946	0.5
		9,186,655	5.4
	Belgium: 0.3%
7,415	Montea NV	485,765	0.3

	Canada: 1.4%
18,461	Boardwalk Real Estate Investment Trust	825,155	0.5
107,318	H&R Real Estate Investment Trust	692,832	0.4
51,204 (1)	InterRent Real Estate Investment Trust	361,557	0.2
40,310	Primaris Real Estate Investment Trust	433,821	0.3
		2,313,365	1.4
	France: 3.6%
27,291	Carmila SA	452,876	0.3
71,892	Klepierre SA	2,070,455	1.2
54,541	Mercialys SA	572,023	0.4
38,498	Unibail-Rodamco-Westfield	2,899,468	1.7
		5,994,822	3.6
	Germany: 2.3%
134,404 (2)	Aroundtown SA	405,901	0.3
42,942 (2)	Grand City Properties SA	524,446	0.3
78,550 (2)	TAG Immobilien AG	1,163,069	0.7
56,405	Vonovia SE	1,717,132	1.0
		3,810,548	2.3
	Hong Kong: 3.7%
329,650	CK Asset Holdings Ltd.	1,345,424	0.8
259,626	Kerry Properties Ltd.	518,626	0.3
448,214	Link REIT	1,884,969	1.1
167,112	Sun Hung Kai Properties Ltd.	1,590,128	1.0
410,580	Swire Properties Ltd.	832,588	0.5
		6,171,735	3.7
	Japan: 8.3%
129	Activia Properties, Inc.	268,912	0.2
691	AEON REIT Investment Corp.	555,556	0.3
728	Daiwa House REIT Investment Corp.	1,072,257	0.6
76,700 (1)	Hulic Co. Ltd.	666,199	0.4
648	Hulic Reit, Inc.	564,390	0.3
2,576 (1)	Invincible Investment Corp.	1,079,559	0.6
2,269 (1)	Japan Hotel REIT Investment Corp.	1,014,105	0.6
2,791	Japan Metropolitan Fund Invest	1,601,267	1.0
1,529	Kenedix Office Investment Corp.	1,451,538	0.9
1,672	LaSalle Logiport REIT	1,509,803	0.9
547	Nippon Prologis REIT, Inc.	775,907	0.5
1,048	Orix JREIT, Inc.	1,092,949	0.6
31,000 (1)	Tokyo Tatemono Co. Ltd.	511,624	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
233,555	Tokyu Fudosan Holdings Corp.	$1,425,485	0.8
433	Tokyu REIT, Inc.	430,658	0.3
		14,020,209	8.3
	Luxembourg: 0.2%
11,367	Shurgard Self Storage Ltd.	421,719	0.2

	Netherlands: 0.3%
19,760	Eurocommercial Properties NV	453,927	0.3

	Singapore: 3.6%
1,010,617	CapitaLand Ascendas REIT	1,897,898	1.1
663,500	CapitaLand Investment Ltd./Singapore	1,271,970	0.7
1,157,090	Frasers Logistics & Commercial Trust	744,007	0.4
804,600	Keppel DC REIT	1,282,720	0.8
1,039,500	Mapletree Logistics Trust	965,511	0.6
		6,162,106	3.6
	Sweden: 0.7%
14,053	Catena AB	602,109	0.4
34,426	Pandox AB	596,800	0.3
		1,198,909	0.7
	United Kingdom: 4.5%
63,581	Big Yellow Group PLC	764,128	0.5
202,891	Hammerson PLC	710,178	0.4
129,357	Land Securities Group PLC	944,687	0.6
750,968	LondonMetric Property PLC	1,693,815	1.0
712,806	NewRiver REIT PLC	654,098	0.4
709,150	Tritax Big Box REIT PLC	1,178,084	0.7
116,718	UNITE Group PLC	1,180,984	0.7
66,379	Workspace Group PLC	407,986	0.2
		7,533,960	4.5
	United States: 64.3%
31,693 (1)	American Healthcare REIT, Inc.	900,715	0.5
8,742	American Tower Corp.	1,603,370	1.0
14,383	AvalonBay Communities, Inc.	3,163,829	1.9
116,211	Brixmor Property Group, Inc.	3,235,314	1.9
29,865	COPT Defense Properties	924,322	0.5
4,462	Crown Castle, Inc.	404,971	0.2
88,830	CubeSmart	3,806,365	2.3
54,983	DiamondRock Hospitality Co.	496,496	0.3
50,853	Empire State Realty Trust, Inc. - Class A	524,803	0.3
16,914	Equinix, Inc.	15,948,041	9.5
18,599	Equity LifeStyle Properties, Inc.	1,238,693	0.7
40,576	Equity Residential	2,911,734	1.7
32,643	Extra Space Storage, Inc.	4,883,393	2.9
13,646	Federal Realty Investment Trust	1,527,670	0.9

35

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
36,731	Four Corners Property Trust, Inc.	$996,879	0.6
18,556	Getty Realty Corp.	559,092	0.3
134,154	Healthcare Realty Trust, Inc.	2,273,910	1.4
86,211	Healthpeak Properties, Inc.	1,747,497	1.0
38,070	Highwoods Properties, Inc.	1,164,181	0.7
3,453	Hilton Worldwide Holdings, Inc.	853,443	0.5
149,590	Host Hotels & Resorts, Inc.	2,620,817	1.6
85,350	Invitation Homes, Inc.	2,728,640	1.6
18,337	Iron Mountain, Inc.	1,927,402	1.1
24,186 (1)	Lineage, Inc.	1,416,574	0.8
6,018	Marriott International, Inc. - Class A	1,678,661	1.0
18,516	National Retail Properties, Inc.	756,379	0.4
34,561	NetSTREIT Corp.	489,038	0.3
28,214	Prologis, Inc.	2,982,220	1.8
19,142	Public Storage	5,731,880	3.4
206,820	Realty Income Corp.	11,046,256	6.6
29,867	Regency Centers Corp.	2,208,067	1.3
82,010	Rexford Industrial Realty, Inc.	3,170,507	1.9
70,300	Simon Property Group, Inc.	12,106,363	7.2
18,849	Sun Communities, Inc.	2,317,862	1.4
96,902	Sunstone Hotel Investors, Inc.	1,147,320	0.7
26,243	Urban Edge Properties	564,225	0.3
18,996	Vornado Realty Trust	798,592	0.5
43,503	Welltower, Inc.	5,482,683	3.3
		108,338,204	64.3
	Total Common Stock
	(Cost $147,759,671)	166,091,924	98.6
	Total Long-Term Investments
	(Cost $147,759,671)	166,091,924	98.6

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.7%
	Repurchase Agreements: 3.3%
1,326,754 (3)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,327,088, collateralized by various U.S. Government Agency Obligations, 2.500%-7.311%, Market Value plus accrued interest $1,353,289, due 10/01/27-11/01/54)	1,326,754	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,326,754 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,327,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,353,289, due 10/01/29-02/01/57)	$1,326,754	0.8
300,472 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $300,546, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $306,481, due 03/27/25-01/01/55)	300,472	0.1
1,326,754 (3)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,327,091, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,353,289, due 11/01/51-12/01/54)	1,326,754	0.8
1,326,754 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,327,099, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,349,744, due 01/15/26-02/15/53)	1,326,754	0.8
	Total Repurchase Agreements (Cost $5,607,488)	5,607,488	3.3

36

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.4%
709,147 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $709,147)	$709,147	0.4

	Total Short-Term Investments (Cost $6,316,635)	$6,316,635	3.7
	Total Investments in Securities
	(Cost $154,076,306)	$172,408,559	102.3
	Liabilities in Excess of Other Assets	(3,831,353)	(2.3)
	Net Assets	$168,577,206	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

Percentage
REIT Diversification	of Net Assets
Retail REITs	28.8%
Specialized REITs	13.3
Industrial REITs	12.2
Health Care REITs	6.2
Self-Storage REITs	6.1
Multi-Family Residential REITs	4.9
Real Estate Operating Companies	4.9
Hotel & Resort REITs	3.8
Diversified REITs	3.7
Office REITs	3.5
Diversified Real Estate Activities	2.4
Other Specialized REITs	1.7
Multi-Family Residentall REITs	1.7
Hotels, Resorts & Cruise Lines	1.5
Residential REITs	1.4
Real Estate Development	0.8
Data Center REITs	0.8
Single-Family Residential REITs	0.7
Telecom Tower REITs	0.2
Assets in Excess of Other Liabilities*	1.4
Net Assets	100.0%

*	Includes short-term investments.

37

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Signiﬁcant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$9,186,655	$—	$9,186,655
Belgium	—	485,765	—	485,765
Canada	2,313,365	—	—	2,313,365
France	452,876	5,541,946	—	5,994,822
Germany	—	3,810,548	—	3,810,548
Hong Kong	—	6,171,735	—	6,171,735
Japan	—	14,020,209	—	14,020,209
Luxembourg	—	421,719	—	421,719
Netherlands	—	453,927	—	453,927
Singapore	—	6,162,106	—	6,162,106
Sweden	596,800	602,109	—	1,198,909
United Kingdom	3,306,488	4,227,472	—	7,533,960
United States	108,338,204	—	—	108,338,204
Total Common Stock	115,007,733	51,084,191	—	166,091,924
Short-Term Investments	709,147	5,607,488	—	6,316,635
Total Investments, at fair value	$115,716,880	$56,691,679	$—	$172,408,559
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(140)	$—	$(140)
Total Liabilities	$—	$(140)	$—	$(140)

^	See Note 2, “Signiﬁcant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following forward foreign currency contracts were outstanding for VY® CBRE Global Real Estate Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
HKD	2,613,129	USD	336,595	Brown Brothers Harriman & Co.	01/02/25	$(140)
						$(140)

Currency Abbreviations:

HKD    —    Hong Kong Sar Dollar

USD    —    United States Dollar

38

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$140
Total Liability Derivatives		$140

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$11,605
Total	$11,605

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(118)
Total	$(118)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2024:

Brown
Brothers
Harriman &
Co.
Liabilities:
Forward foreign currency contracts	$140
Total Liabilities	$140
Net OTC derivative instruments by counterparty, at fair value	$(140)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(140)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $159,033,019.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,368,122
Gross Unrealized Depreciation	(10,008,670)
Net Unrealized Appreciation	$13,359,452

39

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.8%
	Communication Services: 6.5%
16,299	Alphabet, Inc. - Class A	$3,085,401	2.0
3,456	Meta Platforms, Inc. - Class A	2,023,522	1.3
9,864	T-Mobile US, Inc.	2,177,281	1.4
25,222	Walt Disney Co.	2,808,470	1.8
		10,094,674	6.5
	Consumer Discretionary: 5.6%
17,378 (1)	Amazon.com, Inc.	3,812,559	2.5
42,199	General Motors Co.	2,247,941	1.5
9,681	Genuine Parts Co.	1,130,354	0.7
15,864	Starbucks Corp.	1,447,590	0.9
		8,638,444	5.6
	Consumer Staples: 4.6%
20,383	Philip Morris International, Inc.	2,453,094	1.6
33,679	Sysco Corp.	2,575,096	1.7
31,297 (1)	US Foods Holding Corp.	2,111,296	1.3
		7,139,486	4.6
	Energy: 8.0%
16,494	Chevron Corp.	2,388,991	1.6
27,086	ConocoPhillips	2,686,119	1.7
24,442	EQT Corp.	1,127,020	0.7
28,191	Exxon Mobil Corp.	3,032,506	2.0
57,828	Shell PLC	1,802,547	1.2
35,418	Suncor Energy, Inc.	1,264,251	0.8
		12,301,434	8.0
	Financials: 22.9%
8,117	Allstate Corp.	1,564,876	1.0
3,479	American Express Co.	1,032,532	0.7
23,866	American International Group, Inc.	1,737,445	1.1
120,826	Bank of America Corp.	5,310,303	3.4
30,417	Charles Schwab Corp.	2,251,162	1.5
56,981	Citizens Financial Group, Inc.	2,493,489	1.6
21,277	Fidelity National Information Services, Inc.	1,718,543	1.1
13,859 (1)	Fiserv, Inc.	2,846,916	1.9
4,398	Goldman Sachs Group, Inc.	2,518,383	1.6
15,084	KKR & Co., Inc.	2,231,074	1.5
12,883	PNC Financial Services Group, Inc.	2,484,487	1.6
88,476	Wells Fargo & Co.	6,214,554	4.0
9,544	Willis Towers Watson PLC	2,989,563	1.9
		35,393,327	22.9
	Health Care: 12.8%
37,694	Bristol-Myers Squibb Co.	2,131,973	1.4
21,392 (1)	Centene Corp.	1,295,927	0.8
31,846	CVS Health Corp.	1,429,567	0.9
3,137	Elevance Health, Inc.	1,157,239	0.8

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
12,731	GE HealthCare Technologies, Inc.	$995,310	0.7
7,279	Humana, Inc.	1,846,755	1.2
20,652	Johnson & Johnson	2,986,692	1.9
31,300	Medtronic PLC	2,500,244	1.6
39,869	Pfizer, Inc.	1,057,724	0.7
24,047	Sanofi	2,337,630	1.5
4,030	UnitedHealth Group, Inc.	2,038,616	1.3
		19,777,677	12.8
	Industrials: 15.1%
64,905	CSX Corp.	2,094,484	1.4
19,319	Emerson Electric Co.	2,394,204	1.5
7,431	FedEx Corp.	2,090,563	1.3
10,542	Ferguson Enterprises, Inc.	1,829,775	1.2
7,660	JB Hunt Transport Services, Inc.	1,307,256	0.8
44,339	Johnson Controls International PLC	3,499,677	2.3
8,592	Norfolk Southern Corp.	2,016,543	1.3
5,193	Parker-Hannifin Corp.	3,302,904	2.1
22,085	Raytheon Technologies Corp.	2,555,676	1.7
13,191	Stanley Black & Decker, Inc.	1,059,105	0.7
15,614	Textron, Inc.	1,194,315	0.8
		23,344,502	15.1
	Information Technology: 14.8%
32,123	Cisco Systems, Inc.	1,901,682	1.2
23,701	Cognizant Technology Solutions Corp. - Class A	1,822,607	1.2
18,470 (1)	Coherent Corp.	1,749,663	1.1
15,314	Lam Research Corp.	1,106,130	0.7
24,253	Marvell Technology, Inc.	2,678,744	1.7
29,280	Microchip Technology, Inc.	1,679,208	1.1
16,435	Micron Technology, Inc.	1,383,170	0.9
5,840	Microsoft Corp.	2,461,560	1.6
7,100	NXP Semiconductors NV	1,475,735	1.0
17,049	Oracle Corp.	2,841,045	1.8
5,966	Salesforce, Inc.	1,994,613	1.3
4,588 (1)	Zebra Technologies Corp. - Class A	1,771,977	1.2
		22,866,134	14.8
	Materials: 2.5%
22,599	Corteva, Inc.	1,287,239	0.8
19,274	DuPont de Nemours, Inc.	1,469,642	1.0
9,195	PPG Industries, Inc.	1,098,343	0.7
		3,855,224	2.5

40

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: 1.9%
22,723 (1)	CBRE Group, Inc. - Class A	$2,983,302	1.9

	Utilities: 3.1%
16,795	American Electric Power Co., Inc.	1,549,003	1.0
31,502	FirstEnergy Corp.	1,253,149	0.8
61,047	PPL Corp.	1,981,586	1.3
		4,783,738	3.1
	Total Common Stock
	(Cost $122,062,933)	151,177,942	97.8

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
3,172,236 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $3,172,236)	$3,172,236	2.1

	Total Short-Term Investments (Cost $3,172,236)	3,172,236	2.1
	Total Investments in Securities (Cost $125,235,169)	$154,350,178	99.9
	Assets in Excess of Other Liabilities	168,910	0.1
	Net Assets	$154,519,088	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2024.

41

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$10,094,674	$—	$—	$10,094,674
Consumer Discretionary	8,638,444	—	—	8,638,444
Consumer Staples	7,139,486	—	—	7,139,486
Energy	10,498,887	1,802,547	—	12,301,434
Financials	35,393,327	—	—	35,393,327
Health Care	17,440,047	2,337,630	—	19,777,677
Industrials	23,344,502	—	—	23,344,502
Information Technology	22,866,134	—	—	22,866,134
Materials	3,855,224	—	—	3,855,224
Real Estate	2,983,302	—	—	2,983,302
Utilities	4,783,738	—	—	4,783,738
Total Common Stock	147,037,765	4,140,177	—	151,177,942
Short-Term Investments	3,172,236	—	—	3,172,236
Total Investments, at fair value	$150,210,001	$4,140,177	$—	$154,350,178
Other Financial Instruments+
Forward Foreign Currency Contracts	—	98,428	—	98,428
Total Assets	$150,210,001	$4,238,605	$—	$154,448,606
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(22,400)	$—	$(22,400)
Total Liabilities	$—	$(22,400)	$—	$(22,400)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	1,060,721	CAD	1,484,946	State Street Bank and Trust Co.	01/06/25	$27,521
USD	23,659	GBP	18,523	State Street Bank and Trust Co.	01/06/25	471
USD	95,745	EUR	91,970	State Street Bank and Trust Co.	01/06/25	462
USD	52,105	EUR	49,935	State Street Bank and Trust Co.	01/06/25	371
USD	23,248	GBP	18,305	State Street Bank and Trust Co.	01/06/25	334
USD	15,672	CAD	22,155	State Street Bank and Trust Co.	01/06/25	257
CAD	35,329	USD	24,583	State Street Bank and Trust Co.	01/06/25	(2)
USD	14,223	CAD	20,453	State Street Bank and Trust Co.	01/06/25	(8)
CAD	19,126	USD	13,319	State Street Bank and Trust Co.	01/06/25	(11)
USD	36,236	EUR	34,987	State Street Bank and Trust Co.	01/06/25	(11)
GBP	19,518	USD	24,531	State Street Bank and Trust Co.	01/06/25	(97)
CAD	40,602	USD	28,393	State Street Bank and Trust Co.	01/06/25	(143)
CAD	21,354	USD	15,092	State Street Bank and Trust Co.	01/06/25	(235)
CAD	32,833	USD	23,087	State Street Bank and Trust Co.	01/06/25	(242)
GBP	17,651	USD	22,370	State Street Bank and Trust Co.	01/06/25	(274)
GBP	19,176	USD	24,296	State Street Bank and Trust Co.	01/06/25	(291)
CAD	20,821	USD	14,826	State Street Bank and Trust Co.	01/06/25	(339)

42

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
CAD	19,486	USD	13,915	State Street Bank and Trust Co.	01/06/25	$(357)
GBP	20,017	USD	25,451	State Street Bank and Trust Co.	01/06/25	(393)
GBP	27,022	USD	34,420	State Street Bank and Trust Co.	01/06/25	(592)
EUR	42,019	USD	44,201	State Street Bank and Trust Co.	01/06/25	(669)
GBP	1,046,759	USD	1,315,462	State Street Bank and Trust Co.	01/06/25	(5,077)
EUR	1,646,257	USD	1,716,429	State Street Bank and Trust Co.	01/06/25	(10,874)
USD	1,718,586	EUR	1,646,257	State Street Bank and Trust Co.	02/06/25	10,855
USD	1,315,074	GBP	1,046,759	State Street Bank and Trust Co.	02/06/25	5,029
USD	37,569	EUR	36,071	State Street Bank and Trust Co.	02/06/25	151
USD	1,596,569	EUR	1,511,385	The Bank of New York Mellon	01/06/25	30,745
USD	1,413,206	GBP	1,113,315	The Bank of New York Mellon	01/06/25	19,504
CAD	1,338,003	USD	928,231	The Bank of New York Mellon	01/06/25	2,728
USD	929,264	CAD	1,338,003	The Bank of New York Mellon	02/06/25	(2,785)
						$76,028

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$98,428
Total Asset Derivatives		$98,428

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$22,400
Total Liability Derivatives		$22,400

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$124,613
Total	$124,613

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

43

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$165,639
Total	$165,639

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2024:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Total
Assets:
Forward foreign currency contracts	$45,451	$52,977	$98,428
Total Assets	$45,451	$52,977	$98,428
Liabilities:
Forward foreign currency contracts	$19,615	$2,785	$22,400
Total Liabilities	$19,615	$2,785	$22,400
Net OTC derivative instruments by counterparty, at fair value	$25,836	$50,192	$76,028
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$–
Net Exposure(1)	$25,836	$50,192	$76,028

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $125,833,580.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$32,933,084
Gross Unrealized Depreciation	(4,285,270)
Net Unrealized Appreciation	$28,647,814

44

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.8%
	Brazil: 6.8%
306,982	Banco BTG Pactual SA	$1,351,588	0.5
538,936	Itau Unibanco Holding SA, ADR	2,673,123	1.0
512,338 (1)	NU Holdings Ltd./Cayman Islands - Class A	5,307,822	2.0
318,634	Petroleo Brasileiro SA, ADR	3,772,626	1.5
543,058	Raia Drogasil SA	1,933,889	0.7
321,697	WEG SA	2,747,874	1.1
		17,786,922	6.8
	China: 21.5%
37,970	Alibaba Group Holding Ltd., ADR	3,219,476	1.2
100,600	Contemporary Amperex Technology Co. Ltd. - Class A	3,666,935	1.4
413,964	Full Truck Alliance Co. Ltd., ADR	4,479,091	1.7
265,069	Fuyao Glass Industry Group Co. Ltd. - Class A	2,266,065	0.9
83,764	H World Group Ltd., ADR	2,766,725	1.1
240,287	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	1,737,286	0.7
24,439 (1)	Kanzhun Ltd., ADR	337,258	0.1
403,600	Midea Group Co. Ltd. - Class A	4,158,169	1.6
250,716	Montage Technology Co. Ltd. - Class A	2,329,364	0.9
64,821	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	2,264,063	0.9
351,900	Tencent Holdings Ltd.	18,781,898	7.2
113,414	Tencent Music Entertainment Group, ADR	1,287,249	0.5
51,217 (1)	Trip.com Group Ltd., ADR	3,516,559	1.3
111,385	Yum China Holdings, Inc.	5,365,416	2.0
		56,175,554	21.5
	Greece: 0.5%
167,876	National Bank of Greece SA	1,329,148	0.5

	Hong Kong: 2.3%
307,400	AIA Group Ltd.	2,208,012	0.8
287,000	Techtronic Industries Co. Ltd.	3,772,888	1.5
		5,980,900	2.3
	India: 16.8%
18,026	Apollo Hospitals Enterprise Ltd.	1,533,839	0.6
53,174	Bajaj Finance Ltd.	4,228,322	1.6
550,246	Bharat Electronics Ltd.	1,877,720	0.7
102,726	Bharti Airtel Ltd.	1,902,040	0.7
246,163	HDFC Bank Ltd.	5,090,727	2.0
31,663	Hindustan Aeronautics Ltd.	1,541,045	0.6
211,095	ICICI Bank Ltd.	3,154,144	1.2
95,652	Infosys Ltd.	2,095,308	0.8
496,341	ITC Ltd.	2,798,576	1.1
146,087	Kotak Mahindra Bank Ltd.	3,040,851	1.2
26,401 (1)	MakeMyTrip Ltd.	2,964,304	1.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
109,325	Max Healthcare Institute Ltd.	$1,437,091	0.5
712,599	NTPC Ltd.	2,768,233	1.1
65,741	Shriram Finance Ltd.	2,213,038	0.8
53,247	Tata Consultancy Services Ltd.	2,541,026	1.0
271,034	Tata Motors Ltd.	2,336,086	0.9
17,759	UltraTech Cement Ltd.	2,365,533	0.9
		43,887,883	16.8
	Indonesia: 2.6%
6,770,200	Bank Central Asia Tbk PT	4,069,691	1.6
10,883,651	Bank Rakyat Indonesia Persero Tbk PT	2,747,563	1.0
		6,817,254	2.6
	Ireland: 0.7%
18,754 (1)	PDD Holdings, Inc., ADR	1,818,950	0.7

	Macao: 0.5%
449,200 (1)	Sands China Ltd.	1,196,040	0.5

	Mexico: 5.1%
23,160	Fomento Economico Mexicano SAB de CV - Foreign, ADR	1,979,949	0.8
695,722	Grupo Financiero Banorte SAB de CV - Class O	4,483,104	1.7
331,933	Grupo Mexico SAB de CV	1,580,467	0.6
36,340 (1)	Vista Energy SAB de CV, ADR	1,966,357	0.8
1,216,663	Wal-Mart de Mexico SAB de CV	3,202,267	1.2
		13,212,144	5.1
	Panama: 1.1%
31,070	Copa Holdings SA - Class A	2,730,432	1.1

	Portugal: 1.3%
171,247	Jeronimo Martins SGPS SA	3,272,778	1.3

	Singapore: 0.7%
385,128 (1)	Grab Holdings Ltd. - Class A	1,817,804	0.7

	South Africa: 2.6%
123,417	Bid Corp. Ltd.	2,815,906	1.1
16,699	Capitec Bank Holdings Ltd.	2,774,125	1.0
78,492	Shoprite Holdings Ltd.	1,220,708	0.5
		6,810,739	2.6
	South Korea: 7.8%
15,019	Hanwha Aerospace Co. Ltd.	3,311,505	1.3
16,396 (1)	Hanwha Industrial Solutions Co. Ltd./ New	343,460	0.1
45,084	Kia Corp.	3,050,815	1.2
239,672	Samsung Electronics Co. Ltd.	8,553,130	3.3
43,957	SK Hynix, Inc.	5,037,047	1.9
		20,295,957	7.8

See Accompanying Notes to Financial Statements

45

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Spain: 2.2%
592,023	Banco Bilbao Vizcaya Argentaria SA	$5,792,617	2.2

	Taiwan: 17.8%
390,000	ASE Technology Holding Co. Ltd.	1,915,070	0.7
250,000	Delta Electronics, Inc.	3,272,312	1.3
73,000	MediaTek, Inc.	3,138,251	1.2
945,223	Taiwan Semiconductor Manufacturing Co. Ltd.	30,719,797	11.8
9,807	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,936,784	0.8
67,000	Wiwynn Corp.	5,318,952	2.0
		46,301,166	17.8
	Turkey: 4.0%
1,237,136	Aselsan Elektronik Sanayi Ve Ticaret AS	2,535,724	1.0
218,618	BIM Birlesik Magazalar AS	3,266,461	1.2
375,180	KOC Holding AS	1,893,441	0.7
425,780	Turkiye Garanti Bankasi AS	1,497,449	0.6
1,505,714	Yapi ve Kredi Bankasi AS	1,303,449	0.5
		10,496,524	4.0
	Uruguay: 3.5%
9,066 (1)	Globant SA	1,943,932	0.8
4,188 (1)	MercadoLibre, Inc.	7,121,442	2.7
		9,065,374	3.5
	Total Common Stock
	(Cost $215,416,641)	254,788,186	97.8
	Total Long-Term Investments
	(Cost $215,416,641)	254,788,186	97.8

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
1,167,325 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370%
	(Cost $1,167,325)	$1,167,325	0.4

	Total Short-Term Investments
	(Cost $1,167,325)	1,167,325	0.4
	Total Investments in Securities
	(Cost $216,583,966)	$255,955,511	98.2
	Assets in Excess of Other Liabilities	4,768,088	1.8
	Net Assets	$260,723,599	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2024.

Percentage
Sector Diversification	of Net Assets
Information Technology	26.4%
Financials	20.4
Consumer Discretionary	15.3
Industrials	12.4
Communication Services	8.6
Consumer Staples	7.9
Energy	2.2
Health Care	2.0
Materials	1.5
Utilities	1.1
Short-Term Investments	0.4
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

46

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil	$17,786,922	$—	$—	$17,786,922
China	20,971,774	35,203,780	—	56,175,554
Greece	—	1,329,148	—	1,329,148
Hong Kong	—	5,980,900	—	5,980,900
India	2,964,304	40,923,579	—	43,887,883
Indonesia	4,069,691	2,747,563	—	6,817,254
Ireland	1,818,950	—	—	1,818,950
Macao	—	1,196,040	—	1,196,040
Mexico	13,212,144	—	—	13,212,144
Panama	2,730,432	—	—	2,730,432
Portugal	3,272,778	—	—	3,272,778
Singapore	1,817,804	—	—	1,817,804
South Africa	2,815,906	3,994,833	—	6,810,739
South Korea	—	20,295,957	—	20,295,957
Spain	—	5,792,617	—	5,792,617
Taiwan	1,936,784	44,364,382	—	46,301,166
Turkey	8,603,083	1,893,441	—	10,496,524
Uruguay	9,065,374	—	—	9,065,374
Total Common Stock	91,065,946	163,722,240	—	254,788,186
Short-Term Investments	1,167,325	—	—	1,167,325
Total Investments, at fair value	$92,233,271	$163,722,240	$—	$255,955,511

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $219,507,148.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$55,418,414
Gross Unrealized Depreciation	(18,329,463)
Net Unrealized Appreciation	$37,088,951

See Accompanying Notes to Financial Statements

47

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.2%
	France: 7.9%
33,442	L'Oreal SA	$11,838,580	4.1
9,061	LVMH Moet Hennessy Louis Vuitton SE	5,960,269	2.1
42,485	Pernod Ricard SA	4,800,254	1.7
		22,599,103	7.9
	Germany: 7.2%
83,757	SAP SE	20,602,084	7.2

	Ireland: 5.5%
33,188	Accenture PLC - Class A	11,675,207	4.1
92,318	Experian PLC	3,967,796	1.4
		15,643,003	5.5
	United Kingdom: 5.1%
1,185,753	Haleon PLC	5,590,979	2.0
41,383	RELX PLC - EUR	1,874,064	0.6
157,998	RELX PLC - GBP	7,158,692	2.5
		14,623,735	5.1
	United States: 72.5%
80,109	Abbott Laboratories	9,061,129	3.2
44,274	Alphabet, Inc. - Class A	8,381,068	2.9
32,073	Aon PLC - Class A	11,519,339	4.0
23,023	Arthur J Gallagher & Co.	6,535,079	2.3
27,140	Automatic Data Processing, Inc.	7,944,692	2.8
1,582 (1)	AutoZone, Inc.	5,065,564	1.8
38,747	Becton Dickinson and Co.	8,790,532	3.1
1,147	Booking Holdings, Inc.	5,698,778	2.0
19,407	Broadridge Financial Solutions, Inc.	4,387,729	1.5
21,461	CDW Corp.	3,735,072	1.3
34,519	CME Group, Inc.	8,016,347	2.8
135,924	Coca-Cola Co.	8,462,628	3.0
31,917	Constellation Brands, Inc. - Class A	7,053,657	2.5
13,237	Equifax, Inc.	3,373,449	1.2
6,086	FactSet Research Systems, Inc.	2,922,984	1.0
55,047 (1)	Hologic, Inc.	3,968,338	1.4
55,165	Intercontinental Exchange, Inc.	8,220,137	2.9
16,591	Jack Henry & Associates, Inc.	2,908,402	1.0
52,562	Microsoft Corp.	22,154,883	7.7
49,637	Otis Worldwide Corp.	4,596,883	1.6
30,104	Philip Morris International, Inc.	3,623,016	1.3
56,649	Procter & Gamble Co.	9,497,205	3.3
14,054	Roper Technologies, Inc.	7,305,972	2.5
6,387	S&P Global, Inc.	3,180,918	1.1
17,785	STERIS PLC	3,655,885	1.3
14,932	Thermo Fisher Scientific, Inc.	7,768,074	2.7
16,200	UnitedHealth Group, Inc.	8,194,932	2.9
59,455	Visa, Inc. - Class A	18,790,158	6.6
14,319	Zoetis, Inc.	2,332,995	0.8
		207,145,845	72.5
	Total Common Stock
	(Cost $213,406,264)	280,613,770	98.2

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	United States (continued)
	Total Long-Term Investments
	(Cost $213,406,264)	$280,613,770	98.2

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
2,730,377 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370%
	(Cost $2,730,377)	$2,730,377	1.0
	Total Short-Term Investments
	(Cost $2,730,377)	2,730,377	1.0
	Total Investments in Securities
	(Cost $216,136,641)	$283,344,147	99.2
	Assets in Excess of Other Liabilities	2,310,730	0.8
	Net Assets	$285,654,877	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of December 31, 2024.

Percentage
Sector Diversification	of Net Assets
Information Technology	32.1%
Consumer Staples	17.8
Health Care	15.3
Financials	14.1
Industrials	10.1
Consumer Discretionary	5.9
Communication Services	2.9
Short-Term Investments	1.0
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

48

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
France	$—	$22,599,103	$—	$22,599,103
Germany	—	20,602,084	—	20,602,084
Ireland	11,675,207	3,967,796	—	15,643,003
United Kingdom	—	14,623,735	—	14,623,735
United States	207,145,845	—	—	207,145,845
Total Common Stock	218,821,052	61,792,718	—	280,613,770
Short-Term Investments	2,730,377	—	—	2,730,377
Total Investments, at fair value	$221,551,429	$61,792,718	$—	$283,344,147

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $217,939,864.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$73,274,132
Gross Unrealized Depreciation	(6,529,382)
Net Unrealized Appreciation	$66,744,750

See Accompanying Notes to Financial Statements

49

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 60.5%
	Communication Services: 3.3%
752,555	Alphabet, Inc. - Class A	$142,458,662	2.1
131,232 (1)	Meta Platforms, Inc. - Class A	76,837,648	1.2
		219,296,310	3.3

	Consumer Discretionary: 5.3%
1,013,247 (1)(2)	Amazon.com, Inc.	222,296,259	3.4
132,383 (1)	Hilton Worldwide Holdings, Inc.	32,719,782	0.5
606,031	Service Corp. International	48,373,395	0.7
91,035 (1)	Starbucks Corp.	8,306,944	0.1
285,200	Yum! Brands, Inc.	38,262,432	0.6
		349,958,812	5.3

	Energy: 1.4%
2,218,338	Canadian Natural Resources Ltd.	68,480,094	1.0
238,480	Chesapeake Energy Corp.	23,740,684	0.4
		92,220,778	1.4

	Financials: 0.9%
181,259	Willis Towers Watson PLC	56,777,569	0.9

	Health Care: 16.0%
549,593	Abbott Laboratories	62,164,464	0.9
67,000 (2)	Alnylam Pharmaceuticals, Inc.	15,765,770	0.2
821,571	Becton Dickinson and Co.	186,389,813	2.8
22,648 (2)	Biogen, Inc.	3,463,332	0.1
177,100	Cigna Group	48,904,394	0.7
533,836	Danaher Corp.	122,542,054	1.9
50,402	Eli Lilly & Co.	38,910,344	0.6
206,800	GE Healthcare, Inc.	16,167,624	0.3
114,191	Humana, Inc.	28,971,399	0.4
196,003	McKesson Corp.	111,704,070	1.7
1,347,306	Revvity, Inc.	150,372,823	2.3
208,347	Thermo Fisher Scientific, Inc.	108,388,360	1.6
321,839	UnitedHealth Group, Inc.	162,805,476	2.5
		1,056,549,923	16.0

	Industrials: 6.9%
14,221,019 (1)(2)	Aurora Innovation, Inc.	89,592,420	1.4
2,188,520	Fortive Corp.	164,139,000	2.5
274,847	Ingersoll Rand, Inc.	24,862,659	0.4
694,498	RTX Corp.	80,367,308	1.2
445,994	Veralto Corp.	45,424,489	0.7
290,277	Waste Connections, Inc.	49,805,728	0.7
		454,191,604	6.9

	Information Technology: 22.2%
297,921 (2)	Advanced Micro Devices, Inc.	35,985,878	0.5
522,193	Apple, Inc.	130,767,571	2.0
155,747 (2)	Autodesk, Inc.	46,034,141	0.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
144,200	Broadcom, Inc.	$33,431,328	0.5
119,147	Intuit, Inc.	74,883,890	1.1
194,267	Marvell Technology, Inc.	21,456,790	0.3
155,039 (1)	Mastercard, Inc. - Class A	81,638,886	1.2
819,288 (1)	Microsoft Corp.	345,329,892	5.2
1,364,292	NVIDIA Corp.	183,210,773	2.8
143,292	NXP Semiconductors NV	29,783,242	0.5
723,018 (2)	PTC, Inc.	132,941,320	2.0
324,925	Roper Technologies, Inc.	168,912,261	2.6
91,674	Salesforce, Inc.	30,649,368	0.5
64,698 (2)	Teledyne Technologies, Inc.	30,028,283	0.5
239,712 (1)	Visa, Inc. - Class A	75,758,580	1.1
171,700 (2)	Workday, Inc. - Class A	44,303,751	0.7
		1,465,115,954	22.2

	Materials: 0.3%
28,080	Martin Marietta Materials, Inc.	14,503,320	0.2
23,569	Vulcan Materials Co.	6,062,654	0.1
		20,565,974	0.3
	Utilities: 4.2%
269,703	Alliant Energy Corp.	15,950,235	0.2
1,138,070	Ameren Corp.	101,447,560	1.5
3,136,583	CenterPoint Energy, Inc.	99,523,779	1.5
87,241	DTE Energy Co.	10,534,351	0.2
1,394,981	NiSource, Inc.	51,279,501	0.8
		278,735,426	4.2
	Total Common Stock
	(Cost $3,381,051,548)	3,993,412,350	60.5

PREFERRED STOCK: 0.9%
	Consumer Discretionary: 0.5%
413,251 (3)(4)	Waymo LLC., Series A-2	33,184,055	0.5

	Preferred Stocks: 0.3%
287,546	Boeing Co.	17,718,585	0.3

	Utilities: 0.1%
229,883 (5)	CMS Energy Corp. 10/15/2078	5,271,217	0.1
285 (5)	CMS Energy Corp. 3/1/2079	6,592	0.0
		5,277,809	0.1

	Total Preferred Stock
	(Cost $55,975,861)	56,180,449	0.9

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
U.S. TREASURY OBLIGATIONS: 14.5%
	United States Treasury Notes: 14.5%
68,106,100	3.500%, 09/30/2029	65,573,829	1.0

See Accompanying Notes to Financial Statements

50

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes: (continued)
271,795,000	3.625%, 08/31/2029	$263,229,149	4.0
550,028,000	4.125%, 10/31/2029	543,822,595	8.2
88,210,000	4.250%, 11/15/2034	85,917,838	1.3
		958,543,411	14.5
	Total U.S. Treasury Obligations
	(Cost $974,883,763)	958,543,411	14.5

CORPORATE BONDS/NOTES: 10.5%
	Communications: 1.0%
25,304,000 (6)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	24,411,748	0.4
30,844,000 (6)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	30,333,999	0.5
2,782,000 (6)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	2,776,400	0.0
600,000	Lamar Media Corp., 3.625%, 01/15/2031	528,654	0.0
3,610,000	Lamar Media Corp., 3.750%, 02/15/2028	3,388,601	0.1
845,000	Lamar Media Corp., 4.875%, 01/15/2029	812,550	0.0
902,000	Motorola Solutions, Inc., 2.300%, 11/15/2030	772,760	0.0
631,000	Motorola Solutions, Inc., 2.750%, 05/24/2031	546,707	0.0
		63,571,419	1.0

	Consumer, Cyclical: 2.6%
5,610,000	Cedar Fair L.P., 5.250%, 07/15/2029	5,396,627	0.1
8,346,000 (7)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	8,263,552	0.1
8,760,000	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/01/2028	8,814,925	0.1
3,708,000 (6)	Clarios Global L.P. / Clarios US Finance Co., 6.250%, 05/15/2026	3,715,956	0.1
4,470,000 (6)	Clarios Global L.P. / Clarios US Finance Co., 8.500%, 05/15/2027	4,485,180	0.1
6,603,974 (6)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	6,517,648	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
6,392,000 (6)	Hilton Domestic Operating Co., Inc., 3.625%, 02/15/2032	$5,557,314	0.1
7,461,000 (6)	Hilton Domestic Operating Co., Inc., 3.750%, 05/01/2029	6,880,769	0.1
8,942,000 (6)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	8,047,590	0.1
3,208,000	Hilton Domestic Operating Co., Inc., 4.875%, 01/15/2030	3,079,161	0.0
4,990,000 (6)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	4,978,435	0.1
11,446,000 (6)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	11,451,695	0.2
5,481,000 (6)(7)	Hilton Domestic Operating Co., Inc., 5.875%, 04/01/2029	5,475,710	0.1
4,495,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/2027	4,439,451	0.1
14,359,000 (6)	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	14,165,557	0.2
3,159,000 (6)	Life Time, Inc., 5.750%, 01/15/2026	3,157,703	0.0
1,398,000 (6)(7)	Life Time, Inc., 6.000%, 11/15/2031	1,384,951	0.0
590,000	Marriott International, Inc. R, 3.125%, 06/15/2026	577,109	0.0
8,323,517 (6)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	8,381,972	0.1
6,402,000 (6)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	6,366,596	0.1
3,047,000 (6)(7)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	3,054,388	0.0
4,538,000 (6)	Vail Resorts, Inc., 6.500%, 05/15/2032	4,592,652	0.1
8,476,000 (7)	Yum! Brands, Inc., 3.625%, 03/15/2031	7,501,398	0.1
3,957,000	Yum! Brands, Inc., 4.625%, 01/31/2032	3,660,410	0.1
7,623,000 (6)	Yum! Brands, Inc., 4.750%, 01/15/2030	7,296,759	0.1
12,932,000	Yum! Brands, Inc., 5.350%, 11/01/2043	12,583,528	0.2
6,106,000 (7)	Yum! Brands, Inc., 5.375%, 04/01/2032	5,919,977	0.1

See Accompanying Notes to Financial Statements

51

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
5,778,000	Yum! Brands, Inc., 6.875%, 11/15/2037	$6,303,365	0.1
		172,050,378	2.6
	Consumer, Non-cyclical: 1.5%
9,730,000 (6)	Avantor Funding, Inc., 3.875%, 11/01/2029	8,903,910	0.1
12,680,000 (6)	Avantor Funding, Inc., 4.625%, 07/15/2028	12,113,762	0.2
2,911,000	Becton Dickinson & Co., 3.700%, 06/06/2027	2,843,287	0.0
7,355,000	Biogen, Inc., 3.150%, 05/01/2050	4,641,980	0.1
591,000	Biogen, Inc., 3.250%, 02/15/2051	379,729	0.0
3,470,000	Biogen, Inc., 5.200%, 09/15/2045	3,149,391	0.0
3,502,000 (6)	Charles River Laboratories International, Inc., 3.750%, 03/15/2029	3,214,640	0.1
1,868,000 (6)	Charles River Laboratories International, Inc., 4.000%, 03/15/2031	1,670,302	0.0
6,585,000 (6)	Charles River Laboratories International, Inc., 4.250%, 05/01/2028	6,252,948	0.1
4,423,000 (6)(7)	Gartner, Inc., 3.625%, 06/15/2029	4,112,303	0.1
2,602,000 (6)	Gartner, Inc., 3.750%, 10/01/2030	2,377,164	0.0
2,536,000 (6)	Gartner, Inc., 4.500%, 07/01/2028	2,473,058	0.0
2,113,000	GE HealthCare Technologies, Inc., 5.650%, 11/15/2027	2,165,983	0.0
2,749,000 (6)	Hologic, Inc., 3.250%, 02/15/2029	2,488,520	0.0
3,141,000 (6)	IQVIA, Inc., 5.000%, 05/15/2027	3,094,724	0.0
6,416,000	IQVIA, Inc., 5.700%, 05/15/2028	6,492,992	0.1
4,109,000 (6)(7)	IQVIA, Inc., 6.500%, 05/15/2030	4,185,227	0.1
5,481,000 (6)	Korn Ferry, 4.625%, 12/15/2027	5,296,394	0.1
5,640,000 (6)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	5,706,518	0.1
1,263,000 (6)	PRA Health Sciences, Inc., 2.875%, 07/15/2026	1,218,278	0.0
1,272,000	Revvity, Inc., 3.300%, 09/15/2029	1,174,293	0.0
4,105,000	Service Corp. International, 3.375%, 08/15/2030	3,594,735	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
760,000	Service Corp. International, 4.625%, 12/15/2027	$740,719	0.0
3,501,000	Service Corp. International, 5.750%, 10/15/2032	3,400,287	0.1
4,471,000 (6)	Surgery Center Holdings, Inc., 7.250%, 04/15/2032	4,566,430	0.1
700,000 (6)	Teleﬂex, Inc., 4.250%, 06/01/2028	667,537	0.0
3,728,000	Teleﬂex, Inc., 4.625%, 11/15/2027	3,615,920	0.1
		100,541,031	1.5

	Financial: 3.3%
2,992,000 (6)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 5.875%, 11/01/2029	2,889,064	0.0
3,505,000 (6)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 10/15/2027	3,479,554	0.1
14,062,000 (6)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 04/15/2028	14,142,589	0.2
12,149,000 (6)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 01/15/2031	12,209,756	0.2
831,000	American Tower Corp., 1.500%, 01/31/2028	750,206	0.0
3,495,000	American Tower Corp., 1.875%, 10/15/2030	2,930,343	0.1
2,727,000	American Tower Corp., 2.100%, 06/15/2030	2,338,358	0.0
2,793,000	American Tower Corp., 2.900%, 01/15/2030	2,516,785	0.0
4,010,000	American Tower Corp., 3.800%, 08/15/2029	3,798,959	0.1
4,840,000 (6)	AmWINS Group, Inc., 6.375%, 02/15/2029	4,872,705	0.1
2,318,000 (6)	AssuredPartners, Inc., 7.500%, 02/15/2032	2,496,831	0.0
4,650,000 (6)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	4,522,552	0.1
1,060,000	Crown Castle, Inc., 4.300%, 02/15/2029	1,026,460	0.0
4,051,000	Crown Castle, Inc., 4.900%, 09/01/2029	4,008,446	0.1
6,752,000	Crown Castle, Inc., 5.200%, 09/01/2034	6,581,868	0.1

See Accompanying Notes to Financial Statements

52

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
812,000	Crown Castle, Inc., 5.600%, 06/01/2029	$828,053	0.0
2,790,000 (6)	HUB International Ltd., 5.625%, 12/01/2029	2,708,481	0.0
61,659,000 (6)	HUB International Ltd., 7.250%, 06/15/2030	63,251,050	1.0
33,652,000 (6)	HUB International Ltd., 7.375%, 01/31/2032	34,199,783	0.5
1,248,000 (6)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	1,261,833	0.0
2,001,000 (6)(7)	Ryan Specialty Group LLC, 4.375%, 02/01/2030	1,881,041	0.0
3,505,000 (6)	Ryan Specialty LLC, 5.875%, 08/01/2032	3,470,311	0.1
6,977,000	SBA Communications Corp., 3.125%, 02/01/2029	6,303,757	0.1
11,553,000	SBA Communications Corp., 3.875%, 02/15/2027	11,069,037	0.2
411,000 (6)	SBA Tower Trust, 6.599%, 11/15/2052	421,736	0.0
11,269,000 (6)	USI, Inc., 7.500%, 01/15/2032	11,668,565	0.2
1,804,000	VICI Properties L.P., 5.125%, 05/15/2032	1,757,813	0.0
5,048,000 (7)	VICI Properties L.P., 5.750%, 04/01/2034	5,097,910	0.1
2,784,000 (6)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	2,703,149	0.0
2,109,000 (6)	VICI Properties L.P. / VICI Note Co., Inc., 4.125%, 08/15/2030	1,961,110	0.0
676,000 (6)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 12/01/2029	648,250	0.0
2,012,000 (6)	VICI Properties L.P. / VICI Note Co., Inc., 5.750%, 02/01/2027	2,030,711	0.0
		219,827,066	3.3

	Industrial: 1.1%
3,558,000	Ball Corp., 6.000%, 06/15/2029	3,588,238	0.1
3,012,000 (6)	GFL Environmental, Inc., 4.000%, 08/01/2028	2,854,514	0.0
3,268,000 (6)	GFL Environmental, Inc., 4.375%, 08/15/2029	3,092,111	0.1
3,367,000 (6)(7)	GFL Environmental, Inc., 4.750%, 06/15/2029	3,236,367	0.1
2,347,000 (6)	GFL Environmental, Inc., 6.750%, 01/15/2031	2,412,965	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
5,372,000	Howmet Aerospace, Inc., 3.000%, 01/15/2029	$4,998,018	0.1
5,038,000	Howmet Aerospace, Inc., 5.900%, 02/01/2027	5,147,617	0.1
902,000	Martin Marietta Materials, Inc., 2.400%, 07/15/2031	767,681	0.0
1,175,000 (6)	Sensata Technologies BV, 4.000%, 04/15/2029	1,079,311	0.0
934,000 (6)	Sensata Technologies BV, 5.875%, 09/01/2030	914,751	0.0
1,787,000 (6)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,564,219	0.0
664,000 (6)	Sensata Technologies, Inc., 4.375%, 02/15/2030	608,859	0.0
2,101,000	TransDigm, Inc., 4.625%, 01/15/2029	1,969,168	0.0
6,332,000	TransDigm, Inc., 5.500%, 11/15/2027	6,227,233	0.1
15,449,000 (6)	TransDigm, Inc., 6.375%, 03/01/2029	15,502,635	0.2
12,151,000 (6)	TransDigm, Inc., 6.625%, 03/01/2032	12,275,860	0.2
5,979,000 (6)	TransDigm, Inc., 7.125%, 12/01/2031	6,129,749	0.1
		72,369,296	1.1

	Technology: 1.0%
1,731,000 (6)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	1,642,519	0.0
3,295,000 (6)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	3,111,539	0.0
4,891,000	Booz Allen Hamilton, Inc., 5.950%, 08/04/2033	5,005,970	0.1
3,516,000 (6)	Broadcom, Inc., 4.150%, 04/15/2032	3,298,368	0.1
1,284,000	Broadridge Financial Solutions, Inc., 2.600%, 05/01/2031	1,099,399	0.0
1,790,000 (6)	Clarivate Science Holdings Corp., 3.875%, 07/01/2028	1,668,919	0.0
1,280,000 (6)(7)	Clarivate Science Holdings Corp., 4.875%, 07/01/2029	1,194,626	0.0
918,000	Crowdstrike Holdings, Inc., 3.000%, 02/15/2029	835,151	0.0
3,574,000 (6)	Ellucian Holdings, Inc., 6.500%, 12/01/2029	3,584,450	0.1
3,629,000 (6)	MSCI, Inc., 3.250%, 08/15/2033	3,068,577	0.0

See Accompanying Notes to Financial Statements

53

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
11,448,000 (6)	MSCI, Inc., 3.625%, 09/01/2030	$10,464,442	0.2
3,440,000 (6)	MSCI, Inc., 3.625%, 11/01/2031	3,092,525	0.0
9,157,000 (6)	MSCI, Inc., 3.875%, 02/15/2031	8,390,429	0.1
3,699,000 (6)	MSCI, Inc., 4.000%, 11/15/2029	3,490,175	0.1
4,165,000 (6)	PTC, Inc., 4.000%, 02/15/2028	3,964,237	0.1
4,541,000 (6)	UKG, Inc., 6.875%, 02/01/2031	4,611,874	0.1
2,112,000	VMware LLC, 4.700%, 05/15/2030	2,067,839	0.0
3,937,000	Workday, Inc., 3.800%, 04/01/2032	3,584,233	0.1
		64,175,272	1.0
	Total Corporate Bonds/ Notes (Cost $687,842,409)	692,534,462	10.5

BANK LOANS: 8.9%
	Communications: 0.2%
14,691,963	SBA Senior Finance II LLC, Tranche B, 6.110%, (TSFR1M+3.500%), 01/27/2031	14,707,272	0.2

	Consumer, Cyclical: 0.8%
16,409,713	Hilton Worldwide, Tranche B4, 6.088%, (TSFR1M+3.500%), 11/08/2030	16,503,149	0.2
9,962,831	Inspire Brands Inc., 6.857%, (TSFR1M+3.500%), 12/15/2027	9,985,407	0.2
9,104,946	SkyMiles IP Ltd. (Delta Air Lines, Inc.), Tranche B, 8.367%, (US0003M +3.750%), 10/20/2027	9,278,504	0.1
19,884,000	Varsity Brands, Initial Term Loan, 8.271%, (TSFR3M+3.750%), 08/26/2031	19,939,914	0.3
		55,706,974	0.8

	Consumer, Non-cyclical: 0.9%
10,437,111	ADMI Corp., Amendment No. 5 Incremental Term Loan, 8.221%, (TSFR1M+3.750%), 12/23/2027	10,289,249	0.1
917,977	ADMI Corp., Tranche B, 10.107%, (TSFR1M+5.750%), 04/30/2025	924,288	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
3,984,798	ADMI Corp., Tranche B3-DD, 7.846%, (TSFR1M+3.375%), 02/14/2025	$3,912,573	0.1
5,276,719	Heartland Dental, LLC, 2024 New Term Loan, 8.857%, (TSFR1M+3.500%), 04/28/2028	5,293,209	0.1
26,372,541	Loire UK Midco 3 Limited, Facility B (USD), 7.957%, (US0003M +3.250%), 04/21/2027	26,356,058	0.4
4,454,691	Loire UK Midco 3 Limited, Facility B2 (USD), 8.207%, (US0001M +3.750%), 04/21/2027	4,443,554	0.1
5,578,825	Medline Borrower, LP, Tranche B, 7.595%, (TSFR1M+3.500%), 10/23/2028	5,607,717	0.1
		56,826,648	0.9

	Financial: 3.1%
10,044,290	Alliant Holdings Intermediate, LLC, Tranche B6, 7.106%, (TSFR1M+2.750%), 09/19/2031	10,084,467	0.1
17,949,849 (8)	AmWINS Group, Inc., Tranche B, 02/22/2028	18,025,328	0.3
24,853,898	AssuredPartners, Inc., Tranche B5, 7.857%, (TSFR1M+3.500%), 02/14/2031	24,934,151	0.4
21,169,360	Broadstreet Partners, Inc., Tranche B4, 8.095%, (TSFR1M+3.250%), 06/16/2031	21,309,014	0.3
8,704,000 (8)	CPI Holdco, LLC, TL B 1L, 05/29/2031	8,706,716	0.1
84,433,746	Hub International Limited, Tranche B, 7.367%, (TSFR3M+3.000%), 06/20/2030	85,097,817	1.3
3,661,493	Truist Insurance Holdings LLC, Initial Term Loan (Second Lien), 9.079%, (TSFR1M+3.500%), 05/06/2032	3,763,710	0.1
12,730,104 (8)	USI, Inc., 2024 Term B Loan, 11/23/2029	12,732,388	0.2
18,841,363 (8)	USI, Inc., TL B 1L, 09/27/2030	18,835,470	0.3
		203,489,061	3.1

See Accompanying Notes to Financial Statements

54

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Health Care: 0.6%
23,168,940	athenahealth Group Inc., Tranche B, 7.607%, (TSFR1M+3.250%), 02/15/2029	$23,280,638	0.4
63,467	Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan, 6.457%, (TSFR1M+2.250%), 11/08/2027	63,916	0.0
9,772,200	Icon Parent Inc, TL B 1L, 7.516%, (TSFR3M+3.000%), 09/11/2031	9,818,618	0.1
5,813,100 (8)	Icon Parent Inc, TL B 2L, 09/11/2032	5,919,672	0.1
		39,082,844	0.6

	Industrial: 0.9%
29,730,617	Filtration Group Corporation, 2021 Incremental Term Loan, 7.971%, (TSFR1M+3.500%), 10/21/2028	29,995,398	0.5
11,350,245	Filtration Group Corporation, 2023 Extended Euro Term Loan, 7.113%, (EUR003M+4.250%), 10/21/2028	11,786,553	0.2
1,499,207	Trans Union LLC, 2019 Replacement Term B-5 Loan, 6.207%, (TSFR1M+1.750%), 11/16/2026	1,502,643	0.0
1,546,671	TransDigm Inc., Tranche I, 7.079%, (TSFR3M+3.250%), 08/24/2028	1,553,036	0.0
12,574,085	TransDigm Inc., Tranche K, 7.354%, (TSFR3M+3.500%), 03/22/2030	12,624,859	0.2
		57,462,489	0.9

	Technology: 2.4%
9,720,002	Applied Systems, Inc., Initial Term Loan (2024) (Second Lien), 9.579%, (TSFR3M+5.2500%), 02/23/2032	10,016,666	0.1
51,857,600	Applied Systems, Inc., Tranche B, 7.604%, (TSFR3M+3.500%), 02/24/2031	52,410,039	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
15,814,365	Azaela Topco., Initial Term Loan (2024) (First Lien), 7.607%, (TSFR1M+3.500%), 04/30/2031	$ 15,876,136	0.2
903,471 (8)	CCC Intelligent Solutions Inc., Tranche B, 09/21/2028	908,441	0.0
10,779,000	Ellucian Holdings, Initial Term Loan (First Lien), 7.357%, (TSFR1M+3.000%), 10/29/2029	10,866,579	0.2
14,708,388	Epicor Software Corporation (fka Eagle Parent Inc.), Term E Loan, 7.823%, (TSFR1M+3.250%), 05/23/2031	14,831,570	0.2
3,553,758	Informatica Corp., Term B Loan, 6.607%, (TSFR1M+3.500%), 10/27/2028	3,576,708	0.1
4,234,341	Quartz AcquireCo, Tranche B, 7.079%, 06/28/2030	4,263,452	0.1
13,735,295	Storable, Inc., Tranche B, 7.857%, (TSFR1M+3.250%), 04/17/2028	13,844,752	0.2
31,212,795	UKG Inc., Tranche B, 7.926%, (TSFR3M+3.500%), 02/10/2031	31,477,043	0.5
		158,071,386	2.4
	Total Bank Loans (Cost $581,704,123)	585,346,674	8.9

ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
4,483,800 (6)	Domino's Pizza Master Issuer LLC 2017- 1A A23, 4.118%, 07/25/2047	4,370,622	0.1
3,561,600 (6)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,307,260	0.0
		7,677,882	0.1
	Total Asset-Backed Securities (Cost $7,997,183)	7,677,882	0.1
	Total Long-Term Investments (Cost $5,689,454,887)	6,293,695,228	95.4

See Accompanying Notes to Financial Statements

55

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 5.1%
	Repurchase Agreements: 0.3%
4,114,204 (9)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $4,115,241, collateralized by various U.S. Government Agency Obligations, 2.500%-7.311%, Market Value plus accrued interest $4,196,488, due 10/01/27-11/01/54)	$4,114,204	0.0
5,702,958 (9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $5,704,395, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $5,817,017, due 10/01/29-02/01/57)	5,702,958	0.1
242,494 (9)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $242,553, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $247,344, due 03/27/25-01/01/55)	242,494	0.0
5,060,880 (9)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $5,062,164, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $5,162,098, due 11/01/51-12/01/54)	5,060,880	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
5,702,958 (9)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $5,704,439, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $5,801,777, due 01/15/26-02/15/53)	$5,702,958	0.1
	Total Repurchase Agreements (Cost $20,823,494)	20,823,494	0.3

	Time Deposits: 0.1%
520,000 (9)	Canadian Imperial Bank of Commerce, 4.320%, 01/02/2025	520,000	0.0
540,000 (9)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 01/02/2025	540,000	0.0
570,000 (9)	Mizuho Bank Ltd., 4.330%, 01/02/2025	570,000	0.1
540,000 (9)	Royal Bank of Canada, 4.330%, 01/02/2025	540,000	0.0
550,000 (9)	Societe Generale S.A., 4.330%, 01/02/2025	550,000	0.0
560,000 (9)	Toronto-Dominion Bank, 4.350%, 01/02/2025	560,000	0.0
	Total Time Deposits (Cost $3,280,000)	3,280,000	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.7%
312,850,650 (10)	T. Rowe Price Government Reserve Investment Fund, 4.510% (Cost $312,850,650)	$312,850,650	4.7
	Total Short-Term Investments (Cost $336,954,144)	336,954,144	5.1
	Total Investments in Securities (Cost $6,026,409,031)	$6,630,649,372	100.5
	Liabilities in Excess of Other Assets	(33,318,510)	(0.5)
	Net Assets	$6,597,330,862	100.0

See Accompanying Notes to Financial Statements

56

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this security is pledged to cover open written call options at December 31, 2024.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $33,184,055 or 0.5% of net assets. Please refer to the table below for additional details.
(5)	Preferred Stock may be called prior to convertible date.
(6)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(7)	Security, or a portion of the security, is on loan.
(8)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of December 31, 2024.

Currency Abbreviations:

EUR	EU Euro

Reference Rate Abbreviations:

EUR003M	3-month EURIBOR
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

57

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Asset-Backed Securities	$—	$7,677,882	$—	$7,677,882
Bank Loans	—	585,346,674	—	585,346,674
Common Stock*	3,993,412,350	—	—	3,993,412,350
Corporate Bonds/Notes	—	692,534,462	—	692,534,462
Preferred Stock	5,277,809	17,718,585	33,184,055	56,180,449
Short-Term Investments	312,850,650	24,103,494	—	336,954,144
U.S. Treasury Obligations	—	958,543,411	—	958,543,411
Total Investments, at fair value	$4,311,540,809	$2,285,924,508	$33,184,055	$6,630,649,372
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(12,020,661)	$—	$(12,020,661)
Total Liabilities	$—	$(12,020,661)	$—	$(12,020,661)

^	See Note 2, “Signiﬁcant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Waymo LLC., Series A-2	5/8/2020	$35,484,706	$33,184,055
		$35,484,706	$33,184,055

At December 31, 2024, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

		Put/	Expiration	Exercise		Number of	Notional		Premiums
Description	Counterparty	Call	Date	Price		Contracts	Amount		Received	Fair Value
Abbott Laboratories	Goldman Sachs & Co.	Call	01/17/25	USD	120.000	175	USD	1,979,425	$47,400	$(2,301)
Abbott Laboratories	Goldman Sachs & Co.	Call	01/17/25	USD	125.000	175	USD	1,979,425	24,972	(199)
Alphabet, Inc. - Class A	Wells Fargo Securities, LLC	Call	01/17/25	USD	175.000	87	USD	1,646,910	67,375	(132,497)
Alphabet, Inc. - Class A	Wells Fargo Securities, LLC	Call	01/17/25	USD	180.000	493	USD	9,332,490	578,511	(535,253)
Alphabet, Inc. - Class A	Wells Fargo Securities, LLC	Call	01/17/25	USD	185.000	87	USD	1,646,910	40,440	(61,043)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	200.000	349	USD	7,656,711	247,591	(718,974)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	200.000	281	USD	6,164,859	177,274	(578,887)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	200.000	541	USD	13,547,722	634,052	(2,752,293)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	215.000	541	USD	13,547,722	322,977	(1,945,780)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	250.000	351	USD	8,789,742	174,212	(158,244)
Aurora Innovation, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	7.000	1,397	USD	880,110	101,981	(32,047)
Danaher Corp.	UBS AG	Call	01/17/25	USD	290.000	69	USD	1,583,895	62,151	—
Danaher Corp.	UBS AG	Call	01/17/25	USD	300.000	325	USD	7,460,375	344,601	—
Danaher Corp.	UBS AG	Call	01/17/25	USD	300.000	300	USD	6,886,500	269,433	—
Danaher Corp.	UBS AG	Call	01/17/25	USD	300.000	140	USD	3,213,700	71,400	—
Danaher Corp.	UBS AG	Call	01/16/26	USD	330.000	300	USD	6,886,500	485,289	(68,346)

See Accompanying Notes to Financial Statements

58

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

		Put/	Expiration	Exercise		Number of	Notional		Premiums
Description	Counterparty	Call	Date	Price		Contracts	Amount		Received	Fair Value
DTE Energy Co.	Barclays Bank PLC	Call	01/17/25	USD	130.000	87	USD	1,050,525	$24,801	$(991)
DTE Energy Co.	Barclays Bank PLC	Call	01/17/25	USD	135.000	209	USD	2,523,675	61,270	(504)
DTE Energy Co.	Barclays Bank PLC	Call	01/17/25	USD	135.000	87	USD	1,050,525	12,822	(210)
Hilton Worldwide Holdings, Inc.	Barclays Bank PLC	Call	01/17/25	USD	220.000	134	USD	3,311,944	110,240	(375,804)
Hilton Worldwide Holdings, Inc.	Barclays Bank PLC	Call	01/17/25	USD	220.000	91	USD	2,249,156	82,070	(255,210)
Hilton Worldwide Holdings, Inc.	Barclays Bank PLC	Call	01/17/25	USD	230.000	134	USD	3,311,944	71,555	(248,552)
Hilton Worldwide Holdings, Inc.	Barclays Bank PLC	Call	01/17/25	USD	230.000	91	USD	2,249,156	53,821	(168,793)
Hilton Worldwide Holdings, Inc.	Barclays Bank PLC	Call	01/17/25	USD	250.000	278	USD	6,871,048	137,966	(97,173)
Intuit, Inc.	Bank of America N.A.	Call	01/17/25	USD	660.000	61	USD	3,827,506	128,346	(22,611)
Intuit, Inc.	Bank of America N.A.	Call	01/17/25	USD	660.000	8	USD	501,968	15,348	(2,965)
Intuit, Inc.	Bank of America N.A.	Call	01/17/25	USD	700.000	35	USD	2,196,110	147,245	(1,974)
Intuit, Inc.	Bank of America N.A.	Call	01/17/25	USD	740.000	35	USD	2,196,110	94,045	(383)
Mastercard, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	480.000	124	USD	6,519,920	298,468	(590,906)
Mastercard, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	490.000	124	USD	6,519,920	251,348	(471,397)
Mastercard, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	490.000	35	USD	1,840,300	55,676	(133,056)
Mastercard, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	500.000	124	USD	6,519,920	208,568	(355,443)
Mastercard, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	515.000	35	USD	1,840,300	26,538	(55,219)
Mastercard, Inc.- Class A	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	520.000	139	USD	7,308,620	167,830	(167,612)
McKesson Corp.	Goldman Sachs & Co.	Call	01/17/25	USD	600.000	145	USD	8,263,695	431,665	(27,150)
McKesson Corp.	Goldman Sachs & Co.	Call	01/17/25	USD	620.000	145	USD	8,263,695	306,240	(7,319)
McKesson Corp.	Goldman Sachs & Co.	Call	01/17/25	USD	640.000	31	USD	1,766,721	90,534	(438)
McKesson Corp.	Goldman Sachs & Co.	Call	01/17/25	USD	680.000	30	USD	1,709,730	48,216	(44)
McKesson Corp.	UBS AG	Call	01/17/25	USD	620.000	360	USD	20,516,760	745,920	(18,172)
Meta Platforms, Inc. - Class A	Bank of America N.A.	Call	01/17/25	USD	590.000	70	USD	4,098,570	228,070	(92,243)
Meta Platforms, Inc. - Class A	Bank of America N.A.	Call	01/17/25	USD	600.000	209	USD	12,237,159	756,833	(186,292)
Microsoft Corp.	Wells Fargo Securities, LLC	Call	01/17/25	USD	465.000	140	USD	5,901,000	151,304	(2,096)
RTX Corp.	Goldman Sachs & Co.	Call	01/17/25	USD	115.000	361	USD	4,177,492	117,968	(98,957)
RTX Corp.	Goldman Sachs & Co.	Call	01/17/25	USD	120.000	361	USD	4,177,492	70,785	(25,099)
RTX Corp.	Goldman Sachs & Co.	Call	01/17/25	USD	125.000	175	USD	2,025,100	56,791	(2,217)
RTX Corp.	Goldman Sachs & Co.	Call	01/17/25	USD	130.000	419	USD	4,848,668	171,363	(1,068)
RTX Corp.	Goldman Sachs & Co.	Call	01/17/25	USD	130.000	175	USD	2,025,100	32,762	(446)
Teledyne Technologies, Inc.	Goldman Sachs & Co.	Call	03/21/25	USD	460.000	34	USD	1,578,042	48,314	(71,942)
Thermo Fisher Scientifc, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	650.000	139	USD	7,231,197	502,428	(13)
Thermo Fisher Scientifc, Inc.	JPMorgan Chase Bank N.A.		01/17/25	USD	660.000	69	USD	3,589,587	101,943	(3)
Thermo Fisher Scientifc, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	670.000	70	USD	3,641,610	83,485	(2)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/17/25	USD	580.000	318	USD	16,086,348	1,354,543	(25,604)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	600.000	178	USD	9,004,308	566,900	(6,911)
Veralto Corp.	UBS AG	Call	01/17/25	USD	110.000	253	USD	2,576,805	120,155	(4,625)
Veralto Corp.	UBS AG	Call	01/17/25	USD	115.000	253	USD	2,576,805	85,390	(393)
Veralto Corp.	UBS AG	Call	01/17/25	USD	115.000	87	USD	886,095	42,079	(135)
Veralto Corp.	UBS AG	Call	01/17/25	USD	120.000	234	USD	2,383,290	48,496	(13)
Veralto Corp.	UBS AG	Call	01/17/25	USD	120.000	87	USD	886,095	25,509	(5)
Veralto Corp.	UBS AG	Call	01/17/25	USD	120.000	115	USD	1,171,275	21,216	(7)

See Accompanying Notes to Financial Statements

59

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

		Put/	Expiration	Exercise		Number of	Notional		Premiums
Description	Counterparty	Call	Date	Price		Contracts	Amount		Received	Fair Value
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/17/25	USD	290.000	209	USD	6,605,236	$159,866	$(566,611)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/17/25	USD	300.000	210	USD	6,636,840	66,478	(370,880)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/17/25	USD	305.000	199	USD	6,289,196	221,288	(262,277)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/17/25	USD	310.000	199	USD	6,289,196	191,438	(179,504)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/17/25	USD	315.000	199	USD	6,289,196	163,578	(107,883)
Waste Connections, Inc.	Citigroup Global Markets	Call	03/21/25	USD	190.000	174	USD	2,985,492	72,732	(14,030)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	145.000	462	USD	6,198,192	274,354	(1,048)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	150.000	334	USD	4,480,944	190,487	(107)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	150.000	462	USD	6,198,192	186,403	(148)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	140.000	173	USD	2,320,968	104,598	(4,074)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	140.000	124	USD	1,663,584	73,476	(2,920)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	140.000	67	USD	898,872	35,859	(1,578)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	140.000	47	USD	630,552	26,802	(1,107)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	376	USD	5,044,416	169,001	(853)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	262	USD	3,514,992	136,898	(594)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	173	USD	2,320,968	68,487	(392)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	112	USD	1,502,592	60,713	(254)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	124	USD	1,663,584	47,894	(281)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	67	USD	898,872	22,805	(152)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	47	USD	630,552	17,315	(107)
									$14,096,997	$(12,020,661)

Currency Abbreviations:

USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$12,020,661
Total Liability Derivatives		$12,020,661

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$(93,498)
Total	$(93,498)

See Accompanying Notes to Financial Statements

60

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$(5,115,397)
Total	$(5,115,397)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2024:

			Citigroup		JPMorgan		Wells Fargo
	Bank of	Barclays Bank	Global	Goldman	Chase Bank		Securities,
	America N.A.	PLC	Markets	Sachs & Co.	N.A.	UBS AG	LLC	Total
Liabilities:
Written options	$306,468	$1,147,237	$39,634	$1,724,335	$6,638,182	$91,696	$2,073,109	$12,020,661
Total Liabilities	$306,468	$1,147,237	$39,634	$1,724,335	$6,638,182	$91,696	$2,073,109	$12,020,661
Net OTC derivative instruments by counterparty, at fair value	$(306,468)	$(1,147,237)	$(39,634)	$(1,724,335)	$(6,638,182)	$(91,696)	$(2,073,109)	$(12,020,661)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$–
Net Exposure(1)	$(306,468)	$(1,147,237)	$(39,634)	$(1,724,335)	$(6,638,182)	$(91,696)	$(2,073,109)	$(12,020,661)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $6,061,651,209.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$697,850,045
Gross Unrealized Depreciation	(137,928,089)
Net Unrealized Appreciation	$559,921,956

See Accompanying Notes to Financial Statements

61

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.0%
	Communication Services: 3.8%
18,273	AT&T, Inc.	$416,076	0.1
53,039	Comcast Corp. - Class A	1,990,554	0.6
204,974	News Corp. - Class A	5,644,984	1.7
6,256	News Corp. - Class B	190,370	0.0
22,073	Verizon Communications, Inc.	882,699	0.2
35,583	Walt Disney Co.	3,962,167	1.2
		13,086,850	3.8
	Consumer Discretionary: 2.7%
13,996	Dollar General Corp.	1,061,177	0.3
1,500	Home Depot, Inc.	583,485	0.2
48,264 (1)	Kohl's Corp.	677,627	0.2
77,143	Las Vegas Sands Corp.	3,962,064	1.2
89,973 (2)	Mattel, Inc.	1,595,221	0.5
10,100	TJX Cos., Inc.	1,220,181	0.3
		9,099,755	2.7
	Consumer Staples: 8.4%
22,000	Colgate-Palmolive Co.	2,000,020	0.6
76,319	Conagra Brands, Inc.	2,117,852	0.6
264,093	Kenvue, Inc.	5,638,385	1.7
12,800	Keurig Dr Pepper, Inc.	411,136	0.1
41,584	Kimberly-Clark Corp.	5,449,167	1.6
47,068	Philip Morris International, Inc.	5,664,634	1.7
45,611	Tyson Foods, Inc. - Class A	2,619,896	0.8
49,733	Walmart, Inc.	4,493,377	1.3
		28,394,467	8.4
	Energy: 9.4%
12,000	Baker Hughes Co.	492,240	0.2
7,899	Chesapeake Energy Corp.	786,345	0.2
4,974	Chevron Corp.	720,434	0.2
34,670	ConocoPhillips	3,438,224	1.0
24,309	Enbridge, Inc.	1,031,431	0.3
16,806	EOG Resources, Inc.	2,060,079	0.6
56,800	EQT Corp.	2,619,048	0.8
47,915	Exxon Mobil Corp.	5,154,217	1.5
1,500	Phillips 66	170,895	0.1
45,000	Schlumberger NV	1,725,300	0.5
7,257 (1)	South Bow Corp.	171,047	0.1
47,446 (1)	South Bow Corp. (CAD)	1,119,600	0.3
65,900	Suncor Energy, Inc.	2,351,312	0.7
31,386 (1)	TC Energy Corp.	1,460,391	0.4
111,481	TotalEnergies SE	6,211,155	1.8
40,765	Williams Cos., Inc.	2,206,202	0.7
		31,717,920	9.4
	Financials: 23.3%
83,503	American International Group, Inc.	6,079,018	1.8
7,584	Apollo Global Management, Inc.	1,252,574	0.4
79,579	Bank of America Corp.	3,497,497	1.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
82,008	Charles Schwab Corp.	$6,069,412	1.8
22,610	Chubb Ltd.	6,247,143	1.8
72,837	Citigroup, Inc.	5,126,996	1.5
112,673	Equitable Holdings, Inc.	5,314,785	1.6
77,016	Fifth Third Bancorp	3,256,237	1.0
20,766 (2)	Fiserv, Inc.	4,265,752	1.3
41,555	Hartford Financial Services Group, Inc.	4,546,117	1.3
271,049	Huntington Bancshares, Inc.	4,409,967	1.3
23,222	JPMorgan Chase & Co.	5,566,546	1.6
43,854	Loews Corp.	3,713,995	1.1
89,200	MetLife, Inc.	7,303,696	2.2
8,041	Morgan Stanley	1,010,915	0.3
3,800	State Street Corp.	372,970	0.1
62,764	US Bancorp	3,002,002	0.9
111,308	Wells Fargo & Co.	7,818,274	2.3
		78,853,896	23.3
	Health Care: 14.9%
4,360	AbbVie, Inc.	774,772	0.2
41,543	AstraZeneca PLC, ADR	2,721,897	0.8
25,452	Becton Dickinson and Co.	5,774,295	1.7
5,200 (2)	Biogen, Inc.	795,184	0.2
33,300	Bristol-Myers Squibb Co.	1,883,448	0.6
4,720	Cardinal Health, Inc.	558,234	0.2
8,393 (2)	Centene Corp.	508,448	0.1
10,620	Cigna Group	2,932,607	0.9
64,476	CVS Health Corp.	2,894,328	0.9
16,449	Elevance Health, Inc.	6,068,036	1.8
7,055	GE HealthCare Technologies, Inc.	551,560	0.2
1,900	Humana, Inc.	482,049	0.1
17,703	Johnson & Johnson	2,560,208	0.8
39,314	Medtronic PLC	3,140,402	0.9
6,202	Merck & Co., Inc.	616,975	0.2
57,764	Pﬁzer, Inc.	1,532,479	0.4
25,247	Sanoﬁ	2,454,283	0.7
3,600	Thermo Fisher Scientiﬁc, Inc.	1,872,828	0.6
8,900	UnitedHealth Group, Inc.	4,502,154	1.3
218,500	Viatris, Inc.	2,720,325	0.8
49,314	Zimmer Biomet Holdings, Inc.	5,209,038	1.5
		50,553,550	14.9
	Industrials: 13.0%
9,100	3M Co.	1,174,719	0.3
11,156	AGCO Corp.	1,042,863	0.3
22,494 (2)	Boeing Co.	3,981,438	1.2
72,358	CSX Corp.	2,334,993	0.7
6,900	Cummins, Inc.	2,405,340	0.7
10,400	Fortive Corp.	780,000	0.2
4,009	GE Vernova, Inc.	1,318,680	0.4

See Accompanying Notes to Financial Statements

62

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
37,377	General Electric Co.	$ 6,234,110	1.8
1,100	Honeywell International, Inc.	248,479	0.1
26,935	L3Harris Technologies, Inc.	5,663,892	1.7
8,257	Norfolk Southern Corp.	1,937,918	0.6
6,493	Rockwell Automation, Inc.	1,855,634	0.6
19,034	Siemens AG, Reg	3,711,533	1.1
99,762	Southwest Airlines Co.	3,353,998	1.0
54,116	Stanley Black & Decker, Inc.	4,344,974	1.3
27,775	United Parcel Service, Inc. - Class B	3,502,427	1.0
		43,890,998	13.0
	Information Technology: 8.9%
8,400	Accenture PLC - Class A	2,955,036	0.9
2,400 (2)	Adobe, Inc.	1,067,232	0.3
8,300 (2)	Advanced Micro Devices, Inc.	1,002,557	0.3
13,717	Applied Materials, Inc.	2,230,796	0.7
17,688	Cisco Systems, Inc.	1,047,130	0.3
51,800	Intel Corp.	1,038,590	0.3
11,590	Microsoft Corp.	4,885,185	1.4
41,911	Qualcomm, Inc.	6,438,368	1.9
2,400	Salesforce, Inc.	802,392	0.2
62,696	Samsung Electronics Co. Ltd.	2,237,420	0.7
22,800	TE Connectivity PLC	3,259,716	1.0
17,002	Texas Instruments, Inc.	3,188,045	0.9
		30,152,467	8.9
	Materials: 3.5%
60,505	CF Industries Holdings, Inc.	5,162,286	1.5
105,163	International Paper Co.	5,659,873	1.7
10,800	West Fraser Timber Co. Ltd.	934,740	0.3
		11,756,899	3.5
	Real Estate: 3.9%
66,907	Equity Residential	4,801,246	1.4
76,965	Rayonier, Inc.	2,008,787	0.6
36,900	Rexford Industrial Realty, Inc.	1,426,554	0.4
5,500	Vornado Realty Trust	231,220	0.1
168,971	Weyerhaeuser Co.	4,756,534	1.4
		13,224,341	3.9
	Utilities: 6.2%
44,212	Ameren Corp.	3,941,058	1.2
5,000	Atmos Energy Corp.	696,350	0.2
55,099	Dominion Energy, Inc.	2,967,632	0.9
34,806	NextEra Energy, Inc.	2,495,242	0.7
13,877	NiSource, Inc.	510,119	0.1
28,700	PG&E Corp.	579,166	0.2
34,169	Sempra Energy	2,997,305	0.9

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
81,986	Southern Co.	$6,749,087	2.0
		20,935,959	6.2
	Total Common Stock (Cost $258,586,850)	331,667,102	98.0

PREFERRED STOCK: 1.1%
	Consumer Discretionary: 0.5%
8,874 (3)	Dr Ing hc F Porsche AG	537,759	0.2
12,805	Volkswagen AG	1,181,456	0.3
		1,719,215	0.5
	Industrials: 0.4%
23,187	Boeing Co.	1,428,783	0.4

	Utilities: 0.2%
14,210	NextEra Energy, Inc.	581,473	0.2
	Total Preferred Stock (Cost $4,520,183)	3,729,471	1.1
	Total Long-Term Investments (Cost $263,107,033)	335,396,573	99.1

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.9%
922,054 (4)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $922,280, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $940,495, due 03/27/25-01/01/55)	922,054	0.3

See Accompanying Notes to Financial Statements

63

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,000,254, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $1,020,000, due 11/01/51-12/01/54)	$ 1,000,000	0.3
1,000,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,000,260, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,017,328, due 01/15/26-02/15/53)	1,000,000	0.3
	Total Repurchase Agreements (Cost $2,922,054)	2,922,054	0.9
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
101,498 (5)	T. Rowe Price Government Reserve Fund, 5.400% (Cost $101,498)	$ 101,498	0.0
	Total Short-Term Investments (Cost $3,023,552)	3,023,552	0.9
	Total Investments in Securities (Cost $266,130,585)	$ 338,420,125	100.0
	Liabilities in Excess of Other Assets	(117,125)	0.0
	Net Assets	$ 338,303,000	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

64

VY® T. Rowe Price	PORTFOLIO OF INVESTMENTS
Equity Income Portfolio	as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$13,086,850	$—	$—	$13,086,850
Consumer Discretionary	9,099,755	—	—	9,099,755
Consumer Staples	28,394,467	—	—	28,394,467
Energy	25,506,765	6,211,155	—	31,717,920
Financials	78,853,896	—	—	78,853,896
Health Care	48,099,267	2,454,283	—	50,553,550
Industrials	40,179,465	3,711,533	—	43,890,998
Information Technology	27,915,047	2,237,420	—	30,152,467
Materials	11,756,899	—	—	11,756,899
Real Estate	13,224,341	—	—	13,224,341
Utilities	20,935,959	—	—	20,935,959
Total Common Stock	317,052,711	14,614,391	—	331,667,102
Preferred Stock	—	3,729,471	—	3,729,471
Short-Term Investments	101,498	2,922,054	—	3,023,552
Total Investments, at fair value	$317,154,209	$21,265,916	$—	$338,420,125

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $266,826,256.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$84,549,039
Gross Unrealized Depreciation	(12,955,845)
Net Unrealized Appreciation	$71,593,194

See Accompanying Notes to Financial Statements

65

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

		Per Share			Per Share
Portfolio Name	Type	Amount	Portfolio Name	Type	Amount
Voya Government Liquid Assets Portfolio			VY® Morgan Stanley Global Franchise Portfolio
Class I	NII	$0.0491	Class ADV	NII	$0.0410
Class S	NII	$0.0466	Class R6	NII	$0.1339
Class S2	NII	$0.0451	Class S	NII	$0.0894
All Classes	STCG	$0.0004	Class S2	NII	$0.0660
			All Classes	STCG	$0.0017
VY® CBRE Global Real Estate Portfolio			All Classes	LTCG	$1.5130
Class ADV	NII	$0.2575
Class I	NII	$0.3195	VY® T. Rowe Price Capital Appreciation Portfolio
Class S	NII	$0.2934	Class ADV	NII	$0.3669
Class S2	NII	$0.2792	Class I	NII	$0.8371
			Class R6	NII	$0.8371
VY® Invesco Growth and Income Portfolio			Class S	NII	$0.7176
Class ADV	NII	$0.2405	Class S2	NII	$0.7817
Class I	NII	$0.3813	All Classes	LTCG	$0.0368
Class S	NII	$0.3182	All Classes	LTCG	$0.3039
Class S2	NII	$0.2915
All Classes	STCG	$0.0523	VY® T. Rowe Price Equity Income Portfolio
All Classes	LTCG	$2.4758	Class ADV	NII	$0.1565
			Class I	NII	$0.2146
VY® JPMorgan Emerging Markets Equity Portfolio			Class S	NII	$0.1876
Class ADV	NII	$0.0632	Class S2	NII	$0.1624
Class I	NII	$0.1368	All Classes	STCG	$0.0458
Class S	NII	$0.1021	All Classes	LTCG	$0.4722
Class S2	NII	$0.0790

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

VY® Invesco Growth and Income Portfolio	100.00%
VY® JPMorgan Emerging Markets Equity Portfolio	2.64%
VY® Morgan Stanley Global Franchise Portfolio	100.00%
VY® T. Rowe Price Capital Appreciation Portfolio	18.27%
VY® T. Rowe Price Equity Income Portfolio	98.62%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

VY® Invesco Growth and Income Portfolio	$38,697,988
VY® Morgan Stanley Global Franchise Portfolio	$28,738,841
VY® T. Rowe Price Capital Appreciation Portfolio	$92,946,889
VY® T. Rowe Price Equity Income Portfolio	$14,975,853

Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Derived from
	Taxes Paid	Amount	Foreign Sourced Income*
VY® JPMorgan Emerging Markets Equity Portfolio	$ 736,922	$0.0350	92.78%

*	None of the Portfolio’s income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

66

TAX INFORMATION (Unaudited) (continued)

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS, SUB-ADVISORY CONTRACTS AND SUB-SUB-ADVISORY CONTRACT

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Investors Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management, sub-advisory and sub-sub-advisory contracts, and who are not “interested persons” of Voya Government Liquid Assets Portfolio, VY® CBRE Global Real Estate Portfolio, VY® Invesco Growth and Income Portfolio, VY® JPMorgan Emerging Markets Equity Portfolio, VY® Morgan Stanley Global Franchise Portfolio, VY® T. Rowe Price Capital Appreciation Portfolio, and VY® T. Rowe Price Equity Income Portfolio, each a series of the Trust (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal, for an additional one-year period ending November 30, 2025, of: (1) the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Portfolios; (2) the sub-advisory contracts (the “Sub-Advisory Contracts”) with Voya Investment Management Co. LLC, CBRE Investment Management Listed Real Assets LLC, Invesco Advisers, Inc., J.P. Morgan Investment Management Inc., and T. Rowe Price Associates, Inc., the respective sub-advisers to each Portfolio (the “Sub-Advisers”); and (3) the sub-sub-advisory contract (the “Sub-Sub-Advisory Contract” and together with the Management Contracts and Sub-Advisory Contracts, the “Contracts”) with Morgan Stanley Investment Management Limited, the sub-sub-adviser to VY® Morgan Stanley Global Franchise Portfolio (the “Sub-Sub-Adviser”).

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager, Sub-Advisers or Sub-Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts, sub-advisory contracts and sub-sub-advisory contract for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management, sub-advisory and sub-sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory and sub-sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers and sub-sub-adviser, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-adviser.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager, a Sub-Adviser or the Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers and their sub-sub-adviser. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers and their sub-sub-adviser, if any, to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ and Sub-Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and sub-sub-adviser and to recommend appropriate changes in investment strategies, sub-advisers and sub-sub-adviser, or allocation among sub-advisers and sub-sub-adviser in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s and the Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser and the Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with each Sub-Adviser and the Sub-Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Advisers and Sub-Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers and Sub-Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager, Sub-Advisers and Sub-Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager, each Sub-Adviser and the Sub-Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management, sub-advisory and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Advisers and the Sub-Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Portfolios do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager, Sub-Advisers or the Sub-Sub-Adviser could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory and sub-sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager and the relevant Sub-Adviser, respectively.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Advisers, and the Sub-Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager, Sub-Advisers or Sub-Sub-Adviser, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser with respect to sub-advisory and sub-sub-advisory fee schedules, that the Manager is responsible for paying the fees of the Sub-Advisers and that the applicable Sub-Adviser is responsible for paying the fees of the Sub-Sub-Adviser.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group and which additional services the Manager pays for on behalf of certain of the Portfolios under the “bundled fee” arrangement in return for a single management fee (“Unified Fee Structure”). The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser and the Sub-Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Advisers and Sub-Sub-Adviser, which are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser with respect to the negotiation of sub-advisory and sub-sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers and sub-sub-adviser may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Advisers and Sub-Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s and Sub-Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s, Sub-Advisers’ and Sub-Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Government Liquid Assets Portfolio

In considering whether to approve the renewal of the Contracts for Voya Government Liquid Assets Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio outperformed its Morningstar category average for all periods presented; and (2) the Portfolio outperformed its primary benchmark for the all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the second quintile; (b) the Portfolio's contractual management fee rate is ranked in the first quintile; and (c) the Portfolio's net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

VY® CBRE Global Real Estate Portfolio

In considering whether to approve the renewal of the Contracts for VY® CBRE Global Real Estate Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the three-year and five-year periods, the second quintile for the one-year and ten-year periods and the third quintile for the year-to-date period; and (2) the Portfolio outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s management fee rate and net expense ratio.

VY® Invesco Growth and Income Portfolio

In considering whether to approve the renewal of the Contracts for VY® Invesco Growth and Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date, one-year, three-year and five-year periods, and the third quintile for the ten-year period; and (2) the Portfolio outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the third quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

VY® JPMorgan Emerging Markets Equity Portfolio

In considering whether to approve the renewal of the Contracts for VY® JPMorgan Emerging Markets Equity Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the ten-year period, the fourth quintile for the year-to-date and five-year periods and the fifth quintile for the one-year and three-year periods; and (2) the Portfolio

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underperformed its primary benchmark for all periods presented, with the exception of the ten-year period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fifth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio's net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding: (1) the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure; and (2) its belief that the Portfolio’s pricing is competitive.

VY® Morgan Stanley Global Franchise Portfolio

In considering whether to approve the renewal of the Contracts for VY® Morgan Stanley Global Franchise Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the ten-year period, the third quintile for the three-year period, the fourth quintile for the one-year and five-year periods and the fifth quintile for the year-to-date period; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the ten-year period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fifth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio's net expense ratio is ranked in the fifth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding: (1) the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure; and (2) its belief that the Portfolio’s pricing is competitive.

VY® T. Rowe Price Capital Appreciation Portfolio

In considering whether to approve the renewal of the Contracts for VY® T. Rowe Price Capital Appreciation Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the three-year, five-year and ten-year periods, the second quintile for the one-year period, and the third quintile for the year-to-date period; and (2) the Portfolio underperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the second quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's net expense ratio is ranked in the second quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

VY® T. Rowe Price Equity Income Portfolio

In considering whether to approve the renewal of the Contracts for VY® T. Rowe Price Equity Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the third quintile of its Morningstar category

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for the year-to-date, one-year, three-year and five-year periods and the fourth quintile for the ten-year period; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the three-year and five-year periods, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the third quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2025.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VIT1AISS2 (1224)

Annual Financial Statements and Other Information

December 31, 2024

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Balanced Income Portfolio	■	Voya Limited Maturity Bond Portfolio
■	Voya High Yield Portfolio	■	Voya U.S. Stock Index Portfolio
■	Voya Large Cap Growth Portfolio	■	VY® CBRE Real Estate Portfolio
■	Voya Large Cap Value Portfolio	■	VY® JPMorgan Small Cap Core Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Balanced Income Portfolio, Voya High Yield Portfolio, Voya Large Cap Growth Portfolio, Voya Large Cap Value Portfolio, Voya Limited Maturity Bond Portfolio, Voya U.S. Stock Index Portfolio, VY® CBRE Real Estate Portfolio and VY® JPMorgan Small Cap Core Equity Portfolio and the Board of Trustees of Voya Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Balanced Income Portfolio, Voya High Yield Portfolio, Voya Large Cap Growth Portfolio, Voya Large Cap Value Portfolio, Voya Limited Maturity Bond Portfolio, Voya U.S. Stock Index Portfolio, VY® CBRE Real Estate Portfolio and VY® JPMorgan Small Cap Core Equity Portfolio (collectively referred to as the “Portfolios”) (eight of the portfolios constituting Voya Investors Trust (the “Trust”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (eight of the portfolios constituting Voya Investors Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Balanced	Voya High Yield	Voya Large Cap	Voya Large Cap
	Income Portfolio	Portfolio	Growth Portfolio	Value Portfolio
ASSETS:
Investments in securities at fair value+*	$443,788,769	$305,895,183	$2,324,923,982	$576,735,658
Investments in affiliates at fair value**	71,138,690	–	–	–
Short-term investments at fair value†	7,767,884	33,200,334	8,841,000	2,283,000
Cash	524,598	407,879	331,581	97,092
Cash collateral for futures contracts	1,857,640	–	–	–
Cash pledged for centrally cleared swaps (Note 2)	1,020,000	–	–	–
Foreign currencies at value‡	4,614	–	–	1,744
Receivables:
Investment securities sold	671,447	1,274,062	–	3,766,296
Fund shares sold	4,590	327,762	16,127	46,062
Dividends	159,046	–	315,345	644,296
Interest	1,847,907	4,921,990	105	73
Foreign tax reclaims	161,519	–	48,300	32,765
Variation margin on centrally cleared swaps	2,623	–	–	–
Unrealized appreciation on forward foreign currency contracts	427,141	–	–	–
Unrealized appreciation on forward premium swaptions	333,557	–	–	–
Prepaid expenses	1,383	–	27,629	3,637
Reimbursement due from Investment Adviser	107,056	–	294,023	50,926
Other assets	73,496	34,062	275,992	70,607
Total assets	529,891,960	346,061,272	2,335,074,084	583,732,156

LIABILITIES:
Income distribution payable	–	76	–	–
Payable for investment securities purchased	58,628	1,610,540	–	2,054,627
Payable for fund shares redeemed	257,900	157,623	3,529,623	341,040
Payable upon receipt of securities loaned	3,460,649	25,732,083	–	–
Unrealized depreciation on forward foreign currency contracts	41,777	–	–	–
Unrealized depreciation on forward premium swaptions	221,336	–	–	–
Unrealized depreciation on OTC swap agreements	9,436	–	–	–
Variation margin payable on futures contracts	20,855	–	–	–
Cash received as collateral for OTC derivatives (Note 2)	210,000	–	–	–
Payable for unified fees	–	127,309	–	–
Payable for investment management fees	287,507	–	1,246,673	375,053
Payable for distribution and shareholder service fees	59,913	34,396	250,678	28,720
Payable to trustees under the deferred compensation plan (Note 6)	73,496	34,062	275,992	70,607
Payable for trustee fees	930	–	9,351	1,463
Other accrued expenses and liabilities	129,949	–	456,677	141,641
Written options, at fair value^	189,141	–	–	–
Total liabilities	5,021,517	27,696,089	5,768,994	3,013,151
NET ASSETS	$524,870,443	$318,365,183	$2,329,305,090	$580,719,005

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

		Voya Balanced	Voya High Yield	Voya Large Cap	Voya Large Cap
		Income Portfolio	Portfolio	Growth Portfolio	Value Portfolio
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$485,186,591	$404,605,451	$1,329,803,873	$449,597,034
Total distributable earnings (loss)		39,683,852	(86,240,268)	999,501,217	131,121,971
NET ASSETS		$524,870,443	$318,365,183	$2,329,305,090	$580,719,005

+	Including securities loaned at value	$3,315,961	$24,993,927	$—	$—
*	Cost of investments in securities	$401,823,068	$306,326,721	$1,569,876,743	$525,253,848
**	Cost of investments in affiliates	$71,648,209	$—	$—	$—
†	Cost of short-term investments	$7,768,253	$33,201,009	$8,841,000	$2,283,000
‡	Cost of foreign currencies	$4,616	$—	$—	$1,782
^	Premiums received on written options	$215,336	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Balanced	Voya High Yield	Voya Large Cap	Voya Large Cap
	Income Portfolio	Portfolio	Growth Portfolio	Value Portfolio
Class ADV
Net assets	$45,532,889	$57,508,399	$395,904,778	$43,980,087
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,765,321	6,611,299	28,025,242	7,665,668
Net asset value and redemption price per share	$9.56	$8.70	$14.13	$5.74

Class I
Net assets	$312,127,654	$233,485,550	$1,518,130,607	$399,147,363
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,681,250	26,824,999	82,687,733	62,897,473
Net asset value and redemption price per share	$10.17	$8.70	$18.36	$6.35

Class R6
Net assets	n/a	n/a	$67,229,257	$112,519,216
Shares authorized	n/a	n/a	unlimited	unlimited
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	3,655,857	17,873,557
Net asset value and redemption price per share	n/a	n/a	$18.39	$6.30

Class S
Net assets	$164,600,638	$25,956,827	$304,779,442	$24,820,375
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,272,587	2,983,919	18,018,804	4,172,732
Net asset value and redemption price per share	$10.12	$8.70	$16.91	$5.95

Class S2
Net assets	$2,609,262	$1,414,407	$43,261,006	$251,964
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	258,374	162,415	2,633,724	42,224
Net asset value and redemption price per share	$10.10	$8.71	$16.43	$5.97

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Limited			VY® JPMorgan
	Maturity Bond	Voya U.S. Stock	VY® CBRE Real	Small Cap Core
	Portfolio	Index Portfolio	Estate Portfolio	Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$294,112,359	$4,046,328,327	$164,665,495	$418,521,390
Short-term investments at fair value†	3,144,781	54,893,916	5,535,358	21,636,059
Cash	829	628,296	–	–
Cash collateral for futures contracts	754,100	3,003,348	–	500,500
Receivables:
Investment securities sold	9,832,422	–	3,244,298	–
Fund shares sold	280,576	875,335	1,116,016	211,938
Dividends	55,680	2,662,039	573,510	370,152
Interest	2,163,210	–	–	–
Foreign tax reclaims	–	–	1,089	25,492
Variation margin on futures contracts	32,678	–	–	4,410
Prepaid expenses	–	–	1,057	–
Reimbursement due from Investment Adviser	–	–	38,057	–
Other assets	16,354	224,395	25,290	29,881
Total assets	310,392,989	4,108,615,656	175,200,170	441,299,822

LIABILITIES:
Payable for investment securities purchased	9,923,047	–	3,236,585	23,987
Payable for fund shares redeemed	198,365	3,868,778	118,868	47,147
Payable upon receipt of securities loaned	2,874,781	2,300,916	4,733,296	13,899,637
Variation margin payable on futures contracts	–	225,656	–	–
Payable for unified fees	68,876	938,479	–	327,521
Payable for investment management fees	–	–	121,057	–
Payable for distribution and shareholder service fees	15,943	119,956	46,664	74,877
Payable to trustees under the deferred compensation plan (Note 6)	16,354	224,395	25,290	29,881
Payable for trustee fees	–	–	442	–
Other accrued expenses and liabilities	–	–	68,200	–
Total liabilities	13,097,366	7,678,180	8,350,402	14,403,050
NET ASSETS	$297,295,623	$4,100,937,476	$166,849,768	$426,896,772

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$322,634,756	$1,902,571,968	$163,837,429	$341,373,329
Total distributable earnings (loss)	(25,339,133)	2,198,365,508	3,012,339	85,523,443
NET ASSETS	$297,295,623	$4,100,937,476	$166,849,768	$426,896,772

+ Including securities loaned at value	$2,810,302	$2,242,610	$4,705,452	$13,450,961
* Cost of investments in securities	$294,277,213	$2,290,186,214	$160,435,525	$370,966,833
† Cost of short-term investments	$3,144,781	$54,893,916	$5,535,358	$21,636,059

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Limited			VY® JPMorgan
	Maturity Bond	Voya U.S. Stock	VY® CBRE Real	Small Cap Core
	Portfolio	Index Portfolio	Estate Portfolio	Equity Portfolio
Class ADV
Net assets	$10,032,926	$93,832,293	$34,072,112	$106,939,064
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,078,969	4,929,226	1,297,182	7,472,558
Net asset value and redemption price per share	$9.30	$19.04	$26.27	$14.31

Class I
Net assets	$235,922,825	$3,761,609,022	$2,503,518	$209,997,191
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	24,861,904	185,601,831	87,814	12,734,765
Net asset value and redemption price per share	$9.49	$20.27	$28.51	$16.49

Class R6
Net assets	n/a	n/a	n/a	$30,642,430
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,860,875
Net asset value and redemption price per share	n/a	n/a	n/a	$16.47

Class S
Net assets	$51,339,872	$49,386,331	$124,124,579	$77,527,169
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,370,410	2,476,091	4,346,740	4,844,242
Net asset value and redemption price per share	$9.56	$19.95	$28.56	$16.00

Class S2
Net assets	n/a	$196,109,830	$6,149,559	$1,790,918
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	10,073,451	216,836	114,490
Net asset value and redemption price per share	n/a	$19.47	$28.36	$15.64

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya Balanced	Voya High Yield	Voya Large Cap	Voya Large Cap
	Income Portfolio	Portfolio	Growth Portfolio	Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,992,279	$4,707	$20,802,861	$12,880,218
Dividends from affiliated underlying funds	2,192,820	—	—	—
Interest, net of foreign taxes withheld*	9,605,611	27,719,799	20,619	4,243
Securities lending income, net	25,326	267,722	9,078	21,097
Other	1,736	2,010	20,477	2,782
Total investment income	14,817,772	27,994,238	20,853,035	12,908,340

EXPENSES:
Investment management fees	2,040,261	—	24,300,468	4,345,218
Unified fees	—	1,910,087	—	—
Distribution and shareholder service fees:
Class ADV	279,792	351,582	7,323,363	269,929
Class S	426,436	306,020	2,451,086	62,658
Class S2	10,410	5,155	189,850	958
Transfer agent fees:
Class ADV	21,519	—	405,866	49,377
Class I	70,424	—	462,134	435,571
Class R6	—	—	7	69
Class S	78,699	—	326,254	27,496
Class S2	1,200	—	15,557	262
Shareholder reporting expense	9,306	—	122,092	24,414
Professional fees	16,422	—	244,735	21,048
Custody and accounting expense	128,139	—	206,273	36,720
Trustee fees and expenses	9,297	24,050	93,507	14,634
Miscellaneous expense	22,120	—	210,044	24,559
Interest expense	1,524	158	4,013	4,179
Total expenses	3,115,549	2,597,052	36,355,249	5,317,092
Waived and reimbursed fees	(155,270)	(58,467)	(1,237,811)	(1,020,385)
Net expenses	2,960,279	2,538,585	35,117,438	4,296,707
Net investment income (loss)	11,857,493	25,455,653	(14,264,403)	8,611,633

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,511,532	(8,237,473)	1,026,093,133	81,906,365
Capital gain distributions from affiliated underlying funds	433,746	—	—	—
Forward foreign currency contracts	(121,979)	—	—	—
Foreign currency related transactions	(33,991)	—	—	(153)
Futures	(3,215,377)	—	—	—
Swaps	(674,729)	—	—	—
Written options	711,853	—	—	—
Net realized gain (loss)	6,611,055	(8,237,473)	1,026,093,133	81,906,212
Net change in unrealized appreciation (depreciation) on:
Investments	21,030,413	12,622,663	(47,297,067)	514,195
Affiliated underlying funds	(678,308)	—	—	—
Forward foreign currency contracts	483,391	—	—	—
Foreign currency related transactions	(9,991)	—	—	(2,201)
Futures	(577,718)	—	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2024 (continued)

	Voya Balanced	Voya High Yield	Voya Large Cap	Voya Large Cap
	Income Portfolio	Portfolio	Growth Portfolio	Value Portfolio
Swaps	687,848	—	—	—
Written options	(181,977)	—	—	—
Net change in unrealized appreciation (depreciation)	20,753,658	12,622,663	(47,297,067)	511,994
Net realized and unrealized gain	27,364,713	4,385,190	978,796,066	82,418,206
Increase in net assets resulting from operations	$39,222,206	$29,840,843	$964,531,663	$91,029,839
* Foreign taxes withheld	$74,789	$—	$29,303	$6,641

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya Limited			VY® JPMorgan
	Maturity Bond	Voya U.S. Stock	VY® CBRE Real	Small Cap Core
	Portfolio	Index Portfolio	Estate Portfolio	Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$867,279	$61,011,627	$6,212,364	$5,483,950
Interest, net of foreign taxes withheld*	14,316,188	174,020	740	22,371
Securities lending income, net	42,777	21,683	4,502	98,957
Other	1,609	21,296	867	2,112
Total investment income	15,227,853	61,228,626	6,218,473	5,607,390

EXPENSES:
Investment management fees	—	—	1,500,605	—
Unified fees	874,099	11,312,728	—	3,815,758
Distribution and shareholder service fees:
Class ADV	63,981	481,635	215,513	662,055
Class S	134,943	503,559	327,941	211,691
Class S2	—	773,335	26,498	10,679
Transfer agent fees:
Class ADV	—	—	46,633	—
Class I	—	—	3,662	—
Class S	—	—	170,266	—
Class S2	—	—	8,598	—
Shareholder reporting expense	—	—	4,186	—
Professional fees	—	—	14,676	—
Custody and accounting expense	—	—	15,110	—
Trustee fees and expenses	20,024	248,870	4,417	25,871
Miscellaneous expense	—	—	11,017	—
Interest expense	1,015	—	929	—
Total expenses	1,094,062	13,320,127	2,350,051	4,726,054
Waived and reimbursed fees	—	(20,140)	(489,961)	—
Brokerage commission recapture	—	—	(4,024)	(31,571)
Net expenses	1,094,062	13,299,987	1,856,066	4,694,483
Net investment income	14,133,791	47,928,639	4,362,407	912,907
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,904,542)	544,427,010	5,286,240	49,903,939
Foreign currency related transactions	—	—	(2)	—
Futures	(93,202)	12,818,670	—	410,131
Written options	22,461	—	—	—
Net realized gain (loss)	(3,975,283)	557,245,680	5,286,238	50,314,070
Net change in unrealized appreciation (depreciation) on:
Investments	6,100,321	351,189,020	(2,171,913)	(5,207,202)
Foreign currency related transactions	—	—	(61)	—
Futures	(827,898)	(2,686,500)	—	(411,921)
Net change in unrealized appreciation (depreciation)	5,272,423	348,502,520	(2,171,974)	(5,619,123)
Net realized and unrealized gain	1,297,140	905,748,200	3,114,264	44,694,947
Increase in net assets resulting from operations	$15,430,931	$953,676,839	$7,476,671	$45,607,854
* Foreign taxes withheld	$112	$11,231	$—	$32,008

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Income Portfolio		Voya High Yield Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$11,857,493	$7,609,710	$25,455,653	$24,727,312
Net realized gain (loss)	6,611,055	(5,733,815)	(8,237,473)	(22,729,361)
Net change in unrealized appreciation (depreciation)	20,753,658	23,126,073	12,622,663	42,803,261
Increase in net assets resulting from operations	39,222,206	25,001,968	29,840,843	44,801,212

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(437,682)	(1,227,818)	(3,584,436)	(3,705,327)
Class I	(4,554,640)	(189,048)	(13,938,626)	(10,392,759)
Class S	(2,035,861)	(5,048,114)	(7,942,640)	(11,049,941)
Class S2	(27,184)	(65,675)	(81,429)	(91,781)
Total distributions	(7,055,367)	(6,530,655)	(25,547,131)	(25,239,808)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,931,067	6,032,986	106,740,301	32,449,656
Proceeds from shares issued in merger (Note 14)	313,900,290	—	—	—
Reinvestment of distributions	7,055,347	6,530,655	25,362,917	25,239,808
	328,886,704	12,563,641	132,103,218	57,689,464
Cost of shares redeemed	(64,054,294)	(45,081,247)	(219,998,822)	(69,392,592)
Net increase (decrease) in net assets resulting from capital share transactions	264,832,410	(32,517,606)	(87,895,604)	(11,703,128)
Net increase (decrease) in net assets	296,999,249	(14,046,293)	(83,601,892)	7,858,276

NET ASSETS:
Beginning of year or period	227,871,194	241,917,487	401,967,075	394,108,799
End of year or period	$524,870,443	$227,871,194	$318,365,183	$401,967,075

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large Cap Growth Portfolio		Voya Large Cap Value Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income (loss)	$(14,264,403)	$(9,722,264)	$8,611,633	$8,744,296
Net realized gain (loss)	1,026,093,133	(10,259,903)	81,906,212	29,390,675
Net change in unrealized appreciation (depreciation)	(47,297,067)	1,257,178,882	511,994	27,589,174
Increase in net assets resulting from operations	964,531,663	1,237,196,715	91,029,839	65,724,145

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(3,147,056)	(1,303,610)
Class I	—	—	(26,183,574)	(9,303,366)
Class R6	—	—	(7,858,342)	(2,631,959)
Class S	—	—	(1,742,353)	(693,315)
Class S2	—	—	(16,420)	(5,538)
Total distributions	—	—	(38,947,745)	(13,937,788)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	81,274,562	83,341,744	47,304,154	27,918,362
Reinvestment of distributions	—	—	38,947,745	13,937,788
	81,274,562	83,341,744	86,251,899	41,856,150
Cost of shares redeemed	(2,804,567,561)	(904,081,988)	(94,589,424)	(57,465,256)
Net decrease in net assets resulting from capital share transactions	(2,723,292,999)	(820,740,244)	(8,337,525)	(15,609,106)
Net increase (decrease) in net assets	(1,758,761,336)	416,456,471	43,744,569	36,177,251

NET ASSETS:
Beginning of year or period	4,088,066,426	3,671,609,955	536,974,436	500,797,185
End of year or period	$2,329,305,090	$4,088,066,426	$580,719,005	$536,974,436

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Limited
	Maturity Bond Portfolio		Voya U.S. Stock Index Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$14,133,791	$14,041,286	$47,928,639	$60,579,630
Net realized gain (loss)	(3,975,283)	(6,465,488)	557,245,680	1,965,590,294
Net change in unrealized appreciation (depreciation)	5,272,423	8,808,925	348,502,520	(877,348,712)
Increase in net assets resulting from operations	15,430,931	16,384,723	953,676,839	1,148,821,212

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(460,481)	(424,110)	(8,431,480)	(9,031,029)
Class I	(12,455,204)	(11,622,668)	(347,586,480)	(407,886,465)
Class S	(2,520,284)	(2,156,802)	(22,399,357)	(26,935,088)
Class S2	—	—	(17,901,080)	(17,290,587)
Total distributions	(15,435,969)	(14,203,580)	(396,318,397)	(461,143,169)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	59,249,183	59,426,259	405,822,366	468,597,054
Reinvestment of distributions	15,414,924	14,198,443	396,318,397	461,143,169
	74,664,107	73,624,702	802,140,763	929,740,223
Cost of shares redeemed	(120,597,819)	(105,634,585)	(1,522,297,189)	(4,290,950,365)
Net decrease in net assets resulting from capital share transactions	(45,933,712)	(32,009,883)	(720,156,426)	(3,361,210,142)
Net decrease in net assets	(45,938,750)	(29,828,740)	(162,797,984)	(2,673,532,099)

NET ASSETS:
Beginning of year or period	343,234,373	373,063,113	4,263,735,460	6,937,267,559
End of year or period	$297,295,623	$343,234,373	$4,100,937,476	$4,263,735,460

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

			VY® JPMorgan
	VY® CBRE Real Estate Portfolio		Small Cap Core Equity Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$4,362,407	$4,330,105	$912,907	$1,568,346
Net realized gain (loss)	5,286,238	(8,339,600)	50,314,070	(8,285,357)
Net change in unrealized appreciation (depreciation)	(2,171,974)	28,351,594	(5,619,123)	56,382,129
Increase in net assets resulting from operations	7,476,671	24,342,099	45,607,854	49,665,118

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(844,777)	(3,418,264)	(53,504)	(7,725,895)
Class I	(80,434)	(329,319)	(1,076,249)	(16,187,878)
Class R6	—	—	(161,903)	(2,175,104)
Class S	(3,261,221)	(12,007,871)	(244,489)	(5,759,805)
Class S2	(162,004)	(610,894)	(1,142)	(415,060)
Total distributions	(4,348,436)	(16,366,348)	(1,537,287)	(32,263,742)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,804,194	4,643,347	25,496,384	29,304,622
Reinvestment of distributions	4,348,436	16,366,348	1,537,287	32,263,742
	11,152,630	21,009,695	27,033,671	61,568,364
Cost of shares redeemed	(35,641,312)	(38,069,753)	(81,733,652)	(100,850,572)
Net decrease in net assets resulting from capital share transactions	(24,488,682)	(17,060,058)	(54,699,981)	(39,282,208)
Net decrease in net assets	(21,360,447)	(9,084,307)	(10,629,414)	(21,880,832)

NET ASSETS:
Beginning of year or period	188,210,215	197,294,522	437,526,186	459,407,018
End of year or period	$166,849,768	$188,210,215	$426,896,772	$437,526,186

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Balanced Income Portfolio
Class ADV
12-31-24	8.58	0.26	•	0.81	1.07	0.09	—	—	0.09	—	9.56	12.46	1.25	1.20	1.20	2.80	45,533	80
12-31-23	7.93	0.24	•	0.62	0.86	0.21	—	—	0.21	—	8.58	11.02	1.24	1.20	1.20	2.95	46,186	142
12-31-22	10.39	0.19	•	(1.67)	(1.48)	0.18	0.80	—	0.98	—	7.93	(14.30)	1.24	1.20	1.20	2.13	48,684	104
12-31-21	9.77	0.17	•	0.67	0.84	0.22	—	—	0.22	—	10.39	8.65	1.22	1.20	1.20	1.69	65,611	133
12-31-20	10.65	0.21	•	(0.01)	0.20	0.36	0.72	—	1.08	—	9.77	2.80	1.22	1.20	1.20	2.20	66,515	69
Class I
12-31-24	9.13	0.34	•	0.84	1.18	0.14	—	—	0.14	—	10.17	13.00	0.65	0.60	0.60	3.36	312,128	80
12-31-23	8.43	0.31	•	0.66	0.97	0.27	—	—	0.27	—	9.13	11.68	0.64	0.60	0.60	3.56	6,009	142
12-31-22	10.99	0.26	•	(1.77)	(1.51)	0.25	0.80	—	1.05	—	8.43	(13.78)	0.64	0.60	0.60	2.73	6,024	104
12-31-21	10.31	0.25	•	0.71	0.96	0.28	—	—	0.28	—	10.99	9.42	0.62	0.60	0.60	2.29	7,878	133
12-31-20	11.19	0.29	•	(0.03)	0.26	0.42	0.72	—	1.14	—	10.31	3.33	0.62	0.60	0.60	2.79	7,943	69
Class S
12-31-24	9.08	0.31	•	0.85	1.16	0.12	—	—	0.12	—	10.12	12.79	0.90	0.85	0.85	3.14	164,601	80
12-31-23	8.38	0.29	•	0.66	0.95	0.25	—	—	0.25	—	9.08	11.42	0.89	0.85	0.85	3.30	173,258	142
12-31-22	10.92	0.23	•	(1.75)	(1.52)	0.22	0.80	—	1.02	—	8.38	(13.97)	0.89	0.85	0.85	2.47	184,513	104
12-31-21	10.25	0.22	•	0.70	0.92	0.25	—	—	0.25	—	10.92	9.09	0.87	0.85	0.85	2.04	256,146	133
12-31-20	11.13	0.26	•	(0.03)	0.23	0.39	0.72	—	1.11	—	10.25	3.03	0.87	0.85	0.85	2.55	266,536	69
Class S2
12-31-24	9.06	0.29	•	0.85	1.14	0.10	—	—	0.10	—	10.10	12.66	1.05	1.00	1.00	3.01	2,609	80
12-31-23	8.36	0.27	•	0.66	0.93	0.23	—	—	0.23	—	9.06	11.20	1.04	1.00	1.00	3.15	2,418	142
12-31-22	10.89	0.22	•	(1.75)	(1.53)	0.20	0.80	—	1.00	—	8.36	(14.14)	1.04	1.00	1.00	2.32	2,698	104
12-31-21	10.22	0.20	•	0.70	0.90	0.23	—	—	0.23	—	10.89	8.88	1.02	1.00	1.00	1.89	4,112	133
12-31-20	11.10	0.27		(0.04)	0.23	0.39	0.72	—	1.11	—	10.22	3.02	1.02	1.00	1.00	2.40	5,189	69
Voya High Yield Portfolio
Class ADV
12-31-24	8.65	0.53	•	0.05	0.58	0.53	—	—	0.53	—	8.70	6.90	1.10	1.08	1.08	6.10	57,509	88
12-31-23	8.23	0.50	•	0.43	0.93	0.51	—	—	0.51	—	8.65	11.63	1.09	1.08	1.08	5.91	61,268	47
12-31-22	9.94	0.46	•	(1.72)	(1.26)	0.45	—	—	0.45	—	8.23	(12.83)	1.10	1.08	1.08	5.22	61,172	21
12-31-21	9.96	0.45	•	0.01	0.46	0.46	—	0.02	0.48	—	9.94	4.65	1.10	1.08	1.08	4.52	79,216	63
12-31-20	9.94	0.46	•	0.03	0.49	0.46	—	0.01	0.47	—	9.96	5.26	1.10	1.08	1.08	4.80	80,017	90
Class I
12-31-24	8.66	0.58	•	0.04	0.62	0.58	—	—	0.58	—	8.70	7.42	0.50	0.48	0.48	6.70	233,489	88
12-31-23	8.24	0.55	•	0.43	0.98	0.56	—	—	0.56	—	8.66	12.28	0.49	0.48	0.48	6.51	165,274	47
12-31-22	9.95	0.51	•	(1.72)	(1.21)	0.50	—	—	0.50	—	8.24	(12.28)	0.50	0.48	0.48	5.83	152,175	21
12-31-21	9.97	0.51	•	0.01	0.52	0.52	—	0.02	0.54	—	9.95	5.28	0.50	0.48	0.48	5.12	189,224	63
12-31-20	9.94	0.51	•	0.05	0.56	0.52	—	0.01	0.53	—	9.97	6.00	0.50	0.48	0.48	5.40	191,358	90
Class S
12-31-24	8.65	0.56	•	0.05	0.61	0.56	—	—	0.56	—	8.70	7.28	0.75	0.73	0.73	6.45	25,957	88
12-31-23	8.23	0.52	•	0.44	0.96	0.54	—	—	0.54	—	8.65	12.01	0.74	0.73	0.73	6.26	174,158	47
12-31-22	9.94	0.49	•	(1.72)	(1.23)	0.48	—	—	0.48	—	8.23	(12.52)	0.75	0.73	0.73	5.56	179,355	21
12-31-21	9.96	0.48	•	0.01	0.49	0.49	—	0.02	0.51	—	9.94	5.01	0.75	0.73	0.73	4.87	244,800	63
12-31-20	9.94	0.49	•	0.04	0.53	0.50	—	0.01	0.51	—	9.96	5.63	0.75	0.73	0.73	5.15	266,537	90
Class S2
12-31-24	8.66	0.55	•	0.05	0.60	0.55	—	—	0.55	—	8.71	7.12	0.90	0.88	0.88	6.29	1,414	88
12-31-23	8.24	0.51	•	0.43	0.94	0.52	—	—	0.52	—	8.66	11.83	0.89	0.88	0.88	6.10	1,267	47
12-31-22	9.95	0.48	•	(1.72)	(1.24)	0.47	—	—	0.47	—	8.24	(12.63)	0.90	0.88	0.88	5.34	1,407	21
12-31-21	9.97	0.47	•	0.01	0.48	0.48	—	0.02	0.50	—	9.95	4.86	0.90	0.88	0.88	4.72	2,688	63
12-31-20	9.95	0.48	•	0.03	0.51	0.48	—	0.01	0.49	—	9.97	5.48	0.90	0.88	0.88	4.99	3,119	90

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Large Cap Growth Portfolio
Class ADV
12-31-24	10.54	(0.09	)•	3.68	3.59	—	—	—	—	—	14.13	34.06	1.31	1.27	1.27	(0.73)	395,905	42
12-31-23	7.69	(0.05	)•	2.90	2.85	—	—	—	—	—	10.54	37.06	1.31	1.27	1.27	(0.56)	1,497,865	57
12-31-22	19.43	(0.07	)•	(5.77)	(5.84)	—	5.90	—	5.90	—	7.69	(30.97)	1.31	1.27	1.27	(0.58)	1,263,757	47
12-31-21	20.45	(0.14	)•	3.76	3.62	—	4.64	—	4.64	—	19.43	18.89	1.30	1.27	1.27	(0.68)	2,085,856	72
12-31-20	17.96	(0.08)		5.00	4.92	—	2.43	—	2.43	—	20.45	30.11	1.32	1.27	1.27	(0.43)	2,073,088	86
Class I
12-31-24	13.62	(0.01	)•	4.75	4.74	—	—	—	—	—	18.36	34.80	0.71	0.67	0.67	(0.09)	1,518,131	42
12-31-23	9.88	0.01	•	3.73	3.74	—	—	—	—	—	13.62	37.86	0.71	0.67	0.67	0.05	1,260,097	57
12-31-22	22.48	0.00	*•	(6.70)	(6.70)	—	5.90	—	5.90	—	9.88	(30.50)	0.71	0.67	0.67	0.02	1,251,871	47
12-31-21	22.90	(0.02	)•	4.24	4.22	—	4.64	—	4.64	—	22.48	19.55	0.70	0.67	0.67	(0.07)	1,937,889	72
12-31-20	19.83	0.04	•	5.57	5.61	0.11	2.43	—	2.54	—	22.90	30.88	0.72	0.67	0.67	0.17	2,436,873	86
Class R6
12-31-24	13.64	(0.01	)•	4.76	4.75	—	—	—	—	—	18.39	34.82	0.68	0.67	0.67	(0.09)	67,229	42
12-31-23	9.90	0.01	•	3.73	3.74	—	—	—	—	—	13.64	37.78	0.67	0.67	0.67	0.05	66,206	57
12-31-22	22.50	0.00	*	(6.70)	(6.70)	—	5.90	—	5.90	—	9.90	(30.47)	0.68	0.67	0.67	0.02	53,900	47
12-31-21	22.91	(0.02	)•	4.25	4.23	—	4.64	—	4.64	—	22.50	19.58	0.67	0.67	0.67	(0.08)	95,588	72
12-31-20	19.84	0.03		5.58	5.61	0.11	2.43	—	2.54	—	22.91	30.86	0.67	0.67	0.67	0.16	88,303	86
Class S
12-31-24	12.57	(0.06	)•	4.40	4.34	—	—	—	—	—	16.91	34.53	0.96	0.92	0.92	(0.38)	304,779	42
12-31-23	9.15	(0.02	)•	3.44	3.42	—	—	—	—	—	12.57	37.38	0.96	0.92	0.92	(0.21)	1,219,524	57
12-31-22	21.47	(0.03	)•	(6.39)	(6.42)	—	5.90	—	5.90	—	9.15	(30.66)	0.96	0.92	0.92	(0.23)	1,066,004	47
12-31-21	22.10	(0.07	)•	4.08	4.01	—	4.64	—	4.64	—	21.47	19.28	0.95	0.92	0.92	(0.33)	1,787,956	72
12-31-20	19.21	(0.01)		5.38	5.37	0.05	2.43	—	2.48	—	22.10	30.59	0.97	0.92	0.92	(0.08)	1,867,154	86
Class S2
12-31-24	12.23	(0.07	)•	4.27	4.20	—	—	—	—	—	16.43	34.34	1.11	1.07	1.07	(0.50)	43,261	42
12-31-23	8.91	(0.04	)•	3.36	3.32	—	—	—	—	—	12.23	37.26	1.11	1.07	1.07	(0.36)	44,374	57
12-31-22	21.16	(0.05	)•	(6.30)	(6.35)	—	5.90	—	5.90	—	8.91	(30.80)	1.11	1.07	1.07	(0.38)	36,077	47
12-31-21	21.87	(0.10	)•	4.03	3.93	—	4.64	—	4.64	—	21.16	19.10	1.10	1.07	1.07	(0.48)	64,403	72
12-31-20	19.03	(0.04)		5.33	5.29	0.02	2.43	—	2.45	—	21.87	30.43	1.12	1.07	1.07	(0.22)	65,511	86
Voya Large Cap Value Portfolio
Class ADV
12-31-24	5.30	0.05	•	0.81	0.86	0.10	0.32	—	0.42	—	5.74	16.39	1.47	1.28	1.28	0.93	43,980	101
12-31-23	4.83	0.06	•	0.57	0.63	0.09	0.07	—	0.16	—	5.30	13.03	1.48	1.24	1.24	1.18	44,283	82
12-31-22	13.67	0.08	•	(1.13)	(1.05)	0.06	7.73	—	7.79	—	4.83	(3.88)	1.50	1.24	1.24	1.02	46,054	74
12-31-21	11.16	0.08	•	2.83	2.91	0.22	0.18	—	0.40	—	13.67	26.24	1.42	1.24	1.24	0.66	52,418	82
12-31-20	11.96	0.15		0.26	0.41	0.18	1.03	—	1.21	—	11.16	5.61	1.43	1.24	1.24	1.43	47,671	130
Class I
12-31-24	5.80	0.10	•	0.88	0.98	0.11	0.32	—	0.43	—	6.35	17.06	0.87	0.68	0.68	1.53	399,147	101
12-31-23	5.23	0.10	•	0.62	0.72	0.08	0.07	—	0.15	—	5.80	13.73	0.88	0.64	0.64	1.78	375,498	82
12-31-22	14.04	0.13	•	(1.13)	(1.00)	0.08	7.73	—	7.81	—	5.23	(3.21)	0.90	0.64	0.64	1.62	357,384	74
12-31-21	11.45	0.17	•	2.90	3.07	0.30	0.18	—	0.48	—	14.04	26.99	0.82	0.64	0.64	1.26	386,934	82
12-31-20	12.22	0.22		0.28	0.50	0.24	1.03	—	1.27	—	11.45	6.28	0.83	0.64	0.64	2.02	329,385	130
Class R6
12-31-24	5.76	0.10	•	0.87	0.97	0.11	0.32	—	0.43	—	6.30	16.99	0.76	0.68	0.68	1.53	112,519	101
12-31-23	5.21	0.10	•	0.62	0.72	0.10	0.07	—	0.17	—	5.76	13.80	0.77	0.64	0.64	1.77	92,856	82
12-31-22	14.03	0.12	•	(1.12)	(1.00)	0.09	7.73	—	7.82	—	5.21	(3.26)	0.78	0.64	0.64	1.71	72,042	74
12-31-21	11.44	0.19	•	2.88	3.07	0.30	0.18	—	0.48	—	14.03	27.02	0.76	0.64	0.64	1.41	12,976	82
12-31-20	12.21	0.21	•	0.29	0.50	0.24	1.03	—	1.27	—	11.44	6.27	0.77	0.64	0.64	2.01	230	130

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Large Cap Value Portfolio (continued)
Class S
12-31-24	5.46	0.08	•	0.83	0.91	0.10	0.32	—	0.42	—	5.95	16.89	1.12	0.93	0.93	1.28	24,820	101
12-31-23	4.96	0.08	•	0.58	0.66	0.09	0.07	—	0.16	—	5.46	13.28	1.13	0.89	0.89	1.53	24,122	82
12-31-22	13.78	0.10	•	(1.11)	(1.01)	0.08	7.73	—	7.81	—	4.96	(3.47)	1.15	0.89	0.89	1.36	25,128	74
12-31-21	11.25	0.13	•	2.85	2.98	0.27	0.18	—	0.45	—	13.78	26.67	1.07	0.89	0.89	0.99	30,661	82
12-31-20	12.04	0.19		0.27	0.46	0.22	1.03	—	1.25	—	11.25	5.97	1.08	0.89	0.89	1.78	611,514	130
Class S2
12-31-24	5.48	0.07	•	0.84	0.91	0.10	0.32	—	0.42	—	5.97	16.73	1.27	1.08	1.08	1.13	252	101
12-31-23	4.97	0.07	•	0.59	0.66	0.08	0.07	—	0.15	—	5.48	13.24	1.28	1.04	1.04	1.38	215	164
12-31-22	13.80	0.09	•	(1.12)	(1.03)	0.07	7.73	—	7.80	—	4.97	(3.69)	1.28	1.04	1.04	1.23	189	74
12-31-21	11.27	0.11	•	2.85	2.96	0.25	0.18	—	0.43	—	13.80	26.43	1.22	1.04	1.04	0.87	196	82
12-31-20	12.06	0.17	•	0.27	0.44	0.20	1.03	—	1.23	—	11.27	5.86	1.23	1.04	1.04	1.63	154	130
Voya Limited Maturity Bond Portfolio
Class ADV
12-31-24	9.29	0.36	•	0.05	0.41	0.40	—	—	0.40	—	9.30	4.52	0.88	0.88	0.88	3.91	10,033	298
12-31-23	9.23	0.31	•	0.07	0.38	0.32	—	—	0.32	—	9.29	4.17	0.88	0.88	0.88	3.38	11,268	281
12-31-22	9.87	0.14	•	(0.66)	(0.52)	0.12	—	—	0.12	—	9.23	(5.26)	0.88	0.88	0.88	1.53	13,671	306
12-31-21	10.03	0.05	•	(0.10)	(0.05)	0.11	—	—	0.11	—	9.87	(0.55)	0.88	0.88	0.88	0.47	14,958	253
12-31-20	9.91	0.12		0.16	0.28	0.16	—	—	0.16	—	10.03	2.87	0.88	0.88	0.88	1.15	15,016	263
Class I
12-31-24	9.48	0.43	•	0.05	0.48	0.47	—	—	0.47	—	9.49	5.14	0.28	0.28	0.28	4.51	235,923	298
12-31-23	9.42	0.38	•	0.06	0.44	0.38	—	—	0.38	—	9.48	4.79	0.28	0.28	0.28	3.99	273,180	281
12-31-22	10.07	0.21	•	(0.68)	(0.47)	0.18	—	—	0.18	—	9.42	(4.66)	0.28	0.28	0.28	2.16	301,980	306
12-31-21	10.23	0.11	•	(0.10)	0.01	0.17	—	—	0.17	—	10.07	0.08	0.28	0.28	0.28	1.06	329,913	253
12-31-20	10.11	0.17	•	0.18	0.35	0.23	—	—	0.23	—	10.23	3.46	0.28	0.28	0.28	1.70	332,196	263
Class S
12-31-24	9.55	0.41	•	0.05	0.46	0.45	—	—	0.45	—	9.56	4.88	0.53	0.53	0.53	4.26	51,340	298
12-31-23	9.49	0.36	•	0.06	0.42	0.36	—	—	0.36	—	9.55	4.52	0.53	0.53	0.53	3.75	58,787	281
12-31-22	10.15	0.18	•	(0.68)	(0.50)	0.16	—	—	0.16	—	9.49	(4.94)	0.53	0.53	0.53	1.87	57,412	306
12-31-21	10.31	0.08	•	(0.10)	(0.02)	0.14	—	—	0.14	—	10.15	(0.16)	0.53	0.53	0.53	0.82	71,037	253
12-31-20	10.19	0.16		0.16	0.32	0.20	—	—	0.20	—	10.31	3.19	0.53	0.53	0.53	1.50	71,911	263
Voya U.S. Stock Index Portfolio
Class ADV
12-31-24	16.82	0.11	•	3.87	3.98	0.16	1.60	—	1.76	—	19.04	24.06	0.80	0.80	0.80	0.61	93,832	2
12-31-23	15.01	0.14	•	3.54	3.68	0.17	1.70	—	1.87	—	16.82	25.25	0.80	0.80	0.80	0.89	83,268	6
12-31-22	20.92	0.14	•	(4.09)	(3.95)	0.14	1.82	—	1.96	—	15.01	(18.78)	0.80	0.80	0.80	0.82	73,855	8
12-31-21	18.21	0.12	•	4.72	4.84	0.11	2.02	—	2.13	—	20.92	27.66	0.80	0.80	0.80	0.61	99,373	3
12-31-20	16.38	0.18		2.55	2.73	0.24	0.66	—	0.90	—	18.21	17.48	0.79	0.79	0.79	1.03	100,049	9
Class I
12-31-24	17.80	0.22	•	4.10	4.32	0.25	1.60	—	1.85	—	20.27	24.68	0.27	0.27	0.27	1.14	3,761,609	2
12-31-23	15.78	0.24	•	3.74	3.98	0.26	1.70	—	1.96	—	17.80	25.93	0.27	0.27	0.27	1.42	3,746,966	6
12-31-22	21.87	0.24	•	(4.28)	(4.04)	0.23	1.82	—	2.05	—	15.78	(18.35)	0.27	0.27	0.27	1.35	3,602,730	8
12-31-21	18.94	0.23	•	4.95	5.18	0.23	2.02	—	2.25	—	21.87	28.37	0.27	0.27	0.27	1.14	4,525,779	3
12-31-20	16.99	0.28		2.66	2.94	0.33	0.66	—	0.99	—	18.94	18.11	0.26	0.26	0.26	1.55	4,258,517	9
Class S
12-31-24	17.54	0.17	•	4.04	4.21	0.20	1.60	—	1.80	—	19.95	24.43	0.52	0.51	0.51	0.91	49,386	2
12-31-23	15.57	0.20	•	3.67	3.87	0.20	1.70	—	1.90	—	17.54	25.56	0.52	0.51	0.51	1.18	260,411	6
12-31-22	21.60	0.20	•	(4.22)	(4.02)	0.19	1.82	—	2.01	—	15.57	(18.50)	0.52	0.51	0.51	1.11	224,160	8
12-31-21	18.74	0.18	•	4.88	5.06	0.18	2.02	—	2.20	—	21.60	28.02	0.52	0.51	0.51	0.90	303,248	3

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya U.S. Stock Index Portfolio (continued)
Class S (continued)
12-31-20	16.82	0.24		2.63	2.87	0.29	0.66	—	0.95	—	18.74	17.87	0.51	0.50	0.50	1.32	280,432	9
Class S2
12-31-24	17.17	0.14	•	3.94	4.08	0.18	1.60	—	1.78	—	19.47	24.18	0.67	0.67	0.67	0.74	196,110	2
12-31-23	15.31	0.17	•	3.61	3.78	0.22	1.70	—	1.92	—	17.17	25.38	0.67	0.67	0.67	1.02	173,092	6
12-31-22	21.28	0.17	•	(4.16)	(3.99)	0.16	1.82	—	1.98	—	15.31	(18.63)	0.67	0.67	0.67	0.95	142,580	8
12-31-21	18.49	0.15	•	4.81	4.96	0.15	2.02	—	2.17	—	21.28	27.85	0.67	0.67	0.67	0.74	181,812	3
12-31-20	16.62	0.20		2.59	2.79	0.26	0.66	—	0.92	—	18.49	17.62	0.66	0.66	0.66	1.16	151,642	9
VY® CBRE Real Estate Portfolio
Class ADV
12-31-24	25.88	0.57	•	0.44	1.01	0.62	—	—	0.62	—	26.27	3.95	1.61	1.33	1.33	2.19	34,072	82
12-31-23	24.94	0.51	•	2.79	3.30	0.59	1.77	—	2.36	—	25.88	13.62	1.63	1.28	1.28	2.07	38,058	73
12-31-22	43.39	0.46	•	(11.98)	(11.52)	0.46	6.47	—	6.93	—	24.94	(27.40)	1.61	1.28	1.28	1.44	38,305	62
12-31-21	29.09	0.37	•	14.50	14.87	0.57	—	—	0.57	—	43.39	51.46	1.62	1.28	1.28	1.02	63,318	67
12-31-20	36.39	0.41	•	(3.54)	(3.13)	0.66	3.51	—	4.17	—	29.09	(6.89)	1.63	1.28	1.28	1.38	48,781	103
Class I
12-31-24	28.05	0.79	•	0.48	1.27	0.81	—	—	0.81	—	28.51	4.58	1.01	0.73	0.73	2.78	2,504	82
12-31-23	26.92	0.56	•	3.18	3.74	0.84	1.77	—	2.61	—	28.05	14.31	1.03	0.68	0.68	2.07	3,281	73
12-31-22	46.19	0.72	•	(12.81)	(12.09)	0.71	6.47	—	7.18	—	26.92	(26.97)	1.01	0.68	0.68	2.10	8,128	62
12-31-21	30.88	0.62	•	15.41	16.03	0.72	—	—	0.72	—	46.19	52.34	1.02	0.68	0.68	1.65	11,745	67
12-31-20	38.38	0.55	•	(3.64)	(3.09)	0.90	3.51	—	4.41	—	30.88	(6.32)	1.03	0.68	0.68	1.76	14,403	103
Class S
12-31-24	28.08	0.72	•	0.47	1.19	0.71	—	—	0.71	—	28.56	4.30	1.26	0.98	0.98	2.54	124,125	82
12-31-23	26.88	0.64	•	3.03	3.67	0.70	1.77	—	2.47	—	28.08	14.04	1.28	0.93	0.93	2.41	139,768	73
12-31-22	46.11	0.62	•	(12.77)	(12.15)	0.61	6.47	—	7.08	—	26.88	(27.14)	1.26	0.93	0.93	1.80	143,264	62
12-31-21	30.87	0.52	•	15.39	15.91	0.67	—	—	0.67	—	46.11	51.96	1.27	0.93	0.93	1.37	227,726	67
12-31-20	38.32	0.53	•	(3.68)	(3.15)	0.79	3.51	—	4.30	—	30.87	(6.53)	1.28	0.93	0.93	1.71	173,126	103
Class S2
12-31-24	27.89	0.67	•	0.47	1.14	0.67	—	—	0.67	—	28.36	4.14	1.41	1.13	1.13	2.38	6,150	82
12-31-23	26.70	0.59	•	3.01	3.60	0.64	1.77	—	2.41	—	27.89	13.86	1.43	1.08	1.08	2.24	7,103	73
12-31-22	45.78	0.54	•	(12.65)	(12.11)	0.50	6.47	—	6.97	—	26.70	(27.25)	1.41	1.08	1.08	1.58	7,597	62
12-31-21	30.64	0.46	•	15.28	15.74	0.60	—	—	0.60	—	45.78	51.74	1.42	1.08	1.08	1.21	13,826	67
12-31-20	38.07	0.46	•	(3.64)	(3.18)	0.74	3.51	—	4.25	—	30.64	(6.69)	1.43	1.08	1.08	1.49	11,420	103
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
12-31-24	12.97	(0.03	)•	1.38	1.35	0.01	—	—	0.01	—	14.31	10.38	1.48	1.48	1.47	(0.20)	106,939	55
12-31-23	12.47	(0.01	)•	1.46	1.45	—	0.95	—	0.95	—	12.97	11.88	1.48	1.48	1.46	(0.07)	109,167	46
12-31-22	19.30	(0.03	)•	(3.59)	(3.62)	—	3.21	—	3.21	—	12.47	(18.08)	1.47	1.47	1.47	(0.18)	105,703	46
12-31-21	17.26	(0.08	)•	3.14	3.06	—	1.02	—	1.02	—	19.30	17.94	1.46	1.46	1.45	(0.44)	140,945	52
12-31-20	14.90	(0.01)		2.37	2.36	—	—	—	—	—	17.26	15.84	1.47	1.47	1.46	(0.03)	128,295	71
Class I
12-31-24	14.92	0.06	•	1.59	1.65	0.08	—	—	0.08	—	16.49	11.09	0.88	0.88	0.87	0.41	209,997	55
12-31-23	14.19	0.07	•	1.66	1.73	0.05	0.95	—	1.00	—	14.92	12.46	0.88	0.88	0.86	0.52	203,320	46
12-31-22	21.28	0.07	•	(3.95)	(3.88)	—	3.21	—	3.21	—	14.19	(17.57)	0.87	0.87	0.87	0.43	229,935	46
12-31-21	18.89	0.04	•	3.45	3.49	0.08	1.02	—	1.10	—	21.28	18.71	0.86	0.86	0.85	0.18	282,032	52
12-31-20	16.21	0.10		2.58	2.68	—	—	—	—	—	18.89	16.53	0.87	0.87	0.86	0.57	211,266	71
Class R6
12-31-24	14.90	0.06	•	1.59	1.65	0.08	—	—	0.08	—	16.47	11.11	0.88	0.88	0.87	0.40	30,642	55
12-31-23	14.17	0.08	•	1.65	1.73	0.05	0.95	—	1.00	—	14.90	12.48	0.88	0.88	0.86	0.53	32,760	46

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® JPMorgan Small Cap Core Equity Portfolio (continued)
Class R6 (continued)
12-31-22	21.25	0.05	•	(3.92)	(3.87)	—	3.21	—	3.21	—	14.17	(17.55)	0.87	0.87	0.87	0.30	31,036	46
12-31-21	18.87	0.03	•	3.45	3.48	0.08	1.02	—	1.10	—	21.25	18.67	0.86	0.86	0.85	0.16	129,718	52
12-31-20	16.20	0.11	•	2.56	2.67	—	—	—	—	—	18.87	16.48	0.87	0.87	0.86	0.70	118,342	71
Class S
12-31-24	14.49	0.02	•	1.53	1.55	0.04	—	—	0.04	—	16.00	10.74	1.13	1.13	1.12	0.15	77,527	55
12-31-23	13.80	0.04	•	1.62	1.66	0.02	0.95	—	0.97	—	14.49	12.26	1.13	1.13	1.11	0.28	86,418	46
12-31-22	20.85	0.03	•	(3.87)	(3.84)	—	3.21	—	3.21	—	13.80	(17.76)	1.12	1.12	1.12	0.16	86,656	46
12-31-21	18.55	(0.02	)•	3.38	3.36	0.04	1.02	—	1.06	—	20.85	18.32	1.11	1.11	1.10	(0.09)	124,185	52
12-31-20	15.95	0.05		2.55	2.60	—	—	—	—	—	18.55	16.30	1.12	1.12	1.11	0.31	122,575	71
Class S2
12-31-24	14.15	(0.00	)*•	1.50	1.50	0.01	—	—	0.01	—	15.64	10.60	1.28	1.28	1.27	(0.03)	1,791	55
12-31-23	13.51	0.02	•	1.57	1.59	—	0.95	—	0.95	—	14.15	12.00	1.28	1.28	1.26	0.13	5,862	46
12-31-22	20.52	0.00	*	(3.80)	(3.80)	—	3.21	—	3.21	—	13.51	(17.86)	1.27	1.27	1.27	0.01	6,076	46
12-31-21	18.27	(0.05	)•	3.33	3.28	0.01	1.02	—	1.03	—	20.52	18.17	1.26	1.26	1.25	(0.24)	8,692	52
12-31-20	15.74	0.03		2.50	2.53	—	—	—	—	—	18.27	16.07	1.27	1.27	1.26	0.16	8,312	71

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The eight series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Balanced Income Portfolio (“Balanced Income”), Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® CBRE Real Estate Portfolio (“CBRE Real Estate”), and VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”). All of the Portfolios are diversified except for Large Cap Growth, which is a non-diversified Portfolio of the Trust. In seeking to track the performance of the index, U.S. Stock Index may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of the index. As a result, whether U.S. Stock Index will be considered diversified or non-diversified at any time will depend largely on the make-up of the index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Balanced Income, High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. CBRE Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by High Yield and Limited Maturity Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Large Cap Value and U.S. Stock Index. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s

International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of December 31, 2024, the maximum amount of loss that Balanced Income would incur if its counterparties failed to perform would be $802,295 which represents the gross payments to be received on open forward foreign currency contracts, forward premium swaptions and OTC purchased options were they to be unwound as of December 31, 2024. At December 31, 2024, Balanced Income received $210,000 in cash collateral for open OTC derivatives.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of December 31, 2024, Balanced Income had a liability position of $461,690 on open forward foreign currency contracts, forward premium swaptions, volatility swaps and OTC written options. If a contingent feature would have been triggered as of December 31, 2024, the Portfolio could have been required to pay these amounts in cash to its counterparties.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the year ended December 31, 2024, Balanced Income had average contract amounts on forward foreign currency contracts purchased and sold of $20,501,020 and $23,685,938, respectively. The Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at December 31, 2024.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2024, U.S. Stock Index and JPMorgan Small Cap Core Equity have purchased futures contracts on various equity indexes to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. In addition, Balanced Income and Limited Maturity Bond had purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolios. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.

During the year ended December 31, 2024, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at December 31, 2024.

	Purchased	Sold
Balanced Income	$192,303,452	$29,955,578
Limited Maturity Bond	130,720,627	36,996,792
U.S. Stock Index	68,685,005	—
JPMorgan Small Cap Core Equity	4,512,299	—

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at December 31, 2024.

K. Securities Lending. Each Portfolio may loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the year ended December 31, 2024, Balanced Income had purchased and written foreign currency options with a notional value of $7,547,209 and $4,797,977, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables following the Portfolios of Investments for open purchased and written foreign currency options at December 31, 2024.

During the year ended December 31, 2024, Balanced Income had purchased and written interest rate swaptions with an average notional value of $12,209,587 and $35,006,425, respectively, to gain exposure to interest rates and to generate income. There were no open purchased and written interest rate swaptions at December 31, 2024.

During the year ended December 31, 2024, Balanced Income had purchased and written forward premium swaptions with an average notional value of $11,913,101 and $24,395,040, respectively, to manage duration and yield curve exposures. Please refer to the tables following the Portfolios of Investments for open purchased and written forward premium swaptions at December 31, 2024.

During the year ended December 31, 2024, Balanced Income had purchased and written exchange-traded options with an average notional value of $35,496,813 and $35,496,813, respectively, to manage duration and yield curve exposures and to generate income. There were no open purchased and written exchange-traded options at December 31, 2024.

During the year ended December 31, 2024, Limited Maturity Bond had written interest rate swaptions with an average notional value of $34,555,000 to generate income. There were no open written interest rate swaptions at December 31, 2024.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the year ended December 31, 2024, Balanced Portfolio bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced Portfolio used CDX swaps to hedge the credit risk associated with various sectors within the credit market.

For the year ended December 31, 2024, Balanced Income had an average notional amount of $28,800,000 on credit

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default swaps to buy protection. There were no open credit default swaps to buy protection at December 31, 2024.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the year ended December 31, 2024, Balanced Income had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on interest rate swaps was $19,676,394.

For the year ended December 31, 2024, Balanced Income had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $29,290,605.

Balanced Income entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open centrally cleared interest rate swaps at December 31, 2024.

At December 31, 2024, Balanced Income had pledged $1,020,000 in cash collateral for open centrally cleared interest rate swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the year ended December 31, 2024, Balanced Income had an average notional amount of $43,443 and $18,000 on receiver and payer foreign currency volatility swaps, respectively. Please refer to the tables within the Portfolio of Investments for open payer foreign currency volatility swaps at December 31, 2024.

Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

For the year ended December 31, 2024, Balanced Income had an average notional amount of $3,291,750 on cross-currency swaps in which the Portfolio receives the floating rate. There were no open cross-currency swaps at December 31, 2024.

P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Balanced Income	$29,009,093	$198,579,357
High Yield	331,655,860	418,040,113
Large Cap Growth	1,551,245,245	4,278,176,475
Large Cap Value	582,178,187	621,956,460
Limited Maturity Bond	128,719,637	128,034,139
U.S. Stock Index	102,868,468	1,146,147,997
CBRE Real Estate	143,692,674	168,608,200
JPMorgan Small Cap Core Equity	233,691,081	286,331,642

U.S. government securities not included above were as follows:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (Continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales
Balanced Income	$260,439,019	$409,262,560
Limited Maturity Bond	773,779,626	810,492,250

NOTE 4 — INVESTMENT MANAGEMENT FEES

Balanced Income, Large Cap Growth, Large Cap Value and CBRE Real Estate have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Balanced Income	0.55% on all assets
Large Cap Growth	0.65% on the first $5.5 billion; 0.62% on the next $1.5 billion; 0.60% on the next $3 billion; and 0.59% on the amount in excess of $10 billion
Large Cap Value	0.75% on the first $500 million; 0.70% on the next $1.5 billion; and 0.65% on the amount in excess of $2 billion
CBRE Real Estate	0.85% on the first $200 million; 0.80% on the next $550 million; and 0.75% on the amount in excess of $750 million

Effective May 1, 2024, the Board approved the expiration of the management fee waivers for Large Cap Value and CBRE Real Estate. Prior to May 1, 2024, the Investment Adviser was contractually obligated to waive 0.010% and 0.067% of the management fee for Large Cap Value and CBRE Real Estate, respectively. Any fees waived or reimbursed were not eligible for recoupment.

With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to the Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services, licensing fees and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:

Portfolio	Fee
High Yield	0.490% on the first $1 billion; 0.480% on the next $1 billion; 0.470% on the amount in excess of $2 billion
Limited Maturity Bond	0.350% on the first $200 million; 0.300% on the next $300 million; 0.250% on the amount in excess of $500 million
U.S. Stock Index	0.260%
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million; 0.800% on the next $250 million; 0.750% on the amount in excess of $750 million

The Investment Adviser is contractually obligated to waive 0.015% of the Unified Fee for High Yield. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The assets of Limited Maturity Bond are aggregated with those of Voya Government Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (Continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Sub-Adviser
Balanced Income	Voya Investment Management Co. LLC*
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
U.S. Stock Index	Voya Investment Management Co. LLC*
CBRE Real Estate	CBRE Investment Management Listed Real Assets LLC
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services including payments to the Distributor at an annual rate of 0.15% of the average daily net assets. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class ADV shares of the Portfolios have a shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for U.S. Stock Index, which pays a distribution fee of 0.28%.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated
Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Large Cap Growth	13.85%
	JPMorgan Small Cap
	Core Equity	12.27
Voya Institutional Trust Company	Balanced Income	9.18
	High Yield	19.47
	Large Cap Growth	20.45
	Large Cap Value	9.13
	U.S. Stock Index	6.72
	CBRE Real Estate	21.29
	JPMorgan Small Cap
	Core Equity	37.98
Voya Retirement Growth Portfolio	U.S. Stock Index	21.37
Voya Retirement Insurance and Annuity Company	Balanced Income	50.90
	High Yield	43.69
	Large Cap Growth	61.66
	Large Cap Value	62.94
	U.S. Stock Index	13.45
	CBRE Real Estate	37.89
	JPMorgan Small Cap
	Core Equity	37.04
Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	13.62

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

Balanced Income, Large Cap Growth, Large Cap Value and CBRE Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2024, the

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (Continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Balanced Income	$171,804
Large Cap Growth	1,209,409
Large Cap Value	512,434
CBRE Real Estate	228,977

NOTE 7 —OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the year ended December 31, 2024, Large Cap Growth and U.S. Stock Index engaged in such transactions amounting to $1,998,360,121 and $216,276,292 of in-kind sales, resulting in a net realized gain of $585,216,270 and $104,072,975, respectively.

NOTE 8 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Balanced Income	1.20%	0.60%	N/A	0.85%	1.00%
Large Cap Growth	1.27%	0.67%	0.67%	0.92%	1.07%
Large Cap Value	1.29%	0.69%	0.69%	0.94%	1.09%
CBRE Real Estate	1.35%	0.75%	N/A	1.00%	1.15%

For Large Cap Growth, any fees waived pursuant to the Expense Limit Agreement shall not be eligible for recoupment.

Effective May 1, 2024, the Board approved the expiration of the expense side letter for Large Cap Value. Prior to May 1, 2024, the expense side letter was 1.25%, 0.65%, 0.65%, 0.90% and 1.05% for Class ADV, Class I, Class R, Class S and Class S2, respectively.

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for High Yield Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	December 31,
	2025	2026	2027	Total
Balanced Income	$91,149	$20,979	$—	$112,128
Large Cap Value	—	—	278,366	278,366
CBRE Real Estate	633,059	249,444	221,590	1,104,093

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of December 31, 2024, are as follows:

	December 31,
	2025	2026	2027	Total
Balanced Income
Class ADV	$—	$12,364	$19,927	$32,291
Class I	—	1,586	61,240	62,826
Class S	—	46,723	72,990	119,713
Class S2	—	659	1,113	1,772
Large Cap Value
Class ADV	$—	$—	$32,207	$32,207
Class I	—	—	288,732	288,732
Class R6	—	—	48	48
Class S	—	—	18,162	18,162
Class S2	—	—	177	177
CBRE Real Estate
Class ADV	$—	$55,077	$46,581	$101,658
Class I	—	6,174	3,662	9,836
Class S	—	200,356	170,263	370,619
Class S2	—	10,283	8,588	18,871

The Expense Limitation Agreements are contractual through May 1, 2025, except for Balanced Income which is through May 1, 2026, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — LINE OF CREDIT (continued)

by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the year ended December 31, 2024 as follows:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Balanced Income	6	$1,451,833	6.30%
High Yield	1	898,000	6.33
Large Cap Growth	8	3,030,000	5.96
Large Cap Value	9	2,691,556	6.21
Limited Maturity Bond	5	1,154,800	6.33
CBRE Real Estate	1	5,285,000	6.33

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Balanced Income
Class ADV
12/31/2024	86,935	—	46,499	(750,040)	—	(616,606)	778,757	—	437,682	(6,885,469)	—	(5,669,030)
12/31/2023	169,551	—	149,007	(1,074,975)	—	(756,417)	1,378,052	—	1,227,818	(8,759,474)	—	(6,153,604)
Class I
12/31/2024	174,862	31,440,264	458,168	(2,050,346)	—	30,022,948	1,757,641	312,092,858	4,554,623	(20,643,240)	—	297,761,882
12/31/2023	1,440	—	21,630	(79,596)	—	(56,526)	12,436	—	189,048	(696,027)	—	(494,543)
Class S
12/31/2024	397,761	183,305	205,299	(3,597,504)	—	(2,811,139)	3,964,224	1,807,432	2,035,858	(34,980,355)	—	(27,172,841)
12/31/2023	541,578	—	579,577	(4,058,410)	—	(2,937,255)	4,639,727	—	5,048,114	(35,080,271)	—	(25,392,430)
Class S2
12/31/2024	151,722	—	2,740	(162,808)	—	(8,346)	1,430,445	—	27,184	(1,545,230)	—	(87,601)
12/31/2023	317	—	7,549	(63,729)	—	(55,863)	2,771	—	65,675	(545,475)	—	(477,029)
High Yield
Class ADV
12/31/2024	396,015	—	414,136	(1,282,586)	—	(472,435)	3,420,209	—	3,584,436	(11,085,691)	—	(4,081,046)
12/31/2023	545,320	—	111,125	(1,334,604)	—	(678,159)	4,582,200	—	3,705,327	(11,172,677)	—	(2,885,150)
Class I
12/31/2024	10,792,610	—	1,607,427	(4,670,478)	—	7,729,559	92,222,682	—	13,938,626	(40,453,642)	—	65,707,666
12/31/2023	2,271,150	—	1,236,455	(2,887,262)	—	620,343	19,024,314	—	10,392,759	(24,195,849)	—	5,221,224
Class S
12/31/2024	1,255,212	—	900,615	(19,308,104)	—	(17,152,277)	10,846,304	—	7,758,426	(168,267,715)	—	(149,662,985)
12/31/2023	1,021,584	—	1,315,369	(3,991,774)	—	(1,654,821)	8,556,286	—	11,049,941	(33,446,734)	—	(13,840,507)
Class S2
12/31/2024	28,847	—	9,393	(22,127)	—	16,113	251,106	—	81,429	(191,774)	—	140,761
12/31/2023	34,309	—	10,919	(69,709)	—	(24,481)	286,856	—	91,781	(577,332)	—	(198,695)
Large Cap Growth
Class ADV
12/31/2024	1,037,020	—	—	(115,141,536)	—	(114,104,516)	12,912,571	—	—	(1,396,933,076)	—	(1,384,020,505)
12/31/2023	3,315,187	—	—	(25,466,896)	—	(22,151,709)	26,977,017	—	—	(232,453,553)	—	(205,476,536)
Class I
12/31/2024	2,522,430	—	—	(12,381,609)	—	(9,859,179)	39,780,031	—	—	(197,916,633)	—	(158,136,602)
12/31/2023	1,845,351	—	—	(36,018,938)	—	(34,173,587)	21,572,619	—	—	(413,738,040)	—	(392,165,421)
Class R6
12/31/2024	558,955	—	—	(1,757,718)	—	(1,198,763)	9,054,661	—	—	(30,021,050)	—	(20,966,389)
12/31/2023	728,928	—	—	(1,321,482)	—	(592,554)	8,795,207	—	—	(16,416,925)	—	(7,621,718)
Class S
12/31/2024	981,545	—	—	(79,944,131)	—	(78,962,586)	14,394,538	—	—	(1,160,380,469)	—	(1,145,985,931)
12/31/2023	2,217,590	—	—	(21,781,267)	—	(19,563,677)	22,291,339	—	—	(233,364,139)	—	(211,072,800)
Class S2
12/31/2024	357,928	—	—	(1,352,437)	—	(994,509)	5,132,761	—	—	(19,316,333)	—	(14,183,572)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Large Cap Growth (continued)
Class S2
12/31/2023	357,415	—	—	(778,543)	—	(421,128)	3,705,562	—	—	(8,109,331)	—	(4,403,769)
Large Cap Value
Class ADV
12/31/2024	203,550	—	561,671	(1,454,797)	—	(689,576)	1,166,113	—	3,147,056	(8,294,816)	—	(3,981,647)
12/31/2023	191,468	—	250,099	(1,622,484)	—	(1,180,917)	973,701	—	1,303,610	(8,077,839)	—	(5,800,528)
Class I
12/31/2024	398,625	—	4,232,211	(6,528,428)	—	(1,897,592)	2,507,144	—	26,183,574	(40,881,669)	—	(12,190,951)
12/31/2023	613,230	—	1,639,980	(5,845,769)	—	(3,592,559)	3,336,810	—	9,303,366	(31,726,171)	—	(19,085,995)
Class R6
12/31/2024	6,803,618	—	1,279,667	(6,344,366)	—	1,738,919	41,442,342	—	7,858,342	(40,039,322)	—	9,261,362
12/31/2023	4,115,346	—	464,963	(2,274,562)	—	2,305,747	22,235,578	—	2,631,959	(12,269,136)	—	12,598,401
Class S
12/31/2024	369,662	—	300,531	(912,489)	—	(242,296)	2,186,564	—	1,742,353	(5,372,661)	—	(1,443,744)
12/31/2023	266,929	—	129,192	(1,051,034)	—	(654,913)	1,370,951	—	693,315	(5,391,233)	—	(3,326,967)
Class S2
12/31/2024	337	—	2,822	(155)	—	3,004	1,991	—	16,420	(956)	—	17,455
12/31/2023	257	—	1,029	(176)	—	1,110	1,322	—	5,538	(877)	—	5,983
Limited Maturity Bond
Class ADV
12/31/2024	61,170	—	49,624	(244,439)	—	(133,645)	564,202	—	460,481	(2,266,721)	—	(1,242,038)
12/31/2023	33,018	—	46,036	(347,895)	—	(268,841)	304,752	—	424,110	(3,208,594)	—	(2,479,732)
Class I
12/31/2024	5,809,941	—	1,313,156	(11,071,532)	—	(3,948,435)	55,177,240	—	12,434,159	(104,823,878)	—	(37,212,479)
12/31/2023	5,665,367	—	1,236,028	(10,160,626)	—	(3,259,231)	53,253,009	—	11,617,531	(95,358,660)	—	(30,488,120)
Class S
12/31/2024	369,146	—	264,205	(1,416,722)	—	(783,371)	3,507,741	—	2,520,284	(13,507,220)	—	(7,479,195)
12/31/2023	620,297	—	227,774	(745,580)	—	102,491	5,868,498	—	2,156,802	(7,067,331)	—	957,969
U.S. Stock Index
Class ADV
12/31/2024	610,369	—	458,117	(1,088,916)	—	(20,430)	11,336,576	—	8,431,480	(20,114,186)	—	(346,131)
12/31/2023	491,611	—	561,976	(1,023,148)	—	30,439	7,897,417	—	9,031,029	(16,375,278)	—	553,168
Class I
12/31/2024	18,936,426	—	17,662,508	(61,518,946)	—	(24,920,012)	368,407,970	—	347,586,480	(1,207,094,664)	—	(491,100,213)
12/31/2023	21,455,268	—	23,905,132	(63,119,952)	—	(17,759,552)	354,770,681	—	407,886,465	(1,071,073,825)	—	(308,416,679)
Class P2(1)
12/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	4,384,855	—	—	(186,358,631)	—	(181,973,776)	70,274,368	—	—	(3,143,856,608)	—	(3,073,582,240)
Class S
12/31/2024	418,805	—	1,165,148	(13,951,231)	—	(12,367,278)	8,070,771	—	22,399,357	(258,651,452)	—	(228,181,324)
12/31/2023	1,113,888	—	1,605,631	(2,275,182)	—	444,337	18,836,045	—	26,935,088	(38,058,696)	—	7,712,437
Class S2
12/31/2024	968,155	—	949,758	(1,926,145)	—	(8,232)	18,007,049	—	17,901,080	(36,436,887)	—	(528,758)
12/31/2023	1,031,236	—	1,050,913	(1,315,444)	—	766,705	16,818,543	—	17,290,587	(21,585,958)	—	12,523,172
CBRE Real Estate
Class ADV
12/31/2024	72,011	—	32,781	(278,154)	—	(173,362)	1,877,743	—	844,777	(7,292,834)	—	(4,570,314)
12/31/2023	67,765	—	137,889	(271,251)	—	(65,597)	1,653,810	—	3,418,264	(6,716,481)	—	(1,644,407)
Class I
12/31/2024	22,242	—	2,883	(54,258)	—	(29,133)	611,657	—	80,434	(1,521,228)	—	(829,137)
12/31/2023	15,486	—	12,293	(212,716)	—	(184,937)	412,050	—	329,319	(5,930,314)	—	(5,188,945)
Class S
12/31/2024	133,001	—	116,597	(880,848)	—	(631,250)	3,768,112	—	3,261,221	(25,022,216)	—	(17,992,883)
12/31/2023	81,849	—	447,221	(880,951)	—	(351,881)	2,197,526	—	12,007,871	(23,594,790)	—	(9,389,393)
Class S2
12/31/2024	19,817	—	5,827	(63,499)	—	(37,855)	546,682	—	162,004	(1,805,034)	—	(1,096,348)
12/31/2023	14,268	—	22,888	(67,036)	—	(29,880)	379,961	—	610,894	(1,828,168)	—	(837,313)
JPMorgan Small Cap Core Equity
Class ADV
12/31/2024	355,521	—	3,794	(1,305,205)	—	(945,890)	4,828,521	—	53,504	(18,259,637)	—	(13,377,612)
12/31/2023	418,788	—	614,141	(1,087,775)	—	(54,846)	5,245,671	—	7,725,895	(13,605,659)	—	(634,093)
Class I
12/31/2024	828,108	—	66,435	(1,784,997)	—	(890,454)	13,216,703	—	1,076,249	(28,171,673)	—	(13,878,721)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

JPMorgan Small Cap Core Equity (continued)
Class I
12/31/2023	1,111,501	—	1,121,044	(4,811,601)	—	(2,579,056)	15,931,371	—	16,187,878	(66,395,231)	—	(34,275,982)
Class R6
12/31/2024	210,363	—	10,006	(557,969)	—	(337,600)	3,364,514	—	161,903	(8,784,246)	—	(5,257,829)
12/31/2023	292,044	—	150,839	(434,605)	—	8,278	4,226,590	—	2,175,103	(6,098,596)	—	303,097
Class S
12/31/2024	245,178	—	15,533	(1,382,284)	—	(1,121,573)	3,798,082	—	244,489	(21,768,497)	—	(17,725,926)
12/31/2023	235,449	—	410,535	(958,356)	—	(312,372)	3,289,450	—	5,759,806	(13,230,743)	—	(4,181,487)
Class S2
12/31/2024	19,306	—	74	(319,101)	—	(299,721)	288,564	—	1,142	(4,749,599)	—	(4,459,893)
12/31/2023	45,158	—	30,252	(111,080)	—	(35,670)	611,540	—	415,060	(1,520,343)	—	(493,743)

(1)     Class P2 was fully redeemed on close of business January 27, 2023.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2024:

Balanced Income

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Bank PLC	$124,950	$(124,950)	$—
Barclays Capital Inc.	261,431	(261,431)	—
BNP Paribas	32,501	(32,501)	—
BNP Paribas Prime
Brokerage Intl Ltd	63,673	(63,673)	—
BofA Securities Inc	70,743	(70,743)	—
Citigroup Global Markets Limited	249,065	(249,065)	—
Deutsche Bank Securities Inc.	70,972	(70,972)	—
Goldman, Sachs & Co. LLC	81,189	(81,189)	—
J.P. Morgan Securities LLC	992,008	(992,008)	—
JP Morgan Securities Plc.	104,275	(104,275)	—

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Merrill Lynch International	$215,007	$(215,007)	$—
Morgan Stanley & Co. LLC	643,511	(643,511)	—
RBC Dominion Securities Inc	67,049	(67,049)	—
Scotia Capital (USA) INC	52,933	(52,933)	—
State Street Bank and Trust Company	286,654	(286,654)	—
Total	$3,315,961	$(3,315,961)	$—

(1)	Cash collateral with a fair value of $3,460,649 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

High Yield

	Securities Loaned at	Cash Collateral	Net
Counterparty	Value	Received(1)	Amount
Barclays Bank PLC	$2,936,793	$(2,936,793)	$—
Barclays Capital Inc.	1,339,507	(1,339,507)	—
BMO Capital Markets Corp	481,343	(481,343)	—
BNP Paribas	962,711	(962,711)	—
BNP Paribas Prime
Brokerage Intl Ltd	461,148	(461,148)	—
BofA Securities Inc	187,693	(187,693)	—
Deutsche Bank Securities Inc.	274,714	(274,714)	—
Goldman, Sachs & Co. LLC	2,004,581	(2,004,581)	—
J.P. Morgan Securities LLC	13,928,119	(13,928,119)	—
Jefferies LLC	403,947	(403,947)	—
Morgan Stanley & Co. LLC	685,718	(685,718)	—
RBC Capital Markets, LLC	387,933	(387,933)	—
RBC Dominion Securities Inc	190,662	(190,662)	—
Scotia Capital (USA) INC	432,040	(432,040)	—
TD Prime Services LLC	20,524	(20,524)	—
TD Securities (USA) Inc.	296,494	(296,494)	—
Total	$24,993,927	$(24,993,927)	$—

(1)	Cash collateral with a fair value of $25,732,083 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Limited Maturity Bond

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$64,345	$(64,345)	$—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$5,026	$(5,026)	$—
Citadel Clearing LLC	114,631	(114,631)	—
Goldman, Sachs & Co. LLC	918,994	(918,994)	—
Mizuho Securities USA LLC.	92,220	(92,220)	—
MUFG Securities Americas Inc.	570,509	(570,509)	—
TD Prime Services LLC	1,044,577	(1,044,577)	—
Total	$2,810,302	$(2,810,302)	$—

(1)	Cash collateral with a fair value of $2,874,781 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Citigroup Global Markets Inc.	$788,267	$(788,267)	$—
Goldman, Sachs & Co. LLC	500,115	(500,115)	—
Janney Montgomery Scott LLC	932,004	(932,004)	—
Morgan Stanley & Co. LLC	22,224	(22,224)	—
Total	$2,242,610	$(2,242,610)	$—

(1)	Cash collateral with a fair value of $2,300,916 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

CBRE Real Estate

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
J.P. Morgan Securities
LLC	$3,395,766	$(3,395,766)	$—
UBS AG	1,309,686	(1,309,686)	—
Total	$4,705,452	$(4,705,452)	$—

(1)	Collateral with a value of $4,809,764 (comprised of $4,733,296 of investments in securities at fair value and $76,468 of cash) has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$1,765,898	$(1,765,898)	$—
BNP Paribas Prime Brokerage Intl Ltd	322,181	(322,181)	—
BNP Paribas Securities Corp.	447,661	(447,661)	—
BofA Securities Inc	693,854	(693,854)	—

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 11 — SECURITIES LENDING (continued)

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Deutsche Bank Securities Inc.	$162,758	$(162,758)	$—
HSBC Bank PLC	189,725	(189,725)	—
Janney Montgomery Scott LLC	1,062,621	(1,062,621)	—
Jefferies LLC	23,584	(23,584)	—
Mizuho Securities
USA LLC.	75,550	(75,550)	—
Morgan Stanley & Co.
LLC	591,639	(591,639)	—
National Bank of
Canada Financial Inc	2,206,621	(2,206,621)	—
National Financial
Services LLC	2,173,396	(2,173,396)	—
Natixis Securities
America LLC	610,530	(610,530)	—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
RBC Capital Markets,
LLC	$1,015	$(1,015)	$—
State Street Bank and
Trust Company	120,397	(120,397)	—
TD Prime Services
LLC	351,341	(351,341)	—
UBS AG	2,186,731	(2,186,731)	—
Wells Fargo Bank NA	241,857	(241,857)	—
Wells Fargo
Securities LLC	223,602	(223,602)	—
Total	$13,450,961	$(13,450,961)	$—

(1)	Cash collateral with a fair value of $13,899,637 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2024:

	Paid-in	Distributable
	Capital	Earnings
Balanced Income	$2,757	$(2,757)
High Yield	(27,711)	27,711
Large Cap Growth(1)	562,167,146	(562,167,146)
U.S. Stock Index(1)	104,090,065	(104,090,065)

(1)	Amount relates to in-kind sales.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Balanced Income	$7,055,367	$—	$6,530,655	$—
High Yield	25,547,131	—	25,239,809	—
Large Cap Value	18,367,680	20,580,065	7,772,284	6,165,504
Limited Maturity Bond	15,435,969	—	14,203,580	—
U.S. Stock Index	53,035,579	343,282,818	60,305,099	400,838,070
CBRE Real Estate	4,348,436	—	4,517,138	11,849,210
JPMorgan Small Cap Core Equity	1,537,287	—	1,086,470	31,177,272

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Balanced Income	$12,486,986	$—	$37,498,056	$(4,714,038)	Short-term	$39,683,853
				(5,587,151)	Long-term

				$(10,301,189)
High Yield	—	—	(859,296)	(1,393,128)	Short-term	(86,240,268)
				(83,987,844)	Long-term
				$(85,380,972)
Large Cap Growth	—	265,247,904	734,253,313	—	—	999,501,217
Large Cap Value	20,305,730	61,366,500	49,449,741	—	—	131,121,971
Limited Maturity Bond	81,178	—	(245,427)	(3,699,961)	Short-term	(25,339,133)
				(21,474,923)	Long-term
				$(25,174,884)
U.S. Stock Index	6,953,138	445,602,714	1,745,809,656	—	—	2,198,365,508
CBRE Real Estate	4,019,275	—	1,753,046	(2,759,982)	Long-term	3,012,339
JPMorgan Small Cap Core Equity	8,807,237	32,798,543	43,917,663	—	—	85,523,443

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of December 31, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign

(non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 14 — REORGANIZATIONS

On July 14, 2024, Balanced Income Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Balanced Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2024, are as follows (Unaudited):

Net investment income	$14,834,681
Net realized and unrealized gain on investments	$73,359,527
Net increase in net assets resulting from operations	$88,194,208

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 14, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net
Assets of		Acquired Portfolio’s
Acquired	Total Net Assets of	Capital Loss	Acquired Portfolio’s	Portfolio’s
Portfolio	Acquiring Portfolio	Carryforwards	Unrealized	Conversion
(000s)	(000s)	(000s)	Appreciation (000s)	Ratio
$313,900	$226,719	$ —	$18,358	1.4257

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $540,618,962.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2024, the following Portfolios paid dividends from net investment income of:

	Per Share	Payable	Record		Per Share	Payable	Record
	Amount	Date	Date		Amount	Date	Date
High Yield				Limited Maturity Bond
Class ADV	$0.0430	February 3, 2025	Daily	Class ADV	$0.0306	February 3, 2025	Daily
Class I	$0.0474	February 3, 2025	Daily	Class I	$0.0360	February 3, 2025	Daily
Class S	$0.0456	February 3, 2025	Daily	Class S	$0.0343	February 3, 2025	Daily
Class S2	$0.0445	February 3, 2025	Daily

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.2%
780,872 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.630%, 01/25/2045	$599,022	0.1
33,696 (1)	Alternative Loan Trust 2004-J7 M1, 4.793%, (TSFR1M + 1.134%), 10/25/2034	33,408	0.0
32,899	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	22,039	0.0
63,140 (1)	Alternative Loan Trust 2005-J2 1A12, 4.853%, (TSFR1M + 0.514%), 04/25/2035	48,582	0.0
14,814	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	7,239	0.0
70,504 (1)	Alternative Loan Trust 2006-19CB A12, 4.853%, (TSFR1M + 0.514%), 08/25/2036	31,243	0.0
22,168 (1)	Alternative Loan Trust 2007-23CB A3, 4.953%, (TSFR1M + 0.614%), 09/25/2037	8,062	0.0
93,998 (1)	Alternative Loan Trust 2007-2CB 2A1, 5.053%, (TSFR1M + 0.714%), 03/25/2037	39,086	0.0
600,000 (2)	Arroyo Mortgage Trust 2022-1 A3, 3.650%, 12/25/2056	470,632	0.1
17,043 (1)	Bear Stearns ALT-A Trust 2005-7 21A1, 6.223%, 09/25/2035	13,553	0.0
500,000 (1)(2)	Bellemeade Re Ltd. 2022-1 M1C, 8.269%, (SOFR30A + 3.700%), 01/26/2032	513,922	0.1
2,968,493 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 B2, 6.207%, 03/25/2055	2,890,224	0.6
181,990 (1)(2)	Chase Mortgage Finance Corp. 2016- SH1 M2, 3.750%, 04/25/2045	163,269	0.0
128,502 (1)(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	118,879	0.0
400,168 (1)(2)	CIM Trust 2019-J1 B2, 3.940%, 08/25/2049	366,737	0.1
92,115 (1)(2)	CIM Trust 2019- J2 A13, 3.500%, 10/25/2049	81,051	0.0
43,713 (1)	Citigroup Mortgage Loan Trust 2006- AR2 1A1, 5.615%, 03/25/2036	33,480	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
21,601 (1)	Citigroup Mortgage Loan Trust 2007- 10 22AA, 4.959%, 09/25/2037	$19,717	0.0
1,988,801 (2)	Citigroup Mortgage Loan Trust 2024-1 B3, 6.786%, 07/25/2054	1,963,000	0.4
100,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 7.683%, (SOFR30A + 3.114%), 01/25/2040	102,504	0.0
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R06 1M2, 8.419%, (SOFR30A + 3.850%), 05/25/2042	530,290	0.1
800,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R07 1M2, 9.210%, (SOFR30A + 4.650%), 06/25/2042	865,334	0.2
700,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R08 1M2, 8.169%, (SOFR30A + 3.600%), 07/25/2042	739,007	0.1
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.910%, (SOFR30A + 5.350%), 05/25/2043	2,202,549	0.4
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 6.619%, (SOFR30A + 2.050%), 09/25/2044	1,015,724	0.2
2,421,620 (3)	Fannie Mae Interest Strip 367 2, 5.500%, 01/25/2036	445,397	0.1
2,997,273 (3)	Fannie Mae Interest Strip 407 C8, 5.500%, 01/25/2039	642,964	0.1
3,591,460 (1)(3)	Fannie Mae Interest Strip 427 C100, 2.673%, 01/25/2052	509,984	0.1
3,253,029 (3)	Fannie Mae Interest Strip 441 C2, 3.000%, 04/25/2039	314,135	0.1
522,142 (1)(3)	Fannie Mae REMIC Trust 2005- 66 LS, 1.947%, (-1.000*SOFR30A + 6.516%), 07/25/2035	39,626	0.0
613,754 (1)(3)	Fannie Mae REMIC Trust 2008- 36 YI, 2.517%, (-1.000*SOFR30A + 7.086%), 07/25/2036	38,771	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
327,216 (1)(3)	Fannie Mae REMIC Trust 2010- 59 NS, 1.087%, (-1.000*SOFR30A + 5.656%), 06/25/2040	$18,486	0.0
956,201 (3)	Fannie Mae REMIC Trust 2012-121 ID, 3.000%, 11/25/2027	27,108	0.0
2,459,134 (1)(3)	Fannie Mae REMIC Trust 2012- 144 SC, 1.417%, (-1.000*SOFR30A + 5.986%), 01/25/2043	241,891	0.0
956,452 (1)(3)	Fannie Mae REMIC Trust 2012-151 WS, 1.517%, (-1.000*SOFR30A + 6.086%), 03/25/2042	51,117	0.0
5,568,551 (1)(3)	Fannie Mae REMIC Trust 2012- 30 SA, 1.267%, (-1.000*SOFR30A + 5.836%), 04/25/2042	465,497	0.1
1,620,835 (1)(3)	Fannie Mae REMIC Trust 2012- 35 LS, 1.917%, (-1.000*SOFR30A + 6.486%), 04/25/2041	69,876	0.0
3,478,706 (1)(3)	Fannie Mae REMIC Trust 2013- 130 SB, 1.367%, (-1.000*SOFR30A + 5.936%), 01/25/2044	301,352	0.1
916,587 (1)(3)	Fannie Mae REMIC Trust 2013- 20 SK, 1.517%, (-1.000*SOFR30A + 6.086%), 05/25/2041	18,442	0.0
2,093,810 (3)	Fannie Mae REMIC Trust 2013-67 IL, 6.500%, 07/25/2043	303,200	0.1
1,141,510 (3)	Fannie Mae REMIC Trust 2013-71 AI, 3.000%, 07/25/2028	37,981	0.0
4,836,470 (1)(3)	Fannie Mae REMIC Trust 2014- 38 S, 1.417%, (-1.000*SOFR30A + 5.986%), 07/25/2044	443,613	0.1
5,238,455 (1)(3)	Fannie Mae REMIC Trust 2016- 29 SB, 1.367%, (-1.000*SOFR30A + 5.936%), 05/25/2046	506,397	0.1
119,468 (1)(3)	Fannie Mae REMIC Trust 2018- 86 DS, 1.417%, (-1.000*SOFR30A + 5.986%), 12/25/2048	8,459	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,204,506 (3)	Fannie Mae REMIC Trust 2019-13 IB, 6.000%, 09/25/2039	$247,696	0.1
3,064,706 (3)	Fannie Mae REMIC Trust 2020-14 AI, 3.500%, 03/25/2050	567,011	0.1
7,944,419 (3)	Fannie Mae REMIC Trust 2021-56 QI, 4.500%, 09/25/2051	2,060,762	0.4
9,516,774 (3)	Fannie Mae REMIC Trust 2021-8 DI, 3.500%, 03/25/2051	2,040,704	0.4
172,713 (1)(2)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	155,472	0.0
713,963 (1)(2)	Flagstar Mortgage Trust 2017-1 B3, 3.634%, 03/25/2047	638,066	0.1
80,175 (1)(2)	Flagstar Mortgage Trust 2018-1 B3, 3.937%, 03/25/2048	71,434	0.0
327,614 (1)(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	298,011	0.1
780,682 (1)(2)	Flagstar Mortgage Trust 2021-2 A4, 2.500%, 04/25/2051	620,677	0.1
535,363 (1)(2)	Flagstar Mortgage Trust 2021-2 B3, 2.784%, 04/25/2051	436,126	0.1
316,263 (1)(3)	Freddie Mac REMIC Trust 3318 KS, 1.698%, (-1.000*SOFR30A + 6.296%), 05/15/2037	26,128	0.0
4,563,584 (3)	Freddie Mac REMIC Trust 3788 IO, 6.000%, 01/15/2041	970,763	0.2
368,751 (1)(3)	Freddie Mac REMIC Trust 3879 SL, 1.888%, (-1.000*SOFR30A + 6.486%), 01/15/2041	14,992	0.0
7,692,000 (1)(3)	Freddie Mac REMIC Trust 3990 SG, 1.838%, (-1.000*SOFR30A + 6.436%), 01/15/2042	714,838	0.1
1,560,991 (1)(3)	Freddie Mac REMIC Trust 3998 SA, 1.738%, (-1.000*SOFR30A + 6.336%), 02/15/2042	159,049	0.0
5,667,041 (1)(3)	Freddie Mac REMIC Trust 4094 SP, 1.338%, (-1.000*SOFR30A + 5.936%), 08/15/2042	496,088	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,663,375 (1)(3)	Freddie Mac REMIC Trust 4120 CS, 1.488%, (-1.000*SOFR30A + 6.086%), 10/15/2032	$86,669	0.0
1,486,310 (1)(3)	Freddie Mac REMIC Trust 4120 JS, 1.488%, (-1.000*SOFR30A + 6.086%), 10/15/2032	74,504	0.0
55,465 (3)	Freddie Mac REMIC Trust 4141 EI, 3.000%, 09/15/2027	90	0.0
3,174,728 (1)(3)	Freddie Mac REMIC Trust 4143 MS, 1.988%, (-1.000*SOFR30A + 6.586%), 12/15/2042	357,688	0.1
723,982 (3)	Freddie Mac REMIC Trust 4153 IB, 2.500%, 01/15/2028	17,364	0.0
1,538,260 (1)(3)	Freddie Mac REMIC Trust 4517 KI, 10.280%, (-1.000*SOFR30A + 1.030%), 04/15/2043	8,588	0.0
1,977,438 (3)	Freddie Mac REMIC Trust 4596 DI, 3.500%, 06/15/2046	371,120	0.1
1,462,429 (1)(3)	Freddie Mac REMIC Trust 4619 KS, 3.760%, (-1.000*SOFR30A + 4.136%), 06/15/2039	56,399	0.0
5,186,850 (3)	Freddie Mac REMIC Trust 4906 DI, 4.500%, 09/25/2049	1,138,663	0.2
1,074,059 (3)	Freddie Mac REMIC Trust 5013 IP, 2.000%, 09/25/2050	132,066	0.0
2,072,403 (3)	Freddie Mac REMIC Trust 5037 IO, 3.000%, 11/25/2050	341,872	0.1
107,392 (1)(2)	Freddie Mac STACR REMIC Trust 2021- DNA5 M2, 6.219%, (SOFR30A + 1.650%), 01/25/2034	108,144	0.0
600,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021- HQA4 B1, 8.319%, (SOFR30A + 3.750%), 12/25/2041	620,645	0.1
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021- HQA4 M2, 6.919%, (SOFR30A + 2.350%), 12/25/2041	1,012,735	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA1 M1B, 6.419%, (SOFR30A + 1.850%), 01/25/2042	$1,522,591	0.3
1,600,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA2 M1B, 6.969%, (SOFR30A + 2.400%), 02/25/2042	1,639,058	0.3
400,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA4 M1B, 7.919%, (SOFR30A + 3.350%), 05/25/2042	418,861	0.1
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA5 M1B, 9.234%, (SOFR30A + 4.500%), 06/25/2042	1,073,439	0.2
139,032 (1)(3)	Freddie Mac Strips 239 S30, 2.988%, (-1.000*SOFR30A + 7.586%), 08/15/2036	16,854	0.0
14,058,923 (1)(3)	Freddie Mac Strips 353 S1, 1.288%, (-1.000*SOFR30A + 5.886%), 12/15/2046	1,292,111	0.2
1,881,195 (3)	Freddie Mac Strips 365 C57, 3.500%, 11/15/2048	311,366	0.1
1,718,835 (3)	Freddie Mac Strips 365 C9, 3.500%, 05/15/2049	298,261	0.1
29,584,548 (3)	Freddie Mac Strips 389 C32, 2.500%, 07/15/2037	1,605,704	0.3
3,898,570 (3)	Freddie Mac Strips 389 C6, 3.500%, 10/15/2037	360,491	0.1
1,535,168 (1)(2)	GCAT Trust 2024- INV3 A13, 6.000%, 09/25/2054	1,525,427	0.3
649,924 (1)(3)	Ginnie Mae 2013- 148 DS, 1.168%, (-1.000*TSFR1M + 5.566%), 10/16/2043	40,825	0.0
2,682,172 (3)	Ginnie Mae 2015-20 CI, 3.500%, 02/20/2030	151,806	0.0
186,215 (3)	Ginnie Mae 2015-42 IY, 5.500%, 08/20/2039	10,127	0.0
5,199,718 (3)	Ginnie Mae 2015-60 PI, 4.000%, 04/20/2045	1,023,143	0.2
3,195,458 (1)(3)	Ginnie Mae 2019- 23 MT, 0.600%, (-1.000*TSFR1M + 6.586%), 03/20/2042	47,663	0.0
2,172,992 (3)	Ginnie Mae 2019-78 IC, 4.500%, 06/20/2049	502,037	0.1
7,096,266 (3)	Ginnie Mae 2020-146 IM, 2.500%, 10/20/2050	1,034,804	0.2
13,393,488 (3)	Ginnie Mae 2020-146 IO, 3.500%, 10/20/2050	2,584,228	0.5

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,917,677 (3)	Ginnie Mae 2020-79 IO, 3.500%, 06/20/2050	$539,200	0.1
8,806,773 (3)	Ginnie Mae 2020-97 UI, 4.500%, 07/20/2050	2,003,641	0.4
7,306,151 (3)	Ginnie Mae 2022-10 GI, 4.500%, 01/20/2052	1,553,177	0.3
28,486 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	26,377	0.0
141,987 (1)(2)	GS Mortgage-Backed Securities Trust 2020- NQM1 A2, 1.791%, 09/27/2060	133,752	0.0
696,513 (2)	GS Mortgage-Backed Securities Trust 2024- PJ9 A3, 5.000%, 02/25/2055	670,829	0.1
11,781 (1)	HomeBanc Mortgage Trust 2004-1 2A, 5.313%, (TSFR1M + 0.974%), 08/25/2029	11,410	0.0
740,437 (2)	Hundred Acre Wood Trust 2021-INV1 A27, 2.500%, 07/25/2051	590,048	0.1
24,928 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 3.986%, 08/25/2049	23,182	0.0
864,913 (1)(2)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	706,689	0.1
338,757 (1)(2)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	302,802	0.1
679,065 (1)(2)	JP Morgan Mortgage Trust 2017-5 B2, 5.214%, 10/26/2048	668,806	0.1
976,346 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.703%, 09/25/2048	859,425	0.2
636,110 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.707%, 10/25/2048	566,396	0.1
830,047 (1)(2)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	726,537	0.1
100,203 (1)(2)	JP Morgan Mortgage Trust 2018-8 A13, 4.000%, 01/25/2049	91,640	0.0
39,137 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	35,951	0.0
33,911 (1)(2)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	31,357	0.0
14,610 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	12,932	0.0
867,506 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.927%, 10/25/2049	827,666	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
492,188 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.740%, 12/25/2049	$460,791	0.1
13,810 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.498%, 03/25/2050	13,622	0.0
145,240 (1)(2)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	127,654	0.0
125,547 (1)(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	104,327	0.0
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/25/2051	667,960	0.1
1,397,115 (1)(2)	JP Morgan Mortgage Trust 2024-9 A9A, 5.500%, 02/25/2055	1,359,661	0.3
792,447 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 A3, 5.500%, 04/25/2055	777,964	0.2
2,486,337 (1)(2)	JP Morgan Mortgage Trust Series 2024-6 B3, 6.951%, 12/25/2054	2,493,469	0.5
905,545 (1)(2)	JP Morgan Mortgage Trust Series 2024-8 A9, 6.000%, 01/25/2055	899,799	0.2
425,892 (1)(2)	Mello Mortgage Capital Acceptance 2018- MTG2 B1, 4.362%, 10/25/2048	396,996	0.1
200,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	192,242	0.0
2,095,533 (1)(2)	Mill City Mortgage Loan Trust 2018-3 M1, 3.250%, 08/25/2058	1,973,589	0.4
1,223,730 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-3 A7, 6.000%, 07/25/2054	1,221,349	0.2
92,894 (1)(2)	OBX Trust 2019- INV2 A25, 4.000%, 05/27/2049	85,177	0.0
1,360,636 (1)(2)	Oceanview Mortgage Trust 2022-1 AF, 5.000%, (SOFR30A + 0.850%), 12/25/2051	1,263,004	0.2
6,255	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	5,423	0.0
400,000 (1)(2)	Provident Funding Mortgage Trust 2021- J1 A10, 2.000%, 10/25/2051	238,965	0.0
424,344 (1)(2)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	337,372	0.1
446,697 (1)(2)	RCKT Mortgage Trust 2021-1 B3, 2.718%, 03/25/2051	357,086	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
614,090 (1)(2)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	$488,597	0.1
975,031 (1)(2)	Sequoia Mortgage Trust 2019-2 B2, 4.246%, 06/25/2049	913,639	0.2
976,466 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.246%, 06/25/2049	878,879	0.2
75,497 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	66,728	0.0
334,487 (1)(2)	Sequoia Mortgage Trust 2019-5 A7, 3.500%, 12/25/2049	294,218	0.1
4,601 (1)(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	4,570	0.0
634,939 (1)(2)	Sequoia Mortgage Trust 2021-3 B3, 2.650%, 05/25/2051	498,050	0.1
836,245 (1)(2)	Sequoia Mortgage Trust 2023-2 A1, 5.000%, 03/25/2053	795,006	0.2
236,202 (1)(2)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	234,703	0.0
2,168,981 (1)(2)	Sequoia Mortgage Trust 2024-8 A20, 5.500%, 09/25/2054	2,110,836	0.4
1,796,951 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	1,748,779	0.3
301,178 (1)(2)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	299,993	0.1
183,985 (1)(2)	Triangle Re Ltd. 2021-3 M1B, 7.469%, (SOFR30A + 2.900%), 02/25/2034	185,876	0.0
529,569 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	445,577	0.1
28,640 (1)	WaMu Mortgage Pass- Through Certificates 2005-AR11 A1C3, 5.473%, (TSFR1M + 1.134%), 08/25/2045	28,088	0.0
13,341 (1)	WaMu Mortgage Pass- Through Certificates 2006-AR12 2A3, 4.186%, 10/25/2036	12,021	0.0
87,805 (1)	WaMu Mortgage Pass- Through Certificates 2007-HY2 1A1, 4.297%, 12/25/2036	78,119	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,764 (1)	WaMu Mortgage Pass- Through Certificates Series Trust 2005- AR13 A1C3, 5.433%, (TSFR1M + 1.094%), 10/25/2045	$13,205	0.0
115,012 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 5.785%, (12MTA + 0.960%), 08/25/2046	62,553	0.0
8,718 (1)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.883%, (TSFR1M + 0.544%), 06/25/2037	7,477	0.0
494,815 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.646%, 07/25/2047	429,759	0.1
6,610 (1)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.153%, 04/25/2036	6,395	0.0
10,480 (1)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 6.683%, 12/28/2037	9,213	0.0
	Total Collateralized Mortgage Obligations (Cost $84,318,923)	79,636,557	15.2
COMMERCIAL MORTGAGE-BACKED SECURITIES: 11.9%
500,000 (1)(2)	Arbor Multifamily Mortgage Securities Trust 2021-MF2 E, 2.000%, 06/15/2054	319,278	0.1
500,000 (1)(2)	AREIT Trust 2021- CRE5 D, 7.146%, (TSFR1M + 2.764%), 11/17/2038	493,284	0.1
500,000 (2)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2029	502,578	0.1
500,000 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	356,734	0.1
3,000,000 (1)(3)	BANK 2017-BNK8 XB, 0.182%, 11/15/2050	14,892	0.0
903,677 (1)(3)	BANK 2019-BN16 XA, 0.935%, 02/15/2052	24,560	0.0
3,484,619 (1)(3)	BANK 2019-BN21 XA, 0.827%, 10/17/2052	108,311	0.0
1,234,000 (1)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017- BNK3 B, 3.879%, 02/15/2050	1,176,459	0.2
1,000,000 (1)	BANK5 2024-5YR10 C, 5.743%, 10/15/2057	984,729	0.2
1,000,000	BANK5 2024-5YR8 A3, 5.884%, 08/15/2057	1,028,474	0.2

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,180,000 (1)(2)(3)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	$4,722	0.0
4,627,051 (1)(3)	BBCMS Mortgage Trust 2022-C17 XA, 1.150%, 09/15/2055	313,950	0.1
750,000	BBCMS Mortgage Trust 2024-5C29 B, 5.858%, 09/15/2057	756,999	0.2
1,000,000	BBCMS Mortgage Trust 2024-5C31 C, 5.756%, 12/15/2057	989,787	0.2
2,000,000 (1)(2)	BDS LLC 2024-FL13 A, 5.943%, (TSFR1M + 1.576%), 09/19/2039	2,010,501	0.4
637,239 (1)(2)	BDS Ltd. 2021-FL10 A, 5.840%, (TSFR1M + 1.464%), 12/16/2036	638,065	0.1
1,000,000 (1)(2)	Benchmark Mortgage Trust 2018-B3 D, 3.053%, 04/10/2051	640,334	0.1
10,210,463 (1)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.221%, 03/15/2062	420,262	0.1
927,549 (1)(3)	Benchmark Mortgage Trust 2019-B9 XA, 1.014%, 03/15/2052	31,832	0.0
5,104,089 (1)(3)	Benchmark Mortgage Trust 2020-B17 XA, 1.412%, 03/15/2053	226,183	0.0
3,118,230 (1)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.782%, 07/15/2053	167,412	0.0
2,082,885 (1)(3)	Benchmark Mortgage Trust 2021-B24 XA, 1.139%, 03/15/2054	95,522	0.0
650,000 (1)	Benchmark Mortgage Trust 2023-V3 A3, 6.363%, 07/15/2056	674,859	0.1
479,139 (1)(2)	BLP Commercial Mortgage Trust 2024- IND2 B, 6.089%, (TSFR1M + 1.692%), 03/15/2041	479,742	0.1
204,000 (2)(4)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	157,916	0.0
2,000,000	BMO Mortgage Trust 2024-5C6 A3, 5.316%, 09/15/2057	2,007,770	0.4
450,000 (1)(2)	BMP 2024-MF23 C, 6.238%, (TSFR1M + 1.841%), 06/15/2041	451,078	0.1
1,500,000 (1)(2)	BOCA Commercial Mortgage Trust 2024- BOCA A, 6.318%, (TSFR1M + 1.921%), 08/15/2041	1,509,291	0.3
175,000 (1)(2)	BX 2021-MFM1 D, 6.011%, (TSFR1M + 1.614%), 01/15/2034	174,606	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
472,500 (1)(2)	BX Commercial Mortgage Trust 2021-21M E, 6.682%, (TSFR1M + 2.285%), 10/15/2036	$467,166	0.1
343,000 (1)(2)	BX Commercial Mortgage Trust 2021- IRON E, 6.861%, (TSFR1M + 2.464%), 02/15/2038	330,411	0.1
2,000,000 (1)(2)	BX Commercial Mortgage Trust 2021- VOLT D, 6.162%, (TSFR1M + 1.764%), 09/15/2036	1,996,566	0.4
307,300 (1)(2)	BX Commercial Mortgage Trust 2021- XL2 B, 5.509%, (TSFR1M + 1.112%), 10/15/2038	306,770	0.1
350,000 (1)(2)	BX Commercial Mortgage Trust 2021- XL2 D, 5.908%, (TSFR1M + 1.511%), 10/15/2038	349,483	0.1
2,300,000 (1)(2)	BX Commercial Mortgage Trust 2024- AIR2 A, 5.890%, (TSFR1M + 1.492%), 10/15/2041	2,312,007	0.4
2,125,000 (1)(2)	BX Commercial Mortgage Trust 2024- AIRC A, 6.088%, (TSFR1M + 1.691%), 08/15/2039	2,142,913	0.4
246,752 (1)(2)	BX Commercial Mortgage Trust 2024- KING A, 5.938%, (TSFR1M + 1.541%), 05/15/2034	247,267	0.1
825,000 (1)(2)	BX Trust 2021-ARIA C, 6.157%, (TSFR1M + 1.760%), 10/15/2036	823,343	0.2
250,000 (1)(2)	BX Trust 2021-LBA EJV, 6.512%, (TSFR1M + 2.114%), 02/15/2036	248,187	0.1
197,702 (1)(2)	BX Trust 2021-LBA EV, 6.512%, (TSFR1M + 2.114%), 02/15/2036	195,724	0.0
659,344 (1)(2)	BX Trust 2021-SDMF D, 5.898%, (TSFR1M + 1.501%), 09/15/2034	650,077	0.1
513,895 (1)(2)	BX Trust 2022-FOX2 C, 5.706%, (TSFR1M + 1.309%), 04/15/2039	507,980	0.1
700,000 (1)(2)	BX Trust 2022-LBA6 C, 5.997%, (TSFR1M + 1.600%), 01/15/2039	698,825	0.1
500,000 (1)(2)	BX Trust 2023-DELC A, 7.087%, (TSFR1M + 2.690%), 05/15/2038	504,678	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
521,534 (1)(2)	BX Trust 2024-CNYN C, 6.338%, (TSFR1M + 1.941%), 04/15/2041	$523,437	0.1
628,984 (1)(3)	CD Mortgage Trust 2017-CD4 XA, 1.218%, 05/10/2050	13,637	0.0
725,000 (1)	Citigroup Commercial Mortgage Trust 2016-P4 C, 3.937%, 07/10/2049	641,570	0.1
839,074 (1)(3)	Citigroup Commercial Mortgage Trust 2016- P4 XA, 1.890%, 07/10/2049	16,118	0.0
200,000 (1)	Citigroup Commercial Mortgage Trust 2016-P5 B, 3.698%, 10/10/2049	175,132	0.0
1,005,163 (1)(3)	Citigroup Commercial Mortgage Trust 2017- C4 XA, 0.979%, 10/12/2050	21,082	0.0
926,662 (1)(3)	Citigroup Commercial Mortgage Trust 2017- P8 XA, 0.862%, 09/15/2050	16,076	0.0
1,148,317 (1)(3)	Citigroup Commercial Mortgage Trust 2018- C5 XA, 0.664%, 06/10/2051	23,448	0.0
14,736,972 (1)(3)	Citigroup Commercial Mortgage Trust 2019- C7 XA, 0.845%, 12/15/2072	488,428	0.1
1,026,099 (1)(3)	Citigroup Commercial Mortgage Trust 2019- GC41 XA, 1.032%, 08/10/2056	34,417	0.0
60,000	Citigroup Commercial Mortgage Trust 2019- GC43 A4, 3.038%, 11/10/2052	53,588	0.0
500,000 (1)(2)	Citigroup Commercial Mortgage Trust 2023- SMRT C, 5.852%, 10/12/2040	497,730	0.1
41,948 (1)	Comm Mortgage Trust 2013-CR13 C, 4.944%, 11/10/2046	39,066	0.0
2,380,000 (1)(2)(3)	COMM Mortgage Trust 2012-CR4 XB, 0.401%, 10/15/2045	17,249	0.0
500,000 (1)	COMM Mortgage Trust 2015-CR23 B, 4.183%, 05/10/2048	486,420	0.1
1,118,940 (1)(3)	COMM Mortgage Trust 2016-CR28 XA, 0.624%, 02/10/2049	3,851	0.0
669,443 (1)(3)	COMM Mortgage Trust 2017-COR2 XA, 1.151%, 09/10/2050	15,414	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	CONE Trust 2024-DFW1 A, 6.039%, (TSFR1M + 1.642%), 08/15/2041	$1,006,540	0.2
1,130,000 (1)(2)	DBWF Mortgage Trust 2015-LCM D, 3.421%, 06/10/2034	964,188	0.2
1,025,000 (2)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	1,052,000	0.2
500,000 (1)(2)	DC Trust 2024-HLTN A, 5.727%, 04/13/2040	503,715	0.1
1,500,000 (1)(2)	DK Trust 2024-SPBX C, 6.347%, (TSFR1M + 1.950%), 03/15/2034	1,502,689	0.3
350,000 (1)(2)	DTP Commercial Mortgage Trust 2023- STE2 A, 5.843%, 01/15/2041	354,179	0.1
450,000 (2)	ELM Trust 2024- ELM C15, 6.189%, 06/10/2039	454,500	0.1
264,237 (1)(2)	Extended Stay America Trust 2021-ESH E, 7.361%, (TSFR1M + 2.964%), 07/15/2038	265,969	0.1
1,000,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 7.093%, (TSFR1M + 2.600%), 12/15/2039	1,006,038	0.2
1,070,954 (1)(3)	Freddie Mac Multiclass Certificates Series 2021-P011 X1, 1.767%, 09/25/2045	118,847	0.0
1,435,269 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.575%, 04/25/2030	95,571	0.0
1,625,230 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.874%, 11/25/2030	65,865	0.0
4,246,566 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.509%, 05/25/2035	469,026	0.1
781,185 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.323%, 07/25/2035	74,677	0.0
1,268,943 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.862%, 10/25/2035	80,735	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,682,511 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.979%, 08/25/2036	$129,012	0.0
848,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	37,832	0.0
1,119,480 (2)(4)	FREMF Mortgage Trust 2016-K57 D, 0.000%, 08/25/2049	960,107	0.2
11,105,270 (2)(3)	FREMF Mortgage Trust 2016-K57 X2A, 0.100%, 08/25/2049	11,536	0.0
2,837,168 (2)(3)	FREMF Mortgage Trust 2016-K57 X2B, 0.100%, 08/25/2049	4,065	0.0
2,000,000 (1)(2)	FS Trust 2024-HULA A, 6.208%, (TSFR1M + 1.811%), 08/15/2039	2,008,518	0.4
1,300,000 (2)(4)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	1,047,345	0.2
238,000 (2)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.981%, 11/27/2050	203,034	0.0
95,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	91,798	0.0
95,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	91,008	0.0
126,000 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	125,337	0.0
153,000 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	151,986	0.0
125,000 (2)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.000%, 09/27/2051	119,874	0.0
106,000 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	72,969	0.0
126,000 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	125,254	0.0
125,000 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	117,519	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (1)(2)	Great Wolf Trust 2024- WOLF A, 5.939%, (TSFR1M + 1.542%), 03/15/2039	$501,479	0.1
600,000 (1)(2)	GS Mortgage Securities Corp. II 2023-SHIP C, 5.505%, 09/10/2038	597,714	0.1
198,817 (1)(3)	GS Mortgage Securities Trust 2014-GC22 XA, 0.594%, 06/10/2047	1,535	0.0
637,960	GS Mortgage Securities Trust 2015-GC30 A4, 3.382%, 05/10/2050	634,172	0.1
1,500,000	GS Mortgage Securities Trust 2015-GC32 A4, 3.764%, 07/10/2048	1,490,568	0.3
1,295,510 (1)(3)	GS Mortgage Securities Trust 2016-GS4 XA, 0.558%, 11/10/2049	9,553	0.0
799,940 (1)(3)	GS Mortgage Securities Trust 2017-GS6 XA, 0.997%, 05/10/2050	14,306	0.0
1,000,000 (1)	GS Mortgage Securities Trust 2018-GS9 A4, 3.992%, 03/10/2051	965,253	0.2
1,042,668 (1)(3)	GS Mortgage Securities Trust 2019-GC38 XA, 1.007%, 02/10/2052	35,670	0.0
10,503,038 (1)(3)	GS Mortgage Securities Trust 2019-GC39 XA, 1.087%, 05/10/2052	380,815	0.1
1,901,746 (1)(3)	GS Mortgage Securities Trust 2019-GC42 XA, 0.805%, 09/10/2052	58,306	0.0
90,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	82,329	0.0
1,294,044 (1)(3)	GS Mortgage Securities Trust 2020-GC47 XA, 1.124%, 05/12/2053	59,097	0.0
175,000 (1)(2)	GSMS Trustair 2024- FAIR A, 5.876%, 07/15/2029	176,447	0.0
800,000 (1)(2)	HTL Commercial Mortgage Trust 2024-T53 A, 5.876%, 05/10/2039	804,803	0.2
750,000 (2)	ICNQ Mortgage Trust 2024-MF A, 5.778%, 12/10/2034	753,549	0.1
1,000,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024- OMNI A, 5.797%, OMNI A, 5.797%, 10/05/2039	1,012,933	0.2
1,000,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024- OMNI C, 5.797%, 10/05/2039	998,528	0.2

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,070,241 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2016- JP4 XA, 0.569%, 12/15/2049	$8,348	0.0
770,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021- MHC E, 7.212%, (TSFR1M + 2.814%), 04/15/2038	771,585	0.2
19,202,986 (1)(3)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.596%, 06/15/2051	283,121	0.1
500,000 (1)(2)	KIND Commercial Mortgage Trust 2024-1 A, 6.287%, (TSFR1M + 1.890%), 08/15/2041	502,320	0.1
750,000 (1)(2)	LBA Trust 2024-BOLT A, 5.988%, (TSFR1M + 1.591%), 06/15/2039	752,080	0.1
1,000,000 (1)(2)	MED Commercial Mortgage Trust 2024- MOB A, 5.989%, (TSFR1M + 1.592%), 05/15/2041	1,000,813	0.2
182,000 (1)(2)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 6.996%, (TSFR1M + 2.614%), 07/15/2036	181,714	0.0
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 A4, 3.719%, 07/15/2050	993,275	0.2
62,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	57,584	0.0
10,224,264 (1)(3)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.605%, 11/15/2052	258,930	0.1
999,171 (3)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.282%, 05/15/2054	53,503	0.0
355,000 (1)(2)	MTN Commercial Mortgage Trust 2022- LPFL A, 5.797%, (TSFR1M + 1.397%), 03/15/2039	354,930	0.1
564,212 (1)(2)	PFP Ltd. 2023-10 A, 6.747%, (TSFR1M + 2.365%), 09/16/2038	566,795	0.1
70,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.369%, 11/08/2049	63,820	0.0
110,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.222%, 03/01/2050	98,368	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
30,000 (2)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	$25,173	0.0
445,435 (2)	THPT Mortgage Trust 2023-THL A, 6.994%, 12/10/2034	455,313	0.1
1,823,726 (1)(3)	UBS Commercial Mortgage Trust 2018- C9 XA, 0.911%, 03/15/2051	44,902	0.0
60,000	UBS Commercial Mortgage Trust 2019- C17 A4, 2.921%, 10/15/2052	53,841	0.0
700,000 (1)(2)	WCORE Commercial Mortgage Trust 2024- CORE C, 6.638%, (TSFR1M + 2.241%), 11/15/2041	702,472	0.1
472,204	Wells Fargo Commercial Mortgage Trust 2015-SG1 A4, 3.789%, 09/15/2048	468,262	0.1
400,000	Wells Fargo Commercial Mortgage Trust 2016-LC25 A4, 3.640%, 12/15/2059	389,966	0.1
400,000 (2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	320,866	0.1
500,000 (2)	WSTN Trust 2023- MAUI A, 6.297%, 07/05/2037	507,174	0.1
	Total Commercial Mortgage-Backed Securities (Cost $62,685,621)	62,412,135	11.9

ASSET-BACKED SECURITIES: 8.7%
	Automobile Asset-Backed Securities: 0.5%
150,000 (2)	Bayview Opportunity Master Fund VII Trust 2024-SN1 A3, 5.660%, 03/15/2028	151,456	0.0
400,000	Exeter Automobile Receivables Trust 2024-1A B, 5.290%, 08/15/2028	402,225	0.1
100,000 (2)	Ford Credit Auto Owner Trust 2022-1 C, 4.670%, 11/15/2034	98,773	0.0
700,000	Honda Auto Receivables Owner Trust 2024-1 A4, 5.170%, 05/15/2030	709,175	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
1,600,000	Santander Drive Auto Receivables Trust 2024-4 B, 4.930%, 09/17/2029	$1,605,843	0.3
		2,967,472	0.5

	Home Equity Asset-Backed Securities: 0.1%
425,546 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	332,270	0.1
32,041 (1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	31,982	0.0
		364,252	0.1

	Other Asset-Backed Securities: 7.1%
250,000 (1)(2)	AMMC CLO 25 Ltd. 2022-25A A1R, 6.006%, (TSFR3M + 1.350%), 04/15/2035	250,490	0.1
250,000 (1)(2)	Apidos CLO XXXII 2019-32A A1R, 5.717%, (TSFR3M + 1.100%), 01/20/2033	250,419	0.1
148,500 (2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	146,001	0.0
10,203 (2)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	9,668	0.0
550,000 (1)(2)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 7.412%, (TSFR1M + 3.014%), 11/15/2036	541,701	0.1
192,842 (1)(2)	ARES LII CLO Ltd. 2019-52A A1R, 5.943%, (TSFR3M + 1.312%), 04/22/2031	193,295	0.0
400,000 (1)(2)	ARES XLIV CLO Ltd. 2017-44A A2R, 6.218%, (TSFR3M + 1.562%), 04/15/2034	399,301	0.1
300,000 (1)(2)	Bain Capital Credit CLO Ltd. 2022-4A CR, 6.697%, (TSFR3M + 2.050%), 10/16/2037	300,678	0.1
1,500,000 (1)(2)	Bain Capital Credit CLO Ltd. 2022-6A CR, 6.522%, (TSFR3M + 2.000%), 01/22/2038	1,503,474	0.3
750,000 (1)(2)	Bain Capital Credit CLO Ltd. 2024-4A C, 6.770%, (TSFR3M + 1.900%), 10/23/2037	751,835	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,250,000 (1)(2)	Ballyrock CLO 20 Ltd. 2022-20A BR2, 6.606%, (TSFR3M + 1.950%), 10/15/2036	$1,252,355	0.2
300,000 (1)(2)	Barings CLO Ltd. 2018-3A C, 6.779%, (TSFR3M + 2.162%), 07/20/2029	300,781	0.1
231,194 (1)(2)	Barings CLO Ltd. 2018-4A A1R, 5.806%, (TSFR3M + 1.150%), 10/15/2030	231,498	0.1
250,000 (1)(2)	Benefit Street Partners CLO XIX Ltd. 2019-19A AR, 5.836%, (TSFR3M + 1.180%), 01/15/2033	250,429	0.1
400,000 (1)(2)	Benefit Street Partners CLO XXIII Ltd. 2021- 23A C, 7.087%, (TSFR3M + 2.462%), 04/25/2034	400,770	0.1
300,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 6.835%, (TSFR3M + 2.000%), 10/22/2037	300,844	0.1
500,000 (1)(2)	BlueMountain CLO Ltd. 2014-2A A2R2, 6.279%, (TSFR3M + 1.662%), 10/20/2030	500,316	0.1
183,622 (1)(2)	BlueMountain CLO Ltd. 2016-3A A1R2, 5.723%, (TSFR3M + 1.200%), 11/15/2030	183,814	0.0
500,000 (1)(2)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 6.918%, (TSFR3M + 2.262%), 04/15/2034	500,615	0.1
455,000 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 6.806%, (TSFR3M + 2.150%), 04/15/2035	455,663	0.1
50,000 (2)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	49,455	0.0
110,386 (1)(2)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A1R2, 5.879%, (TSFR3M + 1.232%), 04/17/2031	110,554	0.0
246,276 (1)(2)	Carlyle Global Market Strategies CLO Ltd. 2015-4A A1RR, 5.837%, (TSFR3M + 1.220%), 07/20/2032	246,705	0.1
550,000 (1)(2)	CBAM Ltd. 2017-1A CR2, 6.480%, (TSFR3M + 2.100%), 01/20/2038	551,471	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
12,700 (1)	Chase Funding Trust Series 2003-5 2A2, 5.053%, (TSFR1M + 0.714%), 07/25/2033	$12,577	0.0
56,890 (2)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	52,215	0.0
154,452 (1)(2)	Crestline Denali CLO XVII Ltd. 2018- 1A ARR, 5.786%, (TSFR3M + 1.130%), 10/15/2031	154,604	0.0
584,608 (2)	Domino's Pizza Master Issuer LLC 2018- 1A A2I, 4.116%, 07/25/2048	581,350	0.1
243,125 (2)	Domino's Pizza Master Issuer LLC 2021- 1A A2I, 2.662%, 04/25/2051	221,286	0.0
91,975 (2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	91,223	0.0
1,000,000 (1)(2)	Dryden 113 CLO Ltd. 2022-113A CR2, 6.517%, (TSFR3M + 1.900%), 10/15/2037	1,001,630	0.2
1,000,000 (1)(2)	Dryden 87 CLO Ltd. 2021-87A C, 6.683%, (TSFR3M + 2.162%), 05/20/2034	1,002,408	0.2
250,000 (1)(2)	Eaton Vance Clo Ltd. 2015-1A A2R, 6.129%, (TSFR3M + 1.512%), 01/20/2030	250,408	0.1
160,630 (1)(2)	Galaxy XXVI CLO Ltd. 2018-26A AR, 5.684%, (TSFR3M + 1.170%), 11/22/2031	160,927	0.0
9,312 (2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	8,666	0.0
916,911 (2)	J.G. Wentworth XLI LLC 2018-1A A, 3.740%, 10/17/2072	806,878	0.2
350,000 (2)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	346,761	0.1
750,000 (1)(2)	LCM XV L.P. 15A CR, 7.279%, (TSFR3M + 2.662%), 07/20/2030	751,243	0.1
750,000 (1)(2)	LCM XXII Ltd. 22A BR, 6.879%, (TSFR3M + 2.262%), 10/20/2028	752,506	0.1
56,665 (2)	Loanpal Solar Loan Ltd. 2020-2GF A, 2.750%, 07/20/2047	46,213	0.0
56,436 (2)	Loanpal Solar Loan Ltd. 2021-1GS A, 2.290%, 01/20/2048	44,667	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
95,859 (2)	Loanpal Solar Loan Ltd. 2021-2GS A, 2.220%, 03/20/2048	$73,840	0.0
250,000 (1)(2)	Madison Park Funding XLVIII Ltd. 2021-48A C, 6.879%, (TSFR3M + 2.262%), 04/19/2033	250,579	0.1
142,457 (1)(2)	Magnetite XII Ltd. 2015-12A AR4, 5.806%, (TSFR3M + 1.150%), 10/15/2031	142,742	0.0
1,000,000 (1)(2)	Magnetite XLVII Ltd. 2024-47A C, 6.322%, (TSFR3M + 1.850%), 01/25/2038	1,000,822	0.2
950,000 (1)(2)	Magnetite XXVI Ltd. 2020-26A CR, 6.787%, (TSFR3M + 2.162%), 07/25/2034	952,327	0.2
340,000 (1)(2)	Magnetite XXXI Ltd. 2021-31A A1, 6.018%, (TSFR3M + 1.362%), 07/15/2034	340,757	0.1
1,839,731 (1)(2)	MF1 Ltd. 2022-FL8 A, 5.716%, (TSFR1M + 1.350%), 02/19/2037	1,841,678	0.4
250,094 (2)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	221,724	0.0
26,395 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	24,624	0.0
20,352 (2)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	18,266	0.0
42,737 (2)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	35,599	0.0
49,853 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	37,758	0.0
680,434 (2)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	636,823	0.1
1,000,000 (1)(2)	Mountain View CLO XVIII Ltd. 2024-1A C, 6.737%, (TSFR3M + 2.200%), 10/16/2037	1,002,337	0.2
620,000 (1)(2)	Neuberger Berman CLO XVII Ltd. 2014- 17A CR3, 6.782%, (TSFR3M + 2.150%), 07/22/2038	623,770	0.1
1,000,000 (1)(2)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A CR2, 6.732%, (TSFR3M + 2.100%), 07/18/2038	1,014,978	0.2

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
750,000 (1)(2)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 6.809%, (TSFR3M + 2.162%), 10/16/2033	$751,514	0.1
500,000 (1)(2)	NYACK Park CLO Ltd. 2021-1A C, 6.829%, (TSFR3M + 2.212%), 10/20/2034	501,271	0.1
350,000 (1)(2)	Oaktree CLO Ltd. 2022-3A CR, 6.756%, (TSFR3M + 2.100%), 10/15/2037	353,098	0.1
500,000 (1)(2)	OCP CLO Ltd. 2020- 8RA CR, 6.423%, (TSFR3M + 1.900%), 10/17/2036	501,491	0.1
500,000 (1)(2)	OCP CLO Ltd. 2023- 27A CR, 6.847%, (TSFR3M + 2.200%), 07/16/2035	503,000	0.1
650,000 (1)(2)	Octagon Investment Partners 43 Ltd. 2019-1A CR, 7.076%, (TSFR3M + 2.450%), 10/25/2032	653,254	0.1
250,000 (1)(2)	Octagon Loan Funding Ltd. 2014-1A CRR, 6.947%, (TSFR3M + 2.462%), 11/18/2031	250,593	0.1
500,000 (1)(2)	OHA Credit Funding 8 Ltd. 2021-8A C, 6.794%, (TSFR3M + 2.162%), 01/18/2034	500,025	0.1
250,000 (1)(2)	Palmer Square CLO Ltd. 2021-1A B, 6.579%, (TSFR3M + 1.962%), 04/20/2034	250,637	0.1
750,000 (1)(2)	Palmer Square CLO Ltd. 2023-1A C, 7.867%, (TSFR3M + 3.250%), 01/20/2036	750,037	0.1
250,000 (1)(2)	Rockland Park CLO Ltd. 2021-1A C, 6.779%, (TSFR3M + 2.162%), 04/20/2034	250,357	0.1
99,250 (2)	Servpro Master Issuer LLC 2024-1A A2, 6.174%, 01/25/2054	99,744	0.0
550,000 (1)(2)	Shackleton CLO Ltd. 2019-15A CR, 7.068%, (TSFR3M + 2.412%), 01/15/2032	552,022	0.1
290,000 (1)(2)	Sound Point CLO XXVIII Ltd. 2020-3A A1R, 5.906%, (TSFR3M + 1.280%), 01/25/2032	290,330	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,250,000 (1)(2)	Storm King Park CLO Ltd. 2022-1A CR, 6.656%, (TSFR3M + 2.000%), 10/15/2037	$1,260,780	0.2
353,632 (2)	Sunnova Helios IX Issuer LLC 2022-B A, 5.000%, 08/20/2049	332,116	0.1
362,926 (2)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	351,441	0.1
176,582 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	139,642	0.0
79,887 (2)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	62,903	0.0
233,722 (2)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	219,515	0.0
224,005 (1)(2)	Symphony CLO XVI Ltd. 2015-16A ARR, 5.856%, (TSFR3M + 1.200%), 10/15/2031	224,211	0.0
223,060 (1)(2)	Symphony CLO XX Ltd. 2018-20A AR2, 5.747%, (TSFR3M + 1.100%), 01/16/2032	223,444	0.0
187,500 (2)	Taco Bell Funding LLC 2016-1A A23, 4.970%, 05/25/2046	187,280	0.0
750,000 (1)(2)	TCW CLO Ltd. 2023-1A C, 8.117%, (TSFR3M + 3.500%), 04/28/2036	756,319	0.1
112,825 (1)(2)	THL Credit Wind River CLO Ltd. 2015- 1A A1R3, 5.817%, (TSFR3M + 1.200%), 10/20/2030	112,913	0.0
600,000 (1)(2)	THL Credit Wind River CLO Ltd. 2017-3A CR, 7.418%, (TSFR3M + 2.762%), 04/15/2035	601,200	0.1
195,291 (1)(2)	TIAA CLO I Ltd. 2016- 1A ARR, 5.867%, (TSFR3M + 1.250%), 07/20/2031	195,615	0.0
250,000 (1)(2)	Venture 37 CLO Ltd. 2019-37A A1RR, 5.906%, (TSFR3M + 1.250%), 07/15/2032	250,333	0.1
1,208,802 (2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,160,035	0.2
222,480 (2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	217,496	0.0
350,000 (2)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	351,548	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
193,500 (2)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	$176,089	0.0
		37,216,571	7.1

	Student Loan Asset-Backed Securities: 1.0%
25,635 (2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	23,426	0.0
18,781 (2)	Commonbond Student Loan Trust-GS 2017- BGS A1, 2.680%, 09/25/2042	17,247	0.0
24,390 (2)	Commonbond Student Loan Trust-GS 2020- AGS A, 1.980%, 08/25/2050	20,981	0.0
10,533 (2)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	10,400	0.0
535,258 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	508,647	0.1
107,921 (2)	Navient Private Education Refi Loan Trust 2019-GA A, 2.400%, 10/15/2068	103,280	0.0
333,991 (2)	Navient Private Education Refi Loan Trust 2020-BA A2, 2.120%, 01/15/2069	314,793	0.1
290,443 (2)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	270,632	0.1
723,183 (2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	671,807	0.1
164,591 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	148,447	0.0
314,559 (2)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	282,139	0.1
177,158 (2)	Navient Private Education Refi Loan Trust 2021-c 2021-CA A, 1.060%, 10/15/2069	158,103	0.0
100,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	97,379	0.0
140,681 (2)	SMB Private Education Loan Trust B 2019-A2A, 2.840%, 06/15/2037	136,442	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
901,601 (2)	SMB Private Education Loan Trust 2024- D A1A, 5.380%, 07/15/2053	$903,291	0.2
244,532 (2)	SMB Private Education Loan Trust 2024- F A1A, 5.060%, 03/16/2054	242,554	0.1
156,497 (2)	SMB Private Education Loan Trust-A 2020- PTA A2A, 1.600%, 09/15/2054	145,212	0.0
600,000 (2)	Sofi Professional Loan Program LLC 2019- C BFX, 3.050%, 11/16/2048	516,153	0.1
446,940 (2)	SoFi Professional Loan Program LLC 2017-E B, 3.490%, 11/26/2040	438,815	0.1
14,614 (2)	Sofi Professional Loan Program Trust 2018- C A2FX, 3.590%, 01/25/2048	14,393	0.0
13,796 (2)	Sofi Professional Loan Program Trust 2018- D A2FX, 3.600%, 02/25/2048	13,582	0.0
183,025 (2)	SoFi Professional Loan Program Trust 2020-C AFX, 1.950%, 02/15/2046	169,244	0.0
		5,206,967	1.0
	Total Asset-Backed Securities (Cost $46,057,502)	45,755,262	8.7

CORPORATE BONDS/NOTES: 6.1%
	Basic Materials: 0.3%
70,000 (2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	62,888	0.0
185,000 (5)	Cleveland-Cliffs, Inc., 5.875%, 06/01/2027	184,109	0.0
200,000 (2)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	199,437	0.0
200,000 (2)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	204,312	0.0
255,000 (2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	251,586	0.1
185,000 (2)	Novelis Corp., 3.250%, 11/15/2026	176,378	0.0
70,000 (2)	Novelis Corp., 3.875%, 08/15/2031	60,348	0.0
70,000 (2)(5)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	64,564	0.0
200,000 (2)	OCP SA, 6.750%, 05/02/2034	204,350	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
325,000 (2)	Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/2034	$308,136	0.1
		1,716,108	0.3

	Communications: 0.4%
41,000 (2)	Beasley Mezzanine Holdings LLC, 9.200%, 08/01/2028	23,165	0.0
70,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	56,871	0.0
185,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	184,628	0.1
70,000 (2)	Directv Financing LLC / Directv Financing Co- Obligor, Inc., 5.875%, 08/15/2027	68,275	0.0
70,000 (2)	GCI LLC, 4.750%, 10/15/2028	65,449	0.0
70,000 (2)(5)	Match Group Holdings II LLC, 4.625%, 06/01/2028	66,721	0.0
519,000	Meta Platforms, Inc., 5.400%, 08/15/2054	503,051	0.1
519,000	Meta Platforms, Inc., 5.550%, 08/15/2064	506,384	0.1
70,000 (2)(5)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	64,740	0.0
147,000 (1)	Paramount Global, 6.375%, 03/30/2062	142,254	0.0
185,000 (2)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	177,868	0.0
70,000 (2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	68,139	0.0
70,000 (2)(5)	Stagwell Global LLC, 5.625%, 08/15/2029	66,730	0.0
255,000 (2)	Univision Communications, Inc., 6.625%, 06/01/2027	254,273	0.1
70,000 (2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	63,474	0.0
		2,312,022	0.4

	Consumer, Cyclical: 0.8%
70,000 (2)(5)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	71,614	0.0
70,000 (2)	Allison Transmission, Inc., 5.875%, 06/01/2029	69,631	0.0
35,000 (2)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	34,914	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
70,000 (5)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	$65,534	0.0
70,000 (2)	Caesars Entertainment, Inc., 6.500%, 02/15/2032	70,373	0.0
70,000 (2)	CCM Merger, Inc., 6.375%, 05/01/2026	70,191	0.0
70,000 (2)	Cinemark USA, Inc., 7.000%, 08/01/2032	71,494	0.0
70,000 (2)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	73,279	0.0
70,000 (2)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	61,795	0.0
70,000 (2)(5)	Gap, Inc., 3.875%, 10/01/2031	60,598	0.0
70,000 (2)	Gates Corp., 6.875%, 07/01/2029	71,293	0.0
618,000	General Motors Financial Co., Inc., 5.800%, 01/07/2029	630,745	0.2
70,000 (2)(5)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	70,315	0.0
597,000 (2)	Hyundai Capital America, 6.100%, 09/21/2028	614,391	0.1
70,000 (2)	Installed Building Products, Inc., 5.750%, 02/01/2028	68,903	0.0
70,000 (2)	Interface, Inc., 5.500%, 12/01/2028	68,826	0.0
70,000 (2)(5)	Lithia Motors, Inc., 4.375%, 01/15/2031	63,725	0.0
70,000	M/I Homes, Inc., 3.950%, 02/15/2030	63,538	0.0
70,000 (2)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	65,802	0.0
70,000	MGM Resorts International, 4.750%, 10/15/2028	67,080	0.0
185,000	MGM Resorts International, 5.500%, 04/15/2027	183,995	0.1
70,000 (2)(5)	Michaels Cos., Inc., 5.250%, 05/01/2028	52,931	0.0
70,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	69,691	0.0
185,000 (2)	NCL Corp. Ltd., 5.875%, 02/15/2027	184,556	0.1
70,000 (2)	Raising Cane's Restaurants LLC, 9.375%, 05/01/2029	75,076	0.0
185,000 (2)	Royal Caribbean Cruises Ltd., 4.250%, 07/01/2026	181,647	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
70,000 (2)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	$69,615	0.0
70,000 (5)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	70,215	0.0
70,000 (2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	67,046	0.0
70,000 (2)	Scientific Games International, Inc., 7.000%, 05/15/2028	70,205	0.0
70,000 (2)	Station Casinos LLC, 4.500%, 02/15/2028	66,472	0.0
70,000 (2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	61,132	0.0
70,000 (5)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	69,905	0.0
185,000 (2)	United Airlines, Inc., 4.375%, 04/15/2026	182,045	0.1
70,000 (2)	Viking Cruises Ltd., 5.875%, 09/15/2027	69,703	0.0
70,000 (2)(5)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	61,239	0.0
40,000 (5)	Walgreens Boots Alliance, Inc., 8.125%, 08/15/2029	39,643	0.0
255,000 (2)	William Carter Co., 5.625%, 03/15/2027	253,065	0.1
70,000 (2)(5)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	69,295	0.0
		4,331,517	0.8

	Consumer, Non-cyclical: 0.6%
70,000 (2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	67,161	0.0
70,000 (2)(5)	AdaptHealth LLC, 4.625%, 08/01/2029	63,033	0.0
70,000 (2)	AHP Health Partners, Inc., 5.750%, 07/15/2029	68,060	0.0
70,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	63,777	0.0
185,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.625%, 01/15/2027	181,272	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
85,000 (2)	Allied Universal Holdco LLC, 7.875%, 02/15/2031	$86,983	0.1
70,000 (2)(5)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	66,851	0.0
70,000 (2)	APi Group DE, Inc., 4.750%, 10/15/2029	66,175	0.0
70,000 (2)	BellRing Brands, Inc., 7.000%, 03/15/2030	71,812	0.0
50,000 (2)	Brink's Co., 6.500%, 06/15/2029	50,713	0.0
50,000 (2)	Brink's Co., 6.750%, 06/15/2032	50,425	0.0
70,000 (2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	57,559	0.0
415,000	Coca-Cola Co., 5.200%, 01/14/2055	394,453	0.1
70,000 (2)	CPI CG, Inc., 10.000%, 07/15/2029	75,188	0.1
70,000 (2)	DaVita, Inc., 4.625%, 06/01/2030	64,413	0.0
70,000 (5)	Encompass Health Corp., 4.750%, 02/01/2030	66,410	0.0
70,000 (2)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	73,158	0.0
185,000 (2)	Garda World Security Corp., 4.625%, 02/15/2027	179,844	0.1
70,000 (2)	Graham Holdings Co., 5.750%, 06/01/2026	69,771	0.0
70,000	HCA, Inc., 3.500%, 09/01/2030	63,604	0.0
70,000 (2)	LifePoint Health, Inc., 10.000%, 06/01/2032	71,260	0.0
70,000 (2)	Medline Borrower L.P., 3.875%, 04/01/2029	64,883	0.0
400,000 (2)	Minerva Luxembourg SA, 8.875%, 09/13/2033	417,376	0.1
70,000 (2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	65,027	0.0
70,000 (2)	Post Holdings, Inc., 4.625%, 04/15/2030	64,619	0.0
15,000 (2)	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 04/15/2026	15,005	0.0
70,000 (2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	65,160	0.0
70,000 (2)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	64,770	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
60,000 (2)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	$60,861	0.0
70,000 (2)	Star Parent, Inc., 9.000%, 10/01/2030	72,789	0.0
70,000 (2)	Teleflex, Inc., 4.250%, 06/01/2028	66,754	0.0
70,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	69,933	0.0
70,000 (2)	United Natural Foods, Inc., 6.750%, 10/15/2028	69,061	0.0
70,000 (5)	United Rentals North America, Inc., 3.750%, 01/15/2032	61,368	0.0
70,000 (2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	66,897	0.0
		3,176,425	0.6

	Energy: 0.7%
255,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	253,986	0.1
70,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	69,671	0.0
70,000 (2)(5)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	68,240	0.0
70,000 (2)	Baytex Energy Corp., 8.500%, 04/30/2030	71,588	0.0
70,000 (2)	Chord Energy Corp., 6.375%, 06/01/2026	70,032	0.0
50,000 (2)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	49,789	0.0
70,000 (2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	72,440	0.0
70,000 (2)	DT Midstream, Inc., 4.125%, 06/15/2029	65,420	0.0
230,000	Ecopetrol SA, 8.375%, 01/19/2036	222,410	0.1
200,000	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	172,063	0.0
70,000 (2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	71,495	0.0
64,000 (2)	Enerflex Ltd., 9.000%, 10/15/2027	66,682	0.0
450,000 (1)	Energy Transfer L.P. G, 7.125%, 12/31/2199	452,745	0.1
70,000	EnLink Midstream LLC, 5.375%, 06/01/2029	70,048	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
70,000 (2)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	$72,043	0.0
185,000 (2)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	184,521	0.1
70,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	66,851	0.0
200,000 (2)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	218,437	0.1
70,000 (2)	Kinetik Holdings L.P., 5.875%, 06/15/2030	68,953	0.0
70,000 (2)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	71,469	0.0
70,000 (2)	Matador Resources Co., 6.875%, 04/15/2028	71,063	0.0
60,000 (2)	Moss Creek Resources Holdings, Inc., 8.250%, 09/01/2031	58,941	0.0
185,000 (2)	Permian Resources Operating LLC, 5.375%, 01/15/2026	184,030	0.0
70,000 (2)	Permian Resources Operating LLC, 5.875%, 07/01/2029	68,735	0.0
225,000	Petroleos del Peru SA, 4.750%, 06/19/2032	170,648	0.0
200,000 (2)	Petroleos del Peru SA, 4.750%, 06/19/2032	151,688	0.0
200,000	Petroleos Mexicanos, 6.500%, 03/13/2027	193,220	0.1
185,000	Southwestern Energy Co., 5.700%, 01/23/2025	185,140	0.1
70,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	66,044	0.0
70,000 (2)	Talos Production, Inc., 9.000%, 02/01/2029	71,884	0.0
70,000 (2)	Venture Global LNG, Inc., 8.125%, 06/01/2028	72,874	0.0
		3,753,150	0.7

	Financial: 2.3%
55,000 (2)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	56,692	0.0
70,000	Ally Financial, Inc., 5.750%, 11/20/2025	70,393	0.0
781,000 (1)	American Express Co., 5.282%, 07/27/2029	790,004	0.2
70,000 (2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	69,751	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
200,000 (2)	Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034	$198,218	0.1
2,391,000 (1)	Bank of America Corp., MTN, 3.384%, 04/02/2026	2,381,997	0.5
70,000 (2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	68,081	0.0
613,000	Crown Castle, Inc., 5.600%, 06/01/2029	625,119	0.1
264,000 (1)(2)(5)	Danske Bank A/S, 6.466%, 01/09/2026	264,058	0.1
70,000 (2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	70,085	0.0
185,000 (2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	185,696	0.1
1,516,000 (1)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	1,547,747	0.3
1,675,000 (1)	JPMorgan Chase & Co., 2.083%, 04/22/2026	1,660,838	0.3
185,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	178,528	0.0
70,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	66,075	0.0
1,293,000 (1)	Morgan Stanley, 2.188%, 04/28/2026	1,281,645	0.3
1,000 (1)	Morgan Stanley, 5.831%, 04/19/2035	1,020	0.0
1,000 (1)	Morgan Stanley, 6.627%, 11/01/2034	1,075	0.0
6,000 (1)	Morgan Stanley, MTN, 5.424%, 07/21/2034	5,961	0.0
70,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	44,176	0.0
185,000 (2)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	183,726	0.0
70,000 (2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	65,380	0.0
185,000	OneMain Finance Corp., 3.500%, 01/15/2027	176,617	0.0
70,000	OneMain Finance Corp., 6.625%, 01/15/2028	70,921	0.0
70,000 (2)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	70,776	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
70,000 (2)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	$71,096	0.0
8,000 (1)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	8,282	0.0
70,000 (2)(5)	PRA Group, Inc., 5.000%, 10/01/2029	64,103	0.0
70,000 (2)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	72,229	0.0
185,000 (2)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	180,066	0.0
185,000 (2)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	184,222	0.1
70,000 (2)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	69,196	0.0
70,000 (2)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	72,075	0.0
1,100,000 (1)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	1,098,073	0.2
		11,953,921	2.3

	Industrial: 0.6%
70,000 (2)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	71,051	0.0
65,000 (2)	Arcosa, Inc., 6.875%, 08/15/2032	66,122	0.0
10,000 (2)(5)	Bombardier, Inc., 7.250%, 07/01/2031	10,325	0.0
35,000 (2)(5)	Bombardier, Inc., 7.500%, 02/01/2029	36,446	0.0
110,000 (2)	Bombardier, Inc., 7.875%, 04/15/2027	110,235	0.1
255,000 (2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	255,108	0.1
70,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	67,999	0.0
70,000 (2)	Chart Industries, Inc., 7.500%, 01/01/2030	72,865	0.0
70,000 (2)	Clean Harbors, Inc., 6.375%, 02/01/2031	70,535	0.0
70,000 (2)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	70,181	0.0
70,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	68,810	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
70,000 (2)	GFL Environmental, Inc., 4.000%, 08/01/2028	$66,340	0.0
70,000 (2)	GFL Environmental, Inc., 5.125%, 12/15/2026	69,684	0.0
70,000 (2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	67,637	0.0
70,000 (2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	69,326	0.0
70,000 (2)	Imola Merger Corp., 4.750%, 05/15/2029	66,439	0.0
70,000 (2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	69,074	0.0
70,000 (2)	Madison IAQ LLC, 5.875%, 06/30/2029	66,174	0.0
70,000 (2)(5)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	68,213	0.0
766,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	772,289	0.2
70,000 (2)	Sealed Air Corp., 4.000%, 12/01/2027	67,152	0.0
70,000 (2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	61,273	0.0
70,000 (2)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	73,620	0.0
70,000 (2)	Standard Industries, Inc., 3.375%, 01/15/2031	60,076	0.0
185,000 (2)	Standard Industries, Inc., 5.000%, 02/15/2027	181,194	0.1
70,000 (2)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	70,549	0.0
70,000 (2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	67,058	0.0
80,000 (2)	Wilsonart LLC, 11.000%, 08/15/2032	78,507	0.1
		2,874,282	0.6

	Technology: 0.1%
70,000 (2)	Amentum Escrow Corp., 7.250%, 08/01/2032	70,610	0.0
70,000 (2)	Cloud Software Group, Inc., 6.500%, 03/31/2029	68,795	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
70,000 (2)	Entegris, Inc., 3.625%, 05/01/2029	$63,466	0.0
70,000 (2)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	71,465	0.1
70,000 (2)	Open Text Corp., 3.875%, 02/15/2028	66,001	0.0
70,000 (2)	UKG, Inc., 6.875%, 02/01/2031	71,093	0.0
		411,430	0.1

	Utilities: 0.3%
70,000 (2)	Calpine Corp., 5.000%, 02/01/2031	65,877	0.0
350,000 (2)	Comision Federal de Electricidad, 6.450%, 01/24/2035	332,063	0.1
70,000 (2)	Lightning Power LLC, 7.250%, 08/15/2032	72,178	0.0
251,000 (1)	National Rural Utilities Cooperative Finance Corp., 7.761%, (TSFR3M + 3.172%), 04/30/2043	251,521	0.0
489,000 (1)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	479,086	0.1
245,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	202,941	0.0
70,000	TransAlta Corp., 7.750%, 11/15/2029	73,055	0.0
255,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	254,745	0.1
		1,731,466	0.3

	Total Corporate Bonds/ Notes
	(Cost $32,580,094)	32,260,321	6.1

SOVEREIGN BONDS: 1.3%
BRL31,364 (6)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	4,395,395	0.8
BRL1,035,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	635,126	0.1
246,125	Chile Government International Bond, 4.950%, 01/05/2036	234,128	0.1
200,000	Colombia Government International Bond, 3.125%, 04/15/2031	159,104	0.0
400,000	European Bank for Reconstruction & Development, GMTN, 20.000%, 03/19/2025	443,330	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
250,000 (2)	Guatemala Government Bond, 6.050%, 08/06/2031	$245,546	0.1
200,000 (2)	Guatemala Government Bond, 6.550%, 02/06/2037	197,200	0.1
106,000 (2)	Romanian Government International Bond, 6.375%, 01/30/2034	101,492	0.0
9,191 (2)(7)	Ukraine Government International Bond (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	5,014	0.0
34,346 (2)(7)	Ukraine Government International Bond (Step Rate @ 3.000% on 02/01/2027), 02/01/2034	14,296	0.0
29,024 (2)(7)	Ukraine Government International Bond (Step Rate @ 3.000% on 02/01/2027), 02/01/2035	17,233	0.0
24,187 (2)(7)	Ukraine Government International Bond (Step Rate @ 3.000% on 02/01/2027), 02/01/2036	14,240	0.0
33,652 (2)(7)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2029	23,260	0.0
58,890 (2)(7)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2034	33,268	0.0
67,303 (2)(7)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2035	37,269	0.0
8,413 (2)(7)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2036	4,574	0.0
	Total Sovereign Bonds
	(Cost $6,961,027)	6,560,475	1.3

U.S. TREASURY OBLIGATIONS: 0.5%
	United States Treasury Notes: 0.5%
485,000	4.000%, 12/15/2027	481,289	0.1
780,000	4.125%, 11/30/2029	771,260	0.2
104,200	4.250%, 11/30/2026	104,187	0.0
624,500	4.250%, 12/31/2026	624,576	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes (continued)
580,300	4.250%, 11/15/2034	$565,221	0.1
		2,546,533	0.5
	Total U.S. Treasury Obligations
	(Cost $2,558,584)	2,546,533	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 39.1%
	Communication Services: 4.0%
20,423	Alphabet, Inc. — Class A	3,866,074	0.7
50,137	AT&T, Inc.	1,141,620	0.2
21,848	Comcast Corp. — Class A	819,955	0.2
12,256	Deutsche Telekom AG, Reg	367,228	0.1
4,987	Fox Corp. — Class A	242,269	0.1
48,000	HKT Trust & HKT Ltd. — Stapled Security	59,281	0.0
4,910	Iridium Communications, Inc.	142,488	0.0
5,000	KDDI Corp.	159,253	0.0
38,741	Koninklijke KPN NV	141,267	0.0
9,186	Meta Platforms, Inc. — Class A	5,378,495	1.0
2,384 (8)	Netflix, Inc.	2,124,907	0.4
2,276	New York Times Co. — Class A	118,466	0.0
13,650	Orange SA	136,197	0.0
5,298 (8)	Reddit, Inc. — Class A	865,905	0.2
13,255 (8)	ROBLOX Corp. — Class A	766,934	0.2
1,068 (2)	Scout24 SE	94,239	0.0
98,000	SoftBank Corp.	123,709	0.0
1,811 (8)	Spotify Technology SA	810,205	0.2
10,587	Telenor ASA	118,121	0.0
41,101	Telstra Group Ltd.	101,861	0.0
4,151	T-Mobile US, Inc.	916,250	0.2
10,673 (8)	Trade Desk, Inc. — Class A	1,254,398	0.3
27,345	Verizon Communications, Inc.	1,093,527	0.2
		20,842,649	4.0

	Consumer Discretionary: 3.9%
38,131 (8)	Amazon.com, Inc.	8,365,560	1.6
1,140	Aristocrat Leisure Ltd.	48,143	0.0
293	Booking Holdings, Inc.	1,455,747	0.3
4,500	Bridgestone Corp.	151,259	0.0
2,135 (8)	Burlington Stores, Inc.	608,603	0.1
4,864	Cie Generale des Etablissements Michelin SCA	160,052	0.0
2,973	Compass Group PLC	98,921	0.0
9,143	General Motors Co.	487,048	0.1
9,002	Gentex Corp.	258,627	0.1
9,343	H&R Block, Inc.	493,684	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
390	Hilton Worldwide Holdings, Inc.	$96,392	0.0
6,300	Honda Motor Co. Ltd.	59,981	0.0
418	Industria de Diseno Textil SA	21,412	0.0
2,146	Las Vegas Sands Corp.	110,219	0.0
4,326	Lowe's Cos., Inc.	1,067,657	0.2
2,600 (5)	McDonald's Holdings Co. Japan Ltd.	102,134	0.0
4,679	NIKE, Inc. — Class B	354,060	0.1
8,400	Pearson PLC	134,697	0.0
1,264	Ralph Lauren Corp.	291,959	0.1
3,535	Ross Stores, Inc.	534,739	0.1
8,400	Sekisui Chemical Co. Ltd.	143,827	0.0
5,900	Sumitomo Electric Industries Ltd.	105,477	0.0
4,997	Tapestry, Inc.	326,454	0.1
7,369 (8)	Tesla, Inc.	2,975,897	0.6
2,714	Texas Roadhouse, Inc.	489,687	0.1
5,824	TJX Cos., Inc.	703,597	0.1
22,912	Wendy's Co.	373,466	0.1
1,099	Wingstop, Inc.	312,336	0.1
1,812	Wynn Resorts Ltd.	156,122	0.0
		20,487,757	3.9

	Consumer Staples: 2.2%
15,334	Altria Group, Inc.	801,815	0.2
7,754	British American Tobacco PLC	279,800	0.1
1,321	Carrefour SA	18,802	0.0
13,201	Coca-Cola Co.	821,894	0.2
6,632	Colgate-Palmolive Co.	602,915	0.1
2,146	Constellation Brands, Inc. — Class A	474,266	0.1
3,176	Danone SA	214,633	0.1
1,017	Essity AB — Class B	27,181	0.0
9,547	General Mills, Inc.	608,812	0.1
5,319	Imperial Brands PLC	170,095	0.0
4,205	Ingredion, Inc.	578,440	0.1
6,800 (5)	Japan Tobacco, Inc.	174,439	0.0
1,400	Kao Corp.	56,646	0.0
9,600 (5)	Kirin Holdings Co. Ltd.	124,648	0.0
5,727	Koninklijke Ahold Delhaize NV	186,809	0.1
17,318	Kraft Heinz Co.	531,836	0.1
12,978	McCormick & Co., Inc.	989,443	0.2
5,900	MEIJI Holdings Co. Ltd.	120,029	0.0
10,998	Mondelez International, Inc. — Class A	656,910	0.1
2,552	Mowi ASA	43,737	0.0
9,442	Orkla ASA	81,684	0.0
3,932	PepsiCo, Inc.	597,900	0.1
10,047	Philip Morris International, Inc.	1,209,156	0.2
9,512	Procter & Gamble Co.	1,594,687	0.3
1,239	Reckitt Benckiser Group PLC	74,997	0.0
1,700	Suntory Beverage & Food Ltd.	54,012	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
11,770	Tesco PLC	$54,134	0.0
5,729	Tyson Foods, Inc. — Class A	329,074	0.1
		11,478,794	2.2

	Energy: 1.5%
1,111	Aker BP ASA	21,841	0.0
6,589	Baker Hughes Co.	270,281	0.1
62,017	BP PLC	306,546	0.1
4,596	Chesapeake Energy Corp.	457,532	0.1
799	Chevron Corp.	115,727	0.0
9,785	ConocoPhillips	970,378	0.2
19,182	Coterra Energy, Inc.	489,908	0.1
5,385	DT Midstream, Inc.	535,431	0.1
13,051	Eni SpA	178,516	0.0
6,105	EOG Resources, Inc.	748,351	0.1
2,129	Equinor ASA	50,498	0.0
25,649	Kinder Morgan, Inc.	702,783	0.1
2,761	OMV AG	107,076	0.0
7,728	ONEOK, Inc.	775,891	0.2
4,774	Phillips 66	543,902	0.1
11,715	Repsol SA	142,548	0.0
15,760	Shell PLC	491,252	0.1
2,529	Valero Energy Corp.	310,030	0.1
13,633	Williams Cos., Inc.	737,818	0.1
		7,956,309	1.5

	Financials: 5.5%
7,382 (2)	ABN AMRO Bank NV	113,916	0.0
2,142	Ageas SA	104,144	0.0
23,911	AIB Group PLC	132,226	0.0
1,335	Allianz SE	410,330	0.1
1,272	Allstate Corp.	245,229	0.1
1,112	American Express Co.	330,031	0.1
949	Ameriprise Financial, Inc.	505,276	0.1
13,569	ANZ Group Holdings Ltd.	239,083	0.1
2,580	Arthur J Gallagher & Co.	732,333	0.2
2,820 (5)	ASR Nederland NV	134,125	0.0
2,502	Assurant, Inc.	533,476	0.1
25,161	Aviva PLC	147,471	0.0
6,481	Axis Capital Holdings Ltd.	574,346	0.1
276	Baloise Holding AG, Reg	50,012	0.0
8,421	Banco BPM SpA	68,182	0.0
11,304	Banco de Sabadell SA	21,967	0.0
3,484	Bank Hapoalim BM	42,059	0.0
2,422	Bank Leumi Le-Israel BM	28,815	0.0
13,092	Bank of Ireland Group PLC	119,392	0.0
8,993	Bank of New York Mellon Corp.	690,932	0.1
495 (5)	Banque Cantonale Vaudoise	45,577	0.0
43,215	Blue Owl Capital, Inc.	1,005,181	0.2

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
47,000	BOC Hong Kong Holdings Ltd.	$150,077	0.0
14,292	BPER Banca	91,152	0.0
5,493	Brown & Brown, Inc.	560,396	0.1
1,150	Capital One Financial Corp.	205,068	0.1
3,077	Cboe Global Markets, Inc.	601,246	0.1
6,874	Citigroup, Inc.	483,861	0.1
3,744	CME Group, Inc.	869,469	0.2
2,251	Commerce Bancshares, Inc.	140,260	0.0
6,446	Credit Agricole SA	88,694	0.0
5,498	Danske Bank A/S	155,883	0.0
5,090	DBS Group Holdings Ltd.	163,111	0.0
418	Deutsche Boerse AG	96,289	0.0
7,907	DNB Bank ASA	157,859	0.0
4,575	Equitable Holdings, Inc.	215,803	0.1
3,009	Erste Group Bank AG	186,246	0.0
9,098	Essent Group Ltd.	495,295	0.1
1,112 (2)	Euronext NV	124,752	0.0
603	Evercore, Inc. — Class A	167,146	0.0
7,943	Fidelity National Information Services, Inc.	641,556	0.1
1,054	Globe Life, Inc.	117,542	0.0
2,016	Goldman Sachs Group, Inc.	1,154,402	0.2
4,878	Hancock Whitney Corp.	266,924	0.1
1,987	Hanover Insurance Group, Inc.	307,309	0.1
5,477	Hartford Financial Services Group, Inc.	599,184	0.1
511	Helvetia Holding AG	84,282	0.0
56,878	HSBC Holdings PLC	558,715	0.1
14,921	ING Groep NV	233,836	0.1
25,610 (5)	Insurance Australia Group Ltd.	133,946	0.0
1,426	Intercontinental Exchange, Inc.	212,488	0.1
5,247	International Bancshares Corp.	331,401	0.1
54,896	Intesa Sanpaolo SpA	220,178	0.1
1,039	KBC Group NV	80,221	0.0
7,185	Loews Corp.	608,498	0.1
145	London Stock Exchange Group PLC	20,467	0.0
3,862	Marsh & McLennan Cos., Inc.	820,327	0.2
51,423	Medibank Pvt Ltd.	120,530	0.0
8,137	MetLife, Inc.	666,258	0.1
21,388	MGIC Investment Corp.	507,109	0.1
1,700	MS&AD Insurance Group Holdings, Inc.	36,716	0.0
1,566	MSCI, Inc.	939,616	0.2
7,133 (5)	National Australia Bank Ltd.	163,434	0.0
16,512	NatWest Group PLC	82,745	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,063	NN Group NV	$133,573	0.0
8,637	Old Republic International Corp.	312,573	0.1
4,894	OneMain Holdings, Inc.	255,124	0.1
16,700	Oversea-Chinese Banking Corp. Ltd.	203,958	0.0
9,635 (2)	Poste Italiane SpA	136,269	0.0
2,338	Progressive Corp.	560,208	0.1
5,435	Prudential Financial, Inc.	644,211	0.1
11,633 (5)	QBE Insurance Group Ltd.	138,152	0.0
4,232	Regions Financial Corp.	99,537	0.0
7,592	Ryan Specialty Holdings, Inc.	487,103	0.1
2,100	Singapore Exchange Ltd.	19,575	0.0
4,029	SLM Corp.	111,120	0.0
1,611	Standard Chartered PLC	19,833	0.0
11,525	Suncorp Group Ltd.	135,405	0.0
1,564	Swiss Re AG	226,521	0.1
7,759	Synchrony Financial	504,335	0.1
11,335	Tradeweb Markets, Inc. — Class A	1,483,978	0.3
2,936	Travelers Cos., Inc.	707,253	0.1
6,929	Truist Financial Corp.	300,580	0.1
4,301	Tryg A/S	90,727	0.0
4,078	UniCredit SpA	163,317	0.0
7,486	Unum Group	546,703	0.1
14,335	Wells Fargo & Co.	1,006,890	0.2
854	Willis Towers Watson PLC	267,507	0.1
553	Zurich Insurance Group AG	328,905	0.1
		29,017,751	5.5

	Health Care: 4.1%
6,454	AbbVie, Inc.	1,146,876	0.2
1,284	Alcon, Inc.	108,867	0.0
2,152	AmerisourceBergen Corp.	483,511	0.1
15,000	Astellas Pharma, Inc.	145,661	0.0
3,243	Becton Dickinson and Co.	735,739	0.1
10,272 (8)	Boston Scientific Corp.	917,495	0.2
15,917	Bristol-Myers Squibb Co.	900,265	0.2
4,997	Cardinal Health, Inc.	590,995	0.1
2,783	Cigna Group	768,498	0.2
170	Cochlear Ltd.	30,443	0.0
12,079	CVS Health Corp.	542,226	0.1
2,059	Elevance Health, Inc.	759,565	0.2
3,167	Eli Lilly & Co.	2,444,924	0.5
3,587	Fisher & Paykel Healthcare Corp. Ltd.	77,096	0.0
3,558 (8)	Fresenius SE & Co. KGaA	123,502	0.0
9,845	Gilead Sciences, Inc.	909,383	0.2
4,807	GSK PLC	81,081	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,282	Hikma Pharmaceuticals PLC	$81,826	0.0
2,785 (8)	Intuitive Surgical, Inc.	1,453,659	0.3
12,071	Johnson & Johnson	1,745,708	0.3
1,200	Kyowa Kirin Co. Ltd.	18,046	0.0
1,292	McKesson Corp.	736,324	0.1
10,725	Medtronic PLC	856,713	0.2
4,968	Merck & Co., Inc.	494,217	0.1
3,458	Novartis AG, Reg	336,662	0.1
10,800	Ono Pharmaceutical Co. Ltd.	112,444	0.0
2,000	Otsuka Holdings Co. Ltd.	108,800	0.0
28,243	Pfizer, Inc.	749,287	0.1
4,146 (8)	Repligen Corp.	596,775	0.1
142	Roche Holding AG	39,704	0.0
3,747	Royalty Pharma PLC — Class A	95,586	0.0
1,296	Sanofi	125,985	0.0
9,300	Shionogi & Co. Ltd.	130,434	0.0
6,600	Takeda Pharmaceutical Co. Ltd.	174,717	0.0
1,798	Thermo Fisher Scientific, Inc.	935,373	0.2
827	UnitedHealth Group, Inc.	418,346	0.1
2,431 (8)	Vertex Pharmaceuticals, Inc.	978,964	0.2
48,563	Viatris, Inc.	604,609	0.1
3,101	Zimmer Biomet Holdings, Inc.	327,559	0.1
		21,887,865	4.1

	Industrials: 4.0%
346	ABB Ltd., Reg	18,683	0.0
2,636	ACS Actividades de Construccion y Servicios SA	132,097	0.0
1,421	Acuity Brands, Inc.	415,117	0.1
1,610	AECOM	171,980	0.1
520 (2)	Aena SME SA	106,131	0.0
700 (5)	AGC, Inc.	20,448	0.0
3,682	AMETEK, Inc.	663,717	0.1
1,100	ANA Holdings, Inc.	19,964	0.0
2,569	Armstrong World Industries, Inc.	363,077	0.1
1,788	Automatic Data Processing, Inc.	523,401	0.1
1,695 (8)	Axon Enterprise, Inc.	1,007,372	0.2
7,270	BAE Systems PLC	104,290	0.0
2,839 (8)	Builders FirstSource, Inc.	405,778	0.1
643	Bureau Veritas SA	19,534	0.0
7,500	Central Japan Railway Co.	140,742	0.0
2,624	Cintas Corp.	479,405	0.1
1,084	Comfort Systems USA, Inc.	459,681	0.1
5,152	Computershare Ltd.	108,225	0.0
21,497	CSX Corp.	693,708	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,495	Delta Air Lines, Inc.	$453,447	0.1
7,175	Donaldson Co., Inc.	483,236	0.1
4,753	Dover Corp.	891,663	0.2
21,652	Dun & Bradstreet Holdings, Inc.	269,784	0.1
3,300	East Japan Railway Co.	58,446	0.0
762	Eiffage SA	66,821	0.0
476	Elbit Systems Ltd.	124,814	0.0
821	Experian PLC	35,286	0.0
7,052	Fortive Corp.	528,900	0.1
9,449	Genpact Ltd.	405,835	0.1
4,945	Getlink SE	78,852	0.0
7,618	Ingersoll Rand, Inc.	689,124	0.2
1,288	Intertek Group PLC	76,094	0.0
7,000	Japan Airlines Co. Ltd.	110,351	0.0
7,125	Johnson Controls International PLC	562,376	0.1
1,300	Kajima Corp.	23,549	0.0
973	Kongsberg Gruppen ASA	109,469	0.0
2,956	L3Harris Technologies, Inc.	621,588	0.1
3,795	Leidos Holdings, Inc.	546,708	0.1
1,535	Lockheed Martin Corp.	745,918	0.2
746	Nordson Corp.	156,093	0.0
828	Parker-Hannifin Corp.	526,633	0.1
9,016	Raytheon Technologies Corp.	1,043,332	0.2
2,316	RELX PLC - GBP	104,935	0.0
3,185	Republic Services, Inc.	640,758	0.1
9,721	Rollins, Inc.	450,568	0.1
500	Safran SA	109,554	0.0
835 (8)	Saia, Inc.	380,535	0.1
4,100	Secom Co. Ltd.	139,235	0.0
1,259	SGS SA	126,300	0.0
34,700	Singapore Technologies Engineering Ltd.	118,402	0.0
4,307	Smiths Group PLC	92,344	0.0
1,611	Snap-on, Inc.	546,902	0.1
7,988	SS&C Technologies Holdings, Inc.	605,331	0.1
3,500	Sumitomo Corp.	75,744	0.0
3,000	TOPPAN Holdings, Inc.	79,585	0.0
695	TransDigm Group, Inc.	880,760	0.2
13,348 (5)	Transurban Group	110,321	0.0
1,153	Union Pacific Corp.	262,930	0.1
2,820	Waste Connections, Inc.	483,856	0.1
1,402	Watts Water Technologies, Inc. — Class A	285,027	0.1
7,000	West Japan Railway Co.	123,983	0.0
3,476	Westinghouse Air Brake Technologies Corp.	659,015	0.1
678	Wolters Kluwer NV	112,646	0.0
		20,850,400	4.0

	Information Technology: 10.7%
6,046	Amdocs Ltd.	514,756	0.1
37,965	Apple, Inc.	9,507,195	1.8

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,782 (8)	AppLovin Corp. — Class A	$900,895	0.2
7,018 (8)	Atlassian Corp. — Class A	1,708,041	0.3
19,533	Broadcom, Inc.	4,528,531	0.9
2,319	Broadridge Financial Solutions, Inc.	524,303	0.1
1,100	Brother Industries Ltd.	18,608	0.0
2,923 (8)	Cadence Design Systems, Inc.	878,245	0.2
23,077	Cisco Systems, Inc.	1,366,158	0.3
4,028 (8)	Crowdstrike Holdings, Inc. — Class A	1,378,220	0.3
6,911 (8)	Datadog, Inc. — Class A	987,513	0.2
20,228	Hewlett Packard Enterprise Co.	431,868	0.1
1,031 (8)	HubSpot, Inc.	718,370	0.1
500	Intuit, Inc.	314,250	0.0
3,087	Jack Henry & Associates, Inc.	541,151	0.1
3,511	Marvell Technology, Inc.	387,790	0.1
12,834	Micron Technology, Inc.	1,080,109	0.2
22,514	Microsoft Corp.	9,489,651	1.8
1,695 (8)	Monday.com Ltd.	399,071	0.1
986	Motorola Solutions, Inc.	455,759	0.1
4,363	NetApp, Inc.	506,457	0.1
86,176	NVIDIA Corp.	11,572,575	2.2
1,100	Oracle Corp. Japan	105,277	0.0
6,154 (8)	Palo Alto Networks, Inc.	1,119,782	0.2
2,510	Qualcomm, Inc.	385,586	0.1
5,349	Sage Group PLC	84,987	0.0
1,449 (8)	ServiceNow, Inc.	1,536,114	0.3
4,400	TIS, Inc.	103,929	0.0
1,000 (5)(8)	Trend Micro, Inc./Japan	53,913	0.0
10,624	Visa, Inc. — Class A	3,357,609	0.6
4,110 (8)	Workday, Inc. — Class A	1,060,503	0.2
		56,017,216	10.7

	Materials: 0.9%
3,285	AptarGroup, Inc.	516,073	0.1
19,200	Asahi Kasei Corp.	132,293	0.0
2,360	Dow, Inc.	94,707	0.0
2,942	DuPont de Nemours, Inc.	224,328	0.1
6,294	Evonik Industries AG	109,403	0.0
25	Givaudan SA, Reg	109,285	0.0
2,519	Holcim AG	242,542	0.1
11,200	JFE Holdings, Inc.	126,113	0.0
24,600	Mitsubishi Chemical Group Corp.	124,245	0.0
7,700	Nippon Steel Corp.	154,736	0.0
4,000	Nitto Denko Corp.	66,875	0.0
3,371	Norsk Hydro ASA	18,543	0.0
571	Novozymes A/S — Class B	32,357	0.0
3,585	PPG Industries, Inc.	428,228	0.1
1,066 (5)	Rio Tinto Ltd.	77,299	0.0
3,319	RPM International, Inc.	408,436	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,965	Sherwin-Williams Co.	$1,007,892	0.2
5,822 (5)	SIG Group AG	115,118	0.0
5,593	Sonoco Products Co.	273,218	0.1
1,032	Symrise AG	110,086	0.0
1,691	Vulcan Materials Co.	434,976	0.1
		4,806,753	0.9

	Real Estate: 1.1%
7,136	Agree Realty Corp.	502,731	0.1
13,994	American Homes 4 Rent — Class A	523,656	0.1
19,955	Brixmor Property Group, Inc.	555,547	0.1
3,354	COPT Defense Properties	103,806	0.0
1,100	Daito Trust Construction Co. Ltd.	122,974	0.0
4,400	Daiwa House Industry Co. Ltd.	135,085	0.0
3,526	Equity Residential	253,026	0.1
1,760	Essex Property Trust, Inc.	502,374	0.1
11,350	Gaming and Leisure Properties, Inc.	546,616	0.1
4,247	Klepierre SA	122,312	0.0
1,750	Lamar Advertising Co. — Class A	213,045	0.1
1,848	Mid-America Apartment Communities, Inc.	285,645	0.1
12,520	National Retail Properties, Inc.	511,442	0.1
7,606	Regency Centers Corp.	562,312	0.1
11,115 (5)	Scentre Group	23,529	0.0
1,110 (5)	Swiss Prime Site AG	120,984	0.0
20,083	VICI Properties, Inc.	586,624	0.1
		5,671,708	1.1

	Utilities: 1.2%
1,674	American Electric Power Co., Inc.	154,393	0.0
389	BKW AG	64,450	0.0
3,320	Black Hills Corp.	194,286	0.1
12,108	Centrica PLC	20,201	0.0
12,200	Chubu Electric Power Co., Inc.	127,991	0.0
9,500	CLP Holdings Ltd.	79,679	0.0
7,382	Duke Energy Corp.	795,337	0.2
9,352	E.ON SE	108,933	0.0
7,493	Edison International	598,241	0.1
11,286	Engie SA	178,990	0.1
9,122	Entergy Corp.	691,630	0.1
7,890	Evergy, Inc.	485,629	0.1
13,713	Iberdrola SA	188,968	0.1
6,068	National Fuel Gas Co.	368,206	0.1
5,885	National Grid PLC	69,915	0.0
17,054	NiSource, Inc.	626,905	0.1
5,191	NorthWestern Corp.	277,511	0.1
12,616	OGE Energy Corp.	520,410	0.1
16,863 (5)	Origin Energy Ltd.	113,590	0.0
5,600	Osaka Gas Co. Ltd.	122,481	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
7,664	PG&E Corp.	$154,660	0.0
19,500	Power Assets Holdings Ltd.	135,805	0.0
5,536	Red Electrica Corp. SA	94,534	0.0
2,285	Xcel Energy, Inc.	154,283	0.0
		6,327,028	1.2
	Total Common Stock
	(Cost $156,804,504)	205,344,230	39.1

EXCHANGE-TRADED FUNDS: 1.7%
3,107	iShares MSCI EAFE Value ETF	163,024	0.0
6,061	iShares Russell 1000 Value ETF	1,122,073	0.2
175,626	Vanguard FTSE Emerging Markets ETF	7,734,569	1.5
		9,019,666	1.7
	Total Exchange-Traded Funds
	(Cost $9,624,588)	9,019,666	1.7

MUTUAL FUNDS: 13.6%
	Affiliated Investment Companies: 13.6%
1,002,534	Voya VACS Series EMHCD Fund	10,095,521	2.0
2,871,030	Voya VACS Series HYB Fund	29,428,063	5.6
3,016,709	Voya VACS Series SC Fund	31,615,106	6.0
		71,138,690	13.6

	Total Mutual Funds
	(Cost $71,648,209)	71,138,690	13.6

PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
1,060	Porsche Automobil Holding SE	39,942	0.0

	Consumer Staples: 0.0%
1,961	Henkel AG & Co. KGaA	172,051	0.0

	Total Preferred Stock
	(Cost $192,329)	211,993	0.0

PURCHASED OPTIONS(9): 0.0%
	Total Purchased Options
	(Cost $39,896)	41,597	0.0
	Total Long-Term Investments
	(Cost $473,471,277)	514,927,459	98.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.5%
	Commercial Paper: 0.6%
3,000,000	American Electric Power Co., Inc., 4.550%, 01/02/2025 (Cost $2,999,624)	$2,999,255	0.6

	Repurchase Agreements: 0.7%
1,000,000 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,000,252, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,020,000, due 10/01/29-02/01/57)	1,000,000	0.2
460,629 (10)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $460,742, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $469,842, due 03/27/25-01/01/55)	460,629	0.1
1,000,000 (10)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,000,254, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,020,000, due 11/01/51-12/01/54)	1,000,000	0.2

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,000,260, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,017,328, due 01/15/26-02/15/53)	$1,000,000	0.2
	Total Repurchase Agreements (Cost $3,460,629)	3,460,629	0.7

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
1,308,000 (11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $1,308,000)	$1,308,000	0.2

	Total Short-Term Investments (Cost $7,768,253)	7,767,884	1.5
	Total Investments in Securities (Cost $481,239,530)	$522,695,343	99.6
	Assets in Excess of Other Liabilities	2,175,100	0.4
	Net Assets	$524,870,443	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Security, or a portion of the security, is on loan.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.
(7)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2024.
(8)	Non-income producing security.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of December 31, 2024.

Currency Abbreviations:

BRL	Brazilian Real

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signiﬁcant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$19,541,493	$1,301,156	$—	$20,842,649
Consumer Discretionary	19,461,854	1,025,903	—	20,487,757
Consumer Staples	10,131,167	1,347,627	—	11,478,794
Energy	6,658,032	1,298,277	—	7,956,309
Financials	22,815,084	6,202,667	—	29,017,751
Health Care	20,192,597	1,695,268	—	21,887,865
Industrials	18,303,555	2,546,845	—	20,850,400
Information Technology	55,650,502	366,714	—	56,017,216
Materials	3,387,858	1,418,895	—	4,806,753
Real Estate	5,146,824	524,884	—	5,671,708
Utilities	5,021,491	1,305,537	—	6,327,028
Total Common Stock	186,310,457	19,033,773	—	205,344,230
Collateralized Mortgage Obligations	—	79,636,557	—	79,636,557
Mutual Funds	71,138,690	—	—	71,138,690
Commercial Mortgage-Backed Securities	—	62,412,135	—	62,412,135
Asset-Backed Securities	—	45,755,262	—	45,755,262
Corporate Bonds/Notes	—	32,260,321	—	32,260,321
Exchange-Traded Funds	9,019,666	—	—	9,019,666
Sovereign Bonds	—	6,560,475	—	6,560,475
U.S. Treasury Obligations	—	2,546,533	—	2,546,533
Preferred Stock	172,051	39,942	—	211,993
Purchased Options	—	41,597	—	41,597
Short-Term Investments	1,308,000	6,459,884	—	7,767,884
Total Investments, at fair value	$267,948,864	$254,746,479	$—	$522,695,343
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	50,014	—	50,014
Forward Foreign Currency Contracts	—	427,141	—	427,141
Forward Premium Swaptions	—	333,557	—	333,557
Futures	784,612	—	—	784,612
Total Assets	$268,733,476	$255,557,191	$—	$524,290,667
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(133,065)	$—	$(133,065)
Forward Foreign Currency Contracts	—	(41,777)	—	(41,777)
Forward Premium Swaptions	—	(221,336)	—	(221,336)
Futures	(559,697)	—	—	(559,697)
OTC volatility swaps	—	(9,436)	—	(9,436)
Written Options	—	(189,141)	—	(189,141)
Total Liabilities	$(559,697)	$(594,755)	$—	$(1,154,452)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that signifiicant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya VACS Series EMHCD Fund	$1,879,184	$8,766,956	$—	$(550,619)	$10,095,521	$333,216	$—	$433,746
Voya VACS Series HYB Fund	3,169,636	26,168,076	—	90,351	29,428,063	1,026,411	—	—
Voya VACS Series SC Fund	—	31,833,146	—	(218,040)	31,615,106	833,193	—	—
	$5,048,820	$66,768,178	$—	$(678,308)	$71,138,690	$2,192,820	$—	$433,746

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	103,412	TRY	4,788,000	Bank of America N.A.	04/03/25	$(20,622)
USD	1,265,567	BRL	7,740,944	Barclays Bank PLC	02/07/25	21,145
USD	86,642	MXN	1,785,470	Barclays Bank PLC	02/07/25	1,561
CNY	28,870	USD	3,976	BNP Paribas	02/07/25	17
BRL	5,920,664	USD	953,196	BNP Paribas	02/07/25	(1,399)
USD	881,936	BRL	5,393,533	Citibank N.A.	02/07/25	14,879
USD	657,811	TRY	31,022,355	Deutsche Bank AG	11/10/25	(8,297)
USD	637,828	BRL	3,958,741	Goldman Sachs International	02/07/25	1,426
USD	1,414	CLP	1,383,724	Goldman Sachs International	02/07/25	23
BRL	7,704,176	USD	1,249,461	Goldman Sachs International	02/07/25	(10,949)
TRY	4,788,000	USD	103,301	Goldman Sachs International	04/03/25	20,734
TRY	30,982,886	USD	657,811	Goldman Sachs International	11/10/25	7,450
USD	5,038,798	BRL	31,364,000	Goldman Sachs International	01/05/26	359,664
USD	7,294	ZAR	133,534	Morgan Stanley Capital Services LLC	02/07/25	242
EUR	32,872	USD	34,600	UBS AG	01/31/25	(510)
						$385,364

At December 31, 2024, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	817	03/31/25	$167,982,860	$75,024
U.S. Treasury 5-Year Note	1,350	03/31/25	143,511,328	(559,697)
			$311,494,188	$(484,673)
Short Contracts:
U.S. Treasury 10-Year Note	(127)	03/20/25	(13,811,250)	116,815
U.S. Treasury Long Bond	(57)	03/20/25	(6,489,094)	138,816
U.S. Treasury Ultra 10-Year Note	(220)	03/20/25	(24,488,750)	288,308
U.S. Treasury Ultra Long Bond	(49)	03/20/25	(5,826,406)	165,649
			$(50,615,500)	$709,588

At December 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.837%	Annual	08/16/44	USD	1,334,800	$23,346	$23,346
Receive	1-day Secured Overnight Financing Rate	Annual	3.855	Annual	11/29/44	USD	1,687,000	26,668	26,668
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	14,103,800	(77,241)	(77,241)
Receive	1-day Secured Overnight Financing Rate	Annual	4.241	Annual	07/22/26	USD	32,651,000	(55,824)	(55,824)
								$(83,051)	$(83,051)

At December 31, 2024, the following OTC volatility swaps were outstanding for Voya Balanced Income Portfolio:

Pay/		Volatility						Unrealized
Receive		Strike		Maturity		Notional		Appreciation
Volatility(1)	Reference Entity	Rate	Counterparty	Date	Currency	Amount	Fair Value	(Depreciation)
Pay	USD vs. MXN Spot Exchange Rate	13.500%	Morgan Stanley Capital Services LLC	06/12/25	USD	18,000	$(9,436)	$(9,436)
							$(9,436)	$(9,436)

At December 31, 2024, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:

		Expiration	Exercise
Description	Counterparty	Date	Price	Notional Amount		Cost	Fair Value
Call USD vs. Put CNH	BNP Paribas	02/14/25	7.500	USD	182,000	$15,953	$24,185
Put USD vs. Call BRL	Goldman Sachs International	12/15/25	5.750	USD	138,000	23,943	17,412
						$39,896	$41,597

At December 31, 2024, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:

		Expiration	Exercise			Premiums
Description	Counterparty	Date	Price	Notional Amount		Received	Fair Value
Call USD vs. Put BRL	Goldman Sachs International	12/15/25	7.195	USD	138,000	$23,943	$(40,672)
Call USD vs. Put TRY	Deutsche Bank AG	11/07/25	47.000	USD	1,842,000	165,964	(125,515)
Put USD vs. Call TRY	Deutsche Bank AG	05/29/25	38.500	USD	1,842,000	25,429	(22,954)
						$215,336	$(189,141)

At December 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Income Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date	Amount		at expiration(2)	(Depreciation)
Call on 10-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	Financing Rate	11/27/34	USD	3,515,000	$—	$63,532
Call on 10-Year	JPMorgan Chase			1-day Secured Overnight
Interest Rate Swap	Bank N.A.	2.375%	Receive	Financing Rate	08/14/34	USD	3,336,910	(140,150)	(28,749)
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	Financing Rate	06/14/27	USD	2,115,500	(293,300)	57,681
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	Financing Rate	05/28/27	USD	740,000	(13,980)	19,140
Put on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	Financing Rate	05/25/27	USD	5,914,400	(898,092)	137,289
								$(1,345,522)	$248,893

At December 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Balanced Income Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date	Amount		at expiration(2)	(Depreciation)
Call on 1-Year Interest				1-day Secured Overnight
Rate Swap	Bank of America N.A.	3.140%	Pay	Financing Rate	09/19/28	USD	17,573,000	$137,180	$55,915

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date	Amount		at expiration(2)	(Depreciation)
Put on 10-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	Financing Rate	11/27/34	USD	3,515,000	$63,621	$(91,437)
Put on 10-Year	JPMorgan Chase			1-day Secured Overnight
Interest Rate Swap	Bank N.A.	5.540%	Receive	Financing Rate	08/14/34	USD	3,336,910	140,150	(28,061)
Put on 1-Year Interest				1-day Secured Overnight
Rate Swap	Bank of America N.A.	3.140%	Receive	Financing Rate	09/19/28	USD	17,573,000	137,180	(73,089)
								$478,131	$(136,672)

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan
EUR	—	EU Euro
MXN	—	Mexican Peso
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$41,597
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	427,141
Interest rate contracts	Unrealized appreciation on forward premium swaptions	333,557
Interest rate contracts	Variation margin receivable on futures contracts**	784,612
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	50,014
Total Asset Derivatives		$1,636,921

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$41,777
Interest rate contracts	Unrealized depreciation on forward premium swaptions	221,336
Interest rate contracts	Variation margin payable on futures contracts**	559,697
Interest rate contracts	Variation margin payable on centrally cleared swaps**	133,065
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	9,436
Foreign exchange contracts	Written options, at fair value	189,141
Total Liability Derivatives		$1,154,452

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$236,953	$—	$236,953
Equity contracts	—	—	187,505	—	—	187,505
Foreign exchange contracts	(124,289)	(121,979)	—	(81,597)	2,454	(325,411)
Interest rate contracts	(363,012)	—	(3,402,882)	(830,085)	709,399	(3,886,580)
Total	$(487,301)	$(121,979)	$(3,215,377)	$(674,729)	$711,853	$(3,787,533)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Foreign exchange contracts	$61,529	$483,391	$—	$(9,436)	$5,368	$540,853
Interest rate contracts	396,906	—	(577,718)	697,284	(187,345)	329,127
Total	$458,435	$483,391	$(577,718)	$687,848	$(181,977)	$869,980

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2024:

								Morgan
						Goldman	JPMorgan	Stanley
	Bank of	Barclays Bank			Deutsche	Sachs	Chase Bank	Capital
	America N.A.	PLC	BNP Paribas	Citibank N.A.	Bank AG	International	N.A.	Services LLC	UBS AG	Total
Assets:
Purchased options	$—	$—	$24,185	$—	$—	$17,412	$—	$—	$—	$41,597
Forward foreign currency contracts	—	22,706	17	14,879	—	389,297	—	242	—	427,141
Forward premium swaptions	55,915	277,642	—	—	—	—	—	—	—	333,557
Total Assets	$55,915	$300,348	$24,202	$14,879	$—	$406,709	$—	$242	$—	$802,295
Liabilities:
Forward foreign currency contracts	$20,622	$—	$1,399	$—	$8,297	$10,949	$—	$—	$510	$41,777
Forward premium swaptions	73,089	91,437	—	—	—	—	56,810	—	—	221,336
OTC volatility swaps	—	—	—	—	—	—	—	9,436	—	9,436
Written options	—	—	—	—	148,469	40,672	—	—	—	189,141
Total Liabilities	$93,711	$91,437	$1,399	$—	$156,766	$51,621	$56,810	$9,436	$510	$461,690
Net OTC derivative instruments by
counterparty, at fair value	$(37,796)	$208,911	$22,803	$14,879	$(156,766)	$355,088	$(56,810)	$(9,194)	$(510)	$340,605
Total collateral pledged by the Portfolio/
(Received from counterparty)	$—	$—	$—	$—	$—	$(210,000)	$—	$—	$—	$(210,000)
Net Exposure(1)(2)	$(37,796)	$208,911	$22,803	$14,879	$(156,766)	$145,088	$(56,810)	$(9,194)	$(510)	$130,605

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At December 31, 2024, the Portfolio had received $210,000 in cash collateral from Goldman Sachs International. Excess cash collateral is not shown for financial reporting purposes.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $485,631,680.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$54,082,269
Gross Unrealized Depreciation	(16,584,212)
Net Unrealized Appreciation	$37,498,057

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 91.4%
	Basic Materials: 4.6%
1,345,000 (1)	Avient Corp., 6.250%, 11/01/2031	$1,328,159	0.4
750,000 (1)(2)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	777,064	0.2
300,000 (1)(2)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	272,606	0.1
925,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	863,566	0.3
500,000 (1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	449,198	0.1
200,000 (1)(2)	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029	198,084	0.1
1,130,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,110,583	0.3
315,000 (1)(2)	Constellium SE, 6.375%, 08/15/2032	305,248	0.1
1,390,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	1,371,392	0.4
1,045,450 (1)	Innophos Holdings, Inc., 11.500%, 06/15/2029	1,087,268	0.3
690,000 (1)(2)	Mativ Holdings, Inc., 8.000%, 10/01/2029	665,469	0.2
1,120,000 (1)	NOVA Chemicals Corp., 7.000%, 12/01/2031	1,115,943	0.4
290,000 (1)	Novelis Corp., 3.250%, 11/15/2026	276,485	0.1
720,000 (1)	Novelis Corp., 3.875%, 08/15/2031	620,718	0.2
275,000 (1)	Novelis Corp., 4.750%, 01/30/2030	254,031	0.1
875,000 (1)(2)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	807,049	0.3
400,000 (1)	Olympus Water US Holding Corp., 4.250%, 10/01/2028	374,136	0.1
615,000 (1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	626,515	0.2
1,185,000 (1)	SPCM SA, 3.125%, 03/15/2027	1,121,091	0.4
1,120,000 (1)(2)	Tronox, Inc., 4.625%, 03/15/2029	1,006,539	0.3
		14,631,144	4.6

	Communications: 12.9%
1,575,000 (1)	Altice Financing SA, 5.750%, 08/15/2029	1,154,660	0.4
2,005,000 (1)	Altice France SA, 5.125%, 07/15/2029	1,503,626	0.5
1,120,000 (1)	Arches Buyer, Inc., 6.125%, 12/01/2028	1,001,169	0.3
704,000 (1)	Beasley Mezzanine Holdings LLC, 9.200%, 08/01/2028	397,760	0.1
1,100,000 (1)	Cablevision Lightpath LLC, 5.625%, 09/15/2028	1,027,027	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
2,355,000 (1)(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	$2,116,641	0.7
1,740,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,498,693	0.5
1,320,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,273,455	0.4
1,345,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,322,761	0.4
495,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	494,004	0.2
1,325,000 (1)(2)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	1,208,472	0.4
1,780,000 (1)	CSC Holdings LLC, 5.500%, 04/15/2027	1,595,093	0.5
1,825,000 (1)	Directv Financing LLC / Directv Financing Co- Obligor, Inc., 5.875%, 08/15/2027	1,780,039	0.6
1,750,000 (1)	DISH Network Corp., 11.750%, 11/15/2027	1,855,695	0.6
1,600,000	EchoStar Corp., 10.750%, 11/30/2029	1,722,177	0.5
910,000 (1)	GCI LLC, 4.750%, 10/15/2028	850,831	0.3
1,335,000 (1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	713,462	0.2
1,355,000	Lamar Media Corp., 4.000%, 02/15/2030	1,234,803	0.4
1,550,000 (1)	Level 3 Financing, Inc., 4.000%, 04/15/2031	1,228,375	0.4
1,550,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	1,695,700	0.5
1,600,000 (1)(2)	Match Group Holdings II LLC, 4.625%, 06/01/2028	1,525,047	0.5
1,325,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,326,657	0.4
1,100,000	Northwestern Bell Telephone, 7.750%, 05/01/2030	929,797	0.3
855,000 (1)(2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	790,749	0.2
495,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	475,918	0.1
2,525,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,457,878	0.8

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,065,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	$1,015,253	0.3
1,625,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	1,620,364	0.5
670,000 (1)(2)	Viasat, Inc., 6.500%, 07/15/2028	543,839	0.2
530,000 (1)(2)	Viasat, Inc., 7.500%, 05/30/2031	369,110	0.1
790,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	716,347	0.2
1,200,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,033,282	0.3
1,105,000 (1)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	1,142,562	0.4
1,555,000 (1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,323,299	0.4
		40,944,545	12.9

	Consumer, Cyclical: 16.8%
1,050,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	940,005	0.3
1,230,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	1,235,521	0.4
1,045,000 (1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,030,383	0.3
410,000 (1)(2)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	419,456	0.1
995,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	989,752	0.3
855,000 (1)(2)	American Airlines, Inc., 7.250%, 02/15/2028	877,147	0.3
282,500 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	281,810	0.1
670,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	642,710	0.2
585,000 (2)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	547,680	0.2
250,000 (1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	254,553	0.1
1,095,000 (1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	1,026,084	0.3
1,165,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	1,187,461	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
875,000 (1)	Carnival Corp., 4.000%, 08/01/2028	$829,912	0.3
1,815,000 (1)	Carnival Corp., 6.000%, 05/01/2029	1,812,095	0.6
1,703,794 (1)(3)	Carvana Co., 9.000% (PIK Rate 12.000%, Cash Rate 9.000%), 12/01/2028	1,820,861	0.6
1,150,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,153,136	0.4
1,065,000 (1)	Cinemark USA, Inc., 7.000%, 08/01/2032	1,087,732	0.3
955,000 (1)	Dream Finders
	Homes, Inc., 8.250%, 08/15/2028	999,732	0.3
975,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	1,091,527	0.3
960,000 (1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	847,473	0.3
275,000 (1)	Gap, Inc., 3.625%, 10/01/2029	247,212	0.1
685,000 (1)	Gap, Inc., 3.875%, 10/01/2031	592,997	0.2
910,000 (1)	Gates Corp., 6.875%, 07/01/2029	926,806	0.3
1,030,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	1,034,633	0.3
805,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	792,675	0.2
855,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	841,601	0.3
975,000 (1)	Interface, Inc., 5.500%, 12/01/2028	958,653	0.3
400,000 (1)	International Game Technology PLC, 4.125%, 04/15/2026	394,435	0.1
1,270,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	1,239,831	0.4
975,000 (1)(2)	Lithia Motors, Inc., 4.375%, 01/15/2031	887,593	0.3
205,000	M/I Homes, Inc., 3.950%, 02/15/2030	186,075	0.1
615,000	M/I Homes, Inc., 4.950%, 02/01/2028	597,346	0.2
430,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	358,647	0.1
600,000 (1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	564,020	0.2
685,000 (1)(2)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	674,728	0.2

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
615,000	MGM Resorts International, 4.625%, 09/01/2026	$607,193	0.2
525,000	MGM Resorts International, 4.750%, 10/15/2028	503,103	0.2
300,000 (2)	MGM Resorts International, 6.500%, 04/15/2032	299,230	0.1
1,595,000 (1)	Michaels Cos., Inc., 5.250%, 05/01/2028	1,206,082	0.4
705,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	669,624	0.2
345,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	343,476	0.1
375,000 (1)	NCL Corp. Ltd., 5.875%, 03/15/2026	374,767	0.1
155,000 (1)	NCL Corp. Ltd., 8.375%, 02/01/2028	162,185	0.0
940,000 (1)	Raising Cane's Restaurants LLC, 9.375%, 05/01/2029	1,008,161	0.3
2,410,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,396,740	0.7
575,000 (1)	Royal Caribbean Cruises Ltd., 5.625%, 09/30/2031	565,978	0.2
1,020,000 (2)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	1,023,135	0.3
975,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	933,849	0.3
1,045,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	1,048,056	0.3
574,705 (1)	Staples, Inc., 12.750%, 01/15/2030	450,083	0.1
1,250,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	1,186,992	0.4
720,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	628,791	0.2
205,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	189,078	0.1
1,080,000 (2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,078,535	0.3
600,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	590,417	0.2
1,120,000 (1)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,022,230	0.3
1,990,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,981,562	0.6
275,000 (1)(2)	Viking Cruises Ltd., 7.000%, 02/15/2029	276,787	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
925,000 (1)(2)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	$809,226	0.3
610,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	436,532	0.1
705,000 (2)	Walgreens Boots Alliance, Inc., 8.125%, 08/15/2029	698,701	0.2
1,130,000 (1)	William Carter Co., 5.625%, 03/15/2027	1,121,424	0.3
1,235,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	1,222,561	0.4
720,000 (1)	ZF North America Capital, Inc., 4.750%, 04/29/2025	717,118	0.2
495,000 (1)(2)	ZF North America Capital, Inc., 6.875%, 04/14/2028	494,008	0.2
		53,417,906	16.8

	Consumer, Non-cyclical: 19.1%
995,000 (1)	1375209 BC Ltd., 9.000%, 01/30/2028	997,629	0.3
1,095,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,050,593	0.3
945,000 (1)(2)	AdaptHealth LLC, 4.625%, 08/01/2029	850,946	0.3
1,010,000 (1)	ADT Security Corp., 4.125%, 08/01/2029	929,571	0.3
735,000 (1)	AHP Health Partners, Inc., 5.750%, 07/15/2029	714,628	0.2
625,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	569,441	0.2
1,275,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,270,792	0.4
900,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	848,565	0.3
1,300,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	1,230,247	0.4

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
925,000(1)(2)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	$883,385	0.3
445,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	409,603	0.1
480,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	453,769	0.1
1,045,000 (1)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	837,165	0.3
840,000 (1)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	763,237	0.2
995,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,020,754	0.3
1,060,000 (1)	Belron UK Finance PLC, 5.750%, 10/15/2029	1,049,993	0.3
440,000 (1)	Brink's Co., 6.500%, 06/15/2029	446,276	0.1
440,000 (1)	Brink's Co., 6.750%, 06/15/2032	443,742	0.1
1,500,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,366,459	0.4
370,000 (1)(3)	Chobani Holdco II LLC, 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 10/01/2029	392,207	0.1
2,035,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	1,673,315	0.5
1,605,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	1,542,136	0.5
1,200,000 (1)(2)	Cimpress PLC, 7.375%, 09/15/2032	1,193,638	0.4
945,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	1,015,037	0.3
345,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	298,842	0.1
1,405,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	1,292,860	0.4
1,120,000 (1)	Embecta Corp., 5.000%, 02/15/2030	1,032,660	0.3
1,185,000 (2)	Encompass Health Corp., 4.750%, 02/01/2030	1,124,234	0.4
995,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	1,039,887	0.3
275,000 (1)	Fiesta Purchaser, Inc., 9.625%, 09/15/2032	288,773	0.1
325,000 (1)	Garda World Security Corp., 4.625%, 02/15/2027	315,943	0.1
1,030,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	1,026,624	0.3
995,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	941,004	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,115,000 (1)	LifePoint Health, Inc., 10.000%, 06/01/2032	$1,135,067	0.4
890,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	824,947	0.3
790,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	763,151	0.2
305,000 (1)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	308,597	0.1
660,000 (1)	Molina Healthcare, Inc., 6.250%, 01/15/2033	652,906	0.2
995,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	924,320	0.3
675,000 (1)	New Albertsons L.P., 7.450%, 08/01/2029	701,909	0.2
1,600,000 (1)(2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,439,648	0.5
450,000 (1)(2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.875%, 05/15/2034	460,624	0.1
1,250,000 (1)	Performance Food Group, Inc., 6.125%, 09/15/2032	1,251,505	0.4
1,300,000 (2)	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	1,272,818	0.4
890,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	821,580	0.3
690,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	673,882	0.2
240,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	235,527	0.1
1,500,000 (1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	1,493,503	0.5
995,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	926,204	0.3
1,120,000 (1)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	1,111,565	0.4
800,000 (1)	Select Medical Corp., 6.250%, 12/01/2032	771,085	0.2
1,445,000	Service Corp. International, 5.750%, 10/15/2032	1,403,432	0.4
910,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	842,012	0.3
810,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	821,624	0.3

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
910,000 (1)	Star Parent, Inc., 9.000%, 10/01/2030	$946,263	0.3
825,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	786,740	0.3
1,075,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	1,053,761	0.3
1,400,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,398,656	0.4
1,400,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,390,715	0.4
1,320,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,302,288	0.4
855,000 (2)	United Rentals North America, Inc., 4.875%, 01/15/2028	832,790	0.3
225,000	United Rentals North America, Inc., 5.500%, 05/15/2027	224,264	0.1
1,120,000 (1)	United Rentals North America, Inc., 6.125%, 03/15/2034	1,112,640	0.4
1,075,000 (1)	US Foods, Inc., 5.750%, 04/15/2033	1,047,368	0.3
1,075,000 (1)	Veritiv Operating Co., 10.500%, 11/30/2030	1,159,097	0.4
430,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	410,938	0.1
910,000 (1)	Williams Scotsman International, Inc., 6.125%, 06/15/2025	909,641	0.3
		60,725,022	19.1

	Energy: 10.2%
700,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	682,188	0.2
875,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	871,521	0.3
755,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	751,447	0.2
495,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.625%, 09/01/2032	494,852	0.2
234,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	235,434	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,150,000 (1)(2)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	$1,121,084	0.3
1,065,000 (1)	Baytex Energy Corp., 8.500%, 04/30/2030	1,089,167	0.3
1,285,000 (1)	Chord Energy Corp., 6.375%, 06/01/2026	1,285,590	0.4
1,030,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	1,025,653	0.3
650,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	650,102	0.2
755,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	781,321	0.2
325,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	303,738	0.1
615,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	561,582	0.2
908,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	927,875	0.3
1,150,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,174,566	0.4
957,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	997,098	0.3
1,280,000 (1)	EQM Midstream Partners L.P., 4.750%, 01/15/2031	1,204,646	0.4
890,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	915,978	0.3
550,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	525,255	0.2
585,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	552,708	0.2
625,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	580,342	0.2
1,010,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	994,900	0.3
1,010,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	1,031,202	0.3
1,185,000 (1)	Matador Resources Co., 6.875%, 04/15/2028	1,202,989	0.4
1,050,000 (1)	Moss Creek Resources Holdings, Inc., 8.250%, 09/01/2031	1,031,475	0.3
1,225,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	1,233,429	0.4

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
750,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	$736,445	0.2
480,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	474,197	0.1
1,120,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	1,162,734	0.4
290,000 (1)	Sunoco L.P., 7.000%, 05/01/2029	297,818	0.1
410,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	386,830	0.1
875,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	812,169	0.3
480,000 (1)	Talos Production, Inc., 9.000%, 02/01/2029	492,915	0.1
650,000 (1)	Talos Production, Inc., 9.375%, 02/01/2031	663,260	0.2
585,000 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	587,222	0.2
155,000 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	158,321	0.0
1,010,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	905,282	0.3
1,175,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	1,193,734	0.4
1,200,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	1,249,263	0.4
1,100,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	1,148,358	0.4
		32,494,690	10.2

	Financial: 11.4%
470,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 6.000%, 08/01/2029	452,621	0.1
995,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	1,025,611	0.3
495,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 8.500%, 06/15/2029	518,220	0.2
960,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	951,718	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,050,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.375%, 10/01/2032	$1,060,975	0.3
670,000	Ally Financial, Inc., 5.750%, 11/20/2025	673,766	0.2
445,000 (2)	Ally Financial, Inc., 6.700%, 02/14/2033	448,817	0.1
1,030,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,026,332	0.3
1,065,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,035,810	0.3
950,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	955,089	0.3
875,000 (1)	CI Financial Corp., 7.500%, 05/30/2029	916,361	0.3
1,125,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	1,121,767	0.4
975,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	976,189	0.3
495,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	547,956	0.2
240,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	247,757	0.1
1,925,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	1,931,952	0.6
1,600,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,528,535	0.5
700,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	697,666	0.2
1,540,000 (1)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	1,526,758	0.5
275,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	265,379	0.1
875,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	825,933	0.3
250,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	229,770	0.1
890,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	871,270	0.3

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
890,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	$638,592	0.2
1,080,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	911,570	0.3
775,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	769,661	0.2
1,150,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,074,101	0.3
495,000	Navient Corp., 5.000%, 03/15/2027	485,537	0.2
395,000	Navient Corp., 6.750%, 06/25/2025	395,671	0.1
430,000	OneMain Finance Corp., 4.000%, 09/15/2030	382,510	0.1
1,030,000 (2)	OneMain Finance Corp., 5.375%, 11/15/2029	991,093	0.3
430,000	OneMain Finance Corp., 7.125%, 03/15/2026	438,046	0.1
1,080,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	1,091,971	0.3
1,095,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	1,112,146	0.4
895,000 (1)	PHH Escrow Issuer LLC, 9.875%, 11/01/2029	899,940	0.3
825,000 (1)(2)	PRA Group, Inc., 5.000%, 10/01/2029	755,505	0.2
255,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 04/01/2032	256,495	0.1
1,150,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	1,186,614	0.4
495,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	481,800	0.2
1,325,000 (1)	Ryan Specialty LLC, 5.875%, 08/01/2032	1,311,887	0.4
225,000 (1)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	224,054	0.1
1,350,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,334,501	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
965,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	$993,610	0.3
700,000 (1)	XHR L.P., 6.625%, 05/15/2030	703,173	0.2
		36,274,729	11.4

	Industrial: 10.3%
855,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	867,836	0.3
1,150,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	1,169,855	0.4
995,000 (1)	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/2029	855,842	0.3
565,000 (1)(2)	Bombardier, Inc., 7.500%, 02/01/2029	588,347	0.2
520,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	521,113	0.2
290,000 (1)	Bombardier, Inc., 8.750%, 11/15/2030	312,094	0.1
1,150,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,150,487	0.4
225,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	223,777	0.1
925,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	898,562	0.3
975,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	1,014,904	0.3
975,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	982,454	0.3
1,165,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	1,168,010	0.4
1,115,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,096,050	0.3
1,109,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	1,071,419	0.3
960,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	909,805	0.3
585,000 (1)(2)	GFL Environmental, Inc., 4.375%, 08/15/2029	553,514	0.2
430,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	415,484	0.1

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
430,000 (1)	Global InfrastructureSolutions, Inc., 7.500%,04/15/2032	$427,985	0.1
1,355,000 (1)	Graham PackagingCo., Inc., 7.125%,08/15/2028	1,341,961	0.4
1,270,000 (1)	Imola Merger Corp.,4.750%, 05/15/2029	1,205,383	0.4
910,000 (1)	Intelligent PackagingLtd. Finco, Inc. /Intelligent PackagingLtd. Co-Issuer LLC,6.000%, 09/15/2028	897,966	0.3
1,080,000 (1)	Madison IAQ LLC,5.875%, 06/30/2029	1,020,961	0.3
1,120,000 (1)	Oscar AcquisitionCoLLC / Oscar Finance,Inc., 9.500%,04/15/2030	1,056,751	0.3
1,475,000 (1)(2)	Owens-Brockway GlassContainer, Inc., 7.250%,05/15/2031	1,437,343	0.4
1,065,000 (1)	Sealed Air Corp.,4.000%, 12/01/2027	1,021,669	0.3
480,000 (1)(2)	Sealed Air Corp/SealedAir Corp. US, 6.125%,02/01/2028	481,984	0.1
1,130,000 (1)	Sensata Technologies,Inc., 3.750%,02/15/2031	989,126	0.3
1,160,000 (1)	Smyrna Ready MixConcrete LLC, 8.875%,11/15/2031	1,219,984	0.4
890,000 (1)	Standard Industries,Inc., 3.375%,01/15/2031	763,825	0.2
530,000 (1)	Standard Industries,Inc., 4.375%,07/15/2030	486,005	0.2
850,000 (1)	Summit Materials LLC/ Summit MaterialsFinance Corp., 5.250%,01/15/2029	856,660	0.3
800,000 (1)	Summit Materials LLC/ Summit MaterialsFinance Corp., 6.500%,03/15/2027	800,301	0.2
1,015,000 (1)	Terex Corp., 6.250%,10/15/2032	996,147	0.3
1,270,000 (1)	TransDigm, Inc.,6.000%, 01/15/2033	1,245,680	0.4
705,000 (1)	TransDigm, Inc.,6.625%, 03/01/2032	712,244	0.2
875,000 (1)	Weekley Homes LLC /Weekley Finance Corp.,4.875%, 09/15/2028	838,219	0.3
1,390,000 (1)	Wilsonart LLC,11.000%, 08/15/2032	1,364,065	0.4
		32,963,812	10.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: 3.2%
995,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	$1,003,674	0.3
2,925,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	2,874,655	0.9
650,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	645,291	0.2
430,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	389,863	0.1
925,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	944,352	0.3
515,000 (1)	Open Text Corp., 3.875%, 12/01/2029	466,615	0.2
950,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	862,391	0.3
1,025,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	933,126	0.3
1,120,000 (1)	Rocket Software, Inc., 6.500%, 02/15/2029	1,055,937	0.3
1,080,000 (1)	UKG, Inc., 6.875%, 02/01/2031	1,096,856	0.3
		10,272,760	3.2

	Utilities: 2.9%
1,105,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	1,094,281	0.3
700,000 (1)	Calpine Corp., 4.500%, 02/15/2028	671,943	0.2
500,000 (1)	Calpine Corp., 5.000%, 02/01/2031	470,547	0.1
875,000 (1)	Calpine Corp., 5.125%, 03/15/2028	849,289	0.3
68,000 (1)	Calpine Corp., 5.250%, 06/01/2026	67,960	0.0
1,100,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	1,134,230	0.4
710,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	690,135	0.2
770,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	755,859	0.2
910,000	TransAlta Corp., 7.750%, 11/15/2029	949,719	0.3
550,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	518,332	0.2
1,025,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,022,612	0.3
475,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	474,525	0.2

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
600,000 (1)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	$629,998	0.2
		9,329,430	2.9
	Total Corporate Bonds/ Notes (Cost $291,242,077)	291,054,038	91.4
BANK LOANS: 4.7%
	Communications: 0.6%
950,000 (4)	Gray Television Inc, Term Loan D, 12/01/2028	878,869	0.3
1,125,000	MH Sub I LLC, 9.096%, 05/03/2028	1,127,656	0.3
		2,006,525	0.6

	Consumer, Cyclical: 0.8%
1,068,394	American Greetings Corporation, Tranche C Term Loan, 10.595%, (TSFR1M+5.750%), 10/30/2029	1,077,476	0.3
565,000 (4)	Kodiak BP LLC, New Initial Term Loan, 11/26/2031	566,412	0.2
965,000	Petco Health and Wellness Company Inc., First Lien Initial Term Loan, 8.115%, 03/06/2028	939,368	0.3
		2,583,256	0.8

	Consumer, Non-cyclical: 0.9%
1,087,315	Bausch Lomb, 8.563%, 05/10/2027	1,092,819	0.4
668,914	Kuehg Corp., Term Loan, 7.839%, (TSFR3M+3.250%), 06/12/2030	676,857	0.2
956,563 (4)	Nielsen Consumer Inc., Ninth Amend Dollar Term Loan, 03/06/2028	958,555	0.3
		2,728,231	0.9

	Energy: 0.6%
1,082,288 (4)	Epic Y Grade Services LP, Term Loan, 06/29/2029	1,086,515	0.3
907,200 (4)	GoodNight Water Solutions Holdings LLC, Initial Term Loan, 06/04/2029	910,980	0.3
		1,997,495	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Financial: 0.9%
1,822,118	HUB International Ltd, Incremental Term Loan, 8.255%, (TSFR2M+3.000%), 06/20/2030	$1,836,449	0.6
706,454 (4)	Osaic Holdings Inc (f/k/a Advisor Group Holdings Inc), Term B4 Loan, 08/17/2028	710,097	0.2
315,789	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 10.060%, (TSFR1M+3.500%), 03/08/2032	324,606	0.1
		2,871,152	0.9

	Technology: 0.9%
1,205,000	Cotiviti Holdings Inc., Fixed Rate Term Loan, 8.450%, (TSFRM1M+3.250%), 04/30/2031	1,214,037	0.4
348,250	Cotiviti Inc., Initial Floating Rate Term Loan, 8.574%, (TSFR1M+3.250%), 04/30/2031	351,406	0.1
1,075,000 (4)	PointClickCare Technologies Inc., 2024-1 Term Loan, 11/03/2031	1,081,047	0.4
		2,646,490	0.9
	Total Bank Loans (Cost $14,622,589)	14,833,149	4.7

CONVERTIBLE BONDS/NOTES: 0.0%
	Financial: 0.0%
499,200 (1)	Lehman Brothers Holdings, Inc. SD, 8.160%, 05/30/2009	1,330	0.0

	Total Convertible Bonds/Notes (Cost $451,666)	1,330	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 0.0%
	Consumer Discretionary: —%
1,476 (1)(5)	Perseus Holding Corp.	—	—

	Energy: 0.0%
2 (6)	Amplify Energy Corp.	12	0.0
424,441 (5)	Ascent Resources - Utica LLC - Class A	5,093	0.0
		5,105	0.0

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: 0.0%
26 (6)	Option Care Health, Inc. $	603	0.0

	Total Common Stock (Cost $10,389)	5,708	0.0

OTHER: —%
	Energy: —%
2,000 (5)(7)(8)	Green Field Energy Services, Inc.	—	—

	Total Other (Cost $–)	—	—

PREFERRED STOCK: —%
	Consumer Discretionary: —%
775 (1)(5)	Perseus Holding Corp.	—	—

	Total Preferred Stock (Cost $–)	—	—

WARRANTS: 0.0%
	Health Care: 0.0%
126	Option Care Health, Inc. - Class A	555	0.0
126	Option Care Health, Inc. - Class B	403	0.0
		958	0.0
	Total Warrants (Cost $–)	958	0.0

	Total Long-Term Investments (Cost $306,326,721)	305,895,183	96.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 10.4%
	Commercial Paper: 2.3%
1,500,000	Agilent Technologies, 4.560%, 01/08/2025	1,498,505	0.4
1,500,000	American Electric Power Co., Inc., 4.560%, 01/07/2025	1,498,693	0.5
1,500,000	Autozone, Inc., 4.550%, 01/03/2025	1,499,441	0.5
1,225,000	Barton Capital S.A., 4.430%, 01/02/2025	1,224,704	0.4
1,000,000	Duke Energy Co., 4.590%, 01/23/2025	997,125	0.3
500,000	Mckesson Corp., 4.550%, 01/02/2025	499,876	0.1
250,000	Mckesson Corp., 4.550%, 01/03/2025	249,907	0.1
	Total Commercial Paper (Cost $7,468,926)	7,468,251	2.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 7.0%
4,393,273 (9)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $4,394,380, collateralized by various U.S. Government Agency Obligations, 2.500%-7.311%, Market Value plus accrued interest $4,481,138, due 10/01/27-11/01/54)	$4,393,273	1.4
6,088,282 (9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $6,089,817, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $6,210,048, due 10/01/29-02/01/57)	6,088,282	1.9
258,083 (9)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $258,146, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $263,245, due 03/27/25-01/01/55)	258,083	0.1
5,404,163 (9)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $5,405,534, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $5,512,246, due 11/01/51-12/01/54)	5,404,163	1.7

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,088,282 (9)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $6,089,863, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $6,193,778, due 01/15/26-02/15/53)	$6,088,282	1.9
	Total Repurchase Agreements (Cost $22,232,083)	22,232,083	7.0

	Time Deposits: 1.1%
550,000 (9)	Canadian Imperial Bank of Commerce, 4.320%, 01/02/2025	550,000	0.1
580,000 (9)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 01/02/2025	580,000	0.2
610,000 (9)	Mizuho Bank Ltd., 4.330%, 01/02/2025	610,000	0.2
580,000 (9)	Royal Bank of Canada, 4.330%, 01/02/2025	580,000	0.2
590,000 (9)	Societe Generale S.A., 4.330%, 01/02/2025	590,000	0.2
590,000 (9)	Toronto-Dominion Bank, 4.350%, 01/02/2025	590,000	0.2
	Total Time Deposits (Cost $3,500,000)	3,500,000	1.1

	Total Short-Term Investments (Cost $33,201,009)	33,200,334	10.4
	Total Investments in Securities (Cost $339,527,730)	$339,095,517	106.5
	Liabilities in Excess of Other Assets	(20,730,334)	(6.5)
	Net Assets	$318,365,183	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualifiied institutional buyers.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(4)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)	Non-income producing security.

(7)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(8)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.

(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:

TSFR1M           1-month CME Term Secured Overnight Financing Rate

TSFR2M           2-month CME Term Secured Overnight Financing Rate

TSFR3M           3-month CME Term Secured Overnight Financing Rate

 See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Energy	12	—	5,093	5,105
Health Care	603	—	—	603
Total Common Stock	615	—	5,093	5,708
Corporate Bonds/Notes	—	291,054,038	—	291,054,038
Bank Loans	—	14,833,149	—	14,833,149
Convertible Bonds/Notes	—	1,330	—	1,330
Warrants	—	958	—	958
Preferred Stock	—	—	—	—
Other	—	—	—	—
Short-Term Investments	—	33,200,334	—	33,200,334
Total Investments, at fair value	$615	$339,089,809	$5,093	$339,095,517

^          See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2024, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc.	8/25/2019	$—	$—
		$—	$—

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $339,954,813.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$4,417,166
Gross Unrealized Depreciation	(5,276,462)
Net Unrealized Depreciation	$(859,296)

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.8%
	Communication Services: 14.6%
430,573	Alphabet, Inc. - Class A	$81,507,469	3.5
201,068	Meta Platforms, Inc. - Class A	117,727,325	5.1
57,330 (1)	Netflix, Inc.	51,099,376	2.2
124,901 (1)	Reddit, Inc. - Class A	20,413,819	0.9
318,683 (1)	ROBLOX Corp. - Class A	18,438,998	0.8
43,766 (1)	Spotify Technology SA	19,580,033	0.8
256,440 (1)	Trade Desk, Inc. - Class A	30,139,393	1.3
		338,906,413	14.6

	Consumer Discretionary: 14.8%
909,219 (1)	Amazon.com, Inc.	199,473,556	8.6
5,358	Booking Holdings, Inc.	26,620,794	1.1
51,230 (1)	Burlington Stores, Inc.	14,603,624	0.6
104,376	Lowe's Cos., Inc.	25,759,997	1.1
177,160 (1)	Tesla, Inc.	71,544,294	3.1
26,378	Wingstop, Inc.	7,496,628	0.3
		345,498,893	14.8

	Consumer Staples: 1.9%
51,645	Constellation Brands, Inc. - Class A	11,413,545	0.5
291,245	McCormick & Co., Inc.	22,204,519	0.9
190,891	Mondelez International, Inc. - Class A	11,401,919	0.5
		45,019,983	1.9

	Energy: 0.5%
110,389	Chesapeake Energy Corp.	10,989,225	0.5

	Financials: 3.9%
1,036,241	Blue Owl Capital, Inc.	24,102,966	1.0
48,286	Goldman Sachs Group, Inc.	27,649,529	1.2
27,429	MSCI, Inc.	16,457,674	0.7
169,425	Tradeweb Markets, Inc. - Class A	22,181,121	1.0
		90,391,290	3.9

	Health Care: 7.5%
247,437 (1)	Boston Scientific Corp.	22,101,073	0.9
75,761	Eli Lilly & Co.	58,487,492	2.5
66,592 (1)	Intuitive Surgical, Inc.	34,758,360	1.5
99,488 (1)	Repligen Corp.	14,320,303	0.6
43,023	Thermo Fisher Scientific, Inc.	22,381,855	1.0
58,214 (1)	Vertex Pharmaceuticals, Inc.	23,442,778	1.0
		175,491,861	7.5

	Industrials: 4.8%
39,282 (1)	Axon Enterprise, Inc.	23,346,078	1.0
66,336 (1)	Builders FirstSource, Inc.	9,481,404	0.4
25,953	Comfort Systems USA, Inc.	11,005,629	0.5
114,031	Dover Corp.	21,392,216	0.9

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
181,621	Ingersoll Rand, Inc.	$16,429,436	0.7
19,979 (1)	Saia, Inc.	9,105,030	0.4
16,692	TransDigm Group, Inc.	21,153,438	0.9
		111,913,231	4.8

	Information Technology: 50.8%
911,676	Apple, Inc.	228,301,904	9.8
66,570 (1)	AppLovin Corp. - Class A	21,557,363	0.9
164,976 (1)	Atlassian Corp. - Class A	40,151,859	1.7
469,325	Broadcom, Inc.	108,808,308	4.7
70,122 (1)	Cadence Design Systems, Inc.	21,068,856	0.9
96,628 (1)	Crowdstrike Holdings, Inc. - Class A	33,062,237	1.4
166,487 (1)	Datadog, Inc. - Class A	23,789,327	1.0
24,760 (1)	HubSpot, Inc.	17,252,025	0.7
84,354	Marvell Technology, Inc.	9,316,899	0.4
307,601	Micron Technology, Inc.	25,887,700	1.1
518,428	Microsoft Corp.	218,517,402	9.4
40,379 (1)	Monday.com Ltd.	9,506,832	0.4
2,018,664	NVIDIA Corp.	271,086,389	11.6
147,284 (1)	Palo Alto Networks, Inc.	26,799,797	1.2
34,922 (1)	ServiceNow, Inc.	37,021,511	1.6
212,086	Visa, Inc. - Class A	67,027,659	2.9
97,461 (1)	Workday, Inc. - Class A	25,147,862	1.1
		1,184,303,930	50.8

	Materials: 1.0%
35,145	Sherwin-Williams Co.	11,946,840	0.5
40,673	Vulcan Materials Co.	10,462,316	0.5
		22,409,156	1.0

	Total Common Stock
	(Cost $1,569,876,743)	2,324,923,982	99.8

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
8,841,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $8,841,000)	$8,841,000	0.4

	Total Short-Term Investments (Cost $8,841,000)	$8,841,000	0.4

	Total Investments in Securities (Cost $1,578,717,743)	$2,333,764,982	100.2
	Liabilities in Excess of Other Assets	(4,459,892)	(0.2)
	Net Assets	$2,329,305,090	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$2,324,923,982	$—	$—	$2,324,923,982
Short-Term Investments	8,841,000	—	—	8,841,000
Total Investments, at fair value	$2,333,764,982	$—	$—	$2,333,764,982

^           See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*           For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,599,511,669.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$778,296,021
Gross Unrealized Depreciation	(44,042,708)
Net Unrealized Appreciation	$734,253,313

See Accompanying Notes to Financial Statements

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.3%
	Communication Services: 4.9%
859,827	AT&T, Inc.	$19,578,261	3.3
96,254 (1)	Pinterest, Inc. - Class A	2,791,366	0.5
588,886 (1)	Warner Bros Discovery, Inc.	6,224,525	1.1
		28,594,152	4.9

	Consumer Discretionary: 5.4%
111,255	Las Vegas Sands Corp.	5,714,057	1.0
30,412	Lowe's Cos., Inc.	7,505,681	1.3
82,481	PVH Corp.	8,722,366	1.5
75,754	Tapestry, Inc.	4,949,009	0.8
24,920	Williams-Sonoma, Inc.	4,614,685	0.8
		31,505,798	5.4

	Consumer Staples: 8.8%
777,105	Kenvue, Inc.	16,591,192	2.9
221,440	McCormick & Co., Inc.	16,882,585	2.9
80,101	Mondelez International, Inc. - Class A	4,784,433	0.8
104,217	Philip Morris International, Inc.	12,542,516	2.2
		50,800,726	8.8

	Energy: 8.1%
125,805	Chesapeake Energy Corp.	12,523,888	2.2
97,347	Chevron Corp.	14,099,740	2.4
73,017	EOG Resources, Inc.	8,950,424	1.5
149,085	HF Sinclair Corp.	5,225,429	0.9
166,648	Schlumberger NV	6,389,284	1.1
		47,188,765	8.1

	Financials: 22.4%
101,258	American Financial Group, Inc.	13,865,258	2.4
48,220	Arthur J Gallagher & Co.	13,687,247	2.4
439,708	Bank of America Corp.	19,325,167	3.3
172,818	Bank of New York Mellon Corp.	13,277,607	2.3
23,099	Goldman Sachs Group, Inc.	13,226,949	2.3
81,508	Intercontinental Exchange, Inc.	12,145,507	2.1
141,442	Lazard, Inc.	7,281,434	1.3
73,837	PNC Financial Services Group, Inc.	14,239,466	2.4
273,747	SLM Corp.	7,549,942	1.3
217,056	Wells Fargo & Co.	15,246,013	2.6
		129,844,590	22.4

	Health Care: 15.1%
78,634	Abbott Laboratories	8,894,292	1.5
47,163	AbbVie, Inc.	8,380,865	1.4
41,859	Alcon, Inc.	3,553,410	0.6
159,567	Bristol-Myers Squibb Co.	9,025,110	1.6
31,008	Cigna Group	8,562,549	1.5
10,286	McKesson Corp.	5,862,094	1.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,398 (1)	Mettler-Toledo International, Inc.	$4,158,065	0.7
18,517	Stryker Corp.	6,667,046	1.2
19,071	Thermo Fisher Scientific, Inc.	9,921,306	1.7
28,019	UnitedHealth Group, Inc.	14,173,691	2.4
20,916	Universal Health Services, Inc. - Class B	3,752,749	0.7
11,791 (1)	Vertex Pharmaceuticals, Inc.	4,748,236	0.8
		87,699,413	15.1
	Industrials: 11.1%
82,085 (1)	Boeing Co.	14,529,045	2.5
83,343	Dover Corp.	15,635,147	2.7
73,654	Ingersoll Rand, Inc.	6,662,741	1.2
24,710	Parker-Hannifin Corp.	15,716,301	2.7
17,024 (1)	Saia, Inc.	7,758,348	1.3
3,408	TransDigm Group, Inc.	4,318,890	0.7
		64,620,472	11.1
	Information Technology: 9.4%
27,225	Accenture PLC - Class A	9,577,483	1.6
34,798 (1)	Advanced Micro Devices, Inc.	4,203,250	0.7
1,437	Constellation Software, Inc.	4,443,518	0.8
246,072 (1)	Dropbox, Inc. - Class A	7,392,003	1.3
126,821 (1)	Freshworks, Inc. - Class A	2,050,696	0.4
63,021 (1)	JFrog Ltd.	1,853,448	0.3
68,140	Micron Technology, Inc.	5,734,662	1.0
20,428	Salesforce, Inc.	6,829,693	1.2
22,019	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,348,532	0.7
162,025 (1)	UiPath, Inc. - Class A	2,059,338	0.4
23,517 (1)	Workday, Inc. - Class A	6,068,092	1.0
		54,560,715	9.4
	Materials: 3.3%
156,789	Alcoa Corp.	5,923,488	1.0
60,048	CF Industries Holdings, Inc.	5,123,295	0.9
44,739	Crown Holdings, Inc.	3,699,468	0.6
38,601	Nucor Corp.	4,505,123	0.8
		19,251,374	3.3
	Real Estate: 3.9%
141,099	Boston Properties, Inc.	10,492,121	1.8
95,129	Welltower, Inc.	11,989,108	2.1
		22,481,229	3.9
	Utilities: 6.9%
80,229	DTE Energy Co.	9,687,652	1.7
115,664	Duke Energy Corp.	12,461,639	2.1
142,246	NextEra Energy, Inc.	10,197,616	1.8

See Accompanying Notes to Financial Statements

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
440,822 (2)	Prime AET&D Holdings No 1	$—	—
92,810	Public Service Enterprise Group, Inc.	7,841,517	1.3
		40,188,424	6.9
	Total Common Stock (Cost $524,435,098)	576,735,658	99.3
CORPORATE BONDS/NOTES: —%
	Financial: —%
1,216,000 (2)(3)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	—	—
	Total Corporate Bonds/ Notes (Cost $787,908)	—	—
OTHER: 0.0%
	Energy: 0.0%
1,685,000 (2)(4)(5)	Samson Investment Co.	—	0.0
	Total Other (Cost $30,842)	—	0.0
WARRANTS: —%
	Information Technology: —%
1,823 (2)	Constellation Software, Inc.	—	—
	Total Warrants (Cost $—)	—	—
	Total Long-Term Investments (Cost $525,253,848)	576,735,658	99.3

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
2,283,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $2,283,000)	$2,283,000	0.4
	Total Short-Term Investments (Cost $2,283,000)	$2,283,000	0.4
	Total Investments in Securities (Cost $527,536,848)	$579,018,658	99.7
	Assets in Excess of Other Liabilities	1,700,347	0.3
	Net Assets	$580,719,005	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)	Defaulted security.

(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(5)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(6)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$28,594,152	$—	$—	$28,594,152
Consumer Discretionary	31,505,798	—	—	31,505,798
Consumer Staples	50,800,726	—	—	50,800,726
Energy	47,188,765	—	—	47,188,765
Financials	129,844,590	—	—	129,844,590
Health Care	87,699,413	—	—	87,699,413
Industrials	64,620,472	—	—	64,620,472
Information Technology	54,560,715	—	—	54,560,715
Materials	19,251,374	—	—	19,251,374
Real Estate	22,481,229	—	—	22,481,229
Utilities	40,188,424	—	—	40,188,424
Total Common Stock	576,735,658	—	—	576,735,658
Warrants	—	—	—	—
Short-Term Investments	2,283,000	—	—	2,283,000
Total Investments, at fair value	$579,018,658	$—	$—	$579,018,658

____________

^       See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2024, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co.	6/28/2017	$30,842	$—
		$30,842	$—

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $529,563,097.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,065,241
Gross Unrealized Depreciation	(15,615,501)
Net Unrealized Appreciation	$49,449,740

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 38.5%
	Basic Materials: 1.6%
288,000	Albemarle Corp., 4.650%, 06/01/2027	$285,795	0.1
424,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	428,722	0.1
289,000	Eastman Chemical Co., 5.000%, 08/01/2029	288,305	0.1
300,000	EIDP, Inc., 4.500%, 05/15/2026	299,872	0.1
500,000(1)	Georgia-Pacific LLC, 1.750%, 09/30/2025	489,584	0.2
280,000	Nucor Corp., 2.000%, 06/01/2025	276,639	0.1
54,000	Nutrien Ltd., 4.900%, 03/27/2028	54,001	0.0
2,777,000	Nutrien Ltd., 5.200%,
	06/21/2027	2,807,426	0.9
		4,930,344	1.6
	Communications: 1.2%
370,000	AT&T, Inc., 1.700%, 03/25/2026	356,886	0.1
308,000	Comcast Corp., 4.550%, 01/15/2029	305,017	0.1
425,000(2)	Meta Platforms, Inc., 4.300%, 08/15/2029	419,752	0.1
216,000(1)	NBN Co. Ltd., 5.750%, 10/06/2028	222,104	0.1
420,000	Rogers Communications, Inc., 5.000%, 02/15/2029	417,496	0.1
835,000	Sprint Capital Corp., 6.875%, 11/15/2028	886,985	0.3
361,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	331,622	0.1
194,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	188,569	0.1
181,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	181,133	0.1
235,000	Uber Technologies, Inc., 4.300%, 01/15/2030	227,564	0.1
		3,537,128	1.2
	Consumer, Cyclical: 3.8%
358,000(1)	7-Eleven, Inc., 0.950%, 02/10/2026	342,577	0.1
240,000	American Honda Finance Corp., GMTN, 4.450%, 10/22/2027	238,273	0.1
140,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	132,436	0.0
428,000(1)(2)	BMW US Capital LLC, 1.250%, 08/12/2026	406,101	0.1
195,000	BorgWarner, Inc., 4.950%, 08/15/2029	194,048	0.1
710,000(1)	Daimler Truck Finance North America LLC, 3.500%, 04/07/2025	707,567	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
254,000 (1)	Daimler Truck Finance North America LLC, 5.000%, 01/15/2027	$254,703	0.1
210,000 (1)	Denso Corp., 4.420%, 09/11/2029	206,202	0.1
225,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	217,657	0.1
200,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	200,167	0.1
305,000	General Motors Financial Co., Inc., 3.800%, 04/07/2025	304,070	0.1
408,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	409,334	0.1
140,000	General Motors Financial Co., Inc., 5.350%, 07/15/2027	141,426	0.0
268,000	General Motors Financial Co., Inc., 5.400%, 04/06/2026	269,655	0.1
183,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	185,094	0.1
507,000	General Motors Financial Co., Inc., 5.800%, 01/07/2029	517,456	0.2
340,000	Home Depot, Inc., 4.875%, 06/25/2027	343,300	0.1
532,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	508,468	0.2
462,000 (1)	Hyundai Capital America, 1.300%, 01/08/2026	445,928	0.2
160,000 (1)	Hyundai Capital America, 5.650%, 06/26/2026	161,637	0.1
159,000 (1)	Hyundai Capital America, 5.950%, 09/21/2026	162,019	0.1
507,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	521,769	0.2
299,000 (1)	Hyundai Capital America, 6.250%, 11/03/2025	302,023	0.1
187,000	Lowe's Cos., Inc., 3.350%, 04/01/2027	181,665	0.1
290,000 (1)	Mercedes-Benz Finance North America LLC, 5.100%, 08/03/2028	290,274	0.1
135,000	PACCAR Financial Corp., 4.000%, 09/26/2029	130,618	0.0
423,000	Ross Stores, Inc., 4.600%, 04/15/2025	422,539	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
505,000	Toll Brothers Finance Corp., 4.350%, 02/15/2028	$493,569	0.2
436,000	Toyota Motor Credit Corp., 5.400%, 11/20/2026	443,002	0.1
125,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	124,150	0.0
424,000	Toyota Motor Credit Corp. B, 5.000%, 03/19/2027	427,785	0.1
45,038	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	46,038	0.0
255,000 (1)	Volkswagen Group of America Finance LLC, 4.950%, 08/15/2029	248,954	0.1
325,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027 Volkswagen Group of	325,472	0.1
300,000 (1)	Volkswagen Group of America Finance LLC, 5.650%, 09/12/2028	301,490	0.1
225,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	233,035	0.1
421,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	405,676	0.1
		11,246,177	3.8
	Consumer, Non-cyclical: 4.3%
170,000	AbbVie, Inc., 3.200%, 11/21/2029	157,861	0.1
192,000	AbbVie, Inc., 4.800%, 03/15/2029	191,906	0.1
403,000	Amgen, Inc., 5.150%, 03/02/2028	406,026	0.1
629,000	Amgen, Inc., 5.250%, 03/02/2025	629,390	0.2
558,000 (2)	Astrazeneca Finance LLC, 4.800%, 02/26/2027	561,344	0.2
444,000	Becton Dickinson & Co., 4.693%, 02/13/2028	441,919	0.1
386,000	Boston Scientific Corp., 1.900%, 06/01/2025	381,570	0.1
587,000	Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	576,025	0.2
201,000	Cardinal Health, Inc., 4.700%, 11/15/2026	200,793	0.1
165,000	Cardinal Health, Inc., 5.000%, 11/15/2029	164,063	0.1
160,000	Cardinal Health, Inc., 5.125%, 02/15/2029	160,412	0.1
195,000 (1)	Cargill, Inc., 3.625%, 04/22/2027	191,079	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
114,000	Cigna Group, 1.250%, 03/15/2026	$109,394	0.0
315,000	Cigna Group, 5.000%, 05/15/2029	314,861	0.1
233,000 (1)	CSL Finance PLC, 3.850%, 04/27/2027	227,773	0.1
595,000 (2)	CVS Health Corp., 5.400%, 06/01/2029	595,490	0.2
587,000 (1)	Element Fleet Management Corp., 3.850%, 06/15/2025	584,196	0.2
242,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	245,545	0.1
296,000 (1)	ERAC USA Finance LLC, 5.000%, 02/15/2029	297,174	0.1
316,000	GE HealthCare Technologies, Inc., 5.600%, 11/15/2025	318,228	0.1
192,000	Gilead Sciences, Inc., 4.800%, 11/15/2029	191,675	0.1
258,000	Global Payments, Inc., 1.200%, 03/01/2026	247,461	0.1
420,000	Humana, Inc., 5.750%, 03/01/2028	428,172	0.1
71,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	71,245	0.0
170,000	Laboratory Corp. of America Holdings, 4.350%, 04/01/2030	164,059	0.1
108,000 (2)	McKesson Corp., 4.250%, 09/15/2029	105,620	0.0
113,000 (2)	Mondelez International, Inc., 4.750%, 02/20/2029	112,689	0.0
334,000 (1)	Nestle Holdings, Inc., 1.150%, 01/14/2027	312,200	0.1
215,000	Novartis Capital Corp., 3.800%, 09/18/2029	207,056	0.1
395,000	Philip Morris International, Inc., 4.375%, 11/01/2027	391,896	0.1
162,000	Philip Morris International, Inc., 4.875%, 02/13/2029	161,857	0.1
195,000	Quanta Services, Inc., 4.750%, 08/09/2027	194,815	0.1
215,000	Quest Diagnostics, Inc., 4.600%, 12/15/2027	214,751	0.1
448,000 (1)	Roche Holdings, Inc., 5.338%, 11/13/2028	458,246	0.2
461,000	S&P Global, Inc., 2.450%, 03/01/2027	440,811	0.1
352,000	S&P Global, Inc., 2.700%, 03/01/2029	324,105	0.1
424,000	Smith & Nephew PLC, 5.150%, 03/20/2027	427,123	0.1
425,000 (1)	Solventum Corp., 5.450%, 02/25/2027	429,254	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
158,000	Stryker Corp., 3.650%, 03/07/2028	$152,627	0.0
122,000	Tyson Foods, Inc., 5.400%, 03/15/2029	123,393	0.0
314,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	300,586	0.1
180,000	UnitedHealth Group, Inc., 4.800%, 01/15/2030	179,123	0.1
316,000	Zoetis, Inc., 5.400%, 11/14/2025	317,775	0.1
		12,711,588	4.3
	Energy: 1.2%
331,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	315,467	0.1
580,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	571,436	0.2
295,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	295,732	0.1
295,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	297,878	0.1
469,000	Equinor ASA, 2.875%, 04/06/2025	467,013	0.1
395,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	374,792	0.1
175,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	183,266	0.1
306,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	307,202	0.1
326,000	Phillips 66, 3.850%, 04/09/2025	325,120	0.1
495,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	478,036	0.2
		3,615,942	1.2
	Financial: 18.6%
200,000	Aflac, Inc., 1.125%, 03/15/2026	191,906	0.1
217,000 (3)	American Express Co., 4.990%, 05/01/2026	217,089	0.1
136,000 (3)	American Express Co., 5.098%, 02/16/2028	136,808	0.0
507,000 (3)	American Express Co., 5.282%, 07/27/2029	512,845	0.2
325,000 (3)	American Express Co., 5.389%, 07/28/2027	328,626	0.1
305,000 (3)	American Express Co., 5.645%, 04/23/2027	308,330	0.1
326,000	American Tower Corp., 3.650%, 03/15/2027	318,359	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
80,000	American Tower Corp., 5.250%, 07/15/2028	$80,528	0.0
234,000	Ameriprise Financial, Inc., 3.000%, 04/02/2025	233,033	0.1
59,000	Aon North America, Inc., 5.125%, 03/01/2027	59,422	0.0
96,000	Aon North America, Inc., 5.150%, 03/01/2029	96,331	0.0
238,000	Arthur J Gallagher & Co., 4.850%, 12/15/2029	237,015	0.1
420,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	423,608	0.1
347,000 (1)	Aviation Capital Group LLC, 6.375%, 07/15/2030	363,627	0.1
352,000 (1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	326,082	0.1
200,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	200,983	0.1
200,000	Banco Santander SA, 5.588%, 08/08/2028	202,749	0.1
898,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	856,359	0.3
50,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	47,952	0.0
31,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	30,200	0.0
301,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	297,855	0.1
232,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	233,139	0.1
182,000 (3)	Bank of America Corp., MTN, 1.197%, 10/24/2026	176,877	0.1
907,000 (3)	Bank of America Corp., MTN, 1.319%, 06/19/2026	892,367	0.3
496,000 (3)	Bank of America Corp., MTN, 2.015%, 02/13/2026	494,368	0.2
50,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	47,678	0.0
95,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	87,562	0.0
250,000	Bank of America NA, 5.526%, 08/18/2026	253,464	0.1
642,000	Bank of Montreal, 5.300%, 06/05/2026	648,287	0.2
179,000 (3)	Bank of New York Mellon Corp., 4.414%, 07/24/2026	178,563	0.1
425,000 (3)	Bank of New York Mellon Corp., 4.890%, 07/21/2028	426,801	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
279,000 (3)	Bank of New York Mellon Corp., 4.947%, 04/26/2027	$280,216	0.1
196,000 (3)	Bank of New York Mellon Corp., MTN, 4.975%, 03/14/2030	196,305	0.1
468,000	Bank of Nova Scotia, 1.450%, 01/10/2025	467,581	0.2
257,000	Bank of Nova Scotia, MTN, 3.450%, 04/11/2025	255,999	0.1
248,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	220,973	0.1
104,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	92,638	0.0
326,000 (1)	Blackstone Holdings Finance Co. LLC, 5.900%, 11/03/2027	335,676	0.1
169,000	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	177,516	0.1
420,000 (1)	BPCE SA, 1.000%, 01/20/2026	403,952	0.1
201,000 (1)(3)	CaixaBank SA, 6.684%, 09/13/2027	206,343	0.1
261,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	246,772	0.1
335,000 (2)(3)	Capital One Financial Corp., 5.468%, 02/01/2029	337,432	0.1
335,000 (3)	Capital One Financial Corp., 5.700%, 02/01/2030	339,700	0.1
332,000	Charles Schwab Corp., 5.875%, 08/24/2026	337,879	0.1
242,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	252,326	0.1
435,000	Cooperatieve Rabobank UA, 4.800%, 01/09/2029	434,801	0.1
374,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	363,692	0.1
525,000 (1)	Corebridge Global Funding, 0.900%, 09/22/2025	511,519	0.2
438,000 (1)(3)	Credit Agricole SA, 5.335%, 01/10/2030	438,272	0.1
233,000	Credit Suisse AG/ New York NY, 2.950%, 04/09/2025	231,873	0.1
507,000	Crown Castle, Inc., 5.600%, 06/01/2029	517,023	0.2
257,000 (1)(3)	Danske Bank A/S, 4.298%, 04/01/2028	253,333	0.1
200,000 (1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	194,159	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
442,000 (3)	Deutsche Bank AG/ New York NY, 2.311%, 11/16/2027	$420,266	0.1
611,000 (1)(3)	DNB Bank ASA, 5.896%, 10/09/2026	615,409	0.2
475,000	Equinix, Inc., 1.250%, 07/15/2025	465,970	0.2
305,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	304,125	0.1
300,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	301,559	0.1
389,000	Fifth Third Bank NA, 3.850%, 03/15/2026	384,346	0.1
490,000 (1)	GA Global Funding Trust, 3.850%, 04/11/2025	488,500	0.2
126,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	126,738	0.0
64,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	64,512	0.0
278,000 (3)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	265,183	0.1
196,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	194,900	0.1
1,095,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	1,117,931	0.4
80,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	83,847	0.0
257,000	Hanover Insurance Group, Inc., 4.500%, 04/15/2026	255,486	0.1
531,000 (3)	HSBC Holdings PLC, 2.099%, 06/04/2026	524,834	0.2
519,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	516,999	0.2
441,000 (3)	ING Groep NV, 4.017%, 03/28/2028	432,070	0.1
200,000 (3)	ING Groep NV, 6.083%, 09/11/2027	203,950	0.1
162,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	155,487	0.0
388,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	367,177	0.1
518,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	497,532	0.2
378,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	343,610	0.1
830,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	822,982	0.3
140,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	139,528	0.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
444,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	$427,153	0.1
538,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	516,291	0.2
27,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	26,797	0.0
395,000 (3)	JPMorgan Chase & Co., 4.505%, 10/22/2028	391,566	0.1
95,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	93,220	0.0
115,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	114,534	0.0
443,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	442,678	0.1
435,000 (3)	JPMorgan Chase & Co., 5.040%, 01/23/2028	436,672	0.1
1,625,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	1,652,835	0.6
155,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	158,108	0.1
447,000 (3)	JPMorgan Chase & Co., 6.070%, 10/22/2027	457,585	0.2
252,000	KeyBank NA/ Cleveland OH, 4.390%, 12/14/2027	247,891	0.1
303,000 (3)	Lloyds Banking Group PLC, 5.462%, 01/05/2028	305,607	0.1
416,000 (3)	Lloyds Banking Group PLC, 5.985%, 08/07/2027	422,263	0.1
214,000 (1)	LPL Holdings, Inc., 4.625%, 11/15/2027	210,748	0.1
200,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	200,471	0.1
488,000 (1)	LSEGA Financing PLC, 1.375%, 04/06/2026	468,055	0.2
333,000	Main Street Capital Corp., 6.950%, 03/01/2029	346,381	0.1
395,000	Marsh & McLennan Cos., Inc., 4.550%, 11/08/2027	394,763	0.1
443,000 (1)	Met Tower Global Funding, 4.850%, 01/16/2027	444,815	0.1
507,000 (1)	Met Tower Global Funding, 5.250%, 04/12/2029	513,595	0.2
323,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	317,379	0.1
454,000 (3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	431,938	0.1
494,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.258%,	498,409	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
256,000 (3)	Mizuho Financial Group, Inc., 5.376%, 05/26/2030	$258,727	0.1
440,000 (3)	Mizuho Financial Group, Inc., 5.382%, 07/10/2030	444,813	0.1
245,000 (3)	Morgan Stanley, 0.985%, 12/10/2026	236,310	0.1
444,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	425,707	0.1
371,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	353,589	0.1
110,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	109,655	0.0
256,000 (3)	Morgan Stanley, 5.123%, 02/01/2029	256,754	0.1
266,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	275,822	0.1
391,000 (3)	Morgan Stanley, 6.407%, 11/01/2029	408,545	0.1
361,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	343,185	0.1
244,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	238,511	0.1
222,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	222,693	0.1
1,016,000 (3)	Morgan Stanley, MTN, 5.652%, 04/13/2028	1,033,300	0.3
448,000	Morgan Stanley Bank NA, 4.754%, 04/21/2026	448,717	0.1
250,000 (1)	National Securities Clearing Corp., 5.000%, 05/30/2028	250,987	0.1
213,000 (1)	Nationwide Building Society, 1.500%, 10/13/2026	201,715	0.1
255,000 (3)	NatWest Group PLC, 5.583%, 03/01/2028	258,151	0.1
240,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	243,130	0.1
324,000 (1)	Nordea Bank Abp, 3.600%, 06/06/2025	322,497	0.1
207,000 (1)	Pacific Life Global Funding II, 1.200%, 06/24/2025	203,639	0.1
265,000 (1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	254,535	0.1
296,000 (1)	Principal Life Global Funding II, 5.100%, 01/25/2029	296,962	0.1
214,000	Prologis L.P., 4.875%, 06/15/2028	214,575	0.1
90,000 (1)(2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	91,042	0.0
284,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	269,939	0.1

92

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
466,000 (2)	Royal Bank of Canada, GMTN, 1.600%, 01/21/2025	$465,259	0.2
240,000 (3)	Royal Bank of Canada, GMTN, 4.522%, 10/18/2028	238,040	0.1
202,000	Royal Bank of Canada, GMTN, 4.950%, 02/01/2029	202,478	0.1
95,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	94,307	0.0
434,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	438,344	0.1
439,000 (3)	Santander UK Group Holdings PLC, 6.833%, 11/21/2026	445,411	0.1
464,000 (1)	Skandinaviska Enskilda Banken AB, 3.700%, 06/09/2025	462,277	0.2
477,000 (1)(3)	Societe Generale SA, 2.226%, 01/21/2026	476,186	0.2
250,000	State Street Bank & Trust Co., 4.594%, 11/25/2026	250,637	0.1
340,000 (3)	State Street Corp., 4.530%, 02/20/2029	336,151	0.1
175,000 (3)	State Street Corp., 5.684%, 11/21/2029	179,921	0.1
286,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 07/08/2025	281,272	0.1
761,000	Sumitomo Mitsui Financial Group, Inc., 5.316%, 07/09/2029	769,883	0.3
201,000	Sumitomo Mitsui Financial Group, Inc., 5.716%, 09/14/2028	205,975	0.1
620,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 03/07/2027	625,856	0.2
212,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 5.650%, 09/14/2026	215,233	0.1
468,000 (1)	Svenska Handelsbanken AB, 3.650%, 06/10/2025	466,149	0.2
371,000 (1)	Swedbank AB, 3.356%, 04/04/2025	369,818	0.1
454,000	Toronto-Dominion Bank, 3.766%, 06/06/2025	452,394	0.1
355,000	Toronto-Dominion Bank, GMTN, 4.980%, 04/05/2027	356,241	0.1
621,000	Toronto-Dominion Bank, MTN, 1.150%, 06/12/2025	611,648	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
515,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	$521,326	0.2
268,000	Toronto-Dominion Bank FXD, 1.450%, 01/10/2025	267,803	0.1
260,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	249,423	0.1
316,000 (3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	285,193	0.1
256,000 (3)	Truist Financial Corp., MTN, 4.260%, 07/28/2026	255,064	0.1
256,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	258,352	0.1
200,000	UBS AG/London, 5.800%, 09/11/2025	201,543	0.1
372,000 (1)(3)	UBS Group AG, 4.488%, 05/12/2026	371,207	0.1
427,000 (1)(3)	UBS Group AG, 5.428%, 02/08/2030	429,873	0.1
268,000 (3)	US Bancorp, 5.384%, 01/23/2030	270,292	0.1
241,000 (3)	US Bancorp, 5.775%, 06/12/2029	246,486	0.1
115,000 (3)	Wells Fargo & Co., MTN, 2.164%, 02/11/2026	114,655	0.0
365,000 (3)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	329,392	0.1
185,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	179,487	0.1
145,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	140,546	0.0
113,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	112,802	0.0
169,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	171,630	0.1
329,000	Wells Fargo Bank NA, 5.450%, 08/07/2026	333,110	0.1
211,000 (1)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	212,579	0.1
		55,175,231	18.6

	Industrial: 2.1%
110,000	AGCO Corp., 5.450%, 03/21/2027	111,109	0.0
444,000	Avnet, Inc., 6.250%, 03/15/2028	456,336	0.1
725,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	726,971	0.2

93

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
190,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	$190,146	0.1
405,000	FedEx Corp., 3.250%, 04/01/2026	398,169	0.1
340,000	GATX Corp., 5.400%, 03/15/2027	343,892	0.1
221,000	HEICO Corp., 5.250%, 08/01/2028	223,190	0.1
280,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	283,309	0.1
138,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	131,714	0.0
111,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	109,106	0.0
429,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 01/12/2027	432,251	0.1
507,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	511,162	0.2
447,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.050%, 08/01/2028	460,330	0.2
165,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	164,504	0.1
308,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	311,448	0.1
171,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	173,220	0.1
61,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	62,121	0.0
504,000	Stanley Black & Decker, Inc., 6.000%, 03/06/2028	521,771	0.2
455,000	Veralto Corp., 5.500%, 09/18/2026	460,488	0.2
215,000	Waste Management, Inc., 4.950%, 07/03/2027	217,347	0.1
		6,288,584	2.1

	Technology: 1.9%
190,000	Accenture Capital, Inc., 3.900%, 10/04/2027	187,225	0.1
120,000	Accenture Capital, Inc., 4.050%, 10/04/2029	116,500	0.0
233,000	Analog Devices, Inc., 2.950%, 04/01/2025	232,012	0.1
103,000	AppLovin Corp., 5.125%, 12/01/2029	102,789	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
88,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	$83,100	0.0
444,000	Broadcom, Inc., 3.459%, 09/15/2026	435,613	0.1
393,000	Broadcom, Inc., 4.150%, 02/15/2028	386,453	0.1
215,000	Cadence Design Systems, Inc., 4.200%, 09/10/2027	212,659	0.1
61,000 (2)	Concentrix Corp., 6.600%, 08/02/2028	62,530	0.0
145,000	Fiserv, Inc., 5.150%, 03/15/2027	146,215	0.0
444,000	Fiserv, Inc., 5.450%, 03/02/2028	451,116	0.2
395,000	Hewlett Packard Enterprise Co., 4.550%, 10/15/2029	385,183	0.1
198,000	HP, Inc., 2.200%, 06/17/2025	195,583	0.1
445,000	IBM International Capital Pte Ltd., 4.600%, 02/05/2029	441,142	0.1
473,000	Oracle Corp., 1.650%, 03/25/2026	456,230	0.2
288,000	Oracle Corp., 2.500%, 04/01/2025	286,375	0.1
470,000	Oracle Corp., 2.650%, 07/15/2026	455,985	0.2
500,000	Take-Two Interactive Software, Inc., 3.550%, 04/14/2025	498,227	0.2
408,000	VMware, Inc., 1.400%, 08/15/2026	386,773	0.1
215,000	Workday, Inc., 3.500%, 04/01/2027	209,602	0.1
		5,731,312	1.9

	Utilities: 3.8%
475,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	470,442	0.2
352,000	AES Corp., 5.450%, 06/01/2028	354,035	0.1
235,000	Alabama Power Co., 3.750%, 09/01/2027	230,069	0.1
305,000	Ameren Corp., 5.700%, 12/01/2026	310,060	0.1
176,000	Ameren Illinois Co., 3.800%, 05/15/2028	170,857	0.1
393,000	American Electric Power Co., Inc., 5.200%, 01/15/2029	396,111	0.1
425,000	Avangrid, Inc., 3.200%, 04/15/2025	422,906	0.1
218,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	217,079	0.1
188,000	Consumers Energy Co., 4.900%, 02/15/2029	188,546	0.1

94

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
323,000	DTE Energy Co., 5.100%, 03/01/2029	$323,910	0.1
479,000 (1)	Enel Finance International NV, 7.050%, 10/14/2025	486,859	0.2
329,000	Entergy Corp., 0.900%, 09/15/2025	320,046	0.1
277,000	Eversource Energy, 2.900%, 03/01/2027	265,944	0.1
448,000	Eversource Energy, 4.750%, 05/15/2026	447,937	0.1
161,000	Exelon Corp., 5.150%, 03/15/2029	161,884	0.1
423,000	Georgia Power Co., 5.004%, 02/23/2027	426,437	0.1
195,000 (1)(2)	Liberty Utilities Co., 5.577%, 01/31/2029	196,724	0.1
75,000	National Rural Utilities Cooperative Finance Corp., 4.120%, 09/16/2027	74,005	0.0
188,000	National Rural Utilities Cooperative Finance Corp., 5.150%, 06/15/2029	190,305	0.1
325,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.875%, 02/07/2025	324,037	0.1
94,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	95,624	0.0
231,000 (1)	New York State Electric & Gas Corp., 5.650%, 08/15/2028	236,637	0.1
318,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	300,517	0.1
287,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	259,922	0.1
271,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	270,702	0.1
165,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	165,274	0.1
324,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	275,465	0.1
462,000	NiSource, Inc., 0.950%, 08/15/2025	450,753	0.1
389,000	ONE Gas, Inc., 5.100%, 04/01/2029	391,880	0.1
598,206	PG&E Wildfire Recovery Funding LLC A-1, 3.594%, 06/01/2032	579,170	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
335,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	$326,915	0.1
134,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	137,880	0.0
155,000	Sempra Energy, 5.400%, 08/01/2026	156,467	0.1
144,000	Southern Co., 5.500%, 03/15/2029	146,973	0.0
384,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	376,351	0.1
272,000 (1)	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/2025	270,709	0.1
315,000 (1)	Vistra Operations Co. LLC, 5.050%, 12/30/2026	315,540	0.1
8,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	7,226	0.0
535,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	535,515	0.2
43,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	43,084	0.0
61,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	61,657	0.0
		11,382,454	3.8
	Total Corporate Bonds/Notes
	(Cost $114,485,124)	114,618,760	38.5

ASSET-BACKED SECURITIES: 18.1%
	Automobile Asset-Backed Securities: 5.0%
550,000	AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	543,463	0.2
1,700,000	BMW Vehicle Lease Trust 2024-1 A4, 5.000%, 06/25/2027	1,710,036	0.6
300,000	CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	295,842	0.1
750,000	CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	724,504	0.2
1,050,000 (1)	Chase Auto Owner Trust 2023-AA A3, 5.680%, 01/25/2029	1,065,189	0.4
650,000 (1)	Citizens Auto Receivables Trust 2024-1 A3, 5.110%, 04/17/2028	654,608	0.2

95

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
500,000	Drive Auto Receivables Trust 2024-2 A3, 4.500%, 09/15/2028	$498,753	0.2
450,000	GM Financial Automobile Leasing Trust 2023-1 A4, 5.160%, 01/20/2027	451,049	0.1
600,000	GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	607,713	0.2
850,000	Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	824,289	0.3
29,934 (1)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	29,680	0.0
950,000 (1)	Porsche Financial Auto Securitization Trust 2023-1A A4, 4.720%, 06/23/2031	951,852	0.3
650,000 (1)	Porsche Innovative Lease Owner Trust 2024-1A A4, 4.660%, 02/20/2030	648,683	0.2
950,000	Santander Drive Auto Receivables Trust 2024-4 A3, 4.850%, 01/16/2029	953,050	0.3
550,000 (1)	Tesla Auto Lease Trust 2024-B A3, 4.820%, 10/20/2027	551,896	0.2
800,000	Toyota Auto Receivables Owner Trust 2023-A A4, 4.420%, 08/15/2028	798,071	0.3
1,650,000	Toyota Auto Receivables Owner Trust 2024-A A3, 4.830%, 10/16/2028	1,659,218	0.6
789,981 (1)	Westlake Automobile Receivables Trust 2023-2A A3, 5.800%, 02/16/2027	792,112	0.3
1,000,000 (1)	Westlake Automobile Receivables Trust 2023-3A B, 5.920%, 09/15/2028	1,010,603	0.3
		14,770,611	5.0

	Credit Card Asset-Backed Securities: 1.1%
1,200,000	American Express Credit Account Master Trust 2024-1 A, 5.230%, 04/15/2029	1,219,185	0.4
650,000	Capital One Multi- Asset Execution Trust 2024-A1 A, 3.920%, 09/15/2029	639,391	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Credit Card Asset-Backed Securities: (continued)
1,450,000	Chase Issuance Trust
	2024-A2 A, 4.630%,
	01/15/2031	$1,449,916	0.5
		3,308,492	1.1

	Other Asset-Backed Securities: 10.9%
800,000 (1)(3)	AGL CLO 13 Ltd. 2021-13A A1, 6.039%, (TSFR3M + 1.422%), 10/20/2034	801,209	0.3
100,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 C, 6.362%, (TSFR1M + 1.964%), 08/15/2034	99,436	0.0
750,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 7.412%, (TSFR1M + 3.014%), 11/15/2036	738,683	0.2
414,944 (1)(3)	Bain Capital Credit CLO 2018-2A A1R, 5.697%, (TSFR3M + 1.080%), 07/19/2031	415,247	0.1
299,315 (1)(3)	Bain Capital Credit CLO 2019-2A AR2, 5.777%, (TSFR3M + 1.130%), 10/17/2032	300,090	0.1
500,000 (1)(3)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 6.279%, (TSFR3M + 1.662%), 04/19/2034	500,613	0.2
132,680 (1)(3)	Carbone Clo Ltd. 2017-1A A1, 6.019%, (TSFR3M + 1.402%), 01/20/2031	132,899	0.0
350,000 (1)(3)	Carlyle US CLO Ltd. 2017-3A A1R2, 6.535%, (TSFR3M + 1.400%), 10/21/2037	350,642	0.1
850,000 (1)(3)	Carlyle US CLO Ltd. 2020-2A A1R, 6.027%, (TSFR3M + 1.402%), 01/25/2035	851,419	0.3
1,550,000 (1)(3)	Carlyle US CLO Ltd. 2021-4A A2, 6.279%, (TSFR3M + 1.662%), 04/20/2034	1,553,697	0.5
800,000 (1)(3)	CBAM Ltd. 2017-1A AR2, 5.770%, (TSFR3M + 1.390%), 01/20/2038	800,731	0.3
1,000,000 (1)(3)	Cedar Funding IV CLO Ltd. 2014-4A ARR, 6.048%, (TSFR3M + 1.422%), 07/23/2034	1,000,050	0.3
538,841 (1)(3)	CIFC Funding Ltd. 2018-4A A1, 6.059%, (TSFR3M + 1.412%), 10/17/2031	539,772	0.2

96

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
51,034 (1)(3)	Clear Creek CLO 2015-1A AR, 6.079%, (TSFR3M + 1.462%), 10/20/2030	$51,070	0.0
153,159	CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	151,015	0.0
506,603 (1)(3)	Crestline Denali CLO XVII Ltd. 2018- 1A ARR, 5.786%, (TSFR3M + 1.130%), 10/15/2031	507,099	0.2
300,000 (1)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 6.129%, (TSFR3M + 1.512%), 01/20/2030	300,489	0.1
750,000 (1)(3)	Empower CLO Ltd. 2022-1A A1R, 6.007%, (TSFR3M + 1.390%), 10/20/2037	755,012	0.3
534,786 (1)(3)	Goldentree Loan Management US Clo 4 Ltd. 2019-4A ARR, 5.785%, (TSFR3M + 1.150%), 04/24/2031	535,423	0.2
1,360,000 (1)(3)	HGI CRE CLO Ltd. 2021-FL1 B, 6.112%, (TSFR1M + 1.714%), 06/16/2036	1,361,260	0.5
2,100,000 (1)(3)	HGI CRE CLO Ltd. 2021-FL1 D, 6.862%, (TSFR1M + 2.464%), 06/16/2036	2,094,035	0.7
195,666 (1)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 6.298%, (SOFR30A + 1.700%), 04/20/2037	196,199	0.1
285,892 (1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	250,996	0.1
950,000	John Deere Owner Trust 2022-B A4, 3.800%, 05/15/2029	941,043	0.3
1,150,000	John Deere Owner Trust 2022-C A4, 5.200%, 09/17/2029	1,159,114	0.4
400,000	John Deere Owner Trust 2022 2022-A A4, 2.490%, 01/16/2029	394,199	0.1
1,050,000 (1)	Kubota Credit Owner Trust 2023-1A A3, 5.020%, 06/15/2027	1,055,952	0.4
600,000 (1)(3)	LCM 26 Ltd. 26A A2, 6.129%, (TSFR3M + 1.512%), 01/20/2031	600,562	0.2
500,000 (1)(3)	Madison Park Funding XXX Ltd. 2018-30A A1R, 6.007%, (TSFR3M + 1.360%), 07/16/2037	502,000	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000 (1)(3)	Magnetite XXVI Ltd. 2020-26A A2R, 6.287%, (TSFR3M + 1.662%), 07/25/2034	$500,169	0.2
1,080,000 (1)(3)	Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR2, 5.992%, (TSFR3M + 1.360%), 10/18/2038	1,082,538	0.4
1,000,000 (1)(3)	Octagon Investment Partners 48 Ltd. 2020- 3A A1R2, 5.927%, (TSFR3M + 1.360%), 01/15/2038	1,004,500	0.3
400,000 (1)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.229%, (TSFR3M + 1.612%), 07/19/2030	400,216	0.1
1,600,000 (1)(3)	OHA Loan Funding Ltd. 2015-1A AR3, 6.029%, (TSFR3M + 1.412%), 01/19/2037	1,603,075	0.5
180,647 (1)(3)	Palmer Square CLO Ltd. 2015-2A A1R2, 5.979%, (TSFR3M + 1.362%), 07/20/2030	180,768	0.1
650,000 (1)	PFS Financing Corp. 2022-D A, 4.270%, 08/15/2027	648,875	0.2
600,000 (1)	PFS Financing Corp. 2023-C A, 5.520%, 10/15/2028	609,089	0.2
1,300,000 (1)(3)	Rad CLO 6 Ltd. 2019- 6A A1R, 6.007%, (TSFR3M + 1.390%), 10/20/2037	1,304,861	0.4
670,440 (1)(3)	Sound Point CLO XVIII Ltd. 2017-4A A1, 5.999%, (TSFR3M + 1.382%), 01/21/2031	671,532	0.2
800,000 (1)(3)	Sound Point CLO XXIII 2019-2A AR, 6.088%, (TSFR3M + 1.432%), 07/15/2034	801,600	0.3
235,891 (1)(3)	TCI-Symphony CLO Ltd. 2017-1A AR, 5.848%, (TSFR3M + 1.192%), 07/15/2030	236,421	0.1
1,850,000 (1)(3)	THL Credit Wind River CLO Ltd. 2019-1A AR, 6.039%, (TSFR3M + 1.422%), 07/20/2034	1,852,518	0.6
580,000 (1)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 5.906%, (TSFR3M + 1.250%), 07/15/2032	580,772	0.2

97

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
300,000 (1)	Volvo Financial Equipment LLC Series 2024-1A A3, 4.290%, 10/16/2028	$298,159	0.1
300,000 (1)	Volvo Financial Equipment LLC Series 2024-1A A4, 4.290%, 07/15/2031	295,155	0.1
500,000 (1)(3)	Wellman Park CLO Ltd. 2021-1A AR, 6.006%, (TSFR3M + 1.350%), 07/15/2037	502,605	0.2
650,000 (1)(3)	Wind River CLO Ltd. 2022-1A AR, 5.967%, (TSFR3M + 1.350%), 07/20/2035	651,141	0.2
400,000 (1)(3)	Wind River CLO Ltd. 2024-1A A, 6.217%, (TSFR3M + 1.600%), 04/20/2037	401,398	0.1
		32,565,348	10.9

	Student Loan Asset-Backed Securities: 1.1%
211,614 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	201,093	0.1
237,350 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	217,647	0.1
119,702 (1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	107,961	0.0
201,020 (1)	Navient Private Education Refi Loan Trust 2021-FA A, 1.110%, 02/18/2070	175,738	0.1
882,243 (1)	Navient Private Education Refi Loan Trust 2022-BA A, 4.160%, 10/15/2070	847,814	0.3
1,255,919 (1)	Navient Private Education Refi Loan Trust 2023-A A, 5.510%, 10/15/2071	1,259,839	0.4
112,236 (1)	Sofi Professional Loan Program LLC 2018-A A2B, 2.950%, 02/25/2042	111,292	0.0
270,852 (1)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	233,414	0.1
		3,154,798	1.1
	Total Asset-Backed
	Securities
	(Cost $53,878,832)	53,799,249	18.1

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY OBLIGATIONS: 17.6%
	United States Treasury Notes: 17.6%
189,400	1.250%, 11/30/2026	$179,093	0.1
107,900	1.500%, 01/31/2027	102,057	0.0
128,900	1.500%, 11/30/2028	115,792	0.0
9,625,000	2.625%, 01/31/2026	9,463,325	3.2
1,295,800	3.375%, 09/15/2027	1,266,484	0.4
37,734,000	4.000%, 12/15/2027	37,445,279	12.6
1,052,000 (2)	4.125%, 11/30/2029	1,040,212	0.3
29,800	4.125%, 11/30/2031	29,171	0.0
194,200	4.250%, 11/30/2026	194,176	0.1
1,162,500	4.250%, 12/31/2026	1,162,641	0.4
69,000	4.375%, 12/15/2026	69,167	0.0
173,000	4.375%, 12/31/2029	172,920	0.1
173,200	4.500%, 12/31/2031	173,358	0.1
802,000	4.625%, 03/15/2026	805,591	0.3
		52,219,266	17.6
	Total U.S. Treasury
	Obligations
	(Cost $52,388,929)	52,219,266	17.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 12.8%
1,000,000 (1)(3)	ARES1 2024-IND2 A, 5.840%, (TSFR1M + 1.443%), 10/15/2034	1,003,341	0.3
500,000 (1)	ARZ Trust 2024-BILT A, 5.772%, 06/11/2029	506,127	0.2
1,000,000 (3)	BANK5 2024-5YR10 B, 6.140%, 10/15/2057	1,009,385	0.3
550,000	BANK5 Trust 2024- 5YR6 A3, 6.225%, 05/15/2057	572,034	0.2
1,000,000	BBCMS Mortgage Trust 2024-5C29 A3, 5.208%, 09/15/2057	1,004,178	0.3
851,212 (1)(3)	BFLD Mortgage Trust 2024-WRHS A, 5.889%, (TSFR1M + 1.492%), 08/15/2026	854,056	0.3
2,000,000 (1)(3)	BHMS 2018-ATLS D, 6.944%, (TSFR1M + 2.547%), 07/15/2035	1,987,614	0.7
1,916,556 (1)(3)	BLP Commercial Mortgage Trust 2024- IND2 B, 6.089%, (TSFR1M + 1.692%), 03/15/2041	1,918,967	0.6
1,250,000 (3)	BMO Mortgage Trust 2024-5C6 B, 6.086%, 09/15/2057	1,241,469	0.4
865,385 (1)(3)	BX 2024-PALM A, 5.938%, (TSFR1M + 1.541%), 06/15/2037	868,273	0.3
1,039,016 (1)(3)	BX Commercial Mortgage Trust 2021- ACNT B, 5.761%, (TSFR1M + 1.364%), 11/15/2038	1,037,104	0.4

98

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,250,000 (1)(3)	BX Commercial Mortgage Trust 2024- AIR2 B, 6.190%, (TSFR1M + 1.792%), 10/15/2041	$1,255,373	0.4
800,000 (1)(3)	BX Trust 2021-ARIA C, 6.157%, (TSFR1M + 1.760%), 10/15/2036	798,393	0.3
219,708 (1)(3)	BX Trust 2022-PSB A, 6.848%, (TSFR1M + 2.451%), 08/15/2039	221,011	0.1
1,800,000 (1)(3)	BXSC Commercial Mortgage Trust 2022- WSS B, 6.490%, (TSFR1M + 2.092%), 03/15/2035	1,802,458	0.6
340,000 (1)(3)	BXSC Commercial Mortgage Trust 2022- WSS C, 6.789%, (TSFR1M + 2.391%), 03/15/2035	340,615	0.1
1,000,000	Citigroup Commercial Mortgage Trust 2016- GC36 A5, 3.616%, 02/10/2049	979,802	0.3
900,000	Csail Commercial Mortgage Trust 2015- C2 A4, 3.504%, 06/15/2057	896,115	0.3
1,500,000 (1)(3)	CSTL Commercial Mortgage Trust 2024- GATE B, 5.052%, 11/10/2041	1,462,950	0.5
1,500,000 (1)	ELM Trust 2024- ELM B15, 5.995%, 06/10/2039	1,514,912	0.5
1,145,028 (1)(3)	Extended Stay America Trust 2021-ESH C, 6.211%, (TSFR1M + 1.814%), 07/15/2038	1,147,635	0.4
13,411	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	13,290	0.0
4,880	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	4,846	0.0
41,468	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	40,644	0.0
26,243	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	25,943	0.0
750,000 (3)	GS Mortgage Securities Trust 2015-GC30 AS, 3.777%, 05/10/2050	733,044	0.3
500,000 (1)	ICNQ Mortgage Trust 2024-MF A, 5.778%, 12/10/2034	502,366	0.2
2,225,000 (1)(3)	ILPT Commercial Mortgage Trust 2022- LPF2 A, 6.642%, (TSFR1M + 2.245%), 10/15/2039	2,235,257	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,300,000 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2021- NYAH B, 5.852%, (TSFR1M + 1.454%), 06/15/2038	$1,249,126	0.4
373,732	JPMBB Commercial Mortgage Securities Trust 2015-C28 A4, 3.227%, 10/15/2048	372,579	0.1
1,228,633	JPMBB Commercial Mortgage Securities Trust 2015-C31 A3, 3.801%, 08/15/2048	1,217,599	0.4
1,000,000 (1)(3)	LBA Trust 2024-BOLT A, 5.988%, (TSFR1M + 1.591%), 06/15/2039	1,002,773	0.3
1,823,228 (1)(3)	MHP 2022-MHIL B, 5.511%, (TSFR1M + 1.114%), 01/15/2027	1,814,244	0.6
1,810,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 AS, 3.561%, 04/15/2048	1,755,922	0.6
1,400,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 B, 4.111%, 11/15/2052	1,276,180	0.4
500,000 (1)(3)	MTN Commercial Mortgage Trust 2022- LPFL A, 5.797%, (TSFR1M + 1.397%), 03/15/2039	499,901	0.2
1,000,000 (1)(3)	NXPT Commercial Mortgage Trust 2024- STOR A, 4.312%, 11/05/2041	955,426	0.3
1,200,000 (1)(3)	ONNI Commerical Mortgage Trust 2024- APT A, 5.567%, 07/15/2039	1,205,541	0.4
623,609 (1)	THPT Mortgage Trust 2023-THL A, 6.994%, 12/10/2034	637,438	0.2
250,000 (1)(3)	WMRK Commercial Mortgage Trust 2022- WMRK A, 7.186%, (TSFR1M + 2.789%), 11/15/2027	252,964	0.1
	Total Commercial
	Mortgage-Backed
	Securities
	(Cost $38,030,136)	38,216,895	12.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.9%
667,954 (3)	Fannie Mae REMIC Trust 2006-43 FJ, 5.093%, (SOFR30A + 0.524%), 06/25/2036	661,468	0.2

99

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
274,105 (3)	Fannie Mae REMIC Trust 2007-14 PF, 4.873%, (SOFR30A + 0.304%), 03/25/2037	$268,312	0.1
866,518 (3)	Fannie Mae REMIC Trust 2007-75 AF, 4.953%, (SOFR30A + 0.384%), 08/25/2037	851,513	0.3
154,192 (3)	Fannie Mae REMIC Trust 2010-123 FL, 5.113%, (SOFR30A + 0.544%), 11/25/2040	152,726	0.1
385,855 (3)	Fannie Mae REMIC Trust 2010-136 FG, 5.183%, (SOFR30A + 0.614%), 12/25/2030	386,780	0.1
796,469 (3)	Fannie Mae REMIC Trust 2011-51 FM, 5.333%, (SOFR30A + 0.764%), 06/25/2041	792,326	0.3
106,270 (3)	Fannie Mae REMIC Trust 2011-68 F, 4.953%, (SOFR30A + 0.384%), 07/25/2031	106,202	0.0
58,201 (3)	Fannie Mae REMIC Trust 2011-96 FN, 5.183%, (SOFR30A + 0.614%), 10/25/2041	57,729	0.0
255,638 (3)	Fannie Mae REMIC Trust 2013-34 PF, 5.033%, (SOFR30A + 0.464%), 08/25/2042	252,946	0.1
5,488,000 (3)	Fannie Mae REMIC Trust 2024-103 FH, 5.874%, (SOFR30A + 1.250%), 01/25/2055	5,471,897	1.8
4,370,308 (3)	Fannie Mae REMIC Trust 2024-15 FD, 5.919%, (SOFR30A + 1.350%), 04/25/2054	4,361,739	1.5
13,076 (1)(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	11,634	0.0
226,842 (1)(3)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 08/25/2050	190,713	0.1
1,547,888 (3)	Freddie Mac REMIC Trust 3119 PF, 5.012%, (SOFR30A + 0.414%), 02/15/2036	1,526,561	0.5
979,765 (3)	Freddie Mac REMIC Trust 3153 UF, 5.142%, (SOFR30A + 0.544%), 05/15/2036	970,245	0.3
357,047 (3)	Freddie Mac REMIC Trust 3626 FA, 5.362%, (SOFR30A + 0.764%), 05/15/2036	355,572	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
211,175 (3)	Freddie Mac REMIC Trust 4508 CF, 5.112%, (SOFR30A + 0.514%), 09/15/2045	$208,475	0.1
247,473 (3)	Freddie Mac REMIC Trust 4879 DF, 5.112%, (SOFR30A + 0.514%), 08/15/2034	245,054	0.1
6,032,683 (3)	Freddie Mac REMIC Trust 5410 DF, 6.019%, (SOFR30A + 1.450%), 05/25/2054	6,080,417	2.1
448,595 (3)	Ginnie Mae 2012-H11 FA, 5.466%, (TSFR1M + 0.814%), 02/20/2062	449,434	0.2
69,591 (3)	Ginnie Mae 2014-H05 FB, 5.366%, (TSFR1M + 0.714%), 12/20/2063	69,615	0.0
1,203,184 (3)	Ginnie Mae 2015-H30 FE, 5.366%, (TSFR1M + 0.714%), 11/20/2065	1,203,556	0.4
1,018,281 (3)	Ginnie Mae 2016-H06 FD, 5.686%, (TSFR1M + 1.034%), 07/20/2065	1,019,619	0.3
505,031 (3)	Ginnie Mae 2016-H07 FK, 5.766%, (TSFR1M + 1.114%), 03/20/2066	506,333	0.2
940,789 (3)	Ginnie Mae 2016-H16 FE, 6.297%, (TSFR12M + 1.095%), 06/20/2066	945,283	0.3
220,615 (3)	Ginnie Mae 2017-H09 FG, 5.236%, (TSFR1M + 0.584%), 03/20/2067	220,314	0.1
1,211,457 (3)	Ginnie Mae 2020-H09 NF, 6.016%, (TSFR1M + 1.364%), 04/20/2070	1,226,094	0.4
2,470,172 (3)	Ginnie Mae 2020-H13 FC, 5.216%, (TSFR1M + 0.564%), 07/20/2070	2,436,419	0.8
927,539	Ginnie Mae 2023- 86 DA, 5.500%, 08/20/2050	942,167	0.3
7,375 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	6,810	0.0
153,368 (1)(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	135,440	0.1
274,598 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	218,907	0.1
1,632,214 (1)(3)	OBX Trust 2023-J1 A3, 4.500%, 01/25/2053	1,537,824	0.5
509,213 (1)(3)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	404,847	0.1

100

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
631,657	Seasoned Credit Risk Transfer Trust Series 2018-2 MA, 3.500%, 11/25/2057	$604,807	0.2
140,364 (1)(3)	Sequoia Mortgage Trust 2014-4 B3, 3.900%, 11/25/2044	134,101	0.0
32,866 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	30,215	0.0
72,101 (3)	WaMu Mortgage Pass- Through Certificates Series Trust 2004-AR4 A6, 6.221%, 06/25/2034	69,407	0.0
161,383 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2020-1 A17, 3.000%, 12/25/2049	136,541	0.1

	Total Collateralized
	Mortgage Obligations
	(Cost $35,486,137)	35,250,042	11.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Uniform Mortgage-Backed Securities: 0.0%
3,411	6.500%, 10/01/2032	3,481	0.0
4,502	7.000%, 10/01/2032	4,666	0.0
		8,147	0.0
	Total U.S. Government
	Agency Obligations	8,147	0.0
	(Cost $8,055)

	Total Long-Term
	Investments
	(Cost $294,277,213)	294,112,359	98.9

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 1.0%
1,000,000 (4)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $1,000,245, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $1,020,000, due 03/27/25-01/01/55)	1,000,000	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $1,000,245, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.000%, Market Value plus accrued interest $1,020,000, due 06/01/30-12/01/54)	$1,000,000	0.3
874,781 (4)	RBC Dominion Securities, Inc., Repurchase Agreement dated 12/31/2024, 4.510%, due 01/02/2025 (Repurchase Amount $874,997, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $892,277, due 01/09/25-12/20/54)	874,781	0.3
	Total Repurchase
	Agreements
	(Cost $2,874,781)	2,874,781	1.0

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
270,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $270,000)	$270,000	0.1

	Total Short-Term Investments
	(Cost $3,144,781)	3,144,781	1.1
	Total Investments in Securities
	(Cost $297,421,994)	$297,257,140	100.0
	Assets in Excess of Other Liabilities	38,483	0.0
	Net Assets	$297,295,623	100.0

101

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualifiied institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2024.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR12M	12-month CME Term Secured Overnight Financing Rate

102

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$114,618,760	$—	$114,618,760
Asset-Backed Securities	—	53,799,249	—	53,799,249
U.S. Treasury Obligations	—	52,219,266	—	52,219,266
Commercial Mortgage-Backed Securities	—	38,216,895	—	38,216,895
Collateralized Mortgage Obligations	—	35,250,042	—	35,250,042
U.S. Government Agency Obligations	—	8,147	—	8,147
Short-Term Investments	270,000	2,874,781	—	3,144,781
Total Investments, at fair value	$270,000	$296,987,140	$—	$297,257,140
Other Financial Instruments+
Futures	237,222	—	—	237,222
Total Assets	$507,222	$296,987,140	$—	$297,494,362
Liabilities Table
Other Financial Instruments+
Futures	$(2,581)	$—	$—	$(2,581)
Total Liabilities	$(2,581)	$—	$—	$(2,581)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	684	03/31/25	$140,636,813	$63,848
			$140,636,813	$63,848
Short Contracts:
U.S. Treasury 5-Year Note	(350)	03/31/25	(37,206,641)	141,517
U.S. Treasury 10-Year Note	(24)	03/20/25	(2,610,000)	(2,581)
U.S. Treasury Long Bond	(6)	03/20/25	(683,063)	14,612
U.S. Treasury Ultra 10-Year Note	(8)	03/20/25	(890,500)	10,484
U.S. Treasury Ultra Long Bond	(2)	03/20/25	(237,812)	6,761
			$(41,628,016)	$170,793

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$237,222
Total Asset Derivatives		$237,222

103

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$2,581
Total Liability Derivatives		$2,581

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Written
Derivatives not accounted for as hedging instruments	Futures	options	Total
Interest rate contracts	$(93,202)	$22,461	$(70,740)
Total	$(93,202)	$22,461	$(70,740)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(827,898)
Total	$(827,898)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $297,737,208.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,519,602
Gross Unrealized Depreciation	(1,765,029)
Net Unrealized Depreciation	$(245,427)

104

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Communication Services: 9.2%
474,702	Alphabet, Inc. - Class A	$89,861,089	2.2
386,655	Alphabet, Inc. - Class C	73,634,578	1.8
583,158	AT&T, Inc.	13,278,508	0.3
7,856 (1)	Charter Communications, Inc. - Class A	2,692,801	0.1
310,112	Comcast Corp. - Class A	11,638,503	0.3
19,390	Electronic Arts, Inc.	2,836,757	0.1
17,967	Fox Corp. - Class A	872,837	0.0
10,730	Fox Corp. - Class B	490,790	0.0
30,264	Interpublic Group of Cos., Inc.	847,997	0.0
12,738 (1)	Live Nation Entertainment, Inc.	1,649,571	0.0
20,399 (1)	Match Group, Inc.	667,251	0.0
177,110	Meta Platforms, Inc. - Class A	103,699,676	2.5
34,728 (1)	Netflix, Inc.	30,953,761	0.8
30,769	News Corp. - Class A	847,378	0.0
9,130	News Corp. - Class B	277,826	0.0
15,912	Omnicom Group, Inc.	1,369,069	0.0
48,368 (2)	Paramount Global - Class B	505,929	0.0
13,258 (1)	Take-Two Interactive Software, Inc.	2,440,533	0.1
39,598	T-Mobile US, Inc.	8,740,467	0.2
342,002	Verizon Communications, Inc.	13,676,660	0.3
147,126	Walt Disney Co.	16,382,480	0.4
181,467 (1)	Warner Bros Discovery, Inc.	1,918,106	0.1
		379,282,567	9.2
	Consumer Discretionary: 11.3%
35,168 (1)	Airbnb, Inc. - Class A	4,621,427	0.1
760,301 (1)	Amazon.com, Inc.	166,802,436	4.1
19,095 (1)	Aptiv PLC	1,154,866	0.0
1,373 (1)	AutoZone, Inc.	4,396,346	0.1
15,875	Best Buy Co., Inc.	1,362,075	0.0
2,689	Booking Holdings, Inc.	13,360,081	0.3
17,768	BorgWarner, Inc.	564,845	0.0
17,262 (1)	Caesars Entertainment, Inc.	576,896	0.0
12,586 (1)	CarMax, Inc.	1,029,031	0.0
84,391 (1)	Carnival Corp.	2,103,024	0.1
110,701 (1)	Chipotle Mexican Grill, Inc.	6,675,270	0.2
23,692	D.R. Horton, Inc.	3,312,615	0.1
9,546	Darden Restaurants, Inc.	1,782,143	0.1
12,343 (1)	Deckers Outdoor Corp.	2,506,740	0.1
17,884	Dollar General Corp.	1,355,965	0.0
16,433 (1)	Dollar Tree, Inc.	1,231,489	0.0
2,805	Domino's Pizza, Inc.	1,177,427	0.0
38,915	eBay, Inc.	2,410,784	0.1
9,979 (1)	Expedia Group, Inc.	1,859,387	0.1
317,546	Ford Motor Co.	3,143,705	0.1
12,506	Garmin Ltd.	2,579,488	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
89,334	General Motors Co.	$4,758,822	0.1
11,331	Genuine Parts Co.	1,323,008	0.0
10,658	Hasbro, Inc.	595,889	0.0
19,805	Hilton Worldwide Holdings, Inc.	4,895,004	0.1
80,648	Home Depot, Inc.	31,371,265	0.8
28,274	Las Vegas Sands Corp.	1,452,153	0.0
19,401	Lennar Corp. - Class A	2,645,714	0.1
21,120	LKQ Corp.	776,160	0.0
46,089	Lowe's Cos., Inc.	11,374,765	0.3
9,177 (1)	Lululemon Athletica, Inc.	3,509,377	0.1
18,739	Marriott International, Inc. - Class A	5,227,057	0.1
58,220	McDonald's Corp.	16,877,396	0.4
18,384 (1)	MGM Resorts International	637,006	0.0
4,261 (1)	Mohawk Industries, Inc.	507,613	0.0
96,728	NIKE, Inc. - Class B	7,319,408	0.2
35,760 (1)	Norwegian Cruise Line Holdings Ltd.	920,105	0.0
249 (1)	NVR, Inc.	2,036,546	0.1
4,690 (1)	O'Reilly Automotive, Inc.	5,561,402	0.1
3,092	Pool Corp.	1,054,186	0.0
16,661	PulteGroup, Inc.	1,814,383	0.1
3,258	Ralph Lauren Corp.	752,533	0.0
26,953	Ross Stores, Inc.	4,077,180	0.1
20,097	Royal Caribbean Cruises Ltd.	4,636,177	0.1
92,089	Starbucks Corp.	8,403,121	0.2
18,724	Tapestry, Inc.	1,223,239	0.0
37,427	Target Corp.	5,059,382	0.1
226,891 (1)	Tesla, Inc.	91,627,661	2.2
91,632	TJX Cos., Inc.	11,070,062	0.3
43,865	Tractor Supply Co.	2,327,477	0.1
3,828 (1)	Ulta Beauty, Inc.	1,664,912	0.0
7,516	Wynn Resorts Ltd.	647,578	0.0
22,673	Yum! Brands, Inc.	3,041,810	0.1
		463,194,431	11.3
	Consumer Staples: 5.3%
137,692	Altria Group, Inc.	7,199,915	0.2
38,887 (1)	Archer-Daniels- Midland Co.	1,964,571	0.0
14,910	Brown-Forman Corp. - Class B	566,282	0.0
11,344	Bunge Global SA	882,109	0.0
16,026	Campbell Soup Co.	671,169	0.0
19,911	Church & Dwight Co., Inc.	2,084,881	0.1
10,074	Clorox Co.	1,636,118	0.0
314,980	Coca-Cola Co.	19,610,655	0.5
66,376	Colgate-Palmolive Co.	6,034,242	0.1
38,961	Conagra Brands, Inc.	1,081,168	0.0
12,684	Constellation Brands, Inc. - Class A	2,803,164	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
35,997	Costco Wholesale Corp.	$32,982,971	0.8
18,952	Estee Lauder Cos., Inc. - Class A	1,421,021	0.0
45,103	General Mills, Inc.	2,876,218	0.1
12,010	Hershey Co.	2,033,893	0.1
23,635	Hormel Foods Corp.	741,430	0.0
8,656	JM Smucker Co.	953,199	0.0
21,819	Kellogg Co.	1,766,684	0.0
155,761	Kenvue, Inc.	3,325,497	0.1
91,566	Keurig Dr Pepper, Inc.	2,941,100	0.1
27,093	Kimberly-Clark Corp.	3,550,267	0.1
71,784	Kraft Heinz Co.	2,204,487	0.1
54,007	Kroger Co.	3,302,528	0.1
11,685	Lamb Weston Holdings, Inc.	780,909	0.0
20,496	McCormick & Co., Inc.	1,562,615	0.0
14,289	Molson Coors Beverage Co. - Class B	819,045	0.0
108,641	Mondelez International, Inc. - Class A	6,489,127	0.2
56,887 (1)	Monster Beverage Corp.	2,989,981	0.1
111,464	PepsiCo, Inc.	16,949,216	0.4
126,319	Philip Morris International, Inc.	15,202,492	0.4
191,331	Procter & Gamble Co.	32,076,642	0.8
39,909	Sysco Corp.	3,051,442	0.1
23,246	Tyson Foods, Inc. - Class A	1,335,250	0.0
58,275	Walgreens Boots Alliance, Inc.	543,706	0.0
352,648	Walmart, Inc.	31,861,747	0.8
		216,295,741	5.3
	Energy: 3.1%
30,084	APA Corp.	694,640	0.0
80,392	Baker Hughes Co.	3,297,680	0.1
135,781	Chevron Corp.	19,666,520	0.5
105,092	ConocoPhillips	10,421,974	0.3
59,845	Coterra Energy, Inc.	1,528,441	0.0
53,368	Devon Energy Corp.	1,746,735	0.0
15,182	Diamondback Energy, Inc.	2,487,267	0.1
45,695	EOG Resources, Inc.	5,601,293	0.1
48,313	EQT Corp.	2,227,712	0.1
357,070	Exxon Mobil Corp.	38,410,020	0.9
71,372	Halliburton Co.	1,940,605	0.0
22,478	Hess Corp.	2,989,799	0.1
157,043	Kinder Morgan, Inc.	4,302,978	0.1
26,111	Marathon Petroleum Corp.	3,642,484	0.1
54,762	Occidental Petroleum Corp.	2,705,790	0.1
47,503	ONEOK, Inc.	4,769,301	0.1
33,552	Phillips 66	3,822,579	0.1
114,728	Schlumberger NV	4,398,672	0.1
17,716	Targa Resources Corp.	3,162,306	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
1,533	Texas Pacific Land Corp.	$1,695,437	0.0
25,720	Valero Energy Corp.	3,153,015	0.1
99,136	Williams Cos., Inc.	5,365,240	0.1
		128,030,488	3.1
	Financials: 11.3%
40,619	Aflac, Inc.	4,201,629	0.1
21,475	Allstate Corp.	4,140,165	0.1
45,213	American Express Co.	13,418,766	0.3
50,677	American International Group, Inc.	3,689,286	0.1
7,882	Ameriprise Financial, Inc.	4,196,613	0.1
17,570	Aon PLC - Class A	6,310,441	0.2
36,315	Apollo Global Management, Inc.	5,997,785	0.1
30,461	Arch Capital Group Ltd.	2,813,073	0.1
20,291	Arthur J Gallagher & Co.	5,759,600	0.1
4,167	Assurant, Inc.	888,488	0.0
542,330	Bank of America Corp.	23,835,404	0.6
59,070	Bank of New York Mellon Corp.	4,538,348	0.1
148,914 (1)	Berkshire Hathaway, Inc. - Class B	67,499,738	1.6
11,828	Blackrock, Inc.	12,125,001	0.3
58,564	Blackstone, Inc.	10,097,605	0.2
19,256	Brown & Brown, Inc.	1,964,497	0.1
30,994	Capital One Financial Corp.	5,526,850	0.1
8,510	Cboe Global Markets, Inc.	1,662,854	0.0
121,499	Charles Schwab Corp.	8,992,141	0.2
30,456	Chubb Ltd.	8,414,993	0.2
12,707	Cincinnati Financial Corp.	1,825,996	0.0
153,652	Citigroup, Inc.	10,815,564	0.3
35,804	Citizens Financial Group, Inc.	1,566,783	0.0
29,287	CME Group, Inc.	6,801,320	0.2
5,647 (1)	Corpay, Inc.	1,911,058	0.0
20,420	Discover Financial Services	3,537,357	0.1
2,029	Erie Indemnity Co. - Class A	836,415	0.0
3,492	Everest Re Group Ltd.	1,265,710	0.0
3,094	FactSet Research Systems, Inc.	1,485,986	0.0
43,737	Fidelity National Information Services, Inc.	3,532,638	0.1
54,477	Fifth Third Bancorp	2,303,288	0.1
46,221 (1)	Fiserv, Inc.	9,494,718	0.2
25,096	Franklin Resources, Inc.	509,198	0.0
20,693	Global Payments, Inc.	2,318,858	0.1
6,820	Globe Life, Inc.	760,566	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
25,503	Goldman Sachs Group, Inc.	$14,603,528	0.4
23,552	Hartford Financial Services Group, Inc.	2,576,589	0.1
118,127	Huntington Bancshares, Inc.	1,921,926	0.1
46,648	Intercontinental Exchange, Inc.	6,951,018	0.2
36,599	Invesco Ltd.	639,751	0.0
228,726	JPMorgan Chase & Co.	54,827,909	1.3
80,532	KeyCorp	1,380,318	0.0
54,851	KKR & Co., Inc.	8,113,011	0.2
14,685	Loews Corp.	1,243,673	0.0
13,480	M&T Bank Corp.	2,534,375	0.1
3,070	MarketAxess Holdings, Inc.	693,943	0.0
39,900	Marsh & McLennan Cos., Inc.	8,475,159	0.2
47,254	MetLife, Inc.	3,869,158	0.1
12,660	Moody's Corp.	5,992,864	0.1
100,782	Morgan Stanley	12,670,313	0.3
6,367	MSCI, Inc.	3,820,264	0.1
33,656	Nasdaq, Inc.	2,601,945	0.1
16,104	Northern Trust Corp.	1,650,660	0.0
32,236	PNC Financial Services Group, Inc.	6,216,713	0.2
17,096	Principal Financial Group, Inc.	1,323,401	0.0
47,593	Progressive Corp.	11,403,759	0.3
28,922	Prudential Financial, Inc.	3,428,125	0.1
14,865	Raymond James Financial, Inc.	2,308,980	0.1
73,839	Regions Financial Corp.	1,736,693	0.0
25,795	S&P Global, Inc.	12,846,684	0.3
23,816	State Street Corp.	2,337,540	0.1
31,631	Synchrony Financial	2,056,015	0.1
18,104	T. Rowe Price Group, Inc.	2,047,381	0.1
18,444	Travelers Cos., Inc.	4,442,975	0.1
107,852	Truist Financial Corp.	4,678,620	0.1
126,742	US Bancorp	6,062,070	0.2
24,451	W.R. Berkley Corp.	1,430,873	0.0
270,498	Wells Fargo & Co.	18,999,780	0.5
8,183	Willis Towers Watson PLC	2,563,243	0.1
		463,487,988	11.3
	Health Care: 10.0%
140,912	Abbott Laboratories	15,938,556	0.4
143,568	AbbVie, Inc.	25,512,034	0.6
23,343	Agilent Technologies, Inc.	3,135,899	0.1
5,711 (1)	Align Technology, Inc.	1,190,801	0.0
14,188	AmerisourceBergen Corp.	3,187,760	0.1
43,671	Amgen, Inc.	11,382,409	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
41,493	Baxter International, Inc.	$1,209,936	0.0
23,508	Becton Dickinson and Co.	5,333,260	0.1
11,847 (1)	Biogen, Inc.	1,811,643	0.1
12,816	Bio-Techne Corp.	923,136	0.0
119,769 (1)	Boston Scientific Corp.	10,697,767	0.3
164,889	Bristol-Myers Squibb Co.	9,326,122	0.2
19,662	Cardinal Health, Inc.	2,325,425	0.1
41,017 (1)	Centene Corp.	2,484,810	0.1
4,154 (1)	Charles River Laboratories International, Inc.	766,828	0.0
22,598	Cigna Group	6,240,212	0.2
16,194 (1)	Cooper Cos., Inc.	1,488,714	0.0
102,312	CVS Health Corp.	4,592,786	0.1
52,225	Danaher Corp.	11,988,249	0.3
3,664 (1)	DaVita, Inc.	547,951	0.0
31,733 (1)	Dexcom, Inc.	2,467,875	0.1
47,917 (1)	Edwards Lifesciences Corp.	3,547,296	0.1
18,859	Elevance Health, Inc.	6,957,085	0.2
64,014	Eli Lilly & Co.	49,418,808	1.2
37,158	GE HealthCare Technologies, Inc.	2,905,012	0.1
101,256	Gilead Sciences, Inc.	9,353,017	0.2
14,817	HCA Healthcare, Inc.	4,447,323	0.1
10,129 (1)	Henry Schein, Inc.	700,927	0.0
18,891 (1)	Hologic, Inc.	1,361,852	0.0
9,792	Humana, Inc.	2,484,328	0.1
6,653 (1)	IDEXX Laboratories, Inc.	2,750,616	0.1
13,001 (1)	Incyte Corp.	897,979	0.0
5,702 (1)	Insulet Corp.	1,488,621	0.0
28,937 (1)	Intuitive Surgical, Inc.	15,103,957	0.4
14,008 (1)	IQVIA Holdings, Inc.	2,752,712	0.1
195,602	Johnson & Johnson	28,287,961	0.7
6,795	Labcorp Holdings, Inc.	1,558,229	0.0
10,313	McKesson Corp.	5,877,482	0.1
104,191	Medtronic PLC	8,322,777	0.2
205,515	Merck & Co., Inc.	20,444,632	0.5
1,714 (1)	Mettler-Toledo International, Inc.	2,097,388	0.1
27,511 (1)	Moderna, Inc.	1,143,907	0.0
4,647 (1)	Molina Healthcare, Inc.	1,352,509	0.0
460,403	Pfizer, Inc.	12,214,492	0.3
9,053	Quest Diagnostics, Inc.	1,365,736	0.0
8,553 (1)	Regeneron Pharmaceuticals, Inc.	6,092,559	0.2
11,950	ResMed, Inc.	2,732,846	0.1
9,887	Revvity, Inc.	1,103,488	0.0
11,237 (1)	Solventum Corp.	742,316	0.0
8,021	STERIS PLC	1,648,797	0.0
27,885	Stryker Corp.	10,039,994	0.3
3,773	Teleflex, Inc.	671,519	0.0
31,068	Thermo Fisher Scientific, Inc.	16,162,506	0.4

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
74,767	UnitedHealth Group, Inc.	$37,821,635	0.9
4,770	Universal Health Services, Inc. - Class B	855,833	0.0
20,922 (1)	Vertex Pharmaceuticals, Inc.	8,425,289	0.2
97,069	Viatris, Inc.	1,208,509	0.0
4,828 (1)	Waters Corp.	1,791,091	0.0
5,900	West Pharmaceutical Services, Inc.	1,932,604	0.1
16,173	Zimmer Biomet Holdings, Inc.	1,708,354	0.0
36,654	Zoetis, Inc.	5,972,036	0.2
		408,296,195	10.0
	Industrials: 7.9%
44,242	3M Co.	5,711,200	0.1
9,756	A.O. Smith Corp.	665,457	0.0
7,086	Allegion PLC	925,998	0.0
18,792	AMETEK, Inc.	3,387,446	0.1
33,103	Automatic Data Processing, Inc.	9,690,241	0.2
5,839 (1)	Axon Enterprise, Inc.	3,470,234	0.1
60,735 (1)	Boeing Co.	10,750,095	0.3
9,350 (1)	Builders FirstSource, Inc.	1,336,395	0.0
67,791	Carrier Global Corp.	4,627,414	0.1
39,224	Caterpillar, Inc.	14,228,898	0.4
12,858 (1)(2)	Ceridian HCM Holding, Inc.	934,005	0.0
9,539	CH Robinson Worldwide, Inc.	985,569	0.0
27,865	Cintas Corp.	5,090,935	0.1
71,220 (1)	Copart, Inc.	4,087,316	0.1
33,331 (1)	CoStar Group, Inc.	2,386,166	0.1
156,670	CSX Corp.	5,055,741	0.1
11,146	Cummins, Inc.	3,885,496	0.1
20,672	Deere & Co.	8,758,726	0.2
52,153	Delta Air Lines, Inc.	3,155,257	0.1
11,180	Dover Corp.	2,097,368	0.1
32,107	Eaton Corp. PLC	10,655,350	0.3
46,325	Emerson Electric Co.	5,741,057	0.1
10,063	Equifax, Inc.	2,564,556	0.1
	Expeditors International of Washington, Inc.	1,259,676	0.0
46,573	Fastenal Co.	3,349,064	0.1
18,262	FedEx Corp.	5,137,648	0.1
28,187	Fortive Corp.	2,114,025	0.1
22,350	GE Vernova, Inc.	7,351,586	0.2
4,834 (1)	Generac Holdings, Inc.	749,512	0.0
20,973	General Dynamics Corp.	5,526,176	0.1
87,929	General Electric Co.	14,665,678	0.4
52,828	Honeywell International, Inc.	11,933,317	0.3
33,006	Howmet Aerospace, Inc.	3,609,866	0.1
4,366	Hubbell, Inc.	1,828,874	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,189	Huntington Ingalls Industries, Inc.	$602,625	0.0
6,157	IDEX Corp.	1,288,599	0.0
21,832	Illinois Tool Works, Inc.	5,535,722	0.1
32,742	Ingersoll Rand, Inc.	2,961,841	0.1
10,094	Jacobs Solutions, Inc.	1,348,760	0.0
6,471	JB Hunt Transport Services, Inc.	1,104,341	0.0
54,330	Johnson Controls International PLC	4,288,267	0.1
15,429	L3Harris Technologies, Inc.	3,244,410	0.1
10,840	Leidos Holdings, Inc.	1,561,610	0.0
2,605	Lennox International, Inc.	1,587,227	0.0
17,139	Lockheed Martin Corp.	8,328,526	0.2
17,528	Masco Corp.	1,272,007	0.0
4,425	Nordson Corp.	925,887	0.0
18,388	Norfolk Southern Corp.	4,315,664	0.1
11,126	Northrop Grumman Corp.	5,221,321	0.1
15,264	Old Dominion Freight Line, Inc.	2,692,570	0.1
32,453	Otis Worldwide Corp.	3,005,472	0.1
42,635	PACCAR, Inc.	4,434,893	0.1
10,454	Parker-Hannifin Corp.	6,649,058	0.2
13,460	Pentair PLC	1,354,614	0.0
11,982	Quanta Services, Inc.	3,786,911	0.1
108,189	Raytheon Technologies Corp.	12,519,631	0.3
16,537	Republic Services, Inc.	3,326,914	0.1
9,172	Rockwell Automation, Inc.	2,621,266	0.1
22,846	Rollins, Inc.	1,058,912	0.0
4,266	Snap-on, Inc.	1,448,222	0.0
48,730	Southwest Airlines Co.	1,638,303	0.0
12,522	Stanley Black & Decker, Inc.	1,005,391	0.0
15,072	Textron, Inc.	1,152,857	0.0
18,282	Trane Technologies PLC	6,752,457	0.2
4,564	TransDigm Group, Inc.	5,783,866	0.1
170,870 (1)	Uber Technologies, Inc.	10,306,878	0.3
49,254	Union Pacific Corp.	11,231,882	0.3
26,744 (1)	United Airlines Holdings, Inc.	2,596,842	0.1
59,419	United Parcel Service, Inc. - Class B	7,492,736	0.2
5,331	United Rentals, Inc.	3,755,370	0.1
20,097	Veralto Corp.	2,046,879	0.1
11,472	Verisk Analytics, Inc.	3,159,733	0.1
29,702	Waste Management, Inc.	5,993,567	0.1
13,965	Westinghouse Air Brake Technologies Corp.	2,647,624	0.1
3,600	WW Grainger, Inc.	3,794,580	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
19,755	Xylem, Inc.	$2,291,975	0.1
		325,852,552	7.9
	Information Technology: 34.4%
50,765	Accenture PLC - Class A	17,858,619	0.4
35,763 (1)	Adobe, Inc.	15,903,091	0.4
131,632 (1)	Advanced Micro Devices, Inc.	15,899,829	0.4
12,205 (1)	Akamai Technologies, Inc.	1,167,408	0.0
97,945	Amphenol Corp. - Class A	6,802,280	0.2
40,357	Analog Devices, Inc.	8,574,248	0.2
7,107 (1)	ANSYS, Inc.	2,397,404	0.1
1,228,054	Apple, Inc.	307,529,283	7.5
66,977	Applied Materials, Inc.	10,892,470	0.3
83,805 (1)	Arista Networks, Inc.	9,262,967	0.2
17,467 (1)	Autodesk, Inc.	5,162,721	0.1
379,451	Broadcom, Inc.	87,971,920	2.1
9,492	Broadridge Financial Solutions, Inc.	2,146,046	0.1
22,270 (1)	Cadence Design Systems, Inc.	6,691,244	0.2
10,848	CDW Corp.	1,887,986	0.0
323,836	Cisco Systems, Inc.	19,171,091	0.5
40,312	Cognizant Technology Solutions Corp. - Class A	3,099,993	0.1
62,635	Corning, Inc.	2,976,415	0.1
18,907 (1)	Crowdstrike Holdings, Inc. - Class A	6,469,219	0.2
24,955	Dell Technologies, Inc. - Class C	2,875,814	0.1
11,014 (1)	Enphase Energy, Inc.	756,442	0.0
4,631 (1)	EPAM Systems, Inc.	1,082,820	0.0
4,740 (1)	F5, Inc.	1,191,968	0.0
1,978 (1)	Fair Isaac Corp.	3,938,060	0.1
8,706 (1)	First Solar, Inc.	1,534,345	0.0
51,634 (1)	Fortinet, Inc.	4,878,380	0.1
6,267 (1)	Gartner, Inc.	3,036,174	0.1
44,054	Gen Digital, Inc.	1,206,199	0.0
11,406 (1)	GoDaddy, Inc. - Class A	2,251,202	0.1
105,703	Hewlett Packard Enterprise Co.	2,256,759	0.1
78,295	HP, Inc.	2,554,766	0.1
350,401	Intel Corp.	7,025,540	0.2
75,121	International Business Machines Corp.	16,513,849	0.4
22,736	Intuit, Inc.	14,289,576	0.4
9,168	Jabil, Inc.	1,319,275	0.0
5,929	Jack Henry & Associates, Inc.	1,039,354	0.0
26,771	Juniper Networks, Inc.	1,002,574	0.0
14,099 (1)	Keysight Technologies, Inc.	2,264,722	0.1
10,867	KLA Corp.	6,847,514	0.2
104,534	Lam Research Corp.	7,550,491	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
66,594	Mastercard, Inc. - Class A	$35,066,403	0.9
43,634	Microchip Technology, Inc.	2,502,410	0.1
90,078	Micron Technology, Inc.	7,580,965	0.2
604,032	Microsoft Corp.	254,599,488	6.2
3,965	Monolithic Power Systems, Inc.	2,346,091	0.1
13,569	Motorola Solutions, Inc.	6,271,999	0.2
16,637	NetApp, Inc.	1,931,223	0.1
1,992,889	NVIDIA Corp.	267,625,064	6.5
20,648	NXP Semiconductors NV	4,291,687	0.1
34,593 (1)	ON Semiconductor Corp.	2,181,089	0.1
130,575	Oracle Corp.	21,759,018	0.5
166,533 (1)	Palantir Technologies, Inc. - Class A	12,594,891	0.3
53,174 (1)	Palo Alto Networks, Inc.	9,675,541	0.2
26,067	Paychex, Inc.	3,655,115	0.1
3,958	Paycom Software, Inc.	811,271	0.0
81,449 (1)	PayPal Holdings, Inc.	6,951,672	0.2
9,771 (1)	PTC, Inc.	1,796,594	0.0
90,261	Qualcomm, Inc.	13,865,895	0.3
8,719	Roper Technologies, Inc.	4,532,572	0.1
77,668	Salesforce, Inc.	25,966,742	0.6
17,078	Seagate Technology Holdings PLC	1,474,002	0.0
16,736 (1)	ServiceNow, Inc.	17,742,168	0.4
12,990	Skyworks Solutions, Inc.	1,151,953	0.0
40,957 (1)	Super Micro Computer, Inc.	1,248,369	0.0
12,461 (1)	Synopsys, Inc.	6,048,071	0.2
24,305	TE Connectivity PLC	3,474,886	0.1
3,786 (1)	Teledyne Technologies, Inc.	1,757,196	0.0
13,271	Teradyne, Inc.	1,671,084	0.0
74,111	Texas Instruments, Inc.	13,896,554	0.3
19,862 (1)	Trimble, Inc.	1,403,449	0.0
3,471 (1)	Tyler Technologies, Inc.	2,001,517	0.1
6,714 (1)	VeriSign, Inc.	1,389,529	0.0
140,396	Visa, Inc. - Class A	44,370,752	1.1
28,086 (1)	Western Digital Corp.	1,674,768	0.0
17,305 (1)	Workday, Inc. - Class A	4,465,209	0.1
4,195 (1)	Zebra Technologies Corp. - Class A	1,620,193	0.0
		1,408,675,488	34.4
	Materials: 1.9%
18,081	Air Products and Chemicals, Inc.	5,244,213	0.1
9,559 (2)	Albemarle Corp.	822,839	0.0
117,550	Amcor PLC	1,106,146	0.0
6,549	Avery Dennison Corp.	1,225,514	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
24,245	Ball Corp.	$1,336,627	0.0
8,886	Celanese Corp.	615,000	0.0
14,138	CF Industries Holdings, Inc.	1,206,254	0.0
55,838	Corteva, Inc.	3,180,532	0.1
57,006	Dow, Inc.	2,287,651	0.1
33,955	DuPont de Nemours, Inc.	2,589,069	0.1
9,417	Eastman Chemical Co.	859,960	0.0
20,474	Ecolab, Inc.	4,797,468	0.1
10,152	FMC Corp.	493,489	0.0
116,860	Freeport-McMoRan, Inc.	4,450,029	0.1
20,793	International Flavors & Fragrances, Inc.	1,758,048	0.1
28,252	International Paper Co.	1,520,523	0.0
38,684	Linde PLC US	16,195,830	0.4
21,152	LyondellBasell Industries NV - Class A	1,570,959	0.0
4,971	Martin Marietta Materials, Inc.	2,567,521	0.1
25,915	Mosaic Co.	636,991	0.0
92,491	Newmont Corp.	3,442,515	0.1
19,077	Nucor Corp.	2,226,477	0.1
7,252	Packaging Corp. of America	1,632,643	0.0
18,848	PPG Industries, Inc.	2,251,394	0.1
18,824	Sherwin-Williams Co.	6,398,842	0.2
40,128	Smurfit WestRock PLC	2,161,294	0.1
11,503	Steel Dynamics, Inc.	1,312,147	0.0
10,740	Vulcan Materials Co.	2,762,650	0.1
		76,652,625	1.9
	Real Estate: 2.0%
12,662	Alexandria Real Estate Equities, Inc.	1,235,178	0.0
37,988	American Tower Corp.	6,967,379	0.2
11,551	AvalonBay Communities, Inc.	2,540,873	0.1
11,817	Boston Properties, Inc.	878,712	0.0
8,673	Camden Property Trust	1,006,415	0.0
24,438 (1)	CBRE Group, Inc. - Class A	3,208,465	0.1
35,343	Crown Castle, Inc.	3,207,731	0.1
25,332	Digital Realty Trust, Inc.	4,492,124	0.1
7,839	Equinix, Inc.	7,391,315	0.2
27,748	Equity Residential	1,991,196	0.1
5,222	Essex Property Trust, Inc.	1,490,568	0.0
17,236	Extra Space Storage, Inc.	2,578,506	0.1
6,119	Federal Realty Investment Trust	685,022	0.0
56,825	Healthpeak Properties, Inc.	1,151,843	0.0
57,130	Host Hotels & Resorts, Inc.	1,000,918	0.0
46,335	Invitation Homes, Inc.	1,481,330	0.0
23,857	Iron Mountain, Inc.	2,507,609	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
54,826	Kimco Realty Corp.	$1,284,573	0.0
9,506	Mid-America Apartment Communities, Inc.	1,469,342	0.0
75,305	Prologis, Inc.	7,959,738	0.2
12,811	Public Storage	3,836,126	0.1
70,828	Realty Income Corp.	3,782,923	0.1
13,285	Regency Centers Corp.	982,160	0.0
8,741	SBA Communications Corp.	1,781,416	0.0
24,926	Simon Property Group, Inc.	4,292,506	0.1
24,410	UDR, Inc.	1,059,638	0.0
33,602	Ventas, Inc.	1,978,822	0.1
85,167	VICI Properties, Inc.	2,487,728	0.1
48,060	Welltower, Inc.	6,057,002	0.2
59,153	Weyerhaeuser Co.	1,665,157	0.0
		82,452,315	2.0
	Utilities: 2.3%
57,820	AES Corp.	744,143	0.0
20,861	Alliant Energy Corp.	1,233,719	0.0
21,700	Ameren Corp.	1,934,338	0.0
43,277	American Electric Power Co., Inc.	3,991,438	0.1
15,848	American Water Works Co., Inc.	1,972,917	0.1
12,625	Atmos Energy Corp.	1,758,284	0.0
53,005	CenterPoint Energy, Inc.	1,681,849	0.0
24,296	CMS Energy Corp.	1,619,328	0.0
28,127	Consolidated Edison, Inc.	2,509,772	0.1
25,431	Constellation Energy Corp.	5,689,169	0.1
68,231	Dominion Energy, Inc.	3,674,922	0.1
16,837	DTE Energy Co.	2,033,068	0.1
62,787	Duke Energy Corp.	6,764,671	0.2
31,408	Edison International	2,507,615	0.1
34,778	Entergy Corp.	2,636,868	0.1
18,703	Evergy, Inc.	1,151,170	0.0
29,066	Eversource Energy	1,669,260	0.0
81,330	Exelon Corp.	3,061,261	0.1
41,688	FirstEnergy Corp.	1,658,349	0.0
167,096	NextEra Energy, Inc.	11,979,112	0.3
37,922	NiSource, Inc.	1,394,013	0.0
16,457	NRG Energy, Inc.	1,484,750	0.0
177,805	PG&E Corp.	3,588,105	0.1
9,236	Pinnacle West Capital Corp.	782,936	0.0
60,001	PPL Corp.	1,947,632	0.1
40,516	Public Service Enterprise Group, Inc.	3,423,197	0.1
51,494	Sempra Energy	4,517,054	0.1
88,929	Southern Co.	7,320,635	0.2
27,641	Vistra Corp.	3,810,865	0.1
25,707	WEC Energy Group, Inc.	2,417,486	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
46,653	Xcel Energy, Inc.	$3,150,011	0.1
		94,107,937	2.3

	Total Common Stock	4,046,328,327
	(Cost $2,290,186,214)		98.7

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 0.0%
300,916 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $300,990, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $306,934, due 03/27/25-01/01/55)	300,916	0.0
1,000,000 (3)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,000,254, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $1,020,000, due 11/01/51-12/01/54)	1,000,000	0.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,000,260, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,017,328, due 01/15/26-02/15/53)	$1,000,000	0.0
	Total Repurchase Agreements (Cost $2,300,916)	2,300,916	0.0
Shares	RA	Value	Percentage of Net Assets
	Mutual Funds: 1.3%
52,593,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $52,593,000)	$52,593,000	1.3
	Total Short-Term Investments (Cost $54,893,916)	54,893,916	1.3
	Total Investments in Securities (Cost $2,345,080,130)	$4,101,222,243	100.0
	Liabilities in Excess of Other Assets	(284,767)	0.0
	Net Assets	$4,100,937,476	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$4,046,328,327	$—	$—	$4,046,328,327
Short-Term Investments	52,593,000	2,300,916	—	54,893,916
Total Investments, at fair value	$4,098,921,327	$2,300,916	$—	$4,101,222,243
Liabilities Table
Other Financial Instruments+
Futures	$(12,050)	$—	$—	$(12,050)
Total Liabilities	$(12,050)	$—	$—	$(12,050)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P 500 E-Mini	194	03/21/25	$57,576,775	$(12,050)
			$57,576,775	$(12,050)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$12,050
Total Liability Derivatives		$12,050

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$12,818,670
Total	$12,818,670

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,686,500)
Total	$(2,686,500)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,355,400,537.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,853,571,539
Gross Unrealized Depreciation	(107,761,884)
Net Unrealized Appreciation	$1,745,809,655

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.7%
	Diversified REITs: 0.6%
98,649	Empire State Realty Trust, Inc. - Class A	$1,018,058	0.6

	Health Care REITs: 11.0%
101,460 (1)	American Healthcare REIT, Inc.	2,883,493	1.7
211,968	Healthpeak Properties, Inc.	4,296,591	2.6
47,795	Ventas, Inc.	2,814,648	1.7
65,546	Welltower, Inc.	8,260,763	5.0
		18,255,495	11.0

	Hotel & Resort REITs: 3.1%
163,004	DiamondRock Hospitality Co.	1,471,926	0.9
107,272 (1)	Pebblebrook Hotel Trust	1,453,536	0.9
193,142	Sunstone Hotel Investors, Inc.	2,286,801	1.3
		5,212,263	3.1

	Hotels, Resorts & Cruise Lines: 1.0%
6,203	Marriott International, Inc. - Class A	1,730,265	1.0

	Industrial REITs: 9.9%
139,191	Americold Realty Trust, Inc.	2,978,687	1.8
31,473	First Industrial Realty Trust, Inc.	1,577,742	0.9
71,100	Prologis, Inc.	7,515,270	4.5
115,414	Rexford Industrial Realty, Inc.	4,461,905	2.7
		16,533,604	9.9

	Multi-Family Residential REITs: 6.5%
18,985	Camden Property Trust	2,203,019	1.3
67,902	Elme Communities	1,036,864	0.7
203,667	Invitation Homes, Inc.	6,511,234	3.9
61,357	Veris Residential, Inc.	1,020,367	0.6
		10,771,484	6.5

	Office REITs: 3.3%
62,395	COPT Defense Properties	1,931,125	1.2
50,624	Cousins Properties, Inc.	1,551,119	0.9
49,136	Vornado Realty Trust	2,065,678	1.2
		5,547,922	3.3

	Other Specialized REITs: 4.1%
35,157	Four Corners Property Trust, Inc.	954,161	0.6
55,545	Iron Mountain, Inc.	5,838,335	3.5
		6,792,496	4.1

	Residential REITs: 7.5%
56,504	Equity Residential	4,054,727	2.4
67,054	Independence Realty Trust, Inc.	1,330,351	0.8

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Residential REITs: (continued)
34,945	Sun Communities, Inc.	$4,297,187	2.6
64,859	UDR, Inc.	2,815,529	1.7
		12,497,794	7.5

	Retail REITs: 26.6%
41,704	Agree Realty Corp.	2,938,047	1.8
217,069	Brixmor Property Group, Inc.	6,043,201	3.6
31,115	Federal Realty Investment Trust	3,483,324	2.1
73,700 (1)	FrontView REIT, Inc.	1,336,181	0.8
43,854	Getty Realty Corp.	1,321,321	0.8
114,270	Kite Realty Group Trust	2,884,175	1.7
85,550	NetSTREIT Corp.	1,210,533	0.7
225,564	Realty Income Corp.	12,047,373	7.2
47,588	Regency Centers Corp.	3,518,181	2.1
47,063	Simon Property Group, Inc.	8,104,719	4.9
72,371	Urban Edge Properties	1,555,976	0.9
		44,443,031	26.6

	Self-Storage REITs: 4.2%
164,097	CubeSmart	7,031,556	4.2

	Single-Family Residential REITs: 1.4%
34,599	Equity LifeStyle Properties, Inc.	2,304,293	1.4

	Specialized REITs: 19.5%
3,646	American Tower Corp.	668,713	0.4
13,924	Digital Realty Trust, Inc.	2,469,143	1.5
18,877	Equinix, Inc.	17,798,935	10.6
47,700	Extra Space Storage, Inc.	7,135,920	4.3
3,970	SBA Communications Corp.	809,086	0.5
124,801	VICI Properties, Inc.	3,645,437	2.2
		32,527,234	19.5

	Total Common Stock (Cost $160,435,525)	164,665,495	98.7

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.3%
	Repurchase Agreements: 2.8%
1,119,917 (2)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,120,199, collateralized by various U.S. Government Agency Obligations, 2.500%- 7.311%, Market Value plus accrued interest $1,142,315, due 10/01/27-11/01/54)	$1,119,917	0.7
1,119,917 (2)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,120,199, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,142,315, due 10/01/29-02/01/57)	1,119,917	0.7
253,628 (2)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $253,690, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $258,701, due 03/27/25-01/01/55)	253,628	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,119,917 (2)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,120,201, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $1,142,315, due 11/01/51-12/01/54)	$1,119,917	0.7
1,119,917 (2)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,120,208, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,139,323, due 01/15/26-02/15/53)	1,119,917	0.6
	Total Repurchase Agreements (Cost $4,733,296)	4,733,296	2.8

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.5%
802,062 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $802,062)	$802,062	0.5
	Total Short-Term Investments (Cost $5,535,358)	5,535,358	3.3
	Total Investments in Securities (Cost $165,970,883)	$170,200,853	102.0
	Liabilities in Excess of Other Assets	(3,351,085)	(2.0)
	Net Assets	$166,849,768	100.0

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of December 31, 2024.

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$164,665,495	$—	$—	$164,665,495
Short-Term Investments	802,062	4,733,296	—	5,535,358
Total Investments, at fair value	$165,467,557	$4,733,296	$—	$170,200,853

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $168,447,728.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,544,007
Gross Unrealized Depreciation	(10,790,960)
Net Unrealized Appreciation	$1,753,047

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.0%
	Communication Services: 1.5%
6,566 (1)(2)	AST SpaceMobile, Inc.	$138,543	0.0
23,465 (1)	Bandwidth, Inc. - Class A	399,374	0.1
17,975 (1)	Cargurus, Inc.	656,807	0.2
5,433 (1)	Cinemark Holdings, Inc.	168,314	0.1
5,085 (1)	EchoStar Corp. - Class A	116,447	0.0
56,904 (1)	Globalstar, Inc.	117,791	0.0
15,358 (1)	Gogo, Inc.	124,246	0.0
10,199	Gray Television, Inc.	32,127	0.0
3,718 (1)	IMAX Corp.	95,181	0.0
3,023	Iridium Communications, Inc.	87,727	0.0
8,870	John Wiley & Sons, Inc. - Class A	387,708	0.1
66,457 (1)	Liberty Latin America Ltd. - Class C	421,337	0.1
15,112 (1)	Lions Gate Entertainment Corp. - Class A	129,056	0.0
44,878 (1)	Lumen Technologies, Inc.	238,302	0.1
43,144 (1)	Magnite, Inc.	686,852	0.2
26,831 (1)	Ooma, Inc.	377,244	0.1
14,158 (1)	QuinStreet, Inc.	326,625	0.1
4,390	Scholastic Corp.	93,639	0.0
4,177	Shutterstock, Inc.	126,772	0.0
8,576	Spok Holdings, Inc.	137,645	0.0
49,651 (1)	Stagwell, Inc.	326,704	0.1
3,067	Telephone and Data Systems, Inc.	104,615	0.0
14,597 (1)	Thryv Holdings, Inc.	216,036	0.1
30,624 (1)(2)	Vivid Seats, Inc. - Class A	141,789	0.0
21,754 (1)	Yelp, Inc.	841,880	0.2
		6,492,761	1.5

	Consumer Discretionary: 10.3%
5,989 (1)	Abercrombie & Fitch Co. - Class A	895,176	0.2
961	Academy Sports & Outdoors, Inc.	55,286	0.0
34,551 (1)	Accel Entertainment, Inc.	369,005	0.1
27,881	Acushnet Holdings Corp.	1,981,781	0.5
9,718 (1)	Adient PLC	167,441	0.0
6,023 (1)	Adtalem Global Education, Inc.	547,190	0.1
25,809 (1)	American Axle & Manufacturing Holdings, Inc.	150,466	0.0
15,179	American Eagle Outfitters, Inc.	253,034	0.1
9,763	Arko Corp.	64,338	0.0
3,370 (1)	Asbury Automotive Group, Inc.	819,011	0.2
36,375 (1)(2)	BARK, Inc.	66,930	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
716 (1)	Biglari Holdings, Inc. - Class B	$182,072	0.0
3,535 (1)	Boot Barn Holdings, Inc.	536,684	0.1
26,582 (1)	Bright Horizons Family Solutions, Inc.	2,946,615	0.7
4,654 (1)	Brinker International, Inc.	615,678	0.1
36,821	Brunswick Corp.	2,381,582	0.6
8,468	Buckle, Inc.	430,259	0.1
4,625	Caleres, Inc.	107,115	0.0
481 (1)	Cavco Industries, Inc.	214,637	0.1
3,015	Century Communities, Inc.	221,180	0.1
6,740 (1)	Citi Trends, Inc.	176,925	0.0
2,813 (1)	Crocs, Inc.	308,108	0.1
11,927	Dana, Inc.	137,876	0.0
3,220 (1)	Dorman Products, Inc.	417,151	0.1
1,625 (1)	Duolingo, Inc.	526,874	0.1
21,987 (1)	El Pollo Loco Holdings, Inc.	253,730	0.1
21,957 (1)(2)	EVgo, Inc.	88,926	0.0
14,045 (1)	Five Below, Inc.	1,474,163	0.4
26,160 (1)	Funko, Inc. - Class A	350,282	0.1
4,347 (1)	Genesco, Inc.	185,834	0.0
52,085	Gentex Corp.	1,496,402	0.4
9,606 (1)(2)	GigaCloud Technology, Inc. - Class A	177,903	0.0
4,739 (1)	Green Brick Partners, Inc.	267,706	0.1
2,265	Group 1 Automotive, Inc.	954,652	0.2
18,565 (1)	Hilton Grand Vacations, Inc.	723,107	0.2
1,186	Installed Building Products, Inc.	207,846	0.1
6,481	KB Home	425,931	0.1
32,417 (1)	KinderCare Learning Cos., Inc.	577,023	0.1
2,593 (1)(2)	Kura Sushi USA, Inc. - Class A	234,874	0.1
2,993 (1)	Lands' End, Inc.	39,328	0.0
17,643 (1)	Laureate Education, Inc.	322,690	0.1
9,654 (1)	Life Time Group Holdings, Inc.	213,546	0.1
6,870 (1)	Lindblad Expeditions Holdings, Inc.	81,478	0.0
2,267 (1)	M/I Homes, Inc.	301,398	0.1
3,379	Meritage Homes Corp.	519,758	0.1
12,690 (1)	Modine Manufacturing Co.	1,471,152	0.3
25,869	Monarch Casino & Resort, Inc.	2,041,064	0.5
3,666	Monro, Inc.	90,917	0.0
25,492	OneSpaWorld Holdings Ltd.	507,291	0.1
1,511	Patrick Industries, Inc.	125,534	0.0
87,183 (1)(2)	Peloton Interactive, Inc. - Class A	758,492	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
8,902	Perdoceo Education Corp.	$235,636	0.1
20,796 (1)	Petco Health & Wellness Co., Inc.	79,233	0.0
11,162	Phinia, Inc.	537,674	0.1
26,744 (1)	Planet Fitness, Inc. - Class A	2,644,179	0.6
90,322 (1)(2)	Savers Value Village, Inc.	925,800	0.2
2,099 (1)	Shake Shack, Inc. - Class A	272,450	0.1
3,595	Shoe Carnival, Inc.	118,923	0.0
1,310	Signet Jewelers Ltd.	105,730	0.0
2,876 (1)	Skyline Champion Corp.	253,376	0.1
37,904 (1)	Sonos, Inc.	570,076	0.1
9,863	Steven Madden Ltd.	419,375	0.1
5,691 (1)	Stride, Inc.	591,466	0.1
12,292 (1)	Sweetgreen, Inc. - Class A	394,082	0.1
4,862 (1)	Taylor Morrison Home Corp.	297,603	0.1
9,772 (1)	Tri Pointe Homes, Inc.	354,333	0.1
5,967 (1)	Urban Outfitters, Inc.	327,469	0.1
11,458	Vail Resorts, Inc.	2,147,802	0.5
8,927 (1)	Victoria's Secret & Co.	369,756	0.1
39,546 (1)	Warby Parker, Inc. - Class A	957,409	0.2
125,251	Wendy's Co.	2,041,591	0.5
18,563	Wolverine World Wide, Inc.	412,099	0.1
14,288	Wyndham Hotels & Resorts, Inc.	1,440,087	0.3
		43,959,590	10.3

	Consumer Staples: 5.1%
6,080	Andersons, Inc.	246,362	0.1
3,163 (1)	BellRing Brands, Inc.	238,300	0.1
23,023 (1)	BJ's Wholesale Club Holdings, Inc.	2,057,105	0.5
6,194	Cal-Maine Foods, Inc.	637,487	0.2
4,684	Casey's General Stores, Inc.	1,855,941	0.4
12,785 (1)	Chefs' Warehouse, Inc.	630,556	0.1
44,852	Dole PLC	607,296	0.1
3,566 (1)	e.l.f. Beauty, Inc.	447,711	0.1
4,271	Edgewell Personal Care Co.	143,506	0.0
6,249	Fresh Del Monte Produce, Inc.	207,529	0.1
15,221 (1)	Freshpet, Inc.	2,254,382	0.5
28,047 (1)	Honest Co., Inc.	194,366	0.0
6,905 (1)	Oddity Tech Ltd. - Class A	290,148	0.1
44,068 (1)	Performance Food Group Co.	3,725,949	0.9
94,677	Primo Brands Corp. - Class A	2,913,211	0.7
11,682 (1)	Sprouts Farmers Market, Inc.	1,484,432	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
26,619 (1)	SunOpta, Inc.	$204,966	0.1
3,079	Turning Point Brands, Inc.	185,048	0.0
3,216 (1)	United Natural Foods, Inc.	87,829	0.0
145,539 (2)	Utz Brands, Inc.	2,279,141	0.5
14,834 (1)	Vita Coco Co., Inc.	547,523	0.1
18,240 (1)	Vital Farms, Inc.	687,466	0.2
		21,926,254	5.1

	Energy: 4.2%
8,592	Archrock, Inc.	213,855	0.1
37,467	Cactus, Inc. - Class A	2,186,574	0.5
1,941	California Resources Corp.	100,718	0.0
2,140	Chord Energy Corp.	250,209	0.1
6,743 (1)	CNX Resources Corp.	247,266	0.1
868	CONSOL Energy, Inc.	92,598	0.0
5,617	CVR Energy, Inc.	105,263	0.0
4,475	Delek US Holdings, Inc.	82,788	0.0
22,153	DT Midstream, Inc.	2,202,673	0.5
2,437 (1)	Expro Group Holdings NV	30,389	0.0
3,937 (1)	Green Plains, Inc.	37,323	0.0
3,069 (1)	Gulfport Energy Corp.	565,310	0.1
1,639	Helmerich & Payne, Inc.	52,481	0.0
9,998	International Seaways, Inc.	359,328	0.1
53,633	Liberty Energy, Inc.	1,066,760	0.3
13,478	Magnolia Oil & Gas Corp. - Class A	315,116	0.1
11,456	Matador Resources Co.	644,515	0.2
18,150	Murphy Oil Corp.	549,219	0.1
12,527	Noble Corp. PLC	393,348	0.1
18,079 (1)	Oceaneering International, Inc.	471,500	0.1
10,386	Ovintiv, Inc.	420,633	0.1
41,277	Patterson-UTI Energy, Inc.	340,948	0.1
6,504	PBF Energy, Inc. - Class A	172,681	0.0
2,488	Peabody Energy Corp.	52,099	0.0
37,423	Permian Resources Corp.	538,143	0.1
1,215 (1)	REX American Resources Corp.	50,653	0.0
689	Scorpio Tankers, Inc.	34,236	0.0
28,968	Select Water Solutions, Inc.	383,536	0.1
101,539	SM Energy Co.	3,935,652	0.9
29,739	Teekay Corp. Ltd.	206,091	0.0
5,829	Teekay Tankers Ltd. - Class A	231,936	0.1
64,155 (1)	Uranium Energy Corp.	429,197	0.1
9,451 (1)	Valaris Ltd.	418,112	0.1
3,883	Weatherford International PLC	278,139	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
10,636	World Fuel Services Corp.	$292,596	0.1
		17,751,885	4.2

	Financials: 18.2%
13,774	Amalgamated Financial Corp.	461,016	0.1
1,942	Amerant Bancorp, Inc.	43,520	0.0
15,596	Ameris Bancorp	975,842	0.2
4,242	Associated Banc-Corp.	101,384	0.0
2,688	Atlantic Union Bankshares Corp.	101,821	0.0
5,687 (1)	Axos Financial, Inc.	397,237	0.1
30,321	Banc of California, Inc.	468,763	0.1
6,745	Banco Latinoamericano de Comercio Exterior SA - Class E	239,920	0.1
17,632 (1)	Bancorp, Inc.	927,972	0.2
23,913	Bank of NT Butterfield & Son Ltd.	874,020	0.2
68,324	BankUnited, Inc.	2,607,927	0.6
4,328	Banner Corp.	288,981	0.1
16,191	BGC Group, Inc. - Class A	146,690	0.0
1,328 (1)	Bridgewater Bancshares, Inc.	17,941	0.0
6,523	Brightsphere Investment Group, Inc.	171,816	0.0
10,060	BrightSpire Capital, Inc.	56,738	0.0
7,173	Brookline Bancorp, Inc.	84,641	0.0
46,774 (1)	BRP Group, Inc. - Class A	1,812,960	0.4
10,454	Business First Bancshares, Inc.	268,668	0.1
9,808	Byline Bancorp, Inc.	284,432	0.1
4,811	Cadence Bank	165,739	0.0
1,268	Capital City Bank Group, Inc.	46,472	0.0
7,762	Capitol Federal Financial, Inc.	45,873	0.0
3,352	Central Pacific Financial Corp.	97,376	0.0
4,125	CNB Financial Corp.	102,547	0.0
16,680	CNO Financial Group, Inc.	620,663	0.2
6,374 (1)	Coastal Financial Corp.	541,216	0.1
31,916	Commerce Bancshares, Inc.	1,988,686	0.5
2,281	Community Bank System, Inc.	140,692	0.0
22,379	ConnectOne Bancorp, Inc.	512,703	0.1
19,861	Cullen/Frost Bankers, Inc.	2,666,339	0.6
8,471 (1)	Customers Bancorp, Inc.	412,368	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,759	Dime Community Bancshares, Inc.	$84,798	0.0
9,040 (1)	Donnelley Financial Solutions, Inc.	567,079	0.1
38,744	Eastern Bankshares, Inc.	668,334	0.2
22,870	Enact Holdings, Inc.	740,531	0.2
12,803 (1)	Enova International, Inc.	1,227,552	0.3
13,143	Enterprise Financial Services Corp.	741,265	0.2
10,507	Equity Bancshares, Inc. - Class A	445,707	0.1
11,135	Essent Group Ltd.	606,189	0.1
9,913	Evercore, Inc. - Class A	2,747,784	0.7
2,558	FB Financial Corp.	131,763	0.0
604	Federal Agricultural Mortgage Corp. - Class C	118,958	0.0
32,472	First BanCorp/Puerto Rico	603,654	0.1
9,352	First Bancshares, Inc.	327,320	0.1
80,818	First Financial Bancorp	2,172,388	0.5
4,130	First Financial Corp.	190,765	0.1
84,520	First Hawaiian, Inc.	2,193,294	0.5
76,208	First Interstate BancSystem, Inc. - Class A	2,474,474	0.6
11,401	First Merchants Corp.	454,786	0.1
3,784	First Mid Bancshares, Inc.	139,327	0.0
2,792	FirstCash Holdings, Inc.	289,251	0.1
17,718 (1)	Genworth Financial, Inc. - Class A	123,849	0.0
1,955	Glacier Bancorp, Inc.	98,180	0.0
5,832 (1)	Hamilton Insurance Group Ltd. - Class B	110,983	0.0
6,314	Hancock Whitney Corp.	345,502	0.1
16,377	Hanmi Financial Corp.	386,825	0.1
2,657	Heartland Financial USA, Inc.	162,887	0.0
34,026	Heritage Commerce Corp.	319,164	0.1
9,469	Hilltop Holdings, Inc.	271,097	0.1
3,085	Home BancShares, Inc.	87,306	0.0
14,195	Hope Bancorp, Inc.	174,457	0.0
3,106	Independent Bank Corp.	199,374	0.1
10,636 (1)	International Money Express, Inc.	221,548	0.1
8,133	Jackson Financial, Inc. - Class A	708,222	0.2
4,705	Kinsale Capital Group, Inc.	2,188,437	0.5
3,686	KKR Real Estate Finance Trust, Inc.	37,229	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
48,779	Ladder Capital Corp.	$545,837	0.1
14,622 (1)	LendingClub Corp.	236,730	0.1
10,100	MarketAxess Holdings, Inc.	2,283,004	0.5
827	Mercantile Bank Corp.	36,793	0.0
5,240	Merchants Bancorp	191,103	0.1
4,402 (1)	Metropolitan Bank Holding Corp.	257,077	0.1
8,245	MFA Financial, Inc.	84,017	0.0
840	Mid Penn Bancorp, Inc.	24,226	0.0
1,322	MidWestOne Financial Group, Inc.	38,497	0.0
18,472	Moelis & Co. - Class A	1,364,711	0.3
4,050	Morningstar, Inc.	1,363,878	0.3
11,951 (1)	Mr Cooper Group, Inc.	1,147,416	0.3
380	MVB Financial Corp.	7,866	0.0
16,731 (1)	NMI Holdings, Inc. - Class A	615,032	0.2
32,302	OceanFirst Financial Corp.	584,666	0.1
13,015	OFG Bancorp	550,795	0.1
42,154	Old National Bancorp	914,953	0.2
25,194	Old Second Bancorp, Inc.	447,949	0.1
8,875 (1)	Open Lending Corp.	52,984	0.0
109,123 (1)(2)	Oscar Health, Inc. - Class A	1,466,613	0.4
2,723 (1)	Palomar Holdings, Inc.	287,522	0.1
15,173	Pathward Financial, Inc.	1,116,429	0.3
2,780	Peapack-Gladstone Financial Corp.	89,099	0.0
3,156	PennyMac Financial Services, Inc.	322,354	0.1
2,898	Pinnacle Financial Partners, Inc.	331,502	0.1
1,735	Piper Sandler Cos.	520,413	0.1
3,964 (1)	PRA Group, Inc.	82,808	0.0
2,067	Preferred Bank/Los Angeles CA	178,547	0.0
2,804	Premier Financial Corp.	71,698	0.0
8,681	QCR Holdings, Inc.	700,036	0.2
18,772	Radian Group, Inc.	595,448	0.1
8,568	Redwood Trust, Inc.	55,949	0.0
6,626 (1)	Remitly Global, Inc.	149,549	0.0
16,769	RLI Corp.	2,764,034	0.7
6,546	Seacoast Banking Corp. of Florida	180,211	0.1
2,084	Selective Insurance Group, Inc.	194,896	0.1
17,385	ServisFirst Bancshares, Inc.	1,473,205	0.4
1,683 (1)	Skyward Specialty Insurance Group, Inc.	85,059	0.0
6,607	South Plains Financial, Inc.	229,593	0.1
1,739	Southern Missouri Bancorp, Inc.	99,766	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,735	Southside Bancshares, Inc.	$150,384	0.0
2,083	SouthState Corp.	207,217	0.1
43,572	StepStone Group, Inc. - Class A	2,521,947	0.6
5,866 (1)	StoneX Group, Inc.	574,692	0.1
1,717 (1)	Texas Capital Bancshares, Inc.	134,269	0.0
4,481	Towne Bank/ Portsmouth VA	152,623	0.0
16,814	TPG RE Finance Trust, Inc.	142,919	0.0
4,676	TriCo Bancshares	204,341	0.1
1,751	Trustmark Corp.	61,933	0.0
3,172	UMB Financial Corp.	357,992	0.1
3,696	United Bankshares, Inc.	138,785	0.0
5,733	United Community Banks, Inc.	185,233	0.1
3,916	Unity Bancorp, Inc.	170,777	0.0
20,253 (1)	Upstart Holdings, Inc.	1,246,977	0.3
11,181	Veritex Holdings, Inc.	303,676	0.1
12,098	Victory Capital Holdings, Inc. - Class A	791,935	0.2
3,369	Virtus Investment Partners, Inc.	743,134	0.2
3,071	Washington Federal, Inc.	99,009	0.0
3,667	WesBanco, Inc.	119,324	0.0
15,362 (1)	WEX, Inc.	2,693,266	0.6
26,152	Wintrust Financial Corp.	3,261,416	0.8
33,596	WSFS Financial Corp.	1,784,955	0.4
		77,822,311	18.2

	Health Care: 11.9%
19,427 (1)	ACADIA Pharmaceuticals, Inc.	356,485	0.1
2,409 (1)	Adaptive Biotechnologies Corp.	14,442	0.0
1,135 (1)	Addus HomeCare Corp.	142,272	0.0
18,813 (1)	Akero Therapeutics, Inc.	523,378	0.1
8,264 (1)	Alkermes PLC	237,673	0.1
32,802 (1)(2)	Allogene Therapeutics, Inc.	69,868	0.0
16,294 (1)	Alphatec Holdings, Inc.	149,579	0.0
59,540 (1)	Amicus Therapeutics, Inc.	560,867	0.1
24,366 (1)	AngioDynamics, Inc.	223,193	0.1
2,114 (1)	ANI Pharmaceuticals, Inc.	116,862	0.0
124,213 (1)	Annexon, Inc.	637,213	0.2
92,326 (1)	Arcutis Biotherapeutics, Inc.	1,286,101	0.3
6,263 (1)	Arrowhead Pharmaceuticals, Inc.	117,744	0.0
17,326 (1)	Arvinas, Inc.	332,139	0.1
15,966 (1)	AtriCure, Inc.	487,921	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
20,315 (1)	Axogen, Inc.	$334,791	0.1
10,708 (1)	Axsome Therapeutics, Inc.	906,004	0.2
25,495 (1)	Azenta, Inc.	1,274,750	0.3
8,931 (1)	Biohaven Ltd.	333,573	0.1
3,333 (1)	Blueprint Medicines Corp.	290,704	0.1
3,496 (1)	Bridgebio Pharma, Inc.	95,930	0.0
170,132 (1)	Caribou Biosciences, Inc.	270,510	0.1
22,832 (1)(2)	Cartesian Therapeutics, Inc.	408,921	0.1
15,026 (1)	Catalyst Pharmaceuticals, Inc.	313,593	0.1
88,307 (1)	Certara, Inc.	940,470	0.2
4,748	Chemed Corp.	2,515,490	0.6
63,052	Concentra Group Holdings Parent, Inc.	1,247,169	0.3
2,847 (1)	CorVel Corp.	316,757	0.1
16,204 (1)	Crinetics Pharmaceuticals, Inc.	828,511	0.2
21,147 (1)	CryoPort, Inc.	164,524	0.0
52,513 (1)	CVRx, Inc.	665,340	0.2
35,149	Encompass Health Corp.	3,246,010	0.8
106,799 (1)	Envista Holdings Corp.	2,060,153	0.5
110,821 (1)	Esperion Therapeutics, Inc.	243,806	0.1
103,820 (1)	Fate Therapeutics, Inc.	171,303	0.0
7,618 (1)	GeneDx Holdings Corp.	585,519	0.1
58,942 (1)	Health Catalyst, Inc.	416,720	0.1
22,149 (1)	HealthEquity, Inc.	2,125,197	0.5
16,784 (1)(2)	Hims & Hers Health, Inc.	405,837	0.1
15,485 (1)	ICU Medical, Inc.	2,402,807	0.6
53,464 (1)(2)	Immunome, Inc.	567,788	0.1
11,393 (1)	Immunovant, Inc.	282,205	0.1
13,392 (1)	Inari Medical, Inc.	683,662	0.2
8,682 (1)	Inmode Ltd.	144,989	0.0
33,284 (1)	Inogen, Inc.	305,214	0.1
10,829 (1)	Insmed, Inc.	747,634	0.2
6,344 (1)	Intellia Therapeutics, Inc.	73,971	0.0
13,935 (1)	iRhythm Technologies, Inc.	1,256,519	0.3
48,989 (1)	iTeos Therapeutics, Inc.	376,236	0.1
9,434 (1)	Janux Therapeutics, Inc.	505,096	0.1
26,010 (1)	Kura Oncology, Inc.	226,547	0.1
40,111 (1)(2)	Kyverna Therapeutics, Inc.	150,015	0.0
6,082 (1)	Lantheus Holdings, Inc.	544,096	0.1
23,635 (1)	MeiraGTx Holdings PLC	143,937	0.0
87,366 (1)	Mersana Therapeutics, Inc.	124,933	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
17,489 (1)	Mirum Pharmaceuticals, Inc.	$723,170	0.2
1,819	National HealthCare Corp.	195,652	0.1
87,706 (1)	Neogen Corp.	1,064,751	0.3
10,053 (1)	NeoGenomics, Inc.	165,673	0.0
21,715 (1)(2)	Neurogene, Inc.	496,405	0.1
193,452 (1)(2)	Nkarta, Inc.	481,695	0.1
11,709 (1)	Olema Pharmaceuticals, Inc.	68,263	0.0
3,829 (1)	Omnicell, Inc.	170,467	0.0
78,489 (1)(2)	OPKO Health, Inc.	115,379	0.0
20,418 (1)	Option Care Health, Inc.	473,698	0.1
105,304 (1)	Ovid therapeutics, Inc.	98,322	0.0
30,970 (1)	Owens & Minor, Inc.	404,778	0.1
55,980 (1)(2)	Paragon 28, Inc.	578,273	0.1
12,686 (1)	PROCEPT BioRobotics Corp.	1,021,477	0.2
24,352 (1)	Protagonist Therapeutics, Inc.	939,987	0.2
6,699 (1)	Prothena Corp. PLC	92,781	0.0
6,095 (1)	PTC Therapeutics, Inc.	275,128	0.1
47,727 (1)	Pulmonx Corp.	324,066	0.1
4,526 (1)	Quanterix Corp.	48,111	0.0
34,898 (1)	QuidelOrtho Corp.	1,554,706	0.4
58,416 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	394,892	0.1
53,485 (1)	Relay Therapeutics, Inc.	220,358	0.1
16,005 (1)	Replimune Group, Inc.	193,821	0.1
21,810 (1)	Revolution Medicines, Inc.	953,969	0.2
64,275 (1)	Sera Prognostics, Inc. - Class A	523,199	0.1
10,333 (1)	SI-BONE, Inc.	144,869	0.0
4,020 (1)	Sight Sciences, Inc.	14,633	0.0
14,550 (1)	SpringWorks Therapeutics, Inc.	525,692	0.1
3,881 (1)	Surgery Partners, Inc.	82,161	0.0
1,731 (1)	Sutro Biopharma, Inc.	3,185	0.0
18,761 (1)	Syndax Pharmaceuticals, Inc.	248,020	0.1
217,005 (1)	Taysha Gene Therapies, Inc.	375,419	0.1
239,778 (1)(2)	Tenaya Therapeutics, Inc.	342,883	0.1
22,655 (1)	Travere Therapeutics, Inc.	394,650	0.1
137,353 (1)	Treace Medical Concepts, Inc.	1,021,906	0.2
1,727 (1)	Twist Bioscience Corp.	80,254	0.0
6,541 (1)	Tyra Biosciences, Inc.	90,920	0.0
62,331 (1)	Ventyx Biosciences, Inc.	136,505	0.0
9,069 (1)	Vericel Corp.	497,979	0.1
20,668 (1)	Viking Therapeutics, Inc.	831,680	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
14,256 (1)	WaVe Life Sciences Ltd.	$176,347	0.1
5,137 (1)	Xencor, Inc.	118,048	0.0
480 (1)(2)	Y-mAbs Therapeutics, Inc.	3,758	0.0
		50,620,898	11.9

	Industrials: 21.1%
11,358	AAON, Inc.	1,336,609	0.3
26,331	ABM Industries, Inc.	1,347,621	0.3
30,161 (1)	API Group Corp.	1,084,891	0.3
2,961	Apogee Enterprises, Inc.	211,445	0.1
14,111	Applied Industrial Technologies, Inc.	3,379,161	0.8
3,311	ArcBest Corp.	308,983	0.1
24,442 (1)	Archer Aviation, Inc. - Class A	238,310	0.1
9,118	Arcosa, Inc.	882,075	0.2
2,298 (1)	ASGN, Inc.	191,515	0.0
7,954	Atkore, Inc.	663,761	0.2
45,229 (1)	AZEK Co., Inc.	2,147,021	0.5
12,911	Barrett Business Services, Inc.	560,854	0.1
6,462 (1)	Beacon Roofing Supply, Inc.	656,410	0.2
21,213 (1)	Blade Air Mobility, Inc.	90,155	0.0
6,618 (1)	Bloom Energy Corp. - Class A	146,986	0.0
7,059 (1)	Blue Bird Corp.	272,689	0.1
1,603 (1)	BlueLinx Holdings, Inc.	163,763	0.0
3,904	Boise Cascade Co.	464,029	0.1
4,756	Brink's Co.	441,214	0.1
28,935 (1)	Casella Waste Systems, Inc. - Class A	3,061,612	0.7
7,542 (1)	CBIZ, Inc.	617,162	0.1
733	Comfort Systems USA, Inc.	310,836	0.1
101,223 (1)	Conduent, Inc.	408,941	0.1
5,949 (1)	Construction Partners, Inc. - Class A	526,249	0.1
62,281 (1)	Core & Main, Inc. - Class A	3,170,726	0.7
13,924 (1)	CoreCivic, Inc.	302,708	0.1
119,667 (1)	Driven Brands Holdings, Inc.	1,931,425	0.5
1,515 (1)	DXP Enterprises, Inc.	125,169	0.0
4,798 (1)	Dycom Industries, Inc.	835,140	0.2
124,343 (1)	First Advantage Corp.	2,328,944	0.6
10,705 (1)	Fluence Energy, Inc.	169,995	0.0
20,408 (1)	Fluor Corp.	1,006,523	0.2
5,830	FTAI Aviation Ltd.	839,753	0.2
14,490 (1)	GEO Group, Inc.	405,430	0.1
2,489 (1)	Gibraltar Industries, Inc.	146,602	0.0
4,659 (1)	GMS, Inc.	395,223	0.1
3,057	Granite Construction, Inc.	268,130	0.1
638	Greenbrier Cos., Inc.	38,912	0.0
18,745	Griffon Corp.	1,335,956	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
199,765 (1)	Hayward Holdings, Inc.	$3,054,407	0.7
2,580	Heidrick & Struggles International, Inc.	114,320	0.0
5,043	Herc Holdings, Inc.	954,791	0.2
230,905 (1)	Hillman Solutions Corp.	2,249,015	0.5
2,299 (1)	Hudson Technologies, Inc.	12,828	0.0
2,587 (1)	Huron Consulting Group, Inc.	321,461	0.1
11,832 (1)	IBEX Holdings Ltd.	254,270	0.1
2,515 (1)	IES Holdings, Inc.	505,414	0.1
1,406 (1)	Innodata, Inc.	55,565	0.0
247,184 (1)	Janus International Group, Inc.	1,816,802	0.4
10,547 (1)	JetBlue Airways Corp.	82,899	0.0
35,101 (1)(2)	Joby Aviation, Inc.	285,371	0.1
1,689	Kadant, Inc.	582,688	0.1
8,111	KBR, Inc.	469,870	0.1
21,363	Knight-Swift Transportation Holdings, Inc.	1,133,094	0.3
6,010	Korn Ferry	405,375	0.1
12,756	Landstar System, Inc.	2,192,246	0.5
23,764 (1)	Legalzoom.com, Inc.	178,468	0.0
9,142	Lincoln Electric Holdings, Inc.	1,713,851	0.4
11,582 (1)(2)	Loar Holdings, Inc.	856,026	0.2
4,595	Matson, Inc.	619,590	0.1
1,750	McGrath RentCorp	195,685	0.1
14,142	MillerKnoll, Inc.	319,468	0.1
2,103	Moog, Inc. - Class A	413,955	0.1
17,889 (1)	MRC Global, Inc.	228,621	0.1
22,845	MSA Safety, Inc.	3,787,016	0.9
21,237	Mueller Industries, Inc.	1,685,368	0.4
30,830	Mueller Water Products, Inc. - Class A	693,675	0.2
7,983 (1)	MYR Group, Inc.	1,187,631	0.3
3,718 (1)	Nextracker, Inc. - Class A	135,819	0.0
2,121 (1)	Northwest Pipe Co.	102,360	0.0
49,239 (1)	NOW, Inc.	640,599	0.2
15,655 (1)	Planet Labs PBC	63,246	0.0
21,294	Primoris Services Corp.	1,626,862	0.4
1,462	Quanex Building Products Corp.	35,439	0.0
22,076 (1)	Radiant Logistics, Inc.	147,909	0.0
9,761 (1)	RBC Bearings, Inc.	2,919,906	0.7
11,180 (1)	Resideo Technologies, Inc.	257,699	0.1
21,092 (1)(2)	Rocket Lab USA, Inc.	537,213	0.1
16,437	Rush Enterprises, Inc. - Class A	900,583	0.2
18,754	Safe Bulkers, Inc.	66,952	0.0
16,300	Simpson Manufacturing Co., Inc.	2,703,029	0.6
7,126 (1)	SkyWest, Inc.	713,526	0.2
7,934 (1)(2)	Standardaero, Inc.	196,446	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,556 (1)	Sterling Infrastructure, Inc.	$935,908	0.2
8,642 (1)	Sun Country Airlines Holdings, Inc.	126,000	0.0
16,432 (1)	Sunrun, Inc.	151,996	0.0
12,855	Terex Corp.	594,158	0.1
19,656	Tetra Tech, Inc.	783,095	0.2
10,926 (1)	Thermon Group Holdings, Inc.	314,341	0.1
26,133 (1)	Titan International, Inc.	177,443	0.0
22,398	Toro Co.	1,794,080	0.4
8,858	TriNet Group, Inc.	804,041	0.2
10,137	UFP Industries, Inc.	1,141,933	0.3
9,728	UniFirst Corp.	1,664,364	0.4
8,781 (1)	Upwork, Inc.	143,569	0.0
14,916 (1)	V2X, Inc.	713,432	0.2
95,219 (1)	Verra Mobility Corp.	2,302,395	0.5
5,187	Watts Water Technologies, Inc. - Class A	1,054,517	0.3
2,894	WESCO International, Inc.	523,698	0.1
136,712 (1)	WillScot Mobile Mini Holdings Corp.	4,573,016	1.1
12,265	Woodward, Inc.	2,041,141	0.5
		90,069,413	21.1

	Information Technology: 12.8%
5,387	A10 Networks, Inc.	99,121	0.0
42,659 (1)	ADTRAN Holdings, Inc.	355,349	0.1
3,377 (1)	Agilysys, Inc.	444,785	0.1
103,351 (1)	Allegro MicroSystems, Inc.	2,259,253	0.5
40,779	American Software, Inc. - Class A	451,831	0.1
18,460 (1)	Asana, Inc. - Class A	374,184	0.1
56,211 (1)	Aurora Innovation, Inc.	354,129	0.1
89,348 (1)	AvePoint, Inc.	1,475,135	0.3
1,251 (1)	Axcelis Technologies, Inc.	87,407	0.0
9,044	Badger Meter, Inc.	1,918,413	0.5
4,822 (2)	Bel Fuse, Inc. - Class A	434,366	0.1
25,431	Benchmark Electronics, Inc.	1,154,567	0.3
6,618 (1)	Blackline, Inc.	402,110	0.1
28,780 (1)	Box, Inc. - Class A	909,448	0.2
7,194 (1)	Braze, Inc. - Class A	301,285	0.1
93,050 (1)	CCC Intelligent Solutions Holdings, Inc.	1,091,477	0.3
34,101 (1)	Cipher Mining, Inc.	158,229	0.0
5,014 (1)	Cirrus Logic, Inc.	499,294	0.1
6,036 (1)(2)	Cleanspark, Inc.	55,592	0.0
59,716 (1)	Clearwater Analytics Holdings, Inc. - Class A	1,643,384	0.4
27,971	Cognex Corp.	1,003,040	0.2
3,270 (1)	CommVault Systems, Inc.	493,476	0.1
45,298 (1)(2)	Core Scientific, Inc.	636,437	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
34,148 (1)	Domo, Inc. - Class B	$241,768	0.1
13,297	EVERTEC, Inc.	459,145	0.1
125,860 (1)(2)	Evolv Technologies Holdings, Inc.	497,147	0.1
12,907 (1)	Extreme Networks, Inc.	216,063	0.1
6,740 (1)	Fannie Mae	1,481,991	0.3
14,588 (1)	FormFactor, Inc.	641,872	0.2
5,782 (1)(2)	Hut 8 Corp.	118,473	0.0
1,614 (1)	Insight Enterprises, Inc.	245,489	0.1
5,087 (2)	InterDigital, Inc.	985,454	0.2
17,071 (1)(2)	IonQ, Inc.	713,056	0.2
26,825 (1)	Knowles Corp.	534,622	0.1
12,737 (1)	LiveRamp Holdings, Inc.	386,823	0.1
22,539 (1)	MACOM Technology Solutions Holdings, Inc.	2,928,041	0.7
40,824 (1)(2)	Marathon Digital Holdings, Inc.	684,618	0.2
31,783 (1)	MaxLinear, Inc.	628,668	0.1
38,051 (1)	nCino, Inc.	1,277,753	0.3
17,444 (1)	Novanta, Inc.	2,664,920	0.6
4,935	NVE Corp.	401,857	0.1
24,260 (1)	ON24, Inc.	156,720	0.0
21,861 (1)	OneSpan, Inc.	405,303	0.1
2,837 (1)	Onestream, Inc.	80,911	0.0
10,391 (1)	PAR Technology Corp.	755,114	0.2
14,425 (1)	Paylocity Holding Corp.	2,877,355	0.7
837	PC Connection, Inc.	57,979	0.0
6,516 (1)	Plexus Corp.	1,019,624	0.2
20,580 (1)	Porch Group, Inc.	101,254	0.0
43,076	Power Integrations, Inc.	2,657,789	0.6
13,388 (1)	Q2 Holdings, Inc.	1,347,502	0.3
14,038 (1)	Qualys, Inc.	1,968,408	0.5
25,968 (1)	Rambus, Inc.	1,372,668	0.3
9,590	Richardson Electronics Ltd./United States	134,548	0.0
72,060 (1)(2)	Rigetti Computing, Inc.	1,099,636	0.3
15,494 (1)	Sanmina Corp.	1,172,431	0.3
4,856 (1)	ScanSource, Inc.	230,417	0.1
5,340 (1)	Semtech Corp.	330,279	0.1
15,454 (1)	SMART Global Holdings, Inc.	296,562	0.1
10,359 (1)	SPS Commerce, Inc.	1,905,952	0.4
2,190 (1)	Turtle Beach Corp.	37,909	0.0
19,876 (1)	Ultra Clean Holdings, Inc.	714,542	0.2
50,417 (1)	Unisys Corp.	319,140	0.1
22,273 (1)	Viant Technology, Inc. - Class A	422,964	0.1
34,081	Vishay Intertechnology, Inc.	577,332	0.1
18,981 (1)	Workiva, Inc.	2,078,420	0.5
59,227 (1)	Xperi, Inc.	608,261	0.1
15,917 (1)	Zeta Global Holdings Corp. - Class A	286,347	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
11,416 (1)	Zuora, Inc. - Class A	$113,247	0.0
		54,838,686	12.8

	Materials: 5.2%
784 (1)	Alpha Metallurgical Resources, Inc.	156,894	0.0
12,137	AptarGroup, Inc.	1,906,723	0.5
2,158	Arch Resources, Inc.	304,753	0.1
2,273 (1)	ATI, Inc.	125,106	0.0
9,554	Avient Corp.	390,376	0.1
70,566 (1)	Axalta Coating Systems Ltd.	2,414,769	0.6
11,952	Balchem Corp.	1,948,116	0.5
6,853	Cabot Corp.	625,747	0.1
2,229	Carpenter Technology Corp.	378,284	0.1
14,586 (1)	Coeur Mining, Inc.	83,432	0.0
25,515	Commercial Metals Co.	1,265,544	0.3
16,538 (1)	Constellium SE	169,845	0.0
10,626	Eagle Materials, Inc.	2,622,072	0.6
4,138 (1)	Ecovyst, Inc.	31,614	0.0
76,429	Element Solutions, Inc.	1,943,589	0.5
1,862	Greif, Inc. - Class A	113,805	0.0
2,391	Hawkins, Inc.	293,304	0.1
4,758	HB Fuller Co.	321,070	0.1
51,099	Hecla Mining Co.	250,896	0.1
3,884	Innospec, Inc.	427,473	0.1
3,830 (1)	Knife River Corp.	389,281	0.1
13,782 (1)	O-I Glass, Inc.	149,397	0.0
2,026	Olympic Steel, Inc.	66,473	0.0
22,070	Orion SA	348,485	0.1
140,470 (1)	Perimeter Solutions, Inc.	1,795,207	0.4
18,276	Quaker Chemical Corp.	2,572,530	0.6
8,645 (1)	Summit Materials, Inc. - Class A	437,437	0.1
5,736	SunCoke Energy, Inc.	61,375	0.0
10,709	Tronox Holdings PLC	107,840	0.0
6,233	Warrior Met Coal, Inc.	338,078	0.1
		22,039,515	5.2

	Real Estate: 5.9%
1,687	Agree Realty Corp.	118,849	0.0
6,345	American Assets Trust, Inc.	166,620	0.0
26,450	American Healthcare REIT, Inc.	751,709	0.2
23,840	Apple Hospitality REIT, Inc.	365,944	0.1
3,362	Armada Hoffler Properties, Inc.	34,393	0.0
12,367	Brandywine Realty Trust	69,255	0.0
13,164	Broadstone Net Lease, Inc.	208,781	0.1
8,766	CareTrust REIT, Inc.	237,120	0.1
9,409	Chatham Lodging Trust	84,211	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
7,686	City Office REIT, Inc.	$42,427	0.0
3,521	Community Healthcare Trust, Inc.	67,638	0.0
35,200	COPT Defense Properties	1,089,440	0.3
41,285	CubeSmart	1,769,062	0.4
6,030	Curbline Properties Corp.	140,017	0.0
300,003 (1)	Cushman & Wakefield PLC	3,924,039	0.9
28,177	DiamondRock Hospitality Co.	254,438	0.1
13,676	EastGroup Properties, Inc.	2,194,861	0.5
25,886	Empire State Realty Trust, Inc. - Class A	267,144	0.1
19,760 (2)	Essential Properties Realty Trust, Inc.	618,093	0.1
2,605	First Industrial Realty Trust, Inc.	130,589	0.0
20,657	Independence Realty Trust, Inc.	409,835	0.1
10,137	InvenTrust Properties Corp.	305,428	0.1
3,081	Kimco Realty Corp.	72,188	0.0
16,336	Kite Realty Group Trust	412,321	0.1
46,699	L.P. Industrial Trust	379,196	0.1
49,028	National Retail Properties, Inc.	2,002,794	0.5
9,805	Newmark Group, Inc. - Class A	125,602	0.0
41,687	Phillips Edison & Co., Inc.	1,561,595	0.4
18,147	Piedmont Office Realty Trust, Inc. - Class A	166,045	0.0
15,496	Plymouth Industrial REIT, Inc.	275,829	0.1
19,341	PotlatchDeltic Corp.	759,134	0.2
28,304 (1)	Real Brokerage, Inc.	130,198	0.0
22,273	Retail Opportunity Investments Corp.	386,659	0.1
37,295	Ryman Hospitality Properties, Inc.	3,891,360	0.9
36,896	Sabra Health Care REIT, Inc.	639,039	0.2
7,899	SL Green Realty Corp.	536,500	0.1
4,210	UMH Properties, Inc.	79,485	0.0
5,091	Veris Residential, Inc.	84,663	0.0
24,002	Xenia Hotels & Resorts, Inc.	356,670	0.1
		25,109,171	5.9

	Utilities: 1.8%
2,301	American States Water Co.	178,834	0.0
1,802	Avista Corp.	66,007	0.0
2,419	Black Hills Corp.	141,560	0.0
3,449	Chesapeake Utilities Corp.	418,536	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
3,803	Clearway Energy, Inc. - Class A	$92,983	0.0
9,886	Clearway Energy, Inc. - Class C	257,036	0.1
10,896	Consolidated Water Co. Ltd.	282,097	0.1
5,497	IDACORP, Inc.	600,712	0.1
6,015	New Jersey Resources Corp.	280,600	0.1
4,592	Northwest Natural Holding Co.	181,660	0.0
13,786	ONE Gas, Inc.	954,681	0.2
8,561	PNM Resources, Inc.	420,944	0.1
74,770	Portland General Electric Co.	3,261,467	0.8
7,364 (1)	Sunnova Energy International, Inc.	25,259	0.0
13,444	Unitil Corp.	728,530	0.2
		7,890,906	1.8
	Total Common Stock (Cost $370,966,833)	418,521,390	98.0

RIGHTS: —%
	Health Care: —%
28,260 (3)(4)	Aduro Biotech - CVR	—	—
	Total Rights (Cost $—)	—	—

	Total Long-Term Investments (Cost $370,966,833)	418,521,390	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
	Repurchase Agreements: 2.8%

2,373,268 (5)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $2,373,866, collateralized by various U.S. Government Agency Obligations, 2.500%- 7.311%, Market Value plus accrued interest $2,420,733, due 10/01/27-11/01/54)	2,373,268	0.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)

3,288,688 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $3,289,517, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $3,354,462, due 10/01/29-02/01/57)	$3,288,688	0.8
139,637 (5)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $139,671, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-
	7.500%, Market Value plus accrued interest $142,430, due 03/27/25-01/01/55)	139,637	0.0
2,919,356 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $2,920,097, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $2,977,743, due 11/01/51-12/01/54)	2,919,356	0.7

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,288,688 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $3,289,542, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $3,345,674, due 01/15/26-02/15/53)	$3,288,688	0.8
	Total Repurchase Agreements (Cost $12,009,637)	12,009,637	2.8

	Time Deposits: 0.5%
300,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 01/02/2025	300,000	0.0
310,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 01/02/2025	310,000	0.1
330,000 (5)	Mizuho Bank Ltd., 4.330%, 01/02/2025	330,000	0.1
310,000 (5)	Royal Bank of Canada, 4.330%, 01/02/2025	310,000	0.1
320,000 (5)	Societe Generale S.A., 4.330%, 01/02/2025	320,000	0.1
320,000 (5)	Toronto-Dominion Bank, 4.350%, 01/02/2025	320,000	0.1
	Total Time Deposits (Cost $1,890,000)	1,890,000	0.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.8%
7,736,422 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $7,736,422)	$7,736,422	1.8

	Total Short-Term Investments (Cost $21,636,059)	21,636,059	5.1
	Total Investments in Securities (Cost $392,602,892)	$440,157,449	103.1
	Liabilities in Excess of Other Assets	(13,260,677)	(3.1)
	Net Assets	$426,896,772	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2024.

VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$418,521,390	$—	$—	$418,521,390
Short-Term Investments	7,736,422	13,899,637	—	21,636,059
Total Investments, at fair value	$426,257,812	$13,899,637	$—	$440,157,449
Liabilities Table
Other Financial Instruments+
Futures	$(243,524)	$—	$—	$(243,524)
Total Liabilities	$(243,524)	$—	$—	$(243,524)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
		$—	$—

At December 31, 2024, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
E-mini Russell 2000 Index	42	03/21/25	$4,724,580	$(243,524)
			$4,724,580	$(243,524)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$243,524
Total Liability Derivatives		$243,524

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$410,131
Total	$410,131

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(411,921)
Total	$(411,921)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $395,996,262.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$76,100,645
Gross Unrealized Depreciation	(32,182,982)
Net Unrealized Appreciation	$43,917,663

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

		Per Share
Portfolio Name	Type	Amount
Voya Balanced Income Portfolio
Class ADV	NII	$0.0876
Class I	NII	$0.1430
Class S	NII	$0.1185
Class S2	NII	$0.1047
Voya High Yield Portfolio
Class ADV	NII	$0.5293
Class I	NII	$0.5816
Class S	NII	$0.5597
Class S2	NII	$0.5474
Voya Large Cap Value Portfolio
Class ADV	NII	$0.0981
Class I	NII	$0.1077
Class R6	NII	$0.1071
Class S	NII	$0.1007
Class S2	NII	$0.0955
All Classes	STCG	$0.0932
All Classes	LTCG	$0.2224
Voya Limited Maturity Bond Portfolio
Class ADV	NII	$0.4005
Class I	NII	$0.4657
Class S	NII	$0.4452

		Per Share
Portfolio Name	Type	Amount
Voya U.S. Stock Index Portfolio
Class ADV	NII	$0.1578
Class I	NII	$0.2524
Class S	NII	$0.2046
Class S2	NII	$0.1826
All Classes	STCG	$0.0151
All Classes	LTCG	$1.5813
VY® CBRE Real Estate Portfolio
Class ADV	NII	$0.6195
Class I	NII	$0.8056
Class S	NII	$0.7134
Class S2	NII	$0.6708
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV	NII	$0.0066
Class I	NII	$0.0836
Class R6	NII	$0.0836
Class S	NII	$0.0449
Class S2	NII	$0.0102

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Balanced Income Portfolio	23.34%
Voya Large Cap Value Portfolio	52.01%
Voya U.S. Stock Index Portfolio	100.00%
VY® JPMorgan Small Cap Core Equity Portfolio	99.91%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Large Cap Value Portfolio	$20,580,065
Voya U.S. Stock Index Portfolio	$343,282,818

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Investors Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Balanced Income Portfolio, Voya High Yield Portfolio, Voya Large Cap Growth Portfolio, Voya Large Cap Value Portfolio, Voya Limited Maturity Bond Portfolio, Voya U.S. Stock Index Portfolio, VY® CBRE Real Estate Portfolio, and VY® JPMorgan Small Cap Core Equity Portfolio, each a series of the Trust (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, CBRE Investment Management List Real Assets LLC, and JPMorgan Investment Management Inc., the respective sub-advisers to each Portfolio (the “Sub-Advisers”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category, except for Voya U.S. Stock Index Portfolio, as discussed below, and primary benchmark, a broad-based securities market index. In addition, the Board considered Voya Limited Maturity

Bond Portfolio’s investment performance compared to an additional performance peer group that is approved by the Board due to the investment structure or strategy of that Portfolio. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

In assessing the investment management and sub-advisory relationships, with respect to the Voya U.S. Stock Index Portfolio, which seeks investment results corresponding to the performance of an index (commonly referred to an as an “index fund”), the Board focused on the reasonableness of the differences between the Portfolio’s net performance and the total return of such index over certain time periods.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Portfolios do not have management fee breakpoints, the Portfolios may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers with respect to sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group and which additional services the Manager pays for on behalf of Voya High Yield Portfolio, Voya Limited Maturity Bond Portfolio, Voya U.S. Stock Index Portfolio, and VY® JPMorgan Small Cap Core Equity Portfolio under the “bundled fee” arrangement in return for a single management fee (“Unified Fee Structure”). The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Advisers that are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Balanced Income Portfolio

In considering whether to approve the renewal of the Contracts for Voya Balanced Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date, one-year and three-year periods, the second quintile for the ten-year period and the fourth quintile for the five-year period; and (2) the Portfolio outperformed its primary benchmark for the all periods presented, with the exception of the five-year and ten-year periods, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the (1) competitiveness of the Portfolio’s performance during certain periods; and (2) the changes to the Portfolio’s portfolio management team in May 2023.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fourth quintile; (b) the Portfolio's contractual management fee rate is ranked in the third quintile; and (c) the Portfolio's net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s management fee rate and net expense ratio.

Voya High Yield Portfolio

In considering whether to approve the renewal of the Contracts for Voya High Yield Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the ten-year period, the third quintile for the five-year period, and the fourth quintile for the year-to-date, one-year and three-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented.

In analyzing this performance data, the Board took into account management’s representations regarding the

(1) competitiveness of the Portfolio’s performance during certain periods; and (2) the changes to the Portfolio’s portfolio management team in May 2023.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the first quintile; and (c) the Portfolio's net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya Large Cap Growth Portfolio

In considering whether to approve the renewal of the Contracts for Voya Large Cap Growth Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date period, the second quintile for the one-year, three-year and ten-year periods, and the third quintile for the five-year period; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the second quintile; (b) the Portfolio's contractual management fee rate is ranked in the third quintile; and (c) the Portfolio's net expense ratio is ranked in the second quintile.

Voya Large Cap Value Portfolio

In considering whether to approve the renewal of the Contracts for Voya Large Cap Value Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the three-year and five-year periods, the second quintile for the year-to-date and ten-year periods, and the third quintile for the one-year

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

period; and (2) the Portfolio outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the second quintile; (b) the Portfolio's contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio's net expense ratio is ranked in the third quintile.

Voya Limited Maturity Bond Portfolio

In considering whether to approve the renewal of the Contracts for Voya Limited Maturity Bond Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the year-to-date period and the fourth quintile for the one-year, three-year, five-year and ten-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In analyzing this performance data, the Board took into account: (1) the impact of sector allocation on the Portfolio’s performance; and (2) management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the first quintile; and (c) the Portfolio's net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya U.S. Stock Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya U.S. Stock Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fourth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding: (1) the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure; and (2) the competitiveness of the Portfolio’s net expense ratio.

VY® CBRE Real Estate Portfolio

In considering whether to approve the renewal of the Contracts for VY® CBRE Real Estate Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the three-year and five-year periods and the second quintile for the year-to-date, one-year and ten-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio's net expense ratio is ranked in the first quintile.

VY® JPMorgan Small Cap Core Equity Portfolio

In considering whether to approve the renewal of the Contracts for VY® JPMorgan Small Cap Core Equity Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date and ten-year periods, the third quintile

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for the one-year period and the fourth quintile for the three-year and five-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the one-year period, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fifth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding: (1) the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure; and (2) its belief in the competitiveness of the Portfolio’s net expense ratio.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2025.

[This Page Intentionally Left Blank]

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VIT2AISS2 (1224)

Annual Financial Statements and Other Information

December 31, 2024

Voya Investors Trust

■          Voya Inflation Protected Bond Plus Portfolio (formerly, VY® BlackRock Inflation Protected Bond Portfolio)

Classes ADV, I and S

Voya Variable Insurance Trust

■         VY® BrandywineGLOBAL – Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Inflation Protected Bond Plus Portfolio (formerly VY® BlackRock Inflation Protected Bond Portfolio) and VY® BrandywineGLOBAL – Bond Portfolio and the Boards of Trustees of Voya Investors Trust and Voya Variable Insurance Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Inflation Protected Bond Plus Portfolio (formerly VY® BlackRock Inflation Protected Bond Portfolio) and VY® BrandywineGLOBAL – Bond Portfolio (collectively referred to as the “Portfolios”) (each a portfolio of Voya Investors Trust and Voya Variable Insurance Trust, respectively (collectively referred to as the “Trusts”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trusts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

1

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya	VY®
	Inflation	Brandywine
	Protected Bond	GLOBAL —
	Plus	Bond
	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value*	$171,254,607	$207,027,486
Investments in affiliates at fair value**	8,823,946	–
Short-term investments at fair value†	19,620,179	4,156,820
Cash	667,562	–
Cash collateral for futures contracts	769,814	1,673,907
Cash pledged for centrally cleared swaps (Note 2)	2,000,000	–
Cash pledged as collateral for OTC derivatives (Note 2)	460,000	–
Receivables:
Fund shares sold	279,085	37,769
Dividends	5,148	14,685
Interest	1,122,664	1,567,357
Variation margin on futures contracts	64,547	–
Variation margin on centrally cleared swaps	23,147	–
Unrealized appreciation on forward foreign currency contracts	30,440	–
Prepaid expenses	1,257	1,358
Reimbursement due from Investment Adviser	43,067	–
Other assets	21,023	8,118
Total assets	205,186,486	214,487,500
LIABILITIES:
Payable for fund shares redeemed	53,336	506,714
Payable to broker	460,000	–
Unrealized depreciation on forward foreign currency contracts	12,033	–
Unrealized depreciation on OTC swap agreements	525,507	–
Payable for investment management fees	93,091	90,792
Payable for distribution and shareholder service fees	37,610	–
Payable to custodian due to foreign currency overdraft§	4	–
Payable to trustees under the deferred compensation plan (Note 6)	21,023	8,118
Payable for trustee fees	531	546
Other accrued expenses and liabilities	76,775	45,622
Total liabilities	1,279,910	651,792
NET ASSETS	$203,906,576	$213,835,708

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$294,913,358	$246,632,823
Total distributable loss	(91,006,782)	(32,797,115)
NET ASSETS	$203,906,576	$213,835,708

* Cost of investments in securities	$178,378,323	$210,360,131
** Cost of investments in affiliates	$8,870,000	$—
† Cost of short-term investments	$19,620,976	$4,156,820
‡ Cost of foreign currencies	$—	$—
§ Cost of foreign currency overdraft	$330	$—

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya	VY®
	Inflation	Brandywine
	Protected Bond	GLOBAL —
	Plus	Bond
	Portfolio	Portfolio
Class ADV
Net assets	$31,884,545	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	3,687,662	n/a
Net asset value and redemption price per share	$8.65	n/a

Class I
Net assets	$73,235,523	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	8,112,467	n/a
Net asset value and redemption price per share	$9.03	n/a

Class S
Net assets	$98,786,508	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	11,031,279	n/a
Net asset value and redemption price per share	$8.96	n/a

Portfolio(1)
Net assets	n/a	$213,835,708
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	23,145,881
Net asset value and redemption price per share	n/a	$9.24

(1)         Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya	VY®
	Inflation	Brandywine
	Protected Bond	GLOBAL —
	Plus	Bond
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends	$78,763	$260,793
Interest, net of foreign taxes withheld*	9,572,662 (1)	10,046,441
Other	1,055	1,084
Total investment income	9,652,480	10,308,318
EXPENSES:
Investment management fees	1,161,767	1,091,349
Distribution and shareholder service fees
Class ADV	215,436	—
Class S	262,907
Transfer agent fees		439
Class ADV	10,814	—
Class I	21,457	—
Class S	31,664	—
Shareholder reporting expense	13,603	4,587
Professional fees	52,819	136,773
Custody and accounting expense	160,478	16,285
Trustee fees	5,308	5,458
Miscellaneous expense	10,810	13,661
Interest expense	3,057	1,441
Total expenses	1,950,120	1,269,993
Waived and reimbursed fees	(142,778)	—
Net expenses	1,807,342	1,269,993
Net investment income	7,845,138	9,038,325
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(11,570,435)	(1,445,403)
Forward foreign currency contracts	355,873	—
Foreign currency related transactions	8,921	—
Futures	(468,777)	1,579,564
Swaps	658,328	—
Written options	288,639	—
Net realized gain (loss)	(10,727,451)	134,161
Net change in unrealized appreciation (depreciation) on:
Investments	4,180,053	(4,253,603)
Affiliates	(46,054)	—
Forward foreign currency contracts	17,123	—
Foreign currency related transactions	(2,048)	—
Futures	3,069,897	(4,208,393)
Swaps	(544,780)	—
Written options	69,298	—
Sales commitments	42,566	—
Net change in unrealized appreciation (depreciation)	6,786,055	(8,461,996)
Net realized and unrealized loss	(3,941,396)	(8,327,835)
Increase in net assets resulting from operations	$3,903,742	$710,490
* Foreign taxes withheld	$7,740	$—

(1) Includes net inflationary and deflationary adjustments. See Note 2 of the Notes to Financial Statements.

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		VY®
	Inflation Protected Bond		BrandywineGLOBAL —
	Plus Portfolio		Bond Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$7,845,138	$8,204,919	$9,038,325	$9,400,149
Net realized gain (loss)	(10,727,451)	(12,757,946)	134,161	(21,227,486)
Net change in unrealized appreciation (depreciation)	6,786,055	14,068,815	(8,461,996)	25,940,584
Increase in net assets resulting from operations	3,903,742	9,515,788	710,490	14,113,247
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	—	—	(9,403,998)	(5,046,842)
Class ADV	(1,206,252)	(1,253,985)	—	—
Class I	(2,708,682)	(2,616,072)	—	—
Class S	(3,758,175)	(4,021,674)	—	—
Total distributions	(7,673,109)	(7,891,731)	(9,403,998)	(5,046,842)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,374,554	21,083,454	63,361,253	52,927,045
Reinvestment of distributions	7,673,109	7,891,731	9,403,998	5,046,842
	38,047,663	28,975,185	72,765,251	57,973,887
Cost of shares redeemed	(49,834,524)	(65,352,589)	(78,707,288)	(104,883,514)
Net decrease in net assets resulting from capital share transactions	(11,786,861)	(36,377,404)	(5,942,037)	(46,909,627)
Net decrease in net assets	(15,556,228)	(34,753,347)	(14,635,545)	(37,843,222)
NET ASSETS:
Beginning of year or period	219,462,804	254,216,151	228,471,253	266,314,475
End of year or period	$203,906,576	$219,462,804	$213,835,708	$228,471,253

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Inflation Protected Bond Plus Portfolio
Class ADV
12-31-24	8.82	0.30	•	(0.17)	0.13	0.30	—	—	0.30	—	8.65	1.46	1.29	1.23	1.23	3.42	31,885	279
12-31-23	8.76	0.27	•	0.06	0.33	0.27	—	—	0.27	—	8.82	3.83	1.27	1.22	1.22	3.09	38,745	297
12-31-22	10.51	0.35	•	(1.73)	(1.38)	0.32	—	0.05	0.37	—	8.76	(13.34)	1.23	1.18	1.18	3.70	43,212	231
12-31-21	10.28	0.22	•	0.24	0.46	0.23	—	—	0.23	—	10.51	4.54	1.22	1.18	1.18	2.14	56,857	156
12-31-20	9.42	0.05		0.95	1.00	0.08	—	0.06	0.14	—	10.28	10.65	1.26	1.22	1.22	0.52	47,352	87
Class I
12-31-24	9.19	0.36	•	(0.17)	0.19	0.35	—	—	0.35	—	9.03	2.09	0.69	0.63	0.63	3.92	73,236	279
12-31-23	9.13	0.34	•	0.05	0.39	0.33	—	—	0.33	—	9.19	4.30	0.67	0.62	0.62	3.70	69,071	297
12-31-22	10.94	0.42	•	(1.79)	(1.37)	0.39	—	0.05	0.44	—	9.13	(12.74)	0.63	0.58	0.58	4.27	77,275	231
12-31-21	10.68	0.30	•	0.25	0.55	0.29	—	—	0.29	—	10.94	5.25	0.62	0.58	0.58	2.75	94,962	156
12-31-20	9.78	0.12		0.97	1.09	0.13	—	0.06	0.19	—	10.68	11.15	0.66	0.62	0.62	1.11	92,767	87
Class S
12-31-24	9.12	0.33	•	(0.16)	0.17	0.33	—	—	0.33	—	8.96	1.86	0.94	0.88	0.88	3.64	98,787	279
12-31-23	9.05	0.31	•	0.06	0.37	0.30	—	—	0.30	—	9.12	4.17	0.92	0.87	0.87	3.43	111,647	297
12-31-22	10.85	0.40	•	(1.79)	(1.39)	0.36	—	0.05	0.41	—	9.05	(13.03)	0.88	0.83	0.83	4.06	133,729	231
12-31-21	10.60	0.26	•	0.26	0.52	0.27	—	—	0.27	—	10.85	4.94	0.87	0.83	0.83	2.48	172,822	156
12-31-20	9.70	0.09		0.97	1.06	0.10	—	0.06	0.16	—	10.60	10.95	0.91	0.87	0.87	0.86	159,383	87
VY® BrandywineGLOBAL- Bond Portfolio
12-31-24	9.59	0.39	•	(0.32)	0.07	0.42	—	—	0.42	—	9.24	0.81	0.58	0.58	0.58	4.14	213,836	127
12-31-23	9.29	0.38	•	0.13	0.51	0.21	—	—	0.21	—	9.59	5.53	0.55	0.55	0.55	4.01	228,471	126
12-31-22	11.22	0.16	•	(1.45)	(1.29)	0.11	0.53	—	0.64	—	9.29	(11.89)	0.55	0.56	0.56	1.60	266,314	184
12-31-21	12.03	0.10	•	0.04	0.14	0.19	0.76	—	0.95	—	11.22	1.15	0.54	0.58	0.58	0.84	343,329	57
12-31-20	10.51	0.22	•	1.59	1.81	0.21	0.08	—	0.29	—	12.03	17.47	0.56	0.58	0.58	1.92	318,665	134

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: Voya Inflation Protected Bond Plus Portfolio (“Inflation Protected Bond Plus”), a diversified series of Voya Investors Trust. Prior to December 6, 2024, Voya Inflation Protected Bond Plus Portfolio was known as VY® BlackRock Inflation Protected Bond Portfolio.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” Inflation Protected Bond Plus and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for Inflation Protected Bond Plus are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

7

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the

8

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For Inflation Protected Bond Plus, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

9

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

10

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At December 31, 2024, the maximum amount of loss that Inflation Protected Bond Plus would incur if the counterparties to its derivative transactions failed to perform would be $30,440 which represents the gross payments to be received by the Portfolio on forward foreign currency contracts were they to be unwound as of December 31, 2024. At December 31, 2024, Inflation Protected Bond Plus did not receive any cash collateral for its open OTC derivative transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At December 31, 2024, Inflation Protected Bond Plus had a liability position of $537,540 on forward foreign currency contracts and OTC total return swaps with credit related contingent features. If a contingent feature would have been triggered as of December 31, 2024, the Portfolio could have been required to pay this amount in cash to its counterparties. At December 31, 2024, Inflation Protected Bond Plus had pledged $460,000 in cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms

11

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the year ended December 31, 2024, Inflation Protected Bond Plus had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the year ended December 31, 2024, Inflation Protected Bond Plus had average contract amounts of $3,153,603 and $6,545,107 on forward foreign currency contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at December 31, 2024.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the

Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the year ended December 31, 2024, Inflation Protected Bond Plus and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the year ended December 31, 2024, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Inflation Protected Bond Plus	$33,175,411	$46,357,981
Bond Portfolio	113,378,360	—

Please refer to the tables within Portfolio of Investments for open futures contracts for Inflation Protected Bond Plus and Bond Portfolio at December 31, 2024

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised.

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NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the year ended December 31, 2024, Inflation Protected Bond Plus had purchased and written options on exchange-traded futures contracts to manage its duration strategy and to generate income. Inflation Protected Bond Plus had average notional values of $95,683,726 and $78,525,713, respectively, on purchased and written exchange-traded futures contracts. There were no open purchased and written options on exchange-traded futures contracts at December 31, 2024.

During the year ended December 31, 2024, Inflation Protected Bond Plus had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. Inflation Protected Bond Plus had average notional values of $24,374,733 and $49,238,257, respectively, on purchased and written interest rate swaptions. There were no open purchased and written interest rate swaptions at December 31, 2024.

During the year ended December 31, 2024, Inflation Protected Bond Plus had purchased foreign currency options to manage its foreign exchange exposure. Inflation Protected Bond Plus had an average notional value of $5,978,000 on purchased foreign currency options. There were no open purchased foreign currency options at December 31, 2024.

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other

13

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the year ended December 31, 2024, Inflation Protected Bond Plus bought credit protection on certain single-name issuers (corporate or sovereign) with an average notional amount of $964,000 to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which the Portfolio is not otherwise exposed.

During the year ended December 31, 2024, Inflation Protected Bond Plus sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $4,314,457 to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

There were no open credit default swaps to buy and sell protection at December 31, 2024.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

14

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the year ended December 31, 2024, Inflation Protected Bond Plus had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amount on long interest rate swaps for Inflation Protected Bond Plus was $118,309,793.

For the year ended December 31, 2024, Inflation Protected Bond Plus had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amount on short interest rate swaps for Inflation Protected Bond Plus was $13,411,851.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for Inflation Protected Bond Plus for open interest rate swaps at December 31, 2024.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the year ended December 31, 2024, Inflation Protected Bond Plus had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“long inflation-linked swap”). Average notional amount on long inflation-linked swaps for Inflation Protected Bond Plus was $2,766,020.

For the year ended December 31, 2024, Inflation Protected Bond Plus had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $104,316,630.

Inflation Protected Bond Plus used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for Inflation Protected Bond Plus for open inflation-linked swaps at December 31, 2024.

At December 31, 2024, Inflation Protected Bond Plus pledged $2,000,000 in cash collateral for open centrally cleared swaps.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the year ended December 31, 2024, Inflation Protected Bond Plus had an average notional amount of $49,500,000 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open total returns swaps at December 31, 2024.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment

15

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no open sales commitments held by Inflation Protected Bond Plus at December 31, 2024.

O. Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Inflation Protected Bond Plus	$75,133,270	$92,520,346
Bond Portfolio	10,586,242	6,746,985

U.S. government securities not included above were as follows:

	Purchases	Sales
Inflation Protected Bond Plus	$526,753,983	$567,271,140
Bond Portfolio	249,563,144	270,790,546

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Inflation Protected	0.55% on the first $200 million;
Bond Plus	0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

Effective December 6, 2024, the management fee waiver of 0.05% for Inflation Protected Bond Plus was eliminated in connection with a sub-adviser change. Prior to December 6, 2024, the Investment Adviser was contractually obligated to waive 0.05% of the management fee. Any fees waived or reimbursed were not eligible for recoupment. Termination of this obligation required approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiiliated sub-adviser):

Portfolio	Sub-Adviser
Inflation Protected Bond Plus	Voya Investment Management Co. LLC*
Bond Portfolio	Brandywine Global Investment Management, LLC

16

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Prior to December 6, 2024, the sub-adviser for Inflation Protected Bond Plus was BlackRock Financial Management, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of Inflation Protected Bond Plus. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of Inflation Protected Bond Plus have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment
Company	Portfolio	Percentage
Voya Institutional Trust Company	Inflation Protected Bond Plus	17.22%
Voya Solution 2025 Portfolio	Bond Portfolio	12.79
Voya Solution 2035 Portfolio	Bond Portfolio	10.70
Voya Solution Balanced Portfolio	Bond Portfolio	5.84
Voya Solution Income Portfolio	Bond Portfolio	6.92
Voya Solution Moderately Aggressive Portfolio	Bond Portfolio	8.83

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities.

Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Inflation Protected Bond Plus	$63,508

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Maximum Operating Expense Limit
Portfolio	(as a percentage of net assets)
Inflation Protected Bond Plus	Class ADV: 1.19%
Class I: 0.59%
Class S: 0.84%
Bond Portfolio	0.58%

Prior to December 6, 2024, the expense limits for Inflation Protected Bond Plus were 1.23%, 0.63% and 0.88% for Class ADV, Class I and Class S, respectively.

The Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	December 31,
	2025	2026	2027	Total
Inflation Protected Bond Plus	$—	$—	$39,404	$39,404

The amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment

17

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Adviser, and the related expiration dates, as of December 31, 2024, are as follows:

	December 31,
	2025	2026	2027	Total
Inflation Protected Bond Plus
Class ADV	$—	$—	$578	$578
Class I	—	—	1,332	1,332
Class S	—	—	1,753	1,753

The Expense Limitation Agreements are contractual through May 1, 2026 and May 1, 2025 for Inflation Protected Bond Plus and Bond Portfolio, respectively and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the year ended December 31, 2024:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Inflation Protected Bond Plus	4	$4,481,500	6.14%
Bond Portfolio	2	4,624,500	5.61

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Inflation Protected Bond Plus
Class ADV
12/31/2024	103,013	—	138,123	(947,529)	—	(706,393)	903,830	—	1,206,252	(8,321,044)	—	(6,210,962)
12/31/2023	300,597	—	142,664	(980,003)	—	(536,742)	2,682,282	—	1,253,985	(8,599,596)	—	(4,663,329)
Class I
12/31/2024	1,800,866	—	296,958	(1,499,236)	—	598,588	16,538,164	—	2,708,682	(13,769,399)	—	5,477,447
12/31/2023	1,705,465	—	285,505	(2,945,229)	—	(954,259)	15,616,749	—	2,616,072	(26,971,145)	—	(8,738,324)
Class S
12/31/2024	1,400,799	—	415,542	(3,029,668)	—	(1,213,327)	12,932,560	—	3,758,175	(27,744,081)	—	(11,053,346)
12/31/2023	304,172	—	442,310	(3,274,121)	—	(2,527,639)	2,784,423	—	4,021,674	(29,781,848)	—	(22,975,751)
Bond Portfolio
12/31/2024	6,740,911	—	1,032,272	(8,438,963)	—	(665,780)	63,361,253	—	9,403,998	(78,707,288)	—	(5,942,037)
12/31/2023	5,634,277	—	535,758	(11,014,776)	—	(4,844,741)	52,927,045	—	5,046,842	(104,883,514)	—	(46,909,627)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned.

The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY

18

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — SECURITIES LENDING (continued)

(the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-

backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

At December 31, 2024, the Portfolios did not have any outstanding securities on loan.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, straddle loss deferrals, swaps and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2024:

	Paid-in	Distributable
	Capital	Earnings
Inflation Protected Bond Plus	$(63,841)	$63,841

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
	Ordinary	Ordinary
	Income	Income
Inflation Protected Bond Plus	$7,673,109	$7,891,731
Bond Portfolio	9,403,998	5,046,842

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

19

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed	Unrealized			Total
	Ordinary	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	(Depreciation)	Amount	Character	Earnings/(Loss)
Inflation Protected Bond Plus	$—	$(11,503,259)	$(11,598,355)	Short-term	$(91,006,782)
			(67,905,168)	Long-term
$(79,503,523)
Bond Portfolio	9,049,543	(4,328,172)	(27,816,393)	Short-term	(32,797,115)
			(9,702,093)	Long-term
$(37,518,486)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Inflation Protected Bond Plus).

As of December 31, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment

20

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 13 — SEGMENT REPORTING (continued)

Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of

Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2024, the Portfolios paid dividends from net investment income of:

	Per Share		Record
	Amount	Payable Date	Date

Inflation Protected Bond Plus
Class ADV	$0.0162	February 3, 2025	January 30, 2025
Class I	$0.0206	February 3, 2025	January 30, 2025
Class S	$0.0187	February 3, 2025	January 30, 2025

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

21

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY OBLIGATIONS: 45.6%
	United States Treasury Inflation Indexed Bonds: 15.4%
1,644,082	0.125%, 02/15/2051	$905,905	0.4
1,832,463	0.125%, 02/15/2052	995,477	0.5
1,618,254	0.250%, 02/15/2050	944,805	0.5
1,647,576	0.625%, 02/15/2043	1,208,024	0.6
2,117,418	0.750%, 02/15/2042	1,623,748	0.8
2,437,029	0.750%, 02/15/2045	1,767,523	0.9
1,646,369	0.875%, 02/15/2047	1,192,169	0.6
1,222,987	1.000%, 02/15/2046	922,008	0.4
1,079,107	1.000%, 02/15/2048	795,181	0.4
4,778,200	1.000%, 02/15/2049	3,485,456	1.7
2,276,814	1.375%, 02/15/2044	1,896,145	0.9
1,803,688	1.500%, 02/15/2053	1,446,010	0.7
891,319	2.125%, 02/15/2040	860,674	0.4
1,274,242	2.125%, 02/15/2041	1,233,644	0.6
1,777,317	2.125%, 02/15/2054	1,646,622	0.8
5,209,632	2.375%, 10/15/2028	5,291,622	2.6
1,148,273	2.500%, 01/15/2029	1,168,751	0.6
688,237	3.375%, 04/15/2032	745,226	0.4
1,260,785	3.625%, 04/15/2028	1,323,576	0.6
1,856,814	3.875%, 04/15/2029	1,992,133	1.0
		31,444,699	15.4
	United States Treasury Inflation Indexed Notes: 30.2%
3,799,740	0.125%, 01/15/2030	3,452,254	1.7
4,093,674	0.125%, 07/15/2030	3,691,045	1.8
7,312,099	0.125%, 01/15/2031	6,492,097	3.2
4,464,888	0.125%, 07/15/2031	3,931,850	1.9
4,818,051	0.125%, 01/15/2032	4,178,246	2.1
3,624,434	0.250%, 07/15/2029	3,357,862	1.6
5,079,107	0.625%, 07/15/2032	4,541,381	2.2
192,404	0.750%, 07/15/2028	184,846	0.1
395,044	0.875%, 01/15/2029	377,272	0.2
4,937,235	1.125%, 01/15/2033	4,543,180	2.2
601,967	1.250%, 04/15/2028	586,639	0.3
4,922,976	1.375%, 07/15/2033	4,607,217	2.3
2,586,250	1.625%, 10/15/2029	2,543,610	1.3
5,188,976	1.750%, 01/15/2034	4,976,212	2.4
10,390,871	1.875%, 07/15/2034	10,071,340	4.9
4,040,357	2.125%, 04/15/2029	4,046,389	2.0
		61,581,440	30.2

	Total U.S. Treasury
	Obligations
	(Cost $98,867,058)	93,026,139	45.6

CORPORATE BONDS/NOTES: 23.2%
	Basic Materials: 0.2%
65,000 (1)	Glencore Funding LLC, 3.875%, 10/27/2027	63,232	0.0
271,000 (1)	Glencore Funding LLC, 5.371%, 04/04/2029	273,276	0.2
43,000 (1)	Glencore Funding LLC, 6.125%, 10/06/2028	44,361	0.0
63,000 (1)	Glencore Funding LLC, 6.375%, 10/06/2030	66,193	0.0
		447,062	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: 1.6%
25,000	Amazon.com, Inc., 2.500%, 06/03/2050	$14,929	0.0
220,000	Amazon.com, Inc., 4.100%, 04/13/2062	172,305	0.1
90,000	AT&T, Inc., 3.500%, 09/15/2053	60,658	0.0
345,000	AT&T, Inc., 3.650%, 09/15/2059	228,744	0.1
4,000	AT&T, Inc., 3.800%, 12/01/2057	2,763	0.0
57,000	AT&T, Inc., 3.850%, 06/01/2060	39,539	0.0
175,000	AT&T, Inc., 4.500%, 03/09/2048	144,986	0.1
198,000	AT&T, Inc., 5.700%, 03/01/2057	190,347	0.1
43,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	25,943	0.0
129,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	83,082	0.1
76,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	46,396	0.0
137,000	Comcast Corp., 2.937%, 11/01/2056	79,860	0.1
153,000	Comcast Corp., 2.987%, 11/01/2063	86,425	0.1
55,000	Comcast Corp., 5.650%, 06/01/2054	53,210	0.0
160,000	Meta Platforms, Inc., 5.550%, 08/15/2064	156,111	0.1
231,000	Meta Platforms, Inc., 5.750%, 05/15/2063	233,448	0.1
16,000	Paramount Global, 4.950%, 05/19/2050	12,055	0.0
21,000	Paramount Global, 5.250%, 04/01/2044	16,397	0.0
82,000	Rogers Communications, Inc., 5.300%, 02/15/2034	79,957	0.1
258,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	252,129	0.1
206,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	204,939	0.1
279,000	T-Mobile USA, Inc., 5.050%, 07/15/2033	273,297	0.1
45,000	Uber Technologies, Inc., 4.800%, 09/15/2034	43,105	0.0

22

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
15,000	Uber Technologies, Inc., 5.350%, 09/15/2054	$13,961	0.0
75,000	Verizon Communications, Inc., 1.750%, 01/20/2031	61,833	0.0
29,000	Verizon Communications, Inc., 4.016%, 12/03/2029	27,847	0.0
98,000	Verizon Communications, Inc., 4.272%, 01/15/2036	88,192	0.1
214,000 (1)	Verizon Communications, Inc., 4.780%, 02/15/2035	203,805	0.1
270,000	Verizon Communications, Inc., 5.050%, 05/09/2033	267,032	0.1
		3,163,295	1.6
	Consumer, Cyclical: 0.4%
525,000	Lowe's Cos., Inc., 1.700%, 09/15/2028	469,902	0.2
91,000	Lowe's Cos., Inc., 1.700%, 10/15/2030	76,168	0.0
46,544 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	46,870	0.0
154,000	NIKE, Inc., 3.375%, 03/27/2050	108,549	0.1
80,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	79,039	0.1
		780,528	0.4
	Consumer, Non-cyclical: 3.2%
313,000	AbbVie, Inc., 4.500%, 05/14/2035	293,300	0.2
109,000	AbbVie, Inc., 5.050%, 03/15/2034	107,733	0.1
209,000	Altria Group, Inc., 3.700%, 02/04/2051	142,264	0.1
110,000	Altria Group, Inc., 4.800%, 02/14/2029	108,775	0.1
160,000	Altria Group, Inc., 6.200%, 11/01/2028	166,337	0.1
76,000	Altria Group, Inc., 6.875%, 11/01/2033	82,486	0.0
97,000	Amgen, Inc., 2.770%, 09/01/2053	56,409	0.0
82,000	Amgen, Inc., 4.200%, 02/22/2052	63,415	0.0
453,000	Amgen, Inc., 5.150%, 03/02/2028	456,401	0.2
154,000	Amgen, Inc., 5.750%, 03/02/2063	147,825	0.1
181,000	BAT Capital Corp., 4.540%, 08/15/2047	142,928	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
33,000	BAT Capital Corp., 4.758%, 09/06/2049	$26,758	0.0
60,000	BAT Capital Corp., 5.650%, 03/16/2052	55,048	0.0
241,000	BAT Capital Corp., 7.081%, 08/02/2053	264,646	0.1
463,000	BAT International Finance PLC, 4.448%, 03/16/2028	455,688	0.2
84,000	Becton Dickinson & Co., 4.693%, 02/13/2028	83,606	0.0
150,000	BHSH System Obligated Group 19A, 3.487%, 07/15/2049	107,134	0.1
26,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	26,174	0.0
48,000	Coca-Cola Co., 5.400%, 05/13/2064	46,246	0.0
225,000	CommonSpirit Health, 2.782%, 10/01/2030	199,344	0.1
150,000	CommonSpirit Health, 3.817%, 10/01/2049	111,750	0.1
212,000	CVS Health Corp., 5.000%, 01/30/2029	209,237	0.1
71,000	Elevance Health, Inc., 6.100%, 10/15/2052	71,788	0.0
10,000	Eli Lilly & Co., 5.200%, 08/14/2064	9,320	0.0
300,000	Franciscan Missionaries of Our Lady Health System, Inc. B, 3.914%, 07/01/2049	228,760	0.1
101,000 (1)	Gartner, Inc., 3.625%, 06/15/2029	93,905	0.1
576,000 (1)	Gartner, Inc., 4.500%, 07/01/2028	561,704	0.3
343,000	Gilead Sciences, Inc., 1.650%, 10/01/2030	286,948	0.1
23,000	Global Payments, Inc., 3.200%, 08/15/2029	21,082	0.0
59,000	Global Payments, Inc., 4.950%, 08/15/2027	59,141	0.0
97,000	HCA, Inc., 3.500%, 09/01/2030	88,137	0.1
625,000	HCA, Inc., 5.200%, 06/01/2028	626,734	0.3
139,000	HCA, Inc., 5.450%, 04/01/2031	138,771	0.1
146,000	Humana, Inc., 1.350%, 02/03/2027	135,836	0.1
19,000	Humana, Inc., 3.950%, 03/15/2027	18,643	0.0
150,000	Kaiser Foundation Hospitals 2021, 3.002%, 06/01/2051	97,535	0.1
40,000	Moody's Corp., 4.250%, 02/01/2029	39,223	0.0

23

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
175,000	Mount Nittany Medical Center Obligated Group 2022, 3.799%, 11/15/2052	$128,874	0.1
64,000	Pfizer, Inc., 2.700%, 05/28/2050	39,410	0.0
5,000	Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	4,889	0.0
157,000 (1)	Solventum Corp., 5.450%, 02/25/2027	158,572	0.1
64,000 (1)	Solventum Corp., 6.000%, 05/15/2064	62,475	0.0
38,000	Thermo Fisher Scientific, Inc., 5.086%, 08/10/2033	37,807	0.0
96,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	82,328	0.0
65,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	58,575	0.0
84,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	78,549	0.0
77,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	74,883	0.0
		6,557,393	3.2
	Energy: 4.6%
82,000	Apache Corp., 4.250%, 01/15/2030	77,131	0.0
6,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	5,838	0.0
288,000 (1)	Cameron LNG LLC, 3.402%, 01/15/2038	239,856	0.1
893,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	898,069	0.5
115,000	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	106,419	0.1
108,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	104,637	0.1
162,000	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	165,943	0.1
261,000	Cheniere Energy, Inc., 5.650%, 04/15/2034	262,673	0.1
20,000	Chevron Corp., 3.078%, 05/11/2050	13,239	0.0
64,000	Devon Energy Corp., 4.500%, 01/15/2030	61,932	0.0
24,000	Devon Energy Corp., 5.250%, 10/15/2027	24,032	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,143,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	$1,012,079	0.5
615,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	599,236	0.3
1,397,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	1,299,995	0.6
152,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	142,830	0.1
20,000	Eastern Energy Gas Holdings LLC, 5.650%, 10/15/2054	18,884	0.0
37,000	Energy Transfer L.P., 4.950%, 05/15/2028	36,953	0.0
101,000	Energy Transfer L.P., 5.000%, 05/15/2050	85,815	0.1
265,000	Energy Transfer L.P., 5.500%, 06/01/2027	268,490	0.1
124,000	Energy Transfer L.P., 6.050%, 09/01/2054	121,440	0.1
106,000	Energy Transfer L.P., 6.250%, 04/15/2049	106,242	0.1
35,000	EnLink Midstream LLC, 5.650%, 09/01/2034	34,906	0.0
194,000 (1)	EQT Corp., 3.625%, 05/15/2031	173,008	0.1
1,083,000	EQT Corp., 3.900%, 10/01/2027	1,053,789	0.5
235,000	EQT Corp., 5.700%, 04/01/2028	238,683	0.1
18,000	EQT Corp., 7.000%, 02/01/2030	19,162	0.0
156,000	Exxon Mobil Corp., 3.452%, 04/15/2051	109,453	0.1
7,000	Kinder Morgan, Inc., 3.600%, 02/15/2051	4,730	0.0
154,000	Kinder Morgan, Inc., 5.000%, 02/01/2029	153,542	0.1
106,000 (1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	91,489	0.1
32,000	Northwest Pipeline LLC, 4.000%, 04/01/2027	31,426	0.0
908,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	886,874	0.4
73,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	73,192	0.0
60,000 (1)	South Bow USA Infrastructure Holdings LLC, 4.911%, 09/01/2027	59,818	0.0
35,000 (1)	South Bow USA Infrastructure Holdings LLC, 5.026%, 10/01/2029	34,407	0.0

24

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
24,000	Targa Resources Corp., 4.950%, 04/15/2052	$20,239	0.0
209,000	Targa Resources Corp., 5.200%, 07/01/2027	210,277	0.1
33,000	Targa Resources Corp., 6.500%, 02/15/2053	34,423	0.0
29,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	26,402	0.0
153,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	147,837	0.1
222,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	219,733	0.1
34,000 (1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	32,566	0.0
24,000	Transcontinental Gas Pipe Line Co. LLC, 4.000%, 03/15/2028	23,325	0.0
		9,331,014	4.6
	Financial: 7.7%
60,000 (2)	American Express Co., 5.043%, 07/26/2028	60,326	0.0
33,000	American Tower Corp., 2.300%, 09/15/2031	27,460	0.0
268,000	American Tower Corp., 3.550%, 07/15/2027	259,916	0.1
219,000	American Tower Corp., 3.800%, 08/15/2029	207,474	0.1
23,000	American Tower Corp., 4.050%, 03/15/2032	21,346	0.0
110,000	American Tower Corp., 5.200%, 02/15/2029	110,702	0.1
18,000	American Tower Corp., 5.800%, 11/15/2028	18,494	0.0
90,000 (2)	Associated Banc-Corp., 6.455%, 08/29/2030	91,831	0.1
29,000 (2)	Bank of America Corp., 2.972%, 07/21/2052	18,455	0.0
97,000 (2)	Bank of America Corp., 3.705%, 04/24/2028	94,497	0.1
45,000 (2)	Bank of America Corp., 5.468%, 01/23/2035	45,070	0.0
109,000 (2)	Bank of America Corp., MTN, 2.831%, 10/24/2051	67,137	0.0
185,000 (2)	Bank of America Corp., MTN, 2.972%, 02/04/2033	159,064	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
29,000 (2)	Bank of America Corp., MTN, 4.083%, 03/20/2051	$22,726	0.0
36,000 (2)	Citigroup, Inc., 2.520%, 11/03/2032	30,027	0.0
64,000 (2)	Citigroup, Inc., 2.561%, 05/01/2032	54,196	0.0
120,000 (2)	Citigroup, Inc., 3.980%, 03/20/2030	114,624	0.1
145,000 (2)	Citigroup, Inc., 5.449%, 06/11/2035	143,862	0.1
181,000 (2)	Citigroup, Inc. VAR, 3.070%, 02/24/2028	174,121	0.1
29,000	Crown Castle, Inc., 2.100%, 04/01/2031	24,016	0.0
112,000	Crown Castle, Inc., 2.250%, 01/15/2031	94,249	0.1
37,000	Crown Castle, Inc., 2.500%, 07/15/2031	31,210	0.0
91,000	Crown Castle, Inc., 3.650%, 09/01/2027	88,272	0.0
10,000	Equinix Europe 2 Financing Corp. LLC, 5.500%, 06/15/2034	10,043	0.0
221,000	Equinix, Inc., 2.000%, 05/15/2028	201,258	0.1
100,000	Equinix, Inc., 2.150%, 07/15/2030	86,107	0.0
36,000	Equinix, Inc., 2.500%, 05/15/2031	30,789	0.0
72,000	Equinix, Inc., 3.200%, 11/18/2029	66,239	0.0
160,000	Equinix, Inc., 3.900%, 04/15/2032	147,438	0.1
394,000	GLP Capital L.P. / GLP Financing II, Inc., 3.250%, 01/15/2032	338,668	0.2
459,000	GLP Capital L.P. / GLP Financing II, Inc., 5.300%, 01/15/2029	457,470	0.2
135,000	GLP Capital L.P. / GLP Financing II, Inc., 6.250%, 09/15/2054	134,832	0.1
338,000 (2)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	320,825	0.2
450,000 (2)	Goldman Sachs Group, Inc., 2.650%, 10/21/2032	380,557	0.2
6,000 (2)	Goldman Sachs Group, Inc., 2.908%, 07/21/2042	4,172	0.0
477,000 (2)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	411,239	0.2
29,000 (2)	Goldman Sachs Group, Inc., 3.210%, 04/22/2042	21,148	0.0

25

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
27,000 (2)	Goldman Sachs Group, Inc., 4.411%, 04/23/2039	$23,814	0.0
65,000 (2)	Goldman Sachs Group, Inc., 4.692%, 10/23/2030	63,662	0.0
443,000 (2)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	440,513	0.2
451,000 (2)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	442,808	0.2
403,000 (2)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	411,439	0.2
169,000 (2)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	172,266	0.1
91,000 (2)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	95,376	0.1
397,000 (2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	329,217	0.2
51,000 (2)	JPMorgan Chase & Co., 2.522%, 04/22/2031	44,948	0.0
25,000 (2)	JPMorgan Chase & Co., 3.109%, 04/22/2051	16,561	0.0
214,000 (2)	JPMorgan Chase & Co., 3.328%, 04/22/2052	146,461	0.1
15,000 (2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	11,741	0.0
90,000 (2)	JPMorgan Chase & Co., 4.505%, 10/22/2028	89,218	0.0
115,000 (2)	JPMorgan Chase & Co., 4.979%, 07/22/2028	115,385	0.1
769,000 (2)	JPMorgan Chase & Co., 4.995%, 07/22/2030	765,886	0.4
171,000 (2)	JPMorgan Chase & Co., 5.012%, 01/23/2030	170,876	0.1
79,000 (2)	JPMorgan Chase & Co., 5.294%, 07/22/2035	78,197	0.0
105,000 (2)	JPMorgan Chase & Co., 5.336%, 01/23/2035	104,380	0.1
164,000 (2)	JPMorgan Chase & Co., 5.571%, 04/22/2028	166,809	0.1
69,000 (2)	JPMorgan Chase & Co., 5.581%, 04/22/2030	70,384	0.0
210,000 (2)	JPMorgan Chase & Co., 5.766%, 04/22/2035	214,902	0.1
294,000 (2)	JPMorgan Chase & Co., 6.087%, 10/23/2029	305,008	0.2
57,000	Marsh & McLennan Cos., Inc., 5.450%, 03/15/2054	55,253	0.0
32,000	Mastercard, Inc., 3.850%, 03/26/2050	24,794	0.0
714,000 (2)	Morgan Stanley, 2.943%, 01/21/2033	611,922	0.3
951,000 (2)	Morgan Stanley, 5.042%, 07/19/2030	948,013	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
70,000 (2)	Morgan Stanley, 5.173%, 01/16/2030	$70,120	0.0
589,000 (2)	Morgan Stanley, 5.320%, 07/19/2035	579,605	0.3
266,000 (2)	Morgan Stanley, 5.449%, 07/20/2029	269,047	0.1
197,000 (2)	Morgan Stanley, 5.656%, 04/18/2030	200,595	0.1
330,000 (2)	Morgan Stanley, 5.831%, 04/19/2035	336,434	0.2
60,000 (2)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	49,704	0.0
123,000 (2)	Morgan Stanley, GMTN, 2.699%, 01/22/2031	109,329	0.1
55,000 (2)	Morgan Stanley, MTN, 1.794%, 02/13/2032	44,892	0.0
52,000 (2)	Morgan Stanley, MTN, 2.511%, 10/20/2032	43,595	0.0
245,000 (2)	Morgan Stanley, MTN, 3.622%, 04/01/2031	227,654	0.1
693,000 (2)	Morgan Stanley, MTN, 5.164%, 04/20/2029	695,163	0.3
66,000	National Retail Properties, Inc., 3.000%, 04/15/2052	40,222	0.0
10,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 01/15/2035	9,834	0.0
1,212,000	VICI Properties L.P., 4.750%, 02/15/2028	1,202,660	0.6
65,000	VICI Properties L.P., 6.125%, 04/01/2054	64,626	0.0
206,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	200,017	0.1
194,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 3.875%, 02/15/2029	182,945	0.1
180,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.125%, 08/15/2030	167,378	0.1
190,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.250%, 12/01/2026	186,975	0.1
181,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 12/01/2029	173,570	0.1
47,000	Visa, Inc., 2.000%, 08/15/2050	25,372	0.0
70,000 (2)	Wells Fargo & Co., 5.211%, 12/03/2035	68,138	0.0
24,000 (2)	Wells Fargo & Co., 6.491%, 10/23/2034	25,522	0.0
95,000 (2)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	79,397	0.0
45,000 (2)	Wells Fargo & Co., MTN, 5.013%, 04/04/2051	39,997	0.0

26

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
197,000 (2)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	$200,065	0.1
		15,782,549	7.7
	Industrial: 1.5%
652,000 (1)	BAE Systems Holdings, Inc., 3.850%, 12/15/2025	646,287	0.3
13,000	Berry Global, Inc., 5.500%, 04/15/2028	13,131	0.0
9,000	Boeing Co., 5.930%, 05/01/2060	8,348	0.0
42,000	Boeing Co., 6.858%, 05/01/2054	44,682	0.0
176,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	120,773	0.1
9,000	Burlington Northern Santa Fe LLC, 5.500%, 03/15/2055	8,849	0.0
57,000	Caterpillar, Inc., 3.250%, 09/19/2049	39,611	0.0
20,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	20,015	0.0
87,000	CSX Corp., 4.900%, 03/15/2055	77,770	0.0
5,000	GATX Corp., 6.050%, 06/05/2054	5,138	0.0
67,000	Honeywell International, Inc., 5.250%, 03/01/2054	62,812	0.0
28,000	Honeywell International, Inc., 5.350%, 03/01/2064	26,285	0.0
244,000	L3Harris Technologies, Inc., 3.850%, 12/15/2026	240,343	0.1
276,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	276,073	0.1
9,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	9,011	0.0
302,000	L3Harris Technologies, Inc., 5.400%, 01/15/2027	305,770	0.2
52,000	L3Harris Technologies, Inc., 5.600%, 07/31/2053	50,386	0.0
7,000	Lockheed Martin Corp., 4.450%, 05/15/2028	6,949	0.0
9,000	Norfolk Southern Corp., 3.050%, 05/15/2050	5,827	0.0
156,000	Norfolk Southern Corp., 3.155%, 05/15/2055	98,672	0.1
114,000	Northrop Grumman Corp., 4.700%, 03/15/2033	110,553	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
117,000	Northrop Grumman Corp., 5.200%, 06/01/2054	$108,958	0.1
21,000	Raytheon Technologies Corp., 2.820%, 09/01/2051	12,736	0.0
37,000	Raytheon Technologies Corp., 3.125%, 07/01/2050	24,245	0.0
32,000	RTX Corp., 5.400%, 05/01/2035	32,109	0.0
212,000	RTX Corp., 5.750%, 01/15/2029	218,926	0.1
361,000	RTX Corp., 6.100%, 03/15/2034	380,326	0.2
28,000	Union Pacific Corp., 2.950%, 03/10/2052	17,694	0.0
9,000	Union Pacific Corp., 3.500%, 02/14/2053	6,346	0.0
168,000	Union Pacific Corp., 4.500%, 01/20/2033	161,560	0.1
		3,140,185	1.5
	Technology: 0.7%
75,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	62,719	0.0
224,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	215,790	0.1
59,000 (1)	Broadcom, Inc., 3.137%, 11/15/2035	48,209	0.0
41,000	Broadcom, Inc., 4.150%, 11/15/2030	39,248	0.0
90,000	Broadcom, Inc., 5.050%, 07/12/2029	90,371	0.1
65,000	Broadcom, Inc., 5.150%, 11/15/2031	65,439	0.1
27,000	Dell International LLC / EMC Corp., 3.450%, 12/15/2051	18,340	0.0
200,000 (1)	Foundry JV Holdco LLC, 6.150%, 01/25/2032	201,953	0.1
9,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	9,092	0.0
105,000	Intel Corp., 3.100%, 02/15/2060	56,100	0.0
20,000	KLA Corp., 4.650%, 07/15/2032	19,575	0.0
67,000	KLA Corp., 5.250%, 07/15/2062	62,888	0.1
30,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	25,617	0.0
138,000	Oracle Corp., 3.850%, 07/15/2036	118,309	0.1

27

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
36,000	Oracle Corp., 3.850%, 04/01/2060	$24,726	0.0
27,000	Oracle Corp., 4.100%, 03/25/2061	19,407	0.0
339,000	Oracle Corp., 4.375%, 05/15/2055	265,573	0.1
66,000	Oracle Corp., 5.500%, 09/27/2064	60,446	0.0
13,000	Texas Instruments, Inc., 4.100%, 08/16/2052	10,288	0.0
21,000	Texas Instruments, Inc., 5.050%, 05/18/2063	18,939	0.0
5,000	Texas Instruments, Inc., 5.150%, 02/08/2054	4,684	0.0
		1,437,713	0.7
	Utilities: 3.3%
17,000	AEP Texas, Inc., 3.450%, 05/15/2051	11,340	0.0
82,000	AEP Texas, Inc., 5.250%, 05/15/2052	73,956	0.1
59,000	AEP Texas, Inc., 5.700%, 05/15/2034	59,403	0.0
97,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	95,494	0.1
49,000	AEP Transmission Co. LLC, 5.400%, 03/15/2053	46,763	0.0
318,000	AEP Transmission Co. LLC N, 2.750%, 08/15/2051	191,342	0.1
48,000	Alabama Power Co., 3.000%, 03/15/2052	30,838	0.0
146,000	Alabama Power Co., 3.125%, 07/15/2051	96,091	0.1
136,000	Baltimore Gas and Electric Co., 4.550%, 06/01/2052	112,996	0.1
7,000	Baltimore Gas and Electric Co., 5.650%, 06/01/2054	6,900	0.0
13,000	CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	10,904	0.0
73,000	CenterPoint Energy Resources Corp., 5.250%, 03/01/2028	73,755	0.0
20,000	Dominion Energy South Carolina, Inc., 6.250%, 10/15/2053	21,559	0.0
64,000	Duke Energy Carolinas LLC, 2.450%, 02/01/2030	56,990	0.0
45,000	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	30,127	0.0
71,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	49,063	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
36,000	Duke Energy Carolinas LLC, 3.550%, 03/15/2052	$25,380	0.0
117,000	Duke Energy Carolinas LLC, 4.950%, 01/15/2033	115,114	0.1
62,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	59,046	0.0
31,000	Duke Energy Carolinas LLC, 5.400%, 01/15/2054	29,732	0.0
44,000	Duke Energy Corp., 3.950%, 08/15/2047	32,846	0.0
40,000	Duke Energy Corp., 5.000%, 08/15/2052	34,950	0.0
164,000	Duke Energy Florida LLC, 1.750%, 06/15/2030	139,212	0.1
14,000	Duke Energy Florida LLC, 3.400%, 10/01/2046	9,977	0.0
188,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	182,171	0.1
82,000	Duke Energy Florida LLC, 6.200%, 11/15/2053	86,522	0.1
38,000	Duke Energy Ohio, Inc., 3.650%, 02/01/2029	36,318	0.0
9,000	Duke Energy Ohio, Inc., 5.550%, 03/15/2054	8,714	0.0
191,000	Duke Energy Progress LLC, 2.900%, 08/15/2051	118,805	0.1
60,000	Duke Energy Progress LLC, 5.250%, 03/15/2033	60,159	0.0
90,000	Duke Energy Progress LLC, 5.350%, 03/15/2053	85,481	0.1
72,000	Edison International, 5.450%, 06/15/2029	72,693	0.0
211,000	Edison International, 5.750%, 06/15/2027	214,681	0.1
144,000	Edison International, 6.950%, 11/15/2029	153,862	0.1
605,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	589,589	0.3
232,000	FirstEnergy Corp. C, 3.400%, 03/01/2050	157,681	0.1
290,000 (1)	FirstEnergy Transmission LLC, 4.550%, 04/01/2049	244,215	0.1
50,000 (1)	FirstEnergy Transmission LLC, 5.000%, 01/15/2035	48,344	0.0
224,000	Florida Power & Light Co., 2.875%, 12/04/2051	140,119	0.1

28

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
35,000	Florida Power & Light Co., 3.150%, 10/01/2049	$23,632	0.0
30,000	Florida Power & Light Co., 3.950%, 03/01/2048	23,586	0.0
37,000	Georgia Power Co., 4.950%, 05/17/2033	36,251	0.0
154,000	Georgia Power Co., 5.250%, 03/15/2034	152,891	0.1
10,000	Interstate Power and Light Co., 5.450%, 09/30/2054	9,473	0.0
72,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/01/2054	69,474	0.0
138,000	MidAmerican Energy Co., 5.300%, 02/01/2055	130,535	0.1
15,000	MidAmerican Energy Co., 5.850%, 09/15/2054	15,262	0.0
75,000	NiSource, Inc., 1.700%, 02/15/2031	61,373	0.0
65,000	NiSource, Inc., 5.200%, 07/01/2029	65,557	0.0
48,000	Northern States Power Co., 5.400%, 03/15/2054	46,331	0.0
68,000 (1)	NRG Energy, Inc., 4.450%, 06/15/2029	65,009	0.0
81,000 (1)	NRG Energy, Inc., 7.000%, 03/15/2033	87,487	0.1
63,000	Ohio Power Co., 5.000%, 06/01/2033	60,961	0.0
66,000	Ohio Power Co., 5.650%, 06/01/2034	66,477	0.0
63,000	Ohio Power Co. R, 2.900%, 10/01/2051	38,117	0.0
32,000	ONE Gas, Inc., 2.000%, 05/15/2030	27,677	0.0
100,000	Pacific Gas and Electric Co., 3.950%, 12/01/2047	74,780	0.1
239,000	Pacific Gas and Electric Co., 5.800%, 05/15/2034	244,527	0.1
20,000	Pacific Gas and Electric Co., 5.900%, 10/01/2054	19,753	0.0
79,000	Pacific Gas and Electric Co., 6.400%, 06/15/2033	83,319	0.1
25,000	Pacific Gas and Electric Co., 6.750%, 01/15/2053	27,269	0.0
192,000	PECO Energy Co., 2.850%, 09/15/2051	119,139	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
9,000	PECO Energy Co., 4.375%, 08/15/2052	$7,440	0.0
20,000	PECO Energy Co., 5.250%, 09/15/2054	18,936	0.0
65,000	Piedmont Natural Gas Co., Inc., 3.500%, 06/01/2029	61,304	0.0
23,000	PPL Capital Funding, Inc., 5.250%, 09/01/2034	22,657	0.0
63,000	Public Service Electric and Gas Co., MTN, 2.050%, 08/01/2050	33,217	0.0
15,000	Public Service Electric and Gas Co., MTN, 5.450%, 03/01/2054	14,547	0.0
63,000	San Diego Gas & Electric Co. UUU, 3.320%, 04/15/2050	42,788	0.0
20,000	Southern California Edison Co., 3.650%, 02/01/2050	14,303	0.0
32,000	Southern California Edison Co., 5.150%, 06/01/2029	32,214	0.0
335,000	Southern California Edison Co., 5.300%, 03/01/2028	339,083	0.2
192,000	Southern California Edison Co., 5.650%, 10/01/2028	196,603	0.1
24,000	Southern California Edison Co., 5.750%, 04/15/2054	23,566	0.0
87,000	Southern California Edison Co., 5.875%, 12/01/2053	86,628	0.1
170,000	Southern Co., 4.850%, 03/15/2035	162,307	0.1
8,000	Spire Missouri, Inc., 4.800%, 02/15/2033	7,843	0.0
35,000	Virginia Electric and Power Co., 5.550%, 08/15/2054	33,877	0.0
385,000 (1)	Vistra Operations Co. LLC, 6.000%, 04/15/2034	390,381	0.2
25,000	Wisconsin Electric Power Co., 5.050%, 10/01/2054	22,771	0.0
		6,672,477	3.3

	Total Corporate Bonds/ Notes (Cost $48,178,731)	47,312,216	23.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.5%
245,967 (1)(2)	BRAVO Residential Funding Trust 2023- NQM3 A1, 4.850%, 09/25/2062	242,369	0.1

29

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
239,156 (1)(2)	CSMC Trust 2022- NQM4 A1A, 4.819%, 06/25/2067	$236,536	0.1
458,521 (1)(2)	CSMC Trust 2022- NQM5 A1, 5.169%, 05/25/2067	456,804	0.2
299,808 (1)(2)	Ellington Financial Mortgage Trust 2021-3 A1, 1.241%, 09/25/2066	242,397	0.1
6,345,000 (2)	Fannie Mae REMIC Trust 2024-103 FH, 5.874%, (SOFR30A + 1.250%), 01/25/2055	6,326,382	3.1
5,661,862 (2)	Fannie Mae REMIC Trust 2024-15 FD, 5.919%, (SOFR30A + 1.350%), 04/25/2054	5,650,760	2.8
7,670,911 (2)	Freddie Mac REMIC Trust 5410 DF, 6.019%, (SOFR30A + 1.450%), 05/25/2054	7,731,608	3.8
785,733 (1)(2)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	652,395	0.3
131,997 (1)(2)	J.P. Morgan Mortgage Trust 2023-DSC1 A1, 4.625%, 07/25/2063	128,214	0.1
934,439 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	781,743	0.4
78,707 (1)(2)	PRKCM Trust 2022- AFC2 A1, 5.335%, 08/25/2057	78,438	0.0
351,384 (1)(2)	SG Residential Mortgage Trust 2021-1 A1, 1.160%, 07/25/2061	282,198	0.1
113,900 (1)(2)	SG Residential Mortgage Trust 2022-2 A1, 5.353%, 08/25/2062	113,581	0.1
322,488 (1)(2)	Verus Securitization Trust 2022-7 A1, 5.152%, 07/25/2067	320,561	0.2
85,927 (1)(2)	Verus Securitization Trust 2022-INV2 A1, 6.790%, 10/25/2067	86,491	0.1

	Total Collateralized Mortgage Obligations (Cost $23,500,978)	23,330,477	11.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.2%
270,000 (1)(2)	AREIT Ltd. 2024-CRE9 A, 6.084%, (TSFR1M + 1.686%), 05/17/2041	272,007	0.1
90,000 (1)(2)	BAMLL Trust 2024- BHP A, 6.747%, (TSFR1M + 2.350%), 08/15/2039	90,644	0.1
366,000	BANK 2019-BN23 A3, 2.920%, 12/15/2052	329,636	0.2
280,000 (2)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	265,789	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
300,000	Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	$275,639	0.1
280,000	Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	232,734	0.1
240,000 (2)	BBCMS Mortgage Trust 2022-C16 A5, 4.600%, 06/15/2055	230,937	0.1
105,000 (1)(2)	BX Commercial Mortgage Trust 2024- AIRC A, 6.088%, (TSFR1M + 1.691%), 08/15/2039	105,885	0.1
207,271 (1)(2)	BX Commercial Mortgage Trust 2024- KING A, 5.938%, (TSFR1M + 1.541%), 05/15/2034	207,705	0.1
185,333 (1)(2)	BX Commercial Mortgage Trust 2024- MDHS A, 6.038%, (TSFR1M + 1.641%), 05/15/2041	186,474	0.1
800,000 (1)(2)	BX Trust 2021-ARIA A, 5.411%, (TSFR1M + 1.014%), 10/15/2036	798,147	0.4
210,000 (1)(2)	BX Trust 2024-VLT4 A, 5.888%, (TSFR1M + 1.491%), 07/15/2029	211,140	0.1
500,000	CD Mortgage Trust 2017-CD6 A5, 3.456%, 11/13/2050	478,975	0.2
30,000 (1)(2)	CONE Trust 2024- DFW1 A, 6.039%, (TSFR1M + 1.642%), 08/15/2041	30,196	0.0
205,000	CSAIL Commercial Mortgage Trust 2015- C3 A4, 3.718%, 08/15/2048	203,363	0.1
80,000 (1)	ELM Trust 2024- ELM A10, 5.801%, 06/10/2039	80,826	0.0
80,000 (1)	ELM Trust 2024- ELM A15, 5.801%, 06/10/2039	80,826	0.0
549,361 (1)(2)	ELP Commercial Mortgage Trust 2021- ELP A, 5.213%, (TSFR1M + 0.815%), 11/15/2038	549,232	0.3
343,509 (1)(2)	Extended Stay America Trust 2021-ESH A, 5.591%, (TSFR1M + 1.194%), 07/15/2038	343,959	0.2
100,000 (1)(2)	GWT 2024-WLF2 A, 6.088%, (TSFR1M + 1.691%), 05/15/2041	100,528	0.1

30

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
140,000 (1)(2)	LBA Trust 2024-BOLT A, 5.988%, (TSFR1M + 1.591%), 06/15/2039	$140,388	0.1
215,000 (1)(2)	MTN Commercial Mortgage Trust 2022- LPFL A, 5.797%, (TSFR1M + 1.397%), 03/15/2039	214,957	0.1
422,500	Wells Fargo Commercial Mortgage Trust 2015-C26 B, 3.783%, 02/15/2048	420,411	0.2
700,000	Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	668,051	0.3
	Total Commercial Mortgage-Backed Securities (Cost $6,746,455)	6,518,449	3.2
ASSET-BACKED SECURITIES: 0.5%
	Other Asset-Backed Securities: 0.2%
525,000 (1)	Progress Residential Trust 2022-SFR7 D, 5.500%, 10/27/2039	521,362	0.2

	Student Loan Asset-Backed Securities: 0.3%
106,434 (1)	College Ave Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	95,111	0.1
84,829 (1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	82,470	0.0
274,004 (1)	SMB Private Education Loan Trust 2021- D A1A, 1.340%, 03/17/2053	253,237	0.1
116,913 (1)	Sofi Professional Loan Program Trust 2018- C A2FX, 3.590%, 01/25/2048	115,146	0.1
		545,964	0.3

	Total Asset-Backed Securities (Cost $1,085,101)	1,067,326	0.5

			Percentage
			of Net
Shares	RA	Value	Assets
MUTUAL FUNDS: 4.3%
	Affiliated Investment Companies: 4.3%
400,775	Voya VACS Series HYB Fund	4,107,946	2.0

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
450,000	Voya VACS Series SC Fund	$4,716,000	2.3
		8,823,946	4.3

	Total Mutual Funds (Cost $8,870,000)	8,823,946	4.3

	Total Long-Term Investments (Cost $187,248,323)	180,078,553	88.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 9.6%
	Commercial Paper: 9.5%
1,750,000	Concord Minutemen Capital Co. LLC, 4.610%, 02/19/2025	1,739,038	0.8
4,000,000	Enbridge (US) Inc., 4.700%, 01/16/2025	3,991,803	2.0
4,000,000	Keurig Dr. Pepper, Inc., 4.600%, 01/17/2025	3,991,464	2.0
4,000,000	McCormick & Company, Inc., 4.680%, 01/31/2025	3,984,221	1.9
1,700,000	Sherwin-Williams Co., 4.550%, 01/21/2025	1,695,570	0.8
4,000,000	Virginia Electric and Power Co., 4.540%, 01/16/2025	3,992,083	2.0
	Total Commercial Paper (Cost $19,394,976)	19,394,179	9.5

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.1%
226,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $226,000)	$226,000	0.1

	Total Short-Term Investments (Cost $19,620,976)	19,620,179	9.6
	Total Investments in Securities (Cost $206,869,299)	$199,698,732	97.9
	Assets in Excess of Other Liabilities	4,207,844	2.1
	Net Assets	$203,906,576	100.0

31

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualifiied institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.
(3)	Rate shown is the 7-day yield as of December 31, 2024.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate

32

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$93,026,139	$—	$93,026,139
Corporate Bonds/Notes	—	47,312,216	—	47,312,216
Collateralized Mortgage Obligations	—	23,330,477	—	23,330,477
Mutual Funds	8,823,946	—	—	8,823,946
Commercial Mortgage-Backed Securities	—	6,518,449	—	6,518,449
Asset-Backed Securities	—	1,067,326	—	1,067,326
Short-Term Investments	226,000	19,394,179	—	19,620,179
Total Investments, at fair value	$9,049,946	$190,648,786	$—	$199,698,732
Other Financial Instruments+
Forward Foreign Currency Contracts	—	30,440	—	30,440
Futures	951,477	—	—	951,477
Total Assets	$10,001,423	$190,679,226	$—	$200,680,649
Liabilities Table
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps	$—	$(46,194)	$—	$(46,194)
Forward Foreign Currency Contracts	—	(12,033)	—	(12,033)
Futures	(67,047)	—	—	(67,047)
OTC Total Return Swaps	—	(525,507)	—	(525,507)
Total Liabilities	$(67,047)	$(583,734)	$—	$(650,781)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya VACS Series HYB Fund	$—	$4,136,000	$—	$(28,054)	$4,107,946	$—	$—	$—
Voya VACS Series SC Fund	—	4,734,000	—	(18,000)	4,716,000	—	—	—
	$—	$8,870,000	$—	$(46,054)	$8,823,946	$—	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the following forward foreign currency contracts were outstanding for Voya Inflation Protected Bond Plus Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
JPY	73,501,000	USD	479,453	Societe Generale	01/07/25	$(12,033)
USD	497,860	JPY	73,501,000	Standard Chartered Bank	01/07/25	30,440
						$18,407

33

Voya Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Plus Portfolio	as of December 31, 2024 (continued)

At December 31, 2024, the following futures contracts were outstanding for Voya Inflation Protected Bond Plus Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	95	03/31/25	$19,532,890	$(64,674)
			$19,532,890	$(64,674)
Short Contracts:
U.S. Treasury 5-Year Note	(15)	03/31/25	(1,594,570)	(2,373)
U.S. Treasury 10-Year Note	(48)	03/20/25	(5,220,000)	34,260
U.S. Treasury Long Bond	(20)	03/20/25	(2,276,875)	111,832
U.S. Treasury Ultra 10-Year Note	(67)	03/20/25	(7,457,938)	199,674
U.S. Treasury Ultra Long Bond	(74)	03/20/25	(8,799,062)	605,711
			$(25,348,445)	$949,104

At December 31, 2024, the following centrally cleared inflation-linked swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:

Pay/Receive		Floating Rate		Fixed Rate					Unrealized
Floating	Floating Rate	Index Payment	Fixed	Payment	Maturity			Fair	Appreciation/
Rate	Index	Frequency	Rate	Frequency	Date	Notional Amount		Value	(Depreciation)

Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.583%	At Termination Date	12/18/26	USD	22,000,000	$(15,239)	$(15,239)

Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.555	At Termination Date	12/19/26	USD	11,000,000	(3,527)	(3,527)

Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.508	At Termination Date	12/18/27	USD	33,000,000	(24,218)	(24,218)

Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.490	At Termination Date	12/19/27	USD	16,000,000	(3,210)	(3,210)
								$(46,194)	$(46,194)

At December 31, 2024, the following OTC total return swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
Bloomberg US
	Treasury Inflation-		(1-day
	Linked Bond		SOFR+23.9
Receive	Index (Series-L)	Quarterly	basis points)	Quarterly	BNP Paribas	03/18/25	USD	16,500,000	$(167,663)	$—	$(167,663)
Bloomberg US
	Treasury Inflation-		(1-day
	Linked Bond		SOFR + 24
Receive	Index (Series-L)	Quarterly	basis points)	Quarterly	BNP Paribas	03/18/25	USD	33,000,000	(357,844)	—	(357,844)
									$(525,507)	$—	$(525,507)

(1)	The fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations:

JPY	—	Japanese Yen
USD	—	United States Dollar

34

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$30,440
Interest rate contracts	Variation margin receivable on futures contracts*	951,477
Total Asset Derivatives		$981,917

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$12,033
Interest rate contracts	Variation margin payable on futures contracts*	67,047
Interest rate contracts	Variation margin payable on centrally cleared swaps*	46,194
Interest rate contracts	Unrealized depreciation on OTC swap agreements	525,507
Total Liability Derivatives		$650,781

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments	contracts	Futures	Swaps	options	Total

Credit contracts	$—	$—	$—	$247,718	$—	$247,718
Foreign exchange contracts	(20,119)	355,873	—	—	10,478	346,232
Interest rate contracts	(70,636)	—	(468,777)	410,610	278,161	149,358

Total	$(90,755)	$355,873	$(468,777)	$658,328	$288,639	$743,308

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments	contracts	Futures	Swaps	options	Total

Credit contracts	$—	$—	$—	$4,642	$—	$4,642
Foreign exchange contracts	—	17,123	—	—	—	17,123
Interest rate contracts	(57,215)	—	3,069,897	(549,422)	69,298	2,532,557

Total	$(57,215)	$17,123	$3,069,897	$(544,780)	$69,298	$2,554,322

35

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2024:

			Standard
		Societe	Chartered
	BNP Paribas	Generale	Bank	Total
Assets:
Forward foreign currency contracts	$—	$—	$30,440	$30,440
Total Assets	$—	$—	$30,440	$30,440
Liabilities:
Forward foreign currency contracts	$—	$12,033	$—	$12,033
OTC total return swaps	525,507	—	—	525,507
Total Liabilities	$525,507	$12,033	$—	$537,540
Net OTC derivative instruments by counterparty, at fair value	$(525,507)	$(12,033)	$30,440	$(507,100)
Total collateral pledged by the Portfolio/(Received from counterparty)	$460,000	$—	$—	$460,000
Net Exposure(1)(2)	$(65,507)	$(12,033)	$30,440	$(47,100)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At December 31, 2024, the Portfolio had pledged $460,000 in cash collateral to BNP Paribas. Excess cash collateral is not shown for financial reporting purposes.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $211,533,123.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$407,807
Gross Unrealized Depreciation	(11,911,066)
Net Unrealized Depreciation	$(11,503,259)

36

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.0%
	Federal Home Loan Banks: 4.9%
10,590,000	3.625%, 09/04/2026	$10,513,359	4.9
	Government National Mortgage Association: 34.8%
3,275,119	5.500%, 01/20/2053	3,262,040	1.5
2,792,162	5.500%, 02/20/2053	2,778,794	1.3
5,128,774	5.500%, 04/20/2053	5,104,091	2.4
5,152,332	5.500%, 05/20/2053	5,126,481	2.4
2,552,302	5.500%, 06/20/2053	2,537,218	1.2
5,041,998	5.500%, 09/20/2053	5,012,570	2.3
5,521,063	5.500%, 10/20/2053	5,487,709	2.6
3,101,549	5.500%, 02/20/2054	3,079,319	1.4
1,512,985	5.500%, 05/20/2054	1,502,601	0.7
6,082,945	5.500%, 09/20/2054	6,037,769	2.8
2,288,527	6.000%, 04/20/2054	2,306,054	1.1
3,624,228	6.000%, 05/20/2054	3,655,516	1.7
1,511,210	6.000%, 06/20/2054	1,522,763	0.7
8,621,220	6.000%, 07/20/2054	8,687,129	4.1
6,107,061	6.000%, 08/20/2054	6,153,749	2.9
8,900,823	6.000%, 09/20/2054	8,970,418	4.2
3,153,735	6.000%, 10/20/2054	3,177,845	1.5
		74,402,066	34.8
	Uniform Mortgage-Backed Securities: 17.3%(1)
11,400,000	0.375%, 07/21/2025	11,154,408	5.2
12,358,000	0.500%, 11/07/2025	11,973,000	5.6
5,000,000 (2)	4.370%, 12/11/2025	4,801,730	2.3
4,930,471	5.500%, 11/01/2052	4,869,699	2.3
3,432,381	5.500%, 02/01/2054	3,389,655	1.6
730,409	5.500%, 10/01/2054	721,203	0.3
		36,909,695	17.3
	Total U.S. Government Agency Obligations (Cost $122,192,892)	121,825,120	57.0
U.S. TREASURY OBLIGATIONS: 32.2%
	United States Treasury Bonds: 11.2%
33,350,000	3.000%, 08/15/2052	23,936,623	11.2

	United States Treasury Floating Rate Notes: 9.0%
1,640,000 (3)	4.426%, 04/30/2026	1,640,134	0.8
17,500,000 (3)	4.481%, 10/31/2026	17,520,124	8.2
		19,160,258	9.0
	United States Treasury Notes: 12.0%
5,270,000	3.875%, 08/15/2033	5,017,208	2.3
21,900,000	3.875%, 08/15/2034	20,714,132	9.7
		25,731,340	12.0
	Total U.S. Treasury Obligations (Cost $71,702,536)	68,828,221	32.2
CORPORATE BONDS/NOTES: 7.7%
	Basic Materials: 0.1%
200,000 (4)	Anglo American Capital PLC, 2.625%, 09/10/2030	173,738	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: 0.5%
310,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.200%, 03/15/2028	$299,816	0.1
780,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	795,382	0.4
		1,095,198	0.5
	Consumer, Cyclical: 2.0%
540,000	Ford Motor Credit Co. LLC, 5.303%, 09/06/2029	529,512	0.3
3,740,000	Toyota Motor Credit Corp., 4.450%, 05/18/2026	3,736,663	1.7
		4,266,175	2.0
	Consumer, Non-cyclical: 0.2%
310,000	BAT Capital Corp., 3.462%, 09/06/2029	289,091	0.2

	Energy: 1.5%
360,000	Devon Energy Corp., 7.875%, 09/30/2031	406,370	0.2
1,642,200 (4)	NFE Financing LLC, 12.000%, 11/15/2029	1,726,723	0.8
430,000	Occidental Petroleum Corp., 5.200%, 08/01/2029	426,919	0.2
620,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	649,286	0.3
		3,209,298	1.5
	Financial: 2.9%
630,000	Ares Capital Corp., 2.875%, 06/15/2028	581,036	0.3
230,000	Ares Capital Corp., 7.000%, 01/15/2027	238,442	0.1
620,000 (3)	Barclays PLC, 5.674%, 03/12/2028	627,948	0.3
580,000 (3)	Barclays PLC, 5.690%, 03/12/2030	585,824	0.3
700,000	Blue Owl Capital Corp., 2.875%, 06/11/2028	636,946	0.3
520,000 (3)	Citizens Bank NA/ Providence RI, 4.575%, 08/09/2028	515,228	0.2
550,000 (3)	Citizens Financial Group, Inc., 5.841%, 01/23/2030	558,279	0.2
1,765,000	Golub Capital BDC, Inc., 2.500%, 08/24/2026	1,682,817	0.8

37

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
815,000 (3)(4)	Societe Generale SA, 6.221%, 06/15/2033	$808,880	0.4
		6,235,400	2.9

	Industrial: 0.5%
685,000	Boeing Co., 3.200%, 03/01/2029	631,617	0.3
480,000	Boeing Co., 5.150%, 05/01/2030	473,628	0.2
		1,105,245	0.5
	Total Corporate Bonds/ Notes (Cost $16,464,703)	16,374,145	7.7
	Total Long-Term Investments (Cost $210,360,131)	207,027,486	96.9

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
4,156,820 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $4,156,820)	$4,156,820	1.9

	Total Short-Term Investments (Cost $4,156,820)	4,156,820	1.9
	Total Investments in Securities (Cost $214,516,951)	$211,184,306	98.8
	Assets in Excess of Other Liabilities	2,651,402	1.2
	Net Assets	$213,835,708	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)	Rate shown is the 7-day yield as of December 31, 2024.

Reference Rate Abbreviations:

USBMMY3M      U.S. Treasury 3-month Bill Money Market Yield

38

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
U.S. Government Agency Obligations	$—	$121,825,120	$—	$121,825,120
U.S. Treasury Obligations	—	68,828,221	—	68,828,221
Corporate Bonds/Notes	—	16,374,145	—	16,374,145
Short-Term Investments	4,156,820	—	—	4,156,820
Total Investments, at fair value	$4,156,820	$207,027,486	$—	$211,184,306
Liabilities Table
Other Financial Instruments+
Futures	$(700,269)	$—	$—	$(700,269)
Total Liabilities	$(700,269)	$—	$—	$(700,269)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	505	03/31/25	$53,683,867	$(405,160)
U.S. Treasury Ultra 10-Year Note	107	03/20/25	11,910,438	(295,109)
			$65,594,305	$(700,269)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$700,269
Total Liability Derivatives		$700,269

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

39

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,579,564
Total	$1,579,564

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(4,208,393)
Total	$(4,208,393)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $214,812,209.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$200,291
Gross Unrealized Depreciation	(4,528,463)
Net Unrealized Depreciation	$(4,328,172)

40

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

Portfolio Name	Type	Per Share Amount
Voya Inflation Protected Bond Plus Portfolio
Class ADV	NII	$0.2972
Class I	NII	$0.3498
Class S	NII	$0.3270

VY® BrandywineGLOBAL – Bond Portfolio	NII	$0.4216

NII - Net investment income

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Variable Insurance Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of VY® BrandywineGLOBAL — Bond Portfolio, a series of the Trust (the “Portfolio”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Portfolio, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Brandywine Global Investment Management, LLC, the sub-adviser to the Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Portfolio (“Selected Peer Group”) based on the Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolio, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolio as set forth in the Management Contract, including oversight of the Portfolio’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers, if any, to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolio under

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolio and the level of resources committed to the Portfolio (and other relevant funds in the Voya funds) by the Manager, Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolio.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Portfolio’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and Sub-Adviser if and when the Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedule that will result in a lower management fee rate if and when the Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that in addition to the management fee breakpoints, the Portfolio has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or Sub-Adviser could be shared with the Portfolio through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences. For the non-Voya-affiliated Sub-Adviser, the Board viewed the information related to any material differences in the fee schedule as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Adviser with respect to the sub-advisory fee schedule, and that the Manager is responsible for paying the fees of the Sub-Adviser.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolio, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager related to its services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager attributable to servicing the Portfolio both with and without taking into account the profitability of the distributor of the Portfolio and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Adviser, which is not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and the non-Voya-affiliated Sub-Adviser with respect to the negotiation of sub-advisory fee schedule. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager, as well as other industry participants with whom the profits of the Manager could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolio’s operations may not be fully reflected in the expenses allocated to the Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager is entitled to earn a reasonable level of profits for the services that it provides to the Portfolio. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolio. Following its reviews, the Board determined that the Manager’s profitability with respect to its services to the Portfolio and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving the Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding the Portfolio’s more recent performance, asset levels and asset flows. The Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the five-year period, the fourth quintile for the three-year period and the fifth quintile for the year-to-date and one-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the five-year period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fourth quintile; (b) the Portfolio's contractual management fee rate is ranked in the third quintile; and (c) the Portfolio's net expense ratio is ranked in the first quintile.

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s management fee rate and net expense ratio.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Portfolio and that approval of the continuation of the Contracts is in the best interests of the Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Portfolio for the year ending November 30, 2025.

BOARD CONSIDERATION AND APPROVAL OF ANNU-AL REWNEWAL OF EXISTING INVESTMENT MAN-AGEMENT CONTRACT, SUB-ADVISORY CONTRACT, AND SUB-SUB ADVISORY CONTRACT

At a meeting held on September 25, 2024, the Board of Trustees (“Board”) of Voya Investors Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management, sub-advisory and sub-sub-advisory contracts, and who are not “interested persons” of Voya Inflation Protected Bond Plus Portfolio (formerly, VY® BlackRock Inflation Protected Bond Portfolio), a series of the Trust (the “Portfolio”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a new sub-advisory contract with Voya Investment Management Co. LLC (“Voya IM”) to become effective at the close of business on December 6, 2024. Accordingly, Voya IM replaced BlackRock Financial Management, Inc. as the sub-adviser to the Portfolio effective December 6, 2024. Set forth below in the section entitled “Board Consideration and Approval of New Sub-Advisory Contract with Voya Investment Management Co. LLC” is a discussion of the factors considered by the Board in approving the new sub-advisory contract with Voya IM. For the period through December 6, 2024, the Board, including a majority of the Independent Trustees, at a meeting held on November 14, 2024, considered and approved the renewal of the sub-advisory contract

(the “Sub-Advisory Contract”) with BlackRock Financial Management, Inc., the then-current sub-adviser to the Portfolio (the “Sub-Adviser”), and the sub-sub-advisory contract (the “Sub-Sub-Advisory Contract”) with BlackRock International Limited, the then-current sub-sub-adviser to the Portfolio (the “Sub-Sub-Adviser”).

At the November 14, 2024 meeting, the Board, including a majority of the Independent Trustees, also considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Portfolio, for an additional one year period ending November 30, 2025. The Management Contract, Sub-Advisory Contract and Sub-Sub-Advisory Contract are collectively referred to as the “Contracts.”

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager, Sub-Adviser and Sub-Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts, sub-advisory contracts and sub-sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management, sub-advisory and sub-sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory and sub-sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Portfolio (“Selected Peer Group”) based on the Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager, a Sub-Adviser or the Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolio, but may delegate certain of these responsibilities to one or more sub-advisers and their sub-sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolio as set forth in the Management Contract, including oversight of the Portfolio’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers and their sub-sub-advisers, if any, to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s and Sub-Sub-Adviser’s investment programs, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolio under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and sub-sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers and sub-sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s and the Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser and the Sub-Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Adviser and Sub-Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser and the Sub-Sub-Adviser to the Portfolio and the level of resources committed to the Portfolio (and other relevant funds in the Voya funds) by the Manager, Sub-Adviser and the Sub-Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolio.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager, Sub-Adviser and the Sub-Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management, sub-advisory and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of the Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

of the Portfolio’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Adviser and the Sub-Sub-Adviser if and when the Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate if and when the Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that in addition to the management fee breakpoints, the Portfolio has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager, Sub-Adviser and/or Sub-Sub-Adviser could be shared with the Portfolio through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Adviser and Sub-Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Portfolio, the Board took into account the underlying rationale provided by the Manager, Sub-Adviser or Sub-Sub-Adviser, as applicable, for these differences. For the non-Voya-affiliated Sub-Adviser and Sub-Sub-Adviser, the Board viewed the information related to any material differences in the fee schedule as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Adviser and the Sub-Sub-Adviser with respect to the sub-advisory and sub-sub-advisory fee schedule, that the Manager is responsible for paying the fees of the Sub-Adviser and that the applicable Sub-Adviser is responsible for paying the fees of the Sub-Sub-Adviser.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager, and the contractual sub-sub-advisory fee schedule payable to the Sub-Sub-Adviser by the relevant Sub-Adviser. In this regard, the Board considered that the Sub-Sub-Adviser is compensated by its relevant Sub-Adviser and not the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolio, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser and the Sub-Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager related to its services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager attributable to servicing the Portfolio both with and without taking into account the profitability of the distributor of the Portfolio and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Adviser, and the Sub-Sub-Adviser which are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Adviser and Sub-Sub-Adviser with respect to the negotiation of sub-advisory and sub-sub-advisory fee schedule. In addition, the Board noted that non-Voya-affiliated sub-advisers or sub-sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager, as well as other industry participants with whom the profits of the Manager could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

establishing the infrastructure necessary for the Portfolio’s operations may not be fully reflected in the expenses allocated to the Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager is entitled to earn a reasonable level of profits for the services that it provides to the Portfolio. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Adviser and Sub-Sub-Adviser and their respective affiliates from their association with the Portfolio. Following its reviews, the Board determined that the Manager’s profitability with respect to its services to the Portfolio and the Manager’s, Sub-Adviser’s and Sub-Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving the Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding the Portfolio’s more recent performance, asset levels and asset flows. The Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the year-to-date and one-year periods and the fourth quintile for the three-year, five-year and ten-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the third quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's net expense ratio is ranked in the fifth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Portfolio and that approval of the continuation of the Contracts is in the best interests of the Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Management Contract for the Portfolio for the year ending November 30, 2025, and the Sub-Advisory Contract and Sub-Sub-Advisory Contract until December 6, 2024.

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT WITH VOYA INVEST-MENT MANAGEMENT CO. LLC

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya Inflation Protected Bond Plus Portfolio (formerly, VY® BlackRock Inflation Protected Bond Portfolio) (the “Portfolio”), a series of Voya Investors Trust (the “Trust”), can enter into a new sub-advisory contract only if the Board of Trustees of the Portfolio (the “Board”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts,

48

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

and who are not “interested persons” of the Portfolio, as such term is defined under the 1940 Act (the “Independent Trustees”), determine to approve the new arrangement. Thus, at its meeting held on September 25, 2024, the Board considered the initial approval of the new sub-advisory contract (the “New Sub-Advisory Contract”) between Voya Investments, LLC (“VIL” or the “Adviser”) and Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) and appointed Voya IM as the sub-adviser to the Portfolio to replace BlackRock Financial Management, Inc. (“BlackRock”), effective at the close of business on December 6, 2024.

In determining whether to initially approve the New Sub-Advisory Contract for the Portfolio, the Board requested, received, evaluated and discussed such information and supporting materials related to that information as it deemed necessary for an informed determination of whether the New Sub-Advisory Contract should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the New Sub-Advisory Contract.

The materials provided to the Board in support of the Portfolio’s sub-advisory arrangement included the following: (1) a memorandum and presentation materials discussing: (a) Management’s rationale for recommending that Voya IM replace BlackRock as the sub-adviser to the Portfolio, including the Adviser’s view that Voya IM would provide the Portfolio with more marketable long-term strategy and, in the longer-term, an opportunity for increased scale; (b) the performance of the new sub-advisory team in managing the Alpha+ TIPS investment strategy with such performance being compared against a relevant benchmark index; and (c) Voya IM’s investment philosophy and the firm’s overall investment process; (2) an analysis of pro forma fees and expense tables for the Portfolio that provide information about projected net expense ratios of the Portfolio reflecting Voya IM as sub-adviser; (3) Voya IM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (4) supporting documentation, including a copy of the form of the New Sub-Advisory Contract; and (5) other information relevant to the Board’s evaluation.

In reviewing the proposed New Sub-Advisory Contract with Voya IM, the Board considered a number of factors, including, but not limited to, the following: (1) VIL’s view with respect to the strength and reputation of the Voya IM team in managing its Alpha+ TIPS investment strategy; (2)

the strength and reputation of Voya IM in the investment management industry; (3) the nature, extent and quality of the services to be provided by Voya IM under the proposed New Sub-Advisory Contract; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM and its fit among the stable of managers in the Voya funds line-up; (5) the fairness of the compensation under the New Sub-Advisory Contract in light of the services to be provided by Voya IM as the Portfolio’s sub-adviser; (6) the sub-advisory fee rate payable by the Adviser to Voya IM; (7) Voya IM’s operations and compliance program, including its policies and procedures designed to prevent violations of the Federal securities laws; (8) the appropriateness of the selection of Voya IM in light of the Portfolio’s newly approved principal investment strategies; and (9) Voya IM’s Code of Ethics and related procedures for complying with that Code, which were previously approved by the Board.

With respect to the nature, extent and quality of services to be provided by the Sub-Adviser, the Board was mindful of the “manager-of-managers” platform that has been developed by the Adviser. The Board recognized that the Adviser would be responsible for monitoring the investment program, performance, and developments/on-going operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the Portfolio and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers.

The Board considered that MR&S also typically provides reports to the Investment Review Committees (“IRCs”) at their meetings prior to sub-adviser presentations. In addition, the Board considered that MR&S prepares periodic due diligence reports regarding sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s services to a Voya fund and/ or its performance. The Board also considered that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the

49

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.

The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Portfolio also can benefit from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by the Adviser to monitor sub-adviser performance.

The Board also considered the extent of benefits provided to the Portfolio’s shareholders, beyond investment management services, from being part of the Voya family of funds. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with the Voya funds’ service providers.

After its deliberation, the Board concluded that, in its business judgment, the terms of the New Sub-Advisory Contract with respect to the Portfolio are fair and reasonable to the Portfolio and that approval of the New

Sub-Advisory Contract is in the best interests of the Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the New Sub-Advisory Contract, and based on the information provided and Management’s related representations, the Board concluded that it was satisfied with Management’s responses relating to the fees payable by the Portfolio under the New Sub-Advisory Contract. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the New Sub-Advisory Contract for the Portfolio.

50

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VIT3AIS (1224)

Annual Financial Statements and Other Information

December 31, 2024

Classes ADV, I and S

Voya Investors Trust

◼	Voya Global Perspectives® Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolio’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolio’s complete schedule of portfolio holdings as filed on Form NPORT-P is available at: https://individuals.voya.com/product/ variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya Global Perspectives® Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Global Perspectives® Portfolio (the “Portfolio”) (one of the portfolios constituting Voya Investors Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting Voya Investors Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

1

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024

ASSETS:
Investments in affiliated underlying funds at fair value*	$59,628,191
Cash	14,167
Receivables:
Fund shares sold	176,927
Interest	13
Prepaid expenses	380
Reimbursement due from Investment Adviser	15,002
Other assets	12,310
Total assets	59,846,990

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	176,917
Payable for fund shares redeemed	8
Payable for investment management fees	10,245
Payable for distribution and shareholder service fees	13,679
Payable to trustees under the deferred compensation plan (Note 6)	12,310
Payable for trustee fees	157
Other accrued expenses and liabilities	25,715
Total liabilities	239,031
NET ASSETS	$59,607,959

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$67,143,855
Total distributable loss	(7,535,896)
NET ASSETS	$59,607,959

* Cost of investments in affiliated underlying funds	$55,805,202

Class ADV
Net assets	$52,474,542
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	5,997,009
Net asset value and redemption price per share	$8.75

Class I
Net assets	$7,081,806
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	802,109
Net asset value and redemption price per share	$8.83

Class S
Net assets	$51,611
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	5,910
Net asset value and redemption price per share	$8.73

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,072,095
Interest	250
Other	312
Total investment income	2,072,657
EXPENSES:
Investment management fees	125,789
Distribution and shareholder service fees:
Class ADV	334,551
Class S	159
Transfer agent fees:
Class ADV	12,164
Class I	1,543
Class S	14
Shareholder reporting expense	7,404
Professional fees	27,498
Custody and accounting expense	6,034
Trustee fees	1,573
Miscellaneous expense	10,807
Total expenses	527,536
Waived and reimbursed fees	(231,618)
Net expenses	295,918
Net investment income	1,776,739
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	845,216
Capital gain distributions from affiliated underlying funds	482,039
Net realized gain	1,327,255
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	1,167,383
Net change in unrealized appreciation (depreciation)	1,167,383
Net realized and unrealized gain	2,494,638
Increase in net assets resulting from operations	$4,271,377

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
FROM OPERATIONS:
Net investment income	$1,776,739	$1,871,934
Net realized gain (loss)	1,327,255	(13,119,103)
Net change in unrealized appreciation (depreciation)	1,167,383	17,787,653
Increase in net assets resulting from operations	4,271,377	6,540,484
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,640,185)	(7,800,361)
Class I	(228,800)	(930,196)
Class S	(1,994)	(7,778)
Total distributions	(1,870,979)	(8,738,335)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,266,939	1,150,929
Reinvestment of distributions	1,870,979	8,738,335

	3,137,918	9,889,264
Cost of shares redeemed	(11,911,630)	(11,239,192)
Net decrease in net assets resulting from capital share transactions	(8,773,712)	(1,349,928)
Net decrease in net assets	(6,373,314)	(3,547,779)
NET ASSETS:
Beginning of year or period	65,981,273	69,529,052
End of year or period	$59,607,959	$65,981,273

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or
period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class ADV
12-31-24	8.43	0.24•	0.34	0.58	0.26	—	—	0.26	—	8.75	6.90	0.91	0.50	0.50	2.79	52,475	40
12-31-23	8.78	0.24•	0.62	0.86	0.58	0.63	—	1.21	—	8.43	10.19	0.89	0.52	0.52	2.77	58,570	96
12-31-22	12.08	0.15•	(2.29)	(2.14)	0.31	0.85	—	1.16	—	8.78	(17.69)	0.88	0.50	0.50	1.55	62,243	22
12-31-21	12.13	0.15•	0.54	0.69	0.41	0.33	—	0.74	—	12.08	5.74	0.87	0.52	0.52	1.27	88,974	40
12-31-20	11.17	0.34•	1.34	1.68	0.35	0.37	—	0.72	—	12.13	15.80	0.88	0.51	0.51	3.01	97,298	107
Class I
12-31-24	8.50	0.27•	0.35	0.62	0.29	—	—	0.29	—	8.83	7.31	0.31	0.20	0.20	3.09	7,082	40
12-31-23	8.85	0.26•	0.63	0.89	0.61	0.63	—	1.24	—	8.50	10.50	0.29	0.22	0.22	3.06	7,348	96
12-31-22	12.19	0.18•	(2.32)	(2.14)	0.35	0.85	—	1.20	—	8.85	(17.51)	0.28	0.20	0.20	1.85	7,219	22
12-31-21	12.23	0.19•	0.55	0.74	0.45	0.33	—	0.78	—	12.19	6.09	0.27	0.22	0.22	1.54	8,866	40
12-31-20	11.26	0.38•	1.35	1.73	0.39	0.37	—	0.76	—	12.23	16.13	0.28	0.21	0.21	3.31	9,437	107
Class S
12-31-24	8.42	0.25•	0.33	0.58	0.27	—	—	0.27	—	8.73	6.88	0.56	0.45	0.45	2.84	52	40
12-31-23	8.77	0.23•	0.63	0.86	0.58	0.63	—	1.21	—	8.42	10.28	0.54	0.47	0.47	2.73	62	96
12-31-22	12.08	0.16•	(2.30)	(2.14)	0.32	0.85	—	1.17	—	8.77	(17.66)	0.53	0.45	0.45	1.59	68	22
12-31-21	12.13	0.16•	0.54	0.70	0.42	0.33	—	0.75	—	12.08	5.84	0.52	0.47	0.47	1.29	85	40
12-31-20	11.18	0.34•	1.34	1.68	0.36	0.37	—	0.73	—	12.13	15.79	0.53	0.46	0.46	3.04	77	107

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
●	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The series included in this report is Voya Global Perspectives® Portfolio (“Global Perspectives” or the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolio. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolio. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

The Portfolio seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). The investment companies in which the Portfolio invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. The Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the

6

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

The Portfolio’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

7

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolio may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the year ended December 31, 2024, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

Purchases	Sales
$25,046,295	$33,436,202

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolio has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolio. The Investment Adviser oversees all investment management and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing,

8

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40% of the average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Agreement”) for the Class S shares of the Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares have a shareholder service and distribution plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.30% of the distribution fee for Class ADV shares of the Portfolio, so the actual fee paid by Class ADV shares is an annual rate of 0.05%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Portfolio:

Subsidiary	Percentage
Voya Retirement Insurance and Annuity Company	8.71%

The Portfolio has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolio purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolio may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2024, the per account fees for affiliated recordkeeping services paid by the Portfolio were $13,489.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:

Class ADV	Class I	Class S
1.55%	0.95%	1.20%

These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to and the net expenses of a particular Underlying Fund.

Pursuant to a side letter through May 1, 2025, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I and Class S, respectively. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from the Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations.

9

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of December 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

December 31,
2025	2026	2027	Total
$62,754	$34,082	$50,622	$147,458

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2024, are as follows:

	December 31,
	2025	2026	2027	Total
Class ADV	$—	$10,505	$12,164	$22,669
Class I	—	1,260	1,543	2,803
Class S	—	11	14	25

The Expense Limitation Agreement is contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolio, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio did not utilize the line of credit during the year ended December 31, 2024.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class ADV
12/31/2024	60,456	—	189,836	(1,199,872)	—	(949,580)	521,817	—	1,640,185	(10,392,662)	—	(8,230,660)
12/31/2023	48,179	—	950,105	(1,140,881)	—	(142,597)	408,111	—	7,800,361	(9,886,508)	—	(1,678,036)
Class I
12/31/2024	85,697	—	26,299	(174,004)	—	(62,008)	744,133	—	228,800	(1,502,524)	—	(529,591)
12/31/2023	85,164	—	112,478	(148,808)	—	48,834	741,830	—	930,196	(1,340,134)	—	331,892
Class S
12/31/2024	115	—	231	(1,844)	—	(1,498)	989	—	1,994	(16,444)	—	(13,461)
12/31/2023	121	—	950	(1,375)	—	(304)	988	—	7,778	(12,550)	—	(3,784)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

10

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended December 31, 2024		Year Ended December 31, 2023
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$1,870,979	$—	$4,194,986	$4,543,349

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

Undistributed	Unrealized			Total
Ordinary	Appreciation/	Capital Loss Carryforwards		Distributable
Income	(Depreciation)	Amount	Character	Earnings/(Loss)
$1,977,477	$2,393,493	$(28,245)	Short-term	$(7,535,896)
		(11,878,621)	Long-term
$(11,906,866)

The Portfolio’s major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of December 31, 2024, no provision for income tax is required in the Portfolio’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those

11

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (CONTINUED)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding the Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — SUBSEQUENT EVENTS

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

12

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2024

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
548,189	Voya Emerging Markets Index Portfolio - Class I	$5,438,034	9.1
829,042	Voya Global Bond Fund - Class R6	5,836,459	9.8
816,326	Voya GNMA Income Fund - Class R6	5,959,178	10.0
700,579	Voya High Yield Portfolio - Class I	6,095,035	10.2
209,434	Voya Index Plus LargeCap Portfolio - Class I	6,331,198	10.6
506,351	Voya International Index Portfolio - Class I	5,630,620	9.4
1,116,046 (1)	Voya MidCap Opportunities Portfolio - Class R6	6,562,350	11.0
388,411	Voya Small Company Portfolio - Class R6	6,237,885	10.5
663,598	Voya U.S. Bond Index Portfolio - Class I	5,932,568	10.0
560,486	VY® CBRE Global Real Estate Portfolio - Class I	5,604,864	9.4
	Total Mutual Funds (Cost $55,805,202)	59,628,191	100.0

	Total Investments in Securities (Cost $55,805,202)	$59,628,191	100.0
	Liabilities in Excess of Other Assets	(20,232)	0.0
	Net Assets	$59,607,959	100.0

(1)           Non-income producing security.

See Accompanying Notes to Financial Statements

13

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Mutual Funds	$59,628,191	$—	$—	$59,628,191
Total Investments, at fair value	$59,628,191	$—	$—	$59,628,191

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,318,336	$3,683,487	$(1,616,946)	$53,157	$5,438,034	$362,494	$110,811	$—
Voya Global Bond Fund - Class R6	11,406,208	954,702	(6,175,716)	(348,735)	5,836,459	296,192	(48,356)	—
Voya GNMA Income Fund - Class R6	11,235,555	910,841	(6,144,404)	(42,814)	5,959,178	237,423	(109,211)	—
Voya High Yield Portfolio - Class I	11,202,648	854,996	(5,839,413)	(123,196)	6,095,035	428,859	114,919	—
Voya Index Plus LargeCap Portfolio - Class I	3,437,489	3,635,259	(1,561,357)	819,807	6,331,198	55,002	300,986	292,518
Voya International Index Portfolio - Class I	3,421,707	3,505,286	(1,252,211)	(44,162)	5,630,620	176,974	134,411	—
Voya MidCap Opportunities Portfolio - Class R6	3,494,853	3,664,558	(1,376,131)	779,070	6,562,350	—	225,854	—
Voya Small Company Portfolio - Class R6	3,653,228	3,484,489	(1,254,495)	354,663	6,237,885	60,937	155,451	189,521
Voya U.S. Bond Index Portfolio - Class I	11,160,705	923,263	(6,046,546)	(104,854)	5,932,568	253,187	(128,810)	—
VY® CBRE Global Real Estate Portfolio - Class I	3,685,348	3,429,017	(1,333,948)	(175,553)	5,604,864	201,027	89,161	—
	$66,016,077	$25,045,898	$(32,601,167)	$1,167,383	$59,628,191	$2,072,095	$845,216	$482,039

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $57,234,698.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,393,493
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$2,393,493

See Accompanying Notes to Financial Statements

14

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the tax year ended December 31, 2024 were as follows:

Portfolio Name	Type	Per Share Amount
Voya Global Perspectives® Portfolio
Class ADV	NII	$0.2587
Class I	NII	$0.2867
Class S	NII	$0.2656

NII — Net investment income

Of the ordinary distributions made during the year ended December 31, 2024, 2.65% qualifies for the dividends received deduction (DRD) available to corporate shareholders.

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Fund designated the following amounts as foreign taxes paid for the year ended December 31, 2024:

Creditable		Portion of Ordinary Income
Foreign	Per Share	Derived from Foreign
Taxes Paid	Amount	Sourced Income*
$35,233	$0.0052	22.94%

* The Portfolio listed above did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolio. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

15

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Investors Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Perspectives® Portfolio, a series of the Trust (the “Portfolio”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Portfolio, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC , the sub-adviser to the Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Portfolio (“Selected Peer Group”) based on the Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolio, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolio as set forth in the Management Contract, including oversight of the Portfolio’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolio under

16

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolio and the level of resources committed to the Portfolio (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolio.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Portfolio’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when the Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. The Board considered that, while the Portfolio does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Portfolio through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolio, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its

17

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

affiliated Sub-Adviser attributable to servicing the Portfolio both with and without taking into account the profitability of the distributor of the Portfolio and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolio’s operations may not be fully reflected in the expenses allocated to the Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolio. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolio. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolio and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving the Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding the Portfolio’s more recent performance, asset levels and asset flows. The Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the ten-year period, the fourth quintile for the year-to-date, one-year and five-year periods, and the fifth quintile for the three-year period; and (2) the Portfolio underperformed its primary benchmark for all periods presented.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Portfolio’s performance during certain periods; and (2) the changes to the Portfolio’s portfolio management team in May 2023.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s management fee rate and all-in net expense ratio.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Portfolio and that approval of the continuation of the Contracts is in the best interests of the Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material,

18

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Portfolio for the year ending November 30, 2025.

19

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VITFOFAIS (1224)

Annual Financial Statements and Other Information

December 31, 2024

Classes ADV and I

Voya Investors Trust

■ Voya Retirement Conservative Portfolio	■ Voya Retirement Moderate Portfolio

■ Voya Retirement Growth Portfolio	■ Voya Retirement Moderate Growth Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Retirement Conservative Portfolio, Voya Retirement Growth Portfolio, Voya Retirement Moderate Portfolio and Voya Retirement Moderate Growth Portfolio and the Board of Trustees of Voya Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Retirement Conservative Portfolio, Voya Retirement Growth Portfolio, Voya Retirement Moderate Portfolio and Voya Retirement Moderate Growth Portfolio (collectively referred to as the “Portfolios”) (four of the portfolios constituting Voya Investors Trust (the “Trust”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (four of the portfolios constituting Voya Investors Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

1

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$236,230,138	$1,768,870,220	$636,941,904	$1,205,172,622
Investments in unaffiliated underlying funds at fair value**	20,792,807	–	13,096,740	–
Cash	202,546	–	385,898	–
Receivables:
Investments in affiliated underlying funds sold	176,184	1,298,404	138,199	–
Fund shares sold	73,891	14,012	58,281	218,852
Interest	250	–	485	–
Prepaid expenses	1,725	11,369	4,199	7,725
Other assets	19,878	164,813	66,011	113,445
Total assets	257,497,419	1,770,358,818	650,691,717	1,205,512,644
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	–	–	–	218,669
Payable for fund shares redeemed	250,075	1,312,417	196,479	182
Payable for investment management fees	55,537	365,468	135,875	248,274
Payable for distribution and shareholder service fees	55,658	628,108	184,095	394,809
Payable to trustees under the deferred compensation plan (Note 6)	19,878	164,813	66,011	113,445
Payable for trustee fees	696	4,588	1,707	3,121
Other accrued expenses and liabilities	33,118	101,612	51,767	77,428
Total liabilities	414,962	2,577,006	635,934	1,055,928
NET ASSETS	$257,082,457	$1,767,781,812	$650,055,783	$1,204,456,716
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$237,810,298	$1,526,831,615	$655,416,018	$1,101,831,314
Total distributable earnings (loss)	19,272,159	240,950,197	(5,360,235)	102,625,402
NET ASSETS	$257,082,457	$1,767,781,812	$650,055,783	$1,204,456,716
* Cost of investments in affiliated underlying funds	$218,182,135	$1,664,092,113	$657,800,753	$1,165,810,012
** Cost of investments in unaffiliated underlying funds	$21,217,746	$—	$14,127,414	$—

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
Class ADV
Net assets	$256,411,574	$1,715,675,791	$629,374,917	$1,181,894,139
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	32,535,846	143,139,981	63,549,504	108,695,531
Net asset value and redemption price per share	$7.88	$11.99	$9.90	$10.87
Class I
Net assets	$670,883	$52,106,021	$20,680,866	$22,562,577
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	83,399	4,320,841	2,055,345	2,109,331
Net asset value and redemption price per share	$8.04	$12.06	$10.06	$10.70

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderate
	Conservative	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$9,264,510	$40,914,638	$22,075,479	$32,090,161
Dividends from unaffiliated underlying funds	643,691	—	402,090	—
Interest	7,771	6,375	14,234	2,910
Other	1,397	9,011	3,387	6,151
Total investment income	9,917,369	40,930,024	22,495,190	32,099,222
EXPENSES:
Investment management fees	687,717	4,402,781	1,652,524	2,994,936
Distribution and shareholder service fees:
Class ADV	1,386,861	8,917,587	3,306,847	6,118,697
Transfer agent fees:
Class ADV	36,533	28,666	37,152	39,672
Class I	93	824	1,189	786
Shareholder reporting expense	11,609	32,110	21,150	19,938
Professional fees	19,545	115,169	50,122	73,260
Custody and accounting expense	22,056	109,800	57,840	79,116
Trustee fees	6,953	45,886	17,067	31,208
Miscellaneous expense	18,300	100,770	37,339	64,680
Interest expense	431	—	—	1,347
Total expenses	2,190,098	13,753,593	5,181,230	9,423,640
Waived and reimbursed fees	(687,888)	(1,339,414)	(1,049,601)	(1,353,475)
Net expenses	1,502,210	12,414,179	4,131,629	8,070,165
Net investment income	8,415,159	28,515,845	18,363,561	24,029,057
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(2,463,579)	48,875,587	(2,352,790)	9,200,276
Sale of unaffiliated underlying funds	(81,241)	—	(91,310)	—
Capital gain distributions from affiliated underlying funds	4,389,757	86,973,289	16,660,005	50,865,385
Net realized gain	1,844,937	135,848,876	14,215,905	60,065,661
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	5,186,195	85,195,728	19,258,519	62,037,940
Unaffiliated underlying funds	64,342	—	(50,328)	—
Net change in unrealized appreciation (depreciation)	5,250,537	85,195,728	19,208,191	62,037,940
Net realized and unrealized gain	7,095,474	221,044,604	33,424,096	122,103,601
Increase in net assets resulting from operations	$15,510,633	$249,560,449	$51,787,657	$146,132,658

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement		Voya Retirement
	Conservative Portfolio		Growth Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$8,415,159	$8,644,518	$28,515,845	$36,396,007
Net realized gain	1,844,937	2,069,450	135,848,876	98,530,077
Net change in unrealized appreciation (depreciation)	5,250,537	14,830,265	85,195,728	167,175,644
Increase in net assets resulting from operations	15,510,633	25,544,233	249,560,449	302,101,728
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(12,975,461)	(11,737,641)	(139,753,115)	(173,503,142)
Class I	(38,805)	(28,878)	(4,208,165)	(4,623,828)
Total distributions	(13,014,266)	(11,766,519)	(143,961,280)	(178,126,970)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,620,834	10,850,691	7,444,851	14,003,578
Reinvestment of distributions	13,014,225	11,766,487	143,961,280	178,126,970
	25,635,059	22,617,178	151,406,131	192,130,548
Cost of shares redeemed	(69,527,091)	(55,362,120)	(345,372,835)	(295,703,700)
Net decrease in net assets resulting from capital share transactions	(43,892,032)	(32,744,942)	(193,966,704)	(103,573,152)
Net increase (decrease) in net assets	(41,395,665)	(18,967,228)	(88,367,535)	20,401,606
NET ASSETS:
Beginning of year or period	298,478,122	317,445,350	1,856,149,347	1,835,747,741
End of year or period	$257,082,457	$298,478,122	$1,767,781,812	$1,856,149,347

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

			Voya
	Voya Retirement		Retirement Moderate
	Moderate Portfolio		Growth Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$18,363,561	$19,073,916	$24,029,057	$27,279,900
Net realized gain	14,215,905	16,216,019	60,065,661	58,309,900
Net change in unrealized appreciation (depreciation)	19,208,191	41,263,948	62,037,940	95,812,205
Increase in net assets resulting from operations	51,787,657	76,553,883	146,132,658	181,402,005
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(36,148,559)	(42,853,070)	(86,262,217)	(110,826,193)
Class I	(1,205,019)	(1,391,494)	(1,818,964)	(2,232,874)
Total distributions	(37,353,578)	(44,244,564)	(88,081,181)	(113,059,067)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,589,764	11,446,559	11,340,143	10,356,209
Reinvestment of distributions	37,353,578	44,244,564	88,081,181	113,059,067
	48,943,342	55,691,123	99,421,324	123,415,276
Cost of shares redeemed	(121,505,701)	(112,067,447)	(225,985,327)	(185,624,189)
Net decrease in net assets resulting from capital share transactions	(72,562,359)	(56,376,324)	(126,564,003)	(62,208,913)
Net increase (decrease) in net assets	(58,128,280)	(24,067,005)	(68,512,526)	6,134,025
NET ASSETS:
Beginning of year or period	708,184,063	732,251,068	1,272,969,242	1,266,835,217
End of year or period	$650,055,783	$708,184,063	$1,204,456,716	$1,272,969,242

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Retirement Conservative Portfolio
Class ADV
12-31-24	7.82	0.24•	0.20	0.44	0.25	0.13	—	0.38	—	7.88	5.67	0.79	0.54	0.54	3.03	256,412	21
12-31-23	7.47	0.22•	0.43	0.65	0.15	0.15	—	0.30	—	7.82	8.79	0.79	0.54	0.54	2.83	297,835	22
12-31-22	9.87	0.13•	(1.49)	(1.36)	0.19	0.85	—	1.04	—	7.47	(13.99)	0.78	0.53	0.53	1.61	316,601	22
12-31-21	9.84	0.12•	0.33	0.45	0.21	0.21	—	0.42	—	9.87	4.69	0.79	0.54	0.54	1.22	420,230	26
12-31-20	9.31	0.18	0.75	0.93	0.17	0.23	—	0.40	—	9.84	10.33	0.77	0.52	0.52	1.90	444,944	27
Class I
12-31-24	7.98	0.26•	0.20	0.46	0.27	0.13	—	0.40	—	8.04	5.85	0.29	0.29	0.29	3.28	671	21
12-31-23	7.62	0.23•	0.45	0.68	0.17	0.15	—	0.32	—	7.98	9.06	0.29	0.29	0.29	3.02	643	22
12-31-22	10.04	0.16•	(1.51)	(1.35)	0.22	0.85	—	1.07	—	7.62	(13.68)	0.28	0.28	0.28	1.84	844	22
12-31-21	10.01	0.15•	0.33	0.48	0.24	0.21	—	0.45	—	10.04	4.87	0.29	0.29	0.29	1.46	1,390	26
12-31-20	9.45	0.24•	0.75	0.99	0.20	0.23	—	0.43	—	10.01	10.77	0.27	0.27	0.27	2.47	1,276	27
Voya Retirement Growth Portfolio
Class ADV
12-31-24	11.34	0.18•	1.45	1.63	0.25	0.73	—	0.98	—	11.99	14.55	0.76	0.69	0.69	1.54	1,715,676	18
12-31-23	10.61	0.22•	1.63	1.85	0.17	0.95	—	1.12	—	11.34	17.82	0.76	0.69	0.69	1.97	1,807,320	21
12-31-22	15.03	0.13•	(2.68)	(2.55)	0.14	1.73	—	1.87	—	10.61	(16.71)	0.76	0.68	0.68	1.08	1,791,695	19
12-31-21	13.80	0.10•	2.00	2.10	0.25	0.62	—	0.87	—	15.03	15.52	0.77	0.69	0.69	0.66	2,483,104	21
12-31-20	13.00	0.20•	1.44	1.64	0.30	0.54	—	0.84	—	13.80	13.64	0.76	0.68	0.68	1.62	2,499,847	27
Class I
12-31-24	11.41	0.24•	1.44	1.68	0.30	0.73	—	1.03	—	12.06	14.96	0.26	0.26	0.26	1.97	52,106	18
12-31-23	10.67	0.27•	1.64	1.91	0.22	0.95	—	1.17	—	11.41	18.38	0.26	0.26	0.26	2.41	48,830	21
12-31-22	15.12	0.19•	(2.70)	(2.51)	0.21	1.73	—	1.94	—	10.67	(16.32)	0.26	0.26	0.26	1.55	44,053	19
12-31-21	13.88	0.16•	2.01	2.17	0.31	0.62	—	0.93	—	15.12	15.96	0.27	0.27	0.27	1.12	53,917	21
12-31-20	13.08	0.27	1.43	1.70	0.36	0.54	—	0.90	—	13.88	14.11	0.26	0.26	0.26	2.07	51,526	27
Voya Retirement Moderate Portfolio
Class ADV
12-31-24	9.71	0.27•	0.49	0.76	0.29	0.28	—	0.57	—	9.90	7.81	0.77	0.62	0.62	2.68	629,375	16
12-31-23	9.29	0.25•	0.77	1.02	0.16	0.44	—	0.60	—	9.71	11.24	0.77	0.61	0.61	2.65	686,476	19
12-31-22	12.63	0.14•	(2.04)	(1.90)	0.19	1.25	—	1.44	—	9.29	(15.17)	0.77	0.61	0.61	1.33	710,975	19
12-31-21	12.24	0.12•	1.03	1.15	0.24	0.52	—	0.76	—	12.63	9.64	0.78	0.62	0.62	0.94	962,098	26
12-31-20	11.55	0.20•	1.14	1.34	0.25	0.40	—	0.65	—	12.24	12.17	0.77	0.61	0.61	1.73	988,153	28
Class I
12-31-24	9.86	0.30•	0.50	0.80	0.32	0.28	—	0.60	—	10.06	8.19	0.27	0.27	0.27	3.02	20,681	16
12-31-23	9.43	0.29•	0.78	1.07	0.20	0.44	—	0.64	—	9.86	11.61	0.27	0.27	0.27	3.00	21,708	19
12-31-22	12.81	0.18•	(2.07)	(1.89)	0.24	1.25	—	1.49	—	9.43	(14.87)	0.27	0.27	0.27	1.70	21,276	19
12-31-21	12.40	0.17•	1.05	1.22	0.29	0.52	—	0.81	—	12.81	10.05	0.28	0.28	0.28	1.31	26,121	26
12-31-20	11.70	0.24	1.15	1.39	0.29	0.40	—	0.69	—	12.40	12.51	0.27	0.27	0.27	2.06	22,906	28
Voya Retirement Moderate Growth Portfolio
Class ADV
12-31-24	10.40	0.21•	1.06	1.27	0.25	0.55	—	0.80	—	10.87	12.32	0.76	0.65	0.65	1.92	1,181,894	16
12-31-23	9.87	0.22•	1.26	1.48	0.15	0.80	—	0.95	—	10.40	15.37	0.77	0.66	0.66	2.15	1,247,175	17
12-31-22	13.71	0.13•	(2.37)	(2.24)	0.16	1.44	—	1.60	—	9.87	(16.30)	0.76	0.65	0.65	1.13	1,243,439	18
12-31-21	12.79	0.10•	1.64	1.74	0.24	0.58	—	0.82	—	13.71	13.92	0.77	0.66	0.66	0.77	1,720,105	20
12-31-20	12.10	0.20•	1.29	1.49	0.27	0.53	—	0.80	—	12.79	13.15	0.76	0.65	0.65	1.66	1,736,505	28
Class I
12-31-24	10.24	0.25•	1.05	1.30	0.29	0.55	—	0.84	—	10.70	12.88	0.26	0.26	0.26	2.31	22,563	16

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Retirement Moderate Growth Portfolio (continued)
Class I (continued)
12-31-23	9.74	0.26•	1.24	1.50	0.20	0.80	—	1.00	—	10.24	15.79	0.27	0.27	0.27	2.58	25,794	17
12-31-22	13.58	0.18•	(2.36)	(2.18)	0.22	1.44	—	1.66	—	9.74	(16.01)	0.26	0.26	0.26	1.59	23,397	18
12-31-21	12.67	0.16•	1.62	1.78	0.29	0.58	—	0.87	—	13.58	14.41	0.27	0.27	0.27	1.20	28,228	20
12-31-20	12.00	0.25	1.27	1.52	0.32	0.53	—	0.85	—	12.67	13.59	0.26	0.26	0.26	2.10	24,726	28

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-two active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Growth Portfolio (“Growth”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Growth Portfolio (“Moderate Growth”), each a diversified series of the Trust.

The classes of shares included in this report are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when

9

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the

10

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT IN UNDERLYING FUNDS

For the year ended December 31, 2024, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$ 58,312,233	$ 102,302,922
Growth	335,930,835	558,393,568
Moderate	109,229,715	184,261,442
Moderate Growth	201,493,287	341,282,221

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Any fees waived are not subject to recoupment. Termination or modification of this obligation requires approval by the Board.

11

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Conservative	29.46%
	Moderate	14.01
	Moderate Growth	7.87

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Conservative	$36,574
Growth	29,346
Moderate	38,221
Moderate Growth	40,320

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

	Class	Class
Portfolio	ADV	I
Conservative	0.92%	0.67%
Growth	1.07%	0.82%
Moderate	1.00%	0.75%
Moderate Growth	1.04%	0.79%

These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2024, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

The Expense Limitation Agreement is contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the year ended December 31, 2024:

12

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Conservative	3	$818,000	6.33%
Moderate Growth	11	696,636	6.33

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Conservative
Class ADV
12/31/2024	1,577,954	—	1,669,944	(8,793,631)	—	(5,545,733)	12,406,540	—	12,975,461	(69,294,799)	—	(43,912,798)
12/31/2023	1,398,647	—	1,546,461	(7,259,161)	—	(4,314,053)	10,760,177	—	11,737,641	(55,008,045)	—	(32,510,227)
Class I
12/31/2024	26,681	—	4,894	(28,765)	—	2,810	214,294	—	38,764	(232,292)	—	20,766
12/31/2023	11,428	—	3,732	(45,415)	—	(30,255)	90,514	—	28,846	(354,075)	—	(234,715)
Growth
Class ADV
12/31/2024	546,010	—	11,954,929	(28,681,681)	—	(16,180,742)	6,512,133	—	139,753,115	(340,619,561)	—	(194,354,313)
12/31/2023	1,112,765	—	15,976,348	(26,628,621)	—	(9,539,508)	12,112,622	—	173,503,142	(290,851,965)	—	(105,236,201)
Class I
12/31/2024	78,197	—	358,447	(395,940)	—	40,704	932,718	—	4,208,165	(4,753,274)	—	387,609
12/31/2023	169,124	—	424,204	(441,560)	—	151,768	1,890,956	—	4,623,828	(4,851,735)	—	1,663,049
Moderate
Class ADV
12/31/2024	1,086,517	—	3,703,746	(11,913,555)	—	(7,123,292)	10,752,092	—	36,148,559	(117,989,299)	—	(71,088,648)
12/31/2023	1,138,666	—	4,563,692	(11,572,037)	—	(5,869,679)	10,796,569	—	42,853,070	(109,465,360)	—	(55,815,721)
Class I
12/31/2024	83,437	—	121,719	(350,952)	—	(145,796)	837,672	—	1,205,019	(3,516,402)	—	(1,473,711)
12/31/2023	67,938	—	146,165	(270,006)	—	(55,903)	649,990	—	1,391,494	(2,602,087)	—	(560,603)
Moderate Growth
Class ADV
12/31/2024	979,460	—	8,122,619	(20,315,795)	—	(11,213,716)	10,602,320	—	86,262,217	(219,022,596)	—	(122,158,059)
12/31/2023	901,016	—	11,093,713	(18,123,242)	—	(6,128,513)	9,100,182	—	110,826,193	(183,195,336)	—	(63,268,961)
Class I
12/31/2024	69,400	—	174,397	(652,294)	—	(408,497)	737,823	—	1,818,964	(6,962,731)	—	(4,405,944)
12/31/2023	126,004	—	227,380	(238,332)	—	115,052	1,256,027	—	2,232,874	(2,428,853)	—	1,060,048

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

13

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Conservative	$9,558,362	$3,455,904	$5,971,247	$5,795,272
Growth	39,914,748	104,046,532	26,802,230	151,324,740
Moderate	19,980,478	17,373,100	11,736,639	32,507,925
Moderate Growth	28,906,972	59,174,209	18,142,774	94,916,293

The tax-basis components of distributable earnings as of December 31, 2024 were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Total Distributable
	Income	Capital Gains	(Depreciation)	Earnings/(Loss)
Conservative	$8,702,099	$4,912,858	$5,657,202	$19,272,159
Growth	31,287,510	142,246,896	67,415,791	240,950,197
Moderate	18,999,933	21,696,247	(46,056,415)	(5,360,235)
Moderate Growth	24,740,112	72,478,809	5,406,481	102,625,402

At December 31, 2024, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of December 31, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange traded suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience

14

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (CONTINUED)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

15

VOYA RETIREMENT	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF DECEMBER 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.1%
300,180	Schwab U.S. TIPS ETF	$7,753,649	3.0
168,748	Vanguard Short-Term Bond ETF	13,039,158	5.1
	Total Exchange-Traded Funds
	(Cost $21,217,746)	20,792,807	8.1

MUTUAL FUNDS: 91.9%
	Affiliated Investment Companies: 91.9%
1,499,013	Voya High Yield Bond Fund - Class R6	10,373,172	4.0
685,080	Voya International Index Portfolio - Class I	7,618,091	3.0
437,128	Voya Russell™ Mid Cap Index Portfolio - Class I	5,022,604	2.0
3,903,397	Voya Short Duration Bond Fund - Class R6	36,418,699	14.2
14,132,985	Voya U.S. Bond Index Portfolio - Class I	126,348,884	49.1
2,488,835	Voya U.S. Stock Index Portfolio - Class I	50,448,688	19.6
	Total Mutual Funds (Cost $218,182,135)	236,230,138	91.9
	Total Long-Term Investments (Cost $239,399,881)	257,022,945	100.0
	Total Investments in Securities (Cost $239,399,881)	$257,022,945	100.0
	Assets in Excess of Other Liabilities	59,512	0.0
	Net Assets	$257,082,457	100.0

See Accompanying Notes to Financial Statements

16

VOYA RETIREMENT	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$20,792,807	$—	$—	$20,792,807
Mutual Funds	236,230,138	—	—	236,230,138
Total Investments, at fair value	$257,022,945	$—	$—	$257,022,945

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$12,269,668	$1,211,893	$(3,064,441)	$(43,948)	$10,373,172	$763,182	$54,273	$—
Voya International Index Portfolio - Class I	9,017,088	1,136,636	(2,350,354)	(185,279)	7,618,091	240,514	262,584	—
Voya Russell™ Large Cap Value Index Portfolio - Class I	6,115,705	314,882	(6,045,168)	(385,419)	—	119,010	613,837	93,804
Voya Russell™ Mid Cap Index Portfolio - Class I	—	5,648,309	(1,089,093)	463,388	5,022,604	—	85,869	—
Voya Short Duration Bond Fund - Class R6	41,605,279	5,891,283	(11,824,921)	747,058	36,418,699	1,834,779	(748,434)	—
Voya U.S. Bond Index Portfolio - Class I	157,300,710	24,694,748	(59,004,709)	3,358,135	126,348,884	5,680,945	(7,956,693)	—
Voya U.S. Stock Index Portfolio - Class I	53,247,532	13,873,390	(17,904,494)	1,232,260	50,448,688	626,080	5,224,985	4,295,953
	$279,555,982	$52,771,141	$(101,283,180)	$5,186,195	$236,230,138	$9,264,510	$(2,463,579)	$4,389,757

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $251,365,743.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$31,159,105
Gross Unrealized Depreciation	(25,501,903)
Net Unrealized Appreciation	$5,657,202

See Accompanying Notes to Financial Statements

17

VOYA RETIREMENT	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF DECEMBER 31, 2024

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
5,367,184	Voya Emerging Markets Index Portfolio - Class I	$53,242,462	3.0
5,226,218	Voya High Yield Bond Fund - Class R6	36,165,426	2.0
17,521,923	Voya International Index Portfolio - Class I	194,843,788	11.0
635,804	Voya Russell™ Large Cap Growth Index - Class I	52,205,900	3.0
15,249,151	Voya Russell™ Mid Cap Index Portfolio - Class I	175,212,748	9.9
2,442,746	Voya Russell™ Small Cap Index Portfolio - Class I	34,589,281	2.0
9,743,069	Voya Short Duration Bond Fund - Class R6	90,902,834	5.1
28,169,466	Voya U.S. Bond Index Portfolio - Class I	251,835,028	14.3
43,407,635	Voya U.S. Stock Index Portfolio - Class I	879,872,753	49.8
	Total Mutual Funds (Cost $1,664,092,113)	1,768,870,220	100.1

	Total Investments in Securities (Cost $1,664,092,113)	$1,768,870,220	100.1
	Liabilities in Excess of Other Assets	(1,088,408)	(0.1)
	Net Assets	$1,767,781,812	100.0

See Accompanying Notes to Financial Statements

18

VOYA RETIREMENT	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Mutual Funds	$1,768,870,220	$—	$—	$1,768,870,220
Total Investments, at fair value	$1,768,870,220	$—	$—	$1,768,870,220

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$53,224,217	$11,932,588	$(16,667,948)	$4,753,605	$53,242,462	$3,178,582	$(4,413,242)	$—
Voya High Yield Bond Fund - Class R6	37,103,051	6,012,317	(6,799,814)	(150,128)	36,165,426	2,500,014	211,659	—
Voya International Index Portfolio - Class I	200,058,939	34,902,416	(35,327,253)	(4,790,314)	194,843,788	5,652,457	5,973,042	—
Voya Russell TM Large Cap Growth Index - Class I	—	56,010,436	(8,138,384)	4,333,848	52,205,900	—	402,298	—
Voya Russell™ Large Cap Value Index Portfolio - Class I	55,469,744	2,734,874	(54,696,342)	(3,508,276)	—	1,148,085	5,614,539	904,925
Voya Russell™ Mid Cap Index Portfolio - Class I	152,040,478	57,375,729	(37,784,059)	3,580,600	175,212,748	1,822,026	6,030,467	13,043,572
Voya Russell TM Small Cap Index Portfolio - Class I	37,842,515	5,212,982	(6,980,929)	(1,485,287)	34,589,281	448,375	2,766,111	2,299,464
Voya Short Duration Bond Fund - Class R6	125,621,217	21,008,968	(59,042,387)	3,315,036	90,902,834	5,145,002	(3,546,497)	—
Voya U.S. Bond Index Portfolio - Class I	249,205,031	58,960,948	(60,969,169)	4,638,218	251,835,028	10,136,308	(12,354,598)	—
Voya U.S. Stock Index Portfolio - Class I	946,695,459	81,780,560	(223,111,692)	74,508,426	879,872,753	10,883,789	48,191,808	70,725,328
	$1,857,260,651	$335,931,818	$(509,517,977)	$85,195,728	$1,768,870,220	$40,914,638	$48,875,587	$86,973,289

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,701,454,429.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$141,996,197
Gross Unrealized Depreciation	(74,580,406)
Net Unrealized Appreciation	$67,415,791

See Accompanying Notes to Financial Statements

19

VOYA RETIREMENT	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF DECEMBER 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
507,036	Schwab U.S. TIPS ETF	$13,096,740	2.0
	Total Exchange-Traded Funds
	(Cost $14,127,414)	13,096,740	2.0
MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
1,301,957	Voya Emerging Markets Index Portfolio - Class I	12,915,411	2.0
3,803,919	Voya High Yield Bond Fund - Class R6	26,323,117	4.1
3,477,223	Voya International Index Portfolio - Class I	38,666,722	5.9
1,664,126	Voya Russell™ Mid Cap Index Portfolio - Class I	19,120,807	2.9
8,509,809	Voya Short Duration Bond Fund - Class R6	79,396,515	12.2
30,746,018	Voya U.S. Bond Index Portfolio - Class I	274,869,400	42.3
9,158,852	Voya U.S. Stock Index Portfolio - Class I	185,649,932	28.6
	Total Mutual Funds (Cost $657,800,753)	636,941,904	98.0
	Total Long-Term Investments (Cost $671,928,167)	650,038,644	100.0
	Total Investments in Securities (Cost $671,928,167)	$650,038,644	100.0
	Assets in Excess of Other Liabilities	17,139	0.0
	Net Assets	$650,055,783	100.0

See Accompanying Notes to Financial Statements

20

VOYA RETIREMENT	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,096,740	$—	$—	$13,096,740
Mutual Funds	636,941,904	—	—	636,941,904
Total Investments, at fair value	$650,038,644	$—	$—	$650,038,644

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,840,394	$2,110,063	$(3,416,221)	$381,175	$12,915,411	$793,116	$(301,383)	$—
Voya High Yield Bond Fund - Class R6	28,890,206	2,630,619	(5,076,578)	(121,130)	26,323,117	1,869,238	153,705	—
Voya International Index Portfolio - Class I	42,472,338	5,079,781	(7,655,145)	(1,230,252)	38,666,722	1,157,211	1,514,110	—
Voya Russell™ Large Cap Value Index Portfolio - Class I	14,399,233	543,235	(14,032,568)	(909,900)	—	286,320	1,453,079	225,678
Voya Russell™ Mid Cap Index Portfolio - Class I	14,802,645	8,563,081	(6,678,464)	2,433,545	19,120,807	170,722	(1,190,027)	1,222,169
Voya Short Duration Bond Fund - Class R6	83,917,893	9,485,580	(14,975,387)	968,429	79,396,515	3,878,695	(968,021)	—
Voya U.S. Bond Index Portfolio - Class I	303,707,204	45,827,458	(78,199,140)	3,533,878	274,869,400	11,624,185	(12,781,682)	—
Voya U.S. Stock Index Portfolio - Class I	191,857,840	34,950,036	(55,360,718)	14,202,774	185,649,932	2,295,992	9,767,429	15,212,158
	$693,887,753	$109,189,853	$(185,394,221)	$19,258,519	$636,941,904	$22,075,479	$(2,352,790)	$16,660,005

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $696,095,059.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$25,413,448
Gross Unrealized Depreciation	(71,469,863)
Net Unrealized Depreciation	$(46,056,415)

See Accompanying Notes to Financial Statements

21

VOYA RETIREMENT MODERATE	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF DECEMBER 31, 2024

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
2,427,746	Voya Emerging Markets Index Portfolio - Class I	$24,083,241	2.0
3,546,033	Voya High Yield Bond Fund - Class R6	24,538,547	2.0
7,565,329	Voya International Index Portfolio - Class I	84,126,456	7.0
287,582	Voya Russell™ Large Cap Growth Index - Class I	23,613,357	2.0
5,173,033	Voya Russell™ Mid Cap Index Portfolio - Class I	59,438,154	4.9
10,577,163	Voya Short Duration Bond Fund - Class R6	98,684,931	8.2
36,860,964	Voya U.S. Bond Index Portfolio - Class I	329,537,015	27.4
27,683,815	Voya U.S. Stock Index Portfolio - Class I	561,150,921	46.6
	Total Mutual Funds (Cost $1,165,810,012)	1,205,172,622	100.1
	Total Investments in Securities (Cost $1,165,810,012)	$1,205,172,622	100.1
	Liabilities in Excess of Other Assets	(715,906)	(0.1)
	Net Assets	$1,204,456,716	100.0

See Accompanying Notes to Financial Statements

22

VOYA RETIREMENT MODERATE	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Mutual Funds	$1,205,172,622	$—	$—	$1,205,172,622
Total Investments, at fair value	$1,205,172,622	$—	$—	$1,205,172,622

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$24,562,032	$4,865,272	$(7,654,574)	$2,310,511	$24,083,241	$1,446,812	$(2,172,041)	$—
Voya High Yield Bond Fund - Class R6	25,635,955	3,528,581	(4,525,138)	(100,851)	24,538,547	1,704,498	138,595	—
Voya International Index Portfolio - Class I	87,935,229	13,552,062	(15,312,310)	(2,048,525)	84,126,456	2,453,918	2,579,719	—
Voya Russell™ Large Cap Growth Index - Class I	—	25,285,371	(3,640,299)	1,968,285	23,613,357	—	178,701	—
Voya Russell™ Mid Cap Index Portfolio - Class I	65,657,329	8,702,452	(18,831,764)	3,910,137	59,438,154	777,081	(1,417,590)	5,562,988
Voya Short Duration Bond Fund - Class R6	99,148,831	17,432,450	(19,212,491)	1,316,141	98,684,931	4,717,517	(1,281,963)	—
Voya U.S. Bond Index Portfolio - Class I	368,820,389	70,887,176	(121,798,764)	11,628,214	329,537,015	14,054,322	(22,775,719)	—
Voya U.S. Stock Index Portfolio - Class I	601,962,280	57,241,218	(141,106,605)	43,054,028	561,150,921	6,936,013	33,950,574	45,302,397
	$1,273,722,045	$201,494,582	$(332,081,945)	$62,037,940	$1,205,172,622	$32,090,161	$9,200,276	$50,865,385

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,199,766,142.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$86,311,148
Gross Unrealized Depreciation	(80,904,667)
Net Unrealized Appreciation	$5,406,481

See Accompanying Notes to Financial Statements

23

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

		Per Share			Per Share
Portfolio Name	Type	Amount	Portfolio Name	Type	Amount
Voya Retirement Conservative Portfolio			Voya Retirement Moderate Portfolio
Class ADV	NII	$0.2513	Class ADV	NII	$0.2857
Class I	NII	$0.2739	Class I	NII	$0.3225
All Classes	STCG	$0.0266	All Classes	STCG	$0.0137
All Classes	LTCG	$0.1005	All Classes	LTCG	$0.2613
Voya Retirement Growth Portfolio			Voya Retirement Moderate Growth Portfolio
Class ADV	NII	$0.2455	Class ADV	NII	$0.2451
Class I	NII	$0.2987	Class I	NII	$0.2895
All Classes	STCG	$0.0239	All Classes	STCG	$0.0146
All Classes	LTCG	$0.7061	All Classes	LTCG	$0.5334

NII - Net investment income

STCG- Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Retirement Conservative Portfolio	8.41%
Voya Retirement Growth Portfolio	39.80%
Voya Retirement Moderate Portfolio	15.16%
Voya Retirement Moderate Growth Portfolio	32.81%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Retirement Conservative Portfolio	$3,455,904
Voya Retirement Growth Portfolio	$104,046,532
Voya Retirement Moderate Portfolio	$17,373,100
Voya Retirement Moderate Growth Portfolio	$59,174,209

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2024:

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Derived from
	Taxes Paid	Amount	Foreign Sourced Income*
Voya Retirement Conservative Portfolio	$ 14,709	$0.0005	2.34%
Voya Retirement Growth Portfolio	$ 614,720	$0.0042	19.80%
Voya Retirement Moderate Portfolio	$ 132,516	$0.0020	8.31%
Voya Retirement Moderate Growth Portfolio	$ 270,319	$0.0024	11.71%

*            None of the Portfolios listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

24

TAX INFORMATION (UNAUDITED) (CONTINUED)

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

25

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Investors Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Retirement Conservative Portfolio, Voya Retirement Growth Portfolio, Voya Retirement Moderate Growth Portfolio, and Voya Retirement Moderate Portfolio, each a series of the Trust (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and

26

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. The Board considered that, while the Portfolios do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services

27

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November

12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Retirement Conservative Portfolio

In considering whether to approve the renewal of the Contracts for Voya Retirement Conservative Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the ten-year period, the second quintile for the five-year period and the third quintile for the year-to-date, one-year and three-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fifth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Retirement Growth Portfolio

28

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

In considering whether to approve the renewal of the Contracts for Voya Retirement Growth Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, three-year, five-year and ten-year periods and the third quintile for the year-to-date period; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the ten-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fourth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Retirement Moderate Growth Portfolio

In considering whether to approve the renewal of the Contracts for Voya Retirement Moderate Growth Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the three-year and five-year periods and the third quintile for the year-to-date, one-year and ten-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fourth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Retirement Moderate Portfolio

In considering whether to approve the renewal of the Contracts for Voya Retirement Moderate Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the five-year and ten-year periods, the second quintile for the three-year period and the third quintile for the year-to-date and one-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fourth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

29

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2025.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-RETADVI (1224)

Annual Financial Statements and Other Information

December 31, 2024

■	Voya VACS Index Series EM Portfolio
■	Voya VACS Index Series I Portfolio
■	Voya VACS Index Series MC Portfolio
■	Voya VACS Index Series S Portfolio
■	Voya VACS Index Series SC Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya VACS Index Series EM Portfolio, Voya VACS Index Series I Portfolio, Voya VACS Index Series MC Portfolio, Voya VACS Index Series SC Portfolio, Voya VACS Index Series S Portfolio and the Boards of Directors/ Trustees of Voya Variable Portfolios, Inc. and Voya Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya VACS Index Series EM Portfolio, Voya VACS Index Series I Portfolio, Voya VACS Index Series MC Portfolio, Voya VACS Index Series SC Portfolio and Voya VACS Index Series S Portfolio (collectively referred to as the “Portfolios”) (four portfolios constituting Voya Variable Portfolios, Inc. and one portfolio constituting Voya Investors Trust, respectively (collectively referred to as the “Registrants”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio constituting the Registrants	Statement of Operations	Statements of changes in net assets	Financial highlights
Voya VACS Index Series EM Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from March 15, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and the period from March 15, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series I Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from February 3, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and the period from February 3, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series MC Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from January 27, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and the period from January 27, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series SC Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from January 20, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and the period from January 20, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series S Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from January 27, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and the period from January 27, 2023 (commencement of operations) through December 31, 2023

 1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Basis for Opinion

These financial statements are the responsibility of the Registrant’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Registrants are not required to have, nor were we engaged to perform, an audit of the Registrants’ internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Registrants’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

 2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
ASSETS:
Investments in securities at fair value+*	$436,991,821	$1,634,139,685	$462,880,610
Investments in affiliates at fair value**	–	–	262,311
Short-term investments at fair value†	14,079,008	90,788,719	10,231,030
Cash	94	34	135,878
Cash collateral for futures contracts	351,991	1,363,495	103,995
Foreign currencies at value‡	522,569	2,428,152	–
Receivables:
Investment securities sold	3,223	185,319	–
Fund shares sold	347	868	347
Dividends	648,773	1,738,091	420,027
Interest	17	6	102
Foreign tax reclaims	57,598	4,321,454	–
Variation margin on futures contracts	–	–	3,400
Other assets	1,388	5,741	1,598
Total assets	452,656,829	1,734,971,564	474,039,298
LIABILITIES:
Payable for investment securities purchased	3,229	–	285,302
Payable for fund shares redeemed	420,035	1,559,770	446,849
Payable upon receipt of securities loaned	4,672,008	58,947,719	9,006,030
Variation margin payable on futures contracts	31,804	39,431	–
Payable for unified fees	59,440	223,166	61,163
Payable to directors under the deferred compensation plan (Note 5)	1,388	5,741	1,598
Payable for foreign capital gains tax	2,298,159	–	–
Total liabilities	7,486,063	60,775,827	9,800,942
NET ASSETS	$445,170,766	$1,674,195,737	$464,238,356

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$419,854,866	$1,532,494,811	$376,034,103
Total distributable earnings	25,315,900	141,700,926	88,204,253
NET ASSETS	$445,170,766	$1,674,195,737	$464,238,356

+ Including securities loaned at value	$4,053,879	$55,854,571	$8,802,314
* Cost of investments in securities	$414,112,226	$1,519,299,906	$390,315,591
** Cost of investments in affiliates	$—	$—	$266,673
† Cost of short-term investments	$14,079,008	$90,788,719	$10,231,030
‡ Cost of foreign currencies	$524,882	$2,452,109	$—

Net assets	$445,170,766	$1,674,195,737	$464,238,356
Shares authorized	200,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	39,406,321	152,278,755	37,487,673
Net asset value and redemption price per share	$11.30	$10.99	$12.38

See Accompanying Notes to Financial Statements

 3

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
ASSETS:
Investments in securities at fair value+*	$3,690,750,344	$228,723,817
Short-term investments at fair value†	43,009,320	14,861,988
Cash	567,213	25,450
Cash collateral for futures contracts	2,599,344	623,838
Receivables:
Investment securities sold	–	62,439
Fund shares sold	2,255	–
Dividends	2,423,384	265,183
Interest	435	40
Foreign tax reclaims	–	3,498
Variation margin on futures contracts	–	7,056
Other assets	13,802	1,160
Total assets	3,739,366,097	244,574,469
LIABILITIES:
Payable for fund shares redeemed	3,450,976	246,980
Payable upon receipt of securities loaned	947,320	7,866,988
Variation margin payable on futures contracts	179,458	–
Payable for unified fees	484,823	32,093
Payable to directors/ trustees under the deferred compensation plan (Note 5)	13,802	1,160
Total liabilities	5,076,379	8,147,221
NET ASSETS	$3,734,289,718	$236,427,248

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,381,291,788	$175,880,577
Total distributable earnings	1,352,997,930	60,546,671
NET ASSETS	$3,734,289,718	$236,427,248

+ Including securities loaned at value	$924,863	$7,606,386
* Cost of investments in securities	$2,547,176,899	$189,087,465
† Cost of short-term investments	$43,009,320	$14,861,988

Net assets	$3,734,289,718	$236,427,248
Shares authorized	unlimited	100,000,000
Par value	$0.001	$0.001
Shares outstanding	256,071,416	19,911,711
Net asset value and redemption price per share	$14.58	$11.87

See Accompanying Notes to Financial Statements

 4

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,827,952	$47,916,927	$7,485,019
Dividends from affiliates	—	—	6,951
Interest	7,932	82,247	13,145
Securities lending income, net	12,539	201,519	70,721
Other	1,693	7,907	2,213
Total investment income	8,850,116	48,208,600	7,578,049
EXPENSES:
Unified fees	538,242	2,470,710	719,020
Directors fees	21,318	91,788	25,472
Interest expense	34,368	13,099	4,796
Total expenses	593,928	2,575,597	749,288
Net investment income	8,256,188	45,633,003	6,828,761
REALIZED AND UNREALIZED GAIN (LOSS):	–	–	–
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(849,071)	(11,133,066)	9,280,598
Sale of investments in affiliates	—	—	1,546
Forward foreign currency contracts	(1,119)	197,438	—
Foreign currency related transactions	(410,639)	(478,969)	—
Futures	951,769	2,534,274	233,412
Net realized gain (loss)	(309,060)	(8,880,323)	9,515,556
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	5,269,386	20,595,463	46,804,231
Affiliates	—	—	(14,951)
Foreign currency related transactions	(21,867)	(277,403)	—
Futures	(663,661)	(2,850,792)	(157,089)
Net change in unrealized appreciation (depreciation)	4,583,858	17,467,268	46,632,191
Net realized and unrealized gain	4,274,798	8,586,945	56,147,747
Increase in net assets resulting from operations	$12,530,986	$54,219,948	$62,976,508

* Foreign taxes withheld	$991,982	$4,869,007	$4,489
^ Foreign capital gains taxes withheld	$714,186	$—	$—
# Change in foreign capital gains taxes accrued	$308,181	$—	$—

See Accompanying Notes to Financial Statements

 5

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$54,469,832	$3,558,733
Interest	142,452	25,313
Securities lending income, net	9,522	188,463
Other	18,233	1,491
Total investment income	54,640,039	3,774,000
EXPENSES:
Unified fees	5,719,849	422,031
Director/ Trustee fees and expenses	220,299	19,757
Interest expense	27,612	20,708
Total expenses	5,967,760	462,496
Net investment income	48,672,279	3,311,504
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	151,863,931	18,443,389
Futures	11,752,671	795,612
Net realized gain	163,616,602	19,239,001
Net change in unrealized appreciation (depreciation) on:
Investments	633,656,611	6,356,602
Futures	(2,778,998)	(1,212,529)
Net change in unrealized appreciation (depreciation)	630,877,613	5,144,073
Net realized and unrealized gain	794,494,215	24,383,074
Increase in net assets resulting from operations	$843,166,494	$27,694,578
* Foreign taxes withheld	$9,924	$8,741

See Accompanying Notes to Financial Statements

 6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series EM Portfolio		Voya VACS Index Series I Portfolio
	Year Ended December 31, 2024	March 15, 2023(1) to December 31, 2023	Year Ended December 31, 2024	February 3, 2023(1) to December 31, 2023
FROM OPERATIONS:
Net investment income	$8,256,188	$10,717,097	$45,633,003	$34,857,083
Net realized loss	(309,060)	(1,958,961)	(8,880,323)	(3,057,144)
Net change in unrealized appreciation (depreciation)	4,583,858	15,619,158	17,467,268	96,008,712
Increase in net assets resulting from operations	12,530,986	24,377,294	54,219,948	127,808,651
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(11,592,380)	—	(40,327,673)	—
Total distributions	(11,592,380)	—	(40,327,673)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	184,214,420	624,123,073	280,501,176	1,528,230,027
Reinvestment of distributions	11,592,380	—	40,327,673	—
	195,806,800	624,123,073	320,828,849	1,528,230,027
Cost of shares redeemed	(154,379,659)	(245,695,348)	(225,711,965)	(90,852,100)
Net increase in net assets resulting from capital share transactions	41,427,141	378,427,725	95,116,884	1,437,377,927
Net increase in net assets	42,365,747	402,805,019	109,009,159	1,565,186,578
NET ASSETS:
Beginning of year or period	402,805,019	—	1,565,186,578
End of year or period	$445,170,766	$402,805,019	$1,674,195,737	$1,565,186,578

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

 7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series MC Portfolio		Voya VACS Index Series S Portfolio
	Year Ended December 31, 2024	January 27, 2023(1) to December 31, 2023	Year Ended December 31, 2024	January 27, 2023(1) to December 31, 2023
FROM OPERATIONS:
Net investment income	$6,828,761	$4,967,881	$48,672,279	$48,572,861
Net realized gain	9,515,556	743,402	163,616,602	16,222,288
Net change in unrealized appreciation (depreciation)	46,632,191	25,838,113	630,877,613	511,288,927
Increase in net assets resulting from operations	62,976,508	31,549,396	843,166,494	576,084,076
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(6,315,232)	—	(66,236,266)	—
Total distributions	(6,315,232)	—	(66,236,266)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	221,351,678	387,514,709	577,006,751	3,479,332,818
Reinvestment of distributions	6,315,232	—	66,236,266	—
	227,666,910	387,514,709	643,243,017	3,479,332,818
Cost of shares redeemed	(197,023,868)	(42,130,067)	(1,174,487,050)	(566,813,371)
Net increase (decrease) in net assets resulting from capital share transactions	30,643,042	345,384,642	(531,244,033)	2,912,519,447
Net increase in net assets	87,304,318	376,934,038	245,686,195	3,488,603,523
NET ASSETS:
Beginning of year or period	376,934,038	—	3,488,603,523	—
End of year or period	$464,238,356	$376,934,038	$3,734,289,718	$3,488,603,523

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

 8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series SC Portfolio
	Year Ended December 31, 2024	January 20, 2023(1) to December 31, 2023
FROM OPERATIONS:
Net investment income	$3,311,504	$5,121,203
Net realized gain	19,239,001	1,653,462
Net change in unrealized appreciation (depreciation)	5,144,073	34,151,249
Increase in net assets resulting from operations	27,694,578	40,925,914
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(8,073,821)	—
Total distributions	(8,073,821)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	43,077,563	415,681,393
Reinvestment of distributions	8,073,821	—
	51,151,384	415,681,393
Cost of shares redeemed	(250,972,455)	(39,979,745)
Net increase (decrease) in net assets resulting from capital share transactions	(199,821,071)	375,701,648
Net increase (decrease) in net assets	(180,200,314)	416,627,562
NET ASSETS:
Beginning of year or period	416,627,562	—
End of year or period	$236,427,248	$416,627,562

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

 9

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya VACS Index Series EM Portfolio
12-31-24	11.00	0.27•	0.45	0.72	0.42	—	—	0.42	—	11.30	6.54	0.17	0.17	0.17	2.37	445,171	37
03-15-23(5)- 12-31-23	10.00	0.27•	0.73	1.00	—	—	—	—	—	11.00	10.00	0.16	0.16	0.16	3.15	402,805	56
Voya VACS Index Series I Portfolio
12-31-24	10.90	0.31•	0.06	0.37	0.28	—	—	0.28	—	10.99	3.34	0.16	0.16	0.16	2.77	1,674,196	6
02-03-23(5)- 12-31-23	10.00	0.28•	0.62	0.90	—	—	—	—	—	10.90	9.00	0.15	0.15	0.15	3.09	1,565,187	3
Voya VACS Index Series MC Portfolio
12-31-24	10.88	0.17•	1.46	1.63	0.10	0.03	—	0.13	—	12.38	15.09	0.16	0.16	0.16	1.42	464,238	53
01-27-23(5)- 12-31-23	10.00	0.15•	0.73	0.88	—	—	—	—	—	10.88	8.80	0.16	0.16	0.16	1.63	376,934	22
Voya VACS Index Series S Portfolio
12-31-24	11.88	0.17•	2.76	2.93	0.17	0.06	—	0.23	—	14.58	24.78	0.16	0.16	0.16	1.28	3,734,290	6
01-27-23(5)- 12-31-23	10.00	0.16•	1.72	1.88	—	—	—	—	—	11.88	18.80	0.15	0.15	0.15	1.62	3,488,604	9
Voya VACS Index Series SC Portfolio
12-31-24	11.01	0.13•	1.07	1.20	0.22	0.12	—	0.34	—	11.87	11.18	0.16	0.16	0.16	1.18	236,427	17
01-20-23(5)- 12-31-23	10.00	0.14•	0.87	1.01	—	—	—	—	—	11.01	10.10	0.16	0.16	0.16	1.54	416,628	20

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

 10

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are eighteen active separate investment series that comprise the Company. The four series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya VACS Index Series EM Portfolio (“Series EM”), Voya VACS Index Series I Portfolio (“Series I”), Voya VACS Index Series MC Portfolio (“Series MC”), and Voya VACS Index Series SC Portfolio (“Series SC”), each a diversified series of the Company.

Voya Investors Trust (the “Trust”) is registered under the 1940 Act, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. This report is for Voya VACS Index Series S Portfolio (“Series S”), a diversified series of the Trust.

Each of the series is referred to as a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The Portfolios’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

The Portfolios do not have a share class designation. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio. Expenses that are specific to a portfolio are charged directly to that portfolio. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Portfolios. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

(“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Portfolio is calculated by taking the value of each Portfolio’s assets, subtracting each Portfolio’s liabilities, and dividing by the number of shares that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of

 11

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income

 12

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of a Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes

 13

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of

 14

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

There was no open OTC derivatives at December 31, 2024 for any Portfolio.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the year ended December 31, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Series EM	$13,794	$8,462
Series I	—	13,552

The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. There were no open forward foreign currency contracts for Series EM and Series I at December 31, 2024.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract

 15

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2024, the Portfolios had average notional values on futures contracts purchased as disclosed below.

Purchased
Series EM	$9,784,697
Series I	48,141,093
Series MC	1,511,644
Series S	8,319,077
Series SC	40,132,823

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of December 31, 2024.

I. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust and the Company may enter into contracts that provide certain indemnifications. The Trust’s and the Company’s, as applicable, maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

 16

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were, as follows:

	Purchases	Sales
Series EM	$164,018,621	$128,249,172
Series I	209,363,356	99,900,387
Series MC	282,042,404	250,195,300
Series S	223,117,624	757,386,030
Series SC	47,940,489	246,581,233

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreements, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Company/Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) of 0.15% based on the annual rates of the average daily net assets of the Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following affiliated investment companies owned more than 5% of the following Portfolios:

Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2025 Portfolio	Series EM	6.46%
	Series I	5.90
	Series MC	6.92
	Series S	6.45
Voya Index Solution 2030 Portfolio	Series EM	7.29
	Series I	8.64
	Series MC	9.84
	Series S	8.49
	Series SC	9.66
Voya Index Solution 2035 Portfolio	Series EM	15.78
	Series I	17.35
	Series MC	16.37
	Series S	17.13
	Series SC	17.61
Voya Index Solution 2040 Portfolio	Series EM	12.50
	Series I	13.08
	Series MC	12.52
	Series S	12.54
	Series SC	14.21
Voya Index Solution 2045 Portfolio	Series EM	18.82
	Series I	18.20
	Series MC	15.94
	Series S	17.62
	Series SC	19.37
Voya Index Solution 2050 Portfolio	Series EM	12.68
	Series I	12.27
	Series MC	12.53
	Series S	12.34
	Series SC	13.05
Voya Index Solution 2055 Portfolio	Series EM	12.56
	Series I	12.15
	Series MC	12.41
	Series S	12.45
	Series SC	12.93
Voya Index Solution 2060 Portfolio	Series EM	7.96
	Series I	7.70
	Series MC	7.86
	Series S	7.89
	Series SC	8.19

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors'/ trustees' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/ trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors'/ trustees' deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors'/ trustees' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may engage in purchase and sale transactions with fund’s that have a common investment adviser (or affiliated investment adviser), a common sub-adviser and/ or common officers or trustees. For the year

 17

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

ended December 31, 2024, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 6 — LINE OF CREDIT

Effective June 10th, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of

NOTE 7 — CAPITAL SHARES

credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the year ended December 31, 2024:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Series EM	15	$13,134,200	6.28%
Series I	3	26,962,000	5.83
Series MC	12	2,336,583	6.16
Series S	3	53,962,333	6.14
Series SC	2	58,884,000	6.33

Transactions in capital shares and dollars are as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Series EM
12/31/2024	15,740,229	—	1,025,874	(13,974,422)	—	2,791,681	184,214,420	—	11,592,380	(154,379,659)	—	41,427,141
3/15/2023(1)- 12/31/2023	59,872,402	—	—	(23,257,762)	—	36,614,640	624,123,073	—	—	(245,695,348)	—	378,427,725
Series I
12/31/2024	24,902,054	—	3,559,371	(19,797,973)	—	8,663,452	280,501,176	—	40,327,673	(225,711,965)	—	95,116,884
2/03/2023(1)- 12/31/2023	152,598,480	—	—	(8,983,176)	—	143,615,304	1,528,230,027	—	—	(90,852,100)	—	1,437,377,927
Series MC
12/31/2024	19,026,580	—	553,482	(16,732,588)	—	2,847,474	221,351,678	—	6,315,232	(197,023,868)	—	30,643,042
1/27/2023(1)- 12/31/2023	38,910,964	—	—	(4,270,765)	—	34,640,199	387,514,709	—	—	(42,130,067)	—	345,384,642
Series S
12/31/2024	44,097,221	—	4,768,630	(86,381,455)	—	(37,515,604)	577,006,751	—	66,236,266	(1,174,487,050)	—	(531,244,033)
1/27/2023(1)- 12/31/2023	346,090,717	—	—	(52,503,698)	—	293,587,019	3,479,332,818	—	—	(566,813,371)	—	2,912,519,447
Series SC
12/31/2024	3,782,499	—	741,398	(22,467,427)	—	(17,943,530)	43,077,563	—	8,073,821	(250,972,455)	—	(199,821,071)
1/20/2023(1)- 12/31/2023	41,825,613	—	—	(3,970,371)	—	37,855,242	415,681,393	—	—	(39,979,745)	—	375,701,648

(1)	Commencement of operations.

NOTE 8 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The

 18

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 8 — SECURITIES LENDING (continued)

cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2024:

Series EM

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$930,658	$(930,658)	$—
J.P. Morgan Securities LLC	170,191	(170,191)	—
JP Morgan Securities Plc.	1,034,604	(1,034,604)	—
Merrill Lynch International	1,023,602	(1,023,602)	—
State Street Bank and Trust Company	829,925	(829,925)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Wells Fargo Securities LLC	$64,899	$(64,899)	$—
Total	$4,053,879	$(4,053,879)	$—

(1)	Cash collateral with a fair value of $4,672,008 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series I

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$262,208	$(262,208)	$—
Citigroup Global Markets Limited	6,630,013	(6,630,013)	—
Goldman, Sachs & Co. LLC	5,163,777	(5,163,777)	—
Jefferies International Ltd	181,984	(181,984)	—
Merrill Lynch International	5,151,416	(5,151,416)	—
State Street Bank and Trust Company	38,080,031	(38,080,031)	—
Wells Fargo Securities LLC	385,142	(385,142)	—
Total	$55,854,571	$(55,854,571)	$—

(1)	Cash collateral with a fair value of $58,947,719 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series MC

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$5,412,466	$(5,412,466)	$—
Janney Montgomery Scott LLC	418,485	(418,485)	—
Mizuho Securities USA LLC.	177,769	(177,769)	—
State Street Bank and Trust Company	2,466,562	(2,466,562)	—
Wells Fargo Bank NA	72,354	(72,354)	—
Wells Fargo Securities LLC	254,678	(254,678)	—
Total	$8,802,314	$(8,802,314)	$—

(1)	Cash collateral with a fair value of $9,006,030 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

 19

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 8 — SECURITIES LENDING (continued)

Series S

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Janney Montgomery Scott LLC	$838,637	$(838,637)	$—
Wells Fargo Bank NA	86,226	(86,226)	—
Total	$924,863	$(924,863)	$—

(1)	Cash collateral with a fair value of $947,320 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series SC

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$2,137,881	$(2,137,881)	$—
Citadel Clearing LLC	187,820	(187,820)	—
Citadel Securities LLC	15,310	(15,310)	—
J.P. Morgan Securities LLC	2,115,206	(2,115,206)	—
Janney Montgomery Scott LLC	443,003	(443,003)	—
Jefferies LLC	345,568	(345,568)	—
Mizuho Securities USA LLC.	46,193	(46,193)	—
State Street Bank and Trust Company	777,964	(777,964)	—
Wells Fargo Bank NA	375,365	(375,365)	—
Wells Fargo Securities LLC	1,162,076	(1,162,076)	—
Total	$7,606,386	$(7,606,386)	$—

(1)	Cash collateral with a fair value of $7,866,988 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2024:

	Paid-in	Distributable
	Capital	Earnings
Series MC	$6,419	$(6,419)
Series S	16,374	(16,374)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

 20

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

	Year Ended December 31, 2024		Period Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income
Series EM	$11,592,380	$—	$—
Series I	40,327,673	—	—
Series MC	5,971,381	343,851	—
Series S	60,331,482	5,904,784	—
Series SC	7,731,770	342,051	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Series EM	$8,127,019	$66,303	$19,420,737	$—	—	$(2,298,159)	$25,315,900
Series I	48,714,284	—	106,251,723	(3,064,049)	Short-term	—	141,700,926
				(10,201,032)	Long-term
				$(13,265,081)
Series MC	11,513,911	7,147,835	69,542,507	—	—	—	88,204,253
Series S	68,473,491	143,362,996	1,141,161,443	—	—	—	1,352,997,930
Series SC	9,354,035	14,292,702	36,899,934	—	—	—	60,546,671

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Series S).

As of December 31, 2024, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and

 21

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 11 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 12 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

 22

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.6%
	Brazil: 3.0%
257,808	Ambev SA	$489,922	0.1
312,074	B3 SA - Brasil Bolsa Balcao	521,315	0.1
83,736	Banco Bradesco SA	144,217	0.0
66,171	Banco BTG Pactual SA	291,339	0.1
94,704	Banco do Brasil SA	370,517	0.1
38,128	BB Seguridade Participacoes SA	223,293	0.1
30,700	BRF SA	126,023	0.0
33,700	Caixa Seguridade Participacoes S/A	77,733	0.0
62,477	CCR SA	102,850	0.0
65,568	Centrais Eletricas Brasileiras SA	362,235	0.1
26,546	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	380,281	0.1
44,401	Cia Siderurgica Nacional SA	63,678	0.0
77,010	Cosan SA	101,719	0.0
14,902	CPFL Energia SA	76,200	0.0
38,900 (1)	Embraer SA	353,811	0.1
16,458	Energisa S/A	97,184	0.0
13,260	Engie Brasil Energia SA	76,196	0.0
67,270	Equatorial Energia SA	298,356	0.1
295,447 (1)(2)	Hapvida Participacoes e Investimentos S/A	106,647	0.0
25,328	Hypera SA	74,166	0.0
15,646 (3)	Inter & Co., Inc. - Class A	66,026	0.0
43,793	JBS S/A	257,320	0.1
47,987	Klabin SA	180,208	0.0
51,280	Localiza Rent a Car SA	267,280	0.1
54,367	Natura & Co. Holding SA	112,292	0.0
167,550 (1)	NU Holdings Ltd./Cayman Islands - Class A	1,735,818	0.4
211,085	Petroleo Brasileiro SA	1,346,562	0.3
47,134	PRIO SA/Brazil	306,325	0.1
73,361	Raia Drogasil SA	261,247	0.1
45,860 (2)	Rede D'Or Sao Luiz SA	188,700	0.1
71,994	Rumo SA	207,900	0.1
15,420 (1)	StoneCo Ltd. - Class A	122,897	0.0
39,564	Suzano SA	395,650	0.1
23,537	Telefonica Brasil SA	178,189	0.0
51,063	TIM SA/Brazil	119,684	0.0
33,548	Totvs SA	145,262	0.0
45,220	Ultrapar Participacoes SA	116,237	0.0
193,833	Vale SA - Foreign	1,711,532	0.4
58,552	Vibra Energia SA	169,083	0.0
94,603	WEG SA	808,081	0.2
21,643	XP, Inc. - Class A	256,470	0.1
		13,290,445	3.0

	Chile: 0.4%
2,593,385	Banco de Chile	294,796	0.1
5,173	Banco de Credito e Inversiones SA	143,561	0.0
3,840,808	Banco Santander Chile	182,670	0.1
73,241	Cencosud SA	162,017	0.1
71,284	Empresas CMPC SA	111,880	0.0
23,102	Empresas Copec SA	141,210	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Chile (continued)
1,237,577	Enel Americas SA	$108,573	0.0
1,779,376	Enel Chile SA	102,877	0.0
50,129 (1)	Falabella SA	177,174	0.1
9,041,629	Latam Airlines Group SA	124,825	0.0
		1,549,583	0.4

	China: 25.2%
28,200	360 Security Technology, Inc. - Class A	39,987	0.0
46,500	AAC Technologies Holdings, Inc.	222,994	0.1
2,921	Advanced Micro- Fabrication Equipment, Inc. China - Class A	75,637	0.0
16,000	AECC Aviation Power Co. Ltd. - Class A	90,806	0.0
333,700	Agricultural Bank of China Ltd. - Class A	244,134	0.1
1,525,000	Agricultural Bank of China Ltd. - Class H	865,466	0.2
42,891	Aier Eye Hospital Group Co. Ltd. - Class A	77,847	0.0
35,000 (1)(2)	Akeso, Inc.	272,388	0.1
931,300	Alibaba Group Holding Ltd.	9,856,280	2.2
86,500	Aluminum Corp. of China Ltd. - Class A	87,088	0.0
196,000	Aluminum Corp. of China Ltd. - Class H	112,420	0.0
25,400	Anhui Conch Cement Co. Ltd. - Class A	82,774	0.0
64,500	Anhui Conch Cement Co. Ltd. - Class H	164,200	0.1
2,300	Anhui Gujing Distillery Co. Ltd. - Class A	54,630	0.0
7,443	Anhui Gujing Distillery Co. Ltd. - Class B	107,342	0.0
11,700	Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	59,947	0.0
72,400	ANTA Sports Products Ltd.	715,044	0.2
4,223	Autohome, Inc., ADR	109,587	0.0
13,500	Avary Holding Shenzhen Co. Ltd. - Class A	67,408	0.0
178,000 (3)	AviChina Industry & Technology Co. Ltd. - Class H	87,812	0.0
129,950 (1)	Baidu, Inc. - Class A	1,370,532	0.3
107,000	Bank of Beijing Co. Ltd. - Class A	90,161	0.0
164,700	Bank of China Ltd. - Class A	124,333	0.0
4,005,000	Bank of China Ltd. - Class H	2,037,989	0.5
166,500	Bank of Communications Co. Ltd. - Class A	177,252	0.1
463,000	Bank of Communications Co. Ltd. - Class H	379,466	0.1
34,700	Bank of Hangzhou Co. Ltd. - Class A	69,467	0.0

See Accompanying Notes to Financial Statements

 23

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
84,000	Bank of Jiangsu Co. Ltd. - Class A	$113,013	0.0
56,800	Bank of Nanjing Co. Ltd. - Class A	82,871	0.0
30,800	Bank of Ningbo Co. Ltd. - Class A	102,595	0.0
75,400	Bank of Shanghai Co. Ltd. - Class A	94,513	0.0
106,900	Baoshan Iron & Steel Co. Ltd. - Class A	102,484	0.0
2,140	Beijing Kingsoft Office Software, Inc. - Class A	83,852	0.0
5,620	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - Class A	54,250	0.0
191,600	Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	161,710	0.1
13,500 (1)	Bilibili, Inc. - Class Z	244,328	0.1
209,900	BOE Technology Group Co. Ltd. - Class A	126,244	0.0
7,600	BYD Co. Ltd. - Class A	293,961	0.1
58,500	BYD Co. Ltd. - Class H	1,989,768	0.5
47,500	BYD Electronic International Co. Ltd.	254,410	0.1
1,682 (1)	Cambricon Technologies Corp. Ltd. - Class A	151,357	0.0
682,000 (2)	CGN Power Co. Ltd. - Class H	249,161	0.1
14,100	Chaozhou Three-Circle Group Co. Ltd. - Class A	74,386	0.0
513,000	China CITIC Bank Corp. Ltd. - Class H	353,856	0.1
127,000 (3)	China Coal Energy Co. Ltd. - Class H	151,583	0.0
158,000	China Communications Services Corp. Ltd. - Class H	92,261	0.0
70,100	China Construction Bank Corp. - Class A	84,425	0.0
5,443,000	China Construction Bank Corp. - Class H	4,509,390	1.0
20,800	China CSSC Holdings Ltd. - Class A	102,438	0.0
117,600 (1)	China Eastern Airlines Corp. Ltd. - Class A	64,443	0.0
217,800	China Energy Engineering Corp. Ltd. - Class A	68,323	0.0
269,400	China Everbright Bank Co. Ltd. - Class A	142,831	0.0
217,000 (2)	China Feihe Ltd.	150,994	0.0
39,900	China Galaxy Securities Co. Ltd. - Class A	83,267	0.0
203,000	China Galaxy Securities Co. Ltd. - Class H	183,411	0.1
165,000	China Hongqiao Group Ltd.	247,630	0.1
100,400 (2)(3)	China International Capital Corp. Ltd. - Class H	163,014	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
14,100	China Life Insurance Co. Ltd. - Class A	$80,981	0.0
416,000	China Life Insurance Co. Ltd. - Class H	778,600	0.2
26,800 (1)(2)	China Literature Ltd.	86,155	0.0
190,000	China Longyuan Power Group Corp. Ltd. - Class H	156,740	0.1
180,000	China Mengniu Dairy Co. Ltd.	402,681	0.1
76,300	China Merchants Bank Co. Ltd. - Class A	410,802	0.1
216,000	China Merchants Bank Co. Ltd. - Class H	1,102,546	0.3
38,600	China Merchants Securities Co. Ltd. - Class A	101,319	0.0
45,100	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - Class A	63,318	0.0
180,412	China Minsheng Banking Corp. Ltd. - Class A	102,068	0.0
361,500	China Minsheng Banking Corp. Ltd. - Class H	159,540	0.1
280,000 (3)	China National Building Material Co. Ltd. - Class H	126,515	0.0
79,900	China National Nuclear Power Co. Ltd. - Class A	114,133	0.0
24,900	China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	72,381	0.0
122,000	China Oilfield Services Ltd. - Class H	110,109	0.0
31,600	China Pacific Insurance Group Co. Ltd. - Class A	147,550	0.0
144,400	China Pacific Insurance Group Co. Ltd. - Class H	464,548	0.1
148,600	China Petroleum & Chemical Corp. - Class A	135,982	0.0
1,354,000	China Petroleum & Chemical Corp. - Class H	772,476	0.2
103,400	China Railway Group Ltd. - Class A	90,526	0.0
232,000	China Railway Group Ltd. - Class H	117,548	0.0
9,500	China Resources Microelectronics Ltd. - Class A	61,394	0.0
41,400 (2)	China Resources Mixc Lifestyle Services Ltd.	153,012	0.1
126,500 (2)	China Resources Pharmaceutical Group Ltd.	92,542	0.0
8,500	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	51,647	0.0
28,300	China Shenhua Energy Co. Ltd. - Class A	168,572	0.1
187,000	China Shenhua Energy Co. Ltd. - Class H	806,683	0.2
75,300 (1)	China Southern Airlines Co. Ltd. - Class A	66,960	0.0

See Accompanying Notes to Financial Statements

 24

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
171,000	China State Construction Engineering Corp. Ltd. - Class A	$140,562	0.0
150,100	China Three Gorges Renewables Group Co. Ltd. - Class A	89,863	0.0
10,000	China Tourism Group Duty Free Corp. Ltd. - Class A	91,791	0.0
2,568,000 (2)	China Tower Corp. Ltd. - Class H	368,805	0.1
140,700	China United Network Communications Ltd. - Class A	102,344	0.0
61,800 (1)	China Vanke Co. Ltd. - Class A	61,529	0.0
121,100 (1)	China Vanke Co. Ltd. - Class H	81,928	0.0
86,400	China Yangtze Power Co. Ltd. - Class A	349,831	0.1
42,300	Chongqing Changan Automobile Co. Ltd. - Class A	77,231	0.0
12,550	Chongqing Zhifei Biological Products Co. Ltd. - Class A	45,205	0.0
329,000	CITIC Ltd.	386,144	0.1
52,000	CITIC Securities Co. Ltd. - Class A	207,847	0.1
87,500 (3)	CITIC Securities Co. Ltd. - Class H	237,992	0.1
102,500	CMOC Group Ltd. - Class A	93,358	0.0
183,000	CMOC Group Ltd. - Class H	122,732	0.0
14,980	Contemporary Amperex Technology Co. Ltd. - Class A	546,031	0.1
100,000 (3)	COSCO SHIPPING Energy Transportation Co. Ltd. - Class H	79,851	0.0
66,000	COSCO SHIPPING Holdings Co. Ltd. - Class A	140,135	0.0
146,500	COSCO SHIPPING Holdings Co. Ltd. - Class H	239,838	0.1
559,000 (1)(4)	Country Garden Holdings Co. Ltd.	34,908	0.0
117,800	CRRC Corp. Ltd. - Class A	135,234	0.0
222,000	CRRC Corp. Ltd. - Class H	142,755	0.0
22,900	CSC Financial Co. Ltd. - Class A	80,786	0.0
482,000	CSPC Pharmaceutical Group Ltd.	293,827	0.1
86,000	Daqin Railway Co. Ltd. - Class A	79,897	0.0
59,540	East Money Information Co. Ltd. - Class A	210,653	0.1
2,750	Eastroc Beverage Group Co. Ltd. - Class A	93,614	0.0
45,300	ENN Energy Holdings Ltd.	321,892	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
3,300	Eoptolink Technology, Inc. Ltd. - Class A	$51,846	0.0
10,600	Eve Energy Co. Ltd. - Class A	67,864	0.0
26,200	Everbright Securities Co. Ltd. - Class A	64,998	0.0
82,100	Focus Media Information Technology Co. Ltd. - Class A	79,084	0.0
20,120	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	126,523	0.0
164,000	Fosun International Ltd.	95,514	0.0
54,300	Founder Securities Co. Ltd. - Class A	61,949	0.0
50,400	Foxconn Industrial Internet Co. Ltd. - Class A	147,326	0.0
12,100	Fuyao Glass Industry Group Co. Ltd. - Class A	103,442	0.0
32,000 (2)	Fuyao Glass Industry Group Co. Ltd. - Class H	229,787	0.1
9,900	Ganfeng Lithium Group Co. Ltd. - Class A	47,476	0.0
94,400	GD Power Development Co. Ltd. - Class A	59,219	0.0
74,000 (1)(3)	Genscript Biotech Corp.	93,057	0.0
18,800 (2)	Giant Biogene Holding Co. Ltd.	120,046	0.0
5,100 (1)	GigaDevice Semiconductor, Inc. - Class A	74,568	0.0
19,900	GoerTek, Inc. - Class A	70,313	0.0
144,000 (3)	Great Wall Motor Co. Ltd. - Class H	250,948	0.1
14,300	Gree Electric Appliances, Inc. of Zhuhai - Class A	89,049	0.0
9,800	Guangdong Haid Group Co. Ltd. - Class A	65,850	0.0
44,900	Guosen Securities Co. Ltd. - Class A	68,882	0.0
39,500	Guotai Junan Securities Co. Ltd. - Class A	100,948	0.0
11,582	H World Group Ltd., ADR	382,553	0.1
99,000 (2)	Haidilao International Holding Ltd.	199,864	0.1
32,700	Haier Smart Home Co. Ltd. - Class A	127,537	0.0
130,600	Haier Smart Home Co. Ltd. - Class H	456,338	0.1
41,000	Haitian International Holdings Ltd.	110,779	0.0
56,900	Haitong Securities Co. Ltd. - Class A	86,659	0.0
131,600 (3)	Haitong Securities Co. Ltd. - Class H	115,280	0.0
12,500 (1)	Hangzhou Silan Microelectronics Co. Ltd. - Class A	44,508	0.0
70,000 (2)(3)	Hansoh Pharmaceutical Group Co. Ltd.	154,982	0.1

See Accompanying Notes to Financial Statements

 25

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
20,900	Henan Shuanghui Investment & Development Co. Ltd. - Class A	$74,337	0.0
41,000	Hengan International Group Co. Ltd.	118,344	0.0
42,000	Hengli Petrochemical Co. Ltd. - Class A	88,325	0.0
25,000	Hisense Home Appliances Group Co. Ltd. - Class H	78,636	0.0
2,400	Hithink RoyalFlush Information Network Co. Ltd. - Class A	94,541	0.0
41,000 (2)(3)	Hua Hong Semiconductor Ltd.	113,441	0.0
12,400	Huadong Medicine Co. Ltd. - Class A	58,784	0.0
290,000	Huaneng Power International, Inc. - Class H	159,260	0.1
44,700	Huatai Securities Co. Ltd. - Class A	107,725	0.0
73,400 (2)	Huatai Securities Co. Ltd. - Class H	122,323	0.0
73,600	Huaxia Bank Co. Ltd. - Class A	80,764	0.0
3,100	Huizhou Desay Sv Automotive Co. Ltd. - Class A	46,647	0.0
8,901	Hygon Information Technology Co. Ltd. - Class A	182,424	0.1
8,200	IEIT Systems Co. Ltd. - Class A	58,085	0.0
12,000	Iflytek Co. Ltd. - Class A	79,401	0.0
1,700	Imeik Technology Development Co. Ltd. - Class A	42,518	0.0
251,000	Industrial & Commercial Bank of China Ltd. - Class A	237,982	0.1
3,915,000	Industrial & Commercial Bank of China Ltd. - Class H	2,610,063	0.6
79,900	Industrial Bank Co. Ltd. - Class A	209,716	0.1
306,300 (1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	78,015	0.0
29,400	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	121,597	0.0
69,900	Inner Mongolia Yitai Coal Co. Ltd. - Class B	144,139	0.0
70,000 (1)(2)(3)	Innovent Biologics, Inc.	327,491	0.1
10,900	JCET Group Co. Ltd. - Class A	60,942	0.0
65,600 (1)(2)(3)	JD Health International, Inc.	234,347	0.1
114,500 (1)(2)	JD Logistics, Inc.	186,604	0.1
140,700	JD.com, Inc. - Class A	2,443,004	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
84,000	Jiangsu Expressway Co. Ltd. - Class H	$92,797	0.0
7,800	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	56,394	0.0
26,000	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	163,544	0.1
7,500	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	85,837	0.0
81,000	Jiangxi Copper Co. Ltd. - Class H	129,057	0.0
57,139	Jinko Solar Co. Ltd. - Class A	55,742	0.0
15,723 (1)	Kanzhun Ltd., ADR	216,977	0.1
36,046	KE Holdings, Inc., ADR	663,967	0.2
183,000 (1)	Kingdee International Software Group Co. Ltd.	198,864	0.1
55,800	Kingsoft Corp. Ltd.	239,599	0.1
151,900 (1)(2)	Kuaishou Technology	796,801	0.2
14,700	Kuang-Chi Technologies Co. Ltd. - Class A	96,064	0.0
4,300	Kweichow Moutai Co. Ltd. - Class A	897,800	0.2
460,000	Lenovo Group Ltd.	591,359	0.1
29,200	Lens Technology Co. Ltd. - Class A	87,523	0.0
69,700 (1)	Li Auto, Inc. - Class A	832,538	0.2
135,000	Li Ning Co. Ltd.	282,072	0.1
121,000 (2)(3)	Longfor Group Holdings Ltd.	153,454	0.1
39,600	LONGi Green Energy Technology Co. Ltd. - Class A	85,290	0.0
29,500	Luxshare Precision Industry Co. Ltd. - Class A	164,580	0.1
6,243	Luzhou Laojiao Co. Ltd. - Class A	107,078	0.0
282,900 (1)(2)	Meituan - Class B	5,500,530	1.3
18,600 (1)	Midea Group Co. Ltd.	179,004	0.1
13,600	Midea Group Co. Ltd. - Class A	140,117	0.0
23,600 (3)	MINISO Group Holding Ltd.	140,947	0.0
265,600 (1)	MMG Ltd.	86,464	0.0
6,281	Montage Technology Co. Ltd. - Class A	58,356	0.0
23,000	Muyuan Foods Co. Ltd. - Class A	121,131	0.0
35,100	NARI Technology Co. Ltd. - Class A	121,297	0.0
2,200	NAURA Technology Group Co. Ltd. - Class A	117,740	0.0
110,100	NetEase, Inc.	1,959,761	0.5
13,000	New China Life Insurance Co. Ltd. - Class A	88,557	0.0
50,200	New China Life Insurance Co. Ltd. - Class H	151,356	0.0
83,000	New Oriental Education & Technology Group, Inc.	529,375	0.1

See Accompanying Notes to Financial Statements

 26

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
9,045	Ningbo Tuopu Group Co. Ltd. - Class A	$60,240	0.0
39,500	Ningxia Baofeng Energy Group Co. Ltd. - Class A	91,115	0.0
80,960 (1)(3)	NIO, Inc. - Class A	355,022	0.1
114,400 (2)	Nongfu Spring Co. Ltd. - Class H	494,501	0.1
56,200	Orient Securities Co. Ltd./ China - Class A	81,311	0.0
546,000	People's Insurance Co. Group of China Ltd. - Class H	270,533	0.1
104,500	PetroChina Co. Ltd. - Class A	128,216	0.0
1,174,000	PetroChina Co. Ltd. - Class H	918,483	0.2
392,000	PICC Property & Casualty Co. Ltd. - Class H	616,538	0.2
86,800	Ping An Bank Co. Ltd. - Class A	139,142	0.0
44,300	Ping An Insurance Group Co. of China Ltd. - Class A	319,632	0.1
377,000	Ping An Insurance Group Co. of China Ltd. - Class H	2,212,747	0.5
57,300	Poly Developments and Holdings Group Co. Ltd. - Class A	69,598	0.0
31,000 (2)	Pop Mart International Group Ltd.	354,450	0.1
142,300	Postal Savings Bank of China Co. Ltd. - Class A	110,736	0.0
419,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	245,949	0.1
99,100	Power Construction Corp. of China Ltd. - Class A	74,128	0.0
6,834	Qifu Technology, Inc., ADR	262,289	0.1
39,500 (1)	Qinghai Salt Lake Industry Co. Ltd. - Class A	89,064	0.0
60,500	Rongsheng Petrochemical Co. Ltd. - Class A	75,001	0.0
39,100	SAIC Motor Corp. Ltd. - Class A	110,924	0.0
38,300	Sanan Optoelectronics Co. Ltd. - Class A	63,820	0.0
41,700	Sany Heavy Industry Co. Ltd. - Class A	94,142	0.0
22,900	Satellite Chemical Co. Ltd. - Class A	58,944	0.0
36,000	SDIC Power Holdings Co. Ltd. - Class A	81,970	0.0
6,200	Seres Group Co. Ltd. - Class A	113,126	0.0
21,400	SF Holding Co. Ltd. - Class A	118,175	0.0
39,600	Shaanxi Coal Industry Co. Ltd. - Class A	126,144	0.0
23,200	Shandong Gold Mining Co. Ltd. - Class A	71,934	0.0
37,500 (2)	Shandong Gold Mining Co. Ltd. - Class H	60,385	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
164,800	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	$97,607	0.0
75,025	Shanghai Baosight Software Co. Ltd. - Class B	120,424	0.0
56,400 (1)	Shanghai Electric Group Co. Ltd. - Class A	62,608	0.0
17,100	Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class A	58,213	0.0
61,100	Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	99,048	0.0
116,400	Shanghai Pudong Development Bank Co. Ltd. - Class A	164,128	0.1
4,153	Shanghai United Imaging Healthcare Co. Ltd. - Class A	71,943	0.0
5,000	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	126,207	0.0
3,500	Shennan Circuits Co. Ltd. - Class A	59,823	0.0
139,200	Shenwan Hongyuan Group Co. Ltd. - Class A	102,017	0.0
7,800	Shenzhen Inovance Technology Co. Ltd. - Class A	62,593	0.0
4,900	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	171,147	0.1
5,534	Shenzhen Transsion Holdings Co. Ltd. - Class A	71,973	0.0
47,100	Shenzhou International Group Holdings Ltd.	371,480	0.1
26,700	Sichuan Chuantou Energy Co. Ltd. - Class A	63,100	0.0
19,000	Silergy Corp.	233,215	0.1
80,000	Sinopharm Group Co. Ltd. - Class H	218,199	0.1
42,000	Sinotruk Hong Kong Ltd.	122,786	0.0
110,000 (2)	Smoore International Holdings Ltd.	187,047	0.1
8,800	Sungrow Power Supply Co. Ltd. - Class A	89,036	0.0
41,900	Sunny Optical Technology Group Co. Ltd.	367,596	0.1
23,947 (1)	TAL Education Group, ADR	239,949	0.1
39,130	TBEA Co. Ltd. - Class A	68,296	0.0
110,440	TCL Technology Group Corp. - Class A	76,107	0.0
371,500	Tencent Holdings Ltd.	19,828,005	4.5
41,818	Tencent Music Entertainment Group, ADR	474,634	0.1
118,000	Tingyi Cayman Islands Holding Corp.	153,200	0.1
76,400	Tongcheng Travel Holdings Ltd.	177,618	0.1

See Accompanying Notes to Financial Statements

 27

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
22,300	Tongwei Co. Ltd. - Class A	$67,626	0.0
65,000	TravelSky Technology Ltd. - Class H	86,355	0.0
35,250 (1)	Trip.com Group Ltd.	2,425,917	0.6
38,000 (3)	Tsingtao Brewery Co. Ltd. - Class H	276,621	0.1
18,600	Unisplendour Corp. Ltd. - Class A	70,805	0.0
20,028	Vipshop Holdings Ltd., ADR	269,777	0.1
14,000	Wanhua Chemical Group Co. Ltd. - Class A	136,873	0.0
48,500	Weichai Power Co. Ltd. - Class A	91,024	0.0
100,000	Weichai Power Co. Ltd. - Class H	151,880	0.1
35,100	Wens Foodstuffs Group Co. Ltd. - Class A	79,381	0.0
6,500	Will Semiconductor Co. Ltd. Shanghai - Class A	92,898	0.0
14,100	Wuliangye Yibin Co. Ltd. - Class A	270,530	0.1
10,000	WUS Printed Circuit Kunshan Co. Ltd. - Class A	54,171	0.0
10,000	WuXi AppTec Co. Ltd. - Class A	75,396	0.0
20,600 (2)	WuXi AppTec Co. Ltd. - Class H	148,654	0.0
201,000 (1)(2)	Wuxi Biologics Cayman, Inc.	450,459	0.1
64,500	XCMG Construction Machinery Co. Ltd. - Class A	70,058	0.0
876,000 (1)(2)	Xiaomi Corp. - Class B	3,841,974	0.9
304,000 (3)	Xinyi Solar Holdings Ltd.	121,261	0.0
69,700 (1)	XPeng, Inc. - Class A	410,254	0.1
78,000 (2)(3)	Yadea Group Holdings Ltd.	128,918	0.0
213,200	Yankuang Energy Group Co. Ltd. - Class H	244,647	0.1
21,635	Yum China Holdings, Inc.	1,042,158	0.3
11,500	Yunnan Baiyao Group Co. Ltd. - Class A	94,476	0.0
3,100	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	91,104	0.0
91,500 (3)	Zhaojin Mining Industry Co. Ltd. - Class H	128,535	0.0
114,600	Zhejiang Expressway Co. Ltd. - Class H	82,142	0.0
17,200	Zhejiang Juhua Co. Ltd. - Class A	56,843	0.0
31,100 (1)(2)(3)	Zhejiang Leapmotor Technology Co. Ltd.	128,651	0.0
20,900	Zhejiang NHU Co. Ltd. - Class A	62,918	0.0
4,720	Zhongji Innolight Co. Ltd. - Class A	79,186	0.0
30,800	Zhongjin Gold Corp. Ltd. - Class A	50,761	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
53,000	Zhongsheng Group Holdings Ltd.	$94,673	0.0
34,000	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	142,758	0.0
90,200	Zijin Mining Group Co. Ltd. - Class A	186,772	0.1
308,000	Zijin Mining Group Co. Ltd. - Class H	555,871	0.1
65,000	ZTE Corp. - Class H	259,390	0.1
23,850	ZTO Express Cayman, Inc.	466,524	0.1
		112,066,786	25.2

	Colombia: 0.1%
14,800	Bancolombia SA - Preference Shares	126,314	0.1
26,178	Interconexion Electrica SA ESP	99,232	0.0
		225,546	0.1

	Czechia: 0.1%
8,651 (3)	CEZ AS	340,310	0.1
4,512	Komercni Banka AS	157,570	0.0
20,714 (2)	Moneta Money Bank AS	105,410	0.0
		603,290	0.1

	Egypt: 0.1%
128,916	Commercial International Bank Egypt SAE	199,054	0.1
91,855	Eastern Co. SAE	53,299	0.0
53,212	Talaat Moustafa Group	58,613	0.0
		310,966	0.1

	Greece: 0.5%
132,002	Alpha Services and Holdings SA	220,335	0.1
149,698	Eurobank Ergasias Services and Holdings SA	345,023	0.1
10,342	Hellenic Telecommunications Organization SA	159,236	0.0
6,848	Jumbo SA	181,022	0.0
6,165	Mytilineos SA	213,800	0.1
50,589	National Bank of Greece SA	400,535	0.1
10,066	OPAP SA	163,607	0.0
62,882	Piraeus Financial Holdings SA	250,292	0.1
12,272	Public Power Corp. SA	156,568	0.0
		2,090,418	0.5

	Hong Kong: 1.1%
338,000 (1)	Alibaba Health Information Technology Ltd.	142,482	0.0
33,000	Beijing Enterprises Holdings Ltd.	112,935	0.0
262,000	Beijing Enterprises Water Group Ltd.	84,503	0.0
234,000	Bosideng International Holdings Ltd.	115,631	0.0
46,000	C&D International Investment Group Ltd.	76,891	0.0
165,400	China Gas Holdings Ltd.	143,398	0.0

See Accompanying Notes to Financial Statements

 28

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
76,810	China Merchants Port Holdings Co. Ltd.	$136,607	0.0
219,500	China Overseas Land & Investment Ltd.	346,765	0.1
276,000	China Power International Development Ltd.	112,064	0.0
93,500	China Resources Beer Holdings Co. Ltd.	304,360	0.1
54,100	China Resources Gas Group Ltd.	214,195	0.1
182,500	China Resources Land Ltd.	523,915	0.1
112,000	China Resources Power Holdings Co. Ltd.	271,166	0.1
396,000 (1)(3)	China Ruyi Holdings Ltd.	124,523	0.0
118,000	China State Construction International Holdings Ltd.	185,691	0.1
87,200	China Taiping Insurance Holdings Co. Ltd.	129,536	0.0
125,800 (3)	Chow Tai Fook Jewellery Group Ltd.	108,254	0.0
132,000	Far East Horizon Ltd.	96,366	0.0
1,280,000 (1)(3)	GCL Technology Holdings Ltd.	176,775	0.1
343,000	Geely Automobile Holdings Ltd.	645,972	0.2
182,000	Guangdong Investment Ltd.	156,316	0.0
226,000	Kunlun Energy Co. Ltd.	243,557	0.1
7,500	Orient Overseas International Ltd.	110,509	0.0
608,000	Sino Biopharmaceutical Ltd.	248,535	0.1
277,000	Want Want China Holdings Ltd.	161,976	0.0
		4,972,922	1.1

	Hungary: 0.2%
23,930	MOL Hungarian Oil & Gas PLC	164,709	0.0
12,559	OTP Bank Nyrt	686,378	0.2
7,793	Richter Gedeon Nyrt	204,131	0.0
		1,055,218	0.2

	India: 19.1%
3,096	ABB India Ltd.	249,461	0.1
8,492	Adani Enterprises Ltd.	250,265	0.1
15,708 (1)	Adani Green Energy Ltd.	190,544	0.0
30,466	Adani Ports & Special Economic Zone Ltd.	436,991	0.1
38,847 (1)	Adani Power Ltd.	239,638	0.1
2,197	Alkem Laboratories Ltd.	144,420	0.0
35,876	Ambuja Cements Ltd.	223,985	0.1
10,671	APL Apollo Tubes Ltd.	195,012	0.0
5,713	Apollo Hospitals Enterprise Ltd.	486,121	0.1
85,907	Ashok Leyland Ltd.	220,700	0.1
21,705	Asian Paints Ltd.	577,486	0.1
8,101	Astral Ltd.	156,197	0.0
22,131 (2)	AU Small Finance Bank Ltd.	144,180	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
15,294	Aurobindo Pharma Ltd.	$237,929	0.1
9,183 (1)(2)	Avenue Supermarts Ltd.	381,580	0.1
130,314	Axis Bank Ltd.	1,615,908	0.4
3,766	Bajaj Auto Ltd.	386,362	0.1
15,848	Bajaj Finance Ltd.	1,260,211	0.3
21,681	Bajaj Finserv Ltd.	396,193	0.1
1,587	Bajaj Holdings & Investment Ltd.	220,028	0.1
4,747	Balkrishna Industries Ltd.	161,106	0.0
62,797	Bank of Baroda	175,946	0.0
205,946	Bharat Electronics Ltd.	702,793	0.2
15,077	Bharat Forge Ltd.	228,461	0.1
63,230	Bharat Heavy Electricals Ltd.	168,710	0.0
88,514	Bharat Petroleum Corp. Ltd.	300,969	0.1
145,738	Bharti Airtel Ltd.	2,698,436	0.6
425	Bosch Ltd.	169,192	0.0
6,067	Britannia Industries Ltd.	337,218	0.1
3,720	BSE Ltd.	230,506	0.1
112,016	Canara Bank	130,497	0.0
35,523	CG Power & Industrial Solutions Ltd.	301,333	0.1
24,231	Cholamandalam Investment and Finance Co. Ltd.	334,979	0.1
29,861	Cipla Ltd./India	532,172	0.1
106,066	Coal India Ltd.	474,732	0.1
7,696	Colgate-Palmolive India Ltd.	240,736	0.1
14,492	Container Corp. Of India Ltd.	133,098	0.0
8,011	Cummins India Ltd.	305,528	0.1
30,648	Dabur India Ltd.	181,300	0.0
6,746	Divi’s Laboratories Ltd.	480,118	0.1
1,904	Dixon Technologies India Ltd.	397,853	0.1
42,086	DLF Ltd.	404,289	0.1
33,323	Dr Reddy's Laboratories Ltd.	539,548	0.1
7,727	Eicher Motors Ltd.	434,750	0.1
129,891	GAIL India Ltd.	288,687	0.1
155,160 (1)	GMR Airports Infrastructure Ltd.	141,809	0.0
23,396	Godrej Consumer Products Ltd.	295,176	0.1
8,620 (1)	Godrej Properties Ltd.	279,673	0.1
14,800	Grasim Industries Ltd.	421,597	0.1
14,577	Havells India Ltd.	284,833	0.1
53,805	HCL Technologies Ltd.	1,201,434	0.3
5,609 (2)	HDFC Asset Management Co. Ltd.	274,577	0.1
322,453	HDFC Bank Ltd.	6,668,427	1.5
55,413 (2)	HDFC Life Insurance Co. Ltd.	398,666	0.1
6,824	Hero MotoCorp Ltd.	330,898	0.1
76,174	Hindalco Industries Ltd.	534,539	0.1
11,252	Hindustan Aeronautics Ltd.	547,637	0.1
56,440	Hindustan Petroleum Corp. Ltd.	268,321	0.1

See Accompanying Notes to Financial Statements

 29

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
46,654	Hindustan Unilever Ltd.	$1,267,101	0.3
297,346	ICICI Bank Ltd.	4,442,891	1.0
13,998 (2)	ICICI Lombard General Insurance Co. Ltd.	291,885	0.1
21,355 (2)	ICICI Prudential Life Insurance Co. Ltd.	163,089	0.0
227,327 (1)	IDFC First Bank Ltd.	167,252	0.0
48,378	Indian Hotels Co. Ltd.	494,476	0.1
164,659	Indian Oil Corp. Ltd.	260,941	0.1
14,905	Indian Railway Catering & Tourism Corp. Ltd.	136,677	0.0
69,822 (1)	Indus Towers Ltd.	277,896	0.1
17,409	IndusInd Bank Ltd.	194,799	0.0
4,080	Info Edge India Ltd.	412,556	0.1
189,593	Infosys Ltd.	4,153,137	0.9
10,689 (1)(2)	InterGlobe Aviation Ltd.	567,394	0.1
168,715	ITC Ltd.	951,285	0.2
19,785	Jindal Stainless Ltd.	161,152	0.0
23,645	Jindal Steel & Power Ltd.	256,409	0.1
24,576	JSW Energy Ltd.	184,026	0.0
34,538	JSW Steel Ltd.	363,005	0.1
21,756	Jubilant Foodworks Ltd.	182,087	0.0
20,576	Kalyan Jewellers India Ltd.	183,769	0.0
62,129	Kotak Mahindra Bank Ltd.	1,293,237	0.3
38,291	Larsen & Toubro Ltd.	1,609,538	0.4
4,284 (2)	LTIMindtree Ltd.	278,518	0.1
13,161	Lupin Ltd.	361,557	0.1
17,430 (2)	Macrotech Developers Ltd.	282,318	0.1
53,060	Mahindra & Mahindra Ltd.	1,857,270	0.4
5,936 (1)	Mankind Pharma Ltd.	199,245	0.0
29,807	Marico Ltd.	222,448	0.1
7,103	Maruti Suzuki India Ltd.	898,483	0.2
44,145	Max Healthcare Institute Ltd.	580,292	0.1
6,208	Mphasis Ltd.	205,609	0.1
136	MRF Ltd.	207,095	0.1
7,208	Muthoot Finance Ltd.	179,486	0.0
18,753	Nestle India Ltd.	474,862	0.1
176,713	NHPC Ltd.	165,960	0.0
186,609	NMDC Ltd.	143,160	0.0
247,182	NTPC Ltd.	960,228	0.2
6,471	Oberoi Realty Ltd.	174,328	0.0
180,220	Oil & Natural Gas Corp. Ltd.	503,031	0.1
29,566	Oil India Ltd.	148,600	0.0
1,289	Oracle Financial Services Software Ltd.	191,854	0.0
358	Page Industries Ltd.	198,452	0.0
18,017 (1)	PB Fintech Ltd.	442,314	0.1
6,230	Persistent Systems Ltd.	468,321	0.1
46,126	Petronet LNG Ltd.	186,160	0.0
11,570	Phoenix Mills Ltd.	220,392	0.1
4,477	PI Industries Ltd.	192,363	0.0
8,642	Pidilite Industries Ltd.	293,019	0.1
3,103	Polycab India Ltd.	262,928	0.1
84,895	Power Finance Corp. Ltd.	443,494	0.1
262,833	Power Grid Corp. of India Ltd.	946,018	0.2
10,201	Prestige Estates Projects Ltd.	201,508	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
138,704	Punjab National Bank	$165,935	0.0
31,525	Rail Vikas Nigam Ltd.	154,947	0.0
75,395	REC Ltd.	439,595	0.1
347,698	Reliance Industries Ltd.	4,924,311	1.1
161,904 (1)	Reliance Strategic Investments Ltd.	563,294	0.1
178,307	Samvardhana Motherson International Ltd.	323,704	0.1
18,028	SBI Cards & Payment Services Ltd.	139,625	0.0
25,744 (2)	SBI Life Insurance Co. Ltd.	417,179	0.1
543	Shree Cement Ltd.	162,670	0.0
16,072	Shriram Finance Ltd.	541,031	0.1
5,002	Siemens Ltd.	380,934	0.1
1,595	Solar Industries India Ltd.	181,655	0.0
25,875 (2)	Sona Blw Precision Forgings Ltd.	179,315	0.0
8,028	SRF Ltd.	209,433	0.1
100,654	State Bank of India	932,539	0.2
54,240	Sun Pharmaceutical Industries Ltd.	1,193,653	0.3
3,916	Sundaram Finance Ltd.	189,334	0.0
3,776	Supreme Industries Ltd.	206,958	0.1
542,096 (1)	Suzlon Energy Ltd.	392,549	0.1
6,926	Tata Communications Ltd.	137,487	0.0
51,394	Tata Consultancy Services Ltd.	2,452,598	0.6
33,607	Tata Consumer Products Ltd.	358,392	0.1
2,126	Tata Elxsi Ltd.	168,421	0.0
114,854	Tata Motors Ltd.	989,945	0.2
89,859	Tata Power Co. Ltd.	410,772	0.1
426,307	Tata Steel Ltd.	685,816	0.2
30,577	Tech Mahindra Ltd.	607,265	0.1
2,519	Thermax Ltd.	118,695	0.0
20,047	Titan Co. Ltd.	759,980	0.2
5,881	Torrent Pharmaceuticals Ltd.	230,515	0.1
9,819	Torrent Power Ltd.	170,091	0.0
10,264	Trent Ltd.	851,606	0.2
6,242	Tube Investments of India Ltd.	260,256	0.1
13,422	TVS Motor Co. Ltd.	370,526	0.1
6,519	UltraTech Cement Ltd.	868,343	0.2
94,113	Union Bank of India Ltd.	131,802	0.0
16,299	United Spirits Ltd.	309,017	0.1
30,948	UPL Ltd.	169,768	0.0
63,940	Varun Beverages Ltd.	476,859	0.1
77,693	Vedanta Ltd.	402,602	0.1
1,525,119 (1)	Vodafone Idea Ltd.	141,064	0.0
11,405	Voltas Ltd.	237,996	0.1
148,462	Wipro Ltd.	521,693	0.1
846,819 (1)	Yes Bank Ltd.	193,213	0.0
376,169 (1)	Zomato Ltd.	1,218,547	0.3
14,717	Zydus Lifesciences Ltd.	166,708	0.0
		85,026,308	19.1

	Indonesia: 1.5%
815,000	Adaro Energy Indonesia Tbk PT	122,728	0.0

See Accompanying Notes to Financial Statements

 30

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
378,600 (1)	Amman Mineral Internasional PT	$198,575	0.1
1,146,100	Astra International Tbk PT	348,397	0.1
3,154,600	Bank Central Asia Tbk PT	1,896,288	0.4
2,125,600	Bank Mandiri Persero Tbk PT	748,219	0.2
862,400	Bank Negara Indonesia Persero Tbk PT	232,096	0.1
3,895,400	Bank Rakyat Indonesia Persero Tbk PT	983,388	0.2
1,601,249	Barito Pacific Tbk PT	91,058	0.0
451,100	Chandra Asri Pacific Tbk PT	210,205	0.1
422,800	Charoen Pokphand Indonesia Tbk PT	125,041	0.0
52,359,000 (1)	GoTo Gojek Tokopedia Tbk PT	226,008	0.1
171,300	Indah Kiat Pulp & Paper Tbk PT	72,188	0.0
135,600	Indofood CBP Sukses Makmur Tbk PT	95,834	0.0
250,600	Indofood Sukses Makmur Tbk PT	119,889	0.0
1,280,600	Kalbe Farma Tbk PT	108,209	0.0
617,700 (1)	Merdeka Copper Gold Tbk PT	61,873	0.0
1,050,300	Sumber Alfaria Trijaya Tbk PT	185,980	0.1
2,848,200	Telkom Indonesia Persero Tbk PT	476,749	0.1
502,400	Unilever Indonesia Tbk PT	58,880	0.0
88,800	United Tractors Tbk PT	147,724	0.0
		6,509,329	1.5

	Ireland: 0.9%
39,522 (1)	PDD Holdings, Inc., ADR	3,833,239	0.9

	Kuwait: 0.7%
93,656	Boubyan Bank KSCP	170,362	0.0
128,471	Gulf Bank KSCP	135,700	0.0
570,548	Kuwait Finance House KSCP	1,380,054	0.3
43,594	Mabanee Co. KPSC	107,748	0.0
112,525	Mobile Telecommunications Co. KSCP	171,163	0.1
447,245	National Bank of Kuwait SAKP	1,299,343	0.3
		3,264,370	0.7

	Luxembourg: 0.0%
7,963	Reinet Investments SCA	188,686	0.0

	Malaysia: 1.5%
148,600	AMMB Holdings Bhd	182,065	0.1
182,100	Axiata Group Bhd	101,339	0.0
206,400	CelcomDIGI Bhd	167,018	0.1
432,400	CIMB Group Holdings Bhd	792,194	0.2
231,800	Gamuda Bhd	245,409	0.1
126,100	Genting Bhd	108,803	0.0
190,300	Genting Malaysia Bhd	96,117	0.0
37,100	Hong Leong Bank Bhd	170,472	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
120,600	IHH Healthcare Bhd	$196,887	0.1
184,700	Inari Amertron Bhd	126,179	0.0
145,000	IOI Corp. Bhd	125,778	0.0
28,800	Kuala Lumpur Kepong Bhd	140,377	0.0
307,200	Malayan Banking Bhd	703,356	0.2
53,200	Malaysia Airports Holdings Bhd	125,876	0.0
145,000	Maxis Bhd	118,300	0.0
73,500	MISC Bhd	124,873	0.0
202,700 (2)	MR DIY Group M Bhd	83,814	0.0
4,300	Nestle Malaysia Bhd	96,098	0.0
165,500	Petronas Chemicals Group Bhd	191,249	0.1
21,200	Petronas Dagangan Bhd	91,599	0.0
40,400	Petronas Gas Bhd	159,744	0.1
38,400	PPB Group Bhd	106,447	0.0
220,200	Press Metal Aluminium Holdings Bhd	241,155	0.1
840,000	Public Bank Bhd	856,259	0.2
99,800	QL Resources Bhd	106,195	0.0
94,700	RHB Bank Bhd	137,203	0.0
182,700	Sime Darby Bhd	96,358	0.0
120,700	Sime Darby Plantation Bhd	133,553	0.0
134,700	Sunway Bhd	144,229	0.0
74,600	Telekom Malaysia Bhd	110,902	0.0
163,500	Tenaga Nasional Bhd	546,049	0.1
198,000	YTL Corp. Bhd	117,996	0.0
146,700	YTL Power International Bhd	144,939	0.0
		6,888,832	1.5

	Mexico: 1.7%
216,578 (3)	Alfa SAB de CV - Class A	156,116	0.0
1,053,707	America Movil SAB de CV	755,499	0.2
29,026	Arca Continental SAB de CV	240,173	0.1
861,294	Cemex SAB de CV	483,706	0.1
30,108	Coca-Cola Femsa SAB de CV	234,109	0.1
165,640	Fibra Uno Administracion SA de CV	164,361	0.0
99,465	Fomento Economico Mexicano SAB de CV	848,680	0.2
10,633	Gruma SAB de CV - Class B	165,918	0.0
17,100	Grupo Aeroportuario del Centro Norte SAB de CV	147,422	0.0
21,994	Grupo Aeroportuario del Pacifico SAB de CV - Class B	386,010	0.1
10,274	Grupo Aeroportuario del Sureste SAB de CV - Class B	264,239	0.1
74,971 (3)	Grupo Bimbo SAB de CV	199,014	0.1
33,041	Grupo Carso SAB de CV	183,087	0.0
17,000	Grupo Comercial Chedraui SA de CV	102,338	0.0
148,269	Grupo Financiero Banorte SAB de CV - Class O	955,418	0.2

See Accompanying Notes to Financial Statements

 31

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
107,212 (1)	Grupo Financiero Inbursa SAB de CV - Class O	$223,360	0.1
177,298	Grupo Mexico SAB de CV	844,187	0.2
11,927 (1)	Industrias Penoles SAB de CV	151,812	0.0
88,549	Kimberly-Clark de Mexico SAB de CV - Class A	124,685	0.0
93,462	Operadora De Sites Mexicanos SAB de CV - Class 1	54,999	0.0
61,508 (3)	Prologis Property Mexico SA de CV	170,415	0.0
12,255	Promotora y Operadora de Infraestructura SAB de CV	103,830	0.0
293,679	Wal-Mart de Mexico SAB de CV	772,966	0.2
		7,732,344	1.7

	Netherlands: 0.1%
33,852	NEPI Rockcastle NV	247,532	0.1

	Peru: 0.2%
10,371	Cia de Minas Buenaventura SAA, ADR	119,474	0.0
3,838	Credicorp Ltd.	703,582	0.2
		823,056	0.2

	Philippines: 0.5%
14,340	Ayala Corp.	147,746	0.0
387,100	Ayala Land, Inc.	174,231	0.0
108,305	Bank of the Philippine Islands	228,424	0.1
139,520	BDO Unibank, Inc.	345,141	0.1
58,520	International Container Terminal Services, Inc.	390,504	0.1
187,740	JG Summit Holdings, Inc.	66,360	0.0
26,660	Jollibee Foods Corp.	123,634	0.0
16,530	Manila Electric Co.	139,453	0.0
110,830	Metropolitan Bank & Trust Co.	137,243	0.0
4,695	PLDT, Inc.	104,954	0.0
12,410	SM Investments Corp.	191,680	0.1
584,600	SM Prime Holdings, Inc.	252,480	0.1
56,810	Universal Robina Corp.	77,283	0.0
		2,379,133	0.5

	Poland: 0.8%
5,385	Alior Bank SA	112,141	0.0
33,122 (1)(2)(3)	Allegro.eu SA	217,048	0.0
10,365	Bank Polska Kasa Opieki SA	346,469	0.1
793	Budimex SA	89,636	0.0
3,785	CD Projekt SA	175,550	0.0
2,796 (1)(2)(3)	Dino Polska SA	263,881	0.1
7,914	KGHM Polska Miedz SA	220,510	0.0
62	L.P. SA	233,278	0.1
914 (1)(3)	mBank SA	121,552	0.0
56,698 (1)	PGE Polska Grupa Energetyczna SA	83,492	0.0
32,774 (3)	Polski Koncern Naftowy ORLEN SA	375,677	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland (continued)
49,063	Powszechna Kasa Oszczednosci Bank Polski SA	$710,267	0.2
34,108	Powszechny Zaklad Ubezpieczen SA	378,871	0.1
2,313	Santander Bank Polska SA	256,760	0.1
		3,585,132	0.8

	Qatar: 0.8%
137,068	Barwa Real Estate Co.	106,599	0.0
188,931	Commercial Bank PSQC	225,741	0.1
123,345	Dukhan Bank	125,244	0.0
82,881	Industries Qatar QSC	302,009	0.1
346,815	Masraf Al Rayan QSC	234,507	0.1
344,417	Mesaieed Petrochemical Holding Co.	141,362	0.0
48,397	Ooredoo QPSC	153,525	0.0
27,906	Qatar Electricity & Water Co. QSC	120,331	0.0
36,774	Qatar Fuel QSC	151,500	0.0
162,620	Qatar Gas Transport Co. Ltd.	185,375	0.1
59,886	Qatar International Islamic Bank QSC	179,280	0.0
100,406	Qatar Islamic Bank SAQ	589,125	0.1
261,373	Qatar National Bank QPSC	1,240,951	0.3
		3,755,549	0.8

	Saudi Arabia: 4.1%
8,229	ACWA Power Co.	880,206	0.2
21,074	Ades Holding Co.	97,433	0.0
9,060 (1)	Advanced Petrochemical Co.	77,401	0.0
111,542	Al Rajhi Bank	2,803,700	0.6
2,434 (1)	Al Rajhi Co for Co-operative Insurance	111,141	0.0
69,601	Alinma Bank	536,108	0.1
23,122	Almarai Co. JSC	351,726	0.1
51,893	Arab National Bank	290,684	0.1
1,553	Arabian Internet & Communications Services Co.	111,462	0.0
34,778	Bank AlBilad	360,947	0.1
31,549 (1)	Bank Al-Jazira	156,768	0.0
69,427	Banque Saudi Fransi	292,152	0.1
4,844	Bupa Arabia for Cooperative Insurance Co.	266,862	0.1
4,440	Co. for Cooperative Insurance	174,469	0.1
2,245	Dallah Healthcare Co.	89,623	0.0
31,962 (1)	Dar Al Arkan Real Estate Development Co.	128,356	0.0
4,887	Dr Sulaiman Al Habib Medical Services Group Co.	364,698	0.1
1,357	Elm Co.	402,687	0.1
21,671	Etihad Etisalat Co.	307,649	0.1
35,531	Jarir Marketing Co.	119,567	0.0

See Accompanying Notes to Financial Statements

 32

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
31,340	Mobile Telecommunications Co. Saudi Arabia	$85,552	0.0
5,808	Mouwasat Medical Services Co.	131,297	0.0
2,469	Nahdi Medical Co.	77,224	0.0
5,265	Power & Water Utility Co. for Jubail & Yanbu	76,742	0.0
83,391	Riyad Bank	633,878	0.2
13,321	SABIC Agri-Nutrients Co.	393,408	0.1
21,461	Sahara International Petrochemical Co.	141,988	0.0
1,376	SAL Saudi Logistics Services	92,434	0.0
73,321 (1)	Saudi Arabian Mining Co.	979,853	0.2
327,072 (2)	Saudi Arabian Oil Co.	2,441,578	0.6
3,503	Saudi Aramco Base Oil Co.	104,070	0.0
56,952	Saudi Awwal Bank	509,664	0.1
50,626	Saudi Basic Industries Corp.	902,736	0.2
43,984	Saudi Electricity Co.	197,622	0.1
23,601	Saudi Industrial Investment Group	104,741	0.0
37,855	Saudi Investment Bank	145,937	0.0
49,664 (1)	Saudi Kayan Petrochemical Co.	92,727	0.0
167,066	Saudi National Bank	1,482,497	0.3
2,126 (1)	Saudi Research & Media Group	155,277	0.0
2,881	Saudi Tadawul Group Holding Co.	166,165	0.1
113,106	Saudi Telecom Co.	1,204,110	0.3
16,345	Yanbu National Petrochemical Co.	164,381	0.1
		18,207,520	4.1

	Singapore: 0.0%
12,700 (2)	BOC Aviation Ltd.	98,328	0.0

	South Africa: 2.6%
48,578	Absa Group Ltd.	488,451	0.1
5,313	Anglo American Platinum Ltd.	160,260	0.0
22,342	Aspen Pharmacare Holdings Ltd.	195,169	0.0
18,955	Bid Corp. Ltd.	432,481	0.1
19,506	Bidvest Group Ltd.	272,262	0.1
4,907	Capitec Bank Holdings Ltd.	815,177	0.2
13,307	Clicks Group Ltd.	263,090	0.1
30,864	Discovery Ltd.	318,547	0.1
15,116	Exxaro Resources Ltd.	126,519	0.0
286,585	FirstRand Ltd.	1,149,549	0.3
50,522	Gold Fields Ltd.	660,999	0.2
32,894	Harmony Gold Mining Co. Ltd.	263,677	0.1
52,240 (1)	Impala Platinum Holdings Ltd.	244,245	0.1
4,376	Kumba Iron Ore Ltd.	75,653	0.0
97,033	MTN Group Ltd.	471,601	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa (continued)
9,641	Naspers Ltd. - Class N	$2,135,072	0.5
26,332	Nedbank Group Ltd.	393,084	0.1
280,483	Old Mutual Ltd.	186,515	0.0
49,979	OUTsurance Group Ltd.	176,120	0.0
138,615 (2)	Pepkor Holdings Ltd.	212,310	0.0
29,643	Remgro Ltd.	243,631	0.1
101,156	Sanlam Ltd.	465,705	0.1
34,854	Sasol Ltd.	153,488	0.0
28,172	Shoprite Holdings Ltd.	438,131	0.1
170,973 (1)	Sibanye Stillwater Ltd.	136,473	0.0
75,776	Standard Bank Group Ltd.	890,460	0.2
36,110	Vodacom Group Ltd.	193,952	0.0
55,273	Woolworths Holdings Ltd./ South Africa	182,265	0.0
		11,744,886	2.6

	South Korea: 8.4%
2,238 (1)	Alteogen, Inc.	464,920	0.1
1,734	Amorepacific Corp.	122,710	0.0
9,058	Celltrion, Inc.	1,141,528	0.3
513	CJ CheilJedang Corp.	88,354	0.0
3,204	Coway Co. Ltd.	144,563	0.0
2,698	DB Insurance Co. Ltd.	187,458	0.1
3,454	Doosan Bobcat, Inc.	96,884	0.0
25,578 (1)	Doosan Enerbility Co. Ltd.	300,719	0.1
2,809 (1)	Ecopro BM Co. Ltd.	205,676	0.1
5,691 (1)	Ecopro Co. Ltd.	218,201	0.1
1,075 (1)	Ecopro Materials Co. Ltd.	46,840	0.0
898 (1)	Enchem Co. Ltd.	80,222	0.0
2,944	GS Holdings Corp.	78,092	0.0
16,210	Hana Financial Group, Inc.	620,248	0.1
1,417	Hanjin Kal Corp.	71,907	0.0
4,496	Hankook Tire & Technology Co. Ltd.	116,087	0.0
419	Hanmi Pharm Co. Ltd.	79,236	0.0
2,636	Hanmi Semiconductor Co. Ltd.	144,500	0.0
1,758	Hanwha Aerospace Co. Ltd.	387,617	0.1
5,465 (1)	Hanwha Ocean Co. Ltd.	137,250	0.0
2,586	HD Hyundai Co. Ltd.	138,661	0.0
1,327	HD Hyundai Electric Co. Ltd.	341,181	0.1
1,295 (1)	HD Hyundai Heavy Industries Co. Ltd.	250,798	0.1
2,423 (1)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	372,632	0.1
6,662 (1)	HLB, Inc.	327,070	0.1
14,705	HMM Co. Ltd.	175,658	0.0
1,326	HYBE Co. Ltd.	173,028	0.0
2,108	Hyundai Glovis Co. Ltd.	168,157	0.0
3,417	Hyundai Mobis Co. Ltd.	543,428	0.1
7,775	Hyundai Motor Co.	1,103,823	0.3
3,909	Hyundai Rotem Co. Ltd.	131,132	0.0
15,193	Industrial Bank of Korea	147,286	0.0
17,561	Kakao Corp.	450,025	0.1
9,738	KakaoBank Corp.	137,590	0.0
21,211	KB Financial Group, Inc.	1,194,412	0.3
13,584	Kia Corp.	919,223	0.2

See Accompanying Notes to Financial Statements

 33

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
4,264	Korea Aerospace Industries Ltd.	$158,458	0.0
14,475 (1)	Korea Electric Power Corp.	196,089	0.1
2,441	Korea Investment Holdings Co. Ltd.	117,051	0.0
352	Korea Zinc Co. Ltd.	238,420	0.1
10,276	Korean Air Lines Co. Ltd.	156,354	0.0
1,627 (1)	Krafton, Inc.	342,850	0.1
5,828	KT&G Corp.	421,704	0.1
1,019	Kumho Petrochemical Co. Ltd.	62,403	0.0
1,547 (1)	L&F Co. Ltd.	83,630	0.0
2,777	LG Chem Ltd.	465,236	0.1
5,313	LG Corp.	257,433	0.1
18,384 (1)	LG Display Co. Ltd.	112,193	0.0
6,050	LG Electronics, Inc.	339,914	0.1
2,636 (1)	LG Energy Solution Ltd.	615,601	0.1
542	LG H&H Co. Ltd.	111,483	0.0
904	LG Innotek Co. Ltd.	97,848	0.0
12,889	LG Uplus Corp.	90,122	0.0
1,287	Lotte Chemical Corp.	51,994	0.0
935	LS Electric Co. Ltd.	101,201	0.0
5,348	Meritz Financial Group, Inc.	375,732	0.1
15,257	Mirae Asset Securities Co. Ltd.	82,239	0.0
8,225	NAVER Corp.	1,097,462	0.3
858	NCSoft Corp.	105,949	0.0
1,953 (1)(2)	Netmarble Corp.	67,904	0.0
8,920	NH Investment & Securities Co. Ltd.	83,967	0.0
1,471	Orion Corp./Republic of Korea	101,611	0.0
3,587	Posco DX Co. Ltd.	45,665	0.0
1,801	POSCO Future M Co. Ltd.	170,153	0.0
3,986	POSCO Holdings, Inc.	679,947	0.2
3,137	Posco International Corp.	83,331	0.0
1,000 (1)(2)	Samsung Biologics Co. Ltd.	640,768	0.2
4,994	Samsung C&T Corp.	385,882	0.1
3,278	Samsung Electro- Mechanics Co. Ltd.	271,887	0.1
273,284	Samsung Electronics Co. Ltd.	9,752,635	2.2
9,411 (1)	Samsung Engineering Co. Ltd.	104,904	0.0
1,745	Samsung Fire & Marine Insurance Co. Ltd.	422,457	0.1
37,949 (1)	Samsung Heavy Industries Co. Ltd.	289,533	0.1
4,573 (1)	Samsung Life Insurance Co. Ltd.	292,631	0.1
3,131	Samsung SDI Co. Ltd.	517,519	0.1
2,444	Samsung SDS Co. Ltd.	210,307	0.1
24,510	Shinhan Financial Group Co. Ltd.	794,782	0.2
1,877 (1)	SK Biopharmaceuticals Co. Ltd.	140,167	0.0
1,935 (1)	SK Bioscience Co. Ltd.	65,884	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
31,189	SK Hynix, Inc.	$3,573,958	0.8
3,608 (1)	SK Innovation Co. Ltd.	272,753	0.1
5,366 (1)	SK Square Co. Ltd.	281,808	0.1
3,109	SK Telecom Co. Ltd.	116,501	0.0
2,052	SK, Inc.	182,148	0.1
1,165 (1)	SKC Co. Ltd.	81,997	0.0
2,795	S-Oil Corp.	104,368	0.0
35,594	Woori Financial Group, Inc.	370,864	0.1
3,266	Yuhan Corp.	263,140	0.1
		37,357,953	8.4

	Taiwan: 19.2%
28,000	Accton Technology Corp.	658,106	0.2
172,000	Acer, Inc.	208,349	0.0
26,595	Advantech Co. Ltd.	280,478	0.1
8,000	Airtac International Group	205,488	0.0
5,000	Alchip Technologies Ltd.	498,158	0.1
187,000	ASE Technology Holding Co. Ltd.	918,252	0.2
133,000	Asia Cement Corp.	163,805	0.0
19,000	Asia Vital Components Co. Ltd.	358,430	0.1
40,000	Asustek Computer, Inc.	749,762	0.2
392,000	AUO Corp.	174,894	0.0
36,000	Catcher Technology Co. Ltd.	212,656	0.0
536,000	Cathay Financial Holding Co. Ltd.	1,114,812	0.3
85,179	Chailease Holding Co. Ltd.	293,095	0.1
344,464	Chang Hwa Commercial Bank Ltd.	187,378	0.0
105,000	Cheng Shin Rubber Industry Co. Ltd.	156,823	0.0
178,000	China Airlines Ltd.	139,068	0.0
894,000	China Development Financial Holding Corp.	468,341	0.1
659,000	China Steel Corp.	394,668	0.1
211,000	Chunghwa Telecom Co. Ltd.	794,295	0.2
243,000	Compal Electronics, Inc.	278,214	0.1
940,000	CTBC Financial Holding Co. Ltd.	1,119,011	0.3
111,000	Delta Electronics, Inc.	1,452,906	0.3
48,000	E Ink Holdings, Inc.	399,684	0.1
801,516	E.Sun Financial Holding Co. Ltd.	657,995	0.2
11,000	Eclat Textile Co. Ltd.	170,442	0.0
3,000	eMemory Technology, Inc.	306,502	0.1
156,000	Eva Airways Corp.	210,805	0.0
57,000	Evergreen Marine Corp. Taiwan Ltd.	391,001	0.1
167,000	Far Eastern New Century Corp.	160,818	0.0
100,000	Far EasTone Telecommunications Co. Ltd.	272,461	0.1
29,720	Feng TAY Enterprise Co. Ltd.	120,333	0.0
618,306	First Financial Holding Co. Ltd.	510,557	0.1

See Accompanying Notes to Financial Statements

 34

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
202,000	Formosa Chemicals & Fibre Corp.	$168,032	0.0
219,000	Formosa Plastics Corp.	236,930	0.1
8,500	Fortune Electric Co. Ltd.	145,522	0.0
461,620	Fubon Financial Holding Co. Ltd.	1,269,460	0.3
31,000	Gigabyte Technology Co. Ltd.	256,491	0.1
5,000	Global Unichip Corp.	206,442	0.0
15,000	Globalwafers Co. Ltd.	174,319	0.0
712,000	Hon Hai Precision Industry Co. Ltd.	3,980,543	0.9
16,420	Hotai Motor Co. Ltd.	309,690	0.1
489,710	Hua Nan Financial Holdings Co. Ltd.	390,050	0.1
453,544	Innolux Corp.	198,176	0.0
13,000	International Games System Co. Ltd.	386,006	0.1
157,000	Inventec Corp.	239,242	0.1
4,000	Jentech Precision Industrial Co. Ltd.	185,463	0.0
6,000	Largan Precision Co. Ltd.	488,451	0.1
120,000	Lite-On Technology Corp.	363,307	0.1
87,000	MediaTek, Inc.	3,740,107	0.8
662,756	Mega Financial Holding Co. Ltd.	781,339	0.2
42,000	Micro-Star International Co. Ltd.	234,574	0.1
291,000	Nan Ya Plastics Corp.	265,052	0.1
84,000 (1)	Nanya Technology Corp.	74,750	0.0
10,000	Nien Made Enterprise Co. Ltd.	111,633	0.0
32,000	Novatek Microelectronics Corp.	488,843	0.1
113,000	Pegatron Corp.	315,985	0.1
14,000 (1)	PharmaEssentia Corp.	262,282	0.1
128,000	Pou Chen Corp.	143,829	0.0
31,000	President Chain Store Corp.	248,562	0.1
153,000	Quanta Computer, Inc.	1,331,625	0.3
28,000	Realtek Semiconductor Corp.	483,909	0.1
94,300	Ruentex Development Co. Ltd.	123,222	0.0
222,000	Shanghai Commercial & Savings Bank Ltd.	267,892	0.1
837,800 (1)	Shin Kong Financial Holding Co. Ltd.	301,182	0.1
599,714	SinoPac Financial Holdings Co. Ltd.	418,113	0.1
75,000	Synnex Technology International Corp.	161,812	0.0
657,245	Taishin Financial Holding Co. Ltd.	348,450	0.1
402,008	Taiwan Business Bank	181,890	0.0
371,000	Taiwan Cement Corp.	358,420	0.1
580,430	Taiwan Cooperative Financial Holding Co. Ltd.	429,806	0.1
102,000	Taiwan High Speed Rail Corp.	86,451	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
102,000	Taiwan Mobile Co. Ltd.	$352,934	0.1
1,409,000	Taiwan Semiconductor Manufacturing Co. Ltd.	45,792,574	10.3
79,000	Unimicron Technology Corp.	338,512	0.1
268,000	Uni-President Enterprises Corp.	660,725	0.2
639,000	United Microelectronics Corp.	832,360	0.2
59,477	Vanguard International Semiconductor Corp.	181,168	0.0
4,000	Voltronic Power Technology Corp.	226,420	0.1
173,000	Walsin Lihwa Corp.	124,909	0.0
42,000	Wan Hai Lines Ltd.	103,791	0.0
155,000	Wistron Corp.	489,687	0.1
6,000	Wiwynn Corp.	476,324	0.1
94,000	WPG Holdings Ltd.	195,735	0.0
23,727	Yageo Corp.	390,428	0.1
99,000	Yang Ming Marine Transport Corp.	228,442	0.1
578,620	Yuanta Financial Holding Co. Ltd.	598,900	0.1
42,000	Zhen Ding Technology Holding Ltd.	153,392	0.0
		85,331,740	19.2

	Thailand: 1.4%
67,200	Advanced Info Service PCL	563,829	0.1
237,500	Airports of Thailand PCL	413,174	0.1
632,800	Bangkok Dusit Medical Services PCL - Class F	454,202	0.1
450,900	Bangkok Expressway & Metro PCL	93,671	0.0
34,500	Bumrungrad Hospital PCL	201,414	0.1
112,500	Central Pattana PCL	187,715	0.1
110,600	Central Retail Corp. PCL	109,519	0.0
210,100	Charoen Pokphand Foods PCL	140,300	0.0
326,800	CP ALL PCL - Foreign	532,761	0.1
123,102	CP AXTRA PCL	98,388	0.0
176,456	Delta Electronics Thailand PCL	782,008	0.2
163,900	Gulf Energy Development PCL	284,910	0.1
372,500	Home Product Center PCL	102,043	0.0
55,900	Intouch Holdings PCL - Class F	158,609	0.0
34,700	Kasikornbank PCL	157,941	0.0
211,300	Krung Thai Bank PCL	130,006	0.0
64,000	Krungthai Card PCL	93,640	0.0
192,300	Minor International PCL	146,007	0.0
80,000	PTT Exploration & Production PCL	281,199	0.1
143,100	PTT Global Chemical PCL	101,974	0.0
196,800	PTT Oil & Retail Business PCL	76,605	0.0
565,000	PTT PCL - Foreign	526,770	0.1
47,900	SCB X PCL	164,901	0.1

See Accompanying Notes to Financial Statements

 35

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
44,800	Siam Cement PCL - Foreign	$220,068	0.1
82,400	Thai Oil PCL - Foreign	68,602	0.0
1,704,400	TMBThanachart Bank PCL	92,883	0.0
586,400 (1)	True Corp. PCL	190,352	0.1
		6,373,491	1.4

	Turkey: 0.7%
180,241	Akbank TAS	330,453	0.1
11,979	Anadolu Efes Biracilik Ve Malt Sanayii AS	64,773	0.0
79,273	Aselsan Elektronik Sanayi Ve Ticaret AS	162,484	0.0
25,868	BIM Birlesik Magazalar AS	386,504	0.1
48,729	Coca-Cola Icecek AS	82,460	0.0
175,434	Eregli Demir ve Celik Fabrikalari TAS	121,018	0.0
4,076	Ford Otomotiv Sanayi AS	107,974	0.0
61,389	Haci Omer Sabanci Holding AS	166,613	0.0
43,243	KOC Holding AS	218,237	0.1
13,869 (1)	Pegasus Hava Tasimaciligi AS	83,516	0.0
701,054 (1)	Sasa Polyester Sanayi AS	80,598	0.0
31,568 (1)	Turk Hava Yollari AO	250,509	0.1
70,058	Turkcell Iletisim Hizmetleri AS	183,464	0.1
511,396	Turkiye Is Bankasi AS - Class C	195,457	0.1
55,846	Turkiye Petrol Rafinerileri AS	224,038	0.1
86,439	Turkiye Sise ve Cam Fabrikalari AS	101,328	0.0
199,949	Yapi ve Kredi Bankasi AS	173,090	0.0
		2,932,516	0.7

	United Arab Emirates: 1.3%
165,288	Abu Dhabi Commercial Bank PJSC	468,589	0.1
83,263	Abu Dhabi Islamic Bank PJSC	313,280	0.1
178,997	Abu Dhabi National Oil Co. for Distribution PJSC	171,537	0.0
184,601	ADNOC Drilling Co. PJSC	267,876	0.1
216,077	Aldar Properties PJSC	451,619	0.1
176,496	Americana Restaurants International PLC	106,147	0.0
165,339	Dubai Islamic Bank PJSC	318,894	0.1
375,060	Emaar Properties PJSC	1,313,851	0.3
106,310	Emirates NBD Bank PJSC	620,833	0.1
197,536	Emirates Telecommunications Group Co. PJSC	877,687	0.2
250,238	First Abu Dhabi Bank PJSC	935,893	0.2
212,917 (1)	Multiply Group PJSC	120,007	0.0
		5,966,213	1.3

	United Kingdom: 0.1%
28,312	Anglogold Ashanti PLC	633,216	0.1

	United States: 0.3%
39,200 (1)	BeiGene Ltd.	558,906	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
4,432 (1)	Legend Biotech Corp., ADR	$144,217	0.1
4,889	Southern Copper Corp.	445,535	0.1
		1,148,658	0.3
	Total Common Stock (Cost $406,028,294)	430,193,205	96.6

PREFERRED STOCK: 1.5%
	Brazil: 1.0%
304,621	Banco Bradesco SA - Preference Shares	570,007	0.1
15,949	Centrais Eletricas Brasileiras SA	97,689	0.0
102,924	Cia Energetica de Minas Gerais	185,094	0.1
67,800	Cia Paranaense de Energia	100,418	0.0
80,004	Gerdau SA	234,916	0.1
273,783	Itau Unibanco Holding SA	1,361,858	0.3
314,915	Itausa SA	450,108	0.1
254,599	Petroleo Brasileiro SA	1,491,447	0.3
		4,491,537	1.0

	Chile: 0.1%
8,440	Sociedad Quimica y Minera de Chile SA	310,605	0.1

	Colombia: 0.0%
25,795	Bancolombia SA	205,983	0.0

	South Korea: 0.4%
1,267	Hyundai Motor Co.	130,036	0.0
2,065	Hyundai Motor Co. - Second Preference Shares	216,696	0.1
544	LG Chem Ltd.	58,162	0.0
46,650	Samsung Electronics Co. Ltd.	1,385,597	0.3
		1,790,491	0.4
	Total Preferred Stock (Cost $8,083,932)	6,798,616	1.5
	Total Long-Term Investments (Cost $414,112,226)	436,991,821	98.1

See Accompanying Notes to Financial Statements

 36

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Repurchase Agreements: 1.1%
1,105,443 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,105,722, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,127,552, due 10/01/29-02/01/57)	$1,105,443	0.2
1,105,443 (5)	Clear Street LLC, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,105,722, collateralized by various U.S. Government Securities, 2.375%-6.125%, Market Value plus accrued interest $1,127,552, due 11/15/27-05/15/54)	1,105,443	0.3
1,116,610 (5)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $1,116,883, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,138,942, due 03/27/25-01/01/55)	1,116,610	0.3
239,069 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $239,128, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $243,850, due 06/01/30-12/01/54)	239,069	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,105,443 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,105,723, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,127,552, due 11/01/51-12/01/54)	$1,105,443	0.2
	Total Repurchase Agreements (Cost $4,672,008)	4,672,008	1.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
9,407,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $9,407,000)	$9,407,000	2.1
	Total Short-Term Investments (Cost $14,079,008)	14,079,008	3.2
	Total Investments in Securities (Cost $428,191,234)	$451,070,829	101.3
	Liabilities in Excess of Other Assets	(5,900,063)	(1.3)
	Net Assets	$445,170,766	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

 37

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Sector Diversification	Percentage of Net Assets
Information Technology	23.7%
Financials	23.4
Consumer Discretionary	12.8
Communication Services	9.3
Industrials	6.4
Materials	5.6
Consumer Staples	4.7
Energy	4.5
Health Care	3.4
Utilities	2.7
Real Estate	1.6
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil	$13,290,445	$—	$—	$13,290,445
Chile	1,549,583	—	—	1,549,583
China	3,988,515	108,043,363	34,908	112,066,786
Colombia	225,546	—	—	225,546
Czechia	445,720	157,570	—	603,290
Egypt	310,966	—	—	310,966
Greece	—	2,090,418	—	2,090,418
Hong Kong	310,561	4,662,361	—	4,972,922
Hungary	—	1,055,218	—	1,055,218
India	476,859	84,549,449	—	85,026,308
Indonesia	2,889,170	3,620,159	—	6,509,329
Ireland	3,833,239	—	—	3,833,239
Kuwait	107,748	3,156,622	—	3,264,370
Luxembourg	188,686	—	—	188,686
Malaysia	414,362	6,474,470	—	6,888,832
Mexico	7,732,344	—	—	7,732,344
Netherlands	247,532	—	—	247,532
Peru	823,056	—	—	823,056
Philippines	758,381	1,620,752	—	2,379,133
Poland	263,881	3,321,251	—	3,585,132
Qatar	604,636	3,150,913	—	3,755,549
Saudi Arabia	2,104,007	16,103,513	—	18,207,520
Singapore	—	98,328	—	98,328
South Africa	4,262,862	7,482,024	—	11,744,886
South Korea	—	37,357,953	—	37,357,953
Taiwan	—	85,331,740	—	85,331,740
Thailand	98,388	6,275,103	—	6,373,491
Turkey	1,755,690	1,176,826	—	2,932,516
United Arab Emirates	2,079,676	3,886,537	—	5,966,213
United Kingdom	—	633,216	—	633,216
United States	589,752	558,906	—	1,148,658
Total Common Stock	49,351,605	380,806,692	34,908	430,193,205

See Accompanying Notes to Financial Statements

 38

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Preferred Stock	$5,008,125	$1,790,491	$—	$6,798,616
Short-Term Investments	9,407,000	4,672,008	—	14,079,008
Total Investments, at fair value	$63,766,730	$387,269,191	$34,908	$451,070,829
Liabilities Table
Other Financial Instruments+
Futures	$(362,575)	$—	$—	$(362,575)
Total Liabilities	$(362,575)	$—	$—	$(362,575)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
MSCI Emerging Markets Index	200	03/21/25	$10,738,000	$(362,575)
			$10,738,000	$(362,575)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments Liability Derivatives	Location on Statement of Assets and Liabilities	Fair Value

Equity contracts	Variation margin payable on futures contracts*	$362,575
Total Liability Derivatives		$362,575

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$951,769	$951,769
Foreign exchange contracts	(1,119)	—	(1,119)
Total	$(1,119)	$951,769	$950,650

See Accompanying Notes to Financial Statements

 39

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(663,661)
Total	$(663,661)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $431,796,554.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$55,639,917
Gross Unrealized Depreciation	(36,219,180)
Net Unrealized Appreciation	$19,420,737

See Accompanying Notes to Financial Statements

 40

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.3%
	Australia: 7.0%
303,326	ANZ Group Holdings Ltd.	$5,344,542	0.3
131,887 (1)	APA Group	567,793	0.0
57,691	Aristocrat Leisure Ltd.	2,436,322	0.1
19,747	ASX Ltd.	794,087	0.1
516,762	BHP Group Ltd. - Class DI	12,606,282	0.8
44,687	BlueScope Steel Ltd.	516,720	0.0
141,856	Brambles Ltd.	1,687,115	0.1
38,447	CAR Group Ltd.	855,594	0.1
6,666	Cochlear Ltd.	1,193,737	0.1
136,504 (1)	Coles Group Ltd.	1,593,485	0.1
170,449 (1)	Commonwealth Bank of Australia	16,128,085	1.0
54,010	Computershare Ltd.	1,134,560	0.1
49,315	CSL Ltd.	8,603,041	0.5
155,045 (1)	Endeavour Group Ltd./ Australia	402,219	0.0
172,471	Fortescue Metals Group Ltd.	1,942,120	0.1
175,221	Goodman Group	3,851,699	0.2
195,096	GPT Group	525,566	0.0
241,402	Insurance Australia Group Ltd.	1,262,586	0.1
226,688 (1)	Lottery Corp. Ltd.	691,412	0.0
36,877	Macquarie Group Ltd.	5,043,408	0.3
280,487	Medibank Pvt Ltd.	657,432	0.0
18,013 (1)	Mineral Resources Ltd.	380,163	0.0
401,874 (1)	Mirvac Group	464,769	0.0
313,082	National Australia Bank Ltd.	7,173,434	0.4
117,092	Northern Star Resources Ltd.	1,112,511	0.1
49,601	Orica Ltd.	508,482	0.0
175,457	Origin Energy Ltd.	1,181,891	0.1
5,854	Pro Medicus Ltd.	904,282	0.1
78,036 (2)	Qantas Airways Ltd.	432,001	0.0
153,321	QBE Insurance Group Ltd.	1,820,820	0.1
18,760	Ramsay Health Care Ltd.	400,323	0.0
5,382 (1)	REA Group Ltd.	774,274	0.1
23,027 (1)	Reece Ltd.	318,104	0.0
37,807	Rio Tinto Ltd.	2,741,495	0.2
330,776	Santos Ltd.	1,369,710	0.1
529,783	Scentre Group	1,121,470	0.1
36,341 (1)	SEEK Ltd.	505,726	0.0
20,726	SGH Ltd.	589,601	0.0
46,481	Sonic Healthcare Ltd.	775,251	0.1
461,198	South32 Ltd. - Class DI	967,402	0.1
243,126	Stockland	721,124	0.0
129,582	Suncorp Group Ltd.	1,522,436	0.1
411,874	Telstra Group Ltd.	1,020,748	0.1
316,091	Transurban Group	2,612,494	0.2
82,641	Treasury Wine Estates Ltd.	578,875	0.0
394,090	Vicinity Ltd.	510,752	0.0
24,335 (1)	Washington H Soul Pattinson & Co. Ltd.	514,395	0.0
115,574	Wesfarmers Ltd.	5,105,775	0.3
350,173	Westpac Banking Corp.	6,989,798	0.4
18,735	WiseTech Global Ltd.	1,398,627	0.1
193,382 (1)	Woodside Energy Group Ltd. (WDS)	2,994,507	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
124,415	Woolworths Group Ltd.	$2,345,307	0.1
		117,694,352	7.0

	Austria: 0.2%
34,295	Erste Group Bank AG	2,122,729	0.1
44,957	Mondi PLC QX	669,300	0.1
14,999	OMV AG	581,687	0.0
6,935 (1)	Verbund AG	502,854	0.0
		3,876,570	0.2

	Belgium: 0.8%
16,273	Ageas SA	791,196	0.1
91,520	Anheuser-Busch InBev SA	4,581,857	0.3
2,188 (1)	D’ieteren Group	363,969	0.0
2,995 (1)	Elia Group SA	230,444	0.0
8,457	Groupe Bruxelles Lambert NV	578,255	0.1
23,376	KBC Group NV	1,804,846	0.1
42 (1)	Lotus Bakeries NV	470,111	0.0
1,570 (1)	Sofina SA	354,395	0.0
7,548	Syensqo SA	551,230	0.0
12,876	UCB SA	2,563,148	0.2
18,376	Warehouses De Pauw CVA	361,240	0.0
		12,650,691	0.8

	Chile: 0.1%
40,163	Antofagasta PLC	795,605	0.1

	China: 0.0%
263,100	Yangzijiang Shipbuilding Holdings Ltd.	575,095	0.0

	Denmark: 2.8%
298	AP Moller - Maersk A/S - Class A	479,443	0.0
464 (1)	AP Moller - Maersk A/S - Class B	771,985	0.0
9,729	Carlsberg AS - Class B	934,399	0.1
12,845	Coloplast A/S - Class B	1,407,326	0.1
70,249	Danske Bank A/S	1,991,747	0.1
9,007 (2)	Demant A/S	331,514	0.0
20,815 (1)	DSV A/S	4,432,881	0.3
6,403 (2)	Genmab A/S	1,337,220	0.1
328,011	Novo Nordisk A/S - Class B	28,301,389	1.7
35,888	Novozymes A/S - Class B	2,033,651	0.1
17,126 (1)(2)(3)	Orsted AS	773,303	0.1
8,351	Pandora A/S	1,527,861	0.1
956 (1)	Rockwool A/S - Class B	340,180	0.0
34,528	Tryg A/S	728,345	0.0
102,852 (2)	Vestas Wind Systems A/S	1,410,811	0.1
6,510 (1)(2)	Zealand Pharma A/S	647,582	0.0
		47,449,637	2.8

	Finland: 1.0%
14,486	Elisa Oyj	627,223	0.1
45,692 (1)	Fortum Oyj	639,666	0.1
27,818 (1)	Kesko Oyj - Class B	524,852	0.0
34,617 (1)	Kone Oyj - Class B	1,687,584	0.1
63,321 (1)	Metso Oyj	589,491	0.0
43,088	Neste Oyj	545,289	0.0
543,132	Nokia Oyj	2,402,502	0.2

See Accompanying Notes to Financial Statements

 41

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Finland (continued)
22,326	Nordea Bank Abp - EUR	$243,594	0.0
299,004	Nordea Bank Abp - SEK	3,257,090	0.2
11,016	Orion Oyj - Class B	488,160	0.0
50,396	Sampo Oyj - Class A	2,058,424	0.1
59,285 (1)	Stora Enso Oyj - Class R	596,647	0.0
54,359	UPM-Kymmene Oyj	1,494,852	0.1
51,225	Wartsila Oyj Abp	907,846	0.1
		16,063,220	1.0

	France: 10.7%
19,850	Accor SA	965,458	0.1
3,528	Aeroports de Paris	408,494	0.0
58,891	Air Liquide SA	9,573,314	0.6
60,519	Airbus SE	9,690,975	0.6
35,253 (2)	Alstom SA	786,603	0.1
6,253 (3)	Amundi SA	416,142	0.0
5,732	Arkema SA	436,162	0.0
179,348	AXA SA	6,382,936	0.4
4,219	BioMerieux	451,563	0.0
103,653	BNP Paribas SA	6,363,970	0.4
72,621 (1)	Bollore SE	446,550	0.0
19,314	Bouygues SA	571,899	0.0
32,358	Bureau Veritas SA	983,044	0.1
15,822	Capgemini SE	2,584,173	0.2
55,239 (1)	Carrefour SA	786,207	0.1
46,198	Cie de Saint-Gobain	4,105,236	0.3
68,041	Cie Generale des Etablissements Michelin SCA	2,238,923	0.1
5,684	Covivio SA/France	288,086	0.0
108,402	Credit Agricole SA	1,491,562	0.1
65,750	Danone SA	4,443,373	0.3
2,001	Dassault Aviation SA	408,876	0.0
68,158	Dassault Systemes SE	2,358,537	0.1
24,961	Edenred	820,619	0.1
7,486	Eiffage SA	656,458	0.0
186,020	Engie SA	2,950,171	0.2
30,275	EssilorLuxottica SA	7,384,982	0.4
4,372	Eurazeo SE	326,104	0.0
4,685	Gecina SA	438,915	0.0
30,809	Getlink SE	491,272	0.0
3,226	Hermes International	7,740,380	0.5
3,841	Ipsen SA	440,259	0.0
7,582	Kering SA	1,872,721	0.1
21,912	Klepierre SA	631,055	0.0
10,378 (3)	La Francaise des Jeux SAEM	399,663	0.0
26,709	Legrand SA	2,598,023	0.2
24,458	L’Oreal SA	8,658,214	0.5
28,016	LVMH Moet Hennessy Louis Vuitton SE	18,428,750	1.1
189,643	Orange SA	1,892,227	0.1
20,641	Pernod Ricard SA	2,332,165	0.1
23,311	Publicis Groupe SA	2,481,683	0.2
19,577	Renault SA	953,085	0.1
22,780	Rexel SA	580,196	0.0
36,988	Safran SA	8,104,359	0.5
116,312	Sanofi	11,306,791	0.7
2,974	Sartorius Stedim Biotech	580,612	0.0
55,695	Schneider Electric SE	13,865,619	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
2,536	SEB SA	$229,176	0.0
73,359	Societe Generale SA	2,058,859	0.1
9,011 (1)	Sodexo SA	742,524	0.1
69,609	STMicroelectronics NV	1,743,488	0.1
5,567	Teleperformance	477,500	0.0
9,439	Thales SA	1,355,398	0.1
219,777	TotalEnergies SE	12,244,858	0.7
12,065 (1)	Unibail-Rodamco-Westfield	908,673	0.1
71,662	Veolia Environnement SA	2,010,661	0.1
50,948	Vinci SA	5,245,438	0.3
		179,132,981	10.7

	Germany: 8.7%
16,499	Adidas AG	4,058,170	0.2
39,895	Allianz SE	12,262,262	0.7
90,901	BASF SE	3,986,113	0.2
100,057	Bayer AG	1,998,636	0.1
29,525	Bayerische Motoren Werke AG	2,414,850	0.2
8,341 (1)	Bechtle AG	267,515	0.0
10,103	Beiersdorf AG	1,297,685	0.1
13,235	Brenntag SE	795,936	0.1
4,099	Carl Zeiss Meditec AG - Class BR	191,900	0.0
96,443	Commerzbank AG	1,583,834	0.1
11,204	Continental AG	754,965	0.1
18,287 (2)(3)	Covestro AG	1,062,195	0.1
6,355	CTS Eventim AG & Co. KGaA	537,221	0.0
50,289	Daimler Truck Holding AG	1,926,176	0.1
19,010 (2)(3)	Delivery Hero SE	534,034	0.0
192,997	Deutsche Bank AG	3,330,533	0.2
19,178	Deutsche Boerse AG	4,417,777	0.3
61,109 (1)	Deutsche Lufthansa AG	392,730	0.0
103,884	Deutsche Post AG, Reg	3,667,356	0.2
355,499	Deutsche Telekom AG, Reg	10,651,860	0.6
228,659	E.ON SE	2,663,435	0.2
26,103	Evonik Industries AG	453,724	0.0
20,918	Fresenius Medical Care AG & Co. KGaA	952,414	0.1
43,023 (2)	Fresenius SE & Co. KGaA	1,493,371	0.1
15,796	GEA Group AG	784,639	0.1
6,141	Hannover Rueck SE	1,537,827	0.1
13,907	Heidelberg Materials AG	1,718,394	0.1
10,584	Henkel AG & Co. KGaA	815,680	0.1
133,004	Infineon Technologies AG	4,341,487	0.3
7,388	Knorr-Bremse AG	536,232	0.0
7,585	LEG Immobilien SE	643,351	0.0
76,272	Mercedes-Benz Group AG	4,252,304	0.3
13,163	Merck KGaA	1,915,520	0.1
5,482	MTU Aero Engines AG	1,830,967	0.1
13,623	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	6,873,661	0.4
5,882	Nemetschek SE	571,390	0.0
10,753	Puma SE	494,432	0.0
521	Rational AG	446,241	0.0
4,436	Rheinmetall AG	2,834,198	0.2

See Accompanying Notes to Financial Statements

 42

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
64,394	RWE AG	$1,923,035	0.1
106,352	SAP SE	26,159,877	1.6
7,639 (3)	Scout24 SE	674,058	0.0
77,404	Siemens AG, Reg	15,093,385	0.9
65,126 (2)	Siemens Energy AG	3,456,345	0.2
28,721 (3)	Siemens Healthineers AG	1,516,668	0.1
13,524	Symrise AG	1,442,642	0.1
6,575	Talanx AG	559,214	0.0
75,425	Vonovia SE	2,296,156	0.1
22,845 (2)(3)	Zalando SE	764,240	0.1
		145,176,635	8.7

	Hong Kong: 2.0%
1,113,400	AIA Group Ltd.	7,997,399	0.5
377,000	BOC Hong Kong Holdings Ltd.	1,203,813	0.1
196,000	CK Asset Holdings Ltd.	799,949	0.1
273,000	CK Hutchison Holdings Ltd.	1,451,389	0.1
64,000	CK Infrastructure Holdings Ltd.	475,100	0.0
167,500	CLP Holdings Ltd.	1,404,871	0.1
5,712	Futu Holdings Ltd., ADR	456,903	0.0
223,000	Galaxy Entertainment Group Ltd.	938,749	0.1
76,700	Hang Seng Bank Ltd.	939,487	0.1
148,000	Henderson Land Development Co. Ltd.	448,655	0.0
386,000	HKT Trust & HKT Ltd. - Stapled Security	476,719	0.0
1,140,000	Hong Kong & China Gas Co. Ltd.	908,337	0.1
122,700	Hong Kong Exchanges & Clearing Ltd.	4,592,508	0.3
112,400	Hongkong Land Holdings Ltd.	500,504	0.0
16,300	Jardine Matheson Holdings Ltd.	666,018	0.0
262,400	Link REIT	1,103,526	0.1
158,500	MTR Corp. Ltd.	550,606	0.0
141,000	Power Assets Holdings Ltd.	981,977	0.1
274,556	Prudential PLC	2,178,873	0.1
396,000	Sino Land Co. Ltd.	399,581	0.0
137,000	SITC International Holdings Co. Ltd.	363,287	0.0
147,500	Sun Hung Kai Properties Ltd.	1,403,513	0.1
41,500	Swire Pacific Ltd. - Class A	375,309	0.0
140,000	Techtronic Industries Co. Ltd.	1,840,433	0.1
849,500 (3)	WH Group Ltd.	654,654	0.0
109,000 (1)	Wharf Holdings Ltd.	305,840	0.0
170,000	Wharf Real Estate Investment Co. Ltd.	432,399	0.0
		33,850,399	2.0

	Ireland: 0.8%
19,791	AerCap Holdings NV	1,893,999	0.1
189,736	AIB Group PLC	1,049,223	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Ireland (continued)
102,278	Bank of Ireland Group PLC	$932,719	0.1
10,070	DCC PLC	645,243	0.0
93,659	Experian PLC	4,025,432	0.2
43,739 (2)	James Hardie Industries PLC	1,348,069	0.1
15,595	Kerry Group PLC - Class A	1,504,084	0.1
15,745	Kingspan Group PLC	1,144,623	0.1
		12,543,392	0.8

	Israel: 0.9%
4,322	Azrieli Group Ltd.	356,707	0.0
128,751	Bank Hapoalim BM	1,554,302	0.1
153,563	Bank Leumi Le-Israel BM	1,826,990	0.1
8,961 (2)	Check Point Software Technologies Ltd.	1,673,019	0.1
4,396 (2)	CyberArk Software Ltd.	1,464,527	0.1
2,718	Elbit Systems Ltd.	712,700	0.0
10,205 (2)	Global-e Online Ltd.	556,479	0.0
78,842	ICL Group Ltd.	389,389	0.0
125,986	Israel Discount Bank Ltd. - Class A	861,848	0.0
15,790	Mizrahi Tefahot Bank Ltd.	683,533	0.0
3,814 (2)	Monday.com Ltd.	897,968	0.1
6,403 (2)	Nice Ltd.	1,087,380	0.1
115,383 (2)	Teva Pharmaceutical Industries Ltd., ADR	2,543,041	0.2
5,384 (2)	Wix.com Ltd.	1,155,137	0.1
		15,763,020	0.9

	Italy: 2.5%
12,681 (1)	Amplifon SpA	326,764	0.0
95,904	Assicurazioni Generali SpA	2,713,308	0.2
131,169	Banco BPM SpA	1,062,024	0.1
101,352	BPER Banca	646,406	0.0
62,700 (1)	Davide Campari-Milano NV	392,403	0.0
2,279 (1)	DiaSorin SpA	235,066	0.0
828,357	Enel SpA	5,911,308	0.3
234,161	Eni SpA	3,202,937	0.2
12,838	Ferrari NV	5,477,966	0.3
62,228	FinecoBank Banca Fineco SpA	1,086,050	0.1
34,228 (1)(3)	Infrastrutture Wireless Italiane SpA	347,696	0.0
1,489,639	Intesa Sanpaolo SpA	5,974,676	0.4
41,218	Leonardo SpA	1,108,922	0.1
50,900	Mediobanca Banca di Credito Finanziario SpA	743,342	0.0
23,790 (1)	Moncler SpA	1,255,889	0.1
52,430 (1)(2)(3)	Nexi SpA	291,834	0.0
46,558 (3)	Poste Italiane SpA	658,474	0.0
28,611	Prysmian SpA	1,831,002	0.1
10,649	Recordati Industria Chimica e Farmaceutica SpA	558,268	0.0
205,376 (1)	Snam SpA	910,382	0.1
1,014,819 (1)(2)	Telecom Italia SpA/Milano	259,365	0.0
143,298 (1)	Terna - Rete Elettrica Nazionale	1,132,317	0.1

See Accompanying Notes to Financial Statements

 43

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
150,049	UniCredit SpA	$6,009,222	0.4
40,190	Unipol Gruppo SpA	501,913	0.0
		42,637,534	2.5

	Japan: 22.5%
78,000	Advantest Corp.	4,434,990	0.3
66,600	Aeon Co. Ltd.	1,558,667	0.1
19,900 (1)	AGC, Inc.	581,298	0.0
53,600	Aisin Corp.	598,829	0.0
47,300	Ajinomoto Co., Inc.	1,925,623	0.1
16,300 (1)	ANA Holdings, Inc.	295,837	0.0
147,200	Asahi Group Holdings Ltd.	1,544,230	0.1
127,800	Asahi Kasei Corp.	880,572	0.1
69,600	Asics Corp.	1,357,742	0.1
184,300	Astellas Pharma, Inc.	1,789,687	0.1
60,500	Bandai Namco Holdings, Inc.	1,442,637	0.1
58,200 (1)	Bridgestone Corp.	1,956,284	0.1
23,600	Brother Industries Ltd.	399,218	0.0
95,100	Canon, Inc.	3,089,006	0.2
35,300	Capcom Co. Ltd.	767,900	0.1
78,700	Central Japan Railway Co.	1,476,850	0.1
58,100	Chiba Bank Ltd.	447,824	0.0
65,600	Chubu Electric Power Co., Inc.	688,213	0.0
68,400	Chugai Pharmaceutical Co. Ltd.	3,015,150	0.2
107,000	Concordia Financial Group Ltd.	588,445	0.0
39,500	Dai Nippon Printing Co. Ltd.	552,750	0.0
32,900	Daifuku Co. Ltd.	675,928	0.0
92,200	Dai-ichi Life Holdings, Inc.	2,456,793	0.2
178,500	Daiichi Sankyo Co. Ltd.	4,884,340	0.3
26,900	Daikin Industries Ltd.	3,138,717	0.2
6,000	Daito Trust Construction Co. Ltd.	670,768	0.0
60,400	Daiwa House Industry Co. Ltd.	1,854,351	0.1
135,900	Daiwa Securities Group, Inc.	896,768	0.1
192,600	Denso Corp.	2,655,376	0.2
20,300 (1)	Dentsu Group, Inc.	487,822	0.0
9,400	Disco Corp.	2,493,608	0.2
92,400	East Japan Railway Co.	1,636,487	0.1
25,700	Eisai Co. Ltd.	699,801	0.0
278,000	ENEOS Holdings, Inc.	1,458,431	0.1
96,300	FANUC Corp.	2,515,641	0.2
19,400	Fast Retailing Co. Ltd.	6,544,430	0.4
13,700	Fuji Electric Co. Ltd.	732,425	0.0
114,000	FUJIFILM Holdings Corp.	2,358,616	0.1
25,600	Fujikura Ltd.	1,045,141	0.1
168,700	Fujitsu Ltd.	2,963,482	0.2
23,300	Hankyu Hanshin Holdings, Inc.	607,302	0.0
1,800	Hikari Tsushin, Inc.	390,690	0.0
11,000	Hitachi Construction Machinery Co. Ltd.	243,795	0.0
472,200	Hitachi Ltd.	11,564,206	0.7
457,100	Honda Motor Co. Ltd.	4,351,962	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
11,100	Hoshizaki Corp.	$436,442	0.0
35,500	Hoya Corp.	4,405,774	0.3
46,900 (1)	Hulic Co. Ltd.	407,363	0.0
93,400	Idemitsu Kosan Co. Ltd.	615,228	0.0
90,400 (1)	Inpex Corp.	1,137,364	0.1
57,500	Isuzu Motors Ltd.	782,195	0.1
121,100	ITOCHU Corp.	5,955,017	0.4
14,700	Japan Airlines Co. Ltd.	231,737	0.0
101,100	Japan Exchange Group, Inc.	1,121,748	0.1
147,400	Japan Post Bank Co. Ltd.	1,393,173	0.1
195,900	Japan Post Holdings Co. Ltd.	1,844,937	0.1
19,500	Japan Post Insurance Co. Ltd.	358,177	0.0
650	Japan Real Estate Investment Corp.	446,006	0.0
122,200 (1)	Japan Tobacco, Inc.	3,134,778	0.2
58,600	JFE Holdings, Inc.	659,841	0.0
40,400	Kajima Corp.	731,840	0.0
94,100	Kansai Electric Power Co., Inc.	1,042,993	0.1
47,500	Kao Corp.	1,921,924	0.1
37,600	Kawasaki Kisen Kaisha Ltd.	534,928	0.0
156,300	KDDI Corp.	4,978,249	0.3
19,800	Keyence Corp.	8,048,139	0.5
69,100	Kikkoman Corp.	767,298	0.1
79,100 (1)	Kirin Holdings Co. Ltd.	1,027,044	0.1
15,300 (1)	Kobe Bussan Co. Ltd.	334,458	0.0
15,600	Kokusai Electric Corp.	204,420	0.0
89,300	Komatsu Ltd.	2,432,743	0.2
10,200	Konami Group Corp.	954,417	0.1
95,800	Kubota Corp.	1,109,820	0.1
130,800	Kyocera Corp.	1,296,454	0.1
24,700	Kyowa Kirin Co. Ltd.	371,438	0.0
8,200 (1)	Lasertec Corp.	768,710	0.1
45,000	M3, Inc.	389,918	0.0
24,200	Makita Corp.	735,897	0.0
145,100	Marubeni Corp.	2,177,745	0.1
33,900	MatsukiyoCocokara & Co.	493,547	0.0
8,800 (1)	McDonald’s Holdings Co. Japan Ltd.	345,683	0.0
23,900	MEIJI Holdings Co. Ltd.	486,218	0.0
37,000	MINEBEA MITSUMI, Inc.	592,670	0.0
138,100	Mitsubishi Chemical Group Corp.	697,492	0.0
340,500	Mitsubishi Corp.	5,571,166	0.3
193,700	Mitsubishi Electric Corp.	3,270,770	0.2
110,100	Mitsubishi Estate Co. Ltd.	1,528,381	0.1
89,600	Mitsubishi HC Capital, Inc.	590,485	0.0
326,400	Mitsubishi Heavy Industries Ltd.	4,551,306	0.3
1,130,900	Mitsubishi UFJ Financial Group, Inc.	13,202,924	0.8
257,100	Mitsui & Co. Ltd.	5,332,029	0.3
17,400	Mitsui Chemicals, Inc.	379,832	0.0
272,000	Mitsui Fudosan Co. Ltd.	2,175,274	0.1
35,100	Mitsui OSK Lines Ltd.	1,221,422	0.1
See Accompanying Notes to Financial Statements

 44

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
245,700	Mizuho Financial Group, Inc.	$5,998,162	0.4
25,500	MonotaRO Co. Ltd.	433,342	0.0
131,000	MS&AD Insurance Group Holdings, Inc.	2,829,274	0.2
172,300	Murata Manufacturing Co. Ltd.	2,733,510	0.2
25,000	NEC Corp.	2,139,427	0.1
34,300 (1)	Nexon Co. Ltd.	510,225	0.0
85,000	NIDEC Corp.	1,526,740	0.1
105,800	Nintendo Co. Ltd.	6,161,982	0.4
780	Nippon Building Fund, Inc.	606,769	0.0
96,600 (1)	Nippon Paint Holdings Co. Ltd.	623,691	0.0
17,600	Nippon Sanso Holdings Corp.	488,364	0.0
92,300	Nippon Steel Corp.	1,854,827	0.1
3,043,400	Nippon Telegraph & Telephone Corp.	3,039,942	0.2
44,600	Nippon Yusen KK	1,484,445	0.1
226,800 (1)	Nissan Motor Co. Ltd.	687,848	0.0
20,400	Nissin Foods Holdings Co. Ltd.	492,833	0.0
8,200	Nitori Holdings Co. Ltd.	971,638	0.1
72,000	Nitto Denko Corp.	1,203,755	0.1
306,100	Nomura Holdings, Inc.	1,775,943	0.1
38,500	Nomura Research Institute Ltd.	1,130,420	0.1
64,300	NTT Data Group Corp.	1,222,656	0.1
66,100	Obayashi Corp.	870,354	0.1
33,000	Obic Co. Ltd.	982,026	0.1
119,900	Olympus Corp.	1,790,137	0.1
17,900	Omron Corp.	602,712	0.0
38,100	Ono Pharmaceutical Co. Ltd.	396,678	0.0
3,900	Oracle Corp. Japan	373,255	0.0
111,100	Oriental Land Co. Ltd./ Japan	2,394,890	0.1
117,600	ORIX Corp.	2,526,506	0.2
37,000	Osaka Gas Co. Ltd.	809,249	0.1
23,200	Otsuka Corp.	530,578	0.0
45,500	Otsuka Holdings Co. Ltd.	2,475,197	0.2
38,800	Pan Pacific International Holdings Corp.	1,054,069	0.1
237,500	Panasonic Holdings Corp.	2,427,395	0.2
153,300 (2)	Rakuten Group, Inc.	825,901	0.1
142,800	Recruit Holdings Co. Ltd.	9,925,731	0.6
171,500	Renesas Electronics Corp.	2,170,337	0.1
213,000	Resona Holdings, Inc.	1,535,470	0.1
53,800	Ricoh Co. Ltd.	610,989	0.0
27,700	SBI Holdings, Inc.	695,715	0.0
8,300	SCREEN Holdings Co. Ltd.	490,009	0.0
15,900	SCSK Corp.	332,785	0.0
42,800	Secom Co. Ltd.	1,453,483	0.1
29,400	Seiko Epson Corp.	530,465	0.0
38,500	Sekisui Chemical Co. Ltd.	659,206	0.0
60,800	Sekisui House Ltd.	1,449,723	0.1
225,500	Seven & i Holdings Co. Ltd.	3,535,306	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
32,600	SG Holdings Co. Ltd.	$311,627	0.0
24,100	Shimadzu Corp.	674,519	0.0
7,700	Shimano, Inc.	1,035,786	0.1
183,500	Shin-Etsu Chemical Co. Ltd.	6,043,964	0.4
77,000	Shionogi & Co. Ltd.	1,079,938	0.1
40,700 (1)	Shiseido Co. Ltd.	719,705	0.0
44,300	Shizuoka Financial Group, Inc.	359,278	0.0
5,800	SMC Corp.	2,252,266	0.1
2,913,500	SoftBank Corp.	3,677,823	0.2
97,300	SoftBank Group Corp.	5,560,285	0.3
90,800	Sompo Holdings, Inc.	2,352,652	0.1
635,800	Sony Group Corp.	13,399,838	0.8
59,700	Subaru Corp.	1,060,768	0.1
111,000	Sumitomo Corp.	2,402,169	0.1
72,800	Sumitomo Electric Industries Ltd.	1,301,480	0.1
25,200	Sumitomo Metal Mining Co. Ltd.	574,534	0.0
379,700	Sumitomo Mitsui Financial Group, Inc.	9,112,893	0.6
66,100	Sumitomo Mitsui Trust Holdings, Inc.	1,544,065	0.1
31,500	Sumitomo Realty & Development Co. Ltd.	979,612	0.1
14,200	Suntory Beverage & Food Ltd.	451,162	0.0
160,100	Suzuki Motor Corp.	1,793,816	0.1
51,300	Sysmex Corp.	940,570	0.1
49,900	T&D Holdings, Inc.	913,357	0.1
16,800	Taisei Corp.	703,900	0.0
162,000	Takeda Pharmaceutical Co. Ltd.	4,288,516	0.3
198,000	TDK Corp.	2,549,961	0.2
136,600	Terumo Corp.	2,637,163	0.2
21,700	TIS, Inc.	512,557	0.0
11,400	Toho Co. Ltd./Tokyo	445,505	0.0
191,400	Tokio Marine Holdings, Inc.	6,868,988	0.4
155,500 (2)	Tokyo Electric Power Co. Holdings, Inc.	464,808	0.0
45,600	Tokyo Electron Ltd.	6,854,564	0.4
34,500	Tokyo Gas Co. Ltd.	955,881	0.1
54,100	Tokyu Corp.	576,534	0.0
24,300	TOPPAN Holdings, Inc.	644,635	0.0
141,200	Toray Industries, Inc.	894,057	0.1
14,400	TOTO Ltd.	344,972	0.0
16,600	Toyota Industries Corp.	1,335,063	0.1
1,045,600	Toyota Motor Corp.	20,415,593	1.2
64,900	Toyota Tsusho Corp.	1,147,726	0.1
12,900 (2)	Trend Micro, Inc./Japan	695,479	0.0
113,700	Unicharm Corp.	937,345	0.1
44,700	West Japan Railway Co.	791,721	0.1
26,100	Yakult Honsha Co. Ltd.	494,394	0.0
94,100 (1)	Yamaha Motor Co. Ltd.	829,087	0.1
23,000	Yaskawa Electric Corp.	586,965	0.0
23,300	Yokogawa Electric Corp.	495,575	0.0
291,300	Z Holdings Corp.	770,224	0.1
9,800	Zensho Holdings Co. Ltd.	555,001	0.0

See Accompanying Notes to Financial Statements

 45

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
13,800	ZOZO, Inc.	$425,012	0.0
		376,043,338	22.5

	Jordan: 0.0%
16,949	Hikma Pharmaceuticals PLC	422,567	0.0

	Luxembourg: 0.2%
47,771	ArcelorMittal SA	1,109,927	0.1
21,652 (2)(3)	CVC Capital Partners PLC	478,789	0.0
13,758 (1)	Eurofins Scientific SE	701,691	0.0
41,448	Tenaris SA	782,474	0.1
		3,072,881	0.2

	Macao: 0.0%
247,200 (2)	Sands China Ltd.	658,195	0.0

	Netherlands: 4.6%
46,664 (3)	ABN AMRO Bank NV	720,100	0.0
2,215 (2)(3)	Adyen NV	3,291,667	0.2
137,515 (1)	Aegon Ltd.	818,313	0.1
17,393	Akzo Nobel NV	1,043,981	0.1
6,090 (2)	Argenx SE	3,761,869	0.2
4,782	ASM International, N.V.	2,764,885	0.2
40,696	ASML Holding NV	28,504,912	1.7
16,142 (1)	ASR Nederland NV	767,745	0.0
7,851 (1)	BE Semiconductor Industries NV	1,076,124	0.1
7,962 (3)	Euronext NV	893,234	0.1
10,128	EXOR NV	928,493	0.1
13,201	Heineken Holding NV	791,468	0.0
29,332	Heineken NV	2,090,469	0.1
5,804 (1)	IMCD NV	862,537	0.1
336,440	ING Groep NV	5,272,554	0.3
12,411 (1)	JDE Peet’s NV	213,233	0.0
94,651	Koninklijke Ahold Delhaize NV	3,087,415	0.2
396,076	Koninklijke KPN NV	1,444,269	0.1
81,371 (2)	Koninklijke Philips, N.V.	2,061,233	0.1
27,575	NN Group NV	1,202,508	0.1
139,327	Prosus NV	5,534,748	0.3
11,053 (1)	Randstad NV	465,360	0.0
200,133	Stellantis NV (STLAM)	2,603,417	0.2
83,838 (1)	Universal Music Group NV	2,144,504	0.1
24,292	Wolters Kluwer NV	4,035,983	0.2
		76,381,021	4.6

	New Zealand: 0.3%
171,263	Auckland International Airport Ltd.	833,649	0.1
59,695	Fisher & Paykel Healthcare Corp. Ltd.	1,283,034	0.1
93,517	Infratil Ltd.	659,176	0.0
71,266 (1)	Mercury NZ Ltd.	233,189	0.0
132,747 (1)	Meridian Energy Ltd.	438,947	0.0
14,778 (2)	Xero Ltd.	1,537,843	0.1
		4,985,838	0.3

	Norway: 0.6%
32,185	Aker BP ASA	632,709	0.0
91,206	DNB Bank ASA	1,820,876	0.1
85,331	Equinor ASA	2,023,971	0.1
20,369	Gjensidige Forsikring ASA	359,661	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway (continued)
8,959	Kongsberg Gruppen ASA	$1,007,948	0.1
47,400	Mowi ASA	812,354	0.1
143,229	Norsk Hydro ASA	787,857	0.1
71,395	Orkla ASA	617,649	0.0
6,724	Salmar ASA	319,585	0.0
62,713	Telenor ASA	699,699	0.1
16,863	Yara International ASA	446,395	0.0
		9,528,704	0.6

	Poland: 0.0%
22,916 (2)	InPost SA	391,226	0.0

	Portugal: 0.1%
319,598	EDP - Energias de Portugal SA	1,022,401	0.1
47,334	Galp Energia SGPS SA	784,547	0.0
28,841	Jeronimo Martins SGPS SA	551,193	0.0
		2,358,141	0.1

	Singapore: 1.6%
380,600	CapitaLand Ascendas REIT	714,751	0.0
593,686	CapitaLand Integrated Commercial Trust	837,223	0.1
238,500 (1)	CapitaLand Investment Ltd./Singapore	457,219	0.0
202,960	DBS Group Holdings Ltd.	6,503,948	0.4
615,900	Genting Singapore Ltd.	345,521	0.0
215,213 (2)	Grab Holdings Ltd. - Class A	1,015,805	0.1
148,300	Keppel Corp. Ltd.	743,008	0.1
344,900	Oversea-Chinese Banking Corp. Ltd.	4,212,290	0.3
37,701 (2)	Sea Ltd., ADR	4,000,076	0.2
91,000	Sembcorp Industries Ltd.	368,139	0.0
151,600	Singapore Airlines Ltd.	714,711	0.0
87,300	Singapore Exchange Ltd.	813,777	0.1
159,000	Singapore Technologies Engineering Ltd.	542,533	0.0
756,900	Singapore Telecommunications Ltd.	1,705,165	0.1
128,800	United Overseas Bank Ltd.	3,420,396	0.2
195,700	Wilmar International Ltd.	444,187	0.0
		26,838,749	1.6

	Spain: 2.7%
2,514 (1)	Acciona SA	282,904	0.0
17,984	ACS Actividades de Construccion y Servicios SA	901,224	0.1
7,639 (3)	Aena SME SA	1,559,104	0.1
45,882	Amadeus IT Group SA	3,238,548	0.2
586,973	Banco Bilbao Vizcaya Argentaria SA	5,743,205	0.4
554,070	Banco de Sabadell SA	1,076,711	0.1
1,578,046	Banco Santander SA	7,300,444	0.4
407,128	CaixaBank SA	2,210,370	0.1
53,964 (3)	Cellnex Telecom SA	1,704,538	0.1
31,772 (1)	EDP Renovaveis SA	329,998	0.0
32,349	Endesa SA	695,642	0.0
49,092 (1)	Ferrovial SE	2,060,621	0.1

See Accompanying Notes to Financial Statements

 46

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain (continued)
30,380 (2)	Grifols SA	$287,093	0.0
615,771	Iberdrola SA	8,485,471	0.5
111,098	Industria de Diseno Textil SA	5,690,884	0.3
41,331	Red Electrica Corp. SA	705,781	0.1
119,914	Repsol SA	1,459,111	0.1
404,242 (1)	Telefonica SA	1,649,664	0.1
		45,381,313	2.7

	Sweden: 3.5%
26,471	AddTech AB - Class B	721,278	0.1
29,467	Alfa Laval AB	1,233,344	0.1
102,081	Assa Abloy AB - Class B	3,015,096	0.2
273,567	Atlas Copco AB - Class A	4,175,085	0.3
158,971	Atlas Copco AB - Class B	2,147,859	0.1
39,201 (1)	Beijer Ref AB	578,531	0.0
27,856 (1)	Boliden AB	783,726	0.1
67,118	Epiroc AB - Class A	1,169,707	0.1
39,718	Epiroc AB - Class B	619,647	0.0
37,921	EQT AB	1,048,282	0.1
62,110	Essity AB - Class B	1,659,994	0.1
17,245 (3)	Evolution AB	1,329,863	0.1
67,502 (1)(2)	Fastighets AB Balder	469,797	0.0
23,296	Getinge AB - Class B	382,140	0.0
57,692 (1)	H & M Hennes & Mauritz AB - Class B	777,620	0.1
211,453 (1)	Hexagon AB - Class B	2,018,834	0.1
7,763 (1)	Holmen AB - Class B	284,751	0.0
12,378	Industrivarden AB - Class A	391,258	0.0
16,346 (1)	Industrivarden AB - Class C	516,297	0.0
27,829	Indutrade AB	697,309	0.1
15,079 (1)	Investment AB Latour - Class B	376,126	0.0
176,281	Investor AB - Class B	4,669,143	0.3
7,740 (1)	L E Lundbergforetagen AB - Class B	350,715	0.0
23,742	Lifco AB - Class B	688,145	0.1
154,349 (1)	Nibe Industrier AB - Class B	603,190	0.0
32,622	Saab AB - Class B	689,214	0.1
22,382	Sagax AB - Class B	459,328	0.0
108,592 (1)	Sandvik AB	1,947,205	0.1
50,089 (1)	Securitas AB - Class B	619,298	0.0
161,618	Skandinaviska Enskilda Banken AB - Class A	2,214,828	0.1
34,658 (1)	Skanska AB - Class B	728,767	0.1
34,719	SKF AB - Class B	651,658	0.0
15,602 (2)	Spotify Technology SA	6,980,023	0.4
61,767 (1)	Svenska Cellulosa AB SCA - Class B	783,427	0.1
148,552	Svenska Handelsbanken AB - Class A	1,533,806	0.1
86,469	Swedbank AB - Class A	1,707,413	0.1
19,942 (2)	Swedish Orphan Biovitrum AB	572,097	0.0
55,673	Tele2 AB - Class B	549,743	0.0
282,915	Telefonaktiebolaget LM Ericsson - Class B	2,291,174	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
240,284	Telia Co. AB	$667,866	0.0
21,698	Trelleborg AB - Class B	742,519	0.1
20,394	Volvo AB - Class A	498,450	0.0
161,781	Volvo AB - Class B	3,931,631	0.2
		58,276,184	3.5

	Switzerland: 9.8%
161,073	ABB Ltd., Reg	8,697,702	0.5
17,154	Adecco Group AG	423,751	0.0
50,893	Alcon, Inc.	4,315,092	0.3
3,437 (1)	Bachem Holding AG	219,803	0.0
4,431 (1)	Baloise Holding AG, Reg	802,913	0.1
3,068 (1)	Banque Cantonale Vaudoise	282,488	0.0
363 (1)	Barry Callebaut AG	483,321	0.0
2,151	BKW AG	356,378	0.0
11	Chocoladefabriken Lindt & Spruengli AG	1,208,835	0.1
100 (1)	Chocoladefabriken Lindt & Spruengli AG - Class PC	1,109,283	0.1
54,751	Cie Financiere Richemont SA	8,282,414	0.5
21,975 (1)	Clariant AG	245,268	0.0
22,124	Coca-Cola HBC AG - Class DI	755,795	0.0
18,941	DSM-Firmenich AG	1,914,635	0.1
9,326	Dufry AG, Reg	374,381	0.0
715	EMS-Chemie Holding AG	482,462	0.0
8,480 (1)(2)	Galderma Group AG	940,364	0.1
3,405	Geberit AG, Reg	1,931,058	0.1
940	Givaudan SA, Reg	4,109,102	0.2
1,056,215	Glencore PLC	4,651,735	0.3
3,780	Helvetia Holding AG	623,453	0.0
53,084	Holcim AG	5,111,191	0.3
20,981	Julius Baer Group Ltd.	1,361,066	0.1
4,919 (1)	Kuehne + Nagel International AG	1,128,633	0.1
15,490	Logitech International SA	1,278,641	0.1
7,356	Lonza Group AG	4,341,797	0.3
266,839	Nestle SA	21,892,327	1.3
200,734	Novartis AG, Reg	19,542,920	1.2
2,311	Partners Group Holding AG	3,139,016	0.2
71,554	Roche Holding AG	20,006,981	1.2
3,260	Roche Holding AG - Class BR	973,756	0.1
41,701	Sandoz Group AG	1,709,433	0.1
4,147	Schindler Holding AG	1,145,749	0.1
2,391	Schindler Holding AG (SCHN)	652,268	0.0
15,440	SGS SA	1,548,902	0.1
31,147 (1)	SIG Group AG	615,867	0.0
15,527	Sika AG, Reg	3,704,853	0.2
5,162	Sonova Holding AG, Reg	1,688,024	0.1
11,368	Straumann Holding AG	1,431,931	0.1
2,947	Swatch Group AG - Class BR	535,649	0.0
2,926	Swiss Life Holding AG	2,259,070	0.1
7,874	Swiss Prime Site AG	858,224	0.1
30,719	Swiss Re AG	4,449,173	0.3

See Accompanying Notes to Financial Statements

 47

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
2,638	Swisscom AG, Reg	$1,468,188	0.1
5,760	Temenos AG	407,003	0.0
334,973	UBS Group AG	10,255,784	0.6
2,750 (3)	VAT Group AG	1,039,813	0.1
14,906	Zurich Insurance Group AG	8,865,576	0.5
		163,622,068	9.8

	United Kingdom: 13.8%
99,137	3i Group PLC	4,412,887	0.3
26,517	Admiral Group PLC	876,012	0.0
129,417	Anglo American PLC	3,826,474	0.2
44,538	Ashtead Group PLC	2,755,466	0.2
34,001	Associated British Foods PLC	867,306	0.0
157,893	AstraZeneca PLC	20,585,934	1.2
91,138 (3)	Auto Trader Group PLC	901,793	0.1
272,654	Aviva PLC	1,598,047	0.1
307,793	BAE Systems PLC	4,415,354	0.3
1,480,170	Barclays PLC	4,951,436	0.3
140,381	Barratt Developments PLC	769,549	0.0
10,406	Berkeley Group Holdings PLC	506,420	0.0
1,647,251	BP PLC	8,142,269	0.5
202,911	British American Tobacco PLC	7,321,952	0.4
659,037 (1)	BT Group PLC	1,187,898	0.1
34,217	Bunzl PLC	1,408,883	0.1
525,176	Centrica PLC	876,186	0.1
21,099	Coca-Cola European Partners PLC - USD	1,620,614	0.1
172,822	Compass Group PLC	5,750,351	0.3
13,510	Croda International PLC	571,433	0.0
226,619	Diageo PLC	7,201,423	0.4
18,661	Endeavour Mining PLC	333,330	0.0
61,855	Entain PLC	530,983	0.0
422,165	GSK PLC	7,120,737	0.4
783,749	Haleon PLC	3,695,478	0.2
38,666	Halma PLC	1,297,197	0.1
36,231	Hargreaves Lansdown PLC	497,166	0.0
1,854,113	HSBC Holdings PLC	18,213,044	1.1
81,704	Imperial Brands PLC	2,612,788	0.2
135,481	Informa PLC	1,351,227	0.1
16,218	InterContinental Hotels Group PLC	2,017,893	0.1
16,437	Intertek Group PLC	971,090	0.1
180,061	J Sainsbury PLC	615,290	0.0
263,943	JD Sports Fashion PLC	315,475	0.0
185,856	Kingfisher PLC	577,704	0.0
72,076	Land Securities Group PLC	526,367	0.0
600,620	Legal & General Group PLC	1,724,568	0.1
6,246,674	Lloyds Banking Group PLC	4,266,012	0.3
48,698	London Stock Exchange Group PLC	6,873,929	0.4
230,317	M&G PLC	569,946	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
208,891	Marks & Spencer Group PLC	$978,272	0.1
131,342	Melrose Industries PLC	907,619	0.1
497,622	National Grid PLC	5,911,845	0.4
718,977	NatWest Group PLC	3,602,959	0.2
12,133	Next PLC	1,439,236	0.1
61,066	Pearson PLC	979,214	0.1
32,581	Persimmon PLC	486,674	0.0
71,406	Phoenix Group Holdings PLC	455,012	0.0
70,403	Reckitt Benckiser Group PLC	4,261,526	0.3
189,762	RELX PLC	8,597,879	0.5
257,117	Rentokil Initial PLC	1,283,387	0.1
114,827	Rio Tinto PLC	6,778,212	0.4
866,198 (2)	Rolls-Royce Holdings PLC	6,142,519	0.4
102,333	Sage Group PLC	1,625,907	0.1
82,092	Schroders PLC	331,825	0.0
130,895	Segro PLC	1,148,083	0.1
27,515	Severn Trent PLC	862,658	0.0
631,863	Shell PLC	19,695,701	1.2
89,052	Smith & Nephew PLC	1,103,564	0.1
35,093	Smiths Group PLC	752,410	0.0
7,497	Spirax-Sarco Engineering PLC	641,298	0.0
112,460	SSE PLC	2,254,192	0.1
214,015	Standard Chartered PLC	2,634,769	0.2
360,533	Taylor Wimpey PLC	548,731	0.0
697,863	Tesco PLC	3,209,702	0.2
252,834	Unilever PLC	14,366,110	0.9
69,448	United Utilities Group PLC	913,567	0.1
2,262,790	Vodafone Group PLC	1,930,330	0.1
18,276	Whitbread PLC	672,736	0.0
67,856 (2)	Wise PLC - Class A	901,895	0.1
109,847	WPP PLC	1,132,280	0.1
		231,208,023	13.8

	United States: 0.1%
22,441 (1)	QIAGEN NV	1,005,893	0.1

	Total Common Stock (Cost $1,511,374,941)	1,628,383,272	97.3

PREFERRED STOCK: 0.3%
	Germany: 0.3%
5,643	Bayerische Motoren Werke AG	422,745	0.0
11,598 (3)	Dr Ing hc F Porsche AG	702,831	0.1
17,238	Henkel AG & Co. KGaA	1,512,403	0.1
15,595	Porsche Automobil Holding SE	587,628	0.0
2,669	Sartorius AG	593,143	0.0
21,001	Volkswagen AG	1,937,663	0.1
		5,756,413	0.3
	Total Preferred Stock (Cost $7,924,965)	5,756,413	0.3
	Total Long-Term Investments (Cost $1,519,299,906)	1,634,139,685	97.6

See Accompanying Notes to Financial Statements

 48

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	Repurchase Agreements: 3.5%
13,947,619 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $13,951,135, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $14,226,571, due 10/01/29-02/01/57)	$13,947,619	0.8
13,947,619 (4)	Clear Street LLC, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $13,951,135, collateralized by various U.S. Government Securities, 2.375%-6.125%, Market Value plus accrued interest $14,226,572, due 11/15/27-05/15/54)	13,947,619	0.8
13,947,619 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $13,951,157, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $14,226,571, due 11/01/51-12/01/54)	13,947,619	0.8
3,957,398 (4)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $3,958,395, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.375%-7.549%, Market Value plus accrued interest $4,037,578, due 02/12/25-07/20/73)	3,957,398	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
13,147,464 (4)	RBC Dominion Securities, Inc., Repurchase Agreement dated 12/31/2024, 4.510%, due 01/02/2025 (Repurchase Amount $13,150,713, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $13,410,414, due 01/09/25-12/20/54)	$13,147,464	0.8
	Total Repurchase Agreements (Cost $58,947,719)	58,947,719	3.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
31,841,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $31,841,000)	$31,841,000	1.9

	Total Short-Term Investments (Cost $90,788,719)	90,788,719	5.4
	Total Investments in Securities (Cost $1,610,088,625)	$1,724,928,404	103.0
	Liabilities in Excess of Other Assets	(50,732,667)	(3.0)
	Net Assets	$1,674,195,737	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

 49

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Sector Diversification	Percentage of Net Assets
Financials	21.4%
Industrials	17.2
Health Care	12.1
Consumer Discretionary	11.0
Information Technology	8.5
Consumer Staples	8.2
Materials	5.9
Communication Services	4.7
Energy	3.4
Utilities	3.2
Real Estate	2.0
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(3.0)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$117,694,352	$—	$117,694,352
Austria	502,854	3,373,716	—	3,876,570
Belgium	—	12,650,691	—	12,650,691
Chile	—	795,605	—	795,605
China	—	575,095	—	575,095
Denmark	—	47,449,637	—	47,449,637
Finland	1,755,049	14,308,171	—	16,063,220
France	742,524	178,390,457	—	179,132,981
Germany	11,444,095	133,732,540	—	145,176,635
Hong Kong	1,122,921	32,727,478	—	33,850,399
Ireland	1,893,999	10,649,393	—	12,543,392
Israel	8,290,171	7,472,849	—	15,763,020
Italy	—	42,637,534	—	42,637,534
Japan	1,092,987	374,950,351	—	376,043,338
Jordan	—	422,567	—	422,567
Luxembourg	—	3,072,881	—	3,072,881
Macao	—	658,195	—	658,195
Netherlands	8,622,163	67,758,858	—	76,381,021
New Zealand	1,272,596	3,713,242	—	4,985,838
Norway	359,661	9,169,043	—	9,528,704
Poland	—	391,226	—	391,226
Portugal	551,193	1,806,948	—	2,358,141
Singapore	5,015,881	21,822,868	—	26,838,749
Spain	—	45,381,313	—	45,381,313
Sweden	9,761,857	48,514,327	—	58,276,184
Switzerland	940,364	162,681,704	—	163,622,068
United Kingdom	1,620,614	229,587,409	—	231,208,023
United States	—	1,005,893	—	1,005,893
Total Common Stock	54,988,929	1,573,394,343	—	1,628,383,272
Preferred Stock	1,512,403	4,244,010	—	5,756,413
Short-Term Investments	31,841,000	58,947,719	—	90,788,719
Total Investments, at fair value	$88,342,332	$1,636,586,072	$—	$1,724,928,404

See Accompanying Notes to Financial Statements

 50

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Liabilities Table
Other Financial Instruments+
Futures	$(1,180,784)	$—	$—	$(1,180,784)
Total Liabilities	$(1,180,784)	$—	$—	$(1,180,784)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
MSCI EAFE Index	344	03/21/25	$39,001,000	$(1,180,784)
			$39,001,000	$(1,180,784)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments Liability Derivatives	Location on Statement of Assets and Liabilities	Fair Value

Equity contracts	Variation margin payable on futures contracts*	$1,180,784
Total Liability Derivatives		$1,180,784

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$2,534,274	$2,534,274
Foreign exchange contracts	197,438	—	197,438
Total	$197,438	$2,534,274	$2,731,712

See Accompanying Notes to Financial Statements

 51

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,850,792)
Total	$(2,850,792)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,619,764,991.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$230,939,123
Gross Unrealized Depreciation	(124,687,400)
Net Unrealized Appreciation	$106,251,723

See Accompanying Notes to Financial Statements

 52

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Communication Services: 3.5%
3,638 (1)	Charter Communications, Inc. - Class A	$1,246,997	0.3
10,246	Electronic Arts, Inc.	1,498,990	0.3
8,573	Fox Corp. - Class A	416,476	0.1
5,119	Fox Corp. - Class B	234,143	0.1
9,505 (1)	Frontier Communications Parent, Inc.	329,824	0.1
2,880 (1)	IAC, Inc.	124,243	0.0
14,413	Interpublic Group of Cos., Inc.	403,852	0.1
4,354	Iridium Communications, Inc.	126,353	0.0
640 (1)	Liberty Broadband Corp. - Class A	47,590	0.0
4,273 (1)	Liberty Broadband Corp. - Class C	319,450	0.1
6,422 (1)	Liberty Global Ltd. - Class A	81,945	0.0
5,930 (1)	Liberty Global Ltd. - Class C	77,920	0.0
898 (1)	Liberty Media Corp.- Liberty Formula One - Class A, Tracking Stock	75,468	0.0
8,129 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	753,233	0.2
759 (1)	Liberty Media Corp.- Liberty Live - Class A, Tracking Stock	50,519	0.0
1,797 (1)	Liberty Media Corp.- Liberty Live - Class C, Tracking Stock	122,304	0.0
6,121 (1)	Live Nation Entertainment, Inc.	792,670	0.2
720 (1)	Madison Square Garden Sports Corp.	162,490	0.0
9,952 (1)	Match Group, Inc.	325,530	0.1
6,224	New York Times Co. - Class A	323,959	0.1
14,751	News Corp. - Class A	406,243	0.1
4,401	News Corp. - Class B	133,922	0.0
1,183	Nexstar Media Group, Inc.	186,879	0.0
7,504	Omnicom Group, Inc.	645,644	0.1
388 (2)	Paramount Global - Class A	8,652	0.0
22,911	Paramount Global - Class B	239,649	0.1
23,312 (1)	Pinterest, Inc. - Class A	676,048	0.1
2,723	Playtika Holding Corp.	18,898	0.0
20,361 (1)	ROBLOX Corp. - Class A	1,178,087	0.3
4,893 (1)	Roku, Inc.	363,746	0.1
8,340	Sirius XM Holdings, Inc.	190,152	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
6,684 (1)	Take-Two Interactive Software, Inc.	$1,230,391	0.3
3,055 (1)	TKO Group Holdings, Inc.	434,146	0.1
17,310 (1)	Trade Desk, Inc. - Class A	2,034,444	0.4
4,177 (1)	TripAdvisor, Inc.	61,694	0.0
2,888 (1)(2)	Trump Media & Technology Group Corp.	98,481	0.0
94,102 (1)	Warner Bros Discovery, Inc.	994,658	0.2
11,700 (1)	ZoomInfo Technologies, Inc.	122,967	0.0
		16,538,657	3.5

	Consumer Discretionary: 10.7%
12,797	ADT, Inc.	88,427	0.0
2,305	Advance Auto Parts, Inc.	109,003	0.0
2,253 (1)	Amer Sports, Inc.	62,994	0.0
9,099 (1)	Aptiv PLC	550,308	0.1
10,138	Aramark	378,249	0.1
984 (1)	AutoNation, Inc.	167,123	0.0
8,497	Bath & Body Works, Inc.	329,429	0.1
8,356	Best Buy Co., Inc.	716,945	0.2
1,521 (1)	Birkenstock Holding PLC	86,180	0.0
8,441	BorgWarner, Inc.	268,339	0.1
2,457	Boyd Gaming Corp.	178,231	0.0
2,231 (1)	Bright Horizons Family Solutions, Inc.	247,306	0.1
2,542	Brunswick Corp.	164,417	0.0
2,458 (1)	Burlington Stores, Inc.	700,677	0.2
8,185 (1)	Caesars Entertainment, Inc.	273,543	0.1
4,438 (1)	Capri Holdings Ltd.	93,464	0.0
5,998 (1)	CarMax, Inc.	490,396	0.1
39,784 (1)	Carnival Corp.	991,417	0.2
1,374	Carter’s, Inc.	74,457	0.0
4,194 (1)	Carvana Co.	852,892	0.2
2,921 (1)	Cava Group, Inc.	329,489	0.1
1,060 (2)	Choice Hotels International, Inc.	150,499	0.0
2,698	Churchill Downs, Inc.	360,291	0.1
1,269	Columbia Sportswear Co.	106,507	0.0
44,901 (1)	Coupang, Inc.	986,924	0.2
2,213 (1)	Crocs, Inc.	242,390	0.1
11,313	D.R. Horton, Inc.	1,581,784	0.3
4,543	Darden Restaurants, Inc.	848,133	0.2
5,880 (1)	Deckers Outdoor Corp.	1,194,169	0.3
2,168	Dick’s Sporting Goods, Inc.	496,125	0.1
119 (2)	Dillard’s, Inc. - Class A	51,377	0.0
8,517	Dollar General Corp.	645,759	0.1
7,839 (1)	Dollar Tree, Inc.	587,455	0.1
1,348	Domino’s Pizza, Inc.	565,836	0.1

See Accompanying Notes to Financial Statements

 53

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
17,552 (1)	DraftKings, Inc. - Class A	$652,934	0.1
1,441 (1)	Duolingo, Inc.	467,215	0.1
4,231 (1)	Dutch Bros, Inc. - Class A	221,620	0.0
18,558	eBay, Inc.	1,149,668	0.2
4,324 (1)	Etsy, Inc.	228,696	0.0
4,813 (1)	Expedia Group, Inc.	896,806	0.2
2,105 (1)	Five Below, Inc.	220,941	0.0
4,069 (1)	Floor & Decor Holdings, Inc. - Class A	405,679	0.1
15,213 (1)	GameStop Corp. - Class A	476,775	0.1
7,865	Gap, Inc.	185,850	0.0
6,003	Garmin Ltd.	1,238,179	0.3
8,956	Gentex Corp.	257,306	0.1
5,391	Genuine Parts Co.	629,453	0.1
1,121 (1)	Grand Canyon Education, Inc.	183,620	0.0
5,373	H&R Block, Inc.	283,909	0.1
4,589	Harley-Davidson, Inc.	138,267	0.0
5,384	Hasbro, Inc.	301,019	0.1
9,287	Hilton Worldwide Holdings, Inc.	2,295,375	0.5
1,589	Hyatt Hotels Corp. - Class A	249,441	0.1
4,276 (2)	Kohl’s Corp.	60,035	0.0
13,506	Las Vegas Sands Corp.	693,668	0.2
2,094	Lear Corp.	198,302	0.0
5,149	Leggett & Platt, Inc.	49,430	0.0
9,118	Lennar Corp. - Class A	1,243,422	0.3
434	Lennar Corp. - Class B	57,353	0.0
3,434 (1)	Light & Wonder, Inc.	296,629	0.1
1,016	Lithia Motors, Inc.	363,149	0.1
10,051	LKQ Corp.	369,374	0.1
38,274 (1)(2)	Lucid Group, Inc.	115,588	0.0
10,603	Macy’s, Inc.	179,509	0.0
1,347	Marriott Vacations Worldwide Corp.	120,961	0.0
13,102 (1)	Mattel, Inc.	232,298	0.1
8,878 (1)	MGM Resorts International	307,623	0.1
2,031 (1)	Mohawk Industries, Inc.	241,953	0.1
710	Murphy USA, Inc.	356,243	0.1
16,061	Newell Brands, Inc.	159,968	0.0
3,873	Nordstrom, Inc.	93,533	0.0
17,005 (1)	Norwegian Cruise Line Holdings Ltd.	437,539	0.1
111 (1)	NVR, Inc.	907,858	0.2
2,360 (1)	Ollie’s Bargain Outlet Holdings, Inc.	258,963	0.1
5,833 (1)	Penn Entertainment, Inc.	115,610	0.0
714	Penske Automotive Group, Inc.	108,842	0.0
3,276 (1)	Planet Fitness, Inc. - Class A	323,898	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,994	Polaris, Inc.	$114,894	0.0
1,445	Pool Corp.	492,658	0.1
7,906	PulteGroup, Inc.	860,963	0.2
2,147	PVH Corp.	227,045	0.0
13,979 (1)(2)	QuantumScape Corp.	72,551	0.0
1,531	Ralph Lauren Corp.	353,630	0.1
576 (1)	RH	226,708	0.0
32,316 (1)(2)	Rivian Automotive, Inc. - Class A	429,803	0.1
12,621	Ross Stores, Inc.	1,909,179	0.4
9,191	Royal Caribbean Cruises Ltd.	2,120,272	0.5
5,449	Service Corp. International	434,939	0.1
2,562 (1)	SharkNinja, Inc.	249,436	0.1
5,102 (1)	Skechers USA, Inc. - Class A	343,058	0.1
9,008	Tapestry, Inc.	588,493	0.1
6,496	Tempur Sealy International, Inc.	368,258	0.1
2,582	Texas Roadhouse, Inc.	465,870	0.1
1,969	Thor Industries, Inc.	188,453	0.0
3,897	Toll Brothers, Inc.	490,827	0.1
1,167 (1)	TopBuild Corp.	363,334	0.1
20,909	Tractor Supply Co.	1,109,432	0.2
2,547	Travel + Leisure Co.	128,496	0.0
1,823 (1)	Ulta Beauty, Inc.	792,877	0.2
7,304 (1)	Under Armour, Inc. - Class A	60,477	0.0
7,391 (1)	Under Armour, Inc. - Class C	55,137	0.0
1,452	Vail Resorts, Inc.	272,177	0.1
13,547	VF Corp.	290,719	0.1
3,693 (1)	Wayfair, Inc. - Class A	163,674	0.0
6,678	Wendy’s Co.	108,851	0.0
2,049	Whirlpool Corp.	234,570	0.1
4,850	Williams-Sonoma, Inc.	898,123	0.2
1,136	Wingstop, Inc.	322,851	0.1
2,935	Wyndham Hotels & Resorts, Inc.	295,819	0.1
3,956	Wynn Resorts Ltd.	340,849	0.1
3,298 (1)	YETI Holdings, Inc.	127,006	0.0
10,924	Yum! Brands, Inc.	1,465,564	0.3
		49,712,029	10.7

	Consumer Staples: 4.5%
16,180	Albertsons Cos., Inc. - Class A	317,775	0.1
18,487 (1)	Archer-Daniels-Midland Co.	933,963	0.2
4,984 (1)	BellRing Brands, Inc.	375,495	0.1
5,113 (1)	BJ’s Wholesale Club Holdings, Inc.	456,846	0.1
336 (1)	Boston Beer Co., Inc. - Class A	100,793	0.0
1,885	Brown-Forman Corp. - Class A	71,046	0.0
6,671	Brown-Forman Corp. - Class B	253,365	0.1
5,384	Bunge Global SA	418,660	0.1

See Accompanying Notes to Financial Statements

 54

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
7,434	Campbell Soup Co.	$311,336	0.1
1,435	Casey’s General Stores, Inc.	568,590	0.1
6,819 (1)	Celsius Holdings, Inc.	179,612	0.0
9,458	Church & Dwight Co., Inc.	990,347	0.2
4,812	Clorox Co.	781,517	0.2
234	Coca-Cola Consolidated, Inc.	294,838	0.1
18,472	Conagra Brands, Inc.	512,598	0.1
14,767 (1)	Coty, Inc. - Class A	102,778	0.0
6,138 (1)	Darling Ingredients, Inc.	206,789	0.0
2,081 (1)	e.l.f. Beauty, Inc.	261,269	0.1
7,256	Flowers Foods, Inc.	149,909	0.0
1,802 (1)	Freshpet, Inc.	266,894	0.1
21,649	General Mills, Inc.	1,380,557	0.3
3,677 (1)	Grocery Outlet Holding Corp.	57,398	0.0
5,646	Hershey Co.	956,150	0.2
11,226	Hormel Foods Corp.	352,160	0.1
2,537	Ingredion, Inc.	348,990	0.1
3,996	JM Smucker Co.	440,039	0.1
10,163	Kellogg Co.	822,898	0.2
74,245	Kenvue, Inc.	1,585,131	0.3
25,723	Kroger Co.	1,572,961	0.3
5,508	Lamb Weston Holdings, Inc.	368,100	0.1
6,446 (1)	Maplebear, Inc.	266,993	0.1
9,765	McCormick & Co., Inc.	744,484	0.2
6,624	Molson Coors Beverage Co. - Class B	379,688	0.1
5,923 (1)	Performance Food Group Co.	500,790	0.1
1,597 (1)	Pilgrim’s Pride Corp.	72,488	0.0
1,843 (1)	Post Holdings, Inc.	210,950	0.0
2,105	Reynolds Consumer Products, Inc.	56,814	0.0
10	Seaboard Corp.	24,297	0.0
1,051	Spectrum Brands Holdings, Inc.	88,799	0.0
19,055	Sysco Corp.	1,456,945	0.3
10,904	Tyson Foods, Inc. - Class A	626,326	0.1
8,879 (1)	US Foods Holding Corp.	598,977	0.1
27,722	Walgreens Boots Alliance, Inc.	258,646	0.1
		20,725,001	4.5

	Energy: 5.2%
13,123	Antero Midstream Corp.	198,026	0.0
11,231 (1)	Antero Resources Corp.	393,647	0.1
14,010	APA Corp.	323,491	0.1
38,698	Baker Hughes Co.	1,587,392	0.3
8,661	Cheniere Energy, Inc.	1,860,989	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
8,943	Chesapeake Energy Corp.	$890,276	0.2
2,382	Chord Energy Corp.	278,503	0.1
3,806	Civitas Resources, Inc.	174,581	0.0
28,300	Coterra Energy, Inc.	722,782	0.2
24,148	Devon Energy Corp.	790,364	0.2
7,312	Diamondback Energy, Inc.	1,197,925	0.3
3,760	DT Midstream, Inc.	373,857	0.1
22,847	EQT Corp.	1,053,475	0.2
34,178	Halliburton Co.	929,300	0.2
10,831	Hess Corp.	1,440,631	0.3
5,993	HF Sinclair Corp.	210,055	0.0
75,162	Kinder Morgan, Inc.	2,059,439	0.4
4,551	Matador Resources Co.	256,039	0.1
3,095	New Fortress Energy, Inc.	46,796	0.0
15,015	NOV, Inc.	219,219	0.0
22,624	ONEOK, Inc.	2,271,450	0.5
10,196	Ovintiv, Inc.	412,938	0.1
25,337	Permian Resources Corp.	364,346	0.1
9,179	Range Resources Corp.	330,260	0.1
8,387	Targa Resources Corp.	1,497,080	0.3
16,410	TechnipFMC PLC	474,905	0.1
728	Texas Pacific Land Corp.	805,139	0.2
3,986	Viper Energy, Inc.	195,593	0.0
2,794	Weatherford International PLC	200,134	0.0
47,186	Williams Cos., Inc.	2,553,706	0.6
		24,112,338	5.2

	Financials: 16.2%
1,138	Affiliated Managers Group, Inc.	210,439	0.0
10,048 (1)	Affirm Holdings, Inc.	611,923	0.1
21,634	Aflac, Inc.	2,237,821	0.5
31,533 (2)	AGNC Investment Corp.	290,419	0.1
10,184	Allstate Corp.	1,963,373	0.4
10,627	Ally Financial, Inc.	382,678	0.1
2,779	American Financial Group, Inc.	380,528	0.1
3,769	Ameriprise Financial, Inc.	2,006,729	0.4
21,727	Annaly Capital Management, Inc.	397,604	0.1
13,986	Arch Capital Group Ltd.	1,291,607	0.3
7,173	Ares Management Corp. - Class A	1,269,836	0.3
9,532	Arthur J Gallagher & Co.	2,705,658	0.6
2,014	Assurant, Inc.	429,425	0.1
1,948	Assured Guaranty Ltd.	175,339	0.0
2,973	Axis Capital Holdings Ltd.	263,467	0.1

See Accompanying Notes to Financial Statements

 55

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
28,653	Bank of New York Mellon Corp.	$2,201,410	0.5
4,115	Bank OZK	183,241	0.0
21,537 (1)	Block, Inc.	1,830,430	0.4
20,058	Blue Owl Capital, Inc.	466,549	0.1
878	BOK Financial Corp.	93,463	0.0
2,326 (1)	Brighthouse Financial, Inc.	111,741	0.0
9,259	Brown & Brown, Inc.	944,603	0.2
8,487	Carlyle Group, Inc.	428,509	0.1
4,089	Cboe Global Markets, Inc.	798,991	0.2
5,935	Cincinnati Financial Corp.	852,860	0.2
17,324	Citizens Financial Group, Inc.	758,098	0.2
850	CNA Financial Corp.	41,115	0.0
7,855 (1)	Coinbase Global, Inc. - Class A	1,950,396	0.4
8,073	Columbia Banking System, Inc.	218,052	0.0
5,133	Comerica, Inc.	317,476	0.1
4,781	Commerce Bancshares, Inc.	297,904	0.1
11,458	Corebridge Financial, Inc.	342,938	0.1
2,616 (1)	Corpay, Inc.	885,307	0.2
241 (1)	Credit Acceptance Corp.	113,140	0.0
2,277	Cullen/Frost Bankers, Inc.	305,687	0.1
9,695	Discover Financial Services	1,679,465	0.4
5,348	East West Bancorp, Inc.	512,124	0.1
12,251	Equitable Holdings, Inc.	577,880	0.1
1,389	Evercore, Inc. - Class A	385,017	0.1
1,668	Everest Re Group Ltd.	604,583	0.1
13,771	F.N.B. Corp.	203,535	0.0
1,474	FactSet Research Systems, Inc.	707,933	0.2
10,059	Fidelity National Financial, Inc.	564,712	0.1
21,174	Fidelity National Information Services, Inc.	1,710,224	0.4
26,192	Fifth Third Bancorp	1,107,398	0.2
3,868	First American Financial Corp.	241,518	0.0
464	First Citizens BancShares, Inc. - Class A	980,441	0.2
4,931	First Hawaiian, Inc.	127,959	0.0
20,653	First Horizon Corp.	415,951	0.1
11,033	Franklin Resources, Inc.	223,860	0.0
9,868	Global Payments, Inc.	1,105,808	0.2
3,438	Globe Life, Inc.	383,406	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,382	Hanover Insurance Group, Inc.	$213,740	0.0
11,222	Hartford Financial Services Group, Inc.	1,227,687	0.3
2,030	Houlihan Lokey, Inc.	352,530	0.1
55,970	Huntington Bancshares, Inc.	910,632	0.2
4,092	Interactive Brokers Group, Inc. - Class A	722,934	0.2
14,147	Invesco Ltd.	247,290	0.1
4,940	Janus Henderson Group PLC	210,098	0.0
6,766	Jefferies Financial Group, Inc.	530,454	0.1
2,345	Kemper Corp.	155,802	0.0
35,876	KeyCorp	614,915	0.1
854	Kinsale Capital Group, Inc.	397,221	0.1
4,238	Lazard, Inc.	218,172	0.0
6,587	Lincoln National Corp.	208,874	0.0
6,942	Loews Corp.	587,918	0.1
2,886	LPL Financial Holdings, Inc.	942,308	0.2
6,443	M&T Bank Corp.	1,211,348	0.3
491 (1)	Markel Corp.	847,579	0.2
1,432	MarketAxess Holdings, Inc.	323,689	0.1
9,960	MGIC Investment Corp.	236,152	0.0
1,035	Morningstar, Inc.	348,547	0.1
2,947	MSCI, Inc.	1,768,229	0.4
15,969	Nasdaq, Inc.	1,234,563	0.3
7,596	Northern Trust Corp.	778,590	0.2
123,371 (1)	NU Holdings Ltd./ Cayman Islands - Class A	1,278,124	0.3
9,162	Old Republic International Corp.	331,573	0.1
4,370	OneMain Holdings, Inc.	227,808	0.0
2,934	Pinnacle Financial Partners, Inc.	335,620	0.1
2,761	Popular, Inc.	259,700	0.1
1,306	Primerica, Inc.	354,475	0.1
8,797	Principal Financial Group, Inc.	680,976	0.1
3,473	Prosperity Bancshares, Inc.	261,691	0.1
13,936	Prudential Financial, Inc.	1,651,834	0.4
7,129	Raymond James Financial, Inc.	1,107,348	0.2
35,616	Regions Financial Corp.	837,688	0.2
2,546	Reinsurance Group of America, Inc.	543,902	0.1
1,989	RenaissanceRe Holdings Ltd.	494,883	0.1
20,099	Rithm Capital Corp.	217,672	0.0
1,604	RLI Corp.	264,387	0.1

See Accompanying Notes to Financial Statements

 56

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
26,047 (1)	Robinhood Markets, Inc. - Class A	$970,511	0.2
5,359 (1)	Rocket Cos., Inc. - Class A	60,342	0.0
3,962	Ryan Specialty Holdings, Inc.	254,202	0.1
3,869	SEI Investments Co.	319,115	0.1
2,372 (1)(2)	Shift4 Payments, Inc. - Class A	246,166	0.1
8,172	SLM Corp.	225,384	0.0
40,984 (1)	SoFi Technologies, Inc.	631,154	0.1
12,114	Starwood Property Trust, Inc.	229,560	0.0
11,351	State Street Corp.	1,114,101	0.2
3,848	Stifel Financial Corp.	408,196	0.1
15,073	Synchrony Financial	979,745	0.2
5,563	Synovus Financial Corp.	284,992	0.1
8,503	T. Rowe Price Group, Inc.	961,604	0.2
1,956	TFS Financial Corp.	24,567	0.0
17,562 (1)	Toast, Inc. - Class A	640,135	0.1
3,253	TPG, Inc.	204,419	0.0
4,500	Tradeweb Markets, Inc. - Class A	589,140	0.1
7,038	Unum Group	513,985	0.1
3,652	UWM Holdings Corp.	21,437	0.0
3,102	Virtu Financial, Inc. - Class A	110,679	0.0
3,811 (3)	Voya Financial, Inc.	262,311	0.1
11,391	W.R. Berkley Corp.	666,601	0.1
6,608	Webster Financial Corp.	364,894	0.1
4,157	Western Alliance Bancorp	347,276	0.1
1,536 (1)	WEX, Inc.	269,292	0.1
97	White Mountains Insurance Group Ltd.	188,671	0.0
3,904	Willis Towers Watson PLC	1,222,889	0.3
2,512	Wintrust Financial Corp.	313,272	0.1
15,797	XP, Inc. - Class A	187,194	0.0
5,599	Zions Bancorp NA	303,746	0.1
		75,343,103	16.2

	Health Care: 9.1%
4,086 (1)	10X Genomics, Inc. - Class A	58,675	0.0
3,523 (1)	Acadia Healthcare Co., Inc.	139,687	0.0
11,134	Agilent Technologies, Inc.	1,495,742	0.3
2,905 (1)	Align Technology, Inc.	605,722	0.1
4,994 (1)	Alnylam Pharmaceuticals, Inc.	1,175,138	0.3
1,241 (1)	Amedisys, Inc.	112,670	0.0
6,439	AmerisourceBergen Corp.	1,446,714	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,043 (1)	Apellis Pharmaceuticals, Inc.	$129,012	0.0
26,292 (1)	Avantor, Inc.	553,972	0.1
1,864 (1)	Azenta, Inc.	93,200	0.0
19,741	Baxter International, Inc.	575,648	0.1
5,648 (1)	Biogen, Inc.	863,692	0.2
7,320 (1)	BioMarin Pharmaceutical, Inc.	481,144	0.1
732 (1)	Bio-Rad Laboratories, Inc. - Class A	240,469	0.0
6,021	Bio-Techne Corp.	433,693	0.1
4,227	Bruker Corp.	247,787	0.1
9,443	Cardinal Health, Inc.	1,116,824	0.2
19,567 (1)	Centene Corp.	1,185,369	0.3
4,656 (1)	Certara, Inc.	49,586	0.0
1,978 (1)	Charles River Laboratories International, Inc.	365,139	0.1
575	Chemed Corp.	304,635	0.1
7,566 (1)	Cooper Cos., Inc.	695,542	0.1
1,827 (1)	DaVita, Inc.	273,228	0.1
7,824	DENTSPLY SIRONA, Inc.	148,499	0.0
15,126 (1)	Dexcom, Inc.	1,176,349	0.3
4,749 (1)	Doximity, Inc. - Class A	253,549	0.1
19,060 (1)	Elanco Animal Health, Inc.	230,817	0.0
3,832	Encompass Health Corp.	353,885	0.1
2,147 (1)	Enovis Corp.	94,210	0.0
6,653 (1)	Envista Holdings Corp.	128,336	0.0
7,063 (1)	Exact Sciences Corp.	396,870	0.1
10,878 (1)	Exelixis, Inc.	362,237	0.1
3,463 (1)	Fortrea Holdings, Inc.	64,585	0.0
17,628	GE HealthCare Technologies, Inc.	1,378,157	0.3
4,335 (1)	Globus Medical, Inc. - Class A	358,548	0.1
1,028 (1)(2)	GRAIL, Inc.	18,350	0.0
4,883 (1)	Henry Schein, Inc.	337,904	0.1
8,865 (1)	Hologic, Inc.	639,078	0.1
4,674	Humana, Inc.	1,185,841	0.3
3,151 (1)	IDEXX Laboratories, Inc.	1,302,749	0.3
6,175 (1)	Illumina, Inc.	825,165	0.2
6,164 (1)	Incyte Corp.	425,747	0.1
1,134 (1)	Inspire Medical Systems, Inc.	210,221	0.0
2,707 (1)	Insulet Corp.	706,716	0.2
3,985 (1)	Intra-Cellular Therapies, Inc.	332,827	0.1
6,058 (1)	Ionis Pharmaceuticals, Inc.	211,788	0.0
6,988 (1)	IQVIA Holdings, Inc.	1,373,212	0.3
2,337 (1)	Jazz Pharmaceuticals PLC	287,802	0.1
3,258	Labcorp Holdings, Inc.	747,125	0.2
1,682 (1)	Masimo Corp.	278,035	0.1

See Accompanying Notes to Financial Statements

 57

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
984 (1)	Medpace Holdings, Inc.	$326,914	0.1
818 (1)	Mettler-Toledo International, Inc.	1,000,970	0.2
2,197 (1)	Molina Healthcare, Inc.	639,437	0.1
4,439 (1)	Natera, Inc.	702,694	0.1
3,866 (1)	Neurocrine Biosciences, Inc.	527,709	0.1
9,960	Organon & Co.	148,603	0.0
1,429 (1)	Penumbra, Inc.	339,359	0.1
5,247	Perrigo Co. PLC	134,900	0.0
3,742	Premier, Inc. - Class A	79,330	0.0
8,651	QIAGEN N.V.	385,229	0.1
4,303	Quest Diagnostics, Inc.	649,151	0.1
2,407 (1)	QuidelOrtho Corp.	107,232	0.0
2,157 (1)	Repligen Corp.	310,479	0.1
5,637	ResMed, Inc.	1,289,126	0.3
4,769	Revvity, Inc.	532,268	0.1
16,470 (1)	Roivant Sciences Ltd.	194,840	0.0
15,153	Royalty Pharma PLC - Class A	386,553	0.1
3,510 (1)	Sarepta Therapeutics, Inc.	426,781	0.1
5,367 (1)	Solventum Corp.	354,544	0.1
5,832 (1)	Sotera Health Co.	79,782	0.0
3,821	STERIS PLC	785,445	0.2
1,800	Teleflex, Inc.	320,364	0.1
3,686 (1)	Tenet Healthcare Corp.	465,284	0.1
3,442 (1)	Ultragenyx Pharmaceutical, Inc.	144,805	0.0
1,693 (1)	United Therapeutics Corp.	597,358	0.1
2,220	Universal Health Services, Inc. - Class B	398,312	0.1
5,718 (1)	Veeva Systems, Inc. - Class A	1,202,209	0.3
46,007	Viatris, Inc.	572,787	0.1
4,120 (1)	Viking Therapeutics, Inc.	165,789	0.0
2,285 (1)	Waters Corp.	847,689	0.2
2,814	West Pharmaceutical Services, Inc.	921,754	0.2
7,680	Zimmer Biomet Holdings, Inc.	811,238	0.2
		42,320,825	9.1

	Industrials: 16.3%
4,594	A.O. Smith Corp.	313,357	0.1
2,612	AAON, Inc.	307,380	0.1
1,192	Acuity Brands, Inc.	348,219	0.1
2,714	Advanced Drainage Systems, Inc.	313,738	0.1
5,185	AECOM	553,862	0.1
2,409	AGCO Corp.	225,193	0.0
4,038	Air Lease Corp.	194,672	0.0
4,858 (1)	Alaska Air Group, Inc.	314,555	0.1
3,390	Allegion PLC	443,005	0.1
3,349	Allison Transmission Holdings, Inc.	361,893	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,033 (1)	Amentum Holdings, Inc.	$105,844	0.0
3,883	AMERCO	248,706	0.1
25,372 (1)	American Airlines Group, Inc.	442,234	0.1
8,951	AMETEK, Inc.	1,613,507	0.3
8,805 (1)	API Group Corp.	316,716	0.1
1,682	Armstrong World Industries, Inc.	237,717	0.1
666 (1)	Avis Budget Group, Inc.	53,686	0.0
2,784 (1)	Axon Enterprise, Inc.	1,654,587	0.4
5,558 (1)	AZEK Co., Inc.	263,838	0.1
4,888	Booz Allen Hamilton Holding Corp.	629,086	0.1
4,442 (1)	Builders FirstSource, Inc.	634,895	0.1
3,534	BWX Technologies, Inc.	393,652	0.1
855 (1)	CACI International, Inc. - Class A	345,471	0.1
1,749	Carlisle Cos., Inc.	645,101	0.1
5,832 (1)(2)	Ceridian HCM Holding, Inc.	423,636	0.1
4,501	CH Robinson Worldwide, Inc.	465,043	0.1
15,804 (1)	Clarivate PLC	80,284	0.0
1,974 (1)	Clean Harbors, Inc.	454,296	0.1
33,800	CNH Industrial NV	382,954	0.1
1,361	Comfort Systems USA, Inc.	577,146	0.1
7,437 (1)	Core & Main, Inc. - Class A	378,618	0.1
15,735 (1)	CoStar Group, Inc.	1,126,469	0.2
1,896	Crane Co.	287,718	0.1
1,898	Crane Holdings Co.	110,502	0.0
5,297	Cummins, Inc.	1,846,534	0.4
1,479	Curtiss-Wright Corp.	524,853	0.1
24,974	Delta Air Lines, Inc.	1,510,927	0.3
4,649	Donaldson Co., Inc.	313,110	0.1
5,316	Dover Corp.	997,282	0.2
11,709	Dun & Bradstreet Holdings, Inc.	145,894	0.0
1,764	EMCOR Group, Inc.	800,680	0.2
4,762	Equifax, Inc.	1,213,596	0.3
2,189	Esab Corp.	262,549	0.1
1,966 (1)	Everus Construction Group, Inc.	129,264	0.0
5,472	Expeditors International of Washington, Inc.	606,133	0.1
22,193	Fastenal Co.	1,595,899	0.3
7,843	Ferguson Enterprises, Inc.	1,361,310	0.3
5,084	Flowserve Corp.	292,432	0.1
13,445	Fortive Corp.	1,008,375	0.2
4,767	Fortune Brands Innovations, Inc.	325,729	0.1
1,362 (1)	FTI Consulting, Inc.	260,319	0.1

See Accompanying Notes to Financial Statements

 58

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
9,172 (1)	Gates Industrial Corp. PLC	$188,668	0.0
2,280 (1)	Generac Holdings, Inc.	353,514	0.1
6,727	Genpact Ltd.	288,925	0.1
6,483	Graco, Inc.	546,452	0.1
4,545 (1)	GXO Logistics, Inc.	197,707	0.0
5,520 (1)	Hayward Holdings, Inc.	84,401	0.0
1,709	HEICO Corp.	406,298	0.1
3,148	HEICO Corp. - Class A	585,780	0.1
3,150	Hexcel Corp.	197,505	0.0
15,710	Howmet Aerospace, Inc.	1,718,203	0.4
2,076	Hubbell, Inc.	869,616	0.2
1,512	Huntington Ingalls Industries, Inc.	285,723	0.1
2,936	IDEX Corp.	614,475	0.1
15,647	Ingersoll Rand, Inc.	1,415,428	0.3
3,194	ITT, Inc.	456,359	0.1
4,779	Jacobs Solutions, Inc.	638,570	0.1
3,142	JB Hunt Transport Services, Inc.	536,214	0.1
5,153	KBR, Inc.	298,513	0.1
2,246 (1)	Kirby Corp.	237,627	0.1
6,058	Knight-Swift Transportation Holdings, Inc.	321,316	0.1
7,342	L3Harris Technologies, Inc.	1,543,876	0.3
1,362	Landstar System, Inc.	234,073	0.1
5,157	Leidos Holdings, Inc.	742,917	0.2
1,243	Lennox International, Inc.	757,360	0.2
2,137	Lincoln Electric Holdings, Inc.	400,623	0.1
1,167 (1)	Loar Holdings, Inc.	86,253	0.0
14,242 (1)	Lyft, Inc. - Class A	183,722	0.0
1,825	ManpowerGroup, Inc.	105,339	0.0
8,357	Masco Corp.	606,467	0.1
2,426 (1)	MasTec, Inc.	330,276	0.1
7,863	MDU Resources Group, Inc.	141,691	0.0
2,062 (1)	Middleby Corp.	279,298	0.1
1,433	MSA Safety, Inc.	237,548	0.1
1,777	MSC Industrial Direct Co., Inc. - Class A	132,724	0.0
2,197	Nordson Corp.	459,700	0.1
6,403	nVent Electric PLC	436,428	0.1
7,499	Old Dominion Freight Line, Inc.	1,322,824	0.3
2,525	Oshkosh Corp.	240,052	0.1
15,475	Otis Worldwide Corp.	1,433,140	0.3
3,344	Owens Corning	569,550	0.1
1,771 (1)	Parsons Corp.	163,375	0.0
3,171 (1)	Paycor HCM, Inc.	58,885	0.0
6,400	Pentair PLC	644,096	0.1
5,631	Quanta Services, Inc.	1,779,678	0.4
7,098	RB Global, Inc.	640,311	0.1
1,102 (1)	RBC Bearings, Inc.	329,652	0.1
2,573	Regal Rexnord Corp.	399,149	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,917	Robert Half International, Inc.	$275,992	0.1
4,443	Rockwell Automation, Inc.	1,269,765	0.3
10,832	Rollins, Inc.	502,063	0.1
1,611	Ryder System, Inc.	252,701	0.1
1,027 (1)	Saia, Inc.	468,035	0.1
1,817	Schneider National, Inc. - Class B	53,202	0.0
1,913	Science Applications International Corp.	213,835	0.0
5,785	Sensata Technologies Holding PLC	158,509	0.0
1,641	Simpson Manufacturing Co., Inc.	272,127	0.1
1,726 (1)	SiteOne Landscape Supply, Inc.	227,435	0.0
2,006	Snap-on, Inc.	680,997	0.1
23,160	Southwest Airlines Co.	778,639	0.2
4,489 (1)	Spirit AeroSystems Holdings, Inc. - Class A	152,985	0.0
8,331	SS&C Technologies Holdings, Inc.	631,323	0.1
2,680 (1)	Standardaero, Inc.	66,357	0.0
5,957	Stanley Black & Decker, Inc.	478,288	0.1
10,329	Tetra Tech, Inc.	411,507	0.1
7,245	Textron, Inc.	554,170	0.1
2,502	Timken Co.	178,568	0.0
3,978	Toro Co.	318,638	0.1
7,522	TransUnion	697,365	0.1
4,141 (1)	Trex Co., Inc.	285,853	0.1
298 (1)(2)	U-Haul Holding Co.	20,589	0.0
12,691 (1)	United Airlines Holdings, Inc.	1,232,296	0.3
2,539	United Rentals, Inc.	1,788,573	0.4
771	Valmont Industries, Inc.	236,443	0.1
9,574	Veralto Corp.	975,112	0.2
5,463	Verisk Analytics, Inc.	1,504,674	0.3
13,879	Vertiv Holdings Co. - Class A	1,576,793	0.3
5,090	Vestis Corp.	77,572	0.0
1,340	Watsco, Inc.	635,013	0.1
1,630	WESCO International, Inc.	294,965	0.1
6,609	Westinghouse Air Brake Technologies Corp.	1,253,000	0.3
6,939 (1)	WillScot Mobile Mini Holdings Corp.	232,110	0.0
2,282	Woodward, Inc.	379,770	0.1
1,687	WW Grainger, Inc.	1,778,182	0.4
4,431 (1)	XPO, Inc.	581,126	0.1
9,368	Xylem, Inc.	1,086,875	0.2
		75,524,214	16.3

	Information Technology: 14.6%
5,772 (1)	Akamai Technologies, Inc.	552,092	0.1

See Accompanying Notes to Financial Statements

 59

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,755 (1)	Allegro MicroSystems, Inc.	$103,944	0.0
4,352	Amdocs Ltd.	370,529	0.1
4,365	Amkor Technology, Inc.	112,137	0.0
3,382 (1)	ANSYS, Inc.	1,140,850	0.2
877 (1)	Appfolio, Inc. - Class A	216,373	0.0
10,168 (1)	AppLovin Corp. - Class A	3,292,703	0.7
2,033 (1)	Arrow Electronics, Inc.	229,973	0.1
1,041 (1)	Aspen Technology, Inc.	259,865	0.1
4,191 (1)	Astera Labs, Inc.	555,098	0.1
3,365	Avnet, Inc.	176,057	0.0
5,426	Bentley Systems, Inc. - Class B	253,394	0.1
3,907 (1)	BILL Holdings, Inc.	330,962	0.1
4,539	Broadridge Financial Solutions, Inc.	1,026,223	0.2
17,506 (1)	CCC Intelligent Solutions Holdings, Inc.	205,345	0.0
5,208	CDW Corp.	906,400	0.2
5,579 (1)	Ciena Corp.	473,155	0.1
2,082 (1)	Cirrus Logic, Inc.	207,326	0.0
11,625 (1)	Cloudflare, Inc. - Class A	1,251,780	0.3
6,655	Cognex Corp.	238,648	0.1
19,297	Cognizant Technology Solutions Corp. - Class A	1,483,939	0.3
4,833 (1)	Coherent Corp.	457,830	0.1
1,820	Concentrix Corp.	78,751	0.0
9,586 (1)	Confluent, Inc. - Class A	268,025	0.1
29,716	Corning, Inc.	1,412,104	0.3
11,589 (1)	Datadog, Inc. - Class A	1,655,952	0.4
7,876 (1)	DocuSign, Inc.	708,367	0.2
2,263	Dolby Laboratories, Inc. - Class A	176,740	0.0
5,611 (1)	DoubleVerify Holdings, Inc.	107,787	0.0
9,172 (1)	Dropbox, Inc. - Class A	275,527	0.1
6,924 (1)	DXC Technology Co.	138,342	0.0
11,430 (1)	Dynatrace, Inc.	621,221	0.1
3,375 (1)	Elastic NV	334,395	0.1
5,102 (1)	Enphase Energy, Inc.	350,405	0.1
5,837	Entegris, Inc.	578,213	0.1
2,117 (1)	EPAM Systems, Inc.	494,997	0.1
1,640 (1)	Euronet Worldwide, Inc.	168,658	0.0
2,264 (1)	F5, Inc.	569,328	0.1
920 (1)	Fair Isaac Corp.	1,831,656	0.4
4,133 (1)	First Solar, Inc.	728,400	0.2
2,875 (1)	Five9, Inc.	116,840	0.0
2,922 (1)	Gartner, Inc.	1,415,621	0.3
21,073	Gen Digital, Inc.	576,979	0.1
4,729 (1)	Gitlab, Inc. - Class A	266,479	0.1
3,807 (1)(2)	GLOBALFOUNDRIES, Inc.	163,358	0.0
1,628 (1)	Globant SA	349,076	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
5,420 (1)	GoDaddy, Inc. - Class A	$1,069,745	0.2
3,173 (1)	Guidewire Software, Inc.	534,904	0.1
5,629 (1)	HashiCorp, Inc. - Class A	192,568	0.0
50,303	Hewlett Packard Enterprise Co.	1,073,969	0.2
37,346	HP, Inc.	1,218,600	0.3
1,894 (1)	HubSpot, Inc.	1,319,682	0.3
3,125 (1)	Informatica, Inc. - Class A	81,031	0.0
686 (1)	Ingram Micro Holding Corp.	13,302	0.0
1,046 (1)	IPG Photonics Corp.	76,065	0.0
4,283	Jabil, Inc.	616,324	0.1
2,811	Jack Henry & Associates, Inc.	492,768	0.1
12,625	Juniper Networks, Inc.	472,806	0.1
6,755 (1)	Keysight Technologies, Inc.	1,085,056	0.2
8,802 (1)	Kyndryl Holdings, Inc.	304,549	0.1
5,273 (1)	Lattice Semiconductor Corp.	298,716	0.1
945	Littelfuse, Inc.	222,689	0.1
2,634 (1)	Lumentum Holdings, Inc.	221,124	0.1
2,160 (1)	MACOM Technology Solutions Holdings, Inc.	280,606	0.1
2,374 (1)	Manhattan Associates, Inc.	641,550	0.1
20,558	Microchip Technology, Inc.	1,179,001	0.3
6,383 (1)(2)	MicroStrategy, Inc. - Class A	1,848,645	0.4
2,588	MKS Instruments, Inc.	270,161	0.1
2,775 (1)	MongoDB, Inc.	646,048	0.1
1,821	Monolithic Power Systems, Inc.	1,077,486	0.2
3,233 (1)	nCino, Inc.	108,564	0.0
7,988	NetApp, Inc.	927,247	0.2
9,700 (1)	Nutanix, Inc. - Class A	593,446	0.1
6,275 (1)	Okta, Inc.	494,470	0.1
16,472 (1)	ON Semiconductor Corp.	1,038,560	0.2
1,896 (1)	Onto Innovation, Inc.	316,006	0.1
78,006 (1)	Palantir Technologies, Inc. - Class A	5,899,594	1.3
12,469	Paychex, Inc.	1,748,403	0.4
1,972	Paycom Software, Inc.	404,201	0.1
1,682 (1)	Paylocity Holding Corp.	335,509	0.1
1,726	Pegasystems, Inc.	160,863	0.0
4,147 (1)	Procore Technologies, Inc.	310,735	0.1
4,589 (1)	PTC, Inc.	843,779	0.2
11,899 (1)	Pure Storage, Inc. - Class A	730,956	0.2
3,665 (1)	Qorvo, Inc.	256,294	0.1

See Accompanying Notes to Financial Statements

 60

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
3,181 (1)	RingCentral, Inc. - Class A	$111,367	0.0
10,814 (1)	SentinelOne, Inc. - Class A	240,071	0.1
6,226	Skyworks Solutions, Inc.	552,122	0.1
5,253 (1)	Smartsheet, Inc. - Class A	294,326	0.1
19,208 (1)	Super Micro Computer, Inc.	585,460	0.1
2,918	TD SYNNEX Corp.	342,223	0.1
1,795 (1)	Teledyne Technologies, Inc.	833,113	0.2
3,700 (1)	Teradata Corp.	115,255	0.0
6,054	Teradyne, Inc.	762,320	0.2
9,440 (1)	Trimble, Inc.	667,030	0.1
5,930 (1)	Twilio, Inc. - Class A	640,914	0.1
1,643 (1)	Tyler Technologies, Inc.	947,420	0.2
161	Ubiquiti, Inc.	53,441	0.0
16,536 (1)	UiPath, Inc. - Class A	210,173	0.0
11,709 (1)	Unity Software, Inc.	263,101	0.1
1,806	Universal Display Corp.	264,037	0.1
3,227 (1)	VeriSign, Inc.	667,860	0.1
5,813	Vontier Corp.	212,000	0.0
13,394 (1)	Western Digital Corp.	798,684	0.2
13,090	Western Union Co.	138,754	0.0
4,819 (1)(2)	Wolfspeed, Inc.	32,095	0.0
1,983 (1)	Zebra Technologies Corp. - Class A	765,874	0.2
10,222 (1)	Zoom Video Communications, Inc. - Class A	834,217	0.2
3,611 (1)	Zscaler, Inc.	651,461	0.1
		67,621,184	14.6

	Materials: 5.2%
4,542	Albemarle Corp.	390,975	0.1
9,563	Alcoa Corp.	361,290	0.1
55,754	Amcor PLC	524,645	0.1
2,559	AptarGroup, Inc.	402,019	0.1
1,887	Ashland, Inc.	134,845	0.0
4,777 (1)	ATI, Inc.	262,926	0.1
3,106	Avery Dennison Corp.	581,226	0.1
8,437 (1)	Axalta Coating Systems Ltd.	288,714	0.1
11,442	Ball Corp.	630,797	0.1
4,434	Berry Global Group, Inc.	286,747	0.1
4,224	Celanese Corp.	292,343	0.1
6,727	CF Industries Holdings, Inc.	573,948	0.1
5,772	Chemours Co.	97,547	0.0
18,656 (1)	Cleveland-Cliffs, Inc.	175,366	0.0
27,120	Corteva, Inc.	1,544,755	0.3
4,527	Crown Holdings, Inc.	374,338	0.1
27,287	Dow, Inc.	1,095,027	0.2
16,214	DuPont de Nemours, Inc.	1,236,317	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
1,290	Eagle Materials, Inc.	$318,320	0.1
4,533	Eastman Chemical Co.	413,954	0.1
8,665	Element Solutions, Inc.	220,351	0.1
4,821	FMC Corp.	234,349	0.1
11,498	Graphic Packaging Holding Co.	312,286	0.1
6,326	Huntsman Corp.	114,058	0.0
9,913	International Flavors & Fragrances, Inc.	838,144	0.2
13,429	International Paper Co.	722,749	0.2
2,427	Louisiana-Pacific Corp.	251,316	0.1
10,092	LyondellBasell Industries NV - Class A	749,533	0.2
2,377	Martin Marietta Materials, Inc.	1,227,720	0.3
12,387	Mosaic Co.	304,472	0.1
5,071 (1)(2)	MP Materials Corp.	79,108	0.0
261	NewMarket Corp.	137,899	0.0
9,191	Nucor Corp.	1,072,682	0.2
4,541	Olin Corp.	153,486	0.0
3,437	Packaging Corp. of America	773,772	0.2
8,964	PPG Industries, Inc.	1,070,750	0.2
2,086	Reliance Steel & Aluminum Co.	561,676	0.1
2,543	Royal Gold, Inc.	335,295	0.1
4,927	RPM International, Inc.	606,317	0.1
1,644	Scotts Miracle-Gro Co.	109,063	0.0
5,632	Sealed Air Corp.	190,531	0.0
3,209	Silgan Holdings, Inc.	167,028	0.0
20,040	Smurfit WestRock PLC	1,079,354	0.2
3,792	Sonoco Products Co.	185,239	0.0
5,628	Steel Dynamics, Inc.	641,986	0.1
8,627	United States Steel Corp.	293,232	0.1
5,001 (1)	Valvoline, Inc.	180,936	0.0
5,130	Vulcan Materials Co.	1,319,590	0.3
1,298	Westlake Corp.	148,816	0.0
		24,067,837	5.2

	Real Estate: 7.2%
4,142	Agree Realty Corp.	291,804	0.1
6,715	Alexandria Real Estate Equities, Inc.	655,048	0.1
13,087	American Homes 4 Rent - Class A	489,716	0.1
11,001	Americold Realty Trust, Inc.	235,421	0.0
5,499	AvalonBay Communities, Inc.	1,209,615	0.3
6,087	Boston Properties, Inc.	452,629	0.1
11,601	Brixmor Property Group, Inc.	322,972	0.1
4,011	Camden Property Trust	465,436	0.1
11,859 (1)	CBRE Group, Inc. - Class A	1,556,968	0.3
6,231	Cousins Properties, Inc.	190,918	0.0
16,855	Crown Castle, Inc.	1,529,760	0.3
8,663	CubeSmart	371,210	0.1

See Accompanying Notes to Financial Statements

 61

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
12,847	Digital Realty Trust, Inc.	$2,278,159	0.5
1,904	EastGroup Properties, Inc.	305,573	0.1
2,893	EPR Properties	128,102	0.0
7,317	Equity LifeStyle Properties, Inc.	487,312	0.1
14,643	Equity Residential	1,050,782	0.2
2,475	Essex Property Trust, Inc.	706,464	0.2
8,108	Extra Space Storage, Inc.	1,212,957	0.3
3,272	Federal Realty Investment Trust	366,300	0.1
5,113	First Industrial Realty Trust, Inc.	256,315	0.1
10,096	Gaming and Leisure Properties, Inc.	486,223	0.1
13,689	Healthcare Realty Trust, Inc.	232,029	0.0
27,081	Healthpeak Properties, Inc.	548,932	0.1
4,038	Highwoods Properties, Inc.	123,482	0.0
27,017	Host Hotels & Resorts, Inc.	473,338	0.1
1,199 (1)	Howard Hughes Holdings, Inc.	92,227	0.0
23,723	Invitation Homes, Inc.	758,424	0.2
11,287	Iron Mountain, Inc.	1,186,377	0.3
1,832 (1)	Jones Lang LaSalle, Inc.	463,752	0.1
4,525	Kilroy Realty Corp.	183,036	0.0
25,535	Kimco Realty Corp.	598,285	0.1
3,375	Lamar Advertising Co. - Class A	410,872	0.1
2,386 (2)	Lineage, Inc.	139,748	0.0
22,981 (2)	Medical Properties Trust, Inc.	90,775	0.0
4,501	Mid-America Apartment Communities, Inc.	695,720	0.1
7,231	National Retail Properties, Inc.	295,386	0.1
2,709	National Storage Affiliates Trust	102,698	0.0
10,455	Omega Healthcare Investors, Inc.	395,722	0.1
7,891	Park Hotels & Resorts, Inc.	111,026	0.0
5,975	Rayonier, Inc.	155,947	0.0
33,792	Realty Income Corp.	1,804,831	0.4
6,999	Regency Centers Corp.	517,436	0.1
8,534	Rexford Industrial Realty, Inc.	329,924	0.1
4,160	SBA Communications Corp.	847,808	0.2
303 (1)	Seaport Entertainment Group, Inc.	8,469	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
12,543	Simon Property Group, Inc.	$2,160,030	0.5
7,006	STAG Industrial, Inc.	236,943	0.1
4,781	Sun Communities, Inc.	587,920	0.1
12,725	UDR, Inc.	552,392	0.1
16,226	Ventas, Inc.	955,549	0.2
40,417	VICI Properties, Inc.	1,180,581	0.3
6,785	Vornado Realty Trust	285,241	0.1
28,259	Weyerhaeuser Co.	795,491	0.2
8,399	WP Carey, Inc.	457,578	0.1
1,792 (1)	Zillow Group, Inc. - Class A	126,963	0.0
6,014 (1)	Zillow Group, Inc. - Class C	445,337	0.1
		33,399,953	7.2

	Utilities: 5.5%
27,458	AES Corp.	353,384	0.1
9,933	Alliant Energy Corp.	587,438	0.1
10,315	Ameren Corp.	919,479	0.2
7,561	American Water Works Co., Inc.	941,269	0.2
6,001	Atmos Energy Corp.	835,759	0.2
5,231	Brookfield Renewable Corp.	144,689	0.0
25,018	CenterPoint Energy, Inc.	793,821	0.2
1,341	Clearway Energy, Inc. - Class A	32,787	0.0
3,173	Clearway Energy, Inc. - Class C	82,498	0.0
11,538	CMS Energy Corp.	769,008	0.2
13,427	Consolidated Edison, Inc.	1,198,091	0.3
8,015	DTE Energy Co.	967,811	0.2
14,748	Edison International	1,177,480	0.3
16,529	Entergy Corp.	1,253,229	0.3
9,749	Essential Utilities, Inc.	354,084	0.1
8,632	Evergy, Inc.	531,300	0.1
13,874	Eversource Energy	796,784	0.2
38,793	Exelon Corp.	1,460,169	0.3
22,320	FirstEnergy Corp.	887,890	0.2
2,059	IDACORP, Inc.	225,008	0.0
3,527	National Fuel Gas Co.	214,018	0.0
18,106	NiSource, Inc.	665,577	0.1
7,967	NRG Energy, Inc.	718,783	0.2
7,739	OGE Energy Corp.	319,234	0.1
82,880	PG&E Corp.	1,672,518	0.4
4,396	Pinnacle West Capital Corp.	372,649	0.1
28,631	PPL Corp.	929,362	0.2
19,334	Public Service Enterprise Group, Inc.	1,633,530	0.3
8,332	UGI Corp.	235,212	0.0
13,154	Vistra Corp.	1,813,542	0.4
12,262	WEC Energy Group, Inc.	1,153,118	0.2

See Accompanying Notes to Financial Statements

 62

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
22,285	Xcel Energy, Inc.	$1,504,683	0.3
		25,544,204	5.5
	Total Common Stock (Cost $382,622,623)	454,909,345	98.0

EXCHANGE-TRADED FUNDS: 1.8%
93,140 (2)	iShares Russell Mid-Cap ETF	8,233,576	1.8

	Total Exchange-Traded Funds (Cost $7,959,641)	8,233,576	1.8

	Total Long-Term Investments (Cost $390,582,264)	463,142,921	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Repurchase Agreements: 1.9%
2,136,957 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $2,137,496, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $2,179,696, due 10/01/29-02/01/57)	2,136,957	0.4
2,136,957 (4)	Clear Street LLC, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $2,137,496, collateralized by various U.S. Government Securities, 2.375%-6.125%, Market Value plus accrued interest $2,179,696, due 11/15/27-05/15/54)	2,136,957	0.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,152,441 (4)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $2,152,968, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,195,490, due 03/27/25-01/01/55)	$2,152,441	0.5
442,718 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $442,826, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $451,572, due 06/01/30-12/01/54)	442,718	0.1
2,136,957 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $2,137,499, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $2,179,696, due 11/01/51-12/01/54)	2,136,957	0.5
	Total Repurchase Agreements (Cost $9,006,030)	9,006,030	1.9

See Accompanying Notes to Financial Statements

 63

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,225,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $1,225,000)	$1,225,000	0.3

	Total Short-Term Investments (Cost $10,231,030)	$10,231,030	2.2
	Total Investments in Securities (Cost $400,813,294)	$473,373,951	102.0
	Liabilities in Excess of Other Assets	(9,135,595)	(2.0)
	Net Assets	$464,238,356	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2024.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$454,909,345	$—	$—	$454,909,345
Exchange-Traded Funds	8,233,576	—	—	8,233,576
Short-Term Investments	1,225,000	9,006,030	—	10,231,030
Total Investments, at fair value	$464,367,921	$9,006,030	$—	$473,373,951
Liabilities Table
Other Financial Instruments+
Futures	$(90,354)	$—	$—	$(90,354)
Total Liabilities	$(90,354)	$—	$—	$(90,354)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

 64

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$246,751	$129,799	$(99,288)	$(14,951)	$262,311	$6,951	$1,546	$—
	$246,751	$129,799	$(99,288)	$(14,951)	$262,311	$6,951	$1,546	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index	5	03/21/25	$1,573,350	$(90,354)
			$1,573,350	$(90,354)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments Liability Derivatives	Location on Statement of Assets and Liabilities	Fair Value

Equity contracts	Variation margin payable on futures contracts*	$90,354
Total Liability Derivatives		$90,354

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$233,412
Total	$233,412

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(157,089)
Total	$(157,089)

See Accompanying Notes to Financial Statements

 65

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $403,741,090.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$99,282,734
Gross Unrealized Depreciation	(29,740,227)
Net Unrealized Appreciation	$69,542,507

See Accompanying Notes to Financial Statements

 66

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Communication Services: 9.3%
432,985	Alphabet, Inc. - Class A	$81,964,061	2.2
352,675	Alphabet, Inc. - Class C	67,163,427	1.8
531,712	AT&T, Inc.	12,107,082	0.3
7,165 (1)	Charter Communications, Inc. - Class A	2,455,947	0.1
282,859	Comcast Corp. - Class A	10,615,698	0.3
17,686	Electronic Arts, Inc.	2,587,462	0.1
16,388	Fox Corp. - Class A	796,129	0.0
9,881	Fox Corp. - Class B	451,957	0.0
27,604	Interpublic Group of Cos., Inc.	773,464	0.0
11,620 (1)	Live Nation Entertainment, Inc.	1,504,790	0.1
18,607 (1)	Match Group, Inc.	608,635	0.0
161,545	Meta Platforms, Inc. - Class A	94,586,213	2.5
31,676 (1)	Netflix, Inc.	28,233,452	0.8
28,337	News Corp. - Class A	780,401	0.0
8,408	News Corp. - Class B	255,855	0.0
14,457	Omnicom Group, Inc.	1,243,880	0.0
44,545	Paramount Global - Class B	465,941	0.0
12,104 (1)	Take-Two Interactive Software, Inc.	2,228,104	0.1
36,118	T-Mobile US, Inc.	7,972,326	0.2
311,947	Verizon Communications, Inc.	12,474,761	0.3
134,196	Walt Disney Co.	14,942,725	0.4
165,426 (1)	Warner Bros Discovery, Inc.	1,748,553	0.1
		345,960,863	9.3

	Consumer Discretionary: 11.3%
32,078 (1)	Airbnb, Inc. - Class A	4,215,370	0.1
693,484 (1)	Amazon.com, Inc.	152,143,455	4.1
17,417 (1)	Aptiv PLC	1,053,380	0.0
1,253 (1)	AutoZone, Inc.	4,012,106	0.1
14,480	Best Buy Co., Inc.	1,242,384	0.0
2,453	Booking Holdings, Inc.	12,187,534	0.3
16,206	BorgWarner, Inc.	515,189	0.0
15,745 (1)	Caesars Entertainment, Inc.	526,198	0.0
11,480 (1)	CarMax, Inc.	938,605	0.0
75,666 (1)	Carnival Corp.	1,885,597	0.1
100,972 (1)	Chipotle Mexican Grill, Inc.	6,088,612	0.2
21,610	D.R. Horton, Inc.	3,021,510	0.1
8,707	Darden Restaurants, Inc.	1,625,510	0.1
11,258 (1)	Deckers Outdoor Corp.	2,286,387	0.1
16,296	Dollar General Corp.	1,235,563	0.0
14,976 (1)	Dollar Tree, Inc.	1,122,301	0.0
2,559	Domino’s Pizza, Inc.	1,074,166	0.0
35,495	eBay, Inc.	2,198,915	0.1
9,102 (1)	Expedia Group, Inc.	1,695,976	0.1
289,257	Ford Motor Co.	2,863,644	0.1
11,384	Garmin Ltd.	2,348,064	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
81,484	General Motors Co.	$4,340,653	0.1
10,303	Genuine Parts Co.	1,202,978	0.0
9,815	Hasbro, Inc.	548,757	0.0
18,065	Hilton Worldwide Holdings, Inc.	4,464,945	0.1
73,606	Home Depot, Inc.	28,631,998	0.8
25,789	Las Vegas Sands Corp.	1,324,523	0.0
17,696	Lennar Corp. - Class A	2,413,204	0.1
19,264	LKQ Corp.	707,952	0.0
42,038	Lowe’s Cos., Inc.	10,374,978	0.3
8,370 (1)	Lululemon Athletica, Inc.	3,200,772	0.1
17,092	Marriott International, Inc. - Class A	4,767,642	0.1
53,104	McDonald’s Corp.	15,394,319	0.4
16,768 (1)	MGM Resorts International	581,011	0.0
3,924 (1)	Mohawk Industries, Inc.	467,466	0.0
88,227	NIKE, Inc. - Class B	6,676,137	0.2
32,584 (1)	Norwegian Cruise Line Holdings Ltd.	838,386	0.0
227 (1)	NVR, Inc.	1,856,610	0.1
4,278 (1)	O’Reilly Automotive, Inc.	5,072,852	0.1
2,820	Pool Corp.	961,451	0.0
15,197	PulteGroup, Inc.	1,654,953	0.1
3,000	Ralph Lauren Corp.	692,940	0.0
24,585	Ross Stores, Inc.	3,718,973	0.1
18,331	Royal Caribbean Cruises Ltd.	4,228,778	0.1
83,996	Starbucks Corp.	7,664,635	0.2
17,244	Tapestry, Inc.	1,126,550	0.0
34,137	Target Corp.	4,614,640	0.1
206,952 (1)	Tesla, Inc.	83,575,496	2.2
83,579	TJX Cos., Inc.	10,097,179	0.3
40,400	Tractor Supply Co.	2,143,624	0.1
3,491 (1)	Ulta Beauty, Inc.	1,518,341	0.0
6,855	Wynn Resorts Ltd.	590,627	0.0
20,680	Yum! Brands, Inc.	2,774,429	0.1
		422,508,265	11.3

	Consumer Staples: 5.3%
125,591	Altria Group, Inc.	6,567,153	0.2
35,432 (1)	Archer-Daniels- Midland Co.	1,790,025	0.0
13,496	Brown-Forman Corp. - Class B	512,578	0.0
10,347	Bunge Global SA	804,583	0.0
14,556	Campbell Soup Co.	609,605	0.0
18,155	Church & Dwight Co., Inc.	1,901,010	0.1
9,173	Clorox Co.	1,489,787	0.0
287,299	Coca-Cola Co.	17,887,236	0.5
60,543	Colgate-Palmolive Co.	5,503,964	0.1
35,367	Conagra Brands, Inc.	981,434	0.0
11,569	Constellation Brands, Inc. - Class A	2,556,749	0.1

See Accompanying Notes to Financial Statements

 67

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
32,833	Costco Wholesale Corp.	$30,083,893	0.8
17,298	Estee Lauder Cos., Inc. - Class A	1,297,004	0.0
41,139	General Mills, Inc.	2,623,434	0.1
10,948	Hershey Co.	1,854,044	0.1
21,767	Hormel Foods Corp.	682,831	0.0
7,885	JM Smucker Co.	868,296	0.0
19,924	Kellogg Co.	1,613,246	0.0
142,075	Kenvue, Inc.	3,033,301	0.1
83,430	Keurig Dr Pepper, Inc.	2,679,772	0.1
24,712	Kimberly-Clark Corp.	3,238,261	0.1
65,411	Kraft Heinz Co.	2,008,772	0.1
49,324	Kroger Co.	3,016,163	0.1
10,567	Lamb Weston Holdings, Inc.	706,193	0.0
18,688	McCormick & Co., Inc.	1,424,773	0.0
12,944	Molson Coors Beverage Co. - Class B	741,950	0.0
99,090	Mondelez International, Inc. - Class A	5,918,646	0.2
51,888 (1)	Monster Beverage Corp.	2,727,233	0.1
101,669	PepsiCo, Inc.	15,459,788	0.4
115,218	Philip Morris International, Inc.	13,866,486	0.4
174,516	Procter & Gamble Co.	29,257,607	0.8
36,401	Sysco Corp.	2,783,220	0.1
21,183	Tyson Foods, Inc. - Class A	1,216,752	0.0
53,668	Walgreens Boots Alliance, Inc.	500,722	0.0
321,656	Walmart, Inc.	29,061,620	0.8
		197,268,131	5.3

	Energy: 3.1%
27,706	APA Corp.	639,732	0.0
73,327	Baker Hughes Co.	3,007,873	0.1
123,848	Chevron Corp.	17,938,144	0.5
95,857	ConocoPhillips	9,506,139	0.3
54,585	Coterra Energy, Inc.	1,394,101	0.0
48,678	Devon Energy Corp.	1,593,231	0.0
13,848	Diamondback Energy, Inc.	2,268,718	0.1
41,679	EOG Resources, Inc.	5,109,012	0.1
44,216	EQT Corp.	2,038,800	0.1
325,690	Exxon Mobil Corp.	35,034,473	0.9
65,100	Halliburton Co.	1,770,069	0.0
20,481	Hess Corp.	2,724,178	0.1
143,229	Kinder Morgan, Inc.	3,924,475	0.1
23,816	Marathon Petroleum Corp.	3,322,332	0.1
50,065	Occidental Petroleum Corp.	2,473,712	0.1
43,290	ONEOK, Inc.	4,346,316	0.1
30,604	Phillips 66	3,486,714	0.1
104,645	Schlumberger NV	4,012,089	0.1
16,159	Targa Resources Corp.	2,884,381	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
1,396	Texas Pacific Land Corp.	$1,543,920	0.0
23,460	Valero Energy Corp.	2,875,961	0.1
90,333	Williams Cos., Inc.	4,888,822	0.1
		116,783,192	3.1

	Financials: 11.3%
37,050	Aflac, Inc.	3,832,452	0.1
19,623	Allstate Corp.	3,783,118	0.1
41,239	American Express Co.	12,239,323	0.3
46,223	American International Group, Inc.	3,365,034	0.1
7,189	Ameriprise Financial, Inc.	3,827,639	0.1
16,026	Aon PLC - Class A	5,755,898	0.2
33,124	Apollo Global Management, Inc.	5,470,760	0.1
27,768	Arch Capital Group Ltd.	2,564,375	0.1
18,508	Arthur J Gallagher & Co.	5,253,496	0.1
3,801	Assurant, Inc.	810,449	0.0
494,669	Bank of America Corp.	21,740,703	0.6
53,879	Bank of New York Mellon Corp.	4,139,524	0.1
135,827 (1)	Berkshire Hathaway, Inc. - Class B	61,567,663	1.7
10,788	Blackrock, Inc.	11,058,887	0.3
53,503	Blackstone, Inc.	9,224,987	0.2
17,588	Brown & Brown, Inc.	1,794,328	0.1
28,270	Capital One Financial Corp.	5,041,106	0.1
7,758	Cboe Global Markets, Inc.	1,515,913	0.0
110,778	Charles Schwab Corp.	8,198,680	0.2
27,780	Chubb Ltd.	7,675,614	0.2
11,583	Cincinnati Financial Corp.	1,664,477	0.0
140,149	Citigroup, Inc.	9,865,088	0.3
32,657	Citizens Financial Group, Inc.	1,429,070	0.0
26,704	CME Group, Inc.	6,201,470	0.2
5,166 (1)	Corpay, Inc.	1,748,278	0.0
18,605	Discover Financial Services	3,222,944	0.1
1,848	Erie Indemnity Co. - Class A	761,801	0.0
3,185	Everest Re Group Ltd.	1,154,435	0.0
2,815	FactSet Research Systems, Inc.	1,351,988	0.0
39,894	Fidelity National Information Services, Inc.	3,222,238	0.1
49,689	Fifth Third Bancorp	2,100,851	0.1
42,159 (1)	Fiserv, Inc.	8,660,302	0.2
23,112	Franklin Resources, Inc.	468,942	0.0
18,859	Global Payments, Inc.	2,113,340	0.1
6,221	Globe Life, Inc.	693,766	0.0

See Accompanying Notes to Financial Statements

 68

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
23,262	Goldman Sachs Group, Inc.	$13,320,286	0.4
21,482	Hartford Financial Services Group, Inc.	2,350,131	0.1
107,658	Huntington Bancshares, Inc.	1,751,596	0.0
42,548	Intercontinental Exchange, Inc.	6,340,077	0.2
33,706	Invesco Ltd.	589,181	0.0
208,626	JPMorgan Chase & Co.	50,009,738	1.3
73,455	KeyCorp	1,259,019	0.0
50,024	KKR & Co., Inc.	7,399,050	0.2
13,395	Loews Corp.	1,134,423	0.0
12,295	M&T Bank Corp.	2,311,583	0.1
2,828	MarketAxess Holdings, Inc.	639,241	0.0
36,394	Marsh & McLennan Cos., Inc.	7,730,450	0.2
43,101	MetLife, Inc.	3,529,110	0.1
11,548	Moody’s Corp.	5,466,477	0.1
91,925	Morgan Stanley	11,556,811	0.3
5,808	MSCI, Inc.	3,484,858	0.1
30,666	Nasdaq, Inc.	2,370,788	0.1
14,689	Northern Trust Corp.	1,505,623	0.0
29,403	PNC Financial Services Group, Inc.	5,670,369	0.2
15,593	Principal Financial Group, Inc.	1,207,054	0.0
43,411	Progressive Corp.	10,401,710	0.3
26,381	Prudential Financial, Inc.	3,126,940	0.1
13,559	Raymond James Financial, Inc.	2,106,119	0.1
67,350	Regions Financial Corp.	1,584,072	0.0
23,528	S&P Global, Inc.	11,717,650	0.3
21,723	State Street Corp.	2,132,112	0.1
28,852	Synchrony Financial	1,875,380	0.1
16,463	T. Rowe Price Group, Inc.	1,861,801	0.1
16,823	Travelers Cos., Inc.	4,052,492	0.1
98,374	Truist Financial Corp.	4,267,464	0.1
115,603	US Bancorp	5,529,292	0.2
22,308	W.R. Berkley Corp.	1,305,464	0.0
246,726	Wells Fargo & Co.	17,330,034	0.5
7,464	Willis Towers Watson PLC	2,338,023	0.1
		422,773,357	11.3

	Health Care: 10.0%
128,529	Abbott Laboratories	14,537,915	0.4
130,951	AbbVie, Inc.	23,269,993	0.6
21,292	Agilent Technologies, Inc.	2,860,367	0.1
5,200 (1)	Align Technology, Inc.	1,084,252	0.0
12,996	AmerisourceBergen Corp.	2,919,941	0.1
39,833	Amgen, Inc.	10,382,073	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
37,836	Baxter International, Inc.	$1,103,298	0.0
21,419	Becton Dickinson and Co.	4,859,329	0.1
10,798 (1)	Biogen, Inc.	1,651,230	0.1
11,803	Bio-Techne Corp.	850,170	0.0
109,215 (1)	Boston Scientific Corp.	9,755,084	0.3
150,294	Bristol-Myers Squibb Co.	8,500,629	0.2
17,934	Cardinal Health, Inc.	2,121,054	0.1
37,412 (1)	Centene Corp.	2,266,419	0.1
3,789 (1)	Charles River Laboratories International, Inc.	699,449	0.0
20,612	Cigna Group	5,691,798	0.2
14,758 (1)	Cooper Cos., Inc.	1,356,703	0.0
93,252	CVS Health Corp.	4,186,082	0.1
47,635	Danaher Corp.	10,934,614	0.3
3,342 (1)	DaVita, Inc.	499,796	0.0
28,944 (1)	Dexcom, Inc.	2,250,975	0.1
43,706 (1)	Edwards Lifesciences Corp.	3,235,555	0.1
17,186	Elevance Health, Inc.	6,339,915	0.2
58,388	Eli Lilly & Co.	45,075,536	1.2
33,856	GE HealthCare Technologies, Inc.	2,646,862	0.1
92,352	Gilead Sciences, Inc.	8,530,554	0.2
13,514	HCA Healthcare, Inc.	4,056,227	0.1
9,239 (1)	Henry Schein, Inc.	639,339	0.0
17,212 (1)	Hologic, Inc.	1,240,813	0.0
8,923	Humana, Inc.	2,263,854	0.1
6,068 (1)	IDEXX Laboratories, Inc.	2,508,754	0.1
11,849 (1)	Incyte Corp.	818,411	0.0
5,198 (1)	Insulet Corp.	1,357,042	0.0
26,394 (1)	Intuitive Surgical, Inc.	13,776,612	0.4
12,777 (1)	IQVIA Holdings, Inc.	2,510,808	0.1
178,413	Johnson & Johnson	25,802,088	0.7
6,198	Labcorp Holdings, Inc.	1,421,325	0.0
9,407	McKesson Corp.	5,361,143	0.1
95,035	Medtronic PLC	7,591,396	0.2
187,454	Merck & Co., Inc.	18,647,924	0.5
1,564 (1)	Mettler-Toledo International, Inc.	1,913,836	0.1
25,094 (1)	Moderna, Inc.	1,043,409	0.0
4,239 (1)	Molina Healthcare, Inc.	1,233,761	0.0
419,942	Pfizer, Inc.	11,141,061	0.3
8,271	Quest Diagnostics, Inc.	1,247,763	0.0
7,801 (1)	Regeneron Pharmaceuticals, Inc.	5,556,886	0.2
10,878	ResMed, Inc.	2,487,690	0.1
9,019	Revvity, Inc.	1,006,611	0.0
10,349 (1)	Solventum Corp.	683,655	0.0
7,315	STERIS PLC	1,503,671	0.0
25,424	Stryker Corp.	9,153,911	0.3
3,442	Teleflex, Inc.	612,607	0.0
28,344	Thermo Fisher Scientific, Inc.	14,745,399	0.4

See Accompanying Notes to Financial Statements

 69

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
68,196	UnitedHealth Group, Inc.	$34,497,629	0.9
4,351	Universal Health Services, Inc. - Class B	780,656	0.0
19,084 (1)	Vertex Pharmaceuticals, Inc.	7,685,127	0.2
88,449	Viatris, Inc.	1,101,190	0.0
4,400 (1)	Waters Corp.	1,632,312	0.0
5,367	West Pharmaceutical Services, Inc.	1,758,015	0.1
14,752	Zimmer Biomet Holdings, Inc.	1,558,254	0.0
33,433	Zoetis, Inc.	5,447,239	0.2
		372,396,011	10.0

	Industrials: 7.9%
40,354	3M Co.	5,209,298	0.1
8,826	A.O. Smith Corp.	602,021	0.0
6,442	Allegion PLC	841,841	0.0
17,141	AMETEK, Inc.	3,089,837	0.1
30,194	Automatic Data Processing, Inc.	8,838,690	0.2
5,378 (1)	Axon Enterprise, Inc.	3,196,253	0.1
55,398 (1)	Boeing Co.	9,805,446	0.3
8,528 (1)	Builders FirstSource, Inc.	1,218,907	0.0
61,833	Carrier Global Corp.	4,220,721	0.1
35,777	Caterpillar, Inc.	12,978,465	0.4
11,686 (1)(2)	Ceridian HCM Holding, Inc.	848,871	0.0
8,785	CH Robinson Worldwide, Inc.	907,666	0.0
25,403	Cintas Corp.	4,641,128	0.1
64,964 (1)	Copart, Inc.	3,728,284	0.1
30,379 (1)	CoStar Group, Inc.	2,174,833	0.1
142,902	CSX Corp.	4,611,448	0.1
10,166	Cummins, Inc.	3,543,868	0.1
18,855	Deere & Co.	7,988,863	0.2
47,509	Delta Air Lines, Inc.	2,874,294	0.1
10,166	Dover Corp.	1,907,142	0.1
29,286	Eaton Corp. PLC	9,719,145	0.3
42,254	Emerson Electric Co.	5,236,538	0.1
9,185	Equifax, Inc.	2,340,797	0.1
10,373	Expeditors International of Washington, Inc.	1,149,017	0.0
42,453	Fastenal Co.	3,052,795	0.1
16,657	FedEx Corp.	4,686,114	0.1
25,710	Fortive Corp.	1,928,250	0.1
20,427	GE Vernova, Inc.	6,719,053	0.2
4,409 (1)	Generac Holdings, Inc.	683,615	0.0
19,123	General Dynamics Corp.	5,038,719	0.1
80,201	General Electric Co.	13,376,725	0.4
48,185	Honeywell International, Inc.	10,884,510	0.3
30,105	Howmet Aerospace, Inc.	3,292,584	0.1
3,977	Hubbell, Inc.	1,665,926	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,937	Huntington Ingalls Industries, Inc.	$555,005	0.0
5,611	IDEX Corp.	1,174,326	0.0
19,913	Illinois Tool Works, Inc.	5,049,140	0.1
29,864	Ingersoll Rand, Inc.	2,701,497	0.1
9,207	Jacobs Solutions, Inc.	1,230,239	0.0
5,903	JB Hunt Transport Services, Inc.	1,007,406	0.0
49,502	Johnson Controls International PLC	3,907,193	0.1
14,055	L3Harris Technologies, Inc.	2,955,485	0.1
9,888	Leidos Holdings, Inc.	1,424,465	0.0
2,376	Lennox International, Inc.	1,447,697	0.0
15,633	Lockheed Martin Corp.	7,596,700	0.2
15,988	Masco Corp.	1,160,249	0.0
4,025	Nordson Corp.	842,191	0.0
16,765	Norfolk Southern Corp.	3,934,745	0.1
10,149	Northrop Grumman Corp.	4,762,824	0.1
13,922	Old Dominion Freight Line, Inc.	2,455,841	0.1
29,601	Otis Worldwide Corp.	2,741,349	0.1
38,852	PACCAR, Inc.	4,041,385	0.1
9,539	Parker-Hannifin Corp.	6,067,090	0.2
12,244	Pentair PLC	1,232,236	0.0
10,939	Quanta Services, Inc.	3,457,271	0.1
98,633	Raytheon Technologies Corp.	11,413,811	0.3
15,084	Republic Services, Inc.	3,034,599	0.1
8,366	Rockwell Automation, Inc.	2,390,919	0.1
20,815	Rollins, Inc.	964,775	0.0
3,891	Snap-on, Inc.	1,320,917	0.0
44,442	Southwest Airlines Co.	1,494,140	0.0
11,424	Stanley Black & Decker, Inc.	917,233	0.0
13,747	Textron, Inc.	1,051,508	0.0
16,675	Trane Technologies PLC	6,158,911	0.2
4,167	TransDigm Group, Inc.	5,280,756	0.1
156,040 (1)	Uber Technologies, Inc.	9,412,333	0.3
44,926	Union Pacific Corp.	10,244,925	0.3
24,371 (1)	United Airlines Holdings, Inc.	2,366,424	0.1
54,197	United Parcel Service, Inc. - Class B	6,834,242	0.2
4,863	United Rentals, Inc.	3,425,692	0.1
18,326	Veralto Corp.	1,866,503	0.1
10,464	Verisk Analytics, Inc.	2,882,100	0.1
27,066	Waste Management, Inc.	5,461,648	0.1
12,738	Westinghouse Air Brake Technologies Corp.	2,414,997	0.1
3,284	WW Grainger, Inc.	3,461,500	0.1

See Accompanying Notes to Financial Statements

 70

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
18,003	Xylem, Inc.	$2,088,708	0.1
		297,232,639	7.9

	Information Technology: 34.4%
46,304	Accenture PLC - Class A	16,289,284	0.4
32,620 (1)	Adobe, Inc.	14,505,462	0.4
120,255 (1)	Advanced Micro Devices, Inc.	14,525,601	0.4
11,132 (1)	Akamai Technologies, Inc.	1,064,776	0.0
89,340	Amphenol Corp. - Class A	6,204,663	0.2
36,792	Analog Devices, Inc.	7,816,828	0.2
6,480 (1)	ANSYS, Inc.	2,185,898	0.1
1,120,130	Apple, Inc.	280,502,955	7.5
61,091	Applied Materials, Inc.	9,935,229	0.3
76,549 (1)	Arista Networks, Inc.	8,460,961	0.2
15,932 (1)	Autodesk, Inc.	4,709,021	0.1
346,104	Broadcom, Inc.	80,240,751	2.2
8,662	Broadridge Financial Solutions, Inc.	1,958,392	0.1
20,324 (1)	Cadence Design Systems, Inc.	6,106,549	0.2
9,875	CDW Corp.	1,718,645	0.0
295,377	Cisco Systems, Inc.	17,486,318	0.5
36,742	Cognizant Technology Solutions Corp. - Class A	2,825,460	0.1
57,103	Corning, Inc.	2,713,535	0.1
17,245 (1)	Crowdstrike Holdings, Inc. - Class A	5,900,549	0.2
22,762	Dell Technologies, Inc. - Class C	2,623,093	0.1
10,012 (1)	Enphase Energy, Inc.	687,624	0.0
4,203 (1)	EPAM Systems, Inc.	982,745	0.0
4,305 (1)	F5, Inc.	1,082,578	0.0
1,804 (1)	Fair Isaac Corp.	3,591,638	0.1
7,933 (1)	First Solar, Inc.	1,398,112	0.0
47,141 (1)	Fortinet, Inc.	4,453,882	0.1
5,716 (1)	Gartner, Inc.	2,769,230	0.1
40,183	Gen Digital, Inc.	1,100,211	0.0
10,403 (1)	GoDaddy, Inc. - Class A	2,053,240	0.1
96,235	Hewlett Packard Enterprise Co.	2,054,617	0.1
71,415	HP, Inc.	2,330,271	0.1
319,605	Intel Corp.	6,408,080	0.2
68,519	International Business Machines Corp.	15,062,532	0.4
20,771	Intuit, Inc.	13,054,573	0.4
8,362	Jabil, Inc.	1,203,292	0.0
5,406	Jack Henry & Associates, Inc.	947,672	0.0
24,655	Juniper Networks, Inc.	923,330	0.0
12,860 (1)	Keysight Technologies, Inc.	2,065,702	0.1
9,912	KLA Corp.	6,245,749	0.2
95,347	Lam Research Corp.	6,886,914	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
60,742	Mastercard, Inc. - Class A	$31,984,915	0.9
39,794	Microchip Technology, Inc.	2,282,186	0.1
82,161	Micron Technology, Inc.	6,914,670	0.2
550,948	Microsoft Corp.	232,224,582	6.2
3,615	Monolithic Power Systems, Inc.	2,138,995	0.1
12,384	Motorola Solutions, Inc.	5,724,256	0.2
15,175	NetApp, Inc.	1,761,514	0.0
1,817,751	NVIDIA Corp.	244,105,782	6.5
18,834	NXP Semiconductors NV	3,914,647	0.1
31,553 (1)	ON Semiconductor Corp.	1,989,417	0.1
119,100	Oracle Corp.	19,846,824	0.5
151,898 (1)	Palantir Technologies, Inc. - Class A	11,488,046	0.3
48,506 (1)	Palo Alto Networks, Inc.	8,826,152	0.2
23,736	Paychex, Inc.	3,328,262	0.1
3,603	Paycom Software, Inc.	738,507	0.0
74,291 (1)	PayPal Holdings, Inc.	6,340,737	0.2
8,902 (1)	PTC, Inc.	1,636,811	0.0
82,329	Qualcomm, Inc.	12,647,381	0.3
7,946	Roper Technologies, Inc.	4,130,728	0.1
70,843	Salesforce, Inc.	23,684,940	0.6
15,728	Seagate Technology Holdings PLC	1,357,484	0.0
15,265 (1)	ServiceNow, Inc.	16,182,732	0.4
11,835	Skyworks Solutions, Inc.	1,049,528	0.0
37,317 (1)	Super Micro Computer, Inc.	1,137,422	0.0
11,383 (1)	Synopsys, Inc.	5,524,853	0.2
22,169	TE Connectivity PLC	3,169,502	0.1
3,453 (1)	Teledyne Technologies, Inc.	1,602,641	0.0
12,069	Teradyne, Inc.	1,519,728	0.0
67,598	Texas Instruments, Inc.	12,675,301	0.3
18,097 (1)	Trimble, Inc.	1,278,734	0.0
3,172 (1)	Tyler Technologies, Inc.	1,829,102	0.1
6,124 (1)	VeriSign, Inc.	1,267,423	0.0
128,058	Visa, Inc. - Class A	40,471,450	1.1
25,618 (1)	Western Digital Corp.	1,527,601	0.0
15,784 (1)	Workday, Inc. - Class A	4,072,746	0.1
3,822 (1)	Zebra Technologies Corp. - Class A	1,476,133	0.0
		1,284,927,694	34.4

	Materials: 1.9%
16,474	Air Products and Chemicals, Inc.	4,778,119	0.1
8,710 (2)	Albemarle Corp.	749,757	0.0
107,105	Amcor PLC	1,007,858	0.0
5,954	Avery Dennison Corp.	1,114,172	0.0

See Accompanying Notes to Financial Statements

 71

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
22,114	Ball Corp.	$1,219,145	0.0
8,184	Celanese Corp.	566,415	0.0
12,895	CF Industries Holdings, Inc.	1,100,201	0.0
50,931	Corteva, Inc.	2,901,030	0.1
51,879	Dow, Inc.	2,081,904	0.1
30,972	DuPont de Nemours, Inc.	2,361,615	0.1
8,590	Eastman Chemical Co.	784,439	0.0
18,675	Ecolab, Inc.	4,375,926	0.1
9,350	FMC Corp.	454,504	0.0
106,481	Freeport-McMoRan, Inc.	4,054,796	0.1
18,947	International Flavors & Fragrances, Inc.	1,601,969	0.1
25,744	International Paper Co.	1,385,542	0.0
35,285	Linde PLC US	14,772,771	0.4
19,252	LyondellBasell Industries NV - Class A	1,429,846	0.0
4,529	Martin Marietta Materials, Inc.	2,339,229	0.1
23,787	Mosaic Co.	584,684	0.0
84,363	Newmont Corp.	3,139,991	0.1
17,400	Nucor Corp.	2,030,754	0.1
6,608	Packaging Corp. of America	1,487,659	0.0
17,192	PPG Industries, Inc.	2,053,584	0.1
17,170	Sherwin-Williams Co.	5,836,598	0.2
36,618	Smurfit WestRock PLC	1,972,245	0.1
10,492	Steel Dynamics, Inc.	1,196,822	0.0
9,786	Vulcan Materials Co.	2,517,253	0.1
		69,898,828	1.9

	Real Estate: 2.0%
11,526	Alexandria Real Estate Equities, Inc.	1,124,361	0.0
34,628	American Tower Corp.	6,351,122	0.2
10,526	AvalonBay Communities, Inc.	2,315,404	0.1
10,883	Boston Properties, Inc.	809,260	0.0
7,905	Camden Property Trust	917,296	0.0
22,290 (1)	CBRE Group, Inc. - Class A	2,926,454	0.1
32,205	Crown Castle, Inc.	2,922,926	0.1
23,052	Digital Realty Trust, Inc.	4,087,811	0.1
7,112	Equinix, Inc.	6,705,834	0.2
25,300	Equity Residential	1,815,528	0.1
4,762	Essex Property Trust, Inc.	1,359,265	0.0
15,709	Extra Space Storage, Inc.	2,350,066	0.1
5,635	Federal Realty Investment Trust	630,838	0.0
51,831	Healthpeak Properties, Inc.	1,050,614	0.0
51,800	Host Hotels & Resorts, Inc.	907,536	0.0
42,218	Invitation Homes, Inc.	1,349,710	0.0
21,746	Iron Mountain, Inc.	2,285,722	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
49,952	Kimco Realty Corp.	$1,170,375	0.0
8,661	Mid-America Apartment Communities, Inc.	1,338,731	0.0
68,633	Prologis, Inc.	7,254,508	0.2
11,679	Public Storage	3,497,160	0.1
64,856	Realty Income Corp.	3,463,959	0.1
12,105	Regency Centers Corp.	894,923	0.0
7,968	SBA Communications Corp.	1,623,878	0.0
22,727	Simon Property Group, Inc.	3,913,817	0.1
22,250	UDR, Inc.	965,873	0.0
30,946	Ventas, Inc.	1,822,410	0.1
78,118	VICI Properties, Inc.	2,281,827	0.1
43,836	Welltower, Inc.	5,524,651	0.2
53,842	Weyerhaeuser Co.	1,515,652	0.0
		75,177,511	2.0

	Utilities: 2.3%
53,249	AES Corp.	685,315	0.0
19,015	Alliant Energy Corp.	1,124,547	0.0
19,780	Ameren Corp.	1,763,189	0.0
39,465	American Electric Power Co., Inc.	3,639,857	0.1
14,442	American Water Works Co., Inc.	1,797,885	0.1
11,503	Atmos Energy Corp.	1,602,023	0.0
48,295	CenterPoint Energy, Inc.	1,532,400	0.0
22,141	CMS Energy Corp.	1,475,698	0.0
25,670	Consolidated Edison, Inc.	2,290,534	0.1
23,177	Constellation Energy Corp.	5,184,927	0.1
62,247	Dominion Energy, Inc.	3,352,623	0.1
15,347	DTE Energy Co.	1,853,150	0.1
57,243	Duke Energy Corp.	6,167,361	0.2
28,689	Edison International	2,290,530	0.1
31,777	Entergy Corp.	2,409,332	0.1
17,042	Evergy, Inc.	1,048,935	0.0
26,769	Eversource Energy	1,537,344	0.0
74,461	Exelon Corp.	2,802,712	0.1
38,009	FirstEnergy Corp.	1,511,998	0.0
152,386	NextEra Energy, Inc.	10,924,552	0.3
33,594	NiSource, Inc.	1,234,915	0.0
15,011	NRG Energy, Inc.	1,354,292	0.0
162,005	PG&E Corp.	3,269,261	0.1
8,506	Pinnacle West Capital Corp.	721,054	0.0
54,686	PPL Corp.	1,775,107	0.1
36,920	Public Service Enterprise Group, Inc.	3,119,371	0.1
46,937	Sempra Energy	4,117,314	0.1
81,194	Southern Co.	6,683,890	0.2
25,212	Vistra Corp.	3,475,978	0.1
23,443	WEC Energy Group, Inc.	2,204,580	0.1

See Accompanying Notes to Financial Statements

 72

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
42,553	Xcel Energy, Inc.	$2,873,179	0.1
		85,823,853	2.3
	Total Common Stock (Cost $2,547,176,899)	3,690,750,344	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreements: 0.0%
947,320 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $947,552, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $966,266, due 03/27/25-01/01/55)	947,320	0.0
	Total Repurchase Agreements (Cost $947,320)	947,320	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
42,062,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $42,062,000)	$42,062,000	1.2
	Total Short-Term Investments (Cost $43,009,320)	43,009,320	1.2
	Total Investments in Securities (Cost $2,590,186,219)	$3,733,759,664	100.0
	Assets in Excess of Other Liabilities	530,054	0.0
	Net Assets	$3,734,289,718	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

 73

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$3,690,750,344	$—	$—	$3,690,750,344
Short-Term Investments	42,062,000	947,320	—	43,009,320
Total Investments, at fair value	$3,732,812,344	$947,320	$—	$3,733,759,664
Liabilities Table
Other Financial Instruments+
Futures	$(1,406,905)	$—	$—	$(1,406,905)
Total Liabilities	$(1,406,905)	$—	$—	$(1,406,905)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P 500 E-Mini	159	03/21/25	$47,189,213	$(1,406,905)
			$47,189,213	$(1,406,905)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$1,406,905
Total Liability Derivatives		$1,406,905

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$11,752,671
Total	$11,752,671

See Accompanying Notes to Financial Statements

 74

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,778,998)
Total	$(2,778,998)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,591,191,316.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,264,915,988
Gross Unrealized Depreciation	(123,754,545)
Net Unrealized Appreciation	$1,141,161,443

See Accompanying Notes to Financial Statements

 75

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.7%
	Communication Services: 2.7%
10,015 (1)	Advantage Solutions, Inc.	$29,244	0.0
29,097 (1)	AMC Entertainment Holdings, Inc. - Class A	115,806	0.1
2,885 (1)	AMC Networks, Inc. - Class A	28,561	0.0
951 (1)	Anterix, Inc.	29,167	0.0
11,525 (1)	AST SpaceMobile, Inc.	243,178	0.1
5,246 (1)	Atlanta Braves Holdings, Inc. - Class C	200,712	0.1
1,009	ATN International, Inc.	16,961	0.0
2,196 (1)	Bandwidth, Inc. - Class A	37,376	0.0
2,602 (1)	Boston Omaha Corp. - Class A	36,896	0.0
8,280 (1)	Bumble, Inc. - Class A	67,399	0.0
488 (2)	Cable One, Inc.	176,715	0.1
3,633 (1)	Cardlytics, Inc.	13,478	0.0
7,454 (1)	Cargurus, Inc.	272,369	0.1
5,710 (1)	Cars.com, Inc.	98,954	0.1
9,490 (1)	Cinemark Holdings, Inc.	294,000	0.1
31,693 (1)	Clear Channel Outdoor Holdings, Inc.	43,419	0.0
3,780	Cogent Communications Holdings, Inc.	291,325	0.1
124 (1)	Daily Journal Corp.	70,431	0.1
10,491 (1)	EchoStar Corp. - Class A	240,244	0.1
7,519 (1)	Eventbrite, Inc. - Class A	25,264	0.0
2,218 (1)	EverQuote, Inc. - Class A	44,338	0.0
5,364 (1)	EW Scripps Co. - Class A	11,854	0.0
25,429 (1)	fuboTV, Inc.	32,041	0.0
12,427 (1)	Gannett Co., Inc.	62,881	0.0
9,702 (1)	Getty Images Holdings, Inc.	20,956	0.0
62,966 (1)	Globalstar, Inc.	130,340	0.1
5,646 (1)	Gogo, Inc.	45,676	0.0
7,838	Gray Television, Inc.	24,690	0.0
2,251 (1)	Grindr, Inc.	40,158	0.0
1,244 (1)	Ibotta, Inc. - Class A	80,960	0.1
1,403	IDT Corp. - Class B	66,671	0.0
9,304 (1)	iHeartMedia, Inc. - Class A	18,422	0.0
3,784 (1)	IMAX Corp.	96,870	0.1
9,595 (1)	Innovid Corp.	29,649	0.0
6,413 (1)	Integral Ad Science Holding Corp.	66,952	0.0
3,105	John Wiley & Sons, Inc. - Class A	135,720	0.1
14,515 (1)	Liberty Latin America Ltd. - Class C	92,025	0.1
4,387 (1)	Lions Gate Entertainment Corp. - Class A	37,465	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
11,775 (1)	Lions Gate Entertainment Corp. - Class B	$88,901	0.1
86,714 (1)	Lumen Technologies, Inc.	460,451	0.2
3,411 (1)	Madison Square Garden Entertainment Corp.	121,432	0.1
10,822 (1)	Magnite, Inc.	172,286	0.1
2,219	Marcus Corp.	47,708	0.0
2,647 (1)	MediaAlpha, Inc. - Class A	29,885	0.0
6,474 (1)	National CineMedia, Inc.	42,987	0.0
15,749 (1)	Nextdoor Holdings, Inc.	37,325	0.0
2,492 (1)	Ooma, Inc.	35,038	0.0
4,109 (1)	Outbrain, Inc.	29,503	0.0
9,747 (1)	Playstudios, Inc.	18,129	0.0
3,767 (1)	PubMatic, Inc. - Class A	55,337	0.0
4,635 (1)	QuinStreet, Inc.	106,929	0.1
2,126	Scholastic Corp.	45,348	0.0
4,421	Shenandoah Telecommunications Co.	55,749	0.0
2,141	Shutterstock, Inc.	64,979	0.0
2,861	Sinclair, Inc.	46,177	0.0
2,271 (1)(2)	Sphere Entertainment Co.	91,567	0.1
1,695	Spok Holdings, Inc.	27,205	0.0
7,821 (1)	Stagwell, Inc.	51,462	0.0
2,325 (1)	TechTarget, Inc.	46,081	0.0
14,197	TEGNA, Inc.	259,663	0.1
8,459	Telephone and Data Systems, Inc.	288,536	0.1
2,891 (1)	Thryv Holdings, Inc.	42,787	0.0
8,160 (1)	TrueCar, Inc.	30,437	0.0
12,945 (1)	Vimeo, Inc.	82,848	0.1
7,340 (1)(2)	Vivid Seats, Inc. - Class A	33,984	0.0
1,337 (1)	Webtoon Entertainment, Inc.	18,156	0.0
4,864 (1)	WideOpenWest, Inc.	24,125	0.0
5,446 (1)	Yelp, Inc.	210,760	0.1
3,770 (1)	Ziff Davis, Inc.	204,862	0.1
6,432 (1)	ZipRecruiter, Inc. - Class A	46,568	0.0
		6,286,372	2.7
	Consumer Discretionary: 9.4%
2,665 (1)	1-800-Flowers.com, Inc. - Class A	21,773	0.0
4,292 (1)	Abercrombie & Fitch Co. - Class A	641,525	0.3
5,895	Academy Sports & Outdoors, Inc.	339,139	0.2
4,737 (1)	Accel Entertainment, Inc.	50,591	0.0

See Accompanying Notes to Financial Statements

 76

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,433	Acushnet Holdings Corp.	$172,938	0.1
7,418 (1)	Adient PLC	127,812	0.1
3,206 (1)	Adtalem Global Education, Inc.	291,265	0.1
9,576 (1)	American Axle & Manufacturing Holdings, Inc.	55,828	0.0
15,182	American Eagle Outfitters, Inc.	253,084	0.1
1,454 (1)	American Public Education, Inc.	31,363	0.0
530 (1)	America’s Car-Mart, Inc.	27,162	0.0
9,845 (1)	AMMO, Inc.	10,829	0.0
4,522	Arhaus, Inc.	42,507	0.0
7,598	Arko Corp.	50,071	0.0
1,685 (1)	Asbury Automotive Group, Inc.	409,506	0.2
7,131	Atmus Filtration Technologies, Inc.	279,393	0.1
1,989 (1)	Bally’s Corp.	35,583	0.0
12,882 (1)	BARK, Inc.	23,703	0.0
2,574 (1)	Beazer Homes USA, Inc.	70,682	0.0
1,639 (1)	BJ’s Restaurants, Inc.	57,586	0.0
6,564	Bloomin’ Brands, Inc.	80,146	0.0
2,533 (1)	Boot Barn Holdings, Inc.	384,560	0.2
3,763 (1)	Brinker International, Inc.	497,807	0.2
2,690	Buckle, Inc.	136,679	0.1
1,157	Build-A-Bear Workshop, Inc.	53,268	0.0
2,963	Caleres, Inc.	68,623	0.0
4,812	Camping World Holdings, Inc. - Class A	101,437	0.1
1,286	Carriage Services, Inc.	51,247	0.0
714 (1)	Cavco Industries, Inc.	318,608	0.1
2,428	Century Communities, Inc.	178,118	0.1
4,106 (2)	Cheesecake Factory, Inc.	194,789	0.1
9,050 (1)	Chegg, Inc.	14,571	0.0
3,387	Clarus Corp.	15,275	0.0
1,576 (1)	Cooper-Standard Holdings, Inc.	21,371	0.0
11,950 (1)	Coursera, Inc.	101,575	0.1
1,886	Cracker Barrel Old Country Store, Inc.	99,694	0.1
4,226	Cricut, Inc. - Class A	24,088	0.0
11,087	Dana, Inc.	128,166	0.1
2,750 (1)	Dave & Buster’s Entertainment, Inc.	80,272	0.0
4,679 (1)	Denny’s Corp.	28,308	0.0
3,781	Designer Brands, Inc. - Class A	20,191	0.0
5,327 (1)	Despegar.com Corp.	102,545	0.1
1,293	Dine Brands Global, Inc.	38,919	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,234 (1)	Dorman Products, Inc.	$289,415	0.1
2,360 (1)	Dream Finders Homes, Inc. - Class A	54,917	0.0
2,453 (1)	El Pollo Loco Holdings, Inc.	28,308	0.0
2,082	Ethan Allen Interiors, Inc.	58,525	0.0
3,129 (1)	European Wax Center, Inc. - Class A	20,870	0.0
6,830 (1)	Everi Holdings, Inc.	92,273	0.0
8,685 (1)	EVgo, Inc.	35,174	0.0
11,250 (1)	Figs, Inc. - Class A	69,638	0.0
2,661 (1)	First Watch Restaurant Group, Inc.	49,521	0.0
454	Flexsteel Industries, Inc.	24,670	0.0
7,131 (1)	Foot Locker, Inc.	155,171	0.1
3,617 (1)	Fox Factory Holding Corp.	109,487	0.1
6,561 (1)	Frontdoor, Inc.	358,690	0.2
3,938 (1)	Full House Resorts, Inc.	16,067	0.0
2,859 (1)	Funko, Inc. - Class A	38,282	0.0
1,022 (1)	Genesco, Inc.	43,690	0.0
2,733 (1)	Gentherm, Inc.	109,115	0.1
2,035 (1)(2)	GigaCloud Technology, Inc. - Class A	37,688	0.0
3,279 (1)	G-III Apparel Group Ltd.	106,961	0.1
11,210 (1)	Global Business Travel Group I	104,029	0.1
1,796	Golden Entertainment, Inc.	56,754	0.0
24,337 (1)	Goodyear Tire & Rubber Co.	219,033	0.1
12,839 (1)	GoPro, Inc. - Class A	13,995	0.0
279	Graham Holdings Co. - Class B	243,266	0.1
2,715 (1)	Green Brick Partners, Inc.	153,370	0.1
1,132	Group 1 Automotive, Inc.	477,115	0.2
2,058 (1)	Groupon, Inc.	25,005	0.0
5,229 (1)	GrowGeneration Corp.	8,837	0.0
818	Hamilton Beach Brands Holding Co. - Class A	13,767	0.0
30,286 (1)	Hanesbrands, Inc.	246,528	0.1
1,354	Haverty Furniture Cos., Inc.	30,140	0.0
1,970 (1)	Helen of Troy Ltd.	117,865	0.1
6,130 (1)	Hilton Grand Vacations, Inc.	238,763	0.1
434 (1)	Hovnanian Enterprises, Inc. - Class A	58,078	0.0
2,379 (1)	Inspired Entertainment, Inc.	21,530	0.0
2,048	Installed Building Products, Inc.	358,912	0.2

See Accompanying Notes to Financial Statements

 77

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
9,565	International Game Technology PLC	$168,918	0.1
2,559 (1)	iRobot Corp.	19,832	0.0
1,682	Jack in the Box, Inc.	70,038	0.0
797 (1)	JAKKS Pacific, Inc.	22,436	0.0
5,497	KB Home	361,263	0.2
1,938 (1)	KinderCare Learning Cos., Inc.	34,496	0.0
4,655	Kontoor Brands, Inc.	397,584	0.2
7,447	Krispy Kreme, Inc.	73,949	0.0
513 (1)	Kura Sushi USA, Inc. - Class A	46,468	0.0
1,403 (1)	Lands’ End, Inc.	18,435	0.0
1,957 (1)	Landsea Homes Corp.	16,615	0.0
3,643 (1)	Latham Group, Inc.	25,355	0.0
11,288 (1)	Laureate Education, Inc.	206,458	0.1
3,700	La-Z-Boy, Inc.	161,209	0.1
2,121	LCI Industries	219,290	0.1
1,381 (1)	Legacy Housing Corp.	34,083	0.0
15,723 (1)	Leslie’s, Inc.	35,062	0.0
1,817 (1)	LGI Homes, Inc.	162,440	0.1
5,090 (1)	Life Time Group Holdings, Inc.	112,591	0.1
2,659 (1)	Lincoln Educational Services Corp.	42,065	0.0
3,133 (1)	Lindblad Expeditions Holdings, Inc.	37,157	0.0
2,033 (1)	Livewire Group, Inc.	9,779	0.0
1,275 (1)	Lovesac Co.	30,166	0.0
2,260 (1)(2)	Luminar Technologies, Inc.	12,159	0.0
2,269 (1)	M/I Homes, Inc.	301,664	0.1
1,805 (1)	Malibu Boats, Inc. - Class A	67,850	0.0
1,918 (1)	MarineMax, Inc.	55,526	0.0
1,723 (1)	MasterCraft Boat Holdings, Inc.	32,858	0.0
3,058	Meritage Homes Corp.	470,382	0.2
8,269 (1)	Mister Car Wash, Inc.	60,281	0.0
4,401 (1)	Modine Manufacturing Co.	510,208	0.2
1,126	Monarch Casino & Resort, Inc.	88,841	0.0
2,613	Monro, Inc.	64,802	0.0
1,339	Movado Group, Inc.	26,352	0.0
6,834 (1)	National Vision Holdings, Inc.	71,210	0.0
2,902 (1)	ODP Corp.	65,991	0.0
8,825	OneSpaWorld Holdings Ltd.	175,617	0.1
1,152 (1)	OneWater Marine, Inc. - Class A	20,022	0.0
3,979 (1)(2)	Overstock.com, Inc.	19,616	0.0
1,234	Oxford Industries, Inc.	97,215	0.1
2,823	Papa John’s International, Inc.	115,941	0.1
2,757	Patrick Industries, Inc.	229,052	0.1
29,637 (1)	Peloton Interactive, Inc. - Class A	257,842	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
5,721	Perdoceo Education Corp.	$151,435	0.1
7,358 (1)	Petco Health & Wellness Co., Inc.	28,034	0.0
3,601	Phinia, Inc.	173,460	0.1
3,274 (1)	PlayAGS, Inc.	37,749	0.0
4,673 (1)(2)	Portillo’s, Inc. - Class A	43,926	0.0
2,658 (1)	Potbelly Corp.	25,038	0.0
799	RCI Hospitality Holdings, Inc.	45,919	0.0
8,548 (1)	RealReal, Inc.	93,430	0.0
4,141	Red Rock Resorts, Inc. - Class A	191,480	0.1
4,569	Rent-A-Center, Inc.	133,278	0.1
4,896 (1)	Revelyst, Inc.	94,150	0.1
3,307 (1)	Revolve Group, Inc.	110,751	0.1
738	Rocky Brands, Inc.	16,826	0.0
6,542 (1)	Rush Street Interactive, Inc.	89,756	0.0
8,935 (1)	Sally Beauty Holdings, Inc.	93,371	0.0
2,305 (1)	Savers Value Village, Inc.	23,626	0.0
2,769 (1)	SeaWorld Entertainment, Inc.	155,590	0.1
3,247 (1)	Shake Shack, Inc. - Class A	421,461	0.2
1,585	Shoe Carnival, Inc.	52,432	0.0
3,608	Signet Jewelers Ltd.	291,202	0.1
7,888	Six Flags Entertainment Corp.	380,123	0.2
4,577 (1)	Skyline Champion Corp.	403,234	0.2
1,914 (1)	Sleep Number Corp.	29,169	0.0
4,145	Smith & Wesson Brands, Inc.	41,885	0.0
14,131 (1)(2)	Solid Power, Inc.	26,708	0.0
1,292	Sonic Automotive, Inc. - Class A	81,848	0.0
10,500 (1)	Sonos, Inc.	157,920	0.1
1,917	Standard Motor Products, Inc.	59,389	0.0
6,092	Steven Madden Ltd.	259,032	0.1
7,888 (1)	Stitch Fix, Inc. - Class A	33,997	0.0
2,690 (1)	Stoneridge, Inc.	16,866	0.0
1,898	Strategic Education, Inc.	177,311	0.1
3,612 (1)	Stride, Inc.	375,395	0.2
1,559	Sturm Ruger & Co., Inc.	55,142	0.0
13,350	Super Group SGHC Ltd.	83,170	0.0
1,314	Superior Group of Cos., Inc.	21,720	0.0
8,482 (1)	Sweetgreen, Inc. - Class A	271,933	0.1
2,908 (1)	Target Hospitality Corp.	28,106	0.0

See Accompanying Notes to Financial Statements

 78

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
8,663 (1)	Taylor Morrison Home Corp.	$530,262	0.2
7,979 (1)	ThredUp, Inc. - Class A	11,091	0.0
12,310 (1)	Topgolf Callaway Brands Corp.	96,757	0.1
7,900 (1)	Tri Pointe Homes, Inc.	286,454	0.1
8,517 (1)	Udemy, Inc.	70,095	0.0
3,478 (1)	Universal Technical Institute, Inc.	89,419	0.0
5,436 (1)	Urban Outfitters, Inc.	298,328	0.1
6,752 (1)	Victoria’s Secret & Co.	279,668	0.1
2,299 (1)	Visteon Corp.	203,967	0.1
7,529 (1)	Warby Parker, Inc. - Class A	182,277	0.1
254	Winmark Corp.	99,840	0.1
2,421	Winnebago Industries, Inc.	115,675	0.1
6,804	Wolverine World Wide, Inc.	151,049	0.1
2,208 (1)	XPEL, Inc.	88,188	0.0
2,093 (1)	Xponential Fitness, Inc. - Class A	28,151	0.0
1,486 (1)	Zumiez, Inc.	28,487	0.0
		22,202,734	9.4
	Consumer Staples: 2.7%
2,812	Andersons, Inc.	113,942	0.1
6,747 (2)	B&G Foods, Inc.	46,487	0.0
7,699 (1)	Beauty Health Co.	12,241	0.0
5,077 (1)(2)	Beyond Meat, Inc.	19,090	0.0
4,689 (1)	BRC, Inc. - Class A	14,864	0.0
1,477	Calavo Growers, Inc.	37,663	0.0
3,477	Cal-Maine Foods, Inc.	357,853	0.2
5,422 (1)	Central Garden & Pet Co. - Class A	179,197	0.1
3,023 (1)	Chefs’ Warehouse, Inc.	149,094	0.1
6,547	Dole PLC	88,646	0.0
4,046	Edgewell Personal Care Co.	135,946	0.1
6,110	Energizer Holdings, Inc.	213,178	0.1
3,059	Fresh Del Monte Produce, Inc.	101,589	0.1
7,848 (1)	Hain Celestial Group, Inc.	48,265	0.0
8,562 (1)	Herbalife Ltd.	57,280	0.0
4,492 (1)	HF Foods Group, Inc.	14,419	0.0
7,001 (1)	Honest Co., Inc.	48,517	0.0
1,283	Ingles Markets, Inc. - Class A	82,677	0.0
1,552	Inter Parfums, Inc.	204,104	0.1
1,872 (1)	Ispire Technology, Inc.	9,416	0.0
1,313	J & J Snack Foods Corp.	203,686	0.1
807	John B Sanfilippo & Son, Inc.	70,298	0.0
1,674	Lancaster Colony Corp.	289,836	0.1
1,644	Limoneira Co.	40,212	0.0
3,099 (1)	Mama’s Creations, Inc.	24,668	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
995 (1)	Medifast, Inc.	$17,532	0.0
1,202	MGP Ingredients, Inc.	47,323	0.0
3,979 (1)	Mission Produce, Inc.	57,178	0.0
2,110	National Beverage Corp.	90,034	0.0
852	Natural Grocers by Vitamin Cottage, Inc.	33,841	0.0
1,377 (1)	Nature’s Sunshine Products, Inc.	20,187	0.0
4,273	Nu Skin Enterprises, Inc. - Class A	29,441	0.0
472	Oil-Dri Corp. of America	41,366	0.0
12,438 (1)	Olaplex Holdings, Inc.	21,518	0.0
2,165	PriceSmart, Inc.	199,548	0.1
13,480	Primo Brands Corp. - Class A	414,780	0.2
485 (1)	Seneca Foods Corp. - Class A	38,441	0.0
7,807 (1)	Simply Good Foods Co.	304,317	0.1
3,147	SpartanNash Co.	57,653	0.0
8,599 (1)	Sprouts Farmers Market, Inc.	1,092,675	0.5
8,067 (1)	SunOpta, Inc.	62,116	0.0
4,093 (1)	TreeHouse Foods, Inc.	143,787	0.1
1,536	Turning Point Brands, Inc.	92,314	0.0
5,097 (1)	United Natural Foods, Inc.	139,199	0.1
2,163	Universal Corp.	118,619	0.1
1,044 (1)	USANA Health Sciences, Inc.	37,469	0.0
5,707	Utz Brands, Inc.	89,372	0.0
11,007 (1)	Veru, Inc.	7,160	0.0
1,010	Village Super Market, Inc. - Class A	32,209	0.0
3,399 (1)	Vita Coco Co., Inc.	125,457	0.1
2,803 (1)	Vital Farms, Inc.	105,645	0.1
1,164	WD-40 Co.	282,480	0.1
1,484	Weis Markets, Inc.	100,496	0.0
3,281 (1)(2)	Westrock Coffee Co.	21,064	0.0
5,671	WK Kellogg Co.	102,021	0.1
		6,488,410	2.7
	Energy: 5.0%
3,131 (1)	Aemetis, Inc.	8,422	0.0
4,202 (1)	Amplify Energy Corp.	25,212	0.0
14,426	Archrock, Inc.	359,063	0.2
3,494	Ardmore Shipping Corp.	42,452	0.0
5,951 (2)	Atlas Energy Solutions, Inc.	131,993	0.1
7,013	Berry Corp.	28,964	0.0
20,765	Borr Drilling Ltd.	80,984	0.0
2,273 (1)	Bristow Group, Inc.	77,964	0.0
5,666	Cactus, Inc. - Class A	330,668	0.2
5,924	California Resources Corp.	307,396	0.1

See Accompanying Notes to Financial Statements

 79

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
1,213 (1)	Centrus Energy Corp. - Class A	$80,798	0.0
16,306	ChampionX Corp.	443,360	0.2
15,349 (1)	Clean Energy Fuels Corp.	38,526	0.0
12,524 (1)	CNX Resources Corp.	459,255	0.2
7,974 (1)(2)	Comstock Resources, Inc.	145,286	0.1
2,491	CONSOL Energy, Inc.	265,740	0.1
4,308	Core Laboratories, Inc.	74,571	0.0
13,810	Crescent Energy Co. - Class A	201,764	0.1
2,899	CVR Energy, Inc.	54,327	0.0
5,421	Delek US Holdings, Inc.	100,289	0.1
11,683	DHT Holdings, Inc.	108,535	0.1
4,038	Diversified Energy Co. PLC	67,838	0.0
1,925 (1)	DMC Global, Inc.	14,149	0.0
3,175	Dorian LPG Ltd.	77,375	0.0
16,077 (1)	Encore Energy Corp.	54,823	0.0
15,988 (1)(2)	Energy Fuels, Inc./ Canada	82,018	0.0
1,582	Excelerate Energy, Inc. - Class A	47,856	0.0
8,264 (1)	Expro Group Holdings NV	103,052	0.1
2,738 (2)	FLEX LNG Ltd.	62,810	0.0
8,477	Golar LNG Ltd.	358,747	0.2
5,551	Granite Ridge Resources, Inc.	35,859	0.0
5,624 (1)	Green Plains, Inc.	53,316	0.0
1,103 (1)	Gulfport Energy Corp.	203,173	0.1
2,248 (1)	Hallador Energy Co.	25,740	0.0
12,557 (1)	Helix Energy Solutions Group, Inc.	117,031	0.1
8,333	Helmerich & Payne, Inc.	266,823	0.1
1,524	HighPeak Energy, Inc.	22,403	0.0
3,265 (1)	Innovex International, Inc.	45,612	0.0
3,495	International Seaways, Inc.	125,610	0.1
3,302	Kinetik Holdings, Inc.	187,256	0.1
2,050	Kodiak Gas Services, Inc.	83,701	0.0
40,382 (1)	Kosmos Energy Ltd.	138,106	0.1
13,587	Liberty Energy, Inc.	270,245	0.1
14,701	Magnolia Oil & Gas Corp. - Class A	343,709	0.2
12,217	Murphy Oil Corp.	369,686	0.2
800 (1)	Nabors Industries Ltd.	45,736	0.0
1,164 (1)	Natural Gas Services Group, Inc.	31,195	0.0
7,963 (1)	Newpark Resources, Inc.	61,076	0.0
10,077 (1)	NextDecade Corp.	77,694	0.0
11,775	Noble Corp. PLC	369,735	0.2
18,057	Nordic American Tankers Ltd.	45,143	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
8,393	Northern Oil and Gas, Inc.	$311,884	0.1
8,820 (1)	Oceaneering International, Inc.	230,026	0.1
6,346 (1)	Oil States International, Inc.	32,111	0.0
4,728 (1)	Par Pacific Holdings, Inc.	77,492	0.0
33,195	Patterson-UTI Energy, Inc.	274,191	0.1
8,613	PBF Energy, Inc. - Class A	228,675	0.1
10,840	Peabody Energy Corp.	226,990	0.1
2,217 (1)(2)	ProFrac Holding Corp. - Class A	17,204	0.0
8,039 (1)	ProPetro Holding Corp.	75,004	0.0
1,409 (1)	REX American Resources Corp.	58,741	0.0
1,075	Riley Exploration Permian, Inc.	34,314	0.0
15,548 (1)	Ring Energy, Inc.	21,145	0.0
8,071	RPC, Inc.	47,942	0.0
4,379 (1)	Sable Offshore Corp.	100,279	0.1
3,330	SandRidge Energy, Inc.	38,994	0.0
3,785	Scorpio Tankers, Inc.	188,077	0.1
2,623 (1)	SEACOR Marine Holdings, Inc.	17,207	0.0
5,900 (1)	Seadrill Ltd.	229,687	0.1
8,138	Select Water Solutions, Inc.	107,747	0.1
10,390	SFL Corp. Ltd.	106,186	0.1
6,960	Sitio Royalties Corp. - Class A	133,493	0.1
9,724	SM Energy Co.	376,902	0.2
2,330	Solaris Oilfield Infrastructure, Inc. - Class A	67,057	0.0
12,759 (1)	Talos Energy, Inc.	123,890	0.1
5,309	Teekay Corp. Ltd.	36,791	0.0
2,046	Teekay Tankers Ltd. - Class A	81,410	0.0
12,049 (1)	TETRA Technologies, Inc.	43,135	0.0
4,182 (1)	Tidewater, Inc.	228,797	0.1
62,658 (1)	Transocean Ltd.	234,968	0.1
34,311 (1)	Uranium Energy Corp.	229,541	0.1
30,722 (1)	Ur-Energy, Inc.	35,330	0.0
9,632	VAALCO Energy, Inc.	42,092	0.0
5,189 (1)	Valaris Ltd.	229,561	0.1
2,402 (1)(2)	Vital Energy, Inc.	74,270	0.0
2,369	Vitesse Energy, Inc.	59,225	0.0
9,447	W&T Offshore, Inc.	15,682	0.0
4,833	World Fuel Services Corp.	132,956	0.1
		11,722,082	5.0
	Financials: 17.7%
1,710	1st Source Corp.	99,830	0.1
859	ACNB Corp.	34,214	0.0

See Accompanying Notes to Financial Statements

 80

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,281	Alerus Financial Corp.	$43,886	0.0
3,400 (1)	AlTi Global, Inc.	14,994	0.0
1,700	Amalgamated Financial Corp.	56,899	0.0
1,540	A-Mark Precious Metals, Inc.	42,196	0.0
3,870 (1)	Ambac Financial Group, Inc.	48,955	0.0
2,721	Amerant Bancorp, Inc.	60,978	0.0
2,256 (1)	American Coastal Insurance Corp.	30,366	0.0
5,547	Ameris Bancorp	347,076	0.2
1,725	AMERISAFE, Inc.	88,907	0.0
12,724	Apollo Commercial Real Estate Finance, Inc.	110,190	0.1
15,844 (2)	Arbor Realty Trust, Inc.	219,439	0.1
5,518	Ares Commercial Real Estate Corp.	32,501	0.0
3,981 (2)	ARMOUR Residential REIT, Inc.	75,082	0.0
1,870	Arrow Financial Corp.	53,688	0.0
5,330	Artisan Partners Asset Management, Inc. - Class A	229,456	0.1
13,331	Associated Banc-Corp.	318,611	0.1
7,420	Atlantic Union Bankshares Corp.	281,070	0.1
14,924 (1)	AvidXchange Holdings, Inc.	154,314	0.1
4,651 (1)	Axos Financial, Inc.	324,872	0.1
2,024 (2)	B Riley Financial, Inc.	9,290	0.0
11,764	Banc of California, Inc.	181,871	0.1
1,730	BancFirst Corp.	202,721	0.1
2,451	Banco Latinoamericano de Comercio Exterior SA - Class E	87,182	0.0
4,035 (1)	Bancorp, Inc.	212,362	0.1
946	Bank First Corp.	93,739	0.1
3,330	Bank of Hawaii Corp.	237,229	0.1
3,802	Bank of NT Butterfield & Son Ltd.	138,963	0.1
6,317	BankUnited, Inc.	241,120	0.1
2,959	Banner Corp.	197,572	0.1
1,629	Bar Harbor Bankshares	49,815	0.0
3,867	Berkshire Hills Bancorp, Inc.	109,939	0.1
31,268	BGC Group, Inc. - Class A	283,288	0.1
14,825 (2)	Blackstone Mortgage Trust, Inc. - Class A	258,103	0.1
3,011 (1)	Blue Foundry Bancorp	29,538	0.0
4,273	Bread Financial Holdings, Inc.	260,909	0.1
2,529 (1)	Bridgewater Bancshares, Inc.	34,167	0.0
2,498	Brightsphere Investment Group, Inc.	65,797	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
12,443	BrightSpire Capital, Inc.	$70,179	0.0
7,678	Brookline Bancorp, Inc.	90,600	0.0
5,663 (1)	BRP Group, Inc. - Class A	219,498	0.1
17,524	Burford Capital Ltd.	223,431	0.1
1,225	Burke & Herbert Financial Services Corp.	76,391	0.0
2,493	Business First Bancshares, Inc.	64,070	0.0
2,937	Byline Bancorp, Inc.	85,173	0.0
15,244	Cadence Bank	525,156	0.2
1,479	Camden National Corp.	63,212	0.0
4,944	Cannae Holdings, Inc.	98,188	0.1
5,342 (1)	Cantaloupe, Inc.	50,802	0.0
1,605	Capital City Bank Group, Inc.	58,823	0.0
11,273	Capitol Federal Financial, Inc.	66,623	0.0
2,495 (1)	Carter Bankshares, Inc.	43,887	0.0
1,350	Cass Information Systems, Inc.	55,229	0.0
5,965	Cathay General Bancorp	283,994	0.1
2,443	Central Pacific Financial Corp.	70,969	0.0
7,280	Chimera Investment Corp.	101,920	0.1
761	ChoiceOne Financial Services, Inc.	27,122	0.0
1,820	Citizens & Northern Corp.	33,852	0.0
452	Citizens Financial Services, Inc.	28,616	0.0
1,311	City Holding Co.	155,327	0.1
1,717	Civista Bancshares, Inc.	36,126	0.0
8,295	Claros Mortgage Trust, Inc.	37,493	0.0
2,317	CNB Financial Corp.	57,601	0.0
8,970	CNO Financial Group, Inc.	333,774	0.2
1,045 (1)	Coastal Financial Corp.	88,731	0.0
2,348	Cohen & Steers, Inc.	216,814	0.1
3,360 (1)	Columbia Financial, Inc.	53,122	0.0
4,514	Community Bank System, Inc.	278,424	0.1
1,603	Community Trust Bancorp, Inc.	85,007	0.0
1,883	Community West Bancshares	36,474	0.0
6,010	Compass Diversified Holdings	138,711	0.1
3,337	ConnectOne Bancorp, Inc.	76,451	0.0

See Accompanying Notes to Financial Statements

 81

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,198 (1)	CrossFirst Bankshares, Inc.	$63,600	0.0
2,551 (1)	Customers Bancorp, Inc.	124,183	0.1
11,241	CVB Financial Corp.	240,670	0.1
283	Diamond Hill Investment Group, Inc.	43,893	0.0
3,136	Dime Community Bancshares, Inc.	96,385	0.1
2,234 (1)	Donnelley Financial Solutions, Inc.	140,139	0.1
6,013 (2)	Dynex Capital, Inc.	76,064	0.0
2,584	Eagle Bancorp, Inc.	67,262	0.0
16,400	Eastern Bankshares, Inc.	282,900	0.1
7,408 (2)	Ellington Financial, Inc.	89,785	0.0
2,291	Employers Holdings, Inc.	117,368	0.1
2,541	Enact Holdings, Inc.	82,278	0.0
2,112 (1)	Encore Capital Group, Inc.	100,890	0.1
2,229 (1)	Enova International, Inc.	213,717	0.1
1,060 (1)	Enstar Group Ltd.	341,373	0.2
1,086	Enterprise Bancorp, Inc.	42,940	0.0
3,317	Enterprise Financial Services Corp.	187,079	0.1
1,489	Equity Bancshares, Inc. - Class A	63,163	0.0
710	Esquire Financial Holdings, Inc.	56,445	0.0
8,804	Essent Group Ltd.	479,290	0.2
1,732	F&G Annuities & Life, Inc.	71,774	0.0
1,343	Farmers & Merchants Bancorp, Inc./Archbold OH	39,551	0.0
4,002	Farmers National Banc Corp.	56,908	0.0
3,179	FB Financial Corp.	163,750	0.1
793	Federal Agricultural Mortgage Corp. - Class C	156,181	0.1
4,499	Fidelis Insurance Holdings Ltd.	81,567	0.0
571	Fidelity D&D Bancorp, Inc.	27,865	0.0
1,606	Financial Institutions, Inc.	43,828	0.0
1,546	First Bancorp, Inc.	42,283	0.0
13,707	First BanCorp/Puerto Rico	254,813	0.1
3,558	First Bancorp/Southern Pines NC	156,445	0.1
2,798	First Bancshares, Inc.	97,930	0.1
4,722	First Busey Corp.	111,298	0.1
8,969	First Commonwealth Financial Corp.	151,755	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,822	First Community Bankshares, Inc.	$75,868	0.0
8,176	First Financial Bancorp	219,771	0.1
11,187	First Financial Bankshares, Inc.	403,291	0.2
1,228	First Financial Corp.	56,721	0.0
5,630	First Foundation, Inc.	34,962	0.0
6,687	First Interstate BancSystem, Inc. - Class A	217,127	0.1
5,026	First Merchants Corp.	200,487	0.1
2,337	First Mid Bancshares, Inc.	86,048	0.0
3,304	FirstCash Holdings, Inc.	342,294	0.2
1,831	Five Star Bancorp	55,095	0.0
2,682	Flushing Financial Corp.	38,299	0.0
10,414 (1)	Flywire Corp.	214,737	0.1
10,881 (1)	Forge Global Holdings, Inc.	10,129	0.0
8,249	Franklin BSP Realty Trust, Inc.	103,442	0.1
15,244	Fulton Financial Corp.	293,904	0.1
4,155	GCM Grosvenor, Inc. - Class A	50,982	0.0
36,880 (1)	Genworth Financial, Inc. - Class A	257,791	0.1
2,734	German American Bancorp, Inc.	109,961	0.1
9,700	Glacier Bancorp, Inc.	487,134	0.2
1,937 (1)	Goosehead Insurance, Inc. - Class A	207,685	0.1
975	Great Southern Bancorp, Inc.	58,208	0.0
4,800 (1)	Green Dot Corp. - Class A	51,072	0.0
811	Greene County Bancorp, Inc.	22,481	0.0
3,185 (1)	Greenlight Capital Re Ltd. - Class A	44,590	0.0
3,406 (1)	Hamilton Insurance Group Ltd. - Class B	64,816	0.0
3,262	Hamilton Lane, Inc. - Class A	482,939	0.2
7,278	Hancock Whitney Corp.	398,252	0.2
2,839	Hanmi Financial Corp.	67,057	0.0
9,628	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	258,319	0.1
4,051	HarborOne Bancorp, Inc.	47,923	0.0
718	HCI Group, Inc.	83,669	0.0
3,670	Heartland Financial USA, Inc.	224,989	0.1
6,073	Heritage Commerce Corp.	56,965	0.0

See Accompanying Notes to Financial Statements

 82

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,311	Heritage Financial Corp.	$81,120	0.0
2,014 (1)	Heritage Insurance Holdings, Inc.	24,369	0.0
3,936	Hilltop Holdings, Inc.	112,688	0.1
155 (2)	Hingham Institution For Savings The	39,392	0.0
1,734 (1)	Hippo Holdings, Inc.	46,419	0.0
808	Home Bancorp, Inc.	37,338	0.0
15,577	Home BancShares, Inc.	440,829	0.2
1,698 (1)	HomeStreet, Inc.	19,391	0.0
1,623	HomeTrust Bancshares, Inc.	54,663	0.0
10,022	Hope Bancorp, Inc.	123,170	0.1
3,583	Horace Mann Educators Corp.	140,561	0.1
4,282	Horizon Bancorp, Inc.	68,983	0.0
3,655	Independent Bank Corp.	234,614	0.1
1,999	Independent Bank Corp. Michigan	69,625	0.0
3,125	Independent Bank Group, Inc.	189,594	0.1
4,600	International Bancshares Corp.	290,536	0.1
2,858 (1)	International Money Express, Inc.	59,532	0.0
4,462 (2)	Invesco Mortgage Capital, Inc.	35,919	0.0
137	Investors Title Co.	32,436	0.0
6,423	Jackson Financial, Inc. - Class A	559,315	0.2
3,039	James River Group Holdings Ltd.	14,800	0.0
1,355	John Marshall Bancorp, Inc.	27,208	0.0
5,252	Kearny Financial Corp.	37,184	0.0
5,694	KKR Real Estate Finance Trust, Inc.	57,509	0.0
10,614	Ladder Capital Corp.	118,771	0.1
2,203	Lakeland Financial Corp.	151,478	0.1
4,430 (1)	Lemonade, Inc.	162,492	0.1
9,453 (1)	LendingClub Corp.	153,044	0.1
866 (1)	LendingTree, Inc.	33,558	0.0
3,018	Live Oak Bancshares, Inc.	119,362	0.1
9,676 (1)	Maiden Holdings Ltd.	16,352	0.0
39,930 (1)	Marqeta, Inc. - Class A	151,335	0.1
4,051	MBIA, Inc.	26,169	0.0
1,573	Mercantile Bank Corp.	69,983	0.0
1,599	Merchants Bancorp	58,316	0.0
2,322	Mercury General Corp.	154,367	0.1
1,988	Metrocity Bankshares, Inc.	63,517	0.0
950 (1)	Metropolitan Bank Holding Corp.	55,480	0.0
9,259	MFA Financial, Inc.	94,349	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,579	Mid Penn Bancorp, Inc.	$45,538	0.0
844	Middlefield Banc Corp.	23,674	0.0
2,037	Midland States Bancorp, Inc.	49,703	0.0
1,553	MidWestOne Financial Group, Inc.	45,223	0.0
6,015	Moelis & Co. - Class A	444,388	0.2
737 (1)	Moneylion, Inc.	63,389	0.0
5,374 (1)	Mr Cooper Group, Inc.	515,958	0.2
1,486	MVB Financial Corp.	30,760	0.0
3,238	National Bank Holdings Corp. - Class A	139,428	0.1
6,826	Navient Corp.	90,718	0.0
3,769 (1)	NB Bancorp, Inc.	68,068	0.0
4,051	NBT Bancorp, Inc.	193,476	0.1
1,293	Nelnet, Inc. - Class A	138,105	0.1
3,233 (1)	NerdWallet, Inc. - Class A	42,999	0.0
21,784 (2)	New York Community Bancorp, Inc.	203,245	0.1
9,092	New York Mortgage Trust, Inc.	55,098	0.0
2,274	NewtekOne, Inc.	29,039	0.0
1,229	Nicolet Bankshares, Inc.	128,934	0.1
6,740 (1)	NMI Holdings, Inc. - Class A	247,762	0.1
611	Northeast Bank	56,047	0.0
3,913	Northfield Bancorp, Inc.	45,469	0.0
531	Northrim BanCorp, Inc.	41,386	0.0
11,128	Northwest Bancshares, Inc.	146,778	0.1
935	Norwood Financial Corp.	25,437	0.0
5,155	OceanFirst Financial Corp.	93,306	0.0
3,952	OFG Bancorp	167,249	0.1
26,200	Old National Bancorp	568,671	0.3
4,017	Old Second Bancorp, Inc.	71,422	0.0
9,241 (1)	Open Lending Corp.	55,169	0.0
1,673	OppFi, Inc.	12,815	0.0
531	Orange County Bancorp, Inc.	29,508	0.0
6,027 (2)	Orchid Island Capital, Inc.	46,890	0.0
2,802	Origin Bancorp, Inc.	93,279	0.0
1,766	Orrstown Financial Services, Inc.	64,653	0.0
16,731 (1)	Oscar Health, Inc. - Class A	224,865	0.1
3,668	P10, Inc. - Class A	46,253	0.0
8,199	Pacific Premier Bancorp, Inc.	204,319	0.1
16,029 (1)	Pagseguro Digital Ltd. - Class A	100,342	0.1
2,127 (1)	Palomar Holdings, Inc.	224,590	0.1
1,259	Park National Corp.	215,830	0.1

See Accompanying Notes to Financial Statements

 83

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,155	Pathward Financial, Inc.	$158,565	0.1
4,734	Patria Investments Ltd. - Class A	55,056	0.0
24,300 (1)	Payoneer Global, Inc.	243,972	0.1
2,841 (1)	Paysafe Ltd.	48,581	0.0
1,616	Peapack-Gladstone Financial Corp.	51,793	0.0
2,274	PennyMac Financial Services, Inc.	232,266	0.1
7,696	PennyMac Mortgage Investment Trust	96,893	0.1
3,170	Peoples Bancorp, Inc.	100,457	0.1
984	Peoples Financial Services Corp.	50,361	0.0
4,473	Perella Weinberg Partners	106,636	0.1
1,481	Piper Sandler Cos.	444,226	0.2
1,986	PJT Partners, Inc. - Class A	313,411	0.1
658	Plumas Bancorp	31,097	0.0
3,462 (1)	PRA Group, Inc.	72,321	0.0
1,150	Preferred Bank/Los Angeles CA	99,337	0.1
3,357	Premier Financial Corp.	85,838	0.0
1,782 (1)	Priority Technology Holdings, Inc.	20,939	0.0
4,563 (1)	ProAssurance Corp.	72,597	0.0
3,557	PROG Holdings, Inc.	150,319	0.1
10,869	Provident Financial Services, Inc.	205,098	0.1
1,476	QCR Holdings, Inc.	119,025	0.1
12,939	Radian Group, Inc.	410,425	0.2
14,430 (2)	Ready Capital Corp.	98,413	0.1
624	Red River Bancshares, Inc.	33,684	0.0
12,351	Redwood Trust, Inc.	80,652	0.0
877	Regional Management Corp.	29,800	0.0
12,643 (1)	Remitly Global, Inc.	285,353	0.1
5,312	Renasant Corp.	189,904	0.1
955	Republic Bancorp, Inc. - Class A	66,726	0.0
744 (1)	Root, Inc. - Class A	54,007	0.0
3,442	S&T Bancorp, Inc.	131,553	0.1
1,363	Safety Insurance Group, Inc.	112,311	0.1
3,744	Sandy Spring Bancorp, Inc.	126,210	0.1
7,354	Seacoast Banking Corp. of Florida	202,456	0.1
5,210	Selective Insurance Group, Inc.	487,239	0.2
11,753 (1)	Selectquote, Inc.	43,721	0.0
4,374	ServisFirst Bancshares, Inc.	370,653	0.2
201 (1)	Sezzle, Inc.	51,416	0.0
724	Shore Bancshares, Inc.	11,475	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,216	Sierra Bancorp	$35,167	0.0
10,584	Simmons First National Corp. - Class A	234,753	0.1
8,572 (1)	SiriusPoint Ltd.	140,495	0.1
3,245 (1)	Skyward Specialty Insurance Group, Inc.	164,002	0.1
1,713	SmartFinancial, Inc.	53,069	0.0
1,371	South Plains Financial, Inc.	47,642	0.0
897 (1)	Southern First Bancshares, Inc.	35,656	0.0
969	Southern Missouri Bancorp, Inc.	55,592	0.0
2,774	Southside Bancshares, Inc.	88,102	0.0
6,365	SouthState Corp.	633,190	0.3
4,563	Stellar Bancorp, Inc.	129,361	0.1
5,318	StepStone Group, Inc. - Class A	307,806	0.1
2,340	Stewart Information Services Corp.	157,927	0.1
2,249	Stock Yards Bancorp, Inc.	161,051	0.1
24,462 (1)	StoneCo Ltd. - Class A	194,962	0.1
2,349 (1)	StoneX Group, Inc.	230,132	0.1
3,938 (1)	Texas Capital Bancshares, Inc.	307,952	0.1
1,150 (1)	Third Coast Bancshares, Inc.	39,043	0.0
2,553	Tiptree, Inc.	53,256	0.0
1,189	Tompkins Financial Corp.	80,650	0.0
6,152	Towne Bank/ Portsmouth VA	209,537	0.1
5,674	TPG RE Finance Trust, Inc.	48,229	0.0
2,942	TriCo Bancshares	128,565	0.1
1,914 (1)	Triumph Financial, Inc.	173,944	0.1
2,832 (1)	Trupanion, Inc.	136,502	0.1
1,951	TrustCo Bank Corp. NY	64,988	0.0
5,299	Trustmark Corp.	187,426	0.1
8,968	Two Harbors Investment Corp.	106,091	0.1
3,766	UMB Financial Corp.	425,031	0.2
11,135	United Bankshares, Inc.	418,119	0.2
10,190	United Community Banks, Inc.	329,239	0.1
1,966	United Fire Group, Inc.	55,933	0.0
2,278	Universal Insurance Holdings, Inc.	47,975	0.0
2,872	Univest Financial Corp.	84,753	0.0
6,598 (1)	Upstart Holdings, Inc.	406,239	0.2
39,560	Valley National Bancorp	358,414	0.2
4,579	Veritex Holdings, Inc.	124,366	0.1
3,525	Victory Capital Holdings, Inc. - Class A	230,747	0.1

See Accompanying Notes to Financial Statements

 84

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
593	Virtus Investment Partners, Inc.	$130,804	0.1
2,742	Walker & Dunlop, Inc.	266,550	0.1
5,680	Washington Federal, Inc.	183,123	0.1
1,622	Washington Trust Bancorp, Inc.	50,850	0.0
2,144	Waterstone Financial, Inc.	28,815	0.0
4,963	WesBanco, Inc.	161,496	0.1
1,938	West BanCorp, Inc.	41,958	0.0
2,300	Westamerica BanCorp	120,658	0.1
12,038	WisdomTree, Inc.	126,399	0.1
352 (1)	World Acceptance Corp.	39,579	0.0
5,039	WSFS Financial Corp.	267,722	0.1
		41,949,496	17.7
	Health Care: 15.8%
4,471 (1)	2seventy bio, Inc.	13,145	0.0
4,377 (1)	4D Molecular Therapeutics, Inc.	24,380	0.0
7,332 (1)	89bio, Inc.	57,336	0.0
7,146 (1)	Absci Corp.	18,723	0.0
10,289 (1)	ACADIA Pharmaceuticals, Inc.	188,803	0.1
6,613 (1)	Accolade, Inc.	22,616	0.0
9,212 (1)	Accuray, Inc.	18,240	0.0
6,475 (1)	ACELYRIN, Inc.	20,331	0.0
3,687 (1)	Achieve Life Sciences, Inc.	12,978	0.0
8,874 (1)	AdaptHealth Corp.	84,480	0.0
10,181 (1)	Adaptive Biotechnologies Corp.	61,035	0.0
7,509 (1)(2)	ADC Therapeutics SA	14,943	0.0
1,520 (1)	Addus HomeCare Corp.	190,532	0.1
19,332 (1)	ADMA Biologics, Inc.	331,544	0.2
1,892 (1)	Adverum Biotechnologies, Inc.	8,836	0.0
2,173 (1)(2)	Agenus, Inc.	5,954	0.0
26,911 (1)	agilon health, Inc.	51,131	0.0
4,864 (1)	Agios Pharmaceuticals, Inc.	159,831	0.1
18,484 (1)	Akebia Therapeutics, Inc.	35,120	0.0
5,837 (1)	Akero Therapeutics, Inc.	162,385	0.1
4,479 (1)	Aldeyra Therapeutics, Inc.	22,350	0.0
7,268 (1)	Alector, Inc.	13,737	0.0
8,696 (1)	Alignment Healthcare, Inc.	97,830	0.1
13,957 (1)	Alkermes PLC	401,403	0.2
11,424 (1)	Allogene Therapeutics, Inc.	24,333	0.0
8,870 (1)	Alphatec Holdings, Inc.	81,427	0.0
6,096 (1)(2)	Altimmune, Inc.	43,952	0.0
1,320 (1)(2)	Alumis, Inc.	10,375	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,151 (1)	ALX Oncology Holdings, Inc.	$8,602	0.0
25,149 (1)	Amicus Therapeutics, Inc.	236,904	0.1
3,268 (1)	AMN Healthcare Services, Inc.	78,171	0.0
13,898 (1)	Amneal Pharmaceuticals, Inc.	110,072	0.1
3,344 (1)	Amphastar Pharmaceuticals, Inc.	124,163	0.1
1,700 (1)	AnaptysBio, Inc.	22,508	0.0
6,547 (1)(2)	Anavex Life Sciences Corp.	70,315	0.0
3,565 (1)	AngioDynamics, Inc.	32,655	0.0
1,623 (1)	ANI Pharmaceuticals, Inc.	89,719	0.0
1,281 (1)	Anika Therapeutics, Inc.	21,085	0.0
8,299 (1)	Annexon, Inc.	42,574	0.0
3,259 (1)	Apogee Therapeutics, Inc.	147,633	0.1
3,731 (1)	Apollo Medical Holdings, Inc.	117,638	0.1
8,310 (1)	Applied Therapeutics, Inc.	7,115	0.0
6,642 (1)	Aquestive Therapeutics, Inc.	23,646	0.0
13,202 (1)	Arbutus Biopharma Corp.	43,171	0.0
3,693 (1)	Arcellx, Inc.	283,216	0.1
2,004 (1)(2)	Arcturus Therapeutics Holdings, Inc.	34,008	0.0
4,698 (1)	Arcus Biosciences, Inc.	69,953	0.0
9,169 (1)	Arcutis Biotherapeutics, Inc.	127,724	0.1
20,007 (1)	Ardelyx, Inc.	101,435	0.1
2,480 (1)	ArriVent Biopharma, Inc.	66,067	0.0
10,248 (1)	Arrowhead Pharmaceuticals, Inc.	192,662	0.1
4,284 (1)(2)	ARS Pharmaceuticals, Inc.	45,196	0.0
1,215 (1)(2)	Artiva Biotherapeutics, Inc.	12,247	0.0
3,513 (1)	Artivion, Inc.	100,437	0.1
5,567 (1)	Arvinas, Inc.	106,719	0.1
4,033 (1)	Astria Therapeutics, Inc.	36,055	0.0
8,528 (1)	Atea Pharmaceuticals, Inc.	28,569	0.0
12,500 (1)	Atossa Therapeutics, Inc.	11,801	0.0
4,086 (1)	AtriCure, Inc.	124,868	0.1
4,272 (1)	Aura Biosciences, Inc.	35,116	0.0
11,624 (1)	Aurinia Pharmaceuticals, Inc.	104,384	0.1
8,035 (1)	Avadel Pharmaceuticals PLC	84,448	0.0
4,077 (1)	Avanos Medical, Inc.	64,906	0.0

See Accompanying Notes to Financial Statements

 85

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,795 (1)	Aveanna Healthcare Holdings, Inc.	$21,913	0.0
5,339 (1)	Avid Bioservices, Inc.	65,937	0.0
9,390 (1)	Avidity Biosciences, Inc.	273,061	0.1
2,344 (1)	Avita Medical, Inc.	30,003	0.0
3,739 (1)	Axogen, Inc.	61,619	0.0
3,131 (1)	Axsome Therapeutics, Inc.	264,914	0.1
6,564 (1)	Beam Therapeutics, Inc.	162,787	0.1
1,499 (1)	Bicara Therapeutics, Inc.	26,113	0.0
17,847 (1)	BioCryst Pharmaceuticals, Inc.	134,209	0.1
7,222 (1)	Biohaven Ltd.	269,742	0.1
3,140 (1)	BioLife Solutions, Inc.	81,514	0.0
2,439 (1)(2)	Biomea Fusion, Inc.	9,463	0.0
2,661 (1)	Biote Corp. - Class A	16,445	0.0
3,345 (1)	Bioventus, Inc. - Class A	35,122	0.0
3,626 (1)	Black Diamond Therapeutics, Inc.	7,760	0.0
1,043 (1)(2)	Bluebird Bio, Inc.	8,699	0.0
5,387 (1)	Blueprint Medicines Corp.	469,854	0.2
12,066 (1)	Bridgebio Pharma, Inc.	331,091	0.2
4,671 (1)	BrightSpring Health Services, Inc.	79,547	0.0
16,765 (1)	Brookdale Senior Living, Inc.	84,328	0.0
5,147 (1)	C4 Therapeutics, Inc.	18,529	0.0
4,441 (1)(2)	Cabaletta Bio, Inc.	10,081	0.0
1,866 (1)	Candel Therapeutics, Inc.	16,197	0.0
3,092 (1)	Capricor Therapeutics, Inc.	42,670	0.0
3,330 (1)	Cardiff Oncology, Inc.	14,452	0.0
4,346 (1)	CareDx, Inc.	93,048	0.0
3,002 (1)(2)	Cargo Therapeutics, Inc.	43,289	0.0
7,377 (1)	Caribou Biosciences, Inc.	11,729	0.0
892 (1)(2)	Cartesian Therapeutics, Inc.	15,976	0.0
3,502 (1)(2)	Cassava Sciences, Inc.	8,265	0.0
2,267 (1)	Castle Biosciences, Inc.	60,416	0.0
9,592 (1)	Catalyst Pharmaceuticals, Inc.	200,185	0.1
2,456 (1)	Celcuity, Inc.	32,149	0.0
5,549 (1)	Celldex Therapeutics, Inc.	140,223	0.1
5,534 (1)	Century Therapeutics, Inc.	5,589	0.0
793 (1)	Ceribell, Inc.	20,523	0.0
16,376 (1)	Cerus Corp.	25,219	0.0
4,078 (1)	CG oncology, Inc.	116,957	0.1
4,337 (1)	ChromaDex Corp.	23,008	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,222 (1)	Codexis, Inc.	$29,679	0.0
7,959 (1)	Cogent Biosciences, Inc.	62,080	0.0
9,544 (1)(2)	Coherus Biosciences, Inc.	13,171	0.0
2,843 (1)	Collegium Pharmaceutical, Inc.	81,452	0.0
11,012 (1)	Community Health Systems, Inc.	32,926	0.0
9,820 (1)	Compass Therapeutics, Inc.	14,239	0.0
9,450	Concentra Group Holdings Parent, Inc.	186,921	0.1
2,647	CONMED Corp.	181,161	0.1
853 (1)	Contineum Therapeutics, Inc. - Class A	12,496	0.0
1,056 (1)	Corbus Pharmaceuticals Holdings, Inc.	12,461	0.0
6,955 (1)	Corcept Therapeutics, Inc.	350,462	0.2
5,046 (1)	CorMedix, Inc.	40,873	0.0
2,301 (1)	CorVel Corp.	256,009	0.1
7,530 (1)	Crinetics Pharmaceuticals, Inc.	385,009	0.2
2,949 (1)	Cross Country Healthcare, Inc.	53,554	0.0
3,950 (1)	CryoPort, Inc.	30,731	0.0
4,514 (1)	Cullinan Oncology, Inc.	54,981	0.0
1,193 (1)	CVRx, Inc.	15,115	0.0
10,671 (1)	Cytek Biosciences, Inc.	69,255	0.0
9,809 (1)	Cytokinetics, Inc.	461,415	0.2
4,488 (1)	Day One Biopharmaceuticals, Inc.	56,863	0.0
5,217 (1)	Definitive Healthcare Corp.	21,442	0.0
10,665 (1)	Denali Therapeutics, Inc.	217,353	0.1
2,882 (1)	Design Therapeutics, Inc.	17,782	0.0
2,094 (1)(2)	Dianthus Therapeutics, Inc.	45,649	0.0
1,705 (1)	Disc Medicine, Inc.	108,097	0.1
9,344 (1)	DocGo, Inc.	39,619	0.0
11,274 (1)	Dynavax Technologies Corp.	143,969	0.1
6,941 (1)	Dyne Therapeutics, Inc.	163,530	0.1
6,254 (1)	Edgewise Therapeutics, Inc.	166,982	0.1
7,420 (1)	Editas Medicine, Inc.	9,423	0.0
2,493 (1)	Eliem Therapeutics, Inc.	4,487	0.0
5,086	Embecta Corp.	105,026	0.1
1,964 (1)	Enanta Pharmaceuticals, Inc.	11,293	0.0
4,565 (1)	Enhabit, Inc.	35,653	0.0

See Accompanying Notes to Financial Statements

 86

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,062 (1)(2)	Enliven Therapeutics, Inc.	$68,895	0.0
4,752	Ensign Group, Inc.	631,351	0.3
2,235 (1)	Entrada Therapeutics, Inc.	38,643	0.0
15,624 (1)	Erasca, Inc.	39,216	0.0
16,458 (1)	Esperion Therapeutics, Inc.	36,208	0.0
9,934 (1)	Evolent Health, Inc. - Class A	111,757	0.1
4,858 (1)	Evolus, Inc.	53,632	0.0
5,352 (1)(2)	EyePoint Pharmaceuticals, Inc.	39,872	0.0
8,831 (1)	Fate Therapeutics, Inc.	14,571	0.0
2,946 (1)	Fibrobiologics, Inc.	5,892	0.0
2,286 (1)	Foghorn Therapeutics, Inc.	10,790	0.0
5,638 (1)(2)	Fulcrum Therapeutics, Inc.	26,499	0.0
2,030 (1)	Fulgent Genetics, Inc.	37,494	0.0
1,079 (1)	GeneDx Holdings Corp.	82,932	0.0
50,038 (1)	Geron Corp.	177,135	0.1
4,186 (1)	Glaukos Corp.	627,649	0.3
10,150 (1)	Guardant Health, Inc.	310,082	0.1
749 (1)(2)	Gyre Therapeutics, Inc.	9,063	0.0
4,295 (1)	Haemonetics Corp.	335,354	0.2
10,706 (1)	Halozyme Therapeutics, Inc.	511,854	0.2
2,899 (1)	Harmony Biosciences Holdings, Inc.	99,755	0.1
2,637 (1)	Harrow, Inc.	88,471	0.0
5,255 (1)	Health Catalyst, Inc.	37,153	0.0
7,294 (1)	HealthEquity, Inc.	699,859	0.3
2,281	HealthStream, Inc.	72,536	0.0
9,709 (1)	Heron Therapeutics, Inc.	14,855	0.0
16,205 (1)	Hims & Hers Health, Inc.	391,837	0.2
7,647 (1)(2)	Humacyte, Inc.	38,617	0.0
1,830 (1)	ICU Medical, Inc.	283,961	0.1
7,127 (1)	Ideaya Biosciences, Inc.	183,164	0.1
1,313 (1)	IGM Biosciences, Inc.	8,022	0.0
12,461 (1)(2)	ImmunityBio, Inc.	31,900	0.0
4,488 (1)	Immunome, Inc.	47,663	0.0
4,992 (1)	Immunovant, Inc.	123,652	0.1
4,555 (1)	Inari Medical, Inc.	232,533	0.1
1,134 (1)	Inhibrx Biosciences, Inc.	17,464	0.0
6,333 (1)	Inmode Ltd.	105,761	0.1
4,865 (1)	Innoviva, Inc.	84,408	0.0
2,150 (1)	Inogen, Inc.	19,715	0.0
2,698 (1)	Inovio Pharmaceuticals, Inc.	4,937	0.0
5,004 (1)	Inozyme Pharma, Inc.	13,861	0.0
14,566 (1)	Insmed, Inc.	1,005,637	0.4
2,852 (1)	Integer Holdings Corp.	377,947	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,837 (1)	Integra LifeSciences Holdings Corp.	$132,383	0.1
8,182 (1)	Intellia Therapeutics, Inc.	95,402	0.1
23,134 (1)	Iovance Biotherapeutics, Inc.	171,192	0.1
781	iRadimed Corp.	42,955	0.0
2,686 (1)	iRhythm Technologies, Inc.	242,197	0.1
12,501 (1)	Ironwood Pharmaceuticals, Inc.	55,379	0.0
2,353 (1)	iTeos Therapeutics, Inc.	18,071	0.0
2,410 (1)	Janux Therapeutics, Inc.	129,031	0.1
1,005 (1)	Jasper Therapeutics, Inc.	21,487	0.0
1,443 (1)	Joint Corp.	15,339	0.0
3,458 (1)	KalVista Pharmaceuticals, Inc.	29,289	0.0
2,544 (1)	Keros Therapeutics, Inc.	40,271	0.0
3,279 (1)	Kiniksa Pharmaceuticals International PLC	64,859	0.0
2,868 (1)	Kodiak Sciences, Inc.	28,537	0.0
532 (1)	Korro Bio, Inc.	20,253	0.0
2,126 (1)	Krystal Biotech, Inc.	333,059	0.2
6,223 (1)	Kura Oncology, Inc.	54,202	0.0
3,825 (1)	Kymera Therapeutics, Inc.	153,880	0.1
1,850 (1)	Kyverna Therapeutics, Inc.	6,919	0.0
5,894 (1)	Lantheus Holdings, Inc.	527,277	0.2
3,723 (1)	Larimar Therapeutics, Inc.	14,408	0.0
1,756	LeMaitre Vascular, Inc.	161,798	0.1
1,117	LENZ Therapeutics, Inc.	32,248	0.0
2,149 (1)	Lexeo Therapeutics, Inc.	14,140	0.0
11,823 (1)	Lexicon Pharmaceuticals, Inc.	8,731	0.0
2,145 (1)	Lifecore Biomedical, Inc.	15,937	0.0
3,261 (1)	LifeMD, Inc.	16,142	0.0
12,203 (1)	LifeStance Health Group, Inc.	89,936	0.0
1,478 (1)	Ligand Pharmaceuticals, Inc.	158,368	0.1
5,076 (1)	Liquidia Corp.	59,694	0.0
4,682 (1)	LivaNova PLC	216,823	0.1
14,056 (1)	Lyell Immunopharma, Inc.	8,996	0.0
5,604 (1)	MacroGenics, Inc.	18,213	0.0
1,525 (1)	Madrigal Pharmaceuticals, Inc.	470,569	0.2
22,879 (1)	MannKind Corp.	147,112	0.1

See Accompanying Notes to Financial Statements

 87

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,614 (1)	Maravai LifeSciences Holdings, Inc. - Class A	$52,396	0.0
9,754 (1)	MaxCyte, Inc.	40,577	0.0
869 (1)	MBX Biosciences, Inc.	16,016	0.0
3,715 (1)	MeiraGTx Holdings PLC	22,624	0.0
4,887 (1)	Merit Medical Systems, Inc.	472,671	0.2
10,123 (1)	Mersana Therapeutics, Inc.	14,476	0.0
455	Mesa Laboratories, Inc.	60,001	0.0
2,950 (1)	Metagenomi, Inc.	10,649	0.0
10,369 (1)	MiMedx Group, Inc.	99,750	0.1
6,735 (1)	Mind Medicine MindMed, Inc.	46,876	0.0
2,607 (1)	Mineralys Therapeutics, Inc.	32,092	0.0
3,406 (1)	Mirum Pharmaceuticals, Inc.	140,838	0.1
1,003 (1)	ModivCare, Inc.	11,876	0.0
3,567 (1)(2)	Monte Rosa Therapeutics, Inc.	24,755	0.0
7,682 (1)	Myriad Genetics, Inc.	105,320	0.1
4,827 (1)(2)	Nano-X Imaging Ltd.	34,754	0.0
1,111 (2)	National HealthCare Corp.	119,499	0.1
1,607	National Research Corp.	28,347	0.0
16,295 (1)	Nektar Therapeutics	15,154	0.0
18,763 (1)	Neogen Corp.	227,783	0.1
11,045 (1)	NeoGenomics, Inc.	182,022	0.1
7,296 (1)(2)	Neumora Therapeutics, Inc.	77,338	0.0
901 (1)	Neurogene, Inc.	20,597	0.0
1,275 (1)	NeuroPace, Inc.	14,267	0.0
3,388 (1)	Nevro Corp.	12,603	0.0
4,443 (1)(2)	Nkarta, Inc.	11,063	0.0
13,028 (1)(2)	Novavax, Inc.	104,745	0.1
9,161 (1)	Novocure Ltd.	272,998	0.1
5,876 (1)	Nurix Therapeutics, Inc.	110,704	0.1
2,968 (1)	Nuvalent, Inc. - Class A	232,335	0.1
15,994 (1)	Nuvation Bio, Inc.	42,544	0.0
22,824 (1)	Ocugen, Inc.	18,373	0.0
13,467 (1)	Ocular Therapeutix, Inc.	115,008	0.1
3,510 (1)	Olema Pharmaceuticals, Inc.	20,463	0.0
4,852 (1)(2)	Omeros Corp.	47,938	0.0
9,029 (1)	OmniAb, Inc.	31,963	0.0
3,937 (1)	Omnicell, Inc.	175,275	0.1
29,032 (1)	OPKO Health, Inc.	42,677	0.0
14,755 (1)	Option Care Health, Inc.	342,316	0.2
7,116 (1)	OraSure Technologies, Inc.	25,689	0.0
2,152 (1)	Orchestra BioMed Holdings, Inc.	8,608	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,598 (1)	Organogenesis Holdings, Inc.	$21,114	0.0
5,387 (1)	ORIC Pharmaceuticals, Inc.	43,473	0.0
3,014 (1)	Orthofix Medical, Inc.	52,624	0.0
1,475 (1)	OrthoPediatrics Corp.	34,190	0.0
6,601 (1)	Owens & Minor, Inc.	86,275	0.0
23,561 (1)(2)	Pacific Biosciences of California, Inc.	43,117	0.0
4,034 (1)	Pacira BioSciences, Inc.	76,001	0.0
3,426 (1)	PACS Group, Inc.	44,915	0.0
4,146 (1)(2)	Paragon 28, Inc.	42,828	0.0
6,837	Patterson Cos., Inc.	210,990	0.1
7,416 (1)	Pediatrix Medical Group, Inc.	97,298	0.1
2,562 (1)	Pennant Group, Inc.	67,944	0.0
1,723 (1)	PepGen, Inc.	6,530	0.0
4,719 (1)	Perspective Therapeutics, Inc.	15,054	0.0
3,269 (1)	Phathom Pharmaceuticals, Inc.	26,544	0.0
1,872	Phibro Animal Health Corp. - Class A	39,312	0.0
4,816 (1)	Phreesia, Inc.	121,171	0.1
5,006 (1)	Pliant Therapeutics, Inc.	65,929	0.0
6,092 (1)	Poseida Therapeutics, Inc.	58,483	0.0
1,492 (1)	Praxis Precision Medicines, Inc.	114,824	0.1
15,138 (1)	Precigen, Inc.	16,955	0.0
4,271 (1)	Prestige Consumer Healthcare, Inc.	333,522	0.2
5,081 (1)(2)	Prime Medicine, Inc.	14,837	0.0
8,839 (1)	Privia Health Group, Inc.	172,802	0.1
3,700 (1)	PROCEPT BioRobotics Corp.	297,924	0.1
6,952 (1)	Progyny, Inc.	119,922	0.1
9,344 (1)	ProKidney Corp.	15,791	0.0
5,024 (1)	Protagonist Therapeutics, Inc.	193,926	0.1
3,670 (1)	Prothena Corp. PLC	50,829	0.0
6,544 (1)	PTC Therapeutics, Inc.	295,396	0.1
3,480 (1)	Pulmonx Corp.	23,629	0.0
1,619 (1)(2)	Pulse Biosciences, Inc.	28,187	0.0
4,100 (1)	Puma Biotechnology, Inc.	12,505	0.0
4,147 (1)	Pyxis Oncology, Inc.	6,469	0.0
3,181 (1)	Quanterix Corp.	33,814	0.0
8,828 (1)(2)	Quantum-Si, Inc.	23,836	0.0
5,664 (1)	RadNet, Inc.	395,574	0.2
837 (1)(2)	Rapport Therapeutics, Inc.	14,848	0.0
21,276 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	143,826	0.1
4,049 (1)	REGENXBIO, Inc.	31,299	0.0

See Accompanying Notes to Financial Statements

 88

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,283 (1)	Regulus Therapeutics, Inc.	$11,507	0.0
10,051 (1)	Relay Therapeutics, Inc.	41,410	0.0
10,055 (1)	Renovaro, Inc.	8,401	0.0
5,287 (1)	Replimune Group, Inc.	64,026	0.0
8,955 (1)	Revance Therapeutics, Inc.	27,223	0.0
14,234 (1)	Revolution Medicines, Inc.	622,595	0.3
4,712 (1)	Rhythm Pharmaceuticals, Inc.	263,778	0.1
1,519 (1)	Rigel Pharmaceuticals, Inc.	25,550	0.0
5,693 (1)	Rocket Pharmaceuticals, Inc.	71,561	0.0
3,082 (1)	RxSight, Inc.	105,959	0.1
4,823 (1)	Sage Therapeutics, Inc.	26,189	0.0
11,636 (1)(2)	Sana Biotechnology, Inc.	18,967	0.0
10,340 (1)	Savara, Inc.	31,744	0.0
6,573 (1)	Scholar Rock Holding Corp.	284,085	0.1
4,806 (1)	Schrodinger, Inc./ United States	92,708	0.0
9,326	Select Medical Holdings Corp.	175,795	0.1
410 (1)	Semler Scientific, Inc.	22,140	0.0
1,431 (1)	Septerna, Inc.	32,770	0.0
2,651 (1)	Sera Prognostics, Inc. - Class A	21,579	0.0
3,640 (1)	SI-BONE, Inc.	51,033	0.0
4,209	SIGA Technologies, Inc.	25,296	0.0
3,041 (1)	Sight Sciences, Inc.	11,069	0.0
1,425	Simulations Plus, Inc.	39,743	0.0
1,872 (1)	Skye Bioscience, Inc.	5,298	0.0
2,091 (1)	Soleno Therapeutics, Inc.	93,990	0.0
2,347 (1)	Solid Biosciences, Inc.	9,388	0.0
5,898 (1)	SpringWorks Therapeutics, Inc.	213,095	0.1
2,995 (1)	Spyre Therapeutics, Inc.	69,724	0.0
4,261 (1)	STAAR Surgical Co.	103,500	0.1
26,475 (1)	Standard BioTools, Inc.	46,331	0.0
3,115 (1)	Stoke Therapeutics, Inc.	34,358	0.0
7,819 (1)(2)	Summit Therapeutics, Inc.	139,530	0.1
4,360 (1)	Supernus Pharmaceuticals, Inc.	157,658	0.1
6,652 (1)	Surgery Partners, Inc.	140,823	0.1
1,147 (1)	Surmodics, Inc.	45,421	0.0
7,303 (1)	Sutro Biopharma, Inc.	13,438	0.0
7,014 (1)	Syndax Pharmaceuticals, Inc.	92,725	0.0
2,184 (1)	Tactile Systems Technology, Inc.	37,412	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
11,097 (1)	Talkspace, Inc.	$34,290	0.0
5,557 (1)	Tandem Diabetes Care, Inc.	200,163	0.1
4,217 (1)	Tango Therapeutics, Inc.	13,031	0.0
3,181 (1)	Tarsus Pharmaceuticals, Inc.	176,132	0.1
14,931 (1)	Taysha Gene Therapies, Inc.	25,831	0.0
14,592 (1)	Teladoc Health, Inc.	132,641	0.1
2,508 (1)(2)	Telomir Pharmaceuticals, Inc.	10,333	0.0
4,931 (1)(2)	Tenaya Therapeutics, Inc.	7,051	0.0
5,827 (1)	Terns Pharmaceuticals, Inc.	32,282	0.0
11,994 (1)	TG Therapeutics, Inc.	361,019	0.2
3,573 (1)	Theravance Biopharma, Inc.	33,622	0.0
1,862 (1)	Third Harmonic Bio, Inc.	19,160	0.0
2,019 (1)	Tourmaline Bio, Inc.	40,945	0.0
2,744 (1)	TransMedics Group, Inc.	171,088	0.1
6,344 (1)	Travere Therapeutics, Inc.	110,512	0.1
4,277 (1)	Treace Medical Concepts, Inc.	31,821	0.0
5,780 (1)(2)	Trevi Therapeutics, Inc.	23,814	0.0
3,586 (1)	TScan Therapeutics, Inc.	10,901	0.0
4,921 (1)	Twist Bioscience Corp.	228,679	0.1
1,786 (1)	Tyra Biosciences, Inc.	24,825	0.0
625 (1)	UFP Technologies, Inc.	152,819	0.1
1,326 (1)	Upstream Bio, Inc.	21,799	0.0
3,355 (1)	UroGen Pharma Ltd.	35,731	0.0
1,316	US Physical Therapy, Inc.	116,742	0.1
5,205 (1)	Vanda Pharmaceuticals, Inc.	24,932	0.0
3,405 (1)	Varex Imaging Corp.	49,679	0.0
10,428 (1)	Vaxcyte, Inc.	853,636	0.4
5,263 (1)	Ventyx Biosciences, Inc.	11,526	0.0
3,726 (1)	Vera Therapeutics, Inc.	157,573	0.1
6,587 (1)	Veracyte, Inc.	260,845	0.1
3,374 (1)	Verastem, Inc.	17,444	0.0
4,171 (1)	Vericel Corp.	229,030	0.1
6,243 (1)	Verve Therapeutics, Inc.	35,211	0.0
3,504 (1)	Viemed Healthcare, Inc.	28,102	0.0
7,790 (1)	Vir Biotechnology, Inc.	57,179	0.0
6,094 (1)	Viridian Therapeutics, Inc.	116,822	0.1
4,170 (1)	Voyager Therapeutics, Inc.	23,644	0.0
7,760 (1)	WaVe Life Sciences Ltd.	95,991	0.1

See Accompanying Notes to Financial Statements

 89

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,729 (1)	Waystar Holding Corp.	$136,854	0.1
18,580 (1)	X4 Pharmaceuticals, Inc.	13,630	0.0
2,117 (1)	XBiotech, Inc.	8,362	0.0
5,523 (1)	Xencor, Inc.	126,919	0.1
12,548 (1)	Xeris Biopharma Holdings, Inc.	42,538	0.0
827 (1)	XOMA Corp.	21,734	0.0
3,286 (1)	Y-mAbs Therapeutics, Inc.	25,729	0.0
1,194 (1)	Zenas Biopharma, Inc.	9,779	0.0
5,102 (1)	Zentalis Pharmaceuticals, Inc.	15,459	0.0
4,358 (1)	Zevra Therapeutics, Inc.	36,346	0.0
2,450 (1)	Zimvie, Inc.	34,177	0.0
4,064 (1)	Zura Bio Ltd.	10,160	0.0
4,892 (1)	Zymeworks, Inc.	71,619	0.0
1,709 (1)(2)	Zynex, Inc.	13,689	0.0
		37,377,156	15.8
	Industrials: 16.8%
11,136 (1)	3D Systems Corp.	36,526	0.0
2,967 (1)	AAR Corp.	181,818	0.1
5,398	ABM Industries, Inc.	276,270	0.1
8,493	ACCO Brands Corp.	44,588	0.0
12,656 (1)	ACV Auctions, Inc. - Class A	273,370	0.1
2,313 (1)	AeroVironment, Inc.	355,948	0.2
3,384 (1)	AerSale Corp.	21,319	0.0
4,431 (1)	Air Transport Services Group, Inc.	97,393	0.1
892	Alamo Group, Inc.	165,832	0.1
2,679	Albany International Corp. - Class A	214,240	0.1
35,969	Alight, Inc. - Class A	248,905	0.1
1,336	Allegiant Travel Co.	125,744	0.1
1,364	Allient, Inc.	33,118	0.0
2,582	Alta Equipment Group, Inc.	16,886	0.0
2,809 (1)	Ameresco, Inc. - Class A	65,955	0.0
3,011 (1)	American Superconductor Corp.	74,161	0.0
1,350 (1)	American Woodmark Corp.	107,365	0.1
1,890	Apogee Enterprises, Inc.	134,965	0.1
3,243	Applied Industrial Technologies, Inc.	776,601	0.3
2,013	ArcBest Corp.	187,853	0.1
20,033 (1)	Archer Aviation, Inc. - Class A	195,322	0.1
4,144	Arcosa, Inc.	400,891	0.2
1,068	Argan, Inc.	146,359	0.1
2,344	Aris Water Solutions, Inc. - Class A	56,139	0.0
13,166 (1)	Array Technologies, Inc.	79,523	0.0
3,678 (1)	ASGN, Inc.	306,524	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,076	Astec Industries, Inc.	$69,754	0.0
2,593 (1)	Astronics Corp.	41,384	0.0
2,460 (1)	Asure Software, Inc.	23,149	0.0
3,044	Atkore, Inc.	254,022	0.1
2,513	AZZ, Inc.	205,865	0.1
3,972	Barnes Group, Inc.	187,717	0.1
2,356	Barrett Business Services, Inc.	102,345	0.1
5,265 (1)	Beacon Roofing Supply, Inc.	534,819	0.2
1,935 (1)	BlackSky Technology, Inc.	20,879	0.0
5,511 (1)	Blade Air Mobility, Inc.	23,422	0.0
8,390 (1)(2)	Blink Charging Co.	11,662	0.0
17,096 (1)(2)	Bloom Energy Corp. - Class A	379,702	0.2
2,755 (1)	Blue Bird Corp.	106,426	0.1
754 (1)	BlueLinx Holdings, Inc.	77,029	0.0
3,325	Boise Cascade Co.	395,209	0.2
1,263 (1)	Bowman Consulting Group Ltd.	31,512	0.0
5,096 (1)	BrightView Holdings, Inc.	81,485	0.0
3,778	Brink’s Co.	350,485	0.2
2,629	Brookfield Business Corp. - Class A	63,780	0.0
1,520 (1)	Byrna Technologies, Inc.	43,791	0.0
2,293	Cadre Holdings, Inc.	74,064	0.0
5,269 (1)	Casella Waste Systems, Inc. - Class A	557,513	0.2
4,125 (1)	CBIZ, Inc.	337,549	0.2
2,560 (1)	CECO Environmental Corp.	77,389	0.0
1,256 (1)	Centuri Holdings, Inc.	24,253	0.0
33,365 (1)(2)	ChargePoint Holdings, Inc.	35,701	0.0
3,661 (1)	Chart Industries, Inc.	698,665	0.3
1,486 (1)	Cimpress PLC	106,576	0.1
2,521	Columbus McKinnon Corp.	93,882	0.1
2,882 (1)	Concrete Pumping Holdings, Inc.	19,194	0.0
13,786 (1)	Conduent, Inc.	55,695	0.0
3,691 (1)	Construction Partners, Inc. - Class A	326,506	0.1
9,323 (1)	CoreCivic, Inc.	202,682	0.1
3,927	Costamare, Inc.	50,462	0.0
827	Covenant Logistics Group, Inc.	45,080	0.0
587	CRA International, Inc.	109,886	0.1
1,418	CSW Industrials, Inc.	500,270	0.2
4,958 (1)	Custom Truck One Source, Inc.	23,848	0.0
3,873	Deluxe Corp.	87,491	0.0
1,127 (1)	Distribution Solutions Group, Inc.	38,769	0.0
2,109	Douglas Dynamics, Inc.	49,836	0.0

See Accompanying Notes to Financial Statements

 90

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,257 (1)	Driven Brands Holdings, Inc.	$84,848	0.0
1,238 (1)	Ducommun, Inc.	78,811	0.0
1,092 (1)	DXP Enterprises, Inc.	90,221	0.0
2,436 (1)	Dycom Industries, Inc.	424,010	0.2
5,009 (1)	Energy Recovery, Inc.	73,632	0.0
8,984 (1)	Energy Vault Holdings, Inc.	20,484	0.0
4,717	Enerpac Tool Group Corp.	193,822	0.1
3,431	EnerSys	317,127	0.1
2,405	Ennis, Inc.	50,721	0.0
13,685 (1)(2)	Enovix Corp.	148,756	0.1
1,777	EnPro Industries, Inc.	306,444	0.1
7,038 (1)	Enviri Corp.	54,193	0.0
2,234	ESCO Technologies, Inc.	297,591	0.1
3,854 (1)	Eve Holding, Inc.	20,966	0.0
4,346	Exponent, Inc.	387,229	0.2
5,111	Federal Signal Corp.	472,205	0.2
5,246 (1)	First Advantage Corp.	98,258	0.1
7,078 (1)	FiscalNote Holdings, Inc.	7,573	0.0
5,239 (1)	Fluence Energy, Inc.	83,195	0.0
14,546 (1)	Fluor Corp.	717,409	0.3
1,365 (1)	Forrester Research, Inc.	21,390	0.0
2,156 (1)	Forward Air Corp.	69,531	0.0
1,188 (1)	Franklin Covey Co.	44,645	0.0
3,866	Franklin Electric Co., Inc.	376,742	0.2
9,845 (1)	Freyr Battery, Inc.	25,400	0.0
3,747 (1)(2)	Frontier Group Holdings, Inc.	26,641	0.0
8,670	FTAI Aviation Ltd.	1,248,827	0.5
8,763	FTAI Infrastructure, Inc.	63,619	0.0
1,491 (1)(2)	FuelCell Energy, Inc.	13,479	0.0
3,050	GATX Corp.	472,628	0.2
3,427	Genco Shipping & Trading Ltd.	47,772	0.0
10,670 (1)	GEO Group, Inc.	298,547	0.1
2,677 (1)	Gibraltar Industries, Inc.	157,675	0.1
1,364	Global Industrial Co.	33,814	0.0
3,366 (1)	GMS, Inc.	285,538	0.1
10,101	Golden Ocean Group Ltd.	90,505	0.0
2,025	Gorman-Rupp Co.	76,788	0.0
22,629 (1)	GrafTech International Ltd.	39,148	0.0
977 (1)	Graham Corp.	43,447	0.0
3,733	Granite Construction, Inc.	327,421	0.1
5,883 (1)	Great Lakes Dredge & Dock Corp.	66,419	0.0
2,617	Greenbrier Cos., Inc.	159,611	0.1
3,184	Griffon Corp.	226,924	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,762	H&E Equipment Services, Inc.	$135,228	0.1
6,662 (1)	Healthcare Services Group, Inc.	77,379	0.0
4,464	Heartland Express, Inc.	50,086	0.0
1,823	Heidrick & Struggles International, Inc.	80,777	0.0
2,911	Helios Technologies, Inc.	129,947	0.1
2,399	Herc Holdings, Inc.	454,203	0.2
10,691 (1)(2)	Hertz Global Holdings, Inc.	39,129	0.0
6,088	Hillenbrand, Inc.	187,389	0.1
17,282 (1)	Hillman Solutions Corp.	168,327	0.1
3,164	Himalaya Shipping Ltd.	15,377	0.0
4,044	HNI Corp.	203,696	0.1
5,172	Hub Group, Inc. - Class A	230,464	0.1
4,316 (1)	Hudson Technologies, Inc.	24,083	0.0
1,539 (1)	Huron Consulting Group, Inc.	191,236	0.1
12,344 (1)	Hyliion Holdings Corp.	32,218	0.0
1,037	Hyster-Yale Materials Handling, Inc.	52,814	0.0
1,614	ICF International, Inc.	192,405	0.1
709 (1)	IES Holdings, Inc.	142,481	0.1
2,331 (1)	Innodata, Inc.	92,121	0.1
3,049	Insperity, Inc.	236,328	0.1
1,770	Insteel Industries, Inc.	47,808	0.0
4,978	Interface, Inc.	121,214	0.1
2,440 (1)	Intuitive Machines, Inc.	44,310	0.0
12,307 (1)	Janus International Group, Inc.	90,456	0.0
7,578 (1)	JELD-WEN Holding, Inc.	62,064	0.0
26,800 (1)	JetBlue Airways Corp.	210,648	0.1
36,325 (1)(2)	Joby Aviation, Inc.	295,322	0.1
4,005	John Bean Technologies Corp.	509,035	0.2
1,001	Kadant, Inc.	345,335	0.2
2,994	Kelly Services, Inc. - Class A	41,736	0.0
6,573	Kennametal, Inc.	157,883	0.1
1,559	Kforce, Inc.	88,395	0.0
4,451	Korn Ferry	300,220	0.1
12,723 (1)	Kratos Defense & Security Solutions, Inc.	335,633	0.2
10,361 (1)	LanzaTech Global, Inc.	14,195	0.0
11,159 (1)	Legalzoom.com, Inc.	83,804	0.0
6,385 (1)	Leonardo DRS, Inc.	206,299	0.1
887 (1)	Limbach Holdings, Inc.	75,874	0.0
958	Lindsay Corp.	113,341	0.1
1,956 (1)	Liquidity Services, Inc.	63,159	0.0
2,697	LSI Industries, Inc.	52,376	0.0
2,605	Luxfer Holdings PLC	34,099	0.0
3,325 (1)	Manitowoc Co., Inc.	30,357	0.0

See Accompanying Notes to Financial Statements

 91

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,332	Marten Transport Ltd.	$83,233	0.0
11,022 (1)	Masterbrand, Inc.	161,031	0.1
2,497 (1)	Matrix Service Co.	29,889	0.0
2,844	Matson, Inc.	383,485	0.2
2,636	Matthews International Corp. - Class A	72,964	0.0
1,295 (1)	Mayville Engineering Co., Inc.	20,357	0.0
2,098	McGrath RentCorp	234,598	0.1
4,533 (1)	Mercury Systems, Inc.	190,386	0.1
1,003	Miller Industries, Inc.	65,556	0.0
6,013	MillerKnoll, Inc.	135,834	0.1
2,742 (1)	Montrose Environmental Group, Inc.	50,864	0.0
2,436	Moog, Inc. - Class A	479,502	0.2
7,383 (1)	MRC Global, Inc.	94,355	0.1
9,505	Mueller Industries, Inc.	754,317	0.3
13,324	Mueller Water Products, Inc. - Class A	299,790	0.1
1,375 (1)	MYR Group, Inc.	204,559	0.1
368 (1)(2)	NANO Nuclear Energy, Inc.	9,161	0.0
533	National Presto Industries, Inc.	52,458	0.0
1,945 (1)	Net Power, Inc.	20,598	0.0
12,309 (1)	Nextracker, Inc. - Class A	449,648	0.2
4,794 (1)	NN, Inc.	15,676	0.0
951 (1)	Northwest Pipe Co.	45,895	0.0
9,141 (1)	NOW, Inc.	118,924	0.1
7,173 (1)	NuScale Power Corp.	128,612	0.1
5,020 (1)	NV5 Global, Inc.	94,577	0.1
9,267 (1)	OPENLANE, Inc.	183,857	0.1
2,814 (1)	Orion Group Holdings, Inc.	20,627	0.0
2,058	Park Aerospace Corp.	30,150	0.0
998	Park-Ohio Holdings Corp.	26,217	0.0
7,667 (1)	Performant Financial Corp.	23,154	0.0
1,358 (1)	Perma-Fix Environmental Services, Inc.	15,033	0.0
13,825	Pitney Bowes, Inc.	100,093	0.1
18,645 (1)	Planet Labs PBC	75,326	0.0
67,123 (1)(2)	Plug Power, Inc.	142,972	0.1
803	Powell Industries, Inc.	177,985	0.1
263	Preformed Line Products Co.	33,609	0.0
4,572	Primoris Services Corp.	349,301	0.2
2,246 (1)	Proto Labs, Inc.	87,796	0.0
2,972	Quad/Graphics, Inc.	20,715	0.0
3,884	Quanex Building Products Corp.	94,148	0.1
4,200 (1)	Radiant Logistics, Inc.	28,140	0.0
2,032 (1)(2)	Redwire Corp.	33,447	0.0
12,443 (1)	Resideo Technologies, Inc.	286,811	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,244	Resources Connection, Inc.	$27,671	0.0
4,444	REV Group, Inc.	141,630	0.1
29,762 (1)	Rocket Lab USA, Inc.	758,038	0.3
5,669	Rush Enterprises, Inc. - Class A	310,604	0.1
215	Rush Enterprises, Inc. - Class B	11,705	0.0
12,611 (1)	RXO, Inc.	300,646	0.1
14,765 (1)	Shoals Technologies Group, Inc. - Class A	81,650	0.0
3,102	Shyft Group, Inc.	36,417	0.0
3,362 (1)	SkyWest, Inc.	336,637	0.2
1,968 (1)(2)	Spire Global, Inc.	27,690	0.0
3,846 (1)	SPX Technologies, Inc.	559,670	0.2
1,023	Standex International Corp.	191,291	0.1
8,122	Steelcase, Inc. - Class A	96,002	0.1
17,143 (1)	Stem, Inc.	10,337	0.0
2,545 (1)	Sterling Infrastructure, Inc.	428,705	0.2
3,533 (1)	Sun Country Airlines Holdings, Inc.	51,511	0.0
18,758 (1)	Sunrun, Inc.	173,511	0.1
269 (1)	Taylor Devices, Inc.	11,196	0.0
1,934	Tecnoglass, Inc.	153,405	0.1
1,646	Tennant Co.	134,198	0.1
5,660	Terex Corp.	261,605	0.1
3,004 (1)	Thermon Group Holdings, Inc.	86,425	0.0
4,753 (1)	Titan International, Inc.	32,273	0.0
2,074 (1)	Titan Machinery, Inc.	29,306	0.0
4,590 (1)(2)	TPI Composites, Inc.	8,675	0.0
795 (1)	Transcat, Inc.	84,063	0.0
2,705	TriNet Group, Inc.	245,533	0.1
7,057	Trinity Industries, Inc.	247,701	0.1
6,340 (1)	Triumph Group, Inc.	118,304	0.1
3,280 (1)	TrueBlue, Inc.	27,552	0.0
3,753 (1)	Tutor Perini Corp.	90,823	0.0
5,120	UFP Industries, Inc.	576,768	0.3
1,297	UniFirst Corp.	221,904	0.1
694	Universal Logistics Holdings, Inc.	31,882	0.0
10,722 (1)	Upwork, Inc.	175,305	0.1
1,076 (1)	V2X, Inc.	51,465	0.0
14,089 (1)	Verra Mobility Corp.	340,672	0.2
1,809 (1)	Viad Corp.	76,901	0.0
1,978 (1)	Vicor Corp.	95,577	0.1
996	Virco Mfg. Corp.	10,209	0.0
1,998 (1)(2)	Virgin Galactic Holdings, Inc.	11,748	0.0
1,366	VSE Corp.	129,907	0.1
3,798	Wabash National Corp.	65,060	0.0
2,326	Watts Water Technologies, Inc. - Class A	472,876	0.2
5,241	Werner Enterprises, Inc.	188,257	0.1

See Accompanying Notes to Financial Statements

 92

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,977 (1)	Wheels Up Experience, Inc.	$13,162	0.0
1,131 (1)	Willdan Group, Inc.	43,080	0.0
255	Willis Lease Finance Corp.	52,925	0.0
3,676 (1)	WNS Holdings Ltd.	174,206	0.1
3,635 (1)	Xometry, Inc. - Class A	155,069	0.1
12,183	Zurn Elkay Water Solutions Corp.	454,426	0.2
		39,688,443	16.8
	Information Technology: 13.9%
11,539 (1)	8x8, Inc.	30,809	0.0
6,283	A10 Networks, Inc.	115,607	0.1
9,014 (1)	ACI Worldwide, Inc.	467,917	0.2
4,379 (1)	ACM Research, Inc. - Class A	66,123	0.0
9,407	Adeia, Inc.	131,510	0.1
6,932 (1)	ADTRAN Holdings, Inc.	57,744	0.0
3,196	Advanced Energy Industries, Inc.	369,553	0.2
2,409 (1)	Aehr Test Systems	40,062	0.0
1,924 (1)	Agilysys, Inc.	253,410	0.1
4,062 (1)	Alarm.com Holdings, Inc.	246,970	0.1
4,512 (1)	Alkami Technology, Inc.	165,500	0.1
2,051 (1)	Alpha & Omega Semiconductor Ltd.	75,949	0.0
4,618 (1)	Altair Engineering, Inc. - Class A	503,870	0.2
3,241 (1)	Ambarella, Inc.	235,750	0.1
3,199	American Software, Inc. - Class A	35,445	0.0
6,966 (1)	Amplitude, Inc. - Class A	73,491	0.0
3,472 (1)	Appian Corp. - Class A	114,507	0.1
16,164 (1)	Applied Digital Corp.	123,493	0.1
3,414 (1)	Applied Optoelectronics, Inc.	125,840	0.1
8,267 (1)	Arlo Technologies, Inc.	92,508	0.0
2,673 (1)	Arteris, Inc.	27,238	0.0
6,955 (1)	Asana, Inc. - Class A	140,978	0.1
636 (1)	AudioEye, Inc.	9,674	0.0
81,601 (1)	Aurora Innovation, Inc.	514,086	0.2
11,018 (1)	AvePoint, Inc.	181,907	0.1
1,129 (1)	Aviat Networks, Inc.	20,446	0.0
2,741 (1)	Axcelis Technologies, Inc.	191,514	0.1
3,669 (1)	Backblaze, Inc. - Class A	22,087	0.0
2,504	Badger Meter, Inc.	531,148	0.2
1,095	Bel Fuse, Inc. - Class B	90,305	0.0
3,461	Belden, Inc.	389,743	0.2
3,120	Benchmark Electronics, Inc.	141,648	0.1
8,878 (1)(2)	BigBear.ai Holdings, Inc.	39,507	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
6,221 (1)	BigCommerce Holdings, Inc.	$38,073	0.0
10,246 (1)(2)	Bit Digital, Inc.	30,021	0.0
3,481 (1)	Blackbaud, Inc.	257,316	0.1
4,867 (1)	Blackline, Inc.	295,719	0.1
20,002 (1)	Blend Labs, Inc. - Class A	84,208	0.0
11,890 (1)	Box, Inc. - Class A	375,724	0.2
5,625 (1)	Braze, Inc. - Class A	235,575	0.1
9,101 (1)	C3.ai, Inc. - Class A	313,347	0.1
5,042 (1)	Calix, Inc.	175,815	0.1
3,564 (1)	Cerence, Inc.	27,977	0.0
2,069 (1)	CEVA, Inc.	65,277	0.0
16,897 (1)	Cipher Mining, Inc.	78,402	0.0
20,951 (1)(2)	Cleanspark, Inc.	192,959	0.1
7,532	Clear Secure, Inc. - Class A	200,652	0.1
1,098 (1)	Clearfield, Inc.	34,038	0.0
15,217 (1)	Clearwater Analytics Holdings, Inc. - Class A	418,772	0.2
377	Climb Global Solutions, Inc.	47,785	0.0
4,103 (1)	Cohu, Inc.	109,550	0.1
18,160 (1)	CommScope Holding Co., Inc.	94,614	0.0
3,713 (1)	CommVault Systems, Inc.	560,329	0.2
2,108	CompoSecure, Inc. - Class A	32,316	0.0
1,637 (1)	Consensus Cloud Solutions, Inc.	39,059	0.0
15,331 (1)	Core Scientific, Inc.	215,401	0.1
4,050 (1)	Corsair Gaming, Inc.	26,770	0.0
3,419 (1)	Couchbase, Inc.	53,302	0.0
487 (1)	CPI Card Group, Inc.	14,556	0.0
11,810 (1)	Credo Technology Group Holding Ltd.	793,750	0.3
3,519 (1)	CS Disco, Inc.	17,560	0.0
2,568	CSG Systems International, Inc.	131,250	0.1
2,670	CTS Corp.	140,789	0.1
3,307 (1)	Daktronics, Inc.	55,756	0.0
675 (1)	Dave, Inc.	58,671	0.0
2,194 (1)	Diebold Nixdorf, Inc.	94,430	0.0
3,134 (1)	Digi International, Inc.	94,741	0.0
1,379 (1)	Digimarc Corp.	51,644	0.0
7,912 (1)	Digital Turbine, Inc.	13,371	0.0
5,618 (1)	DigitalOcean Holdings, Inc.	191,405	0.1
3,927 (1)	Diodes, Inc.	242,178	0.1
3,206 (1)	Domo, Inc. - Class B	22,698	0.0
8,359 (1)(2)	D-Wave Quantum, Inc.	70,216	0.0
18,120 (1)	E2open Parent Holdings, Inc.	48,199	0.0
5,063 (1)	Eastman Kodak Co.	33,264	0.0
4,615 (1)	Enfusion, Inc. - Class A	47,534	0.0
2,278 (1)	ePlus, Inc.	168,299	0.1
2,702 (1)	EverCommerce, Inc.	29,749	0.0
5,589	EVERTEC, Inc.	192,988	0.1

See Accompanying Notes to Financial Statements

 93

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
11,431 (1)	Evolv Technologies Holdings, Inc.	$45,152	0.0
13,414 (1)	ExlService Holdings, Inc.	595,313	0.3
10,788 (1)	Extreme Networks, Inc.	180,591	0.1
3,107 (1)	Fannie Mae	683,167	0.3
1,744 (1)	FARO Technologies, Inc.	44,228	0.0
11,126 (1)	Fastly, Inc. - Class A	105,029	0.1
6,577 (1)	FormFactor, Inc.	289,388	0.1
17,715 (1)	Freshworks, Inc. - Class A	286,452	0.1
5,062 (1)	Grid Dynamics Holdings, Inc.	112,579	0.1
2,382	Hackett Group, Inc.	73,175	0.0
9,493 (1)	Harmonic, Inc.	125,592	0.1
6,959 (1)	Hut 8 Corp.	142,590	0.1
2,094 (1)	I3 Verticals, Inc. - Class A	48,246	0.0
2,891 (1)	Ichor Holdings Ltd.	93,148	0.0
2,741	Immersion Corp.	23,929	0.0
1,966 (1)	Impinj, Inc.	285,581	0.1
14,171 (1)	indie Semiconductor, Inc. - Class A	57,393	0.0
14,887 (1)(2)	Infinera Corp.	97,808	0.0
2,309 (1)	Insight Enterprises, Inc.	351,199	0.2
4,282 (1)	Intapp, Inc.	274,433	0.1
2,151 (2)	InterDigital, Inc.	416,692	0.2
17,109 (1)(2)	IonQ, Inc.	714,643	0.3
3,848 (1)	Itron, Inc.	417,816	0.2
7,203 (1)	Jamf Holding Corp.	101,202	0.0
9,528 (1)	Kaltura, Inc.	20,962	0.0
2,507 (1)	Kimball Electronics, Inc.	46,956	0.0
7,590 (1)	Knowles Corp.	151,269	0.1
4,569	Kulicke & Soffa Industries, Inc.	213,190	0.1
676 (1)	Life360, Inc.	27,898	0.0
10,816 (1)(2)	Lightwave Logic, Inc.	22,714	0.0
5,709 (1)	LiveRamp Holdings, Inc.	173,382	0.1
24,110 (1)(2)	Marathon Digital Holdings, Inc.	404,325	0.2
23,033 (1)	Matterport, Inc.	109,176	0.1
5,078	Maximus, Inc.	379,073	0.2
6,877 (1)	MaxLinear, Inc.	136,027	0.1
2,435 (1)	MeridianLink, Inc.	50,283	0.0
3,201	Methode Electronics, Inc.	37,740	0.0
19,481 (1)(2)	MicroVision, Inc.	25,520	0.0
17,210 (1)	Mirion Technologies, Inc.	300,314	0.1
3,998 (1)	Mitek Systems, Inc.	44,498	0.0
6,384 (1)	N-able, Inc.	59,627	0.0
3,023	Napco Security Technologies, Inc.	107,498	0.1
11,236 (1)(2)	Navitas Semiconductor Corp.	40,113	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
6,248 (1)	NCR Atleos Corp.	$211,932	0.1
12,530 (1)	NCR Corp.	173,415	0.1
2,492 (1)	NETGEAR, Inc.	69,452	0.0
5,992 (1)	NetScout Systems, Inc.	129,787	0.1
6,536 (1)	NextNav, Inc.	101,700	0.0
4,183 (1)	nLight, Inc.	43,880	0.0
3,067 (1)	Novanta, Inc.	468,546	0.2
490	NVE Corp.	39,901	0.0
9,375 (1)	Olo, Inc. - Class A	72,000	0.0
3,347 (1)	OneSpan, Inc.	62,053	0.0
1,362 (1)	OSI Systems, Inc.	228,040	0.1
3,753 (1)	Ouster, Inc.	45,862	0.0
3,202 (1)	Pagaya Technologies Ltd. - Class A	29,747	0.0
7,816 (1)	PagerDuty, Inc.	142,720	0.1
2,896 (1)	PAR Technology Corp.	210,452	0.1
1,056	PC Connection, Inc.	73,149	0.0
2,822 (1)	PDF Solutions, Inc.	76,420	0.0
5,245 (1)	Photronics, Inc.	123,572	0.1
2,306 (1)	Plexus Corp.	360,843	0.2
6,823 (1)	Porch Group, Inc.	33,569	0.0
4,847	Power Integrations, Inc.	299,060	0.1
8,328 (1)	Powerfleet, Inc. NJ	55,464	0.0
3,587	Progress Software Corp.	233,693	0.1
3,997 (1)	PROS Holdings, Inc.	87,774	0.0
5,017 (1)	Q2 Holdings, Inc.	504,961	0.2
3,149 (1)	Qualys, Inc.	441,553	0.2
6,231 (1)	Rackspace Technology, Inc.	13,770	0.0
9,076 (1)	Rambus, Inc.	479,757	0.2
5,268 (1)	Rapid7, Inc.	211,932	0.1
1,048 (1)	Red Violet, Inc.	37,938	0.0
8,048 (1)	Repay Holdings Corp.	61,406	0.0
9,026 (1)	Ribbon Communications, Inc.	37,548	0.0
13,349 (1)(2)	Rigetti Computing, Inc.	203,706	0.1
5,993 (1)	Rimini Street, Inc.	16,001	0.0
24,271 (1)	Riot Platforms, Inc.	247,807	0.1
1,630 (1)	Rogers Corp.	165,624	0.1
32,447 (1)	Sabre Corp.	118,432	0.1
4,577 (1)	Sanmina Corp.	346,342	0.2
2,744	Sapiens International Corp. NV	73,731	0.0
2,089 (1)	ScanSource, Inc.	99,123	0.0
3,249 (1)	SEMrush Holdings, Inc. - Class A	38,598	0.0
6,225 (1)	Semtech Corp.	385,016	0.2
2,738 (1)	Silicon Laboratories, Inc.	340,114	0.2
1,579 (1)	SiTime Corp.	338,743	0.2
2,492 (1)	SkyWater Technology, Inc.	34,390	0.0
4,462 (1)	SMART Global Holdings, Inc.	85,626	0.0
17,907 (1)	SmartRent, Inc.	31,337	0.0
4,815	SolarWinds Corp.	68,614	0.0

See Accompanying Notes to Financial Statements

 94

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
26,237 (1)(2)	SoundHound AI, Inc. - Class A	$520,542	0.2
10,171 (1)	Sprinklr, Inc. - Class A	85,945	0.0
4,266 (1)	Sprout Social, Inc. - Class A	131,009	0.1
3,187 (1)	SPS Commerce, Inc.	586,376	0.3
3,336 (1)	Synaptics, Inc.	254,603	0.1
5,070 (1)	Telos Corp.	17,339	0.0
10,046 (1)	Tenable Holdings, Inc.	395,611	0.2
22,527 (1)	Terawulf, Inc.	127,503	0.1
8,646 (1)	TTM Technologies, Inc.	213,988	0.1
883 (1)	Tucows, Inc. - Class A	15,135	0.0
1,570 (1)	Turtle Beach Corp.	27,177	0.0
3,727 (1)	Ultra Clean Holdings, Inc.	133,986	0.1
5,801 (1)	Unisys Corp.	36,720	0.0
9,366 (1)	Varonis Systems, Inc.	416,131	0.2
4,759 (1)	Veeco Instruments, Inc.	127,541	0.1
5,250 (1)	Verint Systems, Inc.	144,112	0.1
4,626 (1)	Vertex, Inc. - Class A	246,797	0.1
1,352 (1)	Viant Technology, Inc. - Class A	25,674	0.0
10,659 (1)(2)	Viasat, Inc.	90,708	0.0
19,000 (1)	Viavi Solutions, Inc.	191,900	0.1
10,734	Vishay Intertechnology, Inc.	181,834	0.1
1,323 (1)	Vishay Precision Group, Inc.	31,051	0.0
3,473 (1)	Weave Communications, Inc.	55,290	0.0
7,800 (1)	WM Technology, Inc.	10,764	0.0
4,315 (1)	Workiva, Inc.	472,492	0.2
9,778	Xerox Holdings Corp.	82,429	0.0
4,056 (1)	Xperi, Inc.	41,655	0.0
9,295 (1)	Yext, Inc.	59,116	0.0
15,239 (1)	Zeta Global Holdings Corp. - Class A	274,150	0.1
11,921 (1)	Zuora, Inc. - Class A	118,256	0.1
		32,929,233	13.9
	Materials: 4.2%
2,362	AdvanSix, Inc.	67,293	0.0
934 (1)	Alpha Metallurgical Resources, Inc.	186,912	0.1
2,697	American Vanguard Corp.	12,487	0.0
92,453 (1)	Arcadium Lithium PLC	474,284	0.2
1,488	Arch Resources, Inc.	210,135	0.1
12,849	Ardagh Metal Packaging SA	38,675	0.0
2,379 (1)	Arq, Inc.	18,009	0.0
4,380 (1)(2)	ASP Isotopes, Inc.	19,841	0.0
4,984 (1)	Aspen Aerogels, Inc.	59,210	0.0
7,689	Avient Corp.	314,173	0.1
2,771	Balchem Corp.	451,659	0.2
4,547	Cabot Corp.	415,187	0.2
1,665	Caledonia Mining Corp. PLC	15,668	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
4,067	Carpenter Technology Corp.	$690,211	0.3
4,563 (1)	Century Aluminum Co.	83,138	0.0
1,464 (1)	Clearwater Paper Corp.	43,583	0.0
33,854 (1)	Coeur Mining, Inc.	193,645	0.1
9,671	Commercial Metals Co.	479,682	0.2
3,006	Compass Minerals International, Inc.	33,817	0.0
11,126 (1)	Constellium SE	114,264	0.1
984 (1)	Contango ORE, Inc.	9,860	0.0
7,149 (1)	Dakota Gold Corp.	15,728	0.0
10,201 (1)	Ecovyst, Inc.	77,936	0.0
2,540	Greif, Inc. - Class A	155,245	0.1
1,674	Hawkins, Inc.	205,350	0.1
4,637	HB Fuller Co.	312,905	0.1
50,207	Hecla Mining Co.	246,516	0.1
27,396 (1)	i-80 Gold Corp.	13,287	0.0
3,141 (1)	Ingevity Corp.	127,996	0.1
2,141	Innospec, Inc.	235,638	0.1
1,081 (1)	Intrepid Potash, Inc.	23,695	0.0
7,310 (1)(2)	Ivanhoe Electric, Inc. / US	55,190	0.0
1,375	Kaiser Aluminum Corp.	96,621	0.1
4,823 (1)	Knife River Corp.	490,210	0.2
1,778	Koppers Holdings, Inc.	57,607	0.0
2,247	Kronos Worldwide, Inc.	21,908	0.0
3,466 (1)	Lifezone Metals Ltd.	24,089	0.0
5,135 (1)	LSB Industries, Inc.	38,975	0.0
1,787	Materion Corp.	176,699	0.1
4,733	Mativ Holdings, Inc.	51,590	0.0
4,850 (1)	Metals Acquisition Ltd. - Class A	51,507	0.0
2,760	Minerals Technologies, Inc.	210,340	0.1
3,352	Myers Industries, Inc.	37,006	0.0
21,518 (1)	Novagold Resources, Inc.	71,655	0.0
13,262 (1)	O-I Glass, Inc.	143,760	0.1
895	Olympic Steel, Inc.	29,365	0.0
5,039	Orion SA	79,566	0.0
3,530	Pactiv Evergreen, Inc.	61,669	0.0
11,809 (1)	Perimeter Solutions, Inc.	150,919	0.1
3,428 (1)	Perpetua Resources Corp.	36,577	0.0
1,601 (1)(2)	Piedmont Lithium, Inc.	13,993	0.0
10,620 (1)(2)	PureCycle Technologies, Inc.	108,855	0.1
1,187	Quaker Chemical Corp.	167,082	0.1
2,550	Ramaco Resources, Inc. - Class A	26,163	0.0
4,050 (1)	Ranpak Holdings Corp.	27,864	0.0
5,652 (1)	Rayonier Advanced Materials, Inc.	46,629	0.0
2,382	Ryerson Holding Corp.	44,091	0.0

See Accompanying Notes to Financial Statements

 95

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,348	Schnitzer Steel Industries, Inc. - Class A	$35,737	0.0
3,631	Sensient Technologies Corp.	258,745	0.1
428 (1)(2)	Smith-Midland Corp.	19,029	0.0
17,602 (1)	SSR Mining, Inc.	122,510	0.1
1,868	Stepan Co.	120,860	0.1
10,182 (1)	Summit Materials, Inc. - Class A	515,209	0.2
7,279	SunCoke Energy, Inc.	77,885	0.0
2,976	Sylvamo Corp.	235,163	0.1
3,915 (1)	TimkenSteel Corp.	55,319	0.0
3,505	TriMas Corp.	86,188	0.0
10,235	Tronox Holdings PLC	103,066	0.1
921	United States Lime & Minerals, Inc.	122,253	0.1
782 (1)	Universal Stainless & Alloy Products, Inc.	34,431	0.0
4,424	Warrior Met Coal, Inc.	239,958	0.1
2,784	Worthington Industries, Inc.	111,666	0.1
2,833	Worthington Steel, Inc.	90,146	0.1
		9,894,124	4.2
	Real Estate: 5.9%
8,792	Acadia Realty Trust	212,415	0.1
6,598	Alexander & Baldwin, Inc.	117,049	0.1
217	Alexander’s, Inc.	43,413	0.0
4,412	American Assets Trust, Inc.	115,859	0.1
12,112	American Healthcare REIT, Inc.	344,223	0.2
8,868 (1)	Anywhere Real Estate, Inc.	29,264	0.0
12,507 (1)	Apartment Investment and Management Co. - Class A	113,689	0.1
19,374	Apple Hospitality REIT, Inc.	297,391	0.1
5,928	Armada Hoffler Properties, Inc.	60,643	0.0
6,350	Braemar Hotels & Resorts, Inc.	19,050	0.0
14,484	Brandywine Realty Trust	81,110	0.0
16,125	Broadstone Net Lease, Inc.	255,743	0.1
14,429	CareTrust REIT, Inc.	390,304	0.2
2,122	CBL & Associates Properties, Inc.	62,408	0.0
1,364	Centerspace	90,229	0.0
4,661	Chatham Lodging Trust	41,716	0.0
4,407	City Office REIT, Inc.	24,327	0.0
2,419	Community Healthcare Trust, Inc.	46,469	0.0
31,578 (1)	Compass, Inc. - Class A	184,731	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
9,538	COPT Defense Properties	$295,201	0.1
1,991	CTO Realty Growth, Inc.	39,243	0.0
8,165	Curbline Properties Corp.	189,591	0.1
19,686 (1)	Cushman & Wakefield PLC	257,493	0.1
18,241	DiamondRock Hospitality Co.	164,716	0.1
13,593	DigitalBridge Group, Inc.	153,329	0.1
19,483	Diversified Healthcare Trust	44,811	0.0
13,760	Douglas Emmett, Inc.	255,386	0.1
8,255	Easterly Government Properties, Inc.	93,777	0.0
7,758	Elme Communities	118,465	0.1
11,664	Empire State Realty Trust, Inc. - Class A	120,372	0.1
14,912	Essential Properties Realty Trust, Inc.	466,447	0.2
7,115 (2)	eXp World Holdings, Inc.	81,894	0.0
4,197 (2)	Farmland Partners, Inc.	49,357	0.0
1,802 (1)	Forestar Group, Inc.	46,708	0.0
7,859	Four Corners Property Trust, Inc.	213,293	0.1
1,532 (1)	FRP Holdings, Inc.	46,925	0.0
4,441	Getty Realty Corp.	133,807	0.1
3,779	Gladstone Commercial Corp.	61,371	0.0
3,618	Gladstone Land Corp.	39,255	0.0
5,845	Global Medical REIT, Inc.	45,123	0.0
17,208	Global Net Lease, Inc.	125,618	0.1
12,027	Hudson Pacific Properties, Inc.	36,442	0.0
19,189	Independence Realty Trust, Inc.	380,710	0.2
6,712	Industrial Logistics Properties Trust	24,499	0.0
2,412	Innovative Industrial Properties, Inc.	160,736	0.1
5,911	InvenTrust Properties Corp.	178,098	0.1
7,191	JBG SMITH Properties	110,526	0.1
10,029	Kennedy-Wilson Holdings, Inc.	100,190	0.0
18,444	Kite Realty Group Trust	465,527	0.2
24,468	L.P. Industrial Trust	198,680	0.1
3,785	LTC Properties, Inc.	130,772	0.1
20,374	Macerich Co.	405,850	0.2
2,255	Marcus & Millichap, Inc.	86,276	0.0
3,602	National Health Investors, Inc.	249,619	0.1

See Accompanying Notes to Financial Statements

 96

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
1,373	NET Lease Office Properties	$42,851	0.0
6,630	NetSTREIT Corp.	93,815	0.0
11,469	Newmark Group, Inc. - Class A	146,918	0.1
2,295	NexPoint Diversified Real Estate Trust	14,000	0.0
2,047	NexPoint Residential Trust, Inc.	85,462	0.0
1,922	One Liberty Properties, Inc.	52,355	0.0
52,530 (1)	Opendoor Technologies, Inc.	84,048	0.0
6,110	Orion Office REIT, Inc.	22,668	0.0
12,560	Outfront Media, Inc.	222,814	0.1
16,962	Paramount Group, Inc.	83,792	0.0
3,396	Peakstone Realty Trust	37,594	0.0
10,190	Pebblebrook Hotel Trust	138,075	0.1
10,460	Phillips Edison & Co., Inc.	391,832	0.2
10,856	Piedmont Office Realty Trust, Inc. - Class A	99,332	0.0
3,665	Plymouth Industrial REIT, Inc.	65,237	0.0
6,840	PotlatchDeltic Corp.	268,470	0.1
1,691 (1)	RE/MAX Holdings, Inc. - Class A	18,043	0.0
8,572 (1)	Real Brokerage, Inc.	39,431	0.0
9,997 (1)	Redfin Corp.	78,676	0.0
10,442	Retail Opportunity Investments Corp.	181,273	0.1
13,120	RLJ Lodging Trust	133,955	0.1
1,746	RMR Group, Inc. - Class A	36,037	0.0
5,011	Ryman Hospitality Properties, Inc.	522,848	0.2
19,780	Sabra Health Care REIT, Inc.	342,590	0.1
4,611	Safehold, Inc.	85,211	0.0
1,234	Saul Centers, Inc.	47,879	0.0
14,597	Service Properties Trust	37,076	0.0
4,000	SITE Centers Corp.	61,160	0.0
6,066	SL Green Realty Corp.	412,003	0.2
3,158	St Joe Co.	141,889	0.1
9,858	Summit Hotel Properties, Inc.	67,527	0.0
17,295	Sunstone Hotel Investors, Inc.	204,773	0.1
9,116	Tanger Factory Outlet Centers, Inc.	311,129	0.1
2,373 (1)	Tejon Ranch Co.	37,731	0.0
8,116	Terreno Realty Corp.	479,980	0.2
5,783	UMH Properties, Inc.	109,183	0.1
20,733	Uniti Group, Inc.	114,032	0.1
1,301	Universal Health Realty Income Trust	48,410	0.0
10,537	Urban Edge Properties	226,546	0.1
7,059	Veris Residential, Inc.	117,391	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
4,690	Whitestone REIT	$66,457	0.0
8,892	Xenia Hotels & Resorts, Inc.	132,135	0.1
		14,002,768	5.9
	Utilities: 2.6%
4,866	ALLETE, Inc.	315,317	0.1
6,856 (1)	Altus Power, Inc.	27,904	0.0
3,155	American States Water Co.	245,207	0.1
6,694	Avista Corp.	245,201	0.1
5,760	Black Hills Corp.	337,075	0.2
10,310	Brookfield Infrastructure Corp. - Class A	412,503	0.2
4,383 (1)	Cadiz, Inc.	22,792	0.0
4,964	California Water Service Group	225,018	0.1
1,950	Chesapeake Utilities Corp.	236,633	0.1
1,503	Consolidated Water Co. Ltd.	38,913	0.0
1,430	Genie Energy Ltd. - Class B	22,294	0.0
14,292 (1)	Hawaiian Electric Industries, Inc.	139,061	0.1
3,159	MGE Energy, Inc.	296,820	0.1
1,597	Middlesex Water Co.	84,050	0.0
6,244 (1)	Montauk Renewables, Inc.	24,851	0.0
8,372	New Jersey Resources Corp.	390,554	0.2
3,385	Northwest Natural Holding Co.	133,911	0.1
5,183	NorthWestern Corp.	277,083	0.1
4,786	ONE Gas, Inc.	331,430	0.1
4,600	Ormat Technologies, Inc.	311,512	0.1
3,551	Otter Tail Corp.	262,206	0.1
7,598	PNM Resources, Inc.	373,594	0.2
8,437	Portland General Electric Co.	368,022	0.2
2,037 (1)	Pure Cycle Corp.	25,829	0.0
2,870	SJW Group	141,261	0.1
5,252	Southwest Gas Holdings, Inc.	371,369	0.2
4,839	Spire, Inc.	328,229	0.1
9,336 (1)(2)	Sunnova Energy International, Inc.	32,022	0.0
1,555	Unitil Corp.	84,265	0.0
1,681	York Water Co.	55,002	0.0
		6,159,928	2.6
	Total Common Stock (Cost $189,087,465)	228,700,746	96.7
RIGHTS: 0.0%
	Health Care: 0.0%
18,730 (3)(4)	Cartesian Therapeutics, Inc. CVR	3,371	0.0

See Accompanying Notes to Financial Statements

 97

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
RIGHTS: (continued)
	Health Care: (continued)
8,741 (3)(4)	Chinook Therapeutics, Inc. CVR	$3,409	0.0
3,559 (3)(4)	Inhibrx, Inc. CVR	14,628	0.0
		21,408	0.0
	Total Rights (Cost $—)	21,408	0.0
WARRANTS: 0.0%
	Health Care: 0.0%
330	Pulse Biosciences, Inc.	1,663	0.0
	Total Warrants (Cost $—)	1,663	0.0
	Total Long-Term Investments (Cost $189,087,465)	228,723,817	96.7

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Repurchase Agreements: 3.3%
1,865,655 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,866,125, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,902,968, due 10/01/29-02/01/57)	1,865,655	0.8
1,865,655 (5)	Clear Street LLC, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,866,125, collateralized by various U.S. Government Securities, 2.375%-6.125%, Market Value plus accrued interest $1,902,968, due 11/15/27-05/15/54)	1,865,655	0.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,880,210 (5)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $1,880,671, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,917,814, due 03/27/25-01/01/55)	$1,880,210	0.8
389,813 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $389,908, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $397,609, due 06/01/30-12/01/54)	389,813	0.1
1,865,655 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,866,128, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,902,968, due 11/01/51-12/01/54)	1,865,655	0.8
	Total Repurchase Agreements (Cost $7,866,988)	7,866,988	3.3

See Accompanying Notes to Financial Statements

 98

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
6,995,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $6,995,000)	$6,995,000	3.0
	Total Short-Term Investments (Cost $14,861,988)	$14,861,988	6.3
	Total Investments in Securities (Cost $203,949,453)	$243,585,805	103.0
	Liabilities in Excess of Other Assets	(7,158,557)	(3.0)
	Net Assets	$236,427,248	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $21,408 or —% of net assets. Please refer to the table below for additional details.

(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

 99

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table Investments, at fair value
Common Stock*	$228,700,746	$—	$—	$228,700,746
Rights	—	—	21,408	21,408
Warrants	—	1,663	—	1,663
Short-Term Investments	6,995,000	7,866,988	—	14,861,988
Total Investments, at fair value	$235,695,746	$7,868,651	$21,408	$243,585,805
Liabilities Table Other Financial Instruments+
Futures	$(341,030)	$—	$—	$(341,030)
Total Liabilities	$(341,030)	$—	$—	$(341,030)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, Voya VACS Index Series SC Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Cartesian Therapeutics, Inc. CVR	12/12/2023	$—	$3,371
Chinook Therapeutics, Inc. CVR	8/14/2023	—	3,409
Inhibrx, Inc. CVR	5/31/2024	—	14,628
		$—	$21,408

At December 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
E-mini Russell 2000 Index	72	03/21/25	$8,099,280	$(341,030)
			$8,099,280	$(341,030)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments Liability Derivatives	Location on Statement of Assets and Liabilities	Fair Value

Equity contracts	Variation margin payable on futures contracts*	$341,030
Total Liability Derivatives		$341,030

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

See Accompanying Notes to Financial Statements

 100

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$795,612
Total	$795,612

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,212,529)
Total	$(1,212,529)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $206,344,841.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$60,015,587
Gross Unrealized Depreciation	(23,115,653)
Net Unrealized Appreciation	$36,899,934

See Accompanying Notes to Financial Statements

 101

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

Portfolio Name	Type	Per Share Amount

Voya VACS Index Series EM Portfolio	NII	$0.4191

Voya VACS Index Series I Portfolio	NII	$0.2828

Voya VACS Index Series MC Portfolio	NII	$0.0966
	STCG	$0.0267
	LTCG	$0.0071

Voya VACS Index Series S Portfolio	NII	$0.1677
	STCG	$0.0438
	LTCG	$0.0207

Voya VACS Index Series SC Portfolio	NII	$0.2244
	STCG	$0.1011
	LTCG	$0.0144

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya VACS Index Series MC Portfolio	89.91%
Voya VACS Index Series S Portfolio	75.79%
Voya VACS Index Series SC Portfolio	45.01%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya VACS Index Series MC Portfolio	$343,851
Voya VACS Index Series S Portfolio	$5,904,784
Voya VACS Index Series SC Portfolio	$342,051

Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary Income
	Creditable Foreign Taxes		Derived from Foreign
	Paid	Per Share Amount	Sourced Income*
Voya VACS Index Series EM Portfolio	$1,675,025	$0.0425	95.10%
Voya VACS Index Series I Portfolio	$3,467,486	$0.0228	85.35%

* None of the Portfolios’ income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

 102

TAX INFORMATION (Unaudited) (continued)

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

 103

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Boards of Directors/Trustees (“Board”) of Voya Investors Trust (the “Trust”) and Voya Variable Portfolios, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya VACS Index Series EM Portfolio, Voya VACS Index Series I Portfolio, Voya VACS Index Series MC Portfolio and Voya VACS Index Series SC Portfolio, each a series of the Company, and Voya VACS Index Series S Portfolio, a series of the Trust (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors/Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company or Trust, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Directors/Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors/Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors/Trustees request, and management provides, certain information that the Independent Directors/ Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors/Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to

 104

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Chief Compliance Officer of the Company and the Trust evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board focused on the reasonableness of the differences between each Portfolio’s net performance and the total return of the index that the Portfolio seeks to track over certain time periods. The Board considered that the Portfolios had limited performance history as each was launched in early 2023 and that it was reasonable to provide more time for the purpose of evaluating the

Portfolio’s performance.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group and which additional services the Manager pays for on behalf of the Portfolios under the “bundled fee” arrangement in return for a single management fee (“Unified Fee Structure”). The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

 105

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub- Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels, and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the highest management fee rate or expense ratio, as applicable.

Voya VACS Index Series EM Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series EM Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in March 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series I Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series I Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was

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reasonable and within expectations. The Board also considered management’s representations regarding the sources of the differences between the Portfolio’s performance and that of its index, including the impact of foreign income tax withholding, the valuation of certain foreign securities held by the Portfolio, and the Portfolio’s cash flows and trading costs.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series MC Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series MC Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in January 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered) the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series SC Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series SC Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in January 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series S Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series S Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in January 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2025.

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Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Placement Agent

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, Delaware 19809

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, New York 10286

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

221493 (1224)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $740,801 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 10, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: March 10, 2025